Filed with the Securities and Exchange Commission on December 13, 2017
REGISTRATION NO. 333-150220
INVESTMENT COMPANY ACT NO. 811-5438
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 34
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 203
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PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
(Exact Name of Registrant)
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
(Name of Depositor)
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 926-1888
(Address and telephone number of Depositor's principal executive offices)
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J. MICHAEL LOW, ESQ
C/O KUTAK ROCK LLP
8601 NORTH SCOTTSDALE ROAD, SUITE 300
SCOTTSDALE, ARIZONA 85253-2738
(480) 429-4874
(Name, address and telephone number of agent for service)
COPIES TO:
DOUGLAS E. SCULLY
VICE PRESIDENT
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 925-6960
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on December 28, 2017 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[ ] on______ pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.

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EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 34 to Registration Statement No. 333-150220 for the purpose of including in the Registration Statement a Prospectus supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 34 incorporates by reference the prospectus dated May 1, 2017, contained in Part A of Post-Effective Amendment No. 33 filed on April 13, 2017.

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PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

Supplement dated December 28, 2017
to Prospectuses dated May 1, 2017

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information. Please check your Annuity Prospectus to determine which of the following changes affect the Annuity that you own. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

This Supplement describes a new portfolio of Advanced Series Trust (“AST”). In addition, effective on or about January 2, 2018, the AST Bond Portfolio 2017 will be closed and liquidated and, as a result, all references to the AST Bond Portfolio 2017 will be deleted from the Prospectus.

New AST Portfolio

AST Bond Portfolio 2029 (the “Portfolio”). Effective on or about January 2, 2018, the Portfolio will be added to your Annuity as a new variable investment option. Please note, however, that the Portfolio is not available for the allocation of Purchase Payments or for transfers – either incoming or outgoing. Instead, if a Contract owner selects certain optional living benefits under their Contract, the Contract owner’s account value may be allocated to and from the Portfolio in accordance with a nondiscretionary mathematical formula under the Contract. The inside front cover of the Prospectus is hereby amended to include the name of this new Portfolio under “Investment Options”.

In conjunction with the changes described above, the table captioned “Underlying Mutual Fund Portfolio Annual Expenses” in the “Summary of Contract Fees and Charges” section of the Prospectus is revised to add the following information:

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average net assets of the underlying Portfolios)

FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST Bond Portfolio 2029[1]	0.47%	0.08%[2]	0.25%	0.00%	0.00%	0.00%	0.80%	0.00%	0.80%

[1]	The Portfolio will commence operations on or about January 2, 2018.

[2]
Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated. Estimate based in part on assumed average daily net assets of $200 million for the Portfolio for the fiscal period ending December 31, 2018.

GENPRODSUP4

In the “Investment Options” section of the Prospectus, we add the following summary description for the Portfolio to the table below as follows:

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST Bond Portfolio 2029	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

GENPRODSUP4

PART B
STATEMENT OF ADDITIONAL INFORMATION
The variable investment options under the Annuity are issued by PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION, a Prudential Financial Company, and PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B (also known as “Separate Account B”). The variable investment options are registered under the Securities Act of 1933 and the Investment Company Act of 1940. The fixed investment options (“Fixed Allocations”) under the Annuity are issued by PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION. The assets supporting the Fixed Allocations are maintained in the PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D, a non-unitized separate account, and are registered solely under the Securities Act of 1933.

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. YOU SHOULD READ THIS INFORMATION ALONG WITH THE PROSPECTUS FOR THE ANNUITY FOR WHICH IT RELATES. THE PROSPECTUS CONTAINS INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS SEND A WRITTEN REQUEST TO PRUDENTIAL ANNUITIES – VARIABLE ANNUITIES, P.O. BOX 7960, PHILADELPHIA, PA OR TELEPHONE 1-800-752-6342. OUR WEBSITE ADDRESS IS WWW.PRUDENTIALANNUITIES.COM.
Date of Statement of Additional Information: May 1, 2017, as supplemented December 28, 2017
Date of Prospectus: May 1, 2017, as supplemented December 28, 2017
XT8 - SAI (05/2017)

GENERAL INFORMATION ABOUT PRUDENTIAL ANNUITIES
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
Prudential Annuities Life Assurance Corporation ("Prudential Annuities", "we", "our" or "us") is a stock life insurance company domiciled in Arizona with licenses in the District of Columbia, Puerto Rico, and in all states except New York. Prudential Annuities is a wholly-owned subsidiary of Prudential Annuities, Inc. Prudential Annuities' principal business address is One Corporate Drive, Shelton, Connecticut 06484.
No company other than Prudential Annuities has any legal responsibility to pay amounts that it owes under its annuity and variable life insurance contracts. However, Prudential Financial exercises significant influence over the operations and capital structure of Prudential Annuities.
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
Prudential Annuities Life Assurance Corporation Variable Account B, also referred to as "Separate Account B", was established by us pursuant to Connecticut law. Prior to November 18, 2002, Separate Account B was organized as a single separate account with six different Sub-account classes, each of which was registered as a distinct unit investment trust under the Investment Company Act. Effective November 18, 2002, each Sub-account class of Separate Account B was consolidated into American Skandia Life Assurance Corporation Variable Account B Class 1 Sub-accounts, which was subsequently renamed Prudential Annuities Life Assurance Corporation Variable Account B. Each Sub-account of Separate Account B has multiple Unit Prices to reflect the daily charge deducted for each combination of the applicable Insurance Charge, Distribution Charge (when applicable) and the charge for each optional benefit offered under Annuity contracts funded through Separate Account B. The consolidation of Separate Account B had no impact on Annuity Owners.
Effective August 31, 2013, Prudential Annuities Life Assurance Corporation changed its domicile from Connecticut to Arizona. As a result of this change, the Arizona Department of Insurance is our principal regulatory authority and all of our separate accounts, including Separate Account B, will now be operated in accordance with the laws of Arizona.
Separate Account B holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of the underlying mutual funds or portfolios of underlying mutual funds offered as Sub-accounts of Separate Account B. The underlying mutual funds or portfolios of underlying mutual funds are referred to as the Portfolios. Each Sub-account invests exclusively in a Portfolio. You will find additional information about the Portfolios in their respective prospectuses.
Separate Account B is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "Investment Company Act") as a unit investment trust, which is a type of investment company. Values and benefits based on allocations to the Sub-accounts will vary with the investment performance of the Portfolios, as applicable. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.
There is no assurance that the Account Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.
During the accumulation phase, we offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.
A brief summary of the investment objectives and policies of each Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses and statements of additional information for the Portfolios.
There can be no guarantee that any Portfolio will meet its investment objectives.
Each underlying mutual fund is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying mutual fund thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying mutual fund may add, eliminate or substitute portfolios from time to time. Generally, each portfolio issues a separate class of shares. Shares of the portfolios are available to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be made available, subject to obtaining all required regulatory approvals, for direct purchase by various pension and retirement savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").
We may make other portfolios available by creating new Sub-accounts. Additionally, new portfolios may be made available by the creation of new Sub-accounts from time to time. Such a new portfolio may be disclosed in its prospectus. We may take other actions in relation to the Sub-accounts and/or Separate Account B.
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D
Prudential Annuities Life Assurance Corporation Separate Account D, also referred to as "Separate Account D", was established by us pursuant to Connecticut law. Based on our redomestication from Connecticut to Arizona, however, all our Separate Accounts, including Separate Account D, will be operated in accordance with the laws of Arizona, effective August 31, 2013. During the accumulation phase, assets supporting our obligations based on Fixed Allocations are held in Separate Account D. Such obligations are based on the fixed interest rates we credit to Fixed Allocations and the terms of the Annuities. These obligations do not depend on the investment performance of the assets in Separate Account D.
There are no units in Separate Account D. The Fixed Allocations are guaranteed by our general account. An Annuity Owner who allocates a portion of their Account Value to Separate Account D does not participate in the investment gain or loss on assets maintained in Separate Account D. Such gain or loss accrues solely to us. We retain the risk that the value of the assets in Separate Account D may drop below the reserves and other liabilities we must maintain. Should the value of the assets in Separate Account D drop below the reserve and other liabilities we must maintain in relation to the annuities supported by such assets, we will transfer assets from our general account to Separate Account D to make up the difference. We have the right to transfer to our general account any assets of Separate Account D in excess of such reserves and other liabilities. We maintain assets in Separate Account D supporting a number of annuities we offer.
We currently employ investment managers to manage the assets maintained in Separate Account D. Each manager we employ is responsible for investment management of a different portion of Separate Account D. From time to time additional investment managers may be employed or investment managers may cease being employed. We are under no obligation to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.
We operate Separate Account D in a fashion designed to meet the obligations created by Fixed Allocations. Factors affecting these operations include the following:

1.	We employ an investment strategy designed to limit the risk of default. Some of the guidelines of our current investment strategy for Separate Account D include, but are not limited to, the following:

a.
Investments may include cash; debt securities issued by the United States Government or its agencies and instrumentalities; money market instruments; short, intermediate and long-term corporate obligations; private placements; asset-backed obligations; and municipal bonds.

b.
At the time of purchase, fixed income securities will be in one of the top four generic lettered rating classifications as established by a nationally recognized statistical rating organization ("NRSRO") such as Standard & Poor's or Moody's Investor Services, Inc.

We are not obligated to invest according to the aforementioned guidelines or any other strategy except as may be required by Arizona and other state insurance laws.

2.	The assets in Separate Account D are accounted for at their market value, rather than at book value.

3.	We are obligated by law to maintain our capital and surplus, as well as our reserves, at the levels required by applicable state insurance law and regulation.
PRINCIPAL UNDERWRITER/DISTRIBUTOR - PRUDENTIAL ANNUITIES DISTRIBUTORS, INC.
Prudential Annuities Distributors, Inc. ("PAD"), a wholly-owned subsidiary of Prudential Annuities, Inc., is the distributor and principal underwriter of the Annuity described in the Prospectus and this Statement of Additional Information. Prudential Annuities Life Assurance Corporation and AST Investment Services, Inc. ("ASISI"), a co-investment manager of Advanced Series Trust are also wholly-owned subsidiaries of Prudential Annuities, Inc. Prudential Annuities Information Services and Technology Corporation, also a wholly-owned subsidiary of Prudential Annuities, Inc., is a service company that provides systems and information services to Prudential Annuities Life Assurance Corporation and its affiliated companies.
PAD acts as the distributor of a number of annuity and life insurance products we offer.
PAD's principal business address is One Corporate Drive, Shelton, Connecticut 06484. PAD is registered as a broker-dealer under the Securities and Exchange Act of 1934 ("Exchange Act") and is a member of the Financial Industry Regulatory Authority ("FINRA"). THE OFFERING OF THE ANNUITY CONTRACTS THROUGH PAD IS CONTINUOUS. PLEASE SEE THE PROSPECTUS FOR A DISCUSSION OF HOW THE SALES LOAD ON THE ANNUITY CONTRACTS IS DETERMINED.
The Annuity is offered on a continuous basis. PAD enters into distribution agreements with broker-dealers who are registered under the Exchange Act and with entities that may offer the Annuity but are exempt from registration ("firms"). Applications for the Annuity are solicited by registered representatives of those firms.
Commissions are paid to firms on sales of the Annuity according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of Purchase Payments made, up to a maximum of 7.0%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of Account Value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the Annuity. Commissions and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS
In an effort to promote the sale of our products (which may include the placement of Prudential Annuities and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD pay certain broker-dealers cash compensation in the form of: commissions according to one or more schedules; percentage payments based on “Assets Under Management” (total assets”) subject to certain criteria in certain Pruco Life products; and/or percentage payments based on the total amount of money received as purchase payments under Pruco Life annuity products sold through the broker-dealer.
We or PAD also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the forms of non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The list in the prospectus includes the names of the firms that we are aware (as of December 31, 2016) received cash compensation with respect to annuity business during 2016 (or as to which a payment amount was accrued during 2016). The firms listed include payments in connection with products issued by Prudential Annuities Life Assurance Corporation. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract. During 2016, the least amount paid, and greatest amount paid, were $1.20 and $7,034,121.85, respectively.
You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Annuity than for selling a different annuity that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to an annuity product, any such compensation will be paid by us or PAD and will not result in any additional charge to you. Overall compensation paid to the distributing firm does not exceed, based on actuarial assumptions, 8.5% of the total Purchase Payments made. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Annuity.
With respect to all individual annuities issued by Prudential Annuities, PAD received commissions as follows: 2016: $108,318,475.79; 2015: $142,737,382 and 2014: $178,183,624. PAD retained none of those commissions.
HOW THE UNIT PRICE IS DETERMINED
For each Sub-account the initial Unit Price was $10.00. The Unit Price for each subsequent period is the net investment factor for that period, multiplied by the Unit Price for the immediately preceding Valuation Period. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less (c) where:

a.	is the net result of:

1.
the net asset value per share of the Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared by the Portfolio at the end of the current Valuation Period and paid (in the case of a Portfolio that declares dividends on an annual or quarterly basis) or accrued (in the case of a money market Portfolio that pays dividends monthly); plus or minus

2.	any per share charge or credit during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

b.	is the net result of:

1.
the net asset value per share of the Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the preceding Valuation Period; plus or minus

2.	any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

c.	is the Insurance Charge and the Distribution Charge deducted daily against the assets of the Separate Account.
We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.
ADDITIONAL INFORMATION ON FIXED ALLOCATIONS
To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued. We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period. Such an action may have an impact on the market value adjustment ("MVA").
We declare the rates of interest applicable during the various Guarantee Periods offered. Declared rates are effective annual rates of interest. The rate of interest applicable to a Fixed Allocation is the one in effect when its Guarantee Period begins. The rate is guaranteed throughout the Guarantee Period. We inform you of the interest rate applicable to a Fixed Allocation, as well as its Maturity Date, when we confirm the allocation. We declare interest rates applicable to new Fixed Allocations from time-to-time. Any new Fixed Allocation in an existing Annuity is credited interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.
The interest rates we credit are subject to a minimum. We may declare a higher rate. The minimum is based on both an index and a reduction to the interest rate determined according to the index.
The index is based on the published rate for certificates of indebtedness (bills, notes or bonds, depending on the term of indebtedness) of the United States Treasury at the most recent Treasury auction held at least 30 days prior to the beginning of the applicable Fixed Allocation's Guarantee Period. The term (length of time from issuance to maturity) of the certificates of indebtedness upon which the index is based is the same as the duration of the Guarantee Period. If no certificates of indebtedness are available for such term, the next shortest term is used. If the United States Treasury's auction program is discontinued, we will substitute indexes which in our opinion are comparable. If required, implementation of such substitute indexes will be subject to approval by the SEC and the Insurance Department of the jurisdiction in which your Annuity was delivered. (For Annuities issued as certificates of participation in a group contract, it is our expectation that approval of only the jurisdiction in which such group contract was delivered applies.)
The reduction used in determining the minimum interest rate is two and a half percent of interest (2.50%).
Where required by the laws of a particular jurisdiction, a specific minimum interest rate, compounded yearly, will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.
WE MAY CHANGE THE INTEREST RATES WE CREDIT NEW FIXED ALLOCATIONS AT ANY TIME. Any such change does not have an impact on the rates applicable to Fixed Allocations with Guarantee Periods that began prior to such change. However, such a change will affect the MVA.
We have no specific formula for determining the interest rates we declare. Rates may differ between classes and between types of annuities we offer, even for guarantees of the same duration starting at the same time. We expect our interest rate declarations for Fixed Allocations to reflect the returns available on the type of investments we make to support the various classes of annuities supported by the assets in Separate Account D. However, we may also take into consideration in determining rates such factors including, but not limited to, the durations offered by the annuities supported by the assets in Separate Account D, regulatory and tax requirements, the liquidity of the secondary markets for the type of investments we make, commissions, administrative expenses, investment expenses, our insurance risks in relation to Fixed Allocations, general economic trends and competition. OUR MANAGEMENT MAKES THE FINAL DETERMINATION AS TO INTEREST RATES TO BE CREDITED. WE CANNOT PREDICT THE RATES WE WILL DECLARE IN THE FUTURE.
HOW WE CALCULATE THE MARKET VALUE ADJUSTMENT
An MVA is used to determine the Account Value of each Fixed Allocation. The formula used to determine the MVA is applied separately to each Fixed Allocation. Values and time durations used in the formula are as of the date the Account Value is being determined.
For purposes of this provision:

▪	"Strips" are a form of security where ownership of the interest portion of United States Treasury securities are separated from ownership of the underlying principal amount or corpus.

▪	"Strip Yields" are the yields payable on coupon Strips of United States Treasury securities.

▪
"Option-adjusted Spread" is the difference between the yields on corporate debt securities (adjusted to disregard options on such securities) and government debt securities of comparable duration. We currently use the Merrill Lynch 1 to 10 year Investment Grade Corporate Bond Index of Option-adjusted Spreads.

The formula is:
[(1+I) / (1+J+0.0010)]^(N/365)
where:
I is the Strip Yield as of the start date of the Guarantee Period for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.
J is the Strip Yield as of the date the MVA formula is being applied for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.
N is the number of days remaining in the original Guarantee Period.
The denominator of the MVA formula includes a factor, currently equal to 0.0010 or 10 basis points. The factor is an adjustment that is applied when an MVA is assessed (regardless of whether the MVA is positive or negative) and, relative to when no factor is applied, will reduce the amount being surrendered or transferred from the MVA Fixed Allocation.
If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]^(N/365).
No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date and the 30 days prior to the Maturity Date. The formula may be changed for certain Special Purpose Fixed Allocations, as described in the Prospectus.
Irrespective of the above, we apply certain formulas to determine "I" and "J" when we do not offer Guarantee Periods with a duration equal to the Remaining Period. These formulas are as follows:

1.
If we offer Guarantee Periods to your class of Annuities with durations that are both shorter and longer than the Remaining Period, we interpolate a rate for "J" between our then current interest rates for Guarantee Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities.

2.
If we no longer offer Guarantee Periods to your class of Annuities with durations that are both longer and shorter than the Remaining Period, we determine rates for "J" and, for purposes of determining the MVA only, for "I" based on the Moody's Corporate Bond Yield Average - Monthly

Average Corporates (the "Average"), as published by Moody's Investor Services, Inc., its successor, or an equivalent service should such Average no longer be published by Moody's. For determining I, we will use the Average published on or immediately prior to the start of the applicable Guarantee Period. For determining J, we will use the Average for the Remaining Period published on or immediately prior to the date the MVA is calculated.
No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date, and, where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee Period with a duration equal to the number of years remaining in a Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.
Our Current Rates are expected to be sensitive to interest rate fluctuations, thereby making each MVA equally sensitive to such changes. There would be a downward adjustment when the applicable Current Rate plus 0.10 percent of interest exceeds the rate credited to the Fixed Allocation and an upward adjustment when the applicable Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.
We reserve the right, from time to time, to determine the MVA using an interest rate lower than the Current Rate for all transactions applicable to a class of Annuities. We may do so at our sole discretion. This would benefit all such Annuities if transactions to which the MVA applies occur while we use such lower interest rate.
GENERAL INFORMATION
VOTING RIGHTS
We are the legal owner of the shares of the underlying Portfolios in which the Sub-accounts invest. However, under current SEC rules, you have voting rights in relation to Account Value maintained in the Sub-accounts. If an underlying Portfolio requests a vote of shareholders, we will vote our shares based on instructions received from Owners with Account Value allocated to that Sub-account. Owners have the right to vote an amount equal to the number of shares attributable to their contracts. If we do not receive voting instructions in relation to certain shares, we will vote those shares in the same manner and proportion as the shares for which we have received instructions. This voting procedure is sometimes referred to as “mirror voting” because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. We will also “mirror vote” shares that are owned directly by us or an affiliate (excluding shares held in the separate account of an affiliated insurer). In addition, because all the shares of a given Portfolio held within our Separate Account are legally owned by us, we intend to vote all of such shares when that underlying Portfolio seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying Portfolio’s shareholder meeting and towards the ultimate outcome of the vote. Thus, under “mirror voting”, it is possible that the votes of a small percentage of contract holders who actually vote will determine the ultimate outcome.
We may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the available Variable Investment Options or to approve or disapprove an investment advisory contract for a Portfolio. In addition, we may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Portfolios associated with the available Variable Investment Options, provided that we reasonably disapprove such changes in accordance with applicable federal or state regulations. If we disregard Owner voting instructions, we will advise Owners of our action and the reasons for such action in the next available annual or semi-annual report.
We will furnish those Owners who have Account Value allocated to a Sub-account whose underlying Portfolio has requested a “proxy” vote with proxy materials and the necessary forms to provide us with their voting instructions. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the underlying Portfolio that require a vote of shareholders. We reserve the right to change the voting procedures described above if applicable SEC rules change.
MODIFICATION
We reserve the right to do any or all of the following: (a) combine a Sub-account with other Sub-accounts; (b) combine Separate Account B or a portion of it with other "unitized" separate accounts; (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations; (d) combine Separate Account D with other "non-unitized" separate accounts; (e) deregister Separate Account B under the Investment Company Act; (f) operate Separate Account B as a management investment company under the Investment Company Act or in any other form permitted by law; (g) make changes required by any change in the Securities Act, the Exchange Act or the Investment Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code; (i) make changes required by any change in other Federal or state laws relating to retirement annuities or annuity contracts; and (j) discontinue offering any Sub-account at any time.
Also, from time to time, we may make additional Sub-accounts available to you. These Sub-accounts will invest in underlying mutual funds or portfolios of underlying mutual funds we believe to be suitable for the Annuity. We may or may not make a new Sub-account available to invest in any new portfolio of one of the current underlying mutual funds should such a portfolio be made available to Separate Account B.
We may eliminate Sub-accounts, combine two or more Sub-accounts or substitute one or more new underlying mutual funds or portfolios for the one in which a Sub-account is invested. Substitutions may be necessary if we believe an underlying mutual fund or portfolio no longer suits the purpose of the Annuity. This may happen due to a change in laws or regulations, or a change in the investment objectives or restrictions of an underlying mutual fund or portfolio, or because the underlying mutual fund or portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the insurance department of our state of domicile, if so required by law, before making such a substitution, deletion or addition. We also would obtain prior approval from the SEC so long as required by law, and any other required approvals before making such a substitution, deletion or addition.
We reserve the right to transfer assets of Separate Account B, which we determine to be associated with the class of contracts to which your Annuity belongs, to another "unitized" separate account. We also reserve the right to transfer assets of Separate Account D which we determine to be associated with the class of contracts to which your annuity belongs, to another "non-unitized" separate account. We will notify you (and/or any payee during the payout phase) of any modification to your Annuity. We may endorse your Annuity to reflect the change.
DEFERRAL OF TRANSACTIONS
We may defer any distribution or transfer from a Fixed Allocation or an annuity payment for a period not to exceed the lesser of 6 months or the period permitted by law. If we defer a distribution or transfer from any Fixed Allocation or any annuity payment for more than thirty days, or less where required by law, we pay interest at the minimum rate required by law but not less than 3% or at least 4% if required by your contract, per year on the amount deferred. We may defer payment of proceeds of any distribution from any Sub-account or any transfer from a Sub-account for a period not to exceed 7 calendar days from the date the transaction is effected. Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.
There may be circumstances where the NYSE is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Account Value may fluctuate based on changes in the Unit Values, but you may not be able to transfer Account Value, or make a purchase or redemption request.
The NYSE is closed on the following nationally recognized holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. On those dates, we will not process any financial transactions involving purchase or redemption orders.
Prudential Annuities will also not process financial transactions involving purchase or redemption orders or transfers on any day that:

▪	trading on the NYSE is restricted;

▪	an emergency exists making redemption or valuation of securities held in the separate account impractical; or

▪	the SEC, by order, permits the suspension or postponement for the protection of security holders.
MISSTATEMENT OF AGE OR SEX
If there has been a misstatement of the age and/or sex of any person upon whose life annuity payments or the minimum death benefit is based, we make adjustments to conform to the facts. As to annuity payments: (a) any underpayments by us will be remedied on the next payment following correction; and (b) any overpayments by us will be charged against future amounts payable by us under your Annuity.
CYBER SECURITY RISKS
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Prudential Annuities is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Prudential Annuities and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Annuity, but also with entities operating the Annuity’s underlying funds and with third-party service providers to Prudential Annuities. Cyber security failures originating with any of the entities involved with the offering and administration of the Annuity may cause significant disruptions in the business operations related to the Annuity. Potential impacts may include, but are not limited to, potential financial losses under the Annuity, your inability to conduct transactions under the Annuity and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Annuity and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Prudential Annuities, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Prudential Annuities may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Prudential Annuities in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments and others continue to pose new and significant cyber security threats. Although Prudential Annuities, our service providers, and the underlying funds offered under the Annuity may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Prudential Annuities cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
ANNUITIZATION
WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
We currently make annuity options available that provide fixed annuity payments, or adjustable payments. Fixed options provide the same amount with each payment. Adjustable options provide a fixed payment that is periodically adjusted based on current interest rates. We do not guarantee to make all annuity payment options available in the future.
When you purchase an Annuity, or at a later date, you may choose an Annuity Date, an annuity option and the frequency of annuity payments. You may change your choices before the Annuity Date under the terms of your contract. A maximum Annuity Date may be required by law. The Annuity Date may depend on the annuity option you choose. Certain annuity options may not be available depending on the age of the Annuitant.
Certain of these annuity options may also be available to Beneficiaries who choose to receive the Annuity's Death Benefit proceeds as a series of payments instead of a lump sum payment.
OPTION 1
Payments for Life: Under this option, income is payable periodically until the death of the "key life". The "key life" (as used in this section) is the person or persons upon whose life annuity payments are based. No additional annuity payments are made after the death of the key life. Since no minimum number of payments is guaranteed, this option offers the largest amount of periodic payments of the life contingent annuity options. It is possible that only one payment will be payable if the death of the key life occurs before the date the second payment was due, and no other payments nor death benefits would be payable. This option is currently available on a fixed basis. Under this option, you cannot make a partial or full surrender of the annuity.
OPTION 2
Payments Based on Joint Lives: Under this option, income is payable periodically during the joint lifetime of two key lives, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the survivor's death. No minimum number of payments is guaranteed under this option. It is possible that only one payment will be payable if the death of all the key lives occurs before the date the second payment was due, and no other payments or death benefits would be payable. This option is currently available on a fixed basis. Under this option, you cannot make a partial or full surrender of the annuity.
OPTION 3
Payments for Life with a Certain Period: Under this option, income is payable until the death of the key life. However, if the key life dies before the end of the period selected (5, 10 or 15 years), the remaining payments are paid to the Beneficiary until the end of such period. This option is currently available on a fixed basis.
OPTION 4
Fixed Payments for a Certain Period: Under this option, income is payable periodically for a specified number of years. If the payee dies before the end of the specified number of years, the remaining payments are paid to the Beneficiary to the end of such period. Note that under this option, payments are not based on any assumptions of life expectancy. Therefore, that portion of the Insurance Charge assessed to cover the risk that key lives outlive our expectations provides no benefit to an Owner selecting this option. Under this option, you cannot make a partial or full surrender of the annuity.
We may make additional annuity payment options available in the future.
WHEN ARE ANNUITY PAYMENTS MADE?
Each Annuity Payment is payable monthly on the Annuity Payment Date. The initial annuity payment will be on a date of your choice. The Annuity Payment Date may not be changed after the Annuity Date.
HOW ARE ANNUITY PAYMENTS CALCULATED?
FIXED ANNUITY PAYMENTS
If you choose to receive fixed annuity payments, you will receive equal fixed-dollar payments throughout the period you select. The amount of the fixed payment will vary depending on the annuity payment option and payment frequency you select. Generally, the first annuity payment is determined by multiplying the Account Value upon the Annuity Date, minus any state premium taxes that may apply, by the factor determined from our table of annuity rates. The table of annuity rates differs based on the type of annuity chosen and the frequency of payment selected. Our rates will not be less than our guaranteed minimum rates. These guaranteed minimum rates are derived from the 2000 Individual Annuity Mortality Table with an assumed interest rate of 3% per annum. Where required by law or regulation, such annuity table will have rates that do not differ according to the gender of the key life. Otherwise, the rates will differ according to the gender of the key life.
ADJUSTABLE ANNUITY PAYMENTS
We may make an adjustable annuity payment option available. Adjustable annuity payments are calculated similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving annuity payments, the annuity payment amount is adjusted upward or downward depending on the rate we are currently crediting to annuity payments. The adjustment in the annuity payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.
KEY TERMS
ACCOUNT VALUE: The value of each allocation to a Sub-account (also referred to as a "variable investment option") plus any Fixed Allocation prior to the Annuity Date, increased by any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge ("CDSC" or "surrender charge") and/or, other than on an annuity anniversary, any fee that is deducted from the Annuity annually in arrears. The Account Value is determined separately for each Sub-account and for each Fixed Allocation, and then totaled to determine the Account Value for your entire Annuity. The Account Value of each MVA Fixed Allocation on any day other than its Maturity Date may be calculated using a market value adjustment. The Account Value includes any Loyalty Credit we apply. With respect to Annuities with a Highest Daily Lifetime Five Income Benefit election, Account Value includes the value of any allocation to the Benefit Fixed Rate Account.
ANNUITY DATE: The date you choose for annuity payments to commence. Unless we agree otherwise, for Annuities issued on or after November 20, 2006, the Annuity Date must be no later than the first day of the calendar month coinciding with or next following the later of: (a) the oldest Owner's or Annuitant's 95th birthday, whichever occurs first, and (b) the fifth anniversary of the Issue Date.
EXPERTS
The financial statements of Prudential Annuities Life Assurance Corporation as of December 31, 2016 and 2015 and for each of the three years in the period ended December 31, 2016 and the financial statements of Prudential Annuities Life Assurance Corporation Variable Account B as of December 31, 2016 and for each of the periods presented included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
LEGAL EXPERTS
In connection with the preparation of the post-effective amendment to this registration statement, counsel for Prudential Annuities has provided certain advice with respect to the federal securities laws.
FINANCIAL STATEMENTS
The financial statements which follow are those of Prudential Annuities Life Assurance Corporation and Prudential Annuities Life Assurance Corporation Variable Account B Sub-accounts as of December 31, 2016 and for the years ended December 31, 2016 and 2015. There may be other Sub-accounts included in Variable Account B that are not available in the product described in the applicable prospectus.
INCORPORATION BY REFERENCE
To the extent and only to the extent that any statement in a document incorporated by reference into this Statement of Additional Information is modified or superseded by a statement in this Statement of Additional Information or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.
We furnish you without charge a copy of any or all the documents incorporated by reference in this Statement of Additional Information, including any exhibits to such documents which have been specifically incorporated by reference. We do so upon receipt of your written or oral request. Please address your request to Prudential Annuities--Variable Annuities, P.O. Box 7960, Philadelphia, PA 19176. Our phone number is 1-800-752-6342. You may also forward such a request electronically to our Customer Service Department at www.prudentialannuities.com.

Appendix A
DETERMINATION OF ACCUMULATION UNIT VALUES
AND FINANCIAL STATEMENTS OF SEPARATE ACCOUNT
The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding business day by the net investment factor for that Sub-account for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the Sub-account for that day by the value of the assets of the Sub-account for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. The value of the assets of a Sub-account is determined by multiplying the number of shares of a fund by the net asset value of each share and adding the value of dividends declared by the Series Fund or other fund but not yet paid.
As we have indicated in the prospectuses, the Advanced Series XTRA Credit Eight and Optimum XTRA Annuity are contracts that allow you to select or decline any of several benefit options that carry with it a specific asset based charge. We maintain a unique unit value corresponding to each such contract feature. In each prospectus, we depict the unit values corresponding to the contract features that bore the highest and lowest combination of asset-based charges for the period ending December 31, 2016. Here, we set out unit values corresponding to the remaining unit values.
The portfolio names shown for the corresponding unit values are as of the period indicated above. For a complete list of the current portfolio names, see "What Are the Investment Objectives and Policies of the Portfolio?" in the prospectus.

A 1

ADVANCED SERIES XTRA CREDIT EIGHTSM ("XT8")
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With EBP II or HAV (2.00%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.66	$7.84	9,400,328
01/01/2009 to 12/31/2009	$7.84	$9.56	11,572,243
01/01/2010 to 12/31/2010	$9.56	$10.49	9,571,229
01/01/2011 to 12/31/2011	$10.49	$10.00	7,458,449
01/01/2012 to 12/31/2012	$10.00	$11.04	6,592,715
01/01/2013 to 12/31/2013	$11.04	$11.89	4,018,651
01/01/2014 to 12/31/2014	$11.89	$12.10	2,611,367
01/01/2015 to 12/31/2015	$12.10	$11.48	1,475,038
01/01/2016 to 12/31/2016	$11.48	$11.96	987,794
AST Advanced Strategies Portfolio
06/30/2008 to 12/31/2008	$10.66	$7.85	3,903,066
01/01/2009 to 12/31/2009	$7.85	$9.70	4,089,298
01/01/2010 to 12/31/2010	$9.70	$10.81	3,661,891
01/01/2011 to 12/31/2011	$10.81	$10.61	3,108,340
01/01/2012 to 12/31/2012	$10.61	$11.82	2,860,050
01/01/2013 to 12/31/2013	$11.82	$13.50	2,262,276
01/01/2014 to 12/31/2014	$13.50	$14.04	1,616,826
01/01/2015 to 12/31/2015	$14.04	$13.86	906,797
01/01/2016 to 12/31/2016	$13.86	$14.55	692,806
AST American Century Income & Growth Portfolio
06/30/2008 to 12/31/2008	$13.79	$10.13	432,558
01/01/2009 to 12/31/2009	$10.13	$11.69	495,878
01/01/2010 to 12/31/2010	$11.69	$13.04	325,918
01/01/2011 to 12/31/2011	$13.04	$13.23	289,460
01/01/2012 to 05/04/2012	$13.23	$14.36	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$10.00	$11.61	4,974
01/01/2014 to 12/31/2014	$11.61	$12.88	14,428
01/01/2015 to 12/31/2015	$12.88	$12.84	10,655
01/01/2016 to 12/31/2016	$12.84	$13.93	9,077
AST Balanced Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.71	$8.11	5,528,245
01/01/2009 to 12/31/2009	$8.11	$9.80	8,798,728
01/01/2010 to 12/31/2010	$9.80	$10.79	7,024,050
01/01/2011 to 12/31/2011	$10.79	$10.44	5,182,858
01/01/2012 to 12/31/2012	$10.44	$11.51	5,035,393
01/01/2013 to 12/31/2013	$11.51	$13.27	3,262,170
01/01/2014 to 12/31/2014	$13.27	$13.86	3,023,580
01/01/2015 to 12/31/2015	$13.86	$13.64	2,076,357
01/01/2016 to 12/31/2016	$13.64	$14.21	1,450,831
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$10.00	$9.15	64,421
01/01/2012 to 12/31/2012	$9.15	$10.03	93,865
01/01/2013 to 12/31/2013	$10.03	$10.89	102,690
01/01/2014 to 12/31/2014	$10.89	$11.20	75,915
01/01/2015 to 12/31/2015	$11.20	$10.65	48,053
01/01/2016 to 12/31/2016	$10.65	$11.16	34,470

A 2

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$10.00	$10.47	5,721
01/01/2014 to 12/31/2014	$10.47	$10.63	20,316
01/01/2015 to 12/31/2015	$10.63	$10.45	21,782
01/01/2016 to 12/31/2016	$10.45	$10.89	17,495
AST BlackRock Low Duration Bond Portfolio
06/30/2008 to 12/31/2008	$10.99	$10.73	3,023,480
01/01/2009 to 12/31/2009	$10.73	$11.59	3,232,705
01/01/2010 to 12/31/2010	$11.59	$11.80	2,405,356
01/01/2011 to 12/31/2011	$11.80	$11.83	1,638,831
01/01/2012 to 12/31/2012	$11.83	$12.13	1,373,988
01/01/2013 to 12/31/2013	$12.13	$11.63	1,058,431
01/01/2014 to 12/31/2014	$11.63	$11.39	675,849
01/01/2015 to 12/31/2015	$11.39	$11.21	402,011
01/01/2016 to 12/31/2016	$11.21	$11.17	326,027
AST BlackRock/Loomis Sayles Bond Portfolio
06/30/2008 to 12/31/2008	$11.73	$11.21	2,546,124
01/01/2009 to 12/31/2009	$11.21	$12.80	3,707,147
01/01/2010 to 12/31/2010	$12.80	$13.51	3,188,128
01/01/2011 to 12/31/2011	$13.51	$13.66	2,557,267
01/01/2012 to 12/31/2012	$13.66	$14.64	2,510,555
01/01/2013 to 12/31/2013	$14.64	$14.08	1,426,831
01/01/2014 to 12/31/2014	$14.08	$14.38	956,377
01/01/2015 to 12/31/2015	$14.38	$13.80	628,255
01/01/2016 to 12/31/2016	$13.80	$14.09	564,139
AST Bond Portfolio 2015
06/30/2008 to 12/31/2008	$9.69	$11.28	12,905,774
01/01/2009 to 12/31/2009	$11.28	$11.01	11,423,965
01/01/2010 to 12/31/2010	$11.01	$11.80	7,372,701
01/01/2011 to 12/31/2011	$11.80	$12.31	5,770,635
01/01/2012 to 12/31/2012	$12.31	$12.42	4,016,057
01/01/2013 to 12/31/2013	$12.42	$12.14	1,984,193
01/01/2014 to 12/31/2014	$12.14	$11.88	1,658,549
01/01/2015 to 12/31/2015	$11.88	$11.61	0
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$10.00	$9.36	1,335,590
01/01/2010 to 12/31/2010	$9.36	$10.14	972,743
01/01/2011 to 12/31/2011	$10.14	$10.90	747,805
01/01/2012 to 12/31/2012	$10.90	$11.12	351,286
01/01/2013 to 12/31/2013	$11.12	$10.83	158,875
01/01/2014 to 12/31/2014	$10.83	$10.66	123,038
01/01/2015 to 12/31/2015	$10.66	$10.42	1,666,488
01/01/2016 to 12/31/2016	$10.42	$10.26	0
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$10.00	$10.74	4,566,891
01/01/2011 to 12/31/2011	$10.74	$11.73	2,577,818
01/01/2012 to 12/31/2012	$11.73	$12.08	1,131,486
01/01/2013 to 12/31/2013	$12.08	$11.60	198,554
01/01/2014 to 12/31/2014	$11.60	$11.53	83,718
01/01/2015 to 12/31/2015	$11.53	$11.31	75,558
01/01/2016 to 12/31/2016	$11.31	$11.22	1,173,463

A 3

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2018
06/30/2008 to 12/31/2008	$9.66	$12.01	7,376,393
01/01/2009 to 12/31/2009	$12.01	$11.06	7,133,884
01/01/2010 to 12/31/2010	$11.06	$12.05	4,327,344
01/01/2011 to 12/31/2011	$12.05	$13.41	6,924,813
01/01/2012 to 12/31/2012	$13.41	$13.90	3,795,635
01/01/2013 to 12/31/2013	$13.90	$13.19	1,425,957
01/01/2014 to 12/31/2014	$13.19	$13.27	1,181,537
01/01/2015 to 12/31/2015	$13.27	$13.11	1,033,755
01/01/2016 to 12/31/2016	$13.11	$13.06	907,969
AST Bond Portfolio 2019
06/30/2008 to 12/31/2008	$9.68	$12.08	5,692,971
01/01/2009 to 12/31/2009	$12.08	$10.93	5,213,380
01/01/2010 to 12/31/2010	$10.93	$11.93	3,978,286
01/01/2011 to 12/31/2011	$11.93	$13.55	2,040,163
01/01/2012 to 12/31/2012	$13.55	$14.06	3,068,671
01/01/2013 to 12/31/2013	$14.06	$13.11	1,918,350
01/01/2014 to 12/31/2014	$13.11	$13.40	1,315,184
01/01/2015 to 12/31/2015	$13.40	$13.27	1,173,555
01/01/2016 to 12/31/2016	$13.27	$13.20	1,053,395
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$10.00	$8.77	239,205
01/01/2010 to 12/31/2010	$8.77	$9.61	3,501,577
01/01/2011 to 12/31/2011	$9.61	$11.18	747,648
01/01/2012 to 12/31/2012	$11.18	$11.65	52,737
01/01/2013 to 12/31/2013	$11.65	$10.67	4,576,643
01/01/2014 to 12/31/2014	$10.67	$11.10	2,846,478
01/01/2015 to 12/31/2015	$11.10	$11.05	2,440,037
01/01/2016 to 12/31/2016	$11.05	$11.04	2,073,767
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$10.00	$10.99	6,025,992
01/01/2011 to 12/31/2011	$10.99	$12.95	3,151,015
01/01/2012 to 12/31/2012	$12.95	$13.56	495,656
01/01/2013 to 12/31/2013	$13.56	$12.35	178
01/01/2014 to 12/31/2014	$12.35	$13.04	681,896
01/01/2015 to 12/31/2015	$13.04	$13.00	667,698
01/01/2016 to 12/31/2016	$13.00	$13.00	544,327
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$10.00	$12.00	5,394,026
01/01/2012 to 12/31/2012	$12.00	$12.44	5,525,461
01/01/2013 to 12/31/2013	$12.44	$11.01	143,428
01/01/2014 to 12/31/2014	$11.01	$11.90	105,004
01/01/2015 to 12/31/2015	$11.90	$11.91	500,607
01/01/2016 to 12/31/2016	$11.91	$11.89	367,715
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$10.00	$10.38	3,495,509
01/01/2013 to 12/31/2013	$10.38	$9.13	9,061,699
01/01/2014 to 12/31/2014	$9.13	$10.08	3,171,548
01/01/2015 to 12/31/2015	$10.08	$10.15	804,213
01/01/2016 to 12/31/2016	$10.15	$10.13	868,254
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$10.00	$8.73	5,845,538
01/01/2014 to 12/31/2014	$8.73	$9.81	2,864,169
01/01/2015 to 12/31/2015	$9.81	$9.88	330,756
01/01/2016 to 12/31/2016	$9.88	$9.87	262,695

A 4

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$10.00	$11.28	1,452,253
01/01/2015 to 12/31/2015	$11.28	$11.28	5,711,311
01/01/2016 to 12/31/2016	$11.28	$11.32	9,803
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$10.00	$9.92	1,301,671
01/01/2016 to 12/31/2016	$9.92	$9.92	3,159,041
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$10.00	$9.86	5,814,038
AST Capital Growth Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.72	$7.64	11,747,755
01/01/2009 to 12/31/2009	$7.64	$9.38	14,510,164
01/01/2010 to 12/31/2010	$9.38	$10.43	11,072,168
01/01/2011 to 12/31/2011	$10.43	$9.97	8,565,131
01/01/2012 to 12/31/2012	$9.97	$11.11	8,015,346
01/01/2013 to 12/31/2013	$11.11	$13.36	5,728,326
01/01/2014 to 12/31/2014	$13.36	$14.01	4,070,987
01/01/2015 to 12/31/2015	$14.01	$13.80	2,526,243
01/01/2016 to 12/31/2016	$13.80	$14.45	1,665,378
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$10.00	$11.63	5,878
01/01/2014 to 12/31/2014	$11.63	$12.95	14,054
01/01/2015 to 12/31/2015	$12.95	$12.23	8,697
01/01/2016 to 12/31/2016	$12.23	$13.78	17,264
AST Cohen & Steers Realty Portfolio
06/30/2008 to 12/31/2008	$21.40	$14.16	171,371
01/01/2009 to 12/31/2009	$14.16	$18.30	243,592
01/01/2010 to 12/31/2010	$18.30	$23.08	180,347
01/01/2011 to 12/31/2011	$23.08	$24.11	145,127
01/01/2012 to 12/31/2012	$24.11	$27.26	130,983
01/01/2013 to 12/31/2013	$27.26	$27.55	85,849
01/01/2014 to 12/31/2014	$27.55	$35.35	73,511
01/01/2015 to 12/31/2015	$35.35	$36.32	45,847
01/01/2016 to 12/31/2016	$36.32	$37.31	34,819
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$10.00	$9.67	10,331
01/01/2014 to 12/31/2014	$9.67	$9.96	20,142
01/01/2015 to 12/31/2015	$9.96	$9.75	27,347
01/01/2016 to 12/31/2016	$9.75	$9.99	19,779
AST FI Pyramis® Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$9.05	$7.13	414,672
01/01/2009 to 12/31/2009	$7.13	$8.47	553,827
01/01/2010 to 12/31/2010	$8.47	$9.41	397,958
01/01/2011 to 12/31/2011	$9.41	$8.99	314,944
01/01/2012 to 12/31/2012	$8.99	$10.01	317,299
01/01/2013 to 12/31/2013	$10.01	$11.70	340,942
01/01/2014 to 12/31/2014	$11.70	$12.12	331,149
01/01/2015 to 10/16/2015	$12.12	$12.06	0

A 5

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST FI Pyramis® Quantitative Portfolio
06/30/2008 to 12/31/2008	$9.80	$7.21	3,325,516
01/01/2009 to 12/31/2009	$7.21	$8.75	4,130,172
01/01/2010 to 12/31/2010	$8.75	$9.80	3,649,068
01/01/2011 to 12/31/2011	$9.80	$9.46	2,869,281
01/01/2012 to 12/31/2012	$9.46	$10.26	2,767,619
01/01/2013 to 12/31/2013	$10.26	$11.54	1,831,584
01/01/2014 to 12/31/2014	$11.54	$11.66	1,198,103
01/01/2015 to 12/31/2015	$11.66	$11.54	770,282
01/01/2016 to 12/31/2016	$11.54	$11.79	575,320
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$10.00	$7.46	143,659
01/01/2009 to 11/13/2009	$7.46	$8.32	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$10.00	$10.72	1,030,821
01/01/2013 to 12/31/2013	$10.72	$13.08	784,792
01/01/2014 to 12/31/2014	$13.08	$13.23	734,960
01/01/2015 to 10/16/2015	$13.23	$12.64	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$10.00	$10.79	163,154
01/01/2014 to 12/31/2014	$10.79	$10.85	188,772
01/01/2015 to 10/16/2015	$10.85	$10.32	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.18	$6.10	13,392
01/01/2009 to 12/31/2009	$6.10	$8.08	51,758
01/01/2010 to 12/31/2010	$8.08	$9.52	58,659
01/01/2011 to 12/31/2011	$9.52	$8.86	42,584
01/01/2012 to 12/31/2012	$8.86	$11.01	112,200
01/01/2013 to 12/31/2013	$11.01	$11.26	55,769
01/01/2014 to 12/31/2014	$11.26	$12.57	53,136
01/01/2015 to 12/31/2015	$12.57	$12.31	40,056
01/01/2016 to 12/31/2016	$12.31	$12.17	11,552
AST Goldman Sachs Concentrated Growth Portfolio
06/30/2008 to 12/31/2008	$13.43	$8.42	212,472
01/01/2009 to 12/31/2009	$8.42	$12.33	425,326
01/01/2010 to 12/31/2010	$12.33	$13.33	336,232
01/01/2011 to 12/31/2011	$13.33	$12.54	200,658
01/01/2012 to 12/31/2012	$12.54	$14.72	184,725
01/01/2013 to 12/31/2013	$14.72	$18.72	126,461
01/01/2014 to 02/07/2014	$18.72	$18.41	0
AST Goldman Sachs Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$13.90	$9.81	2,137,291
01/01/2009 to 12/31/2009	$9.81	$11.46	1,934,817
01/01/2010 to 12/31/2010	$11.46	$12.67	1,584,756
01/01/2011 to 12/31/2011	$12.67	$11.73	1,058,554
01/01/2012 to 12/31/2012	$11.73	$13.76	808,644
01/01/2013 to 12/31/2013	$13.76	$18.01	620,213
01/01/2014 to 12/31/2014	$18.01	$19.97	355,650
01/01/2015 to 12/31/2015	$19.97	$18.66	278,124
01/01/2016 to 12/31/2016	$18.66	$20.40	216,152

A 6

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$17.20	$10.54	395,201
01/01/2009 to 12/31/2009	$10.54	$16.22	468,843
01/01/2010 to 12/31/2010	$16.22	$19.05	361,092
01/01/2011 to 12/31/2011	$19.05	$18.11	221,077
01/01/2012 to 12/31/2012	$18.11	$21.23	193,150
01/01/2013 to 12/31/2013	$21.23	$27.50	156,741
01/01/2014 to 12/31/2014	$27.50	$30.06	119,283
01/01/2015 to 12/31/2015	$30.06	$27.78	128,180
01/01/2016 to 12/31/2016	$27.78	$27.68	99,441
AST Goldman Sachs Multi-Asset Portfolio
06/30/2008 to 12/31/2008	$9.45	$7.55	790,873
01/01/2009 to 12/31/2009	$7.55	$9.13	1,461,388
01/01/2010 to 12/31/2010	$9.13	$9.99	1,300,148
01/01/2011 to 12/31/2011	$9.99	$9.74	1,239,700
01/01/2012 to 12/31/2012	$9.74	$10.51	1,219,912
01/01/2013 to 12/31/2013	$10.51	$11.31	578,787
01/01/2014 to 12/31/2014	$11.31	$11.53	479,979
01/01/2015 to 12/31/2015	$11.53	$11.20	342,442
01/01/2016 to 12/31/2016	$11.20	$11.55	228,976
AST Goldman Sachs Small-Cap Value Portfolio
06/30/2008 to 12/31/2008	$16.81	$12.99	37,725
01/01/2009 to 12/31/2009	$12.99	$16.14	82,090
01/01/2010 to 12/31/2010	$16.14	$20.05	140,787
01/01/2011 to 12/31/2011	$20.05	$19.91	98,811
01/01/2012 to 12/31/2012	$19.91	$22.57	73,950
01/01/2013 to 12/31/2013	$22.57	$30.71	68,974
01/01/2014 to 12/31/2014	$30.71	$32.26	59,505
01/01/2015 to 12/31/2015	$32.26	$29.88	33,289
01/01/2016 to 12/31/2016	$29.88	$36.40	23,917
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
06/30/2008 to 12/31/2008	$10.37	$10.37	11,771,343
01/01/2009 to 12/31/2009	$10.37	$10.19	5,146,624
01/01/2010 to 12/31/2010	$10.19	$9.99	2,539,883
01/01/2011 to 12/31/2011	$9.99	$9.79	2,629,487
01/01/2012 to 12/31/2012	$9.79	$9.60	1,832,190
01/01/2013 to 12/31/2013	$9.60	$9.40	1,233,947
01/01/2014 to 12/31/2014	$9.40	$9.22	1,006,675
01/01/2015 to 12/31/2015	$9.22	$9.03	754,207
01/01/2016 to 12/31/2016	$9.03	$8.85	462,011
AST High Yield Portfolio
06/30/2008 to 12/31/2008	$13.93	$10.45	484,068
01/01/2009 to 12/31/2009	$10.45	$13.89	1,068,071
01/01/2010 to 12/31/2010	$13.89	$15.45	868,078
01/01/2011 to 12/31/2011	$15.45	$15.62	585,430
01/01/2012 to 12/31/2012	$15.62	$17.43	550,566
01/01/2013 to 12/31/2013	$17.43	$18.31	364,818
01/01/2014 to 12/31/2014	$18.31	$18.40	187,012
01/01/2015 to 12/31/2015	$18.40	$17.39	103,179
01/01/2016 to 12/31/2016	$17.39	$19.67	113,532

A 7

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$12.54	$8.69	546,388
01/01/2009 to 12/31/2009	$8.69	$10.17	452,623
01/01/2010 to 12/31/2010	$10.17	$11.28	440,901
01/01/2011 to 12/31/2011	$11.28	$10.59	327,994
01/01/2012 to 12/31/2012	$10.59	$12.13	291,061
01/01/2013 to 12/31/2013	$12.13	$16.63	230,382
01/01/2014 to 12/31/2014	$16.63	$18.54	169,096
01/01/2015 to 12/31/2015	$18.54	$16.74	83,789
01/01/2016 to 12/31/2016	$16.74	$19.67	58,686
AST International Growth Portfolio
06/30/2008 to 12/31/2008	$20.91	$11.70	1,091,501
01/01/2009 to 12/31/2009	$11.70	$15.51	976,313
01/01/2010 to 12/31/2010	$15.51	$17.41	770,326
01/01/2011 to 12/31/2011	$17.41	$14.85	539,693
01/01/2012 to 12/31/2012	$14.85	$17.52	418,206
01/01/2013 to 12/31/2013	$17.52	$20.44	328,105
01/01/2014 to 12/31/2014	$20.44	$18.93	233,042
01/01/2015 to 12/31/2015	$18.93	$19.13	145,776
01/01/2016 to 12/31/2016	$19.13	$18.04	115,051
AST International Value Portfolio
06/30/2008 to 12/31/2008	$20.93	$13.44	281,138
01/01/2009 to 12/31/2009	$13.44	$17.18	292,566
01/01/2010 to 12/31/2010	$17.18	$18.71	242,130
01/01/2011 to 12/31/2011	$18.71	$16.03	186,332
01/01/2012 to 12/31/2012	$16.03	$18.33	167,981
01/01/2013 to 12/31/2013	$18.33	$21.46	133,132
01/01/2014 to 12/31/2014	$21.46	$19.62	98,999
01/01/2015 to 12/31/2015	$19.62	$19.39	66,690
01/01/2016 to 12/31/2016	$19.39	$19.11	55,806
AST Investment Grade Bond Portfolio
06/30/2008 to 12/31/2008	$10.01	$10.92	1,344,244
01/01/2009 to 12/31/2009	$10.92	$11.91	336,597
01/01/2010 to 12/31/2010	$11.91	$12.93	179,010
01/01/2011 to 12/31/2011	$12.93	$14.25	1,155,408
01/01/2012 to 12/31/2012	$14.25	$15.28	598,595
01/01/2013 to 12/31/2013	$15.28	$14.50	316,572
01/01/2014 to 12/31/2014	$14.50	$15.17	273,729
01/01/2015 to 12/31/2015	$15.17	$15.04	574,855
01/01/2016 to 12/31/2016	$15.04	$15.36	696,802
AST J.P. Morgan Global Thematic Portfolio
06/30/2008 to 12/31/2008	$9.15	$6.92	304,793
01/01/2009 to 12/31/2009	$6.92	$8.59	681,514
01/01/2010 to 12/31/2010	$8.59	$9.58	757,701
01/01/2011 to 12/31/2011	$9.58	$9.33	529,972
01/01/2012 to 12/31/2012	$9.33	$10.39	453,321
01/01/2013 to 12/31/2013	$10.39	$11.84	297,919
01/01/2014 to 12/31/2014	$11.84	$12.34	271,708
01/01/2015 to 12/31/2015	$12.34	$11.96	179,023
01/01/2016 to 12/31/2016	$11.96	$12.34	145,679

A 8

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
06/30/2008 to 12/31/2008	$18.28	$11.79	450,183
01/01/2009 to 12/31/2009	$11.79	$15.70	399,618
01/01/2010 to 12/31/2010	$15.70	$16.49	308,762
01/01/2011 to 12/31/2011	$16.49	$14.68	235,341
01/01/2012 to 12/31/2012	$14.68	$17.54	195,028
01/01/2013 to 12/31/2013	$17.54	$19.83	136,441
01/01/2014 to 12/31/2014	$19.83	$18.20	109,366
01/01/2015 to 12/31/2015	$18.20	$17.34	89,703
01/01/2016 to 12/31/2016	$17.34	$17.32	60,293
AST J.P. Morgan Strategic Opportunities Portfolio
06/30/2008 to 12/31/2008	$14.39	$11.66	2,616,044
01/01/2009 to 12/31/2009	$11.66	$13.95	2,748,409
01/01/2010 to 12/31/2010	$13.95	$14.67	1,894,148
01/01/2011 to 12/31/2011	$14.67	$14.41	1,406,382
01/01/2012 to 12/31/2012	$14.41	$15.63	1,377,143
01/01/2013 to 12/31/2013	$15.63	$17.01	937,207
01/01/2014 to 12/31/2014	$17.01	$17.58	817,932
01/01/2015 to 12/31/2015	$17.58	$17.20	562,943
01/01/2016 to 12/31/2016	$17.20	$17.50	369,371
AST Loomis Sayles Large-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$14.84	$9.53	2,645,237
01/01/2009 to 12/31/2009	$9.53	$12.12	2,318,468
01/01/2010 to 12/31/2010	$12.12	$14.22	1,843,523
01/01/2011 to 12/31/2011	$14.22	$13.81	1,221,768
01/01/2012 to 12/31/2012	$13.81	$15.19	967,575
01/01/2013 to 12/31/2013	$15.19	$20.34	679,266
01/01/2014 to 12/31/2014	$20.34	$22.04	506,667
01/01/2015 to 12/31/2015	$22.04	$23.78	306,319
01/01/2016 to 12/31/2016	$23.78	$24.60	220,963
AST Lord Abbett Core Fixed Income Portfolio
06/30/2008 to 12/31/2008	$13.58	$10.45	916,727
01/01/2009 to 12/31/2009	$10.45	$13.79	905,623
01/01/2010 to 12/31/2010	$13.79	$15.33	647,711
01/01/2011 to 12/31/2011	$15.33	$16.55	486,011
01/01/2012 to 12/31/2012	$16.55	$17.18	404,728
01/01/2013 to 12/31/2013	$17.18	$16.50	306,658
01/01/2014 to 12/31/2014	$16.50	$17.20	240,161
01/01/2015 to 12/31/2015	$17.20	$16.76	185,550
01/01/2016 to 12/31/2016	$16.76	$16.85	116,747
AST MFS Global Equity Portfolio
06/30/2008 to 12/31/2008	$17.56	$12.70	144,404
01/01/2009 to 12/31/2009	$12.70	$16.37	163,957
01/01/2010 to 12/31/2010	$16.37	$17.98	135,711
01/01/2011 to 12/31/2011	$17.98	$17.07	123,103
01/01/2012 to 12/31/2012	$17.07	$20.58	114,038
01/01/2013 to 12/31/2013	$20.58	$25.75	92,340
01/01/2014 to 12/31/2014	$25.75	$26.15	66,825
01/01/2015 to 12/31/2015	$26.15	$25.25	46,200
01/01/2016 to 12/31/2016	$25.25	$26.50	34,721

A 9

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Growth Portfolio
06/30/2008 to 12/31/2008	$14.44	$9.75	381,401
01/01/2009 to 12/31/2009	$9.75	$11.88	476,807
01/01/2010 to 12/31/2010	$11.88	$13.13	349,620
01/01/2011 to 12/31/2011	$13.13	$12.79	256,619
01/01/2012 to 12/31/2012	$12.79	$14.68	253,826
01/01/2013 to 12/31/2013	$14.68	$19.66	165,851
01/01/2014 to 12/31/2014	$19.66	$20.95	126,187
01/01/2015 to 12/31/2015	$20.95	$22.01	91,963
01/01/2016 to 12/31/2016	$22.01	$21.99	63,374
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$10.00	$10.18	1,665
01/01/2013 to 12/31/2013	$10.18	$13.42	13,757
01/01/2014 to 12/31/2014	$13.42	$14.50	14,652
01/01/2015 to 12/31/2015	$14.50	$14.11	16,000
01/01/2016 to 12/31/2016	$14.11	$15.68	17,937
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.03	$10.06	15,053
01/01/2012 to 12/31/2012	$10.06	$10.34	16,614
01/01/2013 to 12/31/2013	$10.34	$9.85	19,139
01/01/2014 to 12/31/2014	$9.85	$10.15	17,437
01/01/2015 to 10/16/2015	$10.15	$10.09	0
AST Neuberger Berman Mid-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$18.05	$11.47	217,294
01/01/2009 to 12/31/2009	$11.47	$14.59	237,239
01/01/2010 to 12/31/2010	$14.59	$18.40	222,681
01/01/2011 to 12/31/2011	$18.40	$18.34	164,934
01/01/2012 to 12/31/2012	$18.34	$20.20	121,447
01/01/2013 to 12/31/2013	$20.20	$26.25	86,682
01/01/2014 to 12/31/2014	$26.25	$27.77	74,349
01/01/2015 to 10/16/2015	$27.77	$28.39	0
AST Neuberger Berman Small-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$15.90	$10.25	51,866
01/01/2009 to 12/31/2009	$10.25	$12.31	56,130
01/01/2010 to 12/31/2010	$12.31	$14.51	50,066
01/01/2011 to 04/29/2011	$14.51	$16.26	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
06/30/2008 to 12/31/2008	$17.83	$10.94	649,182
01/01/2009 to 12/31/2009	$10.94	$15.08	559,513
01/01/2010 to 12/31/2010	$15.08	$18.24	452,422
01/01/2011 to 12/31/2011	$18.24	$17.43	306,085
01/01/2012 to 12/31/2012	$17.43	$20.01	244,921
01/01/2013 to 12/31/2013	$20.01	$27.85	194,682
01/01/2014 to 12/31/2014	$27.85	$31.18	122,116
01/01/2015 to 12/31/2015	$31.18	$28.83	79,029
01/01/2016 to 12/31/2016	$28.83	$33.41	64,964
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$10.00	$10.30	316,890
01/01/2013 to 12/31/2013	$10.30	$12.00	267,160
01/01/2014 to 12/31/2014	$12.00	$12.37	163,687
01/01/2015 to 12/31/2015	$12.37	$11.97	121,401
01/01/2016 to 12/31/2016	$11.97	$12.24	106,579

A 10

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10	$5.56	164,951
01/01/2009 to 12/31/2009	$5.56	$9.08	483,497
01/01/2010 to 12/31/2010	$9.08	$10.88	414,743
01/01/2011 to 12/31/2011	$10.88	$8.50	236,233
01/01/2012 to 12/31/2012	$8.50	$9.83	194,466
01/01/2013 to 12/31/2013	$9.83	$9.65	108,699
01/01/2014 to 12/31/2014	$9.65	$9.01	133,920
01/01/2015 to 12/31/2015	$9.01	$7.36	91,128
01/01/2016 to 12/31/2016	$7.36	$8.10	60,489
AST Preservation Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.74	$8.92	5,838,176
01/01/2009 to 12/31/2009	$8.92	$10.50	7,871,784
01/01/2010 to 12/31/2010	$10.50	$11.38	6,131,743
01/01/2011 to 12/31/2011	$11.38	$11.26	5,324,940
01/01/2012 to 12/31/2012	$11.26	$12.18	4,942,223
01/01/2013 to 12/31/2013	$12.18	$13.04	3,342,228
01/01/2014 to 12/31/2014	$13.04	$13.51	2,596,719
01/01/2015 to 12/31/2015	$13.51	$13.26	1,434,107
01/01/2016 to 12/31/2016	$13.26	$13.72	900,925
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02	$10.06	18,180
01/01/2012 to 12/31/2012	$10.06	$10.56	54,264
01/01/2013 to 12/31/2013	$10.56	$10.11	22,629
01/01/2014 to 12/31/2014	$10.11	$10.51	44,173
01/01/2015 to 12/31/2015	$10.51	$10.27	24,015
01/01/2016 to 12/31/2016	$10.27	$10.49	27,653
AST Prudential Growth Allocation Portfolio
06/30/2008 to 12/31/2008	$10.29	$6.63	3,618,245
01/01/2009 to 12/31/2009	$6.63	$8.19	4,957,531
01/01/2010 to 12/31/2010	$8.19	$9.55	4,347,503
01/01/2011 to 12/31/2011	$9.55	$8.78	3,235,647
01/01/2012 to 12/31/2012	$8.78	$9.71	3,010,039
01/01/2013 to 12/31/2013	$9.71	$11.14	2,032,295
01/01/2014 to 12/31/2014	$11.14	$11.92	1,586,948
01/01/2015 to 12/31/2015	$11.92	$11.61	1,571,479
01/01/2016 to 12/31/2016	$11.61	$12.53	1,187,247
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$10.00	$11.65	655
01/01/2014 to 12/31/2014	$11.65	$13.16	0
01/01/2015 to 12/31/2015	$13.16	$13.09	0
01/01/2016 to 12/31/2016	$13.09	$14.22	298
AST QMA US Equity Alpha Portfolio
06/30/2008 to 12/31/2008	$13.03	$8.87	222,347
01/01/2009 to 12/31/2009	$8.87	$10.59	236,160
01/01/2010 to 12/31/2010	$10.59	$11.94	194,939
01/01/2011 to 12/31/2011	$11.94	$12.11	129,020
01/01/2012 to 12/31/2012	$12.11	$14.10	122,300
01/01/2013 to 12/31/2013	$14.10	$18.30	89,623
01/01/2014 to 12/31/2014	$18.30	$21.02	70,776
01/01/2015 to 12/31/2015	$21.02	$21.23	44,959
01/01/2016 to 12/31/2016	$21.23	$23.90	30,651

A 11

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$10.00	$8.88	0
01/01/2012 to 12/31/2012	$8.88	$9.85	0
01/01/2013 to 12/31/2013	$9.85	$11.81	3,254
01/01/2014 to 12/31/2014	$11.81	$12.33	0
01/01/2015 to 12/31/2015	$12.33	$12.10	0
01/01/2016 to 12/31/2016	$12.10	$12.61	16,528
AST RCM World Trends Portfolio
06/30/2008 to 12/31/2008	$9.32	$7.12	703,326
01/01/2009 to 12/31/2009	$7.12	$8.61	1,443,088
01/01/2010 to 12/31/2010	$8.61	$9.45	1,275,577
01/01/2011 to 12/31/2011	$9.45	$9.09	1,120,408
01/01/2012 to 12/31/2012	$9.09	$9.83	1,037,436
01/01/2013 to 12/31/2013	$9.83	$10.83	629,749
01/01/2014 to 12/31/2014	$10.83	$11.16	522,478
01/01/2015 to 12/31/2015	$11.16	$10.91	516,329
01/01/2016 to 12/31/2016	$10.91	$11.21	330,084
AST Schroders Global Tactical Portfolio
06/30/2008 to 12/31/2008	$10.32	$7.30	301,763
01/01/2009 to 12/31/2009	$7.30	$9.08	655,245
01/01/2010 to 12/31/2010	$9.08	$10.17	672,599
01/01/2011 to 12/31/2011	$10.17	$9.73	487,605
01/01/2012 to 12/31/2012	$9.73	$11.05	617,940
01/01/2013 to 12/31/2013	$11.05	$12.79	547,788
01/01/2014 to 12/31/2014	$12.79	$13.21	549,405
01/01/2015 to 12/31/2015	$13.21	$12.88	604,328
01/01/2016 to 12/31/2016	$12.88	$13.48	389,985
AST Schroders Multi-Asset World Strategies Portfolio
06/30/2008 to 12/31/2008	$13.61	$9.98	451,062
01/01/2009 to 12/31/2009	$9.98	$12.46	950,616
01/01/2010 to 12/31/2010	$12.46	$13.65	1,052,972
01/01/2011 to 12/31/2011	$13.65	$12.93	834,784
01/01/2012 to 12/31/2012	$12.93	$14.08	824,352
01/01/2013 to 12/31/2013	$14.08	$15.78	455,617
01/01/2014 to 12/31/2014	$15.78	$15.94	380,251
01/01/2015 to 10/16/2015	$15.94	$15.46	0
AST Small-Cap Growth Opportunities Portfolio
06/30/2008 to 12/31/2008	$21.00	$14.00	419,386
01/01/2009 to 12/31/2009	$14.00	$18.20	379,572
01/01/2010 to 12/31/2010	$18.20	$23.64	289,027
01/01/2011 to 12/31/2011	$23.64	$20.13	229,446
01/01/2012 to 12/31/2012	$20.13	$23.68	178,399
01/01/2013 to 12/31/2013	$23.68	$32.68	125,872
01/01/2014 to 12/31/2014	$32.68	$33.61	87,600
01/01/2015 to 12/31/2015	$33.61	$33.38	54,663
01/01/2016 to 12/31/2016	$33.38	$35.23	40,708
AST Small-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$13.33	$9.03	254,074
01/01/2009 to 12/31/2009	$9.03	$11.85	247,591
01/01/2010 to 12/31/2010	$11.85	$15.84	277,723
01/01/2011 to 12/31/2011	$15.84	$15.37	121,709
01/01/2012 to 12/31/2012	$15.37	$16.90	82,745
01/01/2013 to 12/31/2013	$16.90	$22.39	87,713
01/01/2014 to 12/31/2014	$22.39	$22.78	75,036
01/01/2015 to 12/31/2015	$22.78	$22.50	52,445
01/01/2016 to 12/31/2016	$22.50	$24.71	36,168
A 12

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Small-Cap Value Portfolio
06/30/2008 to 12/31/2008	$15.87	$11.99	987,703
01/01/2009 to 12/31/2009	$11.99	$14.92	848,941
01/01/2010 to 12/31/2010	$14.92	$18.43	606,356
01/01/2011 to 12/31/2011	$18.43	$16.98	406,275
01/01/2012 to 12/31/2012	$16.98	$19.66	305,529
01/01/2013 to 12/31/2013	$19.66	$26.47	245,931
01/01/2014 to 12/31/2014	$26.47	$27.31	151,655
01/01/2015 to 12/31/2015	$27.31	$25.61	105,780
01/01/2016 to 12/31/2016	$25.61	$32.43	75,128
AST T. Rowe Price Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$14.42	$11.28	1,693,347
01/01/2009 to 12/31/2009	$11.28	$13.72	1,904,973
01/01/2010 to 12/31/2010	$13.72	$15.00	1,851,248
01/01/2011 to 12/31/2011	$15.00	$14.99	1,512,633
01/01/2012 to 12/31/2012	$14.99	$16.67	1,610,238
01/01/2013 to 12/31/2013	$16.67	$19.09	1,289,224
01/01/2014 to 12/31/2014	$19.09	$19.81	1,158,332
01/01/2015 to 12/31/2015	$19.81	$19.42	823,936
01/01/2016 to 12/31/2016	$19.42	$20.47	683,262
AST T. Rowe Price Equity Income Portfolio
06/30/2008 to 12/31/2008	$13.44	$9.36	354,139
01/01/2009 to 12/31/2009	$9.36	$11.36	348,461
01/01/2010 to 12/31/2010	$11.36	$12.61	297,828
01/01/2011 to 12/31/2011	$12.61	$12.15	247,265
01/01/2012 to 12/31/2012	$12.15	$13.97	272,127
01/01/2013 to 12/31/2013	$13.97	$17.75	190,565
01/01/2014 to 12/31/2014	$17.75	$18.69	102,123
01/01/2015 to 10/16/2015	$18.69	$17.28	0
AST T. Rowe Price Large-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$13.20	$8.56	829,518
01/01/2009 to 12/31/2009	$8.56	$12.87	803,341
01/01/2010 to 12/31/2010	$12.87	$14.61	682,794
01/01/2011 to 12/31/2011	$14.61	$14.07	500,066
01/01/2012 to 12/31/2012	$14.07	$16.21	434,920
01/01/2013 to 12/31/2013	$16.21	$22.89	359,256
01/01/2014 to 12/31/2014	$22.89	$24.30	248,872
01/01/2015 to 12/31/2015	$24.30	$26.10	171,520
01/01/2016 to 12/31/2016	$26.10	$26.27	107,192
AST T. Rowe Price Natural Resources Portfolio
06/30/2008 to 12/31/2008	$40.00	$17.33	300,040
01/01/2009 to 12/31/2009	$17.33	$25.36	436,858
01/01/2010 to 12/31/2010	$25.36	$29.94	397,202
01/01/2011 to 12/31/2011	$29.94	$24.96	213,036
01/01/2012 to 12/31/2012	$24.96	$25.35	196,966
01/01/2013 to 12/31/2013	$25.35	$28.66	108,243
01/01/2014 to 12/31/2014	$28.66	$25.74	98,001
01/01/2015 to 12/31/2015	$25.74	$20.37	57,824
01/01/2016 to 12/31/2016	$20.37	$24.88	47,706

A 13

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Templeton Global Bond Portfolio
06/30/2008 to 12/31/2008	$12.90	$12.16	694,965
01/01/2009 to 12/31/2009	$12.16	$13.36	671,737
01/01/2010 to 12/31/2010	$13.36	$13.85	570,160
01/01/2011 to 12/31/2011	$13.85	$14.13	482,840
01/01/2012 to 12/31/2012	$14.13	$14.57	400,966
01/01/2013 to 12/31/2013	$14.57	$13.74	286,204
01/01/2014 to 12/31/2014	$13.74	$13.54	184,636
01/01/2015 to 12/31/2015	$13.54	$12.66	118,849
01/01/2016 to 12/31/2016	$12.66	$12.95	89,930
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$15.55	$11.16	374,851
01/01/2009 to 12/31/2009	$11.16	$12.93	346,113
01/01/2010 to 12/31/2010	$12.93	$14.25	297,287
01/01/2011 to 12/31/2011	$14.25	$13.90	215,671
01/01/2012 to 12/31/2012	$13.90	$15.45	198,126
01/01/2013 to 12/31/2013	$15.45	$20.38	115,677
01/01/2014 to 12/31/2014	$20.38	$20.28	90,845
01/01/2015 to 12/31/2015	$20.28	$18.67	58,811
01/01/2016 to 12/31/2016	$18.67	$19.42	44,606
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
06/30/2008 to 12/31/2008	$16.31	$10.67	157,691
01/01/2009 to 12/31/2009	$10.67	$14.52	148,090
01/01/2010 to 12/31/2010	$14.52	$17.59	115,520
01/01/2011 to 12/31/2011	$17.59	$16.65	81,600
01/01/2012 to 12/31/2012	$16.65	$19.32	75,966
01/01/2013 to 12/31/2013	$19.32	$25.07	51,347
01/01/2014 to 12/31/2014	$25.07	$28.24	49,307
01/01/2015 to 12/31/2015	$28.24	$25.85	28,942
01/01/2016 to 12/31/2016	$25.85	$28.88	23,135
AST Wellington Management Hedged Equity Portfolio
06/30/2008 to 12/31/2008	$10.53	$6.88	954,985
01/01/2009 to 12/31/2009	$6.88	$8.65	1,714,961
01/01/2010 to 12/31/2010	$8.65	$9.72	1,218,956
01/01/2011 to 12/31/2011	$9.72	$9.20	880,416
01/01/2012 to 12/31/2012	$9.20	$10.01	818,131
01/01/2013 to 12/31/2013	$10.01	$11.82	616,744
01/01/2014 to 12/31/2014	$11.82	$12.22	549,087
01/01/2015 to 12/31/2015	$12.22	$11.90	371,387
01/01/2016 to 12/31/2016	$11.90	$12.42	216,500
AST Western Asset Core Plus Bond Portfolio
06/30/2008 to 12/31/2008	$10.04	$9.27	788,143
01/01/2009 to 12/31/2009	$9.27	$10.14	753,947
01/01/2010 to 12/31/2010	$10.14	$10.71	651,819
01/01/2011 to 12/31/2011	$10.71	$11.13	602,850
01/01/2012 to 12/31/2012	$11.13	$11.76	540,991
01/01/2013 to 12/31/2013	$11.76	$11.35	435,041
01/01/2014 to 12/31/2014	$11.35	$11.93	406,212
01/01/2015 to 12/31/2015	$11.93	$11.83	293,232
01/01/2016 to 12/31/2016	$11.83	$12.19	207,172
Evergreen VA Growth Fund
06/30/2008 to 12/31/2008	$11.55	$7.79	35,683
01/01/2009 to 12/31/2009	$7.79	$10.68	87,916
01/01/2010 to 07/16/2010	$10.68	$10.43	0

A 14

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Evergreen VA International Equity Fund
06/30/2008 to 12/31/2008	$16.60	$10.82	146,290
01/01/2009 to 12/31/2009	$10.82	$12.30	139,726
01/01/2010 to 07/16/2010	$12.30	$11.66	0
Evergreen VA Omega Fund
06/30/2008 to 12/31/2008	$14.51	$11.47	26,469
01/01/2009 to 12/31/2009	$11.47	$16.18	38,725
01/01/2010 to 07/16/2010	$16.18	$15.09	0
First Trust Target Focus Four Portfolio
06/30/2008 to 12/31/2008	$9.15	$6.10	92,210
01/01/2009 to 12/31/2009	$6.10	$7.69	197,134
01/01/2010 to 12/31/2010	$7.69	$8.97	125,709
01/01/2011 to 12/31/2011	$8.97	$7.83	56,285
01/01/2012 to 12/31/2012	$7.83	$8.74	45,724
01/01/2013 to 12/31/2013	$8.74	$11.22	31,171
01/01/2014 to 04/25/2014	$11.22	$11.56	0
Franklin Templeton VIP Founding Funds Allocation Fund
06/30/2008 to 12/31/2008	$9.27	$6.63	933,984
01/01/2009 to 12/31/2009	$6.63	$8.45	1,565,724
01/01/2010 to 12/31/2010	$8.45	$9.13	1,506,231
01/01/2011 to 12/31/2011	$9.13	$8.79	1,167,563
01/01/2012 to 09/21/2012	$8.79	$9.83	0
Global Dividend Target 15 Portfolio
06/30/2008 to 12/31/2008	$15.75	$10.78	201,811
01/01/2009 to 12/31/2009	$10.78	$14.91	199,013
01/01/2010 to 12/31/2010	$14.91	$16.03	136,481
01/01/2011 to 12/31/2011	$16.03	$14.53	73,996
01/01/2012 to 12/31/2012	$14.53	$17.86	74,768
01/01/2013 to 12/31/2013	$17.86	$20.01	42,404
01/01/2014 to 04/25/2014	$20.01	$19.56	0
Invesco V.I. Capital Development Fund - Series I
04/29/2011* to 12/31/2011	$10.03	$8.15	30,489
01/01/2012 to 04/27/2012	$8.15	$9.23	0
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99	$9.10	50,551
01/01/2012 to 12/31/2012	$9.10	$10.59	49,135
01/01/2013 to 12/31/2013	$10.59	$13.60	63,587
01/01/2014 to 12/31/2014	$13.60	$15.03	49,550
01/01/2015 to 12/31/2015	$15.03	$15.04	28,925
01/01/2016 to 12/31/2016	$15.04	$16.92	27,448
Invesco V.I. Dynamics Fund - Series I
06/30/2008 to 12/31/2008	$17.24	$10.05	37,387
01/01/2009 to 12/31/2009	$10.05	$14.04	37,634
01/01/2010 to 12/31/2010	$14.04	$17.03	38,338
01/01/2011 to 04/29/2011	$17.03	$18.95	0
Invesco V.I. Financial Services Fund - Series I
06/30/2008 to 12/31/2008	$8.20	$4.81	50,279
01/01/2009 to 12/31/2009	$4.81	$6.01	113,041
01/01/2010 to 12/31/2010	$6.01	$6.50	235,630
01/01/2011 to 04/29/2011	$6.50	$6.85	0

A 15

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco V.I. Global Health Care Fund - Series I
06/30/2008 to 12/31/2008	$13.50	$10.52	187,213
01/01/2009 to 12/31/2009	$10.52	$13.17	106,387
01/01/2010 to 12/31/2010	$13.17	$13.59	86,909
01/01/2011 to 12/31/2011	$13.59	$13.84	59,858
01/01/2012 to 12/31/2012	$13.84	$16.40	62,386
01/01/2013 to 12/31/2013	$16.40	$22.59	57,219
01/01/2014 to 12/31/2014	$22.59	$26.49	28,376
01/01/2015 to 12/31/2015	$26.49	$26.78	19,178
01/01/2016 to 12/31/2016	$26.78	$23.24	10,078
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.05	$9.74	23,190
01/01/2013 to 12/31/2013	$9.74	$13.08	19,843
01/01/2014 to 12/31/2014	$13.08	$13.85	16,957
01/01/2015 to 12/31/2015	$13.85	$13.74	9,162
01/01/2016 to 12/31/2016	$13.74	$13.56	5,911
Invesco V.I. Technology Fund - Series I
06/30/2008 to 12/31/2008	$9.92	$6.21	0
01/01/2009 to 12/31/2009	$6.21	$9.58	0
01/01/2010 to 12/31/2010	$9.58	$11.38	0
01/01/2011 to 12/31/2011	$11.38	$10.59	0
01/01/2012 to 12/31/2012	$10.59	$11.55	0
01/01/2013 to 12/31/2013	$11.55	$14.17	0
01/01/2014 to 12/31/2014	$14.17	$15.42	0
01/01/2015 to 12/31/2015	$15.42	$16.14	0
01/01/2016 to 12/31/2016	$16.14	$15.7	0
NASDAQ Target 15 Portfolio
06/30/2008 to 12/31/2008	$9.89	$5.96	0
01/01/2009 to 12/31/2009	$5.96	$6.83	0
01/01/2010 to 12/31/2010	$6.83	$8.72	0
01/01/2011 to 12/31/2011	$8.72	$8.66	0
01/01/2012 to 12/31/2012	$8.66	$9.59	0
01/01/2013 to 12/31/2013	$9.59	$13.99	0
01/01/2014 to 04/25/2014	$13.99	$13.92	0
NVIT Developing Markets Fund
06/30/2008 to 12/31/2008	$38.19	$18.01	186,988
01/01/2009 to 12/31/2009	$18.01	$28.64	356,343
01/01/2010 to 12/31/2010	$28.64	$32.60	205,732
01/01/2011 to 12/31/2011	$32.60	$24.79	123,967
01/01/2012 to 12/31/2012	$24.79	$28.37	100,395
01/01/2013 to 12/31/2013	$28.37	$27.81	71,234
01/01/2014 to 12/31/2014	$27.81	$25.66	51,097
01/01/2015 to 12/31/2015	$25.66	$21.04	33,338
01/01/2016 to 08/05/2016	$21.04	$23.00	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.13	$9.72	59,150
Prudential SP International Growth Portfolio
06/30/2008 to 12/31/2008	$14.56	$8.13	25,080
01/01/2009 to 12/31/2009	$8.13	$10.92	55,453
01/01/2010 to 12/31/2010	$10.92	$12.20	36,522
01/01/2011 to 12/31/2011	$12.20	$10.18	19,339
01/01/2012 to 12/31/2012	$10.18	$12.21	14,587
01/01/2013 to 12/31/2013	$12.21	$14.22	7,820
01/01/2014 to 12/31/2014	$14.22	$13.14	3,588
01/01/2015 to 12/31/2015	$13.14	$13.31	2,956
01/01/2016 to 12/31/2016	$13.31	$12.58	2,022

A 16

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
S&P Target 24 Portfolio
06/30/2008 to 12/31/2008	$9.72	$7.96	177,004
01/01/2009 to 12/31/2009	$7.96	$8.87	76,282
01/01/2010 to 12/31/2010	$8.87	$10.37	88,592
01/01/2011 to 12/31/2011	$10.37	$11.04	53,790
01/01/2012 to 12/31/2012	$11.04	$11.84	44,358
01/01/2013 to 12/31/2013	$11.84	$16.49	19,904
01/01/2014 to 04/25/2014	$16.49	$16.25	0
Target Managed VIP Portfolio
06/30/2008 to 12/31/2008	$11.78	$7.53	576,002
01/01/2009 to 12/31/2009	$7.53	$8.34	419,819
01/01/2010 to 12/31/2010	$8.34	$9.73	318,435
01/01/2011 to 12/31/2011	$9.73	$9.38	228,835
01/01/2012 to 12/31/2012	$9.38	$10.38	133,813
01/01/2013 to 12/31/2013	$10.38	$13.82	100,929
01/01/2014 to 04/25/2014	$13.82	$13.72	0
The DOW DART 10 Portfolio
06/30/2008 to 12/31/2008	$10.23	$8.43	151,198
01/01/2009 to 12/31/2009	$8.43	$9.42	70,732
01/01/2010 to 12/31/2010	$9.42	$10.78	83,495
01/01/2011 to 12/31/2011	$10.78	$11.38	106,373
01/01/2012 to 12/31/2012	$11.38	$12.35	61,543
01/01/2013 to 12/31/2013	$12.35	$15.83	38,842
01/01/2014 to 04/25/2014	$15.83	$15.57	0
The DOW Target Dividend Portfolio
06/30/2008 to 12/31/2008	$8.09	$6.51	179,985
01/01/2009 to 12/31/2009	$6.51	$7.28	225,265
01/01/2010 to 12/31/2010	$7.28	$8.31	158,708
01/01/2011 to 12/31/2011	$8.31	$8.63	176,453
01/01/2012 to 12/31/2012	$8.63	$8.93	89,633
01/01/2013 to 12/31/2013	$8.93	$11.22	53,596
01/01/2014 to 04/25/2014	$11.22	$11.59	0
Value Line Target 25 Portfolio
06/30/2008 to 12/31/2008	$9.90	$4.54	0
01/01/2009 to 12/31/2009	$4.54	$4.77	0
01/01/2010 to 12/31/2010	$4.77	$6.09	0
01/01/2011 to 12/31/2011	$6.09	$4.50	0
01/01/2012 to 12/31/2012	$4.50	$5.35	0
01/01/2013 to 12/31/2013	$5.35	$6.89	0
01/01/2014 to 04/25/2014	$6.89	$7.34	0
Wells Fargo Advantage VT Equity Income
06/30/2008 to 12/31/2008	$13.68	$10.03	40,019
01/01/2009 to 12/31/2009	$10.03	$11.49	43,668
01/01/2010 to 07/16/2010	$11.49	$11.02	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.68	$14.09	111,815
01/01/2011 to 12/31/2011	$14.09	$12.05	75,328
01/01/2012 to 12/31/2012	$12.05	$13.42	70,838
01/01/2013 to 12/31/2013	$13.42	$15.77	51,146
01/01/2014 to 12/31/2014	$15.77	$14.64	40,672
01/01/2015 to 12/31/2015	$14.64	$14.68	31,807
01/01/2016 to 12/31/2016	$14.68	$14.85	22,851

A 17

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Wells Fargo VT Intrinsic Value Fund - Class 2
07/16/2010* to 12/31/2010	$11.02	$12.82	40,384
01/01/2011 to 12/31/2011	$12.82	$12.29	30,774
01/01/2012 to 12/31/2012	$12.29	$14.39	30,875
01/01/2013 to 12/31/2013	$14.39	$18.37	27,649
01/01/2014 to 12/31/2014	$18.37	$19.86	24,338
01/01/2015 to 12/31/2015	$19.86	$19.36	19,489
01/01/2016 to 04/29/2016	$19.36	$19.37	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$15.09	$19.00	20,242
01/01/2011 to 12/31/2011	$19.00	$17.62	29,311
01/01/2012 to 12/31/2012	$17.62	$20.85	26,757
01/01/2013 to 12/31/2013	$20.85	$28.66	31,903
01/01/2014 to 12/31/2014	$28.66	$29.23	16,822
01/01/2015 to 12/31/2015	$29.23	$29.11	5,063
01/01/2016 to 12/31/2016	$29.11	$28.75	3,104
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59	$12.23	60,263
01/01/2011 to 12/31/2011	$12.23	$11.46	35,186
01/01/2012 to 12/31/2012	$11.46	$12.15	21,797
01/01/2013 to 12/31/2013	$12.15	$17.92	22,330
01/01/2014 to 12/31/2014	$17.92	$17.27	15,359
01/01/2015 to 12/31/2015	$17.27	$16.48	16,725
01/01/2016 to 12/31/2016	$16.48	$17.46	12,535
*Denotes the start date of these sub-accounts

A 18

ADVANCED SERIES XTRA CREDIT EIGHTSM ("XT8")
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO or GRO Plus 2008 or GMWB (2.10%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.64	$7.82	2,026,858
01/01/2009 to 12/31/2009	$7.82	$9.52	1,746,844
01/01/2010 to 12/31/2010	$9.52	$10.43	1,717,994
01/01/2011 to 12/31/2011	$10.43	$9.94	1,611,057
01/01/2012 to 12/31/2012	$9.94	$10.96	1,395,787
01/01/2013 to 12/31/2013	$10.96	$11.80	1,055,516
01/01/2014 to 12/31/2014	$11.80	$11.99	521,985
01/01/2015 to 12/31/2015	$11.99	$11.36	128,810
01/01/2016 to 12/31/2016	$11.36	$11.83	40,939
AST Advanced Strategies Portfolio
06/30/2008 to 12/31/2008	$10.63	$7.82	779,417
01/01/2009 to 12/31/2009	$7.82	$9.67	757,638
01/01/2010 to 12/31/2010	$9.67	$10.76	695,214
01/01/2011 to 12/31/2011	$10.76	$10.55	642,266
01/01/2012 to 12/31/2012	$10.55	$11.73	624,007
01/01/2013 to 12/31/2013	$11.73	$13.39	469,897
01/01/2014 to 12/31/2014	$13.39	$13.91	303,084
01/01/2015 to 12/31/2015	$13.91	$13.73	106,407
01/01/2016 to 12/31/2016	$13.73	$14.39	34,713
AST American Century Income & Growth Portfolio
06/30/2008 to 12/31/2008	$11.75	$8.62	30,696
01/01/2009 to 12/31/2009	$8.62	$9.94	29,847
01/01/2010 to 12/31/2010	$9.94	$11.08	24,289
01/01/2011 to 12/31/2011	$11.08	$11.24	55,242
01/01/2012 to 05/04/2012	$11.24	$12.19	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$10.00	$11.60	0
01/01/2014 to 12/31/2014	$11.60	$12.85	0
01/01/2015 to 12/31/2015	$12.85	$12.80	0
01/01/2016 to 12/31/2016	$12.80	$13.87	0
AST Balanced Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.69	$8.09	1,399,307
01/01/2009 to 12/31/2009	$8.09	$9.76	1,396,454
01/01/2010 to 12/31/2010	$9.76	$10.73	921,029
01/01/2011 to 12/31/2011	$10.73	$10.38	832,449
01/01/2012 to 12/31/2012	$10.38	$11.43	796,907
01/01/2013 to 12/31/2013	$11.43	$13.16	466,584
01/01/2014 to 12/31/2014	$13.16	$13.73	394,862
01/01/2015 to 12/31/2015	$13.73	$13.50	212,897
01/01/2016 to 12/31/2016	$13.50	$14.05	128,706
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$10.00	$9.14	7,345
01/01/2012 to 12/31/2012	$9.14	$10.01	15,279
01/01/2013 to 12/31/2013	$10.01	$10.86	98,572
01/01/2014 to 12/31/2014	$10.86	$11.16	16,523
01/01/2015 to 12/31/2015	$11.16	$10.59	8,350
01/01/2016 to 12/31/2016	$10.59	$11.09	5,299

A 19

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$10.00	$10.47	2,724
01/01/2014 to 12/31/2014	$10.47	$10.61	2,269
01/01/2015 to 12/31/2015	$10.61	$10.42	15
01/01/2016 to 12/31/2016	$10.42	$10.85	0
AST BlackRock Low Duration Bond Portfolio
06/30/2008 to 12/31/2008	$10.73	$10.48	236,700
01/01/2009 to 12/31/2009	$10.48	$11.30	333,427
01/01/2010 to 12/31/2010	$11.30	$11.50	201,244
01/01/2011 to 12/31/2011	$11.50	$11.51	162,891
01/01/2012 to 12/31/2012	$11.51	$11.80	118,513
01/01/2013 to 12/31/2013	$11.80	$11.30	30,014
01/01/2014 to 12/31/2014	$11.30	$11.05	17,752
01/01/2015 to 12/31/2015	$11.05	$10.87	5,158
01/01/2016 to 12/31/2016	$10.87	$10.82	3,987
AST BlackRock/Loomis Sayles Bond Portfolio
06/30/2008 to 12/31/2008	$11.23	$10.72	338,941
01/01/2009 to 12/31/2009	$10.72	$12.23	394,877
01/01/2010 to 12/31/2010	$12.23	$12.90	263,993
01/01/2011 to 12/31/2011	$12.90	$13.03	304,428
01/01/2012 to 12/31/2012	$13.03	$13.94	286,552
01/01/2013 to 12/31/2013	$13.94	$13.40	162,102
01/01/2014 to 12/31/2014	$13.40	$13.67	105,706
01/01/2015 to 12/31/2015	$13.67	$13.10	35,941
01/01/2016 to 12/31/2016	$13.10	$13.37	28,927
AST Bond Portfolio 2015
06/30/2008 to 12/31/2008	$9.68	$11.27	826,382
01/01/2009 to 12/31/2009	$11.27	$10.99	749,314
01/01/2010 to 12/31/2010	$10.99	$11.77	572,660
01/01/2011 to 12/31/2011	$11.77	$12.26	538,830
01/01/2012 to 12/31/2012	$12.26	$12.36	397,533
01/01/2013 to 12/31/2013	$12.36	$12.06	305,134
01/01/2014 to 12/31/2014	$12.06	$11.80	254,471
01/01/2015 to 12/31/2015	$11.80	$11.51	0
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$10.00	$9.35	306,516
01/01/2010 to 12/31/2010	$9.35	$10.12	162,870
01/01/2011 to 12/31/2011	$10.12	$10.86	148,123
01/01/2012 to 12/31/2012	$10.86	$11.08	51,041
01/01/2013 to 12/31/2013	$11.08	$10.77	30,580
01/01/2014 to 12/31/2014	$10.77	$10.59	33,628
01/01/2015 to 12/31/2015	$10.59	$10.35	248,244
01/01/2016 to 12/31/2016	$10.35	$10.18	2,561
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$10.00	$10.73	824,620
01/01/2011 to 12/31/2011	$10.73	$11.70	500,514
01/01/2012 to 12/31/2012	$11.70	$12.04	194,531
01/01/2013 to 12/31/2013	$12.04	$11.55	16,521
01/01/2014 to 12/31/2014	$11.55	$11.47	13,182
01/01/2015 to 12/31/2015	$11.47	$11.25	15,973
01/01/2016 to 12/31/2016	$11.25	$11.14	186,258

A 20

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2018
06/30/2008 to 12/31/2008	$9.65	$12.00	506,041
01/01/2009 to 12/31/2009	$12.00	$11.04	799,547
01/01/2010 to 12/31/2010	$11.04	$12.01	542,067
01/01/2011 to 12/31/2011	$12.01	$13.36	748,102
01/01/2012 to 12/31/2012	$13.36	$13.83	528,905
01/01/2013 to 12/31/2013	$13.83	$13.11	326,677
01/01/2014 to 12/31/2014	$13.11	$13.18	240,394
01/01/2015 to 12/31/2015	$13.18	$13.01	102,638
01/01/2016 to 12/31/2016	$13.01	$12.94	95,082
AST Bond Portfolio 2019
06/30/2008 to 12/31/2008	$9.67	$12.07	160,720
01/01/2009 to 12/31/2009	$12.07	$10.91	378,790
01/01/2010 to 12/31/2010	$10.91	$11.89	235,797
01/01/2011 to 12/31/2011	$11.89	$13.50	117,856
01/01/2012 to 12/31/2012	$13.50	$13.99	286,663
01/01/2013 to 12/31/2013	$13.99	$13.03	274,966
01/01/2014 to 12/31/2014	$13.03	$13.31	219,928
01/01/2015 to 12/31/2015	$13.31	$13.17	228,504
01/01/2016 to 12/31/2016	$13.17	$13.08	151,074
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$10.00	$8.76	7,244
01/01/2010 to 12/31/2010	$8.76	$9.59	1,468,470
01/01/2011 to 12/31/2011	$9.59	$11.15	297,401
01/01/2012 to 12/31/2012	$11.15	$11.60	37,243
01/01/2013 to 12/31/2013	$11.60	$10.62	530,463
01/01/2014 to 12/31/2014	$10.62	$11.04	359,161
01/01/2015 to 12/31/2015	$11.04	$10.97	356,759
01/01/2016 to 12/31/2016	$10.97	$10.95	243,374
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$10.00	$10.97	1,158,302
01/01/2011 to 12/31/2011	$10.97	$12.93	841,527
01/01/2012 to 12/31/2012	$12.93	$13.51	152,818
01/01/2013 to 12/31/2013	$13.51	$12.30	0
01/01/2014 to 12/31/2014	$12.30	$12.97	53,591
01/01/2015 to 12/31/2015	$12.97	$12.92	48,210
01/01/2016 to 12/31/2016	$12.92	$12.91	42,621
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$10.00	$11.98	1,012,143
01/01/2012 to 12/31/2012	$11.98	$12.42	1,414,862
01/01/2013 to 12/31/2013	$12.42	$10.97	189,912
01/01/2014 to 12/31/2014	$10.97	$11.86	150,137
01/01/2015 to 12/31/2015	$11.86	$11.85	151,605
01/01/2016 to 12/31/2016	$11.85	$11.81	118,033
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$10.00	$10.37	450,455
01/01/2013 to 12/31/2013	$10.37	$9.11	2,327,486
01/01/2014 to 12/31/2014	$9.11	$10.05	856,957
01/01/2015 to 12/31/2015	$10.05	$10.10	161,400
01/01/2016 to 12/31/2016	$10.10	$10.08	168,476

A 21

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$10.00	$8.72	1,122,019
01/01/2014 to 12/31/2014	$8.72	$9.79	888,471
01/01/2015 to 12/31/2015	$9.79	$9.85	151,250
01/01/2016 to 12/31/2016	$9.85	$9.83	145,245
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$10.00	$11.27	263,827
01/01/2015 to 12/31/2015	$11.27	$11.25	1,245,145
01/01/2016 to 12/31/2016	$11.25	$11.29	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$10.00	$9.91	493,037
01/01/2016 to 12/31/2016	$9.91	$9.90	1,109,285
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$10.00	$9.85	1,065,059
AST Capital Growth Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.69	$7.62	3,719,626
01/01/2009 to 12/31/2009	$7.62	$9.35	3,832,960
01/01/2010 to 12/31/2010	$9.35	$10.37	3,342,022
01/01/2011 to 12/31/2011	$10.37	$9.91	2,940,742
01/01/2012 to 12/31/2012	$9.91	$11.03	2,495,771
01/01/2013 to 12/31/2013	$11.03	$13.25	1,837,443
01/01/2014 to 12/31/2014	$13.25	$13.88	904,879
01/01/2015 to 12/31/2015	$13.88	$13.66	352,795
01/01/2016 to 12/31/2016	$13.66	$14.29	93,409
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$10.00	$11.62	121
01/01/2014 to 12/31/2014	$11.62	$12.92	1,892
01/01/2015 to 12/31/2015	$12.92	$12.20	241
01/01/2016 to 12/31/2016	$12.20	$13.72	94
AST Cohen & Steers Realty Portfolio
06/30/2008 to 12/31/2008	$16.04	$10.61	22,662
01/01/2009 to 12/31/2009	$10.61	$13.70	12,766
01/01/2010 to 12/31/2010	$13.70	$17.26	18,979
01/01/2011 to 12/31/2011	$17.26	$18.01	9,521
01/01/2012 to 12/31/2012	$18.01	$20.34	14,467
01/01/2013 to 12/31/2013	$20.34	$20.54	7,957
01/01/2014 to 12/31/2014	$20.54	$26.32	5,676
01/01/2015 to 12/31/2015	$26.32	$27.02	2,395
01/01/2016 to 12/31/2016	$27.02	$27.72	912
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$10.00	$9.66	2,136
01/01/2014 to 12/31/2014	$9.66	$9.94	0
01/01/2015 to 12/31/2015	$9.94	$9.72	0
01/01/2016 to 12/31/2016	$9.72	$9.95	125
AST FI Pyramis® Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$9.05	$7.12	136,618
01/01/2009 to 12/31/2009	$7.12	$8.45	127,320
01/01/2010 to 12/31/2010	$8.45	$9.38	76,075
01/01/2011 to 12/31/2011	$9.38	$8.96	60,419
01/01/2012 to 12/31/2012	$8.96	$9.96	68,901
01/01/2013 to 12/31/2013	$9.96	$11.63	68,120
01/01/2014 to 12/31/2014	$11.63	$12.04	58,667
01/01/2015 to 10/16/2015	$12.04	$11.96	0

A 22

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST FI Pyramis® Quantitative Portfolio
06/30/2008 to 12/31/2008	$9.78	$7.19	728,816
01/01/2009 to 12/31/2009	$7.19	$8.71	809,984
01/01/2010 to 12/31/2010	$8.71	$9.75	787,705
01/01/2011 to 12/31/2011	$9.75	$9.41	686,604
01/01/2012 to 12/31/2012	$9.41	$10.19	602,300
01/01/2013 to 12/31/2013	$10.19	$11.45	475,748
01/01/2014 to 12/31/2014	$11.45	$11.56	258,544
01/01/2015 to 12/31/2015	$11.56	$11.43	137,828
01/01/2016 to 12/31/2016	$11.43	$11.66	63,158
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$10.00	$7.46	53,571
01/01/2009 to 11/13/2009	$7.46	$8.31	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$10.00	$10.71	168,682
01/01/2013 to 12/31/2013	$10.71	$13.06	123,478
01/01/2014 to 12/31/2014	$13.06	$13.19	91,188
01/01/2015 to 10/16/2015	$13.19	$12.59	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$10.00	$10.78	5,897
01/01/2014 to 12/31/2014	$10.78	$10.83	17,406
01/01/2015 to 10/16/2015	$10.83	$10.30	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17	$6.10	17,040
01/01/2009 to 12/31/2009	$6.10	$8.07	6,378
01/01/2010 to 12/31/2010	$8.07	$9.50	8,429
01/01/2011 to 12/31/2011	$9.50	$8.83	4,128
01/01/2012 to 12/31/2012	$8.83	$10.96	3,724
01/01/2013 to 12/31/2013	$10.96	$11.19	4,351
01/01/2014 to 12/31/2014	$11.19	$12.49	2,421
01/01/2015 to 12/31/2015	$12.49	$12.21	1,554
01/01/2016 to 12/31/2016	$12.21	$12.06	1,016
AST Goldman Sachs Concentrated Growth Portfolio
06/30/2008 to 12/31/2008	$12.02	$7.53	4,045
01/01/2009 to 12/31/2009	$7.53	$11.02	18,332
01/01/2010 to 12/31/2010	$11.02	$11.90	28,703
01/01/2011 to 12/31/2011	$11.90	$11.19	12,182
01/01/2012 to 12/31/2012	$11.19	$13.11	19,985
01/01/2013 to 12/31/2013	$13.11	$16.66	8,873
01/01/2014 to 02/07/2014	$16.66	$16.38	0
AST Goldman Sachs Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$11.53	$8.13	303,603
01/01/2009 to 12/31/2009	$8.13	$9.49	284,330
01/01/2010 to 12/31/2010	$9.49	$10.49	261,782
01/01/2011 to 12/31/2011	$10.49	$9.70	231,127
01/01/2012 to 12/31/2012	$9.70	$11.36	165,511
01/01/2013 to 12/31/2013	$11.36	$14.86	23,234
01/01/2014 to 12/31/2014	$14.86	$16.45	24,011
01/01/2015 to 12/31/2015	$16.45	$15.36	14,840
01/01/2016 to 12/31/2016	$15.36	$16.78	5,758

A 23

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$14.13	$8.65	47,484
01/01/2009 to 12/31/2009	$8.65	$13.30	52,461
01/01/2010 to 12/31/2010	$13.30	$15.61	49,066
01/01/2011 to 12/31/2011	$15.61	$14.83	45,390
01/01/2012 to 12/31/2012	$14.83	$17.36	36,456
01/01/2013 to 12/31/2013	$17.36	$22.47	17,625
01/01/2014 to 12/31/2014	$22.47	$24.53	15,650
01/01/2015 to 12/31/2015	$24.53	$22.65	12,354
01/01/2016 to 12/31/2016	$22.65	$22.54	6,768
AST Goldman Sachs Multi-Asset Portfolio
06/30/2008 to 12/31/2008	$9.44	$7.54	155,398
01/01/2009 to 12/31/2009	$7.54	$9.11	204,565
01/01/2010 to 12/31/2010	$9.11	$9.95	198,569
01/01/2011 to 12/31/2011	$9.95	$9.70	176,353
01/01/2012 to 12/31/2012	$9.70	$10.45	172,459
01/01/2013 to 12/31/2013	$10.45	$11.24	112,624
01/01/2014 to 12/31/2014	$11.24	$11.45	112,834
01/01/2015 to 12/31/2015	$11.45	$11.11	69,297
01/01/2016 to 12/31/2016	$11.11	$11.44	41,235
AST Goldman Sachs Small-Cap Value Portfolio
06/30/2008 to 12/31/2008	$12.99	$10.03	11,845
01/01/2009 to 12/31/2009	$10.03	$12.45	25,675
01/01/2010 to 12/31/2010	$12.45	$15.46	20,179
01/01/2011 to 12/31/2011	$15.46	$15.33	13,843
01/01/2012 to 12/31/2012	$15.33	$17.36	17,036
01/01/2013 to 12/31/2013	$17.36	$23.59	7,717
01/01/2014 to 12/31/2014	$23.59	$24.76	9,399
01/01/2015 to 12/31/2015	$24.76	$22.91	5,237
01/01/2016 to 12/31/2016	$22.91	$27.88	2,386
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
06/30/2008 to 12/31/2008	$10.44	$10.44	1,342,066
01/01/2009 to 12/31/2009	$10.44	$10.25	644,748
01/01/2010 to 12/31/2010	$10.25	$10.03	305,923
01/01/2011 to 12/31/2011	$10.03	$9.83	258,571
01/01/2012 to 12/31/2012	$9.83	$9.62	264,530
01/01/2013 to 12/31/2013	$9.62	$9.42	93,440
01/01/2014 to 12/31/2014	$9.42	$9.22	27,348
01/01/2015 to 12/31/2015	$9.22	$9.03	17,727
01/01/2016 to 12/31/2016	$9.03	$8.84	37,893
AST High Yield Portfolio
06/30/2008 to 12/31/2008	$11.78	$8.84	17,661
01/01/2009 to 12/31/2009	$8.84	$11.73	73,199
01/01/2010 to 12/31/2010	$11.73	$13.03	33,408
01/01/2011 to 12/31/2011	$13.03	$13.17	35,210
01/01/2012 to 12/31/2012	$13.17	$14.68	24,538
01/01/2013 to 12/31/2013	$14.68	$15.40	13,691
01/01/2014 to 12/31/2014	$15.40	$15.46	15,847
01/01/2015 to 12/31/2015	$15.46	$14.60	8,199
01/01/2016 to 12/31/2016	$14.60	$16.49	6,738

A 24

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$11.20	$7.76	107,697
01/01/2009 to 12/31/2009	$7.76	$9.08	86,316
01/01/2010 to 12/31/2010	$9.08	$10.06	88,789
01/01/2011 to 12/31/2011	$10.06	$9.43	69,174
01/01/2012 to 12/31/2012	$9.43	$10.79	69,790
01/01/2013 to 12/31/2013	$10.79	$14.78	54,593
01/01/2014 to 12/31/2014	$14.78	$16.46	48,676
01/01/2015 to 12/31/2015	$16.46	$14.85	16,263
01/01/2016 to 12/31/2016	$14.85	$17.43	3,193
AST International Growth Portfolio
06/30/2008 to 12/31/2008	$16.46	$9.21	149,395
01/01/2009 to 12/31/2009	$9.21	$12.19	149,271
01/01/2010 to 12/31/2010	$12.19	$13.67	131,631
01/01/2011 to 12/31/2011	$13.67	$11.65	121,092
01/01/2012 to 12/31/2012	$11.65	$13.73	85,192
01/01/2013 to 12/31/2013	$13.73	$16.00	22,942
01/01/2014 to 12/31/2014	$16.00	$14.80	18,459
01/01/2015 to 12/31/2015	$14.80	$14.95	7,411
01/01/2016 to 12/31/2016	$14.95	$14.08	4,224
AST International Value Portfolio
06/30/2008 to 12/31/2008	$17.47	$11.21	42,818
01/01/2009 to 12/31/2009	$11.21	$14.33	34,336
01/01/2010 to 12/31/2010	$14.33	$15.58	28,297
01/01/2011 to 12/31/2011	$15.58	$13.34	25,285
01/01/2012 to 12/31/2012	$13.34	$15.24	26,108
01/01/2013 to 12/31/2013	$15.24	$17.82	18,585
01/01/2014 to 12/31/2014	$17.82	$16.28	15,748
01/01/2015 to 12/31/2015	$16.28	$16.06	5,988
01/01/2016 to 12/31/2016	$16.06	$15.82	2,675
AST Investment Grade Bond Portfolio
06/30/2008 to 12/31/2008	$10.01	$10.91	0
01/01/2009 to 12/31/2009	$10.91	$11.89	0
01/01/2010 to 12/31/2010	$11.89	$12.90	0
01/01/2011 to 12/31/2011	$12.90	$14.20	0
01/01/2012 to 12/31/2012	$14.20	$15.21	0
01/01/2013 to 12/31/2013	$15.21	$14.42	0
01/01/2014 to 12/31/2014	$14.42	$15.06	0
01/01/2015 to 12/31/2015	$15.06	$14.92	0
01/01/2016 to 12/31/2016	$14.92	$15.22	0
AST J.P. Morgan Global Thematic Portfolio
06/30/2008 to 12/31/2008	$9.15	$6.91	219,741
01/01/2009 to 12/31/2009	$6.91	$8.57	118,869
01/01/2010 to 12/31/2010	$8.57	$9.55	85,599
01/01/2011 to 12/31/2011	$9.55	$9.29	94,951
01/01/2012 to 12/31/2012	$9.29	$10.33	94,194
01/01/2013 to 12/31/2013	$10.33	$11.76	62,918
01/01/2014 to 12/31/2014	$11.76	$12.25	59,885
01/01/2015 to 12/31/2015	$12.25	$11.87	42,753
01/01/2016 to 12/31/2016	$11.87	$12.22	13,427
A 25

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
06/30/2008 to 12/31/2008	$15.43	$9.95	31,277
01/01/2009 to 12/31/2009	$9.95	$13.23	14,262
01/01/2010 to 12/31/2010	$13.23	$13.88	9,084
01/01/2011 to 12/31/2011	$13.88	$12.35	13,713
01/01/2012 to 12/31/2012	$12.35	$14.74	11,642
01/01/2013 to 12/31/2013	$14.74	$16.65	1,744
01/01/2014 to 12/31/2014	$16.65	$15.26	1,840
01/01/2015 to 12/31/2015	$15.26	$14.52	2,736
01/01/2016 to 12/31/2016	$14.52	$14.49	2,796
AST J.P. Morgan Strategic Opportunities Portfolio
06/30/2008 to 12/31/2008	$12.77	$10.35	527,353
01/01/2009 to 12/31/2009	$10.35	$12.36	509,188
01/01/2010 to 12/31/2010	$12.36	$12.99	354,147
01/01/2011 to 12/31/2011	$12.99	$12.74	282,849
01/01/2012 to 12/31/2012	$12.74	$13.81	280,111
01/01/2013 to 12/31/2013	$13.81	$15.01	184,354
01/01/2014 to 12/31/2014	$15.01	$15.50	186,649
01/01/2015 to 12/31/2015	$15.50	$15.15	109,285
01/01/2016 to 12/31/2016	$15.15	$15.40	49,703
AST Loomis Sayles Large-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$12.39	$7.95	366,476
01/01/2009 to 12/31/2009	$7.95	$10.10	332,996
01/01/2010 to 12/31/2010	$10.10	$11.84	281,480
01/01/2011 to 12/31/2011	$11.84	$11.49	241,628
01/01/2012 to 12/31/2012	$11.49	$12.63	179,431
01/01/2013 to 12/31/2013	$12.63	$16.89	49,199
01/01/2014 to 12/31/2014	$16.89	$18.28	44,361
01/01/2015 to 12/31/2015	$18.28	$19.70	15,449
01/01/2016 to 12/31/2016	$19.70	$20.36	5,217
AST Lord Abbett Core Fixed Income Portfolio
06/30/2008 to 12/31/2008	$11.81	$9.08	59,432
01/01/2009 to 12/31/2009	$9.08	$11.97	89,697
01/01/2010 to 12/31/2010	$11.97	$13.29	57,059
01/01/2011 to 12/31/2011	$13.29	$14.34	43,721
01/01/2012 to 12/31/2012	$14.34	$14.87	27,902
01/01/2013 to 12/31/2013	$14.87	$14.26	4,782
01/01/2014 to 12/31/2014	$14.26	$14.86	4,737
01/01/2015 to 12/31/2015	$14.86	$14.46	4,840
01/01/2016 to 12/31/2016	$14.46	$14.53	3,896
AST MFS Global Equity Portfolio
06/30/2008 to 12/31/2008	$15.29	$11.05	14,614
01/01/2009 to 12/31/2009	$11.05	$14.23	4,260
01/01/2010 to 12/31/2010	$14.23	$15.61	4,949
01/01/2011 to 12/31/2011	$15.61	$14.80	40,436
01/01/2012 to 12/31/2012	$14.80	$17.84	38,421
01/01/2013 to 12/31/2013	$17.84	$22.29	10,435
01/01/2014 to 12/31/2014	$22.29	$22.61	9,394
01/01/2015 to 12/31/2015	$22.61	$21.81	4,102
01/01/2016 to 12/31/2016	$21.81	$22.88	3,557

A 26

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Growth Portfolio
06/30/2008 to 12/31/2008	$12.87	$8.68	27,492
01/01/2009 to 12/31/2009	$8.68	$10.57	23,783
01/01/2010 to 12/31/2010	$10.57	$11.67	18,671
01/01/2011 to 12/31/2011	$11.67	$11.36	18,058
01/01/2012 to 12/31/2012	$11.36	$13.02	16,921
01/01/2013 to 12/31/2013	$13.02	$17.42	8,629
01/01/2014 to 12/31/2014	$17.42	$18.54	10,658
01/01/2015 to 12/31/2015	$18.54	$19.46	5,603
01/01/2016 to 12/31/2016	$19.46	$19.42	1,432
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$10.00	$10.18	378
01/01/2013 to 12/31/2013	$10.18	$13.40	916
01/01/2014 to 12/31/2014	$13.40	$14.46	1,082
01/01/2015 to 12/31/2015	$14.46	$14.06	386
01/01/2016 to 12/31/2016	$14.06	$15.61	523
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.03	$10.06	1,281
01/01/2012 to 12/31/2012	$10.06	$10.33	1,523
01/01/2013 to 12/31/2013	$10.33	$9.83	726
01/01/2014 to 12/31/2014	$9.83	$10.12	1,576
01/01/2015 to 10/16/2015	$10.12	$10.05	0
AST Neuberger Berman Mid-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$15.29	$9.71	31,135
01/01/2009 to 12/31/2009	$9.71	$12.34	16,706
01/01/2010 to 12/31/2010	$12.34	$15.54	22,054
01/01/2011 to 12/31/2011	$15.54	$15.47	15,369
01/01/2012 to 12/31/2012	$15.47	$17.02	11,580
01/01/2013 to 12/31/2013	$17.02	$22.10	8,084
01/01/2014 to 12/31/2014	$22.10	$23.36	6,584
01/01/2015 to 10/16/2015	$23.36	$23.86	0
AST Neuberger Berman Small-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$11.66	$7.51	15,762
01/01/2009 to 12/31/2009	$7.51	$9.01	12,662
01/01/2010 to 12/31/2010	$9.01	$10.61	14,914
01/01/2011 to 04/29/2011	$10.61	$11.89	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
06/30/2008 to 12/31/2008	$14.44	$8.86	62,723
01/01/2009 to 12/31/2009	$8.86	$12.19	57,565
01/01/2010 to 12/31/2010	$12.19	$14.73	59,399
01/01/2011 to 12/31/2011	$14.73	$14.07	39,680
01/01/2012 to 12/31/2012	$14.07	$16.13	37,807
01/01/2013 to 12/31/2013	$16.13	$22.43	10,047
01/01/2014 to 12/31/2014	$22.43	$25.08	6,373
01/01/2015 to 12/31/2015	$25.08	$23.17	3,523
01/01/2016 to 12/31/2016	$23.17	$26.82	2,676
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$10.00	$10.29	61,609
01/01/2013 to 12/31/2013	$10.29	$11.98	28,354
01/01/2014 to 12/31/2014	$11.98	$12.33	27,318
01/01/2015 to 12/31/2015	$12.33	$11.92	11,355
01/01/2016 to 12/31/2016	$11.92	$12.18	6,244

A 27

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10	$5.56	2,886
01/01/2009 to 12/31/2009	$5.56	$9.07	38,546
01/01/2010 to 12/31/2010	$9.07	$10.85	30,620
01/01/2011 to 12/31/2011	$10.85	$8.47	9,032
01/01/2012 to 12/31/2012	$8.47	$9.78	11,262
01/01/2013 to 12/31/2013	$9.78	$9.60	1,832
01/01/2014 to 12/31/2014	$9.60	$8.96	3,710
01/01/2015 to 12/31/2015	$8.96	$7.30	2,971
01/01/2016 to 12/31/2016	$7.30	$8.03	2,169
AST Preservation Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.71	$8.90	1,387,683
01/01/2009 to 12/31/2009	$8.90	$10.46	1,694,166
01/01/2010 to 12/31/2010	$10.46	$11.32	1,190,107
01/01/2011 to 12/31/2011	$11.32	$11.19	1,035,239
01/01/2012 to 12/31/2012	$11.19	$12.09	970,169
01/01/2013 to 12/31/2013	$12.09	$12.93	542,230
01/01/2014 to 12/31/2014	$12.93	$13.39	392,757
01/01/2015 to 12/31/2015	$13.39	$13.13	193,363
01/01/2016 to 12/31/2016	$13.13	$13.56	90,020
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02	$10.06	0
01/01/2012 to 12/31/2012	$10.06	$10.55	4,755
01/01/2013 to 12/31/2013	$10.55	$10.09	5
01/01/2014 to 12/31/2014	$10.09	$10.48	46
01/01/2015 to 12/31/2015	$10.48	$10.23	40
01/01/2016 to 12/31/2016	$10.23	$10.44	102
AST Prudential Growth Allocation Portfolio
06/30/2008 to 12/31/2008	$10.27	$6.61	1,048,296
01/01/2009 to 12/31/2009	$6.61	$8.15	1,174,295
01/01/2010 to 12/31/2010	$8.15	$9.50	965,266
01/01/2011 to 12/31/2011	$9.50	$8.72	897,315
01/01/2012 to 12/31/2012	$8.72	$9.64	878,268
01/01/2013 to 12/31/2013	$9.64	$11.05	554,189
01/01/2014 to 12/31/2014	$11.05	$11.81	404,728
01/01/2015 to 12/31/2015	$11.81	$11.49	206,209
01/01/2016 to 12/31/2016	$11.49	$12.39	62,513
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$10.00	$11.64	0
01/01/2014 to 12/31/2014	$11.64	$13.13	0
01/01/2015 to 12/31/2015	$13.13	$13.06	0
01/01/2016 to 12/31/2016	$13.06	$14.17	439
AST QMA US Equity Alpha Portfolio
06/30/2008 to 12/31/2008	$11.19	$7.62	9,827
01/01/2009 to 12/31/2009	$7.62	$9.09	9,832
01/01/2010 to 12/31/2010	$9.09	$10.23	5,697
01/01/2011 to 12/31/2011	$10.23	$10.36	4,908
01/01/2012 to 12/31/2012	$10.36	$12.05	6,298
01/01/2013 to 12/31/2013	$12.05	$15.63	7,087
01/01/2014 to 12/31/2014	$15.63	$17.93	3,707
01/01/2015 to 12/31/2015	$17.93	$18.10	2,840
01/01/2016 to 12/31/2016	$18.10	$20.35	2,311

A 28

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$10.00	$8.87	0
01/01/2012 to 12/31/2012	$8.87	$9.83	2,933
01/01/2013 to 12/31/2013	$9.83	$11.78	2,633
01/01/2014 to 12/31/2014	$11.78	$12.28	0
01/01/2015 to 12/31/2015	$12.28	$12.04	0
01/01/2016 to 12/31/2016	$12.04	$12.53	0
AST RCM World Trends Portfolio
06/30/2008 to 12/31/2008	$9.32	$7.12	258,911
01/01/2009 to 12/31/2009	$7.12	$8.60	352,825
01/01/2010 to 12/31/2010	$8.60	$9.42	204,198
01/01/2011 to 12/31/2011	$9.42	$9.05	173,747
01/01/2012 to 12/31/2012	$9.05	$9.77	161,435
01/01/2013 to 12/31/2013	$9.77	$10.76	89,351
01/01/2014 to 12/31/2014	$10.76	$11.07	103,462
01/01/2015 to 12/31/2015	$11.07	$10.82	70,633
01/01/2016 to 12/31/2016	$10.82	$11.11	22,553
AST Schroders Global Tactical Portfolio
06/30/2008 to 12/31/2008	$10.31	$7.29	186,697
01/01/2009 to 12/31/2009	$7.29	$9.06	260,346
01/01/2010 to 12/31/2010	$9.06	$10.14	188,208
01/01/2011 to 12/31/2011	$10.14	$9.69	148,641
01/01/2012 to 12/31/2012	$9.69	$11.00	171,331
01/01/2013 to 12/31/2013	$11.00	$12.71	95,366
01/01/2014 to 12/31/2014	$12.71	$13.12	127,526
01/01/2015 to 12/31/2015	$13.12	$12.77	110,441
01/01/2016 to 12/31/2016	$12.77	$13.36	56,956
AST Schroders Multi-Asset World Strategies Portfolio
06/30/2008 to 12/31/2008	$12.06	$8.84	103,613
01/01/2009 to 12/31/2009	$8.84	$11.02	128,668
01/01/2010 to 12/31/2010	$11.02	$12.07	135,405
01/01/2011 to 12/31/2011	$12.07	$11.42	152,168
01/01/2012 to 12/31/2012	$11.42	$12.42	167,805
01/01/2013 to 12/31/2013	$12.42	$13.91	93,292
01/01/2014 to 12/31/2014	$13.91	$14.03	75,791
01/01/2015 to 10/16/2015	$14.03	$13.60	0
AST Small-Cap Growth Opportunities Portfolio
06/30/2008 to 12/31/2008	$13.45	$8.96	68,386
01/01/2009 to 12/31/2009	$8.96	$11.64	66,296
01/01/2010 to 12/31/2010	$11.64	$15.11	51,046
01/01/2011 to 12/31/2011	$15.11	$12.85	53,009
01/01/2012 to 12/31/2012	$12.85	$15.11	40,152
01/01/2013 to 12/31/2013	$15.11	$20.82	12,689
01/01/2014 to 12/31/2014	$20.82	$21.39	12,776
01/01/2015 to 12/31/2015	$21.39	$21.22	6,350
01/01/2016 to 12/31/2016	$21.22	$22.38	2,416
AST Small-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$10.12	$6.85	28,498
01/01/2009 to 12/31/2009	$6.85	$8.98	31,926
01/01/2010 to 12/31/2010	$8.98	$12.00	35,544
01/01/2011 to 12/31/2011	$12.00	$11.63	38,469
01/01/2012 to 12/31/2012	$11.63	$12.77	36,443
01/01/2013 to 12/31/2013	$12.77	$16.90	20,397
01/01/2014 to 12/31/2014	$16.90	$17.18	17,311
01/01/2015 to 12/31/2015	$17.18	$16.95	5,294
01/01/2016 to 12/31/2016	$16.95	$18.60	2,394

A 29

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Small-Cap Value Portfolio
06/30/2008 to 12/31/2008	$12.57	$9.49	101,244
01/01/2009 to 12/31/2009	$9.49	$11.80	80,252
01/01/2010 to 12/31/2010	$11.80	$14.56	68,232
01/01/2011 to 12/31/2011	$14.56	$13.40	58,191
01/01/2012 to 12/31/2012	$13.40	$15.50	50,276
01/01/2013 to 12/31/2013	$15.50	$20.85	20,189
01/01/2014 to 12/31/2014	$20.85	$21.49	14,968
01/01/2015 to 12/31/2015	$21.49	$20.13	5,331
01/01/2016 to 12/31/2016	$20.13	$25.47	2,838
AST T. Rowe Price Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$12.42	$9.71	307,338
01/01/2009 to 12/31/2009	$9.71	$11.81	393,433
01/01/2010 to 12/31/2010	$11.81	$12.89	354,147
01/01/2011 to 12/31/2011	$12.89	$12.87	305,198
01/01/2012 to 12/31/2012	$12.87	$14.30	266,784
01/01/2013 to 12/31/2013	$14.30	$16.36	265,512
01/01/2014 to 12/31/2014	$16.36	$16.96	195,296
01/01/2015 to 12/31/2015	$16.96	$16.61	101,450
01/01/2016 to 12/31/2016	$16.61	$17.49	30,597
AST T. Rowe Price Equity Income Portfolio
06/30/2008 to 12/31/2008	$11.28	$7.86	69,054
01/01/2009 to 12/31/2009	$7.86	$9.52	61,684
01/01/2010 to 12/31/2010	$9.52	$10.56	55,741
01/01/2011 to 12/31/2011	$10.56	$10.17	45,969
01/01/2012 to 12/31/2012	$10.17	$11.67	46,661
01/01/2013 to 12/31/2013	$11.67	$14.82	36,039
01/01/2014 to 12/31/2014	$14.82	$15.59	24,202
01/01/2015 to 10/16/2015	$15.59	$14.40	0
AST T. Rowe Price Large-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$11.91	$7.72	150,031
01/01/2009 to 12/31/2009	$7.72	$11.59	123,660
01/01/2010 to 12/31/2010	$11.59	$13.14	99,546
01/01/2011 to 12/31/2011	$13.14	$12.65	85,531
01/01/2012 to 12/31/2012	$12.65	$14.56	79,086
01/01/2013 to 12/31/2013	$14.56	$20.53	52,287
01/01/2014 to 12/31/2014	$20.53	$21.78	50,638
01/01/2015 to 12/31/2015	$21.78	$23.36	18,218
01/01/2016 to 12/31/2016	$23.36	$23.49	6,327
AST T. Rowe Price Natural Resources Portfolio
06/30/2008 to 12/31/2008	$32.75	$14.18	25,971
01/01/2009 to 12/31/2009	$14.18	$20.74	26,927
01/01/2010 to 12/31/2010	$20.74	$24.45	32,855
01/01/2011 to 12/31/2011	$24.45	$20.37	24,308
01/01/2012 to 12/31/2012	$20.37	$20.66	19,051
01/01/2013 to 12/31/2013	$20.66	$23.34	8,602
01/01/2014 to 12/31/2014	$23.34	$20.94	7,708
01/01/2015 to 12/31/2015	$20.94	$16.55	5,143
01/01/2016 to 12/31/2016	$16.55	$20.19	3,740

A 30

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Templeton Global Bond Portfolio
06/30/2008 to 12/31/2008	$11.64	$10.97	62,683
01/01/2009 to 12/31/2009	$10.97	$12.04	74,058
01/01/2010 to 12/31/2010	$12.04	$12.46	60,518
01/01/2011 to 12/31/2011	$12.46	$12.70	49,111
01/01/2012 to 12/31/2012	$12.70	$13.09	40,834
01/01/2013 to 12/31/2013	$13.09	$12.33	3,385
01/01/2014 to 12/31/2014	$12.33	$12.14	4,192
01/01/2015 to 12/31/2015	$12.14	$11.34	3,680
01/01/2016 to 12/31/2016	$11.34	$11.58	2,694
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$13.32	$9.55	30,596
01/01/2009 to 12/31/2009	$9.55	$11.06	30,943
01/01/2010 to 12/31/2010	$11.06	$12.17	16,444
01/01/2011 to 12/31/2011	$12.17	$11.86	17,128
01/01/2012 to 12/31/2012	$11.86	$13.16	15,787
01/01/2013 to 12/31/2013	$13.16	$17.35	6,753
01/01/2014 to 12/31/2014	$17.35	$17.25	8,130
01/01/2015 to 12/31/2015	$17.25	$15.86	4,649
01/01/2016 to 12/31/2016	$15.86	$16.48	2,051
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
06/30/2008 to 12/31/2008	$13.09	$8.56	28,505
01/01/2009 to 12/31/2009	$8.56	$11.64	15,964
01/01/2010 to 12/31/2010	$11.64	$14.08	16,202
01/01/2011 to 12/31/2011	$14.08	$13.31	11,146
01/01/2012 to 12/31/2012	$13.31	$15.43	8,468
01/01/2013 to 12/31/2013	$15.43	$20.01	3,878
01/01/2014 to 12/31/2014	$20.01	$22.52	4,603
01/01/2015 to 12/31/2015	$22.52	$20.59	2,549
01/01/2016 to 12/31/2016	$20.59	$22.98	1,197
AST Wellington Management Hedged Equity Portfolio
06/30/2008 to 12/31/2008	$10.50	$6.85	218,797
01/01/2009 to 12/31/2009	$6.85	$8.62	618,872
01/01/2010 to 12/31/2010	$8.62	$9.67	422,372
01/01/2011 to 12/31/2011	$9.67	$9.14	344,904
01/01/2012 to 12/31/2012	$9.14	$9.93	346,858
01/01/2013 to 12/31/2013	$9.93	$11.72	140,277
01/01/2014 to 12/31/2014	$11.72	$12.11	150,938
01/01/2015 to 12/31/2015	$12.11	$11.78	92,906
01/01/2016 to 12/31/2016	$11.78	$12.28	59,063
AST Western Asset Core Plus Bond Portfolio
06/30/2008 to 12/31/2008	$10.04	$9.26	164,058
01/01/2009 to 12/31/2009	$9.26	$10.12	149,997
01/01/2010 to 12/31/2010	$10.12	$10.67	96,819
01/01/2011 to 12/31/2011	$10.67	$11.08	75,584
01/01/2012 to 12/31/2012	$11.08	$11.70	71,309
01/01/2013 to 12/31/2013	$11.70	$11.28	75,086
01/01/2014 to 12/31/2014	$11.28	$11.84	57,146
01/01/2015 to 12/31/2015	$11.84	$11.74	43,630
01/01/2016 to 12/31/2016	$11.74	$12.08	7,498

A 31

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Evergreen VA Growth Fund
06/30/2008 to 12/31/2008	$11.52	$7.76	0
01/01/2009 to 12/31/2009	$7.76	$10.63	0
01/01/2010 to 07/16/2010	$10.63	$10.38	0
Evergreen VA International Equity Fund
06/30/2008 to 12/31/2008	$16.52	$10.77	14,859
01/01/2009 to 12/31/2009	$10.77	$12.22	6,479
01/01/2010 to 07/16/2010	$12.22	$11.58	0
Evergreen VA Omega Fund
06/30/2008 to 12/31/2008	$11.45	$9.04	182
01/01/2009 to 12/31/2009	$9.04	$12.75	5,641
01/01/2010 to 07/16/2010	$12.75	$11.88	0
First Trust Target Focus Four Portfolio
06/30/2008 to 12/31/2008	$9.15	$6.09	25,039
01/01/2009 to 12/31/2009	$6.09	$7.68	10,062
01/01/2010 to 12/31/2010	$7.68	$8.94	8,419
01/01/2011 to 12/31/2011	$8.94	$7.80	617
01/01/2012 to 12/31/2012	$7.80	$8.69	1,013
01/01/2013 to 12/31/2013	$8.69	$11.16	310
01/01/2014 to 04/25/2014	$11.16	$11.49	0
Franklin Templeton VIP Founding Funds Allocation Fund
06/30/2008 to 12/31/2008	$9.27	$6.62	292,389
01/01/2009 to 12/31/2009	$6.62	$8.43	323,240
01/01/2010 to 12/31/2010	$8.43	$9.10	277,882
01/01/2011 to 12/31/2011	$9.10	$8.76	211,348
01/01/2012 to 09/21/2012	$8.76	$9.78	0
Global Dividend Target 15 Portfolio
06/30/2008 to 12/31/2008	$15.68	$10.73	19,411
01/01/2009 to 12/31/2009	$10.73	$14.82	6,283
01/01/2010 to 12/31/2010	$14.82	$15.92	6,890
01/01/2011 to 12/31/2011	$15.92	$14.42	4,679
01/01/2012 to 12/31/2012	$14.42	$17.70	4,021
01/01/2013 to 12/31/2013	$17.70	$19.81	1,475
01/01/2014 to 04/25/2014	$19.81	$19.36	0
Invesco V.I. Capital Development Fund - Series I
04/29/2011* to 12/31/2011	$10.03	$8.14	1,961
01/01/2012 to 04/27/2012	$8.14	$9.22	0
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99	$9.09	4,865
01/01/2012 to 12/31/2012	$9.09	$10.57	5,130
01/01/2013 to 12/31/2013	$10.57	$13.56	2,681
01/01/2014 to 12/31/2014	$13.56	$14.98	4,985
01/01/2015 to 12/31/2015	$14.98	$14.97	2,616
01/01/2016 to 12/31/2016	$14.97	$16.82	1,312
Invesco V.I. Dynamics Fund - Series I
06/30/2008 to 12/31/2008	$13.80	$8.04	385
01/01/2009 to 12/31/2009	$8.04	$11.21	1,464
01/01/2010 to 12/31/2010	$11.21	$13.59	468
01/01/2011 to 04/29/2011	$13.59	$15.12	0
Invesco V.I. Financial Services Fund - Series I
06/30/2008 to 12/31/2008	$6.78	$3.98	31,591
01/01/2009 to 12/31/2009	$3.98	$4.96	25,843
01/01/2010 to 12/31/2010	$4.96	$5.36	20,046
01/01/2011 to 04/29/2011	$5.36	$5.65	0

A 32

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco V.I. Global Health Care Fund - Series I
06/30/2008 to 12/31/2008	$12.24	$9.54	19,062
01/01/2009 to 12/31/2009	$9.54	$11.93	14,240
01/01/2010 to 12/31/2010	$11.93	$12.30	7,700
01/01/2011 to 12/31/2011	$12.30	$12.51	7,247
01/01/2012 to 12/31/2012	$12.51	$14.81	6,573
01/01/2013 to 12/31/2013	$14.81	$20.38	2,591
01/01/2014 to 12/31/2014	$20.38	$23.87	3,836
01/01/2015 to 12/31/2015	$23.87	$24.11	2,540
01/01/2016 to 12/31/2016	$24.11	$20.90	145
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.05	$9.74	2,473
01/01/2013 to 12/31/2013	$9.74	$13.06	1,375
01/01/2014 to 12/31/2014	$13.06	$13.81	971
01/01/2015 to 12/31/2015	$13.81	$13.69	588
01/01/2016 to 12/31/2016	$13.69	$13.50	391
Invesco V.I. Technology Fund - Series I
06/30/2008 to 12/31/2008	$9.92	$6.20	0
01/01/2009 to 12/31/2009	$6.20	$9.56	0
01/01/2010 to 12/31/2010	$9.56	$11.35	0
01/01/2011 to 12/31/2011	$11.35	$10.55	0
01/01/2012 to 12/31/2012	$10.55	$11.50	0
01/01/2013 to 12/31/2013	$11.50	$14.09	0
01/01/2014 to 12/31/2014	$14.09	$15.31	0
01/01/2015 to 12/31/2015	$15.31	$16.01	0
01/01/2016 to 12/31/2016	$16.01	$15.56	0
NASDAQ Target 15 Portfolio
06/30/2008 to 12/31/2008	$9.89	$5.95	0
01/01/2009 to 12/31/2009	$5.95	$6.82	0
01/01/2010 to 12/31/2010	$6.82	$8.70	0
01/01/2011 to 12/31/2011	$8.70	$8.63	0
01/01/2012 to 12/31/2012	$8.63	$9.55	0
01/01/2013 to 12/31/2013	$9.55	$13.91	0
01/01/2014 to 04/25/2014	$13.91	$13.84	0
NVIT Developing Markets Fund
06/30/2008 to 12/31/2008	$26.62	$12.55	11,820
01/01/2009 to 12/31/2009	$12.55	$19.94	16,602
01/01/2010 to 12/31/2010	$19.94	$22.67	13,537
01/01/2011 to 12/31/2011	$22.67	$17.22	8,349
01/01/2012 to 12/31/2012	$17.22	$19.69	8,756
01/01/2013 to 12/31/2013	$19.69	$19.28	2,889
01/01/2014 to 12/31/2014	$19.28	$17.77	2,485
01/01/2015 to 12/31/2015	$17.77	$14.56	1,381
01/01/2016 to 08/05/2016	$14.56	$15.90	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.13	$9.71	1,281
Prudential SP International Growth Portfolio
06/30/2008 to 12/31/2008	$14.51	$8.09	1,858
01/01/2009 to 12/31/2009	$8.09	$10.87	107
01/01/2010 to 12/31/2010	$10.87	$12.13	95
01/01/2011 to 12/31/2011	$12.13	$10.10	132
01/01/2012 to 12/31/2012	$10.10	$12.11	0
01/01/2013 to 12/31/2013	$12.11	$14.09	0
01/01/2014 to 12/31/2014	$14.09	$13.00	0
01/01/2015 to 12/31/2015	$13.00	$13.16	0
01/01/2016 to 12/31/2016	$13.16	$12.42	0

A 33

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
S&P Target 24 Portfolio
06/30/2008 to 12/31/2008	$9.68	$7.92	330
01/01/2009 to 12/31/2009	$7.92	$8.82	5,277
01/01/2010 to 12/31/2010	$8.82	$10.30	520
01/01/2011 to 12/31/2011	$10.30	$10.95	362
01/01/2012 to 12/31/2012	$10.95	$11.73	314
01/01/2013 to 12/31/2013	$11.73	$16.33	163
01/01/2014 to 04/25/2014	$16.33	$16.09	0
Target Managed VIP Portfolio
06/30/2008 to 12/31/2008	$11.73	$7.49	3,288
01/01/2009 to 12/31/2009	$7.49	$8.29	826
01/01/2010 to 12/31/2010	$8.29	$9.66	687
01/01/2011 to 12/31/2011	$9.66	$9.30	82
01/01/2012 to 12/31/2012	$9.30	$10.29	65
01/01/2013 to 12/31/2013	$10.29	$13.68	83
01/01/2014 to 04/25/2014	$13.68	$13.58	0
The DOW DART 10 Portfolio
06/30/2008 to 12/31/2008	$10.18	$8.39	0
01/01/2009 to 12/31/2009	$8.39	$9.36	663
01/01/2010 to 12/31/2010	$9.36	$10.70	357
01/01/2011 to 12/31/2011	$10.70	$11.29	323
01/01/2012 to 12/31/2012	$11.29	$12.24	315
01/01/2013 to 12/31/2013	$12.24	$15.68	297
01/01/2014 to 04/25/2014	$15.68	$15.41	0
The DOW Target Dividend Portfolio
06/30/2008 to 12/31/2008	$8.07	$6.48	841
01/01/2009 to 12/31/2009	$6.48	$7.24	7,821
01/01/2010 to 12/31/2010	$7.24	$8.26	1,000
01/01/2011 to 12/31/2011	$8.26	$8.57	851
01/01/2012 to 12/31/2012	$8.57	$8.86	2,310
01/01/2013 to 12/31/2013	$8.86	$11.12	625
01/01/2014 to 04/25/2014	$11.12	$11.48	0
Value Line Target 25 Portfolio
06/30/2008 to 12/31/2008	$9.90	$4.54	0
01/01/2009 to 12/31/2009	$4.54	$4.76	0
01/01/2010 to 12/31/2010	$4.76	$6.08	0
01/01/2011 to 12/31/2011	$6.08	$4.48	0
01/01/2012 to 12/31/2012	$4.48	$5.32	0
01/01/2013 to 12/31/2013	$5.32	$6.85	0
01/01/2014 to 04/25/2014	$6.85	$7.30	0
Wells Fargo Advantage VT Equity Income
06/30/2008 to 12/31/2008	$11.93	$8.74	0
01/01/2009 to 12/31/2009	$8.74	$10.00	0
01/01/2010 to 07/16/2010	$10.00	$9.59	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.60	$13.99	4,650
01/01/2011 to 12/31/2011	$13.99	$11.95	5,298
01/01/2012 to 12/31/2012	$11.95	$13.30	2,504
01/01/2013 to 12/31/2013	$13.30	$15.61	1,565
01/01/2014 to 12/31/2014	$15.61	$14.47	2,161
01/01/2015 to 12/31/2015	$14.47	$14.50	1,607
01/01/2016 to 12/31/2016	$14.50	$14.65	1,485

A 34

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Wells Fargo VT Intrinsic Value Fund - Class 2
07/16/2010* to 12/31/2010	$9.59	$11.15	0
01/01/2011 to 12/31/2011	$11.15	$10.68	260
01/01/2012 to 12/31/2012	$10.68	$12.49	29
01/01/2013 to 12/31/2013	$12.49	$15.93	16
01/01/2014 to 12/31/2014	$15.93	$17.21	0
01/01/2015 to 12/31/2015	$17.21	$16.76	0
01/01/2016 to 04/29/2016	$16.76	$16.75	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.88	$14.95	3,585
01/01/2011 to 12/31/2011	$14.95	$13.85	2,342
01/01/2012 to 12/31/2012	$13.85	$16.37	3,084
01/01/2013 to 12/31/2013	$16.37	$22.48	1,009
01/01/2014 to 12/31/2014	$22.48	$22.90	1,101
01/01/2015 to 12/31/2015	$22.90	$22.79	585
01/01/2016 to 12/31/2016	$22.79	$22.48	207
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59	$12.22	0
01/01/2011 to 12/31/2011	$12.22	$11.45	0
01/01/2012 to 12/31/2012	$11.45	$12.11	0
01/01/2013 to 12/31/2013	$12.11	$17.86	0
01/01/2014 to 12/31/2014	$17.86	$17.19	0
01/01/2015 to 12/31/2015	$17.19	$16.38	0
01/01/2016 to 12/31/2016	$16.38	$17.34	0
*Denotes the start date of these sub-accounts

A 35

ADVANCED SERIES XTRA CREDIT EIGHTSM ("XT8")
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HDV or Combo 5% Roll-UP/HAV or EBP II and HAV (2.25%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.59	$7.78	75,453,329
01/01/2009 to 12/31/2009	$7.78	$9.46	74,798,204
01/01/2010 to 12/31/2010	$9.46	$10.35	72,644,706
01/01/2011 to 12/31/2011	$10.35	$9.85	61,319,650
01/01/2012 to 12/31/2012	$9.85	$10.84	57,128,002
01/01/2013 to 12/31/2013	$10.84	$11.65	50,094,174
01/01/2014 to 12/31/2014	$11.65	$11.82	43,460,769
01/01/2015 to 12/31/2015	$11.82	$11.19	35,546,064
01/01/2016 to 12/31/2016	$11.19	$11.63	24,834,197
AST Advanced Strategies Portfolio
06/30/2008 to 12/31/2008	$10.59	$7.79	28,466,422
01/01/2009 to 12/31/2009	$7.79	$9.61	28,706,289
01/01/2010 to 12/31/2010	$9.61	$10.68	30,055,291
01/01/2011 to 12/31/2011	$10.68	$10.45	25,000,590
01/01/2012 to 12/31/2012	$10.45	$11.61	25,101,059
01/01/2013 to 12/31/2013	$11.61	$13.23	24,024,892
01/01/2014 to 12/31/2014	$13.23	$13.72	22,055,595
01/01/2015 to 12/31/2015	$13.72	$13.52	18,525,032
01/01/2016 to 12/31/2016	$13.52	$14.16	14,025,150
AST American Century Income & Growth Portfolio
06/30/2008 to 12/31/2008	$8.97	$6.58	771,578
01/01/2009 to 12/31/2009	$6.58	$7.57	1,273,959
01/01/2010 to 12/31/2010	$7.57	$8.43	1,430,682
01/01/2011 to 12/31/2011	$8.43	$8.53	1,430,887
01/01/2012 to 05/04/2012	$8.53	$9.25	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$10.00	$11.59	732
01/01/2014 to 12/31/2014	$11.59	$12.82	6,256
01/01/2015 to 12/31/2015	$12.82	$12.75	3,619
01/01/2016 to 12/31/2016	$12.75	$13.80	6,341
AST Balanced Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.64	$8.05	25,276,368
01/01/2009 to 12/31/2009	$8.05	$9.70	31,686,971
01/01/2010 to 12/31/2010	$9.70	$10.65	36,176,891
01/01/2011 to 12/31/2011	$10.65	$10.28	28,001,755
01/01/2012 to 12/31/2012	$10.28	$11.31	27,966,738
01/01/2013 to 12/31/2013	$11.31	$13.00	25,877,571
01/01/2014 to 12/31/2014	$13.00	$13.54	22,829,372
01/01/2015 to 12/31/2015	$13.54	$13.30	18,611,099
01/01/2016 to 12/31/2016	$13.30	$13.82	14,235,835
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$10.00	$9.13	780,622
01/01/2012 to 12/31/2012	$9.13	$9.99	1,253,385
01/01/2013 to 12/31/2013	$9.99	$10.82	1,726,168
01/01/2014 to 12/31/2014	$10.82	$11.09	1,570,720
01/01/2015 to 12/31/2015	$11.09	$10.52	1,447,431
01/01/2016 to 12/31/2016	$10.52	$11.00	1,249,534

A 36

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$10.00	$10.46	529,724
01/01/2014 to 12/31/2014	$10.46	$10.59	518,143
01/01/2015 to 12/31/2015	$10.59	$10.38	563,566
01/01/2016 to 12/31/2016	$10.38	$10.79	489,142
AST BlackRock Low Duration Bond Portfolio
06/30/2008 to 12/31/2008	$12.39	$12.09	6,660,709
01/01/2009 to 12/31/2009	$12.09	$13.02	7,445,388
01/01/2010 to 12/31/2010	$13.02	$13.23	7,123,302
01/01/2011 to 12/31/2011	$13.23	$13.22	5,625,465
01/01/2012 to 12/31/2012	$13.22	$13.53	5,727,313
01/01/2013 to 12/31/2013	$13.53	$12.94	5,935,675
01/01/2014 to 12/31/2014	$12.94	$12.63	5,489,212
01/01/2015 to 12/31/2015	$12.63	$12.41	3,496,883
01/01/2016 to 12/31/2016	$12.41	$12.33	2,971,950
AST BlackRock/Loomis Sayles Bond Portfolio
06/30/2008 to 12/31/2008	$14.10	$13.45	6,994,579
01/01/2009 to 12/31/2009	$13.45	$15.32	10,035,432
01/01/2010 to 12/31/2010	$15.32	$16.13	11,515,430
01/01/2011 to 12/31/2011	$16.13	$16.27	8,611,634
01/01/2012 to 12/31/2012	$16.27	$17.39	8,501,917
01/01/2013 to 12/31/2013	$17.39	$16.68	7,966,223
01/01/2014 to 12/31/2014	$16.68	$17.00	6,878,242
01/01/2015 to 12/31/2015	$17.00	$16.27	5,589,579
01/01/2016 to 12/31/2016	$16.27	$16.57	4,424,913
AST Bond Portfolio 2015
06/30/2008 to 12/31/2008	$9.68	$11.25	1,472,001
01/01/2009 to 12/31/2009	$11.25	$10.96	1,375,798
01/01/2010 to 12/31/2010	$10.96	$11.71	1,085,813
01/01/2011 to 12/31/2011	$11.71	$12.18	1,057,536
01/01/2012 to 12/31/2012	$12.18	$12.27	878,447
01/01/2013 to 12/31/2013	$12.27	$11.95	424,824
01/01/2014 to 12/31/2014	$11.95	$11.67	356,612
01/01/2015 to 12/31/2015	$11.67	$11.37	0
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$10.00	$9.34	301,692
01/01/2010 to 12/31/2010	$9.34	$10.09	1,956,001
01/01/2011 to 12/31/2011	$10.09	$10.81	5,687,758
01/01/2012 to 12/31/2012	$10.81	$11.01	2,714,415
01/01/2013 to 12/31/2013	$11.01	$10.69	806,728
01/01/2014 to 12/31/2014	$10.69	$10.50	427,276
01/01/2015 to 12/31/2015	$10.50	$10.24	801,336
01/01/2016 to 12/31/2016	$10.24	$10.05	2,105
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$10.00	$10.71	5,765,075
01/01/2011 to 12/31/2011	$10.71	$11.67	16,283,905
01/01/2012 to 12/31/2012	$11.67	$11.99	8,777,912
01/01/2013 to 12/31/2013	$11.99	$11.48	2,697,907
01/01/2014 to 12/31/2014	$11.48	$11.38	1,375,230
01/01/2015 to 12/31/2015	$11.38	$11.14	1,386,039
01/01/2016 to 12/31/2016	$11.14	$11.02	1,708,045

A 37

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2018
06/30/2008 to 12/31/2008	$9.65	$11.98	794,529
01/01/2009 to 12/31/2009	$11.98	$11.01	648,900
01/01/2010 to 12/31/2010	$11.01	$11.96	380,587
01/01/2011 to 12/31/2011	$11.96	$13.28	18,091,824
01/01/2012 to 12/31/2012	$13.28	$13.72	11,790,403
01/01/2013 to 12/31/2013	$13.72	$12.99	4,617,331
01/01/2014 to 12/31/2014	$12.99	$13.04	2,404,974
01/01/2015 to 12/31/2015	$13.04	$12.85	1,756,047
01/01/2016 to 12/31/2016	$12.85	$12.76	1,278,943
AST Bond Portfolio 2019
06/30/2008 to 12/31/2008	$9.67	$12.05	945,503
01/01/2009 to 12/31/2009	$12.05	$10.87	975,406
01/01/2010 to 12/31/2010	$10.87	$11.84	825,635
01/01/2011 to 12/31/2011	$11.84	$13.42	493,191
01/01/2012 to 12/31/2012	$13.42	$13.88	5,116,240
01/01/2013 to 12/31/2013	$13.88	$12.92	2,901,825
01/01/2014 to 12/31/2014	$12.92	$13.16	1,609,704
01/01/2015 to 12/31/2015	$13.16	$13.01	1,377,772
01/01/2016 to 12/31/2016	$13.01	$12.90	1,126,796
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$10.00	$8.75	23,608
01/01/2010 to 12/31/2010	$8.75	$9.56	1,680,903
01/01/2011 to 12/31/2011	$9.56	$11.10	404,480
01/01/2012 to 12/31/2012	$11.10	$11.53	92,420
01/01/2013 to 12/31/2013	$11.53	$10.54	7,694,304
01/01/2014 to 12/31/2014	$10.54	$10.93	4,819,894
01/01/2015 to 12/31/2015	$10.93	$10.85	4,640,460
01/01/2016 to 12/31/2016	$10.85	$10.82	3,592,183
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$10.00	$10.96	1,406,400
01/01/2011 to 12/31/2011	$10.96	$12.89	16,469,682
01/01/2012 to 12/31/2012	$12.89	$13.45	7,323,210
01/01/2013 to 12/31/2013	$13.45	$12.23	927,728
01/01/2014 to 12/31/2014	$12.23	$12.87	6,633,381
01/01/2015 to 12/31/2015	$12.87	$12.81	6,833,648
01/01/2016 to 12/31/2016	$12.81	$12.77	4,695,140
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$10.00	$11.97	6,285,340
01/01/2012 to 12/31/2012	$11.97	$12.38	9,408,401
01/01/2013 to 12/31/2013	$12.38	$10.92	1,386,073
01/01/2014 to 12/31/2014	$10.92	$11.78	837,634
01/01/2015 to 12/31/2015	$11.78	$11.76	5,222,668
01/01/2016 to 12/31/2016	$11.76	$11.71	4,736,074
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$10.00	$10.35	3,237,048
01/01/2013 to 12/31/2013	$10.35	$9.09	14,801,913
01/01/2014 to 12/31/2014	$9.09	$10.00	4,961,244
01/01/2015 to 12/31/2015	$10.00	$10.04	1,040,932
01/01/2016 to 12/31/2016	$10.04	$10.00	1,912,486
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$10.00	$8.71	6,630,745
01/01/2014 to 12/31/2014	$8.71	$9.76	5,457,145
01/01/2015 to 12/31/2015	$9.76	$9.81	234,639
01/01/2016 to 12/31/2016	$9.81	$9.77	46,803
A 38

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$10.00	$11.25	2,355,714
01/01/2015 to 12/31/2015	$11.25	$11.22	11,698,029
01/01/2016 to 12/31/2016	$11.22	$11.24	1,095,110
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$10.00	$9.89	2,690,626
01/01/2016 to 12/31/2016	$9.89	$9.87	8,150,607
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$10.00	$9.83	7,237,779
AST Capital Growth Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.65	$7.58	101,095,109
01/01/2009 to 12/31/2009	$7.58	$9.29	102,077,908
01/01/2010 to 12/31/2010	$9.29	$10.29	101,267,042
01/01/2011 to 12/31/2011	$10.29	$9.82	83,369,592
01/01/2012 to 12/31/2012	$9.82	$10.91	79,395,120
01/01/2013 to 12/31/2013	$10.91	$13.09	79,105,525
01/01/2014 to 12/31/2014	$13.09	$13.69	73,075,410
01/01/2015 to 12/31/2015	$13.69	$13.45	61,297,367
01/01/2016 to 12/31/2016	$13.45	$14.05	44,563,530
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$10.00	$11.60	26,928
01/01/2014 to 12/31/2014	$11.60	$12.88	71,443
01/01/2015 to 12/31/2015	$12.88	$12.14	63,048
01/01/2016 to 12/31/2016	$12.14	$13.64	103,503
AST Cohen & Steers Realty Portfolio
06/30/2008 to 12/31/2008	$15.92	$10.52	126,275
01/01/2009 to 12/31/2009	$10.52	$13.57	335,750
01/01/2010 to 12/31/2010	$13.57	$17.07	391,589
01/01/2011 to 12/31/2011	$17.07	$17.79	219,652
01/01/2012 to 12/31/2012	$17.79	$20.05	251,456
01/01/2013 to 12/31/2013	$20.05	$20.22	222,435
01/01/2014 to 12/31/2014	$20.22	$25.87	175,435
01/01/2015 to 12/31/2015	$25.87	$26.51	137,109
01/01/2016 to 12/31/2016	$26.51	$27.17	93,066
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$10.00	$9.65	1,227,792
01/01/2014 to 12/31/2014	$9.65	$9.91	1,161,468
01/01/2015 to 12/31/2015	$9.91	$9.68	1,775,220
01/01/2016 to 12/31/2016	$9.68	$9.90	1,503,079
AST FI Pyramis® Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$9.04	$7.11	1,382,568
01/01/2009 to 12/31/2009	$7.11	$8.43	2,259,311
01/01/2010 to 12/31/2010	$8.43	$9.33	2,753,772
01/01/2011 to 12/31/2011	$9.33	$8.90	2,749,169
01/01/2012 to 12/31/2012	$8.90	$9.88	2,841,155
01/01/2013 to 12/31/2013	$9.88	$11.52	2,926,848
01/01/2014 to 12/31/2014	$11.52	$11.90	2,955,822
01/01/2015 to 10/16/2015	$11.90	$11.82	0
AST FI Pyramis® Quantitative Portfolio
06/30/2008 to 12/31/2008	$9.75	$7.15	23,823,391
01/01/2009 to 12/31/2009	$7.15	$8.66	25,641,694
01/01/2010 to 12/31/2010	$8.66	$9.68	27,635,371
01/01/2011 to 12/31/2011	$9.68	$9.32	23,184,216
01/01/2012 to 12/31/2012	$9.32	$10.08	21,922,626
01/01/2013 to 12/31/2013	$10.08	$11.31	19,964,859
01/01/2014 to 12/31/2014	$11.31	$11.40	16,669,866
01/01/2015 to 12/31/2015	$11.40	$11.26	14,014,163
01/01/2016 to 12/31/2016	$11.26	$11.47	10,417,196

A 39

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$10.00	$7.45	439,198
01/01/2009 to 11/13/2009	$7.45	$8.29	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$10.00	$10.70	5,517,070
01/01/2013 to 12/31/2013	$10.70	$13.02	4,684,854
01/01/2014 to 12/31/2014	$13.02	$13.14	3,877,592
01/01/2015 to 10/16/2015	$13.14	$12.52	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$10.00	$10.77	1,637,390
01/01/2014 to 12/31/2014	$10.77	$10.80	2,253,877
01/01/2015 to 10/16/2015	$10.80	$10.26	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17	$6.10	8,921
01/01/2009 to 12/31/2009	$6.10	$8.05	70,669
01/01/2010 to 12/31/2010	$8.05	$9.46	218,068
01/01/2011 to 12/31/2011	$9.46	$8.78	99,905
01/01/2012 to 12/31/2012	$8.78	$10.88	126,250
01/01/2013 to 12/31/2013	$10.88	$11.10	140,444
01/01/2014 to 12/31/2014	$11.10	$12.36	98,667
01/01/2015 to 12/31/2015	$12.36	$12.07	60,233
01/01/2016 to 12/31/2016	$12.07	$11.91	33,972
AST Goldman Sachs Concentrated Growth Portfolio
06/30/2008 to 12/31/2008	$5.04	$3.15	517,467
01/01/2009 to 12/31/2009	$3.15	$4.60	1,703,399
01/01/2010 to 12/31/2010	$4.60	$4.96	1,214,669
01/01/2011 to 12/31/2011	$4.96	$4.66	690,992
01/01/2012 to 12/31/2012	$4.66	$5.46	720,641
01/01/2013 to 12/31/2013	$5.46	$6.92	665,729
01/01/2014 to 02/07/2014	$6.92	$6.80	0
AST Goldman Sachs Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$10.64	$7.50	14,888,690
01/01/2009 to 12/31/2009	$7.50	$8.74	14,472,445
01/01/2010 to 12/31/2010	$8.74	$9.64	13,447,482
01/01/2011 to 12/31/2011	$9.64	$8.90	11,688,804
01/01/2012 to 12/31/2012	$8.90	$10.41	10,262,995
01/01/2013 to 12/31/2013	$10.41	$13.60	8,689,937
01/01/2014 to 12/31/2014	$13.60	$15.03	7,139,424
01/01/2015 to 12/31/2015	$15.03	$14.02	6,343,609
01/01/2016 to 12/31/2016	$14.02	$15.28	5,194,687
AST Goldman Sachs Mid-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$4.98	$3.05	4,668,204
01/01/2009 to 12/31/2009	$3.05	$4.68	4,863,161
01/01/2010 to 12/31/2010	$4.68	$5.48	5,034,524
01/01/2011 to 12/31/2011	$5.48	$5.19	3,140,160
01/01/2012 to 12/31/2012	$5.19	$6.07	3,004,326
01/01/2013 to 12/31/2013	$6.07	$7.85	2,696,246
01/01/2014 to 12/31/2014	$7.85	$8.56	2,236,250
01/01/2015 to 12/31/2015	$8.56	$7.89	3,649,291
01/01/2016 to 12/31/2016	$7.89	$7.84	2,612,615

A 40

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
06/30/2008 to 12/31/2008	$9.43	$7.53	1,501,593
01/01/2009 to 12/31/2009	$7.53	$9.08	4,079,583
01/01/2010 to 12/31/2010	$9.08	$9.91	4,803,274
01/01/2011 to 12/31/2011	$9.91	$9.63	3,645,383
01/01/2012 to 12/31/2012	$9.63	$10.37	3,718,760
01/01/2013 to 12/31/2013	$10.37	$11.13	3,112,862
01/01/2014 to 12/31/2014	$11.13	$11.32	2,777,468
01/01/2015 to 12/31/2015	$11.32	$10.97	2,580,058
01/01/2016 to 12/31/2016	$10.97	$11.28	1,743,949
AST Goldman Sachs Small-Cap Value Portfolio
06/30/2008 to 12/31/2008	$19.84	$15.31	108,308
01/01/2009 to 12/31/2009	$15.31	$18.99	152,310
01/01/2010 to 12/31/2010	$18.99	$23.53	278,005
01/01/2011 to 12/31/2011	$23.53	$23.30	145,006
01/01/2012 to 12/31/2012	$23.30	$26.35	152,708
01/01/2013 to 12/31/2013	$26.35	$35.75	270,835
01/01/2014 to 12/31/2014	$35.75	$37.46	362,203
01/01/2015 to 12/31/2015	$37.46	$34.61	260,693
01/01/2016 to 12/31/2016	$34.61	$42.06	173,199
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
06/30/2008 to 12/31/2008	$10.54	$10.53	2,377,836
01/01/2009 to 12/31/2009	$10.53	$10.32	3,829,439
01/01/2010 to 12/31/2010	$10.32	$10.09	3,509,980
01/01/2011 to 12/31/2011	$10.09	$9.86	2,513,603
01/01/2012 to 12/31/2012	$9.86	$9.64	1,652,100
01/01/2013 to 12/31/2013	$9.64	$9.43	856,838
01/01/2014 to 12/31/2014	$9.43	$9.21	693,229
01/01/2015 to 12/31/2015	$9.21	$9.01	369,983
01/01/2016 to 12/31/2016	$9.01	$8.80	286,582
AST High Yield Portfolio
06/30/2008 to 12/31/2008	$11.93	$8.94	319,199
01/01/2009 to 12/31/2009	$8.94	$11.85	795,835
01/01/2010 to 12/31/2010	$11.85	$13.15	1,105,972
01/01/2011 to 12/31/2011	$13.15	$13.26	726,173
01/01/2012 to 12/31/2012	$13.26	$14.76	739,423
01/01/2013 to 12/31/2013	$14.76	$15.47	468,596
01/01/2014 to 12/31/2014	$15.47	$15.50	325,221
01/01/2015 to 12/31/2015	$15.50	$14.62	240,183
01/01/2016 to 12/31/2016	$14.62	$16.49	225,450
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$9.23	$6.39	6,057,693
01/01/2009 to 12/31/2009	$6.39	$7.46	5,641,907
01/01/2010 to 12/31/2010	$7.46	$8.25	5,357,208
01/01/2011 to 12/31/2011	$8.25	$7.73	4,506,463
01/01/2012 to 12/31/2012	$7.73	$8.83	4,545,454
01/01/2013 to 12/31/2013	$8.83	$12.07	4,488,390
01/01/2014 to 12/31/2014	$12.07	$13.42	3,896,707
01/01/2015 to 12/31/2015	$13.42	$12.09	2,887,412
01/01/2016 to 12/31/2016	$12.09	$14.17	2,310,484

A 41

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST International Growth Portfolio
06/30/2008 to 12/31/2008	$21.47	$12.00	5,724,854
01/01/2009 to 12/31/2009	$12.00	$15.87	5,162,536
01/01/2010 to 12/31/2010	$15.87	$17.76	5,317,631
01/01/2011 to 12/31/2011	$17.76	$15.12	4,477,136
01/01/2012 to 12/31/2012	$15.12	$17.79	3,891,676
01/01/2013 to 12/31/2013	$17.79	$20.70	3,800,682
01/01/2014 to 12/31/2014	$20.70	$19.12	3,578,372
01/01/2015 to 12/31/2015	$19.12	$19.28	2,103,579
01/01/2016 to 12/31/2016	$19.28	$18.13	1,890,366
AST International Value Portfolio
06/30/2008 to 12/31/2008	$9.10	$5.84	2,755,958
01/01/2009 to 12/31/2009	$5.84	$7.44	2,910,615
01/01/2010 to 12/31/2010	$7.44	$8.08	2,881,182
01/01/2011 to 12/31/2011	$8.08	$6.91	2,224,758
01/01/2012 to 12/31/2012	$6.91	$7.88	2,382,592
01/01/2013 to 12/31/2013	$7.88	$9.20	2,248,809
01/01/2014 to 12/31/2014	$9.20	$8.39	2,071,047
01/01/2015 to 12/31/2015	$8.39	$8.27	1,892,132
01/01/2016 to 12/31/2016	$8.27	$8.13	1,531,420
AST Investment Grade Bond Portfolio
06/30/2008 to 12/31/2008	$10.01	$10.91	1,214,623
01/01/2009 to 12/31/2009	$10.91	$11.86	315,474
01/01/2010 to 12/31/2010	$11.86	$12.85	158,509
01/01/2011 to 12/31/2011	$12.85	$14.13	1,389,924
01/01/2012 to 12/31/2012	$14.13	$15.11	740,615
01/01/2013 to 12/31/2013	$15.11	$14.30	401,220
01/01/2014 to 12/31/2014	$14.30	$14.92	369,385
01/01/2015 to 12/31/2015	$14.92	$14.75	868,724
01/01/2016 to 12/31/2016	$14.75	$15.03	1,012,916
AST J.P. Morgan Global Thematic Portfolio
06/30/2008 to 12/31/2008	$9.14	$6.90	1,187,111
01/01/2009 to 12/31/2009	$6.90	$8.54	2,955,116
01/01/2010 to 12/31/2010	$8.54	$9.50	4,214,114
01/01/2011 to 12/31/2011	$9.50	$9.23	4,056,199
01/01/2012 to 12/31/2012	$9.23	$10.25	3,777,976
01/01/2013 to 12/31/2013	$10.25	$11.65	3,647,582
01/01/2014 to 12/31/2014	$11.65	$12.12	3,110,763
01/01/2015 to 12/31/2015	$12.12	$11.72	2,628,174
01/01/2016 to 12/31/2016	$11.72	$12.05	2,059,029
AST J.P. Morgan International Equity Portfolio
06/30/2008 to 12/31/2008	$9.75	$6.28	975,043
01/01/2009 to 12/31/2009	$6.28	$8.34	1,395,597
01/01/2010 to 12/31/2010	$8.34	$8.74	1,243,521
01/01/2011 to 12/31/2011	$8.74	$7.76	828,367
01/01/2012 to 12/31/2012	$7.76	$9.25	957,141
01/01/2013 to 12/31/2013	$9.25	$10.43	725,002
01/01/2014 to 12/31/2014	$10.43	$9.54	635,427
01/01/2015 to 12/31/2015	$9.54	$9.07	411,043
01/01/2016 to 12/31/2016	$9.07	$9.04	317,096

A 42

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
06/30/2008 to 12/31/2008	$10.26	$8.31	17,909,520
01/01/2009 to 12/31/2009	$8.31	$9.91	16,862,953
01/01/2010 to 12/31/2010	$9.91	$10.39	14,390,403
01/01/2011 to 12/31/2011	$10.39	$10.18	11,488,876
01/01/2012 to 12/31/2012	$10.18	$11.02	11,036,008
01/01/2013 to 12/31/2013	$11.02	$11.96	9,644,359
01/01/2014 to 12/31/2014	$11.96	$12.33	8,597,748
01/01/2015 to 12/31/2015	$12.33	$12.03	7,147,756
01/01/2016 to 12/31/2016	$12.03	$12.21	5,755,210
AST Loomis Sayles Large-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$9.74	$6.25	21,934,912
01/01/2009 to 12/31/2009	$6.25	$7.92	19,929,998
01/01/2010 to 12/31/2010	$7.92	$9.28	19,072,610
01/01/2011 to 12/31/2011	$9.28	$8.99	15,345,638
01/01/2012 to 12/31/2012	$8.99	$9.86	13,995,736
01/01/2013 to 12/31/2013	$9.86	$13.17	11,607,162
01/01/2014 to 12/31/2014	$13.17	$14.23	10,090,656
01/01/2015 to 12/31/2015	$14.23	$15.31	6,066,819
01/01/2016 to 12/31/2016	$15.31	$15.81	5,091,448
AST Lord Abbett Core Fixed Income Portfolio
06/30/2008 to 12/31/2008	$13.08	$10.05	3,023,716
01/01/2009 to 12/31/2009	$10.05	$13.23	2,831,230
01/01/2010 to 12/31/2010	$13.23	$14.66	2,484,757
01/01/2011 to 12/31/2011	$14.66	$15.79	2,014,193
01/01/2012 to 12/31/2012	$15.79	$16.35	1,924,443
01/01/2013 to 12/31/2013	$16.35	$15.66	1,980,114
01/01/2014 to 12/31/2014	$15.66	$16.29	1,664,389
01/01/2015 to 12/31/2015	$16.29	$15.83	975,665
01/01/2016 to 12/31/2016	$15.83	$15.88	882,863
AST MFS Global Equity Portfolio
06/30/2008 to 12/31/2008	$12.79	$9.24	207,928
01/01/2009 to 12/31/2009	$9.24	$11.88	567,835
01/01/2010 to 12/31/2010	$11.88	$13.01	483,477
01/01/2011 to 12/31/2011	$13.01	$12.32	303,934
01/01/2012 to 12/31/2012	$12.32	$14.82	422,214
01/01/2013 to 12/31/2013	$14.82	$18.49	1,295,919
01/01/2014 to 12/31/2014	$18.49	$18.73	1,511,472
01/01/2015 to 12/31/2015	$18.73	$18.04	1,298,354
01/01/2016 to 12/31/2016	$18.04	$18.89	929,784
AST MFS Growth Portfolio
06/30/2008 to 12/31/2008	$7.77	$5.24	2,384,441
01/01/2009 to 12/31/2009	$5.24	$6.37	2,663,189
01/01/2010 to 12/31/2010	$6.37	$7.02	2,436,368
01/01/2011 to 12/31/2011	$7.02	$6.82	2,244,120
01/01/2012 to 12/31/2012	$6.82	$7.81	2,554,207
01/01/2013 to 12/31/2013	$7.81	$10.44	1,927,045
01/01/2014 to 12/31/2014	$10.44	$11.09	1,693,296
01/01/2015 to 12/31/2015	$11.09	$11.62	1,101,246
01/01/2016 to 12/31/2016	$11.62	$11.58	890,600
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$10.00	$10.17	2,038
01/01/2013 to 12/31/2013	$10.17	$13.38	77,680
01/01/2014 to 12/31/2014	$13.38	$14.41	67,044
01/01/2015 to 12/31/2015	$14.41	$13.99	187,407
01/01/2016 to 12/31/2016	$13.99	$15.51	182,344

A 43

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.03	$10.06	4,165
01/01/2012 to 12/31/2012	$10.06	$10.31	329,733
01/01/2013 to 12/31/2013	$10.31	$9.80	118,330
01/01/2014 to 12/31/2014	$9.80	$10.07	56,673
01/01/2015 to 10/16/2015	$10.07	$9.99	0
AST Neuberger Berman Mid-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$8.81	$5.59	501,805
01/01/2009 to 12/31/2009	$5.59	$7.09	649,456
01/01/2010 to 12/31/2010	$7.09	$8.92	978,075
01/01/2011 to 12/31/2011	$8.92	$8.87	702,733
01/01/2012 to 12/31/2012	$8.87	$9.74	851,665
01/01/2013 to 12/31/2013	$9.74	$12.63	1,608,579
01/01/2014 to 12/31/2014	$12.63	$13.32	1,792,573
01/01/2015 to 10/16/2015	$13.32	$13.60	0
AST Neuberger Berman Small-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$7.40	$4.76	121,677
01/01/2009 to 12/31/2009	$4.76	$5.71	232,172
01/01/2010 to 12/31/2010	$5.71	$6.71	304,468
01/01/2011 to 04/29/2011	$6.71	$7.51	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
06/30/2008 to 12/31/2008	$17.61	$10.79	2,188,696
01/01/2009 to 12/31/2009	$10.79	$14.84	2,033,956
01/01/2010 to 12/31/2010	$14.84	$17.90	1,807,620
01/01/2011 to 12/31/2011	$17.90	$17.07	1,391,570
01/01/2012 to 12/31/2012	$17.07	$19.54	1,265,150
01/01/2013 to 12/31/2013	$19.54	$27.12	1,148,147
01/01/2014 to 12/31/2014	$27.12	$30.29	907,394
01/01/2015 to 12/31/2015	$30.29	$27.94	510,649
01/01/2016 to 12/31/2016	$27.94	$32.29	436,919
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$10.00	$10.28	1,342,661
01/01/2013 to 12/31/2013	$10.28	$11.95	1,330,658
01/01/2014 to 12/31/2014	$11.95	$12.28	1,249,904
01/01/2015 to 12/31/2015	$12.28	$11.86	1,054,991
01/01/2016 to 12/31/2016	$11.86	$12.09	834,743
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10	$5.56	14,499
01/01/2009 to 12/31/2009	$5.56	$9.05	557,293
01/01/2010 to 12/31/2010	$9.05	$10.81	1,043,494
01/01/2011 to 12/31/2011	$10.81	$8.43	371,919
01/01/2012 to 12/31/2012	$8.43	$9.71	363,440
01/01/2013 to 12/31/2013	$9.71	$9.52	245,395
01/01/2014 to 12/31/2014	$9.52	$8.87	242,536
01/01/2015 to 12/31/2015	$8.87	$7.22	123,385
01/01/2016 to 12/31/2016	$7.22	$7.93	94,117
AST Preservation Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.67	$8.85	31,839,577
01/01/2009 to 12/31/2009	$8.85	$10.39	39,603,313
01/01/2010 to 12/31/2010	$10.39	$11.23	43,592,221
01/01/2011 to 12/31/2011	$11.23	$11.09	40,512,789
01/01/2012 to 12/31/2012	$11.09	$11.96	38,896,095
01/01/2013 to 12/31/2013	$11.96	$12.77	28,415,848
01/01/2014 to 12/31/2014	$12.77	$13.20	24,934,568
01/01/2015 to 12/31/2015	$13.20	$12.92	20,064,346
01/01/2016 to 12/31/2016	$12.92	$13.33	14,853,519

A 44

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02	$10.06	354,554
01/01/2012 to 12/31/2012	$10.06	$10.53	87,533
01/01/2013 to 12/31/2013	$10.53	$10.06	108,451
01/01/2014 to 12/31/2014	$10.06	$10.43	141,348
01/01/2015 to 12/31/2015	$10.43	$10.16	128,461
01/01/2016 to 12/31/2016	$10.16	$10.36	149,871
AST Prudential Growth Allocation Portfolio
06/30/2008 to 12/31/2008	$10.23	$6.58	31,425,844
01/01/2009 to 12/31/2009	$6.58	$8.11	33,343,551
01/01/2010 to 12/31/2010	$8.11	$9.43	36,130,309
01/01/2011 to 12/31/2011	$9.43	$8.65	29,569,330
01/01/2012 to 12/31/2012	$8.65	$9.54	28,016,813
01/01/2013 to 12/31/2013	$9.54	$10.92	25,282,194
01/01/2014 to 12/31/2014	$10.92	$11.65	23,806,304
01/01/2015 to 12/31/2015	$11.65	$11.32	23,081,260
01/01/2016 to 12/31/2016	$11.32	$12.18	18,505,001
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$10.00	$11.63	3,137
01/01/2014 to 12/31/2014	$11.63	$13.10	3,335
01/01/2015 to 12/31/2015	$13.10	$13.00	7,932
01/01/2016 to 12/31/2016	$13.00	$14.09	7,306
AST QMA US Equity Alpha Portfolio
06/30/2008 to 12/31/2008	$8.40	$5.71	424,286
01/01/2009 to 12/31/2009	$5.71	$6.80	393,269
01/01/2010 to 12/31/2010	$6.80	$7.65	483,015
01/01/2011 to 12/31/2011	$7.65	$7.74	442,995
01/01/2012 to 12/31/2012	$7.74	$8.99	570,731
01/01/2013 to 12/31/2013	$8.99	$11.63	406,718
01/01/2014 to 12/31/2014	$11.63	$13.33	334,672
01/01/2015 to 12/31/2015	$13.33	$13.43	261,184
01/01/2016 to 12/31/2016	$13.43	$15.08	255,451
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$10.00	$8.86	29,403
01/01/2012 to 12/31/2012	$8.86	$9.80	248,767
01/01/2013 to 12/31/2013	$9.80	$11.73	444,569
01/01/2014 to 12/31/2014	$11.73	$12.21	333,965
01/01/2015 to 12/31/2015	$12.21	$11.95	274,265
01/01/2016 to 12/31/2016	$11.95	$12.42	170,319
AST RCM World Trends Portfolio
06/30/2008 to 12/31/2008	$9.31	$7.10	2,073,853
01/01/2009 to 12/31/2009	$7.10	$8.57	3,975,651
01/01/2010 to 12/31/2010	$8.57	$9.37	5,406,914
01/01/2011 to 12/31/2011	$9.37	$9.00	4,727,624
01/01/2012 to 12/31/2012	$9.00	$9.70	4,685,920
01/01/2013 to 12/31/2013	$9.70	$10.66	3,760,110
01/01/2014 to 12/31/2014	$10.66	$10.95	3,483,272
01/01/2015 to 12/31/2015	$10.95	$10.69	4,191,459
01/01/2016 to 12/31/2016	$10.69	$10.95	3,033,334

A 45

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Schroders Global Tactical Portfolio
06/30/2008 to 12/31/2008	$10.30	$7.28	1,661,195
01/01/2009 to 12/31/2009	$7.28	$9.03	3,018,362
01/01/2010 to 12/31/2010	$9.03	$10.09	4,112,813
01/01/2011 to 12/31/2011	$10.09	$9.63	3,677,069
01/01/2012 to 12/31/2012	$9.63	$10.91	4,089,262
01/01/2013 to 12/31/2013	$10.91	$12.59	4,474,896
01/01/2014 to 12/31/2014	$12.59	$12.97	4,166,302
01/01/2015 to 12/31/2015	$12.97	$12.61	7,339,700
01/01/2016 to 12/31/2016	$12.61	$13.17	5,446,192
AST Schroders Multi-Asset World Strategies Portfolio
06/30/2008 to 12/31/2008	$10.96	$8.02	2,188,363
01/01/2009 to 12/31/2009	$8.02	$9.99	8,000,192
01/01/2010 to 12/31/2010	$9.99	$10.92	13,274,208
01/01/2011 to 12/31/2011	$10.92	$10.32	9,628,538
01/01/2012 to 12/31/2012	$10.32	$11.21	9,469,366
01/01/2013 to 12/31/2013	$11.21	$12.53	7,377,022
01/01/2014 to 12/31/2014	$12.53	$12.62	5,905,973
01/01/2015 to 10/16/2015	$12.62	$12.22	0
AST Small-Cap Growth Opportunities Portfolio
06/30/2008 to 12/31/2008	$10.22	$6.80	4,202,964
01/01/2009 to 12/31/2009	$6.80	$8.82	3,992,101
01/01/2010 to 12/31/2010	$8.82	$11.43	4,161,419
01/01/2011 to 12/31/2011	$11.43	$9.71	3,304,315
01/01/2012 to 12/31/2012	$9.71	$11.39	2,853,534
01/01/2013 to 12/31/2013	$11.39	$15.68	2,397,251
01/01/2014 to 12/31/2014	$15.68	$16.09	2,091,369
01/01/2015 to 12/31/2015	$16.09	$15.94	1,240,688
01/01/2016 to 12/31/2016	$15.94	$16.78	1,026,785
AST Small-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$16.43	$11.12	634,820
01/01/2009 to 12/31/2009	$11.12	$14.55	668,952
01/01/2010 to 12/31/2010	$14.55	$19.41	917,014
01/01/2011 to 12/31/2011	$19.41	$18.79	589,865
01/01/2012 to 12/31/2012	$18.79	$20.60	573,869
01/01/2013 to 12/31/2013	$20.60	$27.22	508,770
01/01/2014 to 12/31/2014	$27.22	$27.62	407,639
01/01/2015 to 12/31/2015	$27.62	$27.21	315,024
01/01/2016 to 12/31/2016	$27.21	$29.81	239,743
AST Small-Cap Value Portfolio
06/30/2008 to 12/31/2008	$16.31	$12.31	3,408,854
01/01/2009 to 12/31/2009	$12.31	$15.28	3,254,555
01/01/2010 to 12/31/2010	$15.28	$18.82	3,434,943
01/01/2011 to 12/31/2011	$18.82	$17.29	2,484,653
01/01/2012 to 12/31/2012	$17.29	$19.98	2,219,180
01/01/2013 to 12/31/2013	$19.98	$26.83	1,906,166
01/01/2014 to 12/31/2014	$26.83	$27.61	1,632,713
01/01/2015 to 12/31/2015	$27.61	$25.82	1,085,073
01/01/2016 to 12/31/2016	$25.82	$32.61	822,067
AST T. Rowe Price Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$12.33	$9.64	9,944,782
01/01/2009 to 12/31/2009	$9.64	$11.69	11,957,974
01/01/2010 to 12/31/2010	$11.69	$12.75	13,631,064
01/01/2011 to 12/31/2011	$12.75	$12.71	12,152,747
01/01/2012 to 12/31/2012	$12.71	$14.10	13,448,271
01/01/2013 to 12/31/2013	$14.10	$16.10	14,623,778
01/01/2014 to 12/31/2014	$16.10	$16.67	13,796,133
01/01/2015 to 12/31/2015	$16.67	$16.30	13,278,474
01/01/2016 to 12/31/2016	$16.30	$17.14	11,407,744

A 46

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST T. Rowe Price Equity Income Portfolio
06/30/2008 to 12/31/2008	$11.13	$7.75	4,124,590
01/01/2009 to 12/31/2009	$7.75	$9.38	3,819,071
01/01/2010 to 12/31/2010	$9.38	$10.38	3,742,939
01/01/2011 to 12/31/2011	$10.38	$9.98	3,116,748
01/01/2012 to 12/31/2012	$9.98	$11.44	3,429,042
01/01/2013 to 12/31/2013	$11.44	$14.50	3,074,463
01/01/2014 to 12/31/2014	$14.50	$15.23	2,661,058
01/01/2015 to 10/16/2015	$15.23	$14.05	0
AST T. Rowe Price Large-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$6.59	$4.27	9,138,560
01/01/2009 to 12/31/2009	$4.27	$6.40	9,157,180
01/01/2010 to 12/31/2010	$6.40	$7.24	8,869,616
01/01/2011 to 12/31/2011	$7.24	$6.96	6,383,742
01/01/2012 to 12/31/2012	$6.96	$8.00	5,841,181
01/01/2013 to 12/31/2013	$8.00	$11.27	6,683,387
01/01/2014 to 12/31/2014	$11.27	$11.93	6,037,079
01/01/2015 to 12/31/2015	$11.93	$12.78	4,752,130
01/01/2016 to 12/31/2016	$12.78	$12.83	3,508,170
AST T. Rowe Price Natural Resources Portfolio
06/30/2008 to 12/31/2008	$32.51	$14.07	82,096
01/01/2009 to 12/31/2009	$14.07	$20.54	479,835
01/01/2010 to 12/31/2010	$20.54	$24.18	624,332
01/01/2011 to 12/31/2011	$24.18	$20.11	353,699
01/01/2012 to 12/31/2012	$20.11	$20.37	293,997
01/01/2013 to 12/31/2013	$20.37	$22.98	181,940
01/01/2014 to 12/31/2014	$22.98	$20.58	153,441
01/01/2015 to 12/31/2015	$20.58	$16.24	80,946
01/01/2016 to 12/31/2016	$16.24	$19.79	54,896
AST Templeton Global Bond Portfolio
06/30/2008 to 12/31/2008	$14.80	$13.93	1,722,092
01/01/2009 to 12/31/2009	$13.93	$15.27	2,184,589
01/01/2010 to 12/31/2010	$15.27	$15.78	2,318,146
01/01/2011 to 12/31/2011	$15.78	$16.06	1,633,647
01/01/2012 to 12/31/2012	$16.06	$16.52	1,630,360
01/01/2013 to 12/31/2013	$16.52	$15.54	1,781,434
01/01/2014 to 12/31/2014	$15.54	$15.28	1,590,303
01/01/2015 to 12/31/2015	$15.28	$14.25	874,427
01/01/2016 to 12/31/2016	$14.25	$14.53	771,150
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$11.53	$8.26	357,327
01/01/2009 to 12/31/2009	$8.26	$9.55	955,597
01/01/2010 to 12/31/2010	$9.55	$10.50	2,241,213
01/01/2011 to 12/31/2011	$10.50	$10.21	930,254
01/01/2012 to 12/31/2012	$10.21	$11.32	944,041
01/01/2013 to 12/31/2013	$11.32	$14.89	723,861
01/01/2014 to 12/31/2014	$14.89	$14.78	586,897
01/01/2015 to 12/31/2015	$14.78	$13.57	434,041
01/01/2016 to 12/31/2016	$13.57	$14.08	328,297

A 47

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
06/30/2008 to 12/31/2008	$11.92	$7.79	332,297
01/01/2009 to 12/31/2009	$7.79	$10.58	511,219
01/01/2010 to 12/31/2010	$10.58	$12.78	1,099,827
01/01/2011 to 12/31/2011	$12.78	$12.06	585,815
01/01/2012 to 12/31/2012	$12.06	$13.96	602,157
01/01/2013 to 12/31/2013	$13.96	$18.07	542,756
01/01/2014 to 12/31/2014	$18.07	$20.31	399,163
01/01/2015 to 12/31/2015	$20.31	$18.54	197,101
01/01/2016 to 12/31/2016	$18.54	$20.66	179,917
AST Wellington Management Hedged Equity Portfolio
06/30/2008 to 12/31/2008	$10.46	$6.82	112,381
01/01/2009 to 12/31/2009	$6.82	$8.56	1,598,005
01/01/2010 to 12/31/2010	$8.56	$9.60	1,997,421
01/01/2011 to 12/31/2011	$9.60	$9.06	1,672,695
01/01/2012 to 12/31/2012	$9.06	$9.83	2,234,971
01/01/2013 to 12/31/2013	$9.83	$11.58	3,669,386
01/01/2014 to 12/31/2014	$11.58	$11.94	4,145,886
01/01/2015 to 12/31/2015	$11.94	$11.60	3,684,238
01/01/2016 to 12/31/2016	$11.60	$12.07	2,647,688
AST Western Asset Core Plus Bond Portfolio
06/30/2008 to 12/31/2008	$10.03	$9.24	3,325,125
01/01/2009 to 12/31/2009	$9.24	$10.08	3,504,626
01/01/2010 to 12/31/2010	$10.08	$10.62	5,328,912
01/01/2011 to 12/31/2011	$10.62	$11.01	3,326,989
01/01/2012 to 12/31/2012	$11.01	$11.61	3,229,309
01/01/2013 to 12/31/2013	$11.61	$11.18	4,743,456
01/01/2014 to 12/31/2014	$11.18	$11.71	4,701,504
01/01/2015 to 12/31/2015	$11.71	$11.59	3,770,755
01/01/2016 to 12/31/2016	$11.59	$11.91	2,853,434
Evergreen VA Diversified Capital Builder Fund
06/30/2008 to 12/31/2008	$12.42	$6.63	0
01/01/2009 to 12/31/2009	$6.63	$9.10	0
01/01/2010 to 04/30/2010	$9.10	$9.44	0
Evergreen VA Diversified Income Builder Fund
06/30/2008 to 12/31/2008	$10.70	$7.70	0
01/01/2009 to 12/31/2009	$7.70	$10.03	0
01/01/2010 to 04/30/2010	$10.03	$10.18	0
Evergreen VA Growth Fund
06/30/2008 to 12/31/2008	$11.46	$7.72	19,329
01/01/2009 to 12/31/2009	$7.72	$10.55	18,055
01/01/2010 to 07/16/2010	$10.55	$10.30	0
Evergreen VA International Equity Fund
06/30/2008 to 12/31/2008	$16.71	$10.88	68,654
01/01/2009 to 12/31/2009	$10.88	$12.33	94,271
01/01/2010 to 07/16/2010	$12.33	$11.68	0
Evergreen VA Omega Fund
06/30/2008 to 12/31/2008	$9.75	$7.70	24,749
01/01/2009 to 12/31/2009	$7.70	$10.83	50,099
01/01/2010 to 07/16/2010	$10.83	$10.09	0
Evergreen VA Special Values Fund
06/30/2008 to 12/31/2008	$13.55	$9.88	0
01/01/2009 to 12/31/2009	$9.88	$12.50	0
01/01/2010 to 07/16/2010	$12.50	$12.02	0

A 48

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
First Trust Target Focus Four Portfolio
06/30/2008 to 12/31/2008	$9.14	$6.08	10,685
01/01/2009 to 12/31/2009	$6.08	$7.66	69,420
01/01/2010 to 12/31/2010	$7.66	$8.90	69,413
01/01/2011 to 12/31/2011	$8.90	$7.75	21,359
01/01/2012 to 12/31/2012	$7.75	$8.63	29,699
01/01/2013 to 12/31/2013	$8.63	$11.06	9,424
01/01/2014 to 04/25/2014	$11.06	$11.38	0
Franklin Templeton VIP Founding Funds Allocation Fund
06/30/2008 to 12/31/2008	$9.27	$6.62	1,777,633
01/01/2009 to 12/31/2009	$6.62	$8.41	4,989,742
01/01/2010 to 12/31/2010	$8.41	$9.06	8,310,248
01/01/2011 to 12/31/2011	$9.06	$8.71	5,866,214
01/01/2012 to 09/21/2012	$8.71	$9.72	0
Global Dividend Target 15 Portfolio
06/30/2008 to 12/31/2008	$15.58	$10.66	37,037
01/01/2009 to 12/31/2009	$10.66	$14.69	91,281
01/01/2010 to 12/31/2010	$14.69	$15.76	65,815
01/01/2011 to 12/31/2011	$15.76	$14.25	31,729
01/01/2012 to 12/31/2012	$14.25	$17.46	41,689
01/01/2013 to 12/31/2013	$17.46	$19.52	22,543
01/01/2014 to 04/25/2014	$19.52	$19.07	0
Invesco V.I. Capital Development Fund - Series I
04/29/2011* to 12/31/2011	$10.03	$8.14	17,087
01/01/2012 to 04/27/2012	$8.14	$9.20	0
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99	$9.08	26,832
01/01/2012 to 12/31/2012	$9.08	$10.54	22,517
01/01/2013 to 12/31/2013	$10.54	$13.50	58,273
01/01/2014 to 12/31/2014	$13.50	$14.89	33,109
01/01/2015 to 12/31/2015	$14.89	$14.86	23,878
01/01/2016 to 12/31/2016	$14.86	$16.68	18,504
Invesco V.I. Dynamics Fund - Series I
06/30/2008 to 12/31/2008	$13.70	$7.98	18,138
01/01/2009 to 12/31/2009	$7.98	$11.11	78,524
01/01/2010 to 12/31/2010	$11.11	$13.44	116,965
01/01/2011 to 04/29/2011	$13.44	$14.94	0
Invesco V.I. Financial Services Fund - Series I
06/30/2008 to 12/31/2008	$6.73	$3.95	33,237
01/01/2009 to 12/31/2009	$3.95	$4.92	237,725
01/01/2010 to 12/31/2010	$4.92	$5.30	153,812
01/01/2011 to 04/29/2011	$5.30	$5.58	0
Invesco V.I. Global Health Care Fund - Series I
06/30/2008 to 12/31/2008	$12.15	$9.47	10,538
01/01/2009 to 12/31/2009	$9.47	$11.81	37,731
01/01/2010 to 12/31/2010	$11.81	$12.16	40,741
01/01/2011 to 12/31/2011	$12.16	$12.36	13,976
01/01/2012 to 12/31/2012	$12.36	$14.60	18,372
01/01/2013 to 12/31/2013	$14.60	$20.06	10,123
01/01/2014 to 12/31/2014	$20.06	$23.47	11,326
01/01/2015 to 12/31/2015	$23.47	$23.66	6,354
01/01/2016 to 12/31/2016	$23.66	$20.48	4,143

A 49

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.05	$9.73	17,085
01/01/2013 to 12/31/2013	$9.73	$13.03	9,944
01/01/2014 to 12/31/2014	$13.03	$13.76	14,900
01/01/2015 to 12/31/2015	$13.76	$13.61	9,629
01/01/2016 to 12/31/2016	$13.61	$13.40	3,806
Invesco V.I. Technology Fund - Series I
06/30/2008 to 12/31/2008	$9.92	$6.20	0
01/01/2009 to 12/31/2009	$6.20	$9.54	0
01/01/2010 to 12/31/2010	$9.54	$11.31	0
01/01/2011 to 12/31/2011	$11.31	$10.50	0
01/01/2012 to 12/31/2012	$10.50	$11.42	0
01/01/2013 to 12/31/2013	$11.42	$13.97	0
01/01/2014 to 12/31/2014	$13.97	$15.16	0
01/01/2015 to 12/31/2015	$15.16	$15.83	0
01/01/2016 to 12/31/2016	$15.83	$15.36	0
NASDAQ Target 15 Portfolio
06/30/2008 to 12/31/2008	$9.89	$5.95	0
01/01/2009 to 12/31/2009	$5.95	$6.80	0
01/01/2010 to 12/31/2010	$6.80	$8.67	0
01/01/2011 to 12/31/2011	$8.67	$8.58	0
01/01/2012 to 12/31/2012	$8.58	$9.48	0
01/01/2013 to 12/31/2013	$9.48	$13.79	0
01/01/2014 to 04/25/2014	$13.79	$13.71	0
NVIT Developing Markets Fund
06/30/2008 to 12/31/2008	$26.43	$12.45	49,725
01/01/2009 to 12/31/2009	$12.45	$19.75	409,771
01/01/2010 to 12/31/2010	$19.75	$22.42	289,917
01/01/2011 to 12/31/2011	$22.42	$17.00	78,098
01/01/2012 to 12/31/2012	$17.00	$19.41	107,223
01/01/2013 to 12/31/2013	$19.41	$18.98	54,787
01/01/2014 to 12/31/2014	$18.98	$17.47	38,260
01/01/2015 to 12/31/2015	$17.47	$14.29	17,140
01/01/2016 to 08/05/2016	$14.29	$15.59	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.13	$9.71	39,682
Prudential SP International Growth Portfolio
06/30/2008 to 12/31/2008	$14.43	$8.04	14,320
01/01/2009 to 12/31/2009	$8.04	$10.78	17,242
01/01/2010 to 12/31/2010	$10.78	$12.02	9,331
01/01/2011 to 12/31/2011	$12.02	$9.99	9,860
01/01/2012 to 12/31/2012	$9.99	$11.96	21,897
01/01/2013 to 12/31/2013	$11.96	$13.89	27,627
01/01/2014 to 12/31/2014	$13.89	$12.80	20,250
01/01/2015 to 12/31/2015	$12.80	$12.94	19,140
01/01/2016 to 12/31/2016	$12.94	$12.19	14,846
S&P Target 24 Portfolio
06/30/2008 to 12/31/2008	$9.62	$7.86	10,121
01/01/2009 to 12/31/2009	$7.86	$8.75	92,477
01/01/2010 to 12/31/2010	$8.75	$10.20	49,338
01/01/2011 to 12/31/2011	$10.20	$10.82	44,122
01/01/2012 to 12/31/2012	$10.82	$11.58	47,445
01/01/2013 to 12/31/2013	$11.58	$16.09	20,710
01/01/2014 to 04/25/2014	$16.09	$15.84	0
A 50

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Target Managed VIP Portfolio
06/30/2008 to 12/31/2008	$11.66	$7.44	24,434
01/01/2009 to 12/31/2009	$7.44	$8.22	48,802
01/01/2010 to 12/31/2010	$8.22	$9.57	44,114
01/01/2011 to 12/31/2011	$9.57	$9.19	26,089
01/01/2012 to 12/31/2012	$9.19	$10.16	15,485
01/01/2013 to 12/31/2013	$10.16	$13.48	9,026
01/01/2014 to 04/25/2014	$13.48	$13.37	0
The DOW DART 10 Portfolio
06/30/2008 to 12/31/2008	$10.12	$8.33	7,072
01/01/2009 to 12/31/2009	$8.33	$9.28	16,927
01/01/2010 to 12/31/2010	$9.28	$10.59	9,413
01/01/2011 to 12/31/2011	$10.59	$11.16	9,090
01/01/2012 to 12/31/2012	$11.16	$12.08	11,920
01/01/2013 to 12/31/2013	$12.08	$15.44	6,451
01/01/2014 to 04/25/2014	$15.44	$15.18	0
The DOW Target Dividend Portfolio
06/30/2008 to 12/31/2008	$8.03	$6.45	17,555
01/01/2009 to 12/31/2009	$6.45	$7.19	49,600
01/01/2010 to 12/31/2010	$7.19	$8.19	44,803
01/01/2011 to 12/31/2011	$8.19	$8.49	39,705
01/01/2012 to 12/31/2012	$8.49	$8.76	26,568
01/01/2013 to 12/31/2013	$8.76	$10.97	16,458
01/01/2014 to 04/25/2014	$10.97	$11.32	0
Value Line Target 25 Portfolio
06/30/2008 to 12/31/2008	$9.90	$4.53	0
01/01/2009 to 12/31/2009	$4.53	$4.75	0
01/01/2010 to 12/31/2010	$4.75	$6.05	0
01/01/2011 to 12/31/2011	$6.05	$4.46	0
01/01/2012 to 12/31/2012	$4.46	$5.29	0
01/01/2013 to 12/31/2013	$5.29	$6.79	0
01/01/2014 to 04/25/2014	$6.79	$7.24	0
Wells Fargo Advantage VT Equity Income
06/30/2008 to 12/31/2008	$16.88	$12.36	14,524
01/01/2009 to 12/31/2009	$12.36	$14.12	21,554
01/01/2010 to 07/16/2010	$14.12	$13.53	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.69	$14.10	42,309
01/01/2011 to 12/31/2011	$14.10	$12.02	16,879
01/01/2012 to 12/31/2012	$12.02	$13.35	17,702
01/01/2013 to 12/31/2013	$13.35	$15.65	12,515
01/01/2014 to 12/31/2014	$15.65	$14.49	5,838
01/01/2015 to 12/31/2015	$14.49	$14.49	3,089
01/01/2016 to 12/31/2016	$14.49	$14.63	1,928
Wells Fargo VT Intrinsic Value Fund - Class 2
07/16/2010* to 12/31/2010	$13.53	$15.71	29,303
01/01/2011 to 12/31/2011	$15.71	$15.03	22,273
01/01/2012 to 12/31/2012	$15.03	$17.55	7,780
01/01/2013 to 12/31/2013	$17.55	$22.36	9,468
01/01/2014 to 12/31/2014	$22.36	$24.11	5,601
01/01/2015 to 12/31/2015	$24.11	$23.44	2,434
01/01/2016 to 04/29/2016	$23.44	$23.42	0

A 51

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.09	$12.69	26,995
01/01/2011 to 12/31/2011	$12.69	$11.74	37,288
01/01/2012 to 12/31/2012	$11.74	$13.85	17,376
01/01/2013 to 12/31/2013	$13.85	$18.99	12,261
01/01/2014 to 12/31/2014	$18.99	$19.32	13,143
01/01/2015 to 12/31/2015	$19.32	$19.19	7,981
01/01/2016 to 12/31/2016	$19.19	$18.90	2,727
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59	$12.21	10,504
01/01/2011 to 12/31/2011	$12.21	$11.42	8,312
01/01/2012 to 12/31/2012	$11.42	$12.07	5,649
01/01/2013 to 12/31/2013	$12.07	$17.76	1,815
01/01/2014 to 12/31/2014	$17.76	$17.07	566
01/01/2015 to 12/31/2015	$17.07	$16.25	1,073
01/01/2016 to 12/31/2016	$16.25	$17.17	686
*Denotes the start date of these sub-accounts

A 52

ADVANCED SERIES XTRA CREDIT EIGHTSM ("XT8")
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Lifetime Five or Highest Daily Lifetime Five or HD GRO, GRO Plus 2008 and EBP II or GMWB and EBP II or GMWB and HAV or HD GRO , GRO Plus 2008 and HAV OR HD GRO 60 bps OR GRO Plus 2008 60 bps (2.35%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.57	$7.76	1,833,767
01/01/2009 to 12/31/2009	$7.76	$9.42	1,754,353
01/01/2010 to 12/31/2010	$9.42	$10.30	1,672,915
01/01/2011 to 12/31/2011	$10.30	$9.79	1,419,829
01/01/2012 to 12/31/2012	$9.79	$10.76	1,363,156
01/01/2013 to 12/31/2013	$10.76	$11.55	1,135,421
01/01/2014 to 12/31/2014	$11.55	$11.71	408,224
01/01/2015 to 12/31/2015	$11.71	$11.07	161,748
01/01/2016 to 12/31/2016	$11.07	$11.50	133,802
AST Advanced Strategies Portfolio
06/30/2008 to 12/31/2008	$10.57	$7.77	880,210
01/01/2009 to 12/31/2009	$7.77	$9.57	852,274
01/01/2010 to 12/31/2010	$9.57	$10.63	817,418
01/01/2011 to 12/31/2011	$10.63	$10.39	737,837
01/01/2012 to 12/31/2012	$10.39	$11.53	701,027
01/01/2013 to 12/31/2013	$11.53	$13.13	616,668
01/01/2014 to 12/31/2014	$13.13	$13.60	432,603
01/01/2015 to 12/31/2015	$13.60	$13.39	250,183
01/01/2016 to 12/31/2016	$13.39	$14.00	207,814
AST American Century Income & Growth Portfolio
06/30/2008 to 12/31/2008	$9.94	$7.29	47,683
01/01/2009 to 12/31/2009	$7.29	$8.38	63,043
01/01/2010 to 12/31/2010	$8.38	$9.31	59,677
01/01/2011 to 12/31/2011	$9.31	$9.42	99,301
01/01/2012 to 05/04/2012	$9.42	$10.21	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$10.00	$11.58	0
01/01/2014 to 12/31/2014	$11.58	$12.80	0
01/01/2015 to 12/31/2015	$12.80	$12.71	0
01/01/2016 to 12/31/2016	$12.71	$13.74	2,408
AST Balanced Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.62	$8.02	1,031,078
01/01/2009 to 12/31/2009	$8.02	$9.66	1,211,155
01/01/2010 to 12/31/2010	$9.66	$10.59	1,128,800
01/01/2011 to 12/31/2011	$10.59	$10.22	1,006,466
01/01/2012 to 12/31/2012	$10.22	$11.22	1,055,922
01/01/2013 to 12/31/2013	$11.22	$12.90	889,175
01/01/2014 to 12/31/2014	$12.90	$13.41	749,965
01/01/2015 to 12/31/2015	$13.41	$13.16	537,427
01/01/2016 to 12/31/2016	$13.16	$13.66	409,473
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$10.00	$9.12	2,376
01/01/2012 to 12/31/2012	$9.12	$9.97	24,081
01/01/2013 to 12/31/2013	$9.97	$10.79	41,326
01/01/2014 to 12/31/2014	$10.79	$11.05	32,703
01/01/2015 to 12/31/2015	$11.05	$10.47	26,283
01/01/2016 to 12/31/2016	$10.47	$10.94	13,268

A 53

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$10.00	$10.45	20,137
01/01/2014 to 12/31/2014	$10.45	$10.57	24,480
01/01/2015 to 12/31/2015	$10.57	$10.35	19,231
01/01/2016 to 12/31/2016	$10.35	$10.75	12,969
AST BlackRock Low Duration Bond Portfolio
06/30/2008 to 12/31/2008	$10.71	$10.44	243,437
01/01/2009 to 12/31/2009	$10.44	$11.23	281,736
01/01/2010 to 12/31/2010	$11.23	$11.40	231,038
01/01/2011 to 12/31/2011	$11.40	$11.38	206,551
01/01/2012 to 12/31/2012	$11.38	$11.63	204,144
01/01/2013 to 12/31/2013	$11.63	$11.11	41,672
01/01/2014 to 12/31/2014	$11.11	$10.84	20,374
01/01/2015 to 12/31/2015	$10.84	$10.64	711
01/01/2016 to 12/31/2016	$10.64	$10.56	3,670
AST BlackRock/Loomis Sayles Bond Portfolio
06/30/2008 to 12/31/2008	$10.82	$10.32	363,898
01/01/2009 to 12/31/2009	$10.32	$11.74	584,525
01/01/2010 to 12/31/2010	$11.74	$12.35	573,212
01/01/2011 to 12/31/2011	$12.35	$12.44	605,075
01/01/2012 to 12/31/2012	$12.44	$13.28	487,599
01/01/2013 to 12/31/2013	$13.28	$12.73	377,479
01/01/2014 to 12/31/2014	$12.73	$12.96	273,587
01/01/2015 to 12/31/2015	$12.96	$12.39	43,931
01/01/2016 to 12/31/2016	$12.39	$12.61	46,115
AST Bond Portfolio 2015
06/30/2008 to 12/31/2008	$9.67	$11.24	73,879
01/01/2009 to 12/31/2009	$11.24	$10.93	83,848
01/01/2010 to 12/31/2010	$10.93	$11.68	44,503
01/01/2011 to 12/31/2011	$11.68	$12.13	33,197
01/01/2012 to 12/31/2012	$12.13	$12.21	22,053
01/01/2013 to 12/31/2013	$12.21	$11.88	7,471
01/01/2014 to 12/31/2014	$11.88	$11.59	4,881
01/01/2015 to 12/31/2015	$11.59	$11.28	0
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$10.00	$9.33	15,146
01/01/2010 to 12/31/2010	$9.33	$10.07	33,608
01/01/2011 to 12/31/2011	$10.07	$10.78	136,596
01/01/2012 to 12/31/2012	$10.78	$10.97	54,809
01/01/2013 to 12/31/2013	$10.97	$10.63	5,862
01/01/2014 to 12/31/2014	$10.63	$10.43	3,375
01/01/2015 to 12/31/2015	$10.43	$10.16	13,699
01/01/2016 to 12/31/2016	$10.16	$9.97	0
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$10.00	$10.70	248,740
01/01/2011 to 12/31/2011	$10.70	$11.64	394,728
01/01/2012 to 12/31/2012	$11.64	$11.95	276,361
01/01/2013 to 12/31/2013	$11.95	$11.43	123,207
01/01/2014 to 12/31/2014	$11.43	$11.32	99,755
01/01/2015 to 12/31/2015	$11.32	$11.07	110,945
01/01/2016 to 12/31/2016	$11.07	$10.94	94,230

A 54

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2018
06/30/2008 to 12/31/2008	$10.06	$12.49	103,181
01/01/2009 to 12/31/2009	$12.49	$11.46	98,995
01/01/2010 to 12/31/2010	$11.46	$12.44	67,820
01/01/2011 to 12/31/2011	$12.44	$13.80	332,554
01/01/2012 to 12/31/2012	$13.80	$14.25	310,068
01/01/2013 to 12/31/2013	$14.25	$13.47	248,564
01/01/2014 to 12/31/2014	$13.47	$13.51	215,877
01/01/2015 to 12/31/2015	$13.51	$13.30	216,523
01/01/2016 to 12/31/2016	$13.30	$13.20	206,439
AST Bond Portfolio 2019
06/30/2008 to 12/31/2008	$10.08	$12.56	11,666
01/01/2009 to 12/31/2009	$12.56	$11.32	33,306
01/01/2010 to 12/31/2010	$11.32	$12.31	40,947
01/01/2011 to 12/31/2011	$12.31	$13.95	4,588
01/01/2012 to 12/31/2012	$13.95	$14.42	85,728
01/01/2013 to 12/31/2013	$14.42	$13.40	47,954
01/01/2014 to 12/31/2014	$13.40	$13.64	21,818
01/01/2015 to 12/31/2015	$13.64	$13.46	25,474
01/01/2016 to 12/31/2016	$13.46	$13.34	26,848
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$10.00	$8.74	12,609
01/01/2010 to 12/31/2010	$8.74	$9.55	159,883
01/01/2011 to 12/31/2011	$9.55	$11.06	17,114
01/01/2012 to 12/31/2012	$11.06	$11.48	582
01/01/2013 to 12/31/2013	$11.48	$10.48	237,451
01/01/2014 to 12/31/2014	$10.48	$10.87	85,105
01/01/2015 to 12/31/2015	$10.87	$10.77	107,556
01/01/2016 to 12/31/2016	$10.77	$10.73	97,049
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$10.00	$10.95	167,616
01/01/2011 to 12/31/2011	$10.95	$12.86	544,749
01/01/2012 to 12/31/2012	$12.86	$13.41	71,013
01/01/2013 to 12/31/2013	$13.41	$12.18	18,794
01/01/2014 to 12/31/2014	$12.18	$12.81	108,864
01/01/2015 to 12/31/2015	$12.81	$12.73	68,354
01/01/2016 to 12/31/2016	$12.73	$12.68	71,396
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$10.00	$11.95	210,502
01/01/2012 to 12/31/2012	$11.95	$12.35	480,505
01/01/2013 to 12/31/2013	$12.35	$10.89	133,950
01/01/2014 to 12/31/2014	$10.89	$11.74	84,267
01/01/2015 to 12/31/2015	$11.74	$11.70	131,314
01/01/2016 to 12/31/2016	$11.70	$11.63	137,447
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$10.00	$10.34	216,854
01/01/2013 to 12/31/2013	$10.34	$9.07	798,569
01/01/2014 to 12/31/2014	$9.07	$9.97	78,964
01/01/2015 to 12/31/2015	$9.97	$10.00	12,591
01/01/2016 to 12/31/2016	$10.00	$9.95	2,844
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$10.00	$8.70	184,335
01/01/2014 to 12/31/2014	$8.70	$9.74	194,620
01/01/2015 to 12/31/2015	$9.74	$9.78	8,542
01/01/2016 to 12/31/2016	$9.78	$9.73	4,031

A 55

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$10.00	$11.24	89,028
01/01/2015 to 12/31/2015	$11.24	$11.19	347,872
01/01/2016 to 12/31/2016	$11.19	$11.20	100,502
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$10.00	$9.88	253,962
01/01/2016 to 12/31/2016	$9.88	$9.85	232,087
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$10.00	$9.82	501,618
AST Capital Growth Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.62	$7.56	3,585,836
01/01/2009 to 12/31/2009	$7.56	$9.25	3,615,050
01/01/2010 to 12/31/2010	$9.25	$10.24	3,318,055
01/01/2011 to 12/31/2011	$10.24	$9.76	2,982,427
01/01/2012 to 12/31/2012	$9.76	$10.83	2,718,892
01/01/2013 to 12/31/2013	$10.83	$12.98	2,420,551
01/01/2014 to 12/31/2014	$12.98	$13.56	1,561,942
01/01/2015 to 12/31/2015	$13.56	$13.31	815,628
01/01/2016 to 12/31/2016	$13.31	$13.89	666,581
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$10.00	$11.59	0
01/01/2014 to 12/31/2014	$11.59	$12.86	0
01/01/2015 to 12/31/2015	$12.86	$12.11	0
01/01/2016 to 12/31/2016	$12.11	$13.59	12,366
AST Cohen & Steers Realty Portfolio
06/30/2008 to 12/31/2008	$11.97	$7.91	4,834
01/01/2009 to 12/31/2009	$7.91	$10.19	34,036
01/01/2010 to 12/31/2010	$10.19	$12.80	53,001
01/01/2011 to 12/31/2011	$12.80	$13.33	32,781
01/01/2012 to 12/31/2012	$13.33	$15.01	30,956
01/01/2013 to 12/31/2013	$15.01	$15.12	3,890
01/01/2014 to 12/31/2014	$15.12	$19.33	7,735
01/01/2015 to 12/31/2015	$19.33	$19.79	4,877
01/01/2016 to 12/31/2016	$19.79	$20.25	2,683
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$10.00	$9.64	78,125
01/01/2014 to 12/31/2014	$9.64	$9.90	62,699
01/01/2015 to 12/31/2015	$9.90	$9.65	18,477
01/01/2016 to 12/31/2016	$9.65	$9.86	28,904
AST FI Pyramis® Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$9.03	$7.10	89,811
01/01/2009 to 12/31/2009	$7.10	$8.41	150,174
01/01/2010 to 12/31/2010	$8.41	$9.30	129,207
01/01/2011 to 12/31/2011	$9.30	$8.86	142,126
01/01/2012 to 12/31/2012	$8.86	$9.83	143,299
01/01/2013 to 12/31/2013	$9.83	$11.45	147,055
01/01/2014 to 12/31/2014	$11.45	$11.82	136,562
01/01/2015 to 10/16/2015	$11.82	$11.72	0

A 56

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST FI Pyramis® Quantitative Portfolio
06/30/2008 to 12/31/2008	$9.72	$7.13	890,164
01/01/2009 to 12/31/2009	$7.13	$8.63	934,690
01/01/2010 to 12/31/2010	$8.63	$9.64	1,031,352
01/01/2011 to 12/31/2011	$9.64	$9.27	842,510
01/01/2012 to 12/31/2012	$9.27	$10.01	763,813
01/01/2013 to 12/31/2013	$10.01	$11.22	670,525
01/01/2014 to 12/31/2014	$11.22	$11.30	437,333
01/01/2015 to 12/31/2015	$11.30	$11.15	252,307
01/01/2016 to 12/31/2016	$11.15	$11.35	188,753
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$10.00	$7.45	51,945
01/01/2009 to 11/13/2009	$7.45	$8.28	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$10.00	$10.70	359,283
01/01/2013 to 12/31/2013	$10.70	$13.00	303,257
01/01/2014 to 12/31/2014	$13.00	$13.10	237,820
01/01/2015 to 10/16/2015	$13.10	$12.48	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$10.00	$10.76	17,634
01/01/2014 to 12/31/2014	$10.76	$10.78	35,273
01/01/2015 to 10/16/2015	$10.78	$10.23	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17	$6.09	2,366
01/01/2009 to 12/31/2009	$6.09	$8.04	5,772
01/01/2010 to 12/31/2010	$8.04	$9.44	2,531
01/01/2011 to 12/31/2011	$9.44	$8.75	1,500
01/01/2012 to 12/31/2012	$8.75	$10.83	14,071
01/01/2013 to 12/31/2013	$10.83	$11.04	9,560
01/01/2014 to 12/31/2014	$11.04	$12.28	5,446
01/01/2015 to 12/31/2015	$12.28	$11.98	1,788
01/01/2016 to 12/31/2016	$11.98	$11.81	4,318
AST Goldman Sachs Concentrated Growth Portfolio
06/30/2008 to 12/31/2008	$11.92	$7.46	712
01/01/2009 to 12/31/2009	$7.46	$10.88	22,990
01/01/2010 to 12/31/2010	$10.88	$11.72	24,412
01/01/2011 to 12/31/2011	$11.72	$10.99	11,358
01/01/2012 to 12/31/2012	$10.99	$12.85	18,930
01/01/2013 to 12/31/2013	$12.85	$16.28	2,685
01/01/2014 to 02/07/2014	$16.28	$16.01	0
AST Goldman Sachs Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$9.86	$6.95	503,014
01/01/2009 to 12/31/2009	$6.95	$8.09	501,327
01/01/2010 to 12/31/2010	$8.09	$8.91	482,472
01/01/2011 to 12/31/2011	$8.91	$8.22	480,887
01/01/2012 to 12/31/2012	$8.22	$9.61	443,730
01/01/2013 to 12/31/2013	$9.61	$12.53	92,480
01/01/2014 to 12/31/2014	$12.53	$13.84	59,111
01/01/2015 to 12/31/2015	$13.84	$12.89	46,338
01/01/2016 to 12/31/2016	$12.89	$14.05	31,905

A 57

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$12.03	$7.35	85,001
01/01/2009 to 12/31/2009	$7.35	$11.28	87,967
01/01/2010 to 12/31/2010	$11.28	$13.20	73,569
01/01/2011 to 12/31/2011	$13.20	$12.50	89,324
01/01/2012 to 12/31/2012	$12.50	$14.61	110,449
01/01/2013 to 12/31/2013	$14.61	$18.85	34,210
01/01/2014 to 12/31/2014	$18.85	$20.53	11,987
01/01/2015 to 12/31/2015	$20.53	$18.91	19,651
01/01/2016 to 12/31/2016	$18.91	$18.77	11,083
AST Goldman Sachs Multi-Asset Portfolio
06/30/2008 to 12/31/2008	$9.43	$7.52	201,633
01/01/2009 to 12/31/2009	$7.52	$9.06	203,565
01/01/2010 to 12/31/2010	$9.06	$9.87	234,528
01/01/2011 to 12/31/2011	$9.87	$9.59	213,063
01/01/2012 to 12/31/2012	$9.59	$10.32	201,141
01/01/2013 to 12/31/2013	$10.32	$11.06	182,302
01/01/2014 to 12/31/2014	$11.06	$11.24	181,595
01/01/2015 to 12/31/2015	$11.24	$10.88	165,068
01/01/2016 to 12/31/2016	$10.88	$11.18	133,060
AST Goldman Sachs Small-Cap Value Portfolio
06/30/2008 to 12/31/2008	$10.34	$7.97	647
01/01/2009 to 12/31/2009	$7.97	$9.88	23,261
01/01/2010 to 12/31/2010	$9.88	$12.23	24,445
01/01/2011 to 12/31/2011	$12.23	$12.09	13,508
01/01/2012 to 12/31/2012	$12.09	$13.66	20,297
01/01/2013 to 12/31/2013	$13.66	$18.52	7,866
01/01/2014 to 12/31/2014	$18.52	$19.39	13,843
01/01/2015 to 12/31/2015	$19.39	$17.89	2,037
01/01/2016 to 12/31/2016	$17.89	$21.72	2,572
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
06/30/2008 to 12/31/2008	$10.53	$10.52	143,022
01/01/2009 to 12/31/2009	$10.52	$10.29	270,651
01/01/2010 to 12/31/2010	$10.29	$10.05	118,303
01/01/2011 to 12/31/2011	$10.05	$9.82	123,498
01/01/2012 to 12/31/2012	$9.82	$9.59	108,113
01/01/2013 to 12/31/2013	$9.59	$9.36	92,874
01/01/2014 to 12/31/2014	$9.36	$9.14	83,716
01/01/2015 to 12/31/2015	$9.14	$8.93	71,860
01/01/2016 to 12/31/2016	$8.93	$8.72	63,982
AST High Yield Portfolio
06/30/2008 to 12/31/2008	$10.25	$7.68	1,250
01/01/2009 to 12/31/2009	$7.68	$10.17	16,064
01/01/2010 to 12/31/2010	$10.17	$11.27	20,234
01/01/2011 to 12/31/2011	$11.27	$11.36	26,419
01/01/2012 to 12/31/2012	$11.36	$12.63	29,292
01/01/2013 to 12/31/2013	$12.63	$13.22	7,291
01/01/2014 to 12/31/2014	$13.22	$13.24	1,131
01/01/2015 to 12/31/2015	$13.24	$12.46	413
01/01/2016 to 12/31/2016	$12.46	$14.05	202

A 58

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$9.49	$6.57	282,100
01/01/2009 to 12/31/2009	$6.57	$7.66	252,500
01/01/2010 to 12/31/2010	$7.66	$8.47	236,519
01/01/2011 to 12/31/2011	$8.47	$7.92	185,189
01/01/2012 to 12/31/2012	$7.92	$9.04	184,775
01/01/2013 to 12/31/2013	$9.04	$12.35	180,707
01/01/2014 to 12/31/2014	$12.35	$13.72	101,622
01/01/2015 to 12/31/2015	$13.72	$12.35	14,650
01/01/2016 to 12/31/2016	$12.35	$14.45	17,791
AST International Growth Portfolio
06/30/2008 to 12/31/2008	$13.40	$7.49	339,291
01/01/2009 to 12/31/2009	$7.49	$9.89	353,756
01/01/2010 to 12/31/2010	$9.89	$11.06	357,084
01/01/2011 to 12/31/2011	$11.06	$9.40	301,408
01/01/2012 to 12/31/2012	$9.40	$11.05	286,029
01/01/2013 to 12/31/2013	$11.05	$12.85	100,820
01/01/2014 to 12/31/2014	$12.85	$11.86	62,558
01/01/2015 to 12/31/2015	$11.86	$11.94	9,574
01/01/2016 to 12/31/2016	$11.94	$11.22	8,339
AST International Value Portfolio
06/30/2008 to 12/31/2008	$13.00	$8.33	113,927
01/01/2009 to 12/31/2009	$8.33	$10.62	102,503
01/01/2010 to 12/31/2010	$10.62	$11.52	105,211
01/01/2011 to 12/31/2011	$11.52	$9.84	92,403
01/01/2012 to 12/31/2012	$9.84	$11.21	102,146
01/01/2013 to 12/31/2013	$11.21	$13.07	82,513
01/01/2014 to 12/31/2014	$13.07	$11.91	33,812
01/01/2015 to 12/31/2015	$11.91	$11.72	9,535
01/01/2016 to 12/31/2016	$11.72	$11.52	8,298
AST Investment Grade Bond Portfolio
06/30/2008 to 12/31/2008	$10.01	$10.90	0
01/01/2009 to 12/31/2009	$10.90	$11.85	0
01/01/2010 to 12/31/2010	$11.85	$12.82	0
01/01/2011 to 12/31/2011	$12.82	$14.08	0
01/01/2012 to 12/31/2012	$14.08	$15.04	0
01/01/2013 to 12/31/2013	$15.04	$14.22	0
01/01/2014 to 12/31/2014	$14.22	$14.82	0
01/01/2015 to 12/31/2015	$14.82	$14.64	0
01/01/2016 to 12/31/2016	$14.64	$14.90	0
AST J.P. Morgan Global Thematic Portfolio
06/30/2008 to 12/31/2008	$9.13	$6.89	201,458
01/01/2009 to 12/31/2009	$6.89	$8.52	310,338
01/01/2010 to 12/31/2010	$8.52	$9.47	215,186
01/01/2011 to 12/31/2011	$9.47	$9.20	216,936
01/01/2012 to 12/31/2012	$9.20	$10.20	224,328
01/01/2013 to 12/31/2013	$10.20	$11.58	194,851
01/01/2014 to 12/31/2014	$11.58	$12.03	161,299
01/01/2015 to 12/31/2015	$12.03	$11.62	123,280
01/01/2016 to 12/31/2016	$11.62	$11.94	73,771

A 59

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
06/30/2008 to 12/31/2008	$12.06	$7.77	25,699
01/01/2009 to 12/31/2009	$7.77	$10.31	60,112
01/01/2010 to 12/31/2010	$10.31	$10.79	47,801
01/01/2011 to 12/31/2011	$10.79	$9.57	37,010
01/01/2012 to 12/31/2012	$9.57	$11.39	37,421
01/01/2013 to 12/31/2013	$11.39	$12.83	11,747
01/01/2014 to 12/31/2014	$12.83	$11.73	6,209
01/01/2015 to 12/31/2015	$11.73	$11.14	12,063
01/01/2016 to 12/31/2016	$11.14	$11.09	567
AST J.P. Morgan Strategic Opportunities Portfolio
06/30/2008 to 12/31/2008	$11.34	$9.18	674,284
01/01/2009 to 12/31/2009	$9.18	$10.94	632,178
01/01/2010 to 12/31/2010	$10.94	$11.46	472,961
01/01/2011 to 12/31/2011	$11.46	$11.22	404,110
01/01/2012 to 12/31/2012	$11.22	$12.13	384,224
01/01/2013 to 12/31/2013	$12.13	$13.15	354,047
01/01/2014 to 12/31/2014	$13.15	$13.54	300,510
01/01/2015 to 12/31/2015	$13.54	$13.20	181,523
01/01/2016 to 12/31/2016	$13.20	$13.38	159,735
AST Loomis Sayles Large-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$10.94	$7.01	731,541
01/01/2009 to 12/31/2009	$7.01	$8.88	718,290
01/01/2010 to 12/31/2010	$8.88	$10.39	655,807
01/01/2011 to 12/31/2011	$10.39	$10.05	540,071
01/01/2012 to 12/31/2012	$10.05	$11.02	509,444
01/01/2013 to 12/31/2013	$11.02	$14.70	175,305
01/01/2014 to 12/31/2014	$14.70	$15.87	78,691
01/01/2015 to 12/31/2015	$15.87	$17.06	23,151
01/01/2016 to 12/31/2016	$17.06	$17.59	25,050
AST Lord Abbett Core Fixed Income Portfolio
06/30/2008 to 12/31/2008	$10.72	$8.23	100,064
01/01/2009 to 12/31/2009	$8.23	$10.82	108,323
01/01/2010 to 12/31/2010	$10.82	$11.98	81,584
01/01/2011 to 12/31/2011	$11.98	$12.89	69,208
01/01/2012 to 12/31/2012	$12.89	$13.34	68,050
01/01/2013 to 12/31/2013	$13.34	$12.76	24,081
01/01/2014 to 12/31/2014	$12.76	$13.26	5,710
01/01/2015 to 12/31/2015	$13.26	$12.87	4,622
01/01/2016 to 12/31/2016	$12.87	$12.90	3,798
AST MFS Global Equity Portfolio
06/30/2008 to 12/31/2008	$12.05	$8.71	2,321
01/01/2009 to 12/31/2009	$8.71	$11.18	28,260
01/01/2010 to 12/31/2010	$11.18	$12.23	28,879
01/01/2011 to 12/31/2011	$12.23	$11.57	12,176
01/01/2012 to 12/31/2012	$11.57	$13.91	15,767
01/01/2013 to 12/31/2013	$13.91	$17.33	10,666
01/01/2014 to 12/31/2014	$17.33	$17.54	6,050
01/01/2015 to 12/31/2015	$17.54	$16.88	7,274
01/01/2016 to 12/31/2016	$16.88	$17.65	6,234

A 60

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Growth Portfolio
06/30/2008 to 12/31/2008	$11.88	$8.01	80,355
01/01/2009 to 12/31/2009	$8.01	$9.72	92,638
01/01/2010 to 12/31/2010	$9.72	$10.70	86,969
01/01/2011 to 12/31/2011	$10.70	$10.39	111,179
01/01/2012 to 12/31/2012	$10.39	$11.88	162,103
01/01/2013 to 12/31/2013	$11.88	$15.86	78,589
01/01/2014 to 12/31/2014	$15.86	$16.84	51,186
01/01/2015 to 12/31/2015	$16.84	$17.63	23,144
01/01/2016 to 12/31/2016	$17.63	$17.54	13,155
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$10.00	$10.17	0
01/01/2013 to 12/31/2013	$10.17	$13.36	210
01/01/2014 to 12/31/2014	$13.36	$14.38	196
01/01/2015 to 12/31/2015	$14.38	$13.94	12,406
01/01/2016 to 12/31/2016	$13.94	$15.44	5,591
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.03	$10.06	0
01/01/2012 to 12/31/2012	$10.06	$10.30	1,177
01/01/2013 to 12/31/2013	$10.30	$9.77	1,858
01/01/2014 to 12/31/2014	$9.77	$10.04	1,315
01/01/2015 to 10/16/2015	$10.04	$9.95	0
AST Neuberger Berman Mid-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$13.10	$8.31	6,554
01/01/2009 to 12/31/2009	$8.31	$10.53	5,504
01/01/2010 to 12/31/2010	$10.53	$13.23	5,881
01/01/2011 to 12/31/2011	$13.23	$13.14	3,809
01/01/2012 to 12/31/2012	$13.14	$14.42	13,732
01/01/2013 to 12/31/2013	$14.42	$18.67	10,434
01/01/2014 to 12/31/2014	$18.67	$19.68	9,176
01/01/2015 to 10/16/2015	$19.68	$20.07	0
AST Neuberger Berman Small-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$10.90	$7.02	3,031
01/01/2009 to 12/31/2009	$7.02	$8.40	3,187
01/01/2010 to 12/31/2010	$8.40	$9.86	2,350
01/01/2011 to 04/29/2011	$9.86	$11.03	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
06/30/2008 to 12/31/2008	$10.85	$6.65	99,662
01/01/2009 to 12/31/2009	$6.65	$9.13	101,178
01/01/2010 to 12/31/2010	$9.13	$11.00	113,459
01/01/2011 to 12/31/2011	$11.00	$10.48	78,585
01/01/2012 to 12/31/2012	$10.48	$11.98	79,911
01/01/2013 to 12/31/2013	$11.98	$16.62	22,418
01/01/2014 to 12/31/2014	$16.62	$18.54	14,761
01/01/2015 to 12/31/2015	$18.54	$17.08	3,350
01/01/2016 to 12/31/2016	$17.08	$19.73	2,996
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$10.00	$10.27	112,750
01/01/2013 to 12/31/2013	$10.27	$11.93	95,694
01/01/2014 to 12/31/2014	$11.93	$12.25	43,892
01/01/2015 to 12/31/2015	$12.25	$11.81	21,135
01/01/2016 to 12/31/2016	$11.81	$12.03	22,037

A 61

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10	$5.56	671
01/01/2009 to 12/31/2009	$5.56	$9.03	12,436
01/01/2010 to 12/31/2010	$9.03	$10.79	7,064
01/01/2011 to 12/31/2011	$10.79	$8.40	8,761
01/01/2012 to 12/31/2012	$8.40	$9.67	17,973
01/01/2013 to 12/31/2013	$9.67	$9.46	11,013
01/01/2014 to 12/31/2014	$9.46	$8.81	5,595
01/01/2015 to 12/31/2015	$8.81	$7.16	2,809
01/01/2016 to 12/31/2016	$7.16	$7.86	5,854
AST Preservation Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.64	$8.83	1,873,756
01/01/2009 to 12/31/2009	$8.83	$10.35	1,676,258
01/01/2010 to 12/31/2010	$10.35	$11.17	1,322,949
01/01/2011 to 12/31/2011	$11.17	$11.02	1,558,108
01/01/2012 to 12/31/2012	$11.02	$11.88	1,408,706
01/01/2013 to 12/31/2013	$11.88	$12.66	907,739
01/01/2014 to 12/31/2014	$12.66	$13.08	635,823
01/01/2015 to 12/31/2015	$13.08	$12.79	411,128
01/01/2016 to 12/31/2016	$12.79	$13.18	343,713
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02	$10.06	0
01/01/2012 to 12/31/2012	$10.06	$10.52	222
01/01/2013 to 12/31/2013	$10.52	$10.03	798
01/01/2014 to 12/31/2014	$10.03	$10.39	425
01/01/2015 to 12/31/2015	$10.39	$10.12	827
01/01/2016 to 12/31/2016	$10.12	$10.30	432
AST Prudential Growth Allocation Portfolio
06/30/2008 to 12/31/2008	$10.21	$6.56	1,096,570
01/01/2009 to 12/31/2009	$6.56	$8.08	1,121,580
01/01/2010 to 12/31/2010	$8.08	$9.39	1,077,393
01/01/2011 to 12/31/2011	$9.39	$8.60	993,440
01/01/2012 to 12/31/2012	$8.60	$9.48	850,684
01/01/2013 to 12/31/2013	$9.48	$10.83	651,254
01/01/2014 to 12/31/2014	$10.83	$11.55	500,107
01/01/2015 to 12/31/2015	$11.55	$11.21	460,318
01/01/2016 to 12/31/2016	$11.21	$12.05	342,351
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$10.00	$11.62	0
01/01/2014 to 12/31/2014	$11.62	$13.08	0
01/01/2015 to 12/31/2015	$13.08	$12.97	0
01/01/2016 to 12/31/2016	$12.97	$14.04	0
AST QMA US Equity Alpha Portfolio
06/30/2008 to 12/31/2008	$9.97	$6.78	1,891
01/01/2009 to 12/31/2009	$6.78	$8.07	2,318
01/01/2010 to 12/31/2010	$8.07	$9.06	987
01/01/2011 to 12/31/2011	$9.06	$9.16	1,125
01/01/2012 to 12/31/2012	$9.16	$10.62	5,110
01/01/2013 to 12/31/2013	$10.62	$13.74	5,631
01/01/2014 to 12/31/2014	$13.74	$15.72	3,673
01/01/2015 to 12/31/2015	$15.72	$15.82	1,428
01/01/2016 to 12/31/2016	$15.82	$17.75	720

A 62

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$10.00	$8.86	315
01/01/2012 to 12/31/2012	$8.86	$9.79	1,820
01/01/2013 to 12/31/2013	$9.79	$11.70	6,728
01/01/2014 to 12/31/2014	$11.70	$12.17	4,983
01/01/2015 to 12/31/2015	$12.17	$11.90	310
01/01/2016 to 12/31/2016	$11.90	$12.35	5,649
AST RCM World Trends Portfolio
06/30/2008 to 12/31/2008	$9.30	$7.10	292,038
01/01/2009 to 12/31/2009	$7.10	$8.55	304,774
01/01/2010 to 12/31/2010	$8.55	$9.34	306,375
01/01/2011 to 12/31/2011	$9.34	$8.96	274,553
01/01/2012 to 12/31/2012	$8.96	$9.65	276,996
01/01/2013 to 12/31/2013	$9.65	$10.59	258,233
01/01/2014 to 12/31/2014	$10.59	$10.88	142,075
01/01/2015 to 12/31/2015	$10.88	$10.60	106,904
01/01/2016 to 12/31/2016	$10.60	$10.85	81,035
AST Schroders Global Tactical Portfolio
06/30/2008 to 12/31/2008	$10.30	$7.27	160,095
01/01/2009 to 12/31/2009	$7.27	$9.01	161,441
01/01/2010 to 12/31/2010	$9.01	$10.06	136,622
01/01/2011 to 12/31/2011	$10.06	$9.59	132,147
01/01/2012 to 12/31/2012	$9.59	$10.85	165,831
01/01/2013 to 12/31/2013	$10.85	$12.51	162,098
01/01/2014 to 12/31/2014	$12.51	$12.88	160,856
01/01/2015 to 12/31/2015	$12.88	$12.51	167,484
01/01/2016 to 12/31/2016	$12.51	$13.05	121,696
AST Schroders Multi-Asset World Strategies Portfolio
06/30/2008 to 12/31/2008	$10.88	$7.96	115,822
01/01/2009 to 12/31/2009	$7.96	$9.91	195,040
01/01/2010 to 12/31/2010	$9.91	$10.82	249,476
01/01/2011 to 12/31/2011	$10.82	$10.21	243,804
01/01/2012 to 12/31/2012	$10.21	$11.07	215,074
01/01/2013 to 12/31/2013	$11.07	$12.37	125,930
01/01/2014 to 12/31/2014	$12.37	$12.45	81,676
01/01/2015 to 10/16/2015	$12.45	$12.04	0
AST Small-Cap Growth Opportunities Portfolio
06/30/2008 to 12/31/2008	$10.70	$7.12	154,292
01/01/2009 to 12/31/2009	$7.12	$9.22	197,564
01/01/2010 to 12/31/2010	$9.22	$11.94	163,532
01/01/2011 to 12/31/2011	$11.94	$10.13	139,273
01/01/2012 to 12/31/2012	$10.13	$11.88	141,403
01/01/2013 to 12/31/2013	$11.88	$16.33	57,536
01/01/2014 to 12/31/2014	$16.33	$16.74	31,781
01/01/2015 to 12/31/2015	$16.74	$16.56	8,640
01/01/2016 to 12/31/2016	$16.56	$17.42	10,976
AST Small-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$11.19	$7.57	46,585
01/01/2009 to 12/31/2009	$7.57	$9.90	53,476
01/01/2010 to 12/31/2010	$9.90	$13.19	74,209
01/01/2011 to 12/31/2011	$13.19	$12.75	34,677
01/01/2012 to 12/31/2012	$12.75	$13.97	27,900
01/01/2013 to 12/31/2013	$13.97	$18.44	34,557
01/01/2014 to 12/31/2014	$18.44	$18.70	19,151
01/01/2015 to 12/31/2015	$18.70	$18.40	8,846
01/01/2016 to 12/31/2016	$18.40	$20.14	4,451

A 63

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Small-Cap Value Portfolio
06/30/2008 to 12/31/2008	$10.41	$7.85	198,079
01/01/2009 to 12/31/2009	$7.85	$9.73	220,227
01/01/2010 to 12/31/2010	$9.73	$11.97	205,882
01/01/2011 to 12/31/2011	$11.97	$10.99	170,842
01/01/2012 to 12/31/2012	$10.99	$12.69	158,555
01/01/2013 to 12/31/2013	$12.69	$17.02	65,430
01/01/2014 to 12/31/2014	$17.02	$17.50	46,586
01/01/2015 to 12/31/2015	$17.50	$16.35	13,025
01/01/2016 to 12/31/2016	$16.35	$20.63	8,244
AST T. Rowe Price Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.87	$8.49	583,600
01/01/2009 to 12/31/2009	$8.49	$10.29	600,621
01/01/2010 to 12/31/2010	$10.29	$11.21	620,443
01/01/2011 to 12/31/2011	$11.21	$11.16	591,181
01/01/2012 to 12/31/2012	$11.16	$12.37	623,742
01/01/2013 to 12/31/2013	$12.37	$14.11	574,473
01/01/2014 to 12/31/2014	$14.11	$14.59	429,986
01/01/2015 to 12/31/2015	$14.59	$14.26	317,702
01/01/2016 to 12/31/2016	$14.26	$14.97	233,308
AST T. Rowe Price Equity Income Portfolio
06/30/2008 to 12/31/2008	$9.33	$6.49	263,166
01/01/2009 to 12/31/2009	$6.49	$7.85	240,344
01/01/2010 to 12/31/2010	$7.85	$8.68	223,493
01/01/2011 to 12/31/2011	$8.68	$8.33	168,201
01/01/2012 to 12/31/2012	$8.33	$9.54	206,439
01/01/2013 to 12/31/2013	$9.54	$12.08	178,156
01/01/2014 to 12/31/2014	$12.08	$12.68	75,412
01/01/2015 to 10/16/2015	$12.68	$11.69	0
AST T. Rowe Price Large-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$11.78	$7.62	291,048
01/01/2009 to 12/31/2009	$7.62	$11.42	308,179
01/01/2010 to 12/31/2010	$11.42	$12.91	288,916
01/01/2011 to 12/31/2011	$12.91	$12.40	221,048
01/01/2012 to 12/31/2012	$12.40	$14.23	195,144
01/01/2013 to 12/31/2013	$14.23	$20.02	179,710
01/01/2014 to 12/31/2014	$20.02	$21.18	77,982
01/01/2015 to 12/31/2015	$21.18	$22.66	34,686
01/01/2016 to 12/31/2016	$22.66	$22.73	16,424
AST T. Rowe Price Natural Resources Portfolio
06/30/2008 to 12/31/2008	$20.45	$8.85	13,531
01/01/2009 to 12/31/2009	$8.85	$12.90	40,186
01/01/2010 to 12/31/2010	$12.90	$15.18	29,553
01/01/2011 to 12/31/2011	$15.18	$12.61	38,502
01/01/2012 to 12/31/2012	$12.61	$12.76	32,735
01/01/2013 to 12/31/2013	$12.76	$14.37	22,611
01/01/2014 to 12/31/2014	$14.37	$12.86	13,759
01/01/2015 to 12/31/2015	$12.86	$10.14	6,869
01/01/2016 to 12/31/2016	$10.14	$12.34	14,066
A 64

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Templeton Global Bond Portfolio
06/30/2008 to 12/31/2008	$10.57	$9.94	88,108
01/01/2009 to 12/31/2009	$9.94	$10.89	120,389
01/01/2010 to 12/31/2010	$10.89	$11.24	105,948
01/01/2011 to 12/31/2011	$11.24	$11.43	84,604
01/01/2012 to 12/31/2012	$11.43	$11.74	89,486
01/01/2013 to 12/31/2013	$11.74	$11.04	4,955
01/01/2014 to 12/31/2014	$11.04	$10.84	3,898
01/01/2015 to 12/31/2015	$10.84	$10.09	1,830
01/01/2016 to 12/31/2016	$10.09	$10.29	1,789
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$10.69	$7.66	24,873
01/01/2009 to 12/31/2009	$7.66	$8.84	68,646
01/01/2010 to 12/31/2010	$8.84	$9.71	68,766
01/01/2011 to 12/31/2011	$9.71	$9.44	57,567
01/01/2012 to 12/31/2012	$9.44	$10.45	66,361
01/01/2013 to 12/31/2013	$10.45	$13.74	39,489
01/01/2014 to 12/31/2014	$13.74	$13.62	17,120
01/01/2015 to 12/31/2015	$13.62	$12.50	9,152
01/01/2016 to 12/31/2016	$12.50	$12.95	8,609
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
06/30/2008 to 12/31/2008	$10.65	$6.96	30,027
01/01/2009 to 12/31/2009	$6.96	$9.44	8,975
01/01/2010 to 12/31/2010	$9.44	$11.39	27,296
01/01/2011 to 12/31/2011	$11.39	$10.74	31,753
01/01/2012 to 12/31/2012	$10.74	$12.42	47,715
01/01/2013 to 12/31/2013	$12.42	$16.06	45,268
01/01/2014 to 12/31/2014	$16.06	$18.03	25,824
01/01/2015 to 12/31/2015	$18.03	$16.44	1,957
01/01/2016 to 12/31/2016	$16.44	$18.30	1,588
AST Wellington Management Hedged Equity Portfolio
06/30/2008 to 12/31/2008	$10.44	$6.80	11,309
01/01/2009 to 12/31/2009	$6.80	$8.53	51,482
01/01/2010 to 12/31/2010	$8.53	$9.55	27,054
01/01/2011 to 12/31/2011	$9.55	$9.00	29,124
01/01/2012 to 12/31/2012	$9.00	$9.76	115,004
01/01/2013 to 12/31/2013	$9.76	$11.48	145,122
01/01/2014 to 12/31/2014	$11.48	$11.83	115,592
01/01/2015 to 12/31/2015	$11.83	$11.48	93,979
01/01/2016 to 12/31/2016	$11.48	$11.94	64,586
AST Western Asset Core Plus Bond Portfolio
06/30/2008 to 12/31/2008	$10.02	$9.23	100,964
01/01/2009 to 12/31/2009	$9.23	$10.06	142,410
01/01/2010 to 12/31/2010	$10.06	$10.59	134,991
01/01/2011 to 12/31/2011	$10.59	$10.96	101,814
01/01/2012 to 12/31/2012	$10.96	$11.55	106,538
01/01/2013 to 12/31/2013	$11.55	$11.11	106,173
01/01/2014 to 12/31/2014	$11.11	$11.63	145,274
01/01/2015 to 12/31/2015	$11.63	$11.49	96,684
01/01/2016 to 12/31/2016	$11.49	$11.80	54,185
Evergreen VA Growth Fund
06/30/2008 to 12/31/2008	$11.42	$7.69	0
01/01/2009 to 12/31/2009	$7.69	$10.50	0
01/01/2010 to 07/16/2010	$10.50	$10.24	0

A 65

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Evergreen VA International Equity Fund
06/30/2008 to 12/31/2008	$12.97	$8.44	38
01/01/2009 to 12/31/2009	$8.44	$9.56	1,320
01/01/2010 to 07/16/2010	$9.56	$9.04	0
Evergreen VA Omega Fund
06/30/2008 to 12/31/2008	$10.76	$8.49	1,419
01/01/2009 to 12/31/2009	$8.49	$11.94	4,591
01/01/2010 to 07/16/2010	$11.94	$11.11	0
First Trust Target Focus Four Portfolio
06/30/2008 to 12/31/2008	$8.47	$5.63	0
01/01/2009 to 12/31/2009	$5.63	$7.08	38
01/01/2010 to 12/31/2010	$7.08	$8.23	377
01/01/2011 to 12/31/2011	$8.23	$7.16	171
01/01/2012 to 12/31/2012	$7.16	$7.96	0
01/01/2013 to 12/31/2013	$7.96	$10.18	0
01/01/2014 to 04/25/2014	$10.18	$10.48	0
Franklin Templeton VIP Founding Funds Allocation Fund
06/30/2008 to 12/31/2008	$9.27	$6.61	327,307
01/01/2009 to 12/31/2009	$6.61	$8.40	367,251
01/01/2010 to 12/31/2010	$8.40	$9.04	443,147
01/01/2011 to 12/31/2011	$9.04	$8.68	417,393
01/01/2012 to 09/21/2012	$8.68	$9.67	0
Global Dividend Target 15 Portfolio
06/30/2008 to 12/31/2008	$13.32	$9.10	2,636
01/01/2009 to 12/31/2009	$9.10	$12.54	10,372
01/01/2010 to 12/31/2010	$12.54	$13.43	13,792
01/01/2011 to 12/31/2011	$13.43	$12.13	8,771
01/01/2012 to 12/31/2012	$12.13	$14.85	27,151
01/01/2013 to 12/31/2013	$14.85	$16.59	14,311
01/01/2014 to 04/25/2014	$16.59	$16.20	0
Invesco V.I. Capital Development Fund - Series I
04/29/2011* to 12/31/2011	$10.03	$8.13	378
01/01/2012 to 04/27/2012	$8.13	$9.19	0
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99	$9.08	2,023
01/01/2012 to 12/31/2012	$9.08	$10.52	1,016
01/01/2013 to 12/31/2013	$10.52	$13.47	503
01/01/2014 to 12/31/2014	$13.47	$14.84	791
01/01/2015 to 12/31/2015	$14.84	$14.79	401
01/01/2016 to 12/31/2016	$14.79	$16.58	268
Invesco V.I. Dynamics Fund - Series I
06/30/2008 to 12/31/2008	$11.74	$6.83	179
01/01/2009 to 12/31/2009	$6.83	$9.51	1,838
01/01/2010 to 12/31/2010	$9.51	$11.50	961
01/01/2011 to 04/29/2011	$11.50	$12.77	0
Invesco V.I. Financial Services Fund - Series I
06/30/2008 to 12/31/2008	$6.23	$3.65	3,556
01/01/2009 to 12/31/2009	$3.65	$4.55	12,931
01/01/2010 to 12/31/2010	$4.55	$4.90	6,710
01/01/2011 to 04/29/2011	$4.90	$5.15	0

A 66

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco V.I. Global Health Care Fund - Series I
06/30/2008 to 12/31/2008	$11.16	$8.69	1,791
01/01/2009 to 12/31/2009	$8.69	$10.83	2,210
01/01/2010 to 12/31/2010	$10.83	$11.13	1,167
01/01/2011 to 12/31/2011	$11.13	$11.30	897
01/01/2012 to 12/31/2012	$11.30	$13.34	944
01/01/2013 to 12/31/2013	$13.34	$18.31	263
01/01/2014 to 12/31/2014	$18.31	$21.40	465
01/01/2015 to 12/31/2015	$21.40	$21.56	239
01/01/2016 to 12/31/2016	$21.56	$18.64	131
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.05	$9.72	470
01/01/2013 to 12/31/2013	$9.72	$13.00	265
01/01/2014 to 12/31/2014	$13.00	$13.72	0
01/01/2015 to 12/31/2015	$13.72	$13.56	0
01/01/2016 to 12/31/2016	$13.56	$13.34	0
Invesco V.I. Technology Fund - Series I
06/30/2008 to 12/31/2008	$10.49	$6.55	0
01/01/2009 to 12/31/2009	$6.55	$10.07	0
01/01/2010 to 12/31/2010	$10.07	$11.93	0
01/01/2011 to 12/31/2011	$11.93	$11.06	0
01/01/2012 to 12/31/2012	$11.06	$12.02	0
01/01/2013 to 12/31/2013	$12.02	$14.69	0
01/01/2014 to 12/31/2014	$14.69	$15.93	0
01/01/2015 to 12/31/2015	$15.93	$16.62	0
01/01/2016 to 12/31/2016	$16.62	$16.10	0
NASDAQ Target 15 Portfolio
06/30/2008 to 12/31/2008	$10.89	$6.55	0
01/01/2009 to 12/31/2009	$6.55	$7.48	0
01/01/2010 to 12/31/2010	$7.48	$9.52	0
01/01/2011 to 12/31/2011	$9.52	$9.42	0
01/01/2012 to 12/31/2012	$9.42	$10.39	0
01/01/2013 to 12/31/2013	$10.39	$15.10	0
01/01/2014 to 04/25/2014	$15.10	$15.01	0
NVIT Developing Markets Fund
06/30/2008 to 12/31/2008	$19.29	$9.09	6,286
01/01/2009 to 12/31/2009	$9.09	$14.39	21,628
01/01/2010 to 12/31/2010	$14.39	$16.32	21,154
01/01/2011 to 12/31/2011	$16.32	$12.37	11,856
01/01/2012 to 12/31/2012	$12.37	$14.10	9,331
01/01/2013 to 12/31/2013	$14.10	$13.78	1,694
01/01/2014 to 12/31/2014	$13.78	$12.67	1,804
01/01/2015 to 12/31/2015	$12.67	$10.35	931
01/01/2016 to 08/05/2016	$10.35	$11.29	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.13	$9.70	1,445
Prudential SP International Growth Portfolio
06/30/2008 to 12/31/2008	$13.51	$7.52	0
01/01/2009 to 12/31/2009	$7.52	$10.08	0
01/01/2010 to 12/31/2010	$10.08	$11.22	0
01/01/2011 to 12/31/2011	$11.22	$9.32	0
01/01/2012 to 12/31/2012	$9.32	$11.14	0
01/01/2013 to 12/31/2013	$11.14	$12.93	0
01/01/2014 to 12/31/2014	$12.93	$11.91	0
01/01/2015 to 12/31/2015	$11.91	$12.02	0
01/01/2016 to 12/31/2016	$12.02	$11.32	0

A 67

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
S&P Target 24 Portfolio
06/30/2008 to 12/31/2008	$9.28	$7.58	1,916
01/01/2009 to 12/31/2009	$7.58	$8.42	0
01/01/2010 to 12/31/2010	$8.42	$9.81	0
01/01/2011 to 12/31/2011	$9.81	$10.40	68
01/01/2012 to 12/31/2012	$10.40	$11.11	71
01/01/2013 to 12/31/2013	$11.11	$15.43	46
01/01/2014 to 04/25/2014	$15.43	$15.19	0
Target Managed VIP Portfolio
06/30/2008 to 12/31/2008	$10.32	$6.58	1,798
01/01/2009 to 12/31/2009	$6.58	$7.26	11,014
01/01/2010 to 12/31/2010	$7.26	$8.44	4,475
01/01/2011 to 12/31/2011	$8.44	$8.11	1,623
01/01/2012 to 12/31/2012	$8.11	$8.95	21
01/01/2013 to 12/31/2013	$8.95	$11.86	0
01/01/2014 to 04/25/2014	$11.86	$11.76	0
The DOW DART 10 Portfolio
06/30/2008 to 12/31/2008	$9.79	$8.06	0
01/01/2009 to 12/31/2009	$8.06	$8.97	0
01/01/2010 to 12/31/2010	$8.97	$10.23	0
01/01/2011 to 12/31/2011	$10.23	$10.76	0
01/01/2012 to 12/31/2012	$10.76	$11.63	0
01/01/2013 to 12/31/2013	$11.63	$14.86	0
01/01/2014 to 04/25/2014	$14.86	$14.60	0
The DOW Target Dividend Portfolio
06/30/2008 to 12/31/2008	$8.00	$6.42	5,504
01/01/2009 to 12/31/2009	$6.42	$7.16	792
01/01/2010 to 12/31/2010	$7.16	$8.14	0
01/01/2011 to 12/31/2011	$8.14	$8.43	0
01/01/2012 to 12/31/2012	$8.43	$8.69	0
01/01/2013 to 12/31/2013	$8.69	$10.88	0
01/01/2014 to 04/25/2014	$10.88	$11.22	0
Value Line Target 25 Portfolio
06/30/2008 to 12/31/2008	$12.47	$5.71	0
01/01/2009 to 12/31/2009	$5.71	$5.97	0
01/01/2010 to 12/31/2010	$5.97	$7.61	0
01/01/2011 to 12/31/2011	$7.61	$5.60	0
01/01/2012 to 12/31/2012	$5.60	$6.63	0
01/01/2013 to 12/31/2013	$6.63	$8.51	0
01/01/2014 to 04/25/2014	$8.51	$9.06	0
Wells Fargo Advantage VT Equity Income
06/30/2008 to 12/31/2008	$9.99	$7.31	0
01/01/2009 to 12/31/2009	$7.31	$8.34	0
01/01/2010 to 07/16/2010	$8.34	$7.98	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$9.05	$10.91	439
01/01/2011 to 12/31/2011	$10.91	$9.29	0
01/01/2012 to 12/31/2012	$9.29	$10.31	0
01/01/2013 to 12/31/2013	$10.31	$12.08	0
01/01/2014 to 12/31/2014	$12.08	$11.17	0
01/01/2015 to 12/31/2015	$11.17	$11.16	0
01/01/2016 to 12/31/2016	$11.16	$11.25	0

A 68

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Wells Fargo VT Intrinsic Value Fund - Class 2
07/16/2010* to 12/31/2010	$7.98	$9.27	6,075
01/01/2011 to 12/31/2011	$9.27	$8.86	14,440
01/01/2012 to 12/31/2012	$8.86	$10.33	19,181
01/01/2013 to 12/31/2013	$10.33	$13.15	0
01/01/2014 to 12/31/2014	$13.15	$14.16	0
01/01/2015 to 12/31/2015	$14.16	$13.76	0
01/01/2016 to 04/29/2016	$13.76	$13.74	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.11	$13.96	2,254
01/01/2011 to 12/31/2011	$13.96	$12.91	1,404
01/01/2012 to 12/31/2012	$12.91	$15.22	1,044
01/01/2013 to 12/31/2013	$15.22	$20.84	331
01/01/2014 to 12/31/2014	$20.84	$21.18	378
01/01/2015 to 12/31/2015	$21.18	$21.02	224
01/01/2016 to 12/31/2016	$21.02	$20.68	112
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59	$12.21	0
01/01/2011 to 12/31/2011	$12.21	$11.40	0
01/01/2012 to 12/31/2012	$11.40	$12.04	0
01/01/2013 to 12/31/2013	$12.04	$17.70	0
01/01/2014 to 12/31/2014	$17.70	$16.99	0
01/01/2015 to 12/31/2015	$16.99	$16.16	0
01/01/2016 to 12/31/2016	$16.16	$17.06	0
*Denotes the start date of these sub-accounts

A 69

ADVANCED SERIES XTRA CREDIT EIGHTSM ("XT8")
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Spousal Lifetime Five (2.50%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.52	$7.72	9,794,274
01/01/2009 to 12/31/2009	$7.72	$9.36	9,176,774
01/01/2010 to 12/31/2010	$9.36	$10.22	9,120,739
01/01/2011 to 12/31/2011	$10.22	$9.70	8,340,337
01/01/2012 to 12/31/2012	$9.70	$10.64	7,854,561
01/01/2013 to 12/31/2013	$10.64	$11.41	6,845,548
01/01/2014 to 12/31/2014	$11.41	$11.55	6,075,373
01/01/2015 to 12/31/2015	$11.55	$10.90	4,857,888
01/01/2016 to 12/31/2016	$10.90	$11.30	3,297,580
AST Advanced Strategies Portfolio
06/30/2008 to 12/31/2008	$10.53	$7.74	4,878,104
01/01/2009 to 12/31/2009	$7.74	$9.52	4,725,412
01/01/2010 to 12/31/2010	$9.52	$10.55	4,623,037
01/01/2011 to 12/31/2011	$10.55	$10.30	4,359,824
01/01/2012 to 12/31/2012	$10.30	$11.41	4,314,692
01/01/2013 to 12/31/2013	$11.41	$12.97	4,074,934
01/01/2014 to 12/31/2014	$12.97	$13.42	3,833,133
01/01/2015 to 12/31/2015	$13.42	$13.19	3,156,725
01/01/2016 to 12/31/2016	$13.19	$13.77	2,244,638
AST American Century Income & Growth Portfolio
06/30/2008 to 12/31/2008	$11.53	$8.44	13,191
01/01/2009 to 12/31/2009	$8.44	$9.69	46,726
01/01/2010 to 12/31/2010	$9.69	$10.76	84,696
01/01/2011 to 12/31/2011	$10.76	$10.87	74,554
01/01/2012 to 05/04/2012	$10.87	$11.77	0
AST Balanced Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.57	$7.98	4,321,571
01/01/2009 to 12/31/2009	$7.98	$9.60	4,400,120
01/01/2010 to 12/31/2010	$9.60	$10.51	4,724,825
01/01/2011 to 12/31/2011	$10.51	$10.12	4,223,929
01/01/2012 to 12/31/2012	$10.12	$11.10	4,042,723
01/01/2013 to 12/31/2013	$11.10	$12.74	4,062,273
01/01/2014 to 12/31/2014	$12.74	$13.23	3,984,593
01/01/2015 to 12/31/2015	$13.23	$12.96	3,491,769
01/01/2016 to 12/31/2016	$12.96	$13.43	3,107,463
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$10.00	$9.11	261,629
01/01/2012 to 12/31/2012	$9.11	$9.94	374,853
01/01/2013 to 12/31/2013	$9.94	$10.75	390,980
01/01/2014 to 12/31/2014	$10.75	$10.99	302,001
01/01/2015 to 12/31/2015	$10.99	$10.39	259,756
01/01/2016 to 12/31/2016	$10.39	$10.84	224,808
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$10.00	$10.44	38,663
01/01/2014 to 12/31/2014	$10.44	$10.54	41,150
01/01/2015 to 12/31/2015	$10.54	$10.31	56,501
01/01/2016 to 12/31/2016	$10.31	$10.69	81,663

A 70

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
06/30/2008 to 12/31/2008	$10.53	$10.25	925,839
01/01/2009 to 12/31/2009	$10.25	$11.02	933,753
01/01/2010 to 12/31/2010	$11.02	$11.16	827,745
01/01/2011 to 12/31/2011	$11.16	$11.13	670,827
01/01/2012 to 12/31/2012	$11.13	$11.36	603,657
01/01/2013 to 12/31/2013	$11.36	$10.84	605,138
01/01/2014 to 12/31/2014	$10.84	$10.55	503,829
01/01/2015 to 12/31/2015	$10.55	$10.34	341,455
01/01/2016 to 12/31/2016	$10.34	$10.25	285,098
AST BlackRock/Loomis Sayles Bond Portfolio
06/30/2008 to 12/31/2008	$11.01	$10.49	1,079,087
01/01/2009 to 12/31/2009	$10.49	$11.92	1,076,268
01/01/2010 to 12/31/2010	$11.92	$12.52	1,380,066
01/01/2011 to 12/31/2011	$12.52	$12.60	915,620
01/01/2012 to 12/31/2012	$12.60	$13.43	1,036,977
01/01/2013 to 12/31/2013	$13.43	$12.85	923,481
01/01/2014 to 12/31/2014	$12.85	$13.06	633,059
01/01/2015 to 12/31/2015	$13.06	$12.46	488,166
01/01/2016 to 12/31/2016	$12.46	$12.67	379,885
AST Bond Portfolio 2015
06/30/2008 to 12/31/2008	$9.66	$11.22	656,950
01/01/2009 to 12/31/2009	$11.22	$10.90	730,606
01/01/2010 to 12/31/2010	$10.90	$11.63	523,261
01/01/2011 to 12/31/2011	$11.63	$12.06	473,027
01/01/2012 to 12/31/2012	$12.06	$12.11	273,008
01/01/2013 to 12/31/2013	$12.11	$11.77	190,138
01/01/2014 to 12/31/2014	$11.77	$11.47	133,719
01/01/2015 to 12/31/2015	$11.47	$11.14	0
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$10.00	$9.31	93,200
01/01/2010 to 12/31/2010	$9.31	$10.04	113,300
01/01/2011 to 12/31/2011	$10.04	$10.73	207,529
01/01/2012 to 12/31/2012	$10.73	$10.90	84,845
01/01/2013 to 12/31/2013	$10.90	$10.55	7,926
01/01/2014 to 12/31/2014	$10.55	$10.34	5,782
01/01/2015 to 12/31/2015	$10.34	$10.06	112,334
01/01/2016 to 12/31/2016	$10.06	$9.85	0
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$10.00	$10.69	409,544
01/01/2011 to 12/31/2011	$10.69	$11.61	1,362,227
01/01/2012 to 12/31/2012	$11.61	$11.90	1,076,135
01/01/2013 to 12/31/2013	$11.90	$11.36	517,797
01/01/2014 to 12/31/2014	$11.36	$11.23	301,352
01/01/2015 to 12/31/2015	$11.23	$10.97	323,576
01/01/2016 to 12/31/2016	$10.97	$10.82	379,468
AST Bond Portfolio 2018
06/30/2008 to 12/31/2008	$9.63	$11.96	616,319
01/01/2009 to 12/31/2009	$11.96	$10.95	702,534
01/01/2010 to 12/31/2010	$10.95	$11.87	463,157
01/01/2011 to 12/31/2011	$11.87	$13.15	1,874,973
01/01/2012 to 12/31/2012	$13.15	$13.55	1,622,917
01/01/2013 to 12/31/2013	$13.55	$12.80	671,718
01/01/2014 to 12/31/2014	$12.80	$12.81	406,548
01/01/2015 to 12/31/2015	$12.81	$12.59	380,943
01/01/2016 to 12/31/2016	$12.59	$12.47	264,011

A 71

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2019
06/30/2008 to 12/31/2008	$9.65	$12.02	407,383
01/01/2009 to 12/31/2009	$12.02	$10.82	397,542
01/01/2010 to 12/31/2010	$10.82	$11.75	376,845
01/01/2011 to 12/31/2011	$11.75	$13.28	299,580
01/01/2012 to 12/31/2012	$13.28	$13.71	475,183
01/01/2013 to 12/31/2013	$13.71	$12.72	406,952
01/01/2014 to 12/31/2014	$12.72	$12.93	315,676
01/01/2015 to 12/31/2015	$12.93	$12.74	287,286
01/01/2016 to 12/31/2016	$12.74	$12.61	240,686
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$10.00	$8.73	26,973
01/01/2010 to 12/31/2010	$8.73	$9.52	158,180
01/01/2011 to 12/31/2011	$9.52	$11.01	30,219
01/01/2012 to 12/31/2012	$11.01	$11.41	7,531
01/01/2013 to 12/31/2013	$11.41	$10.40	429,048
01/01/2014 to 12/31/2014	$10.40	$10.77	471,947
01/01/2015 to 12/31/2015	$10.77	$10.66	447,499
01/01/2016 to 12/31/2016	$10.66	$10.60	382,197
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$10.00	$10.93	234,930
01/01/2011 to 12/31/2011	$10.93	$12.82	1,098,426
01/01/2012 to 12/31/2012	$12.82	$13.35	611,783
01/01/2013 to 12/31/2013	$13.35	$12.10	189,608
01/01/2014 to 12/31/2014	$12.10	$12.71	694,421
01/01/2015 to 12/31/2015	$12.71	$12.61	820,264
01/01/2016 to 12/31/2016	$12.61	$12.55	683,270
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$10.00	$11.94	643,997
01/01/2012 to 12/31/2012	$11.94	$12.32	881,024
01/01/2013 to 12/31/2013	$12.32	$10.84	241,518
01/01/2014 to 12/31/2014	$10.84	$11.66	78,185
01/01/2015 to 12/31/2015	$11.66	$11.61	474,504
01/01/2016 to 12/31/2016	$11.61	$11.53	603,871
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$10.00	$10.32	299,031
01/01/2013 to 12/31/2013	$10.32	$9.04	930,232
01/01/2014 to 12/31/2014	$9.04	$9.93	336,533
01/01/2015 to 12/31/2015	$9.93	$9.94	63,712
01/01/2016 to 12/31/2016	$9.94	$9.88	130,843
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$10.00	$8.69	342,440
01/01/2014 to 12/31/2014	$8.69	$9.71	285,326
01/01/2015 to 12/31/2015	$9.71	$9.73	35,102
01/01/2016 to 12/31/2016	$9.73	$9.67	7,225
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$10.00	$11.22	261,879
01/01/2015 to 12/31/2015	$11.22	$11.16	911,980
01/01/2016 to 12/31/2016	$11.16	$11.15	109,043
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$10.00	$9.87	117,325
01/01/2016 to 12/31/2016	$9.87	$9.82	340,391

A 72

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$10.00	$9.81	573,657
AST Capital Growth Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.58	$7.52	16,392,108
01/01/2009 to 12/31/2009	$7.52	$9.19	15,447,384
01/01/2010 to 12/31/2010	$9.19	$10.16	15,150,836
01/01/2011 to 12/31/2011	$10.16	$9.67	13,177,505
01/01/2012 to 12/31/2012	$9.67	$10.72	12,380,743
01/01/2013 to 12/31/2013	$10.72	$12.82	13,086,088
01/01/2014 to 12/31/2014	$12.82	$13.37	11,821,337
01/01/2015 to 12/31/2015	$13.37	$13.11	10,120,803
01/01/2016 to 12/31/2016	$13.11	$13.66	7,289,513
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$10.00	$11.58	0
01/01/2014 to 12/31/2014	$11.58	$12.82	1,573
01/01/2015 to 12/31/2015	$12.82	$12.06	0
01/01/2016 to 12/31/2016	$12.06	$13.51	14,284
AST Cohen & Steers Realty Portfolio
06/30/2008 to 12/31/2008	$15.73	$10.38	35,655
01/01/2009 to 12/31/2009	$10.38	$13.36	36,560
01/01/2010 to 12/31/2010	$13.36	$16.76	147,356
01/01/2011 to 12/31/2011	$16.76	$17.42	77,620
01/01/2012 to 12/31/2012	$17.42	$19.59	65,451
01/01/2013 to 12/31/2013	$19.59	$19.70	40,140
01/01/2014 to 12/31/2014	$19.70	$25.14	39,700
01/01/2015 to 12/31/2015	$25.14	$25.70	24,216
01/01/2016 to 12/31/2016	$25.70	$26.26	17,311
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$10.00	$9.63	11,875
01/01/2014 to 12/31/2014	$9.63	$9.87	49,389
01/01/2015 to 12/31/2015	$9.87	$9.61	128,740
01/01/2016 to 12/31/2016	$9.61	$9.80	105,618
AST FI Pyramis® Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$9.02	$7.09	274,748
01/01/2009 to 12/31/2009	$7.09	$8.38	281,941
01/01/2010 to 12/31/2010	$8.38	$9.26	273,744
01/01/2011 to 12/31/2011	$9.26	$8.81	353,809
01/01/2012 to 12/31/2012	$8.81	$9.76	327,389
01/01/2013 to 12/31/2013	$9.76	$11.34	543,190
01/01/2014 to 12/31/2014	$11.34	$11.69	569,032
01/01/2015 to 10/16/2015	$11.69	$11.58	0
AST FI Pyramis® Quantitative Portfolio
06/30/2008 to 12/31/2008	$9.69	$7.10	3,578,870
01/01/2009 to 12/31/2009	$7.10	$8.58	3,629,090
01/01/2010 to 12/31/2010	$8.58	$9.56	3,796,493
01/01/2011 to 12/31/2011	$9.56	$9.19	3,237,291
01/01/2012 to 12/31/2012	$9.19	$9.91	3,165,507
01/01/2013 to 12/31/2013	$9.91	$11.09	2,795,944
01/01/2014 to 12/31/2014	$11.09	$11.15	2,378,566
01/01/2015 to 12/31/2015	$11.15	$10.98	2,310,294
01/01/2016 to 12/31/2016	$10.98	$11.16	1,614,124

A 73

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$10.00	$7.44	29,504
01/01/2009 to 11/13/2009	$7.44	$8.26	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$10.00	$10.69	747,457
01/01/2013 to 12/31/2013	$10.69	$12.97	758,596
01/01/2014 to 12/31/2014	$12.97	$13.05	642,033
01/01/2015 to 10/16/2015	$13.05	$12.41	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$10.00	$10.75	182,247
01/01/2014 to 12/31/2014	$10.75	$10.75	320,521
01/01/2015 to 10/16/2015	$10.75	$10.19	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17	$6.09	2,067
01/01/2009 to 12/31/2009	$6.09	$8.02	9,413
01/01/2010 to 12/31/2010	$8.02	$9.40	17,776
01/01/2011 to 12/31/2011	$9.40	$8.70	4,128
01/01/2012 to 12/31/2012	$8.70	$10.76	3,972
01/01/2013 to 12/31/2013	$10.76	$10.95	1,928
01/01/2014 to 12/31/2014	$10.95	$12.16	2,879
01/01/2015 to 12/31/2015	$12.16	$11.85	2,588
01/01/2016 to 12/31/2016	$11.85	$11.65	1,945
AST Goldman Sachs Concentrated Growth Portfolio
06/30/2008 to 12/31/2008	$11.79	$7.37	29,418
01/01/2009 to 12/31/2009	$7.37	$10.74	53,678
01/01/2010 to 12/31/2010	$10.74	$11.55	28,717
01/01/2011 to 12/31/2011	$11.55	$10.82	8,260
01/01/2012 to 12/31/2012	$10.82	$12.63	6,999
01/01/2013 to 12/31/2013	$12.63	$15.97	5,102
01/01/2014 to 02/07/2014	$15.97	$15.70	0
AST Goldman Sachs Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$11.31	$7.96	1,454,713
01/01/2009 to 12/31/2009	$7.96	$9.25	1,405,920
01/01/2010 to 12/31/2010	$9.25	$10.18	1,247,404
01/01/2011 to 12/31/2011	$10.18	$9.38	1,058,858
01/01/2012 to 12/31/2012	$9.38	$10.94	924,888
01/01/2013 to 12/31/2013	$10.94	$14.25	758,281
01/01/2014 to 12/31/2014	$14.25	$15.72	620,689
01/01/2015 to 12/31/2015	$15.72	$14.61	536,940
01/01/2016 to 12/31/2016	$14.61	$15.89	434,272
AST Goldman Sachs Mid-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$13.86	$8.47	183,064
01/01/2009 to 12/31/2009	$8.47	$12.97	150,660
01/01/2010 to 12/31/2010	$12.97	$15.15	182,054
01/01/2011 to 12/31/2011	$15.15	$14.34	122,494
01/01/2012 to 12/31/2012	$14.34	$16.72	103,332
01/01/2013 to 12/31/2013	$16.72	$21.55	85,780
01/01/2014 to 12/31/2014	$21.55	$23.43	76,240
01/01/2015 to 12/31/2015	$23.43	$21.55	61,270
01/01/2016 to 12/31/2016	$21.55	$21.35	51,692

A 74

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
06/30/2008 to 12/31/2008	$9.42	$7.51	248,327
01/01/2009 to 12/31/2009	$7.51	$9.03	470,062
01/01/2010 to 12/31/2010	$9.03	$9.83	499,627
01/01/2011 to 12/31/2011	$9.83	$9.53	435,315
01/01/2012 to 12/31/2012	$9.53	$10.24	477,163
01/01/2013 to 12/31/2013	$10.24	$10.96	388,197
01/01/2014 to 12/31/2014	$10.96	$11.12	370,373
01/01/2015 to 12/31/2015	$11.12	$10.74	323,796
01/01/2016 to 12/31/2016	$10.74	$11.02	225,173
AST Goldman Sachs Small-Cap Value Portfolio
06/30/2008 to 12/31/2008	$12.74	$9.82	4,474
01/01/2009 to 12/31/2009	$9.82	$12.14	4,041
01/01/2010 to 12/31/2010	$12.14	$15.01	65,600
01/01/2011 to 12/31/2011	$15.01	$14.82	32,212
01/01/2012 to 12/31/2012	$14.82	$16.72	28,369
01/01/2013 to 12/31/2013	$16.72	$22.63	19,479
01/01/2014 to 12/31/2014	$22.63	$23.65	19,430
01/01/2015 to 12/31/2015	$23.65	$21.79	12,586
01/01/2016 to 12/31/2016	$21.79	$26.42	10,102
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
06/30/2008 to 12/31/2008	$10.24	$10.22	1,415,779
01/01/2009 to 12/31/2009	$10.22	$9.99	1,054,612
01/01/2010 to 12/31/2010	$9.99	$9.74	306,725
01/01/2011 to 12/31/2011	$9.74	$9.50	349,258
01/01/2012 to 12/31/2012	$9.50	$9.26	230,945
01/01/2013 to 12/31/2013	$9.26	$9.03	205,641
01/01/2014 to 12/31/2014	$9.03	$8.81	452,177
01/01/2015 to 12/31/2015	$8.81	$8.59	84,307
01/01/2016 to 12/31/2016	$8.59	$8.37	29,775
AST High Yield Portfolio
06/30/2008 to 12/31/2008	$11.56	$8.65	93,825
01/01/2009 to 12/31/2009	$8.65	$11.44	46,988
01/01/2010 to 12/31/2010	$11.44	$12.65	120,128
01/01/2011 to 12/31/2011	$12.65	$12.73	97,978
01/01/2012 to 12/31/2012	$12.73	$14.13	77,817
01/01/2013 to 12/31/2013	$14.13	$14.77	56,952
01/01/2014 to 12/31/2014	$14.77	$14.77	76,238
01/01/2015 to 12/31/2015	$14.77	$13.89	28,920
01/01/2016 to 12/31/2016	$13.89	$15.63	23,921
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$10.99	$7.60	548,258
01/01/2009 to 12/31/2009	$7.60	$8.85	472,453
01/01/2010 to 12/31/2010	$8.85	$9.76	410,002
01/01/2011 to 12/31/2011	$9.76	$9.12	338,670
01/01/2012 to 12/31/2012	$9.12	$10.39	315,714
01/01/2013 to 12/31/2013	$10.39	$14.17	307,235
01/01/2014 to 12/31/2014	$14.17	$15.72	277,792
01/01/2015 to 12/31/2015	$15.72	$14.13	216,279
01/01/2016 to 12/31/2016	$14.13	$16.51	164,113

A 75

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST International Growth Portfolio
06/30/2008 to 12/31/2008	$16.14	$9.01	833,518
01/01/2009 to 12/31/2009	$9.01	$11.89	703,197
01/01/2010 to 12/31/2010	$11.89	$13.27	620,533
01/01/2011 to 12/31/2011	$13.27	$11.27	575,086
01/01/2012 to 12/31/2012	$11.27	$13.22	499,560
01/01/2013 to 12/31/2013	$13.22	$15.35	464,471
01/01/2014 to 12/31/2014	$15.35	$14.14	441,244
01/01/2015 to 12/31/2015	$14.14	$14.22	273,722
01/01/2016 to 12/31/2016	$14.22	$13.34	247,507
AST International Value Portfolio
06/30/2008 to 12/31/2008	$17.14	$10.98	182,276
01/01/2009 to 12/31/2009	$10.98	$13.97	149,754
01/01/2010 to 12/31/2010	$13.97	$15.13	125,806
01/01/2011 to 12/31/2011	$15.13	$12.90	105,132
01/01/2012 to 12/31/2012	$12.90	$14.67	105,231
01/01/2013 to 12/31/2013	$14.67	$17.09	101,303
01/01/2014 to 12/31/2014	$17.09	$15.55	92,555
01/01/2015 to 12/31/2015	$15.55	$15.28	95,136
01/01/2016 to 12/31/2016	$15.28	$14.99	75,255
AST Investment Grade Bond Portfolio
06/30/2008 to 12/31/2008	$10.01	$10.89	0
01/01/2009 to 12/31/2009	$10.89	$11.82	0
01/01/2010 to 12/31/2010	$11.82	$12.77	0
01/01/2011 to 12/31/2011	$12.77	$14.00	0
01/01/2012 to 12/31/2012	$14.00	$14.93	0
01/01/2013 to 12/31/2013	$14.93	$14.10	0
01/01/2014 to 12/31/2014	$14.10	$14.67	0
01/01/2015 to 12/31/2015	$14.67	$14.47	0
01/01/2016 to 12/31/2016	$14.47	$14.70	0
AST J.P. Morgan Global Thematic Portfolio
06/30/2008 to 12/31/2008	$9.12	$6.88	169,345
01/01/2009 to 12/31/2009	$6.88	$8.49	299,075
01/01/2010 to 12/31/2010	$8.49	$9.42	202,325
01/01/2011 to 12/31/2011	$9.42	$9.14	303,032
01/01/2012 to 12/31/2012	$9.14	$10.12	354,763
01/01/2013 to 12/31/2013	$10.12	$11.47	358,505
01/01/2014 to 12/31/2014	$11.47	$11.90	318,795
01/01/2015 to 12/31/2015	$11.90	$11.48	325,203
01/01/2016 to 12/31/2016	$11.48	$11.78	263,162
AST J.P. Morgan International Equity Portfolio
06/30/2008 to 12/31/2008	$15.14	$9.74	79,562
01/01/2009 to 12/31/2009	$9.74	$12.90	122,994
01/01/2010 to 12/31/2010	$12.90	$13.48	76,401
01/01/2011 to 12/31/2011	$13.48	$11.94	46,934
01/01/2012 to 12/31/2012	$11.94	$14.19	42,000
01/01/2013 to 12/31/2013	$14.19	$15.96	32,720
01/01/2014 to 12/31/2014	$15.96	$14.57	27,228
01/01/2015 to 12/31/2015	$14.57	$13.81	17,179
01/01/2016 to 12/31/2016	$13.81	$13.73	15,464

A 76

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
06/30/2008 to 12/31/2008	$12.52	$10.13	2,523,092
01/01/2009 to 12/31/2009	$10.13	$12.05	2,329,093
01/01/2010 to 12/31/2010	$12.05	$12.61	2,092,140
01/01/2011 to 12/31/2011	$12.61	$12.32	1,497,254
01/01/2012 to 12/31/2012	$12.32	$13.30	1,434,244
01/01/2013 to 12/31/2013	$13.30	$14.40	1,298,092
01/01/2014 to 12/31/2014	$14.40	$14.80	1,167,982
01/01/2015 to 12/31/2015	$14.80	$14.41	905,968
01/01/2016 to 12/31/2016	$14.41	$14.59	703,908
AST Loomis Sayles Large-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$12.15	$7.78	1,923,113
01/01/2009 to 12/31/2009	$7.78	$9.85	1,708,321
01/01/2010 to 12/31/2010	$9.85	$11.50	1,431,391
01/01/2011 to 12/31/2011	$11.50	$11.11	1,187,254
01/01/2012 to 12/31/2012	$11.11	$12.16	1,061,600
01/01/2013 to 12/31/2013	$12.16	$16.19	876,247
01/01/2014 to 12/31/2014	$16.19	$17.46	739,074
01/01/2015 to 12/31/2015	$17.46	$18.74	455,961
01/01/2016 to 12/31/2016	$18.74	$19.29	377,476
AST Lord Abbett Core Fixed Income Portfolio
06/30/2008 to 12/31/2008	$11.59	$8.89	353,757
01/01/2009 to 12/31/2009	$8.89	$11.67	366,511
01/01/2010 to 12/31/2010	$11.67	$12.91	283,670
01/01/2011 to 12/31/2011	$12.91	$13.86	228,888
01/01/2012 to 12/31/2012	$13.86	$14.32	234,277
01/01/2013 to 12/31/2013	$14.32	$13.68	182,664
01/01/2014 to 12/31/2014	$13.68	$14.19	141,559
01/01/2015 to 12/31/2015	$14.19	$13.76	106,032
01/01/2016 to 12/31/2016	$13.76	$13.76	89,900
AST MFS Global Equity Portfolio
06/30/2008 to 12/31/2008	$14.99	$10.82	30,846
01/01/2009 to 12/31/2009	$10.82	$13.87	45,716
01/01/2010 to 12/31/2010	$13.87	$15.16	24,096
01/01/2011 to 12/31/2011	$15.16	$14.31	10,214
01/01/2012 to 12/31/2012	$14.31	$17.18	7,957
01/01/2013 to 12/31/2013	$17.18	$21.38	7,445
01/01/2014 to 12/31/2014	$21.38	$21.60	8,013
01/01/2015 to 12/31/2015	$21.60	$20.75	8,887
01/01/2016 to 12/31/2016	$20.75	$21.67	7,730
AST MFS Growth Portfolio
06/30/2008 to 12/31/2008	$12.62	$8.50	146,312
01/01/2009 to 12/31/2009	$8.50	$10.30	156,138
01/01/2010 to 12/31/2010	$10.30	$11.33	151,020
01/01/2011 to 12/31/2011	$11.33	$10.98	104,267
01/01/2012 to 12/31/2012	$10.98	$12.54	118,503
01/01/2013 to 12/31/2013	$12.54	$16.71	94,277
01/01/2014 to 12/31/2014	$16.71	$17.71	72,758
01/01/2015 to 12/31/2015	$17.71	$18.51	48,136
01/01/2016 to 12/31/2016	$18.51	$18.40	39,046
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$10.00	$10.16	301
01/01/2013 to 12/31/2013	$10.16	$13.33	2,462
01/01/2014 to 12/31/2014	$13.33	$14.32	3,205
01/01/2015 to 12/31/2015	$14.32	$13.86	8,706
01/01/2016 to 12/31/2016	$13.86	$15.34	10,609
A 77

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.03	$10.06	537
01/01/2012 to 12/31/2012	$10.06	$10.28	13,291
01/01/2013 to 12/31/2013	$10.28	$9.74	453
01/01/2014 to 12/31/2014	$9.74	$9.99	4,642
01/01/2015 to 10/16/2015	$9.99	$9.89	0
AST Neuberger Berman Mid-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$14.99	$9.50	40,390
01/01/2009 to 12/31/2009	$9.50	$12.03	39,719
01/01/2010 to 12/31/2010	$12.03	$15.09	64,701
01/01/2011 to 12/31/2011	$15.09	$14.96	48,470
01/01/2012 to 12/31/2012	$14.96	$16.39	44,817
01/01/2013 to 12/31/2013	$16.39	$21.20	28,048
01/01/2014 to 12/31/2014	$21.20	$22.31	22,792
01/01/2015 to 10/16/2015	$22.31	$22.72	0
AST Neuberger Berman Small-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$11.44	$7.35	9,096
01/01/2009 to 12/31/2009	$7.35	$8.79	7,049
01/01/2010 to 12/31/2010	$8.79	$10.30	10,882
01/01/2011 to 04/29/2011	$10.30	$11.52	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
06/30/2008 to 12/31/2008	$14.16	$8.67	309,446
01/01/2009 to 12/31/2009	$8.67	$11.89	263,430
01/01/2010 to 12/31/2010	$11.89	$14.31	277,336
01/01/2011 to 12/31/2011	$14.31	$13.60	200,064
01/01/2012 to 12/31/2012	$13.60	$15.53	172,471
01/01/2013 to 12/31/2013	$15.53	$21.51	129,123
01/01/2014 to 12/31/2014	$21.51	$23.96	107,082
01/01/2015 to 12/31/2015	$23.96	$22.04	60,441
01/01/2016 to 12/31/2016	$22.04	$25.41	49,289
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$10.00	$10.26	110,729
01/01/2013 to 12/31/2013	$10.26	$11.90	159,016
01/01/2014 to 12/31/2014	$11.90	$12.20	142,097
01/01/2015 to 12/31/2015	$12.20	$11.75	136,936
01/01/2016 to 12/31/2016	$11.75	$11.95	146,593
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10	$5.55	1,056
01/01/2009 to 12/31/2009	$5.55	$9.01	26,172
01/01/2010 to 12/31/2010	$9.01	$10.75	50,127
01/01/2011 to 12/31/2011	$10.75	$8.35	31,501
01/01/2012 to 12/31/2012	$8.35	$9.60	29,694
01/01/2013 to 12/31/2013	$9.60	$9.39	24,665
01/01/2014 to 12/31/2014	$9.39	$8.72	20,595
01/01/2015 to 12/31/2015	$8.72	$7.08	2,488
01/01/2016 to 12/31/2016	$7.08	$7.76	1,156
AST Preservation Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.60	$8.79	4,342,819
01/01/2009 to 12/31/2009	$8.79	$10.28	5,422,757
01/01/2010 to 12/31/2010	$10.28	$11.08	5,386,866
01/01/2011 to 12/31/2011	$11.08	$10.92	5,146,697
01/01/2012 to 12/31/2012	$10.92	$11.75	4,956,059
01/01/2013 to 12/31/2013	$11.75	$12.51	3,875,385
01/01/2014 to 12/31/2014	$12.51	$12.90	3,449,605
01/01/2015 to 12/31/2015	$12.90	$12.60	2,927,412
01/01/2016 to 12/31/2016	$12.60	$12.96	2,141,943

A 78

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02	$10.06	6,395
01/01/2012 to 12/31/2012	$10.06	$10.50	34,061
01/01/2013 to 12/31/2013	$10.50	$10.00	12,736
01/01/2014 to 12/31/2014	$10.00	$10.34	31,372
01/01/2015 to 12/31/2015	$10.34	$10.06	38,003
01/01/2016 to 12/31/2016	$10.06	$10.22	39,619
AST Prudential Growth Allocation Portfolio
06/30/2008 to 12/31/2008	$10.17	$6.54	5,699,090
01/01/2009 to 12/31/2009	$6.54	$8.03	6,627,184
01/01/2010 to 12/31/2010	$8.03	$9.32	6,678,107
01/01/2011 to 12/31/2011	$9.32	$8.52	6,108,939
01/01/2012 to 12/31/2012	$8.52	$9.38	5,754,914
01/01/2013 to 12/31/2013	$9.38	$10.70	5,268,313
01/01/2014 to 12/31/2014	$10.70	$11.39	4,925,682
01/01/2015 to 12/31/2015	$11.39	$11.04	4,661,450
01/01/2016 to 12/31/2016	$11.04	$11.85	3,872,767
AST QMA US Equity Alpha Portfolio
06/30/2008 to 12/31/2008	$10.98	$7.46	35,676
01/01/2009 to 12/31/2009	$7.46	$8.86	18,762
01/01/2010 to 12/31/2010	$8.86	$9.94	20,769
01/01/2011 to 12/31/2011	$9.94	$10.02	7,757
01/01/2012 to 12/31/2012	$10.02	$11.61	11,373
01/01/2013 to 12/31/2013	$11.61	$14.99	9,415
01/01/2014 to 12/31/2014	$14.99	$17.13	5,621
01/01/2015 to 12/31/2015	$17.13	$17.22	6,716
01/01/2016 to 12/31/2016	$17.22	$19.28	9,858
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$10.00	$8.85	11,879
01/01/2012 to 12/31/2012	$8.85	$9.76	13,557
01/01/2013 to 12/31/2013	$9.76	$11.65	15,817
01/01/2014 to 12/31/2014	$11.65	$12.10	24,307
01/01/2015 to 12/31/2015	$12.10	$11.81	33,745
01/01/2016 to 12/31/2016	$11.81	$12.25	25,577
AST RCM World Trends Portfolio
06/30/2008 to 12/31/2008	$9.29	$7.08	393,045
01/01/2009 to 12/31/2009	$7.08	$8.52	507,568
01/01/2010 to 12/31/2010	$8.52	$9.30	670,563
01/01/2011 to 12/31/2011	$9.30	$8.90	577,467
01/01/2012 to 12/31/2012	$8.90	$9.57	574,402
01/01/2013 to 12/31/2013	$9.57	$10.49	507,598
01/01/2014 to 12/31/2014	$10.49	$10.76	412,647
01/01/2015 to 12/31/2015	$10.76	$10.47	616,035
01/01/2016 to 12/31/2016	$10.47	$10.70	497,799
AST Schroders Global Tactical Portfolio
06/30/2008 to 12/31/2008	$10.29	$7.26	227,281
01/01/2009 to 12/31/2009	$7.26	$8.98	338,241
01/01/2010 to 12/31/2010	$8.98	$10.01	450,489
01/01/2011 to 12/31/2011	$10.01	$9.53	492,975
01/01/2012 to 12/31/2012	$9.53	$10.77	629,225
01/01/2013 to 12/31/2013	$10.77	$12.39	727,163
01/01/2014 to 12/31/2014	$12.39	$12.74	722,750
01/01/2015 to 12/31/2015	$12.74	$12.35	1,204,666
01/01/2016 to 12/31/2016	$12.35	$12.87	836,481

A 79

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Schroders Multi-Asset World Strategies Portfolio
06/30/2008 to 12/31/2008	$11.83	$8.65	322,701
01/01/2009 to 12/31/2009	$8.65	$10.75	742,431
01/01/2010 to 12/31/2010	$10.75	$11.72	1,318,404
01/01/2011 to 12/31/2011	$11.72	$11.04	1,054,217
01/01/2012 to 12/31/2012	$11.04	$11.96	971,740
01/01/2013 to 12/31/2013	$11.96	$13.34	789,765
01/01/2014 to 12/31/2014	$13.34	$13.40	716,326
01/01/2015 to 10/16/2015	$13.40	$12.95	0
AST Small-Cap Growth Opportunities Portfolio
06/30/2008 to 12/31/2008	$13.20	$8.77	349,875
01/01/2009 to 12/31/2009	$8.77	$11.35	309,404
01/01/2010 to 12/31/2010	$11.35	$14.67	247,426
01/01/2011 to 12/31/2011	$14.67	$12.43	239,050
01/01/2012 to 12/31/2012	$12.43	$14.55	204,434
01/01/2013 to 12/31/2013	$14.55	$19.97	164,672
01/01/2014 to 12/31/2014	$19.97	$20.43	145,744
01/01/2015 to 12/31/2015	$20.43	$20.19	89,487
01/01/2016 to 12/31/2016	$20.19	$21.20	73,224
AST Small-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$9.92	$6.71	110,050
01/01/2009 to 12/31/2009	$6.71	$8.76	102,751
01/01/2010 to 12/31/2010	$8.76	$11.65	106,941
01/01/2011 to 12/31/2011	$11.65	$11.25	86,129
01/01/2012 to 12/31/2012	$11.25	$12.30	82,482
01/01/2013 to 12/31/2013	$12.30	$16.21	71,600
01/01/2014 to 12/31/2014	$16.21	$16.41	62,681
01/01/2015 to 12/31/2015	$16.41	$16.12	51,467
01/01/2016 to 12/31/2016	$16.12	$17.62	37,983
AST Small-Cap Value Portfolio
06/30/2008 to 12/31/2008	$12.33	$9.29	476,508
01/01/2009 to 12/31/2009	$9.29	$11.51	430,710
01/01/2010 to 12/31/2010	$11.51	$14.14	403,813
01/01/2011 to 12/31/2011	$14.14	$12.96	319,318
01/01/2012 to 12/31/2012	$12.96	$14.93	278,068
01/01/2013 to 12/31/2013	$14.93	$20.00	220,333
01/01/2014 to 12/31/2014	$20.00	$20.53	189,518
01/01/2015 to 12/31/2015	$20.53	$19.15	129,234
01/01/2016 to 12/31/2016	$19.15	$24.13	100,128
AST T. Rowe Price Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$12.18	$9.51	1,922,262
01/01/2009 to 12/31/2009	$9.51	$11.51	1,886,420
01/01/2010 to 12/31/2010	$11.51	$12.52	1,727,430
01/01/2011 to 12/31/2011	$12.52	$12.45	1,572,938
01/01/2012 to 12/31/2012	$12.45	$13.77	1,707,575
01/01/2013 to 12/31/2013	$13.77	$15.69	1,906,467
01/01/2014 to 12/31/2014	$15.69	$16.20	1,949,381
01/01/2015 to 12/31/2015	$16.20	$15.80	1,995,457
01/01/2016 to 12/31/2016	$15.80	$16.56	1,973,060

A 80

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST T. Rowe Price Equity Income Portfolio
06/30/2008 to 12/31/2008	$11.07	$7.69	498,738
01/01/2009 to 12/31/2009	$7.69	$9.29	395,365
01/01/2010 to 12/31/2010	$9.29	$10.25	326,522
01/01/2011 to 12/31/2011	$10.25	$9.83	255,868
01/01/2012 to 12/31/2012	$9.83	$11.24	257,924
01/01/2013 to 12/31/2013	$11.24	$14.21	239,975
01/01/2014 to 12/31/2014	$14.21	$14.89	225,547
01/01/2015 to 10/16/2015	$14.89	$13.71	0
AST T. Rowe Price Large-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$11.68	$7.56	518,624
01/01/2009 to 12/31/2009	$7.56	$11.30	474,948
01/01/2010 to 12/31/2010	$11.30	$12.76	399,298
01/01/2011 to 12/31/2011	$12.76	$12.23	296,030
01/01/2012 to 12/31/2012	$12.23	$14.02	250,348
01/01/2013 to 12/31/2013	$14.02	$19.69	242,400
01/01/2014 to 12/31/2014	$19.69	$20.80	219,824
01/01/2015 to 12/31/2015	$20.80	$22.22	171,953
01/01/2016 to 12/31/2016	$22.22	$22.25	129,744
AST T. Rowe Price Natural Resources Portfolio
06/30/2008 to 12/31/2008	$32.13	$13.88	53,372
01/01/2009 to 12/31/2009	$13.88	$20.22	52,631
01/01/2010 to 12/31/2010	$20.22	$23.74	104,232
01/01/2011 to 12/31/2011	$23.74	$19.70	127,660
01/01/2012 to 12/31/2012	$19.70	$19.90	55,020
01/01/2013 to 12/31/2013	$19.90	$22.38	35,269
01/01/2014 to 12/31/2014	$22.38	$20.00	25,751
01/01/2015 to 12/31/2015	$20.00	$15.74	14,263
01/01/2016 to 12/31/2016	$15.74	$19.13	15,030
AST Templeton Global Bond Portfolio
06/30/2008 to 12/31/2008	$11.42	$10.74	267,335
01/01/2009 to 12/31/2009	$10.74	$11.74	308,610
01/01/2010 to 12/31/2010	$11.74	$12.10	283,695
01/01/2011 to 12/31/2011	$12.10	$12.28	212,551
01/01/2012 to 12/31/2012	$12.28	$12.60	202,920
01/01/2013 to 12/31/2013	$12.60	$11.83	216,338
01/01/2014 to 12/31/2014	$11.83	$11.60	201,603
01/01/2015 to 12/31/2015	$11.60	$10.78	105,883
01/01/2016 to 12/31/2016	$10.78	$10.97	95,592
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$13.06	$9.35	36,417
01/01/2009 to 12/31/2009	$9.35	$10.78	41,463
01/01/2010 to 12/31/2010	$10.78	$11.82	59,090
01/01/2011 to 12/31/2011	$11.82	$11.47	41,624
01/01/2012 to 12/31/2012	$11.47	$12.68	43,114
01/01/2013 to 12/31/2013	$12.68	$16.64	23,319
01/01/2014 to 12/31/2014	$16.64	$16.48	18,722
01/01/2015 to 12/31/2015	$16.48	$15.09	17,049
01/01/2016 to 12/31/2016	$15.09	$15.62	15,798

A 81

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
06/30/2008 to 12/31/2008	$12.84	$8.38	34,218
01/01/2009 to 12/31/2009	$8.38	$11.35	33,244
01/01/2010 to 12/31/2010	$11.35	$13.67	61,093
01/01/2011 to 12/31/2011	$13.67	$12.87	43,836
01/01/2012 to 12/31/2012	$12.87	$14.86	41,702
01/01/2013 to 12/31/2013	$14.86	$19.19	28,902
01/01/2014 to 12/31/2014	$19.19	$21.51	24,678
01/01/2015 to 12/31/2015	$21.51	$19.58	17,690
01/01/2016 to 12/31/2016	$19.58	$21.77	14,363
AST Wellington Management Hedged Equity Portfolio
06/30/2008 to 12/31/2008	$10.39	$6.77	55,549
01/01/2009 to 12/31/2009	$6.77	$8.47	105,141
01/01/2010 to 12/31/2010	$8.47	$9.47	341,552
01/01/2011 to 12/31/2011	$9.47	$8.92	189,828
01/01/2012 to 12/31/2012	$8.92	$9.65	356,686
01/01/2013 to 12/31/2013	$9.65	$11.34	697,037
01/01/2014 to 12/31/2014	$11.34	$11.66	676,879
01/01/2015 to 12/31/2015	$11.66	$11.30	931,466
01/01/2016 to 12/31/2016	$11.30	$11.74	689,895
AST Western Asset Core Plus Bond Portfolio
06/30/2008 to 12/31/2008	$10.01	$9.21	293,361
01/01/2009 to 12/31/2009	$9.21	$10.03	318,217
01/01/2010 to 12/31/2010	$10.03	$10.54	312,892
01/01/2011 to 12/31/2011	$10.54	$10.90	279,482
01/01/2012 to 12/31/2012	$10.90	$11.46	277,219
01/01/2013 to 12/31/2013	$11.46	$11.00	265,521
01/01/2014 to 12/31/2014	$11.00	$11.50	244,009
01/01/2015 to 12/31/2015	$11.50	$11.35	201,019
01/01/2016 to 12/31/2016	$11.35	$11.64	183,339
Evergreen VA Diversified Capital Builder Fund
06/30/2008 to 12/31/2008	$12.28	$6.54	0
01/01/2009 to 12/31/2009	$6.54	$8.96	0
01/01/2010 to 04/30/2010	$8.96	$9.28	0
Evergreen VA Diversified Income Builder Fund
06/30/2008 to 12/31/2008	$10.57	$7.60	0
01/01/2009 to 12/31/2009	$7.60	$9.88	0
01/01/2010 to 04/30/2010	$9.88	$10.01	0
Evergreen VA Growth Fund
06/30/2008 to 12/31/2008	$11.36	$7.65	4,007
01/01/2009 to 12/31/2009	$7.65	$10.42	5,190
01/01/2010 to 07/16/2010	$10.42	$10.16	0
Evergreen VA International Equity Fund
06/30/2008 to 12/31/2008	$16.51	$10.74	4,960
01/01/2009 to 12/31/2009	$10.74	$12.14	4,499
01/01/2010 to 07/16/2010	$12.14	$11.47	0
Evergreen VA Omega Fund
06/30/2008 to 12/31/2008	$11.23	$8.85	1,407
01/01/2009 to 12/31/2009	$8.85	$12.43	5,090
01/01/2010 to 07/16/2010	$12.43	$11.55	0
Evergreen VA Special Values Fund
06/30/2008 to 12/31/2008	$13.38	$9.75	0
01/01/2009 to 12/31/2009	$9.75	$12.30	0
01/01/2010 to 07/16/2010	$12.30	$11.81	0

A 82

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
First Trust Target Focus Four Portfolio
06/30/2008 to 12/31/2008	$9.13	$6.07	0
01/01/2009 to 12/31/2009	$6.07	$7.62	4,659
01/01/2010 to 12/31/2010	$7.62	$8.84	5,890
01/01/2011 to 12/31/2011	$8.84	$7.68	3,443
01/01/2012 to 12/31/2012	$7.68	$8.52	2,478
01/01/2013 to 12/31/2013	$8.52	$10.89	832
01/01/2014 to 04/25/2014	$10.89	$11.20	0
Franklin Templeton VIP Founding Funds Allocation Fund
06/30/2008 to 12/31/2008	$9.26	$6.60	622,574
01/01/2009 to 12/31/2009	$6.60	$8.38	1,119,509
01/01/2010 to 12/31/2010	$8.38	$9.00	1,414,430
01/01/2011 to 12/31/2011	$9.00	$8.63	1,191,908
01/01/2012 to 09/21/2012	$8.63	$9.61	0
Global Dividend Target 15 Portfolio
06/30/2008 to 12/31/2008	$15.42	$10.53	23,454
01/01/2009 to 12/31/2009	$10.53	$14.48	9,879
01/01/2010 to 12/31/2010	$14.48	$15.49	8,943
01/01/2011 to 12/31/2011	$15.49	$13.98	7,883
01/01/2012 to 12/31/2012	$13.98	$17.08	3,943
01/01/2013 to 12/31/2013	$17.08	$19.04	123
01/01/2014 to 04/25/2014	$19.04	$18.59	0
Invesco V.I. Capital Development Fund - Series I
04/29/2011* to 12/31/2011	$10.03	$8.12	231
01/01/2012 to 04/27/2012	$8.12	$9.18	0
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99	$9.07	18,104
01/01/2012 to 12/31/2012	$9.07	$10.50	20,606
01/01/2013 to 12/31/2013	$10.50	$13.41	11,467
01/01/2014 to 12/31/2014	$13.41	$14.75	10,739
01/01/2015 to 12/31/2015	$14.75	$14.68	2,636
01/01/2016 to 12/31/2016	$14.68	$16.44	2,311
Invesco V.I. Dynamics Fund - Series I
06/30/2008 to 12/31/2008	$13.54	$7.87	2,141
01/01/2009 to 12/31/2009	$7.87	$10.93	2,121
01/01/2010 to 12/31/2010	$10.93	$13.20	1,415
01/01/2011 to 04/29/2011	$13.20	$14.66	0
Invesco V.I. Financial Services Fund - Series I
06/30/2008 to 12/31/2008	$6.65	$3.89	8,271
01/01/2009 to 12/31/2009	$3.89	$4.84	10,999
01/01/2010 to 12/31/2010	$4.84	$5.20	21,608
01/01/2011 to 04/29/2011	$5.20	$5.47	0
Invesco V.I. Global Health Care Fund - Series I
06/30/2008 to 12/31/2008	$12.01	$9.34	4,255
01/01/2009 to 12/31/2009	$9.34	$11.63	3,629
01/01/2010 to 12/31/2010	$11.63	$11.94	6,873
01/01/2011 to 12/31/2011	$11.94	$12.10	6,263
01/01/2012 to 12/31/2012	$12.10	$14.26	6,138
01/01/2013 to 12/31/2013	$14.26	$19.54	6,240
01/01/2014 to 12/31/2014	$19.54	$22.80	5,757
01/01/2015 to 12/31/2015	$22.80	$22.93	985
01/01/2016 to 12/31/2016	$22.93	$19.80	814

A 83

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.05	$9.71	0
01/01/2013 to 12/31/2013	$9.71	$12.97	0
01/01/2014 to 12/31/2014	$12.97	$13.66	0
01/01/2015 to 12/31/2015	$13.66	$13.48	0
01/01/2016 to 12/31/2016	$13.48	$13.24	0
Invesco V.I. Technology Fund - Series I
06/30/2008 to 12/31/2008	$9.92	$6.19	0
01/01/2009 to 12/31/2009	$6.19	$9.50	0
01/01/2010 to 12/31/2010	$9.50	$11.24	0
01/01/2011 to 12/31/2011	$11.24	$10.40	0
01/01/2012 to 12/31/2012	$10.40	$11.29	0
01/01/2013 to 12/31/2013	$11.29	$13.77	0
01/01/2014 to 12/31/2014	$13.77	$14.91	0
01/01/2015 to 12/31/2015	$14.91	$15.53	0
01/01/2016 to 12/31/2016	$15.53	$15.03	0
NASDAQ Target 15 Portfolio
06/30/2008 to 12/31/2008	$9.89	$5.94	0
01/01/2009 to 12/31/2009	$5.94	$6.77	0
01/01/2010 to 12/31/2010	$6.77	$8.61	0
01/01/2011 to 12/31/2011	$8.61	$8.51	0
01/01/2012 to 12/31/2012	$8.51	$9.37	0
01/01/2013 to 12/31/2013	$9.37	$13.60	0
01/01/2014 to 04/25/2014	$13.60	$13.51	0
NVIT Developing Markets Fund
06/30/2008 to 12/31/2008	$26.11	$12.29	18,792
01/01/2009 to 12/31/2009	$12.29	$19.43	34,311
01/01/2010 to 12/31/2010	$19.43	$22.01	23,066
01/01/2011 to 12/31/2011	$22.01	$16.65	9,075
01/01/2012 to 12/31/2012	$16.65	$18.96	10,649
01/01/2013 to 12/31/2013	$18.96	$18.49	7,110
01/01/2014 to 12/31/2014	$18.49	$16.97	3,456
01/01/2015 to 12/31/2015	$16.97	$13.85	1,983
01/01/2016 to 08/05/2016	$13.85	$15.09	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.13	$9.70	2,390
Prudential SP International Growth Portfolio
06/30/2008 to 12/31/2008	$14.30	$7.96	7,302
01/01/2009 to 12/31/2009	$7.96	$10.64	6,712
01/01/2010 to 12/31/2010	$10.64	$11.83	2,388
01/01/2011 to 12/31/2011	$11.83	$9.82	2,204
01/01/2012 to 12/31/2012	$9.82	$11.71	667
01/01/2013 to 12/31/2013	$11.71	$13.58	1,270
01/01/2014 to 12/31/2014	$13.58	$12.48	572
01/01/2015 to 12/31/2015	$12.48	$12.58	0
01/01/2016 to 12/31/2016	$12.58	$11.82	0
S&P Target 24 Portfolio
06/30/2008 to 12/31/2008	$9.52	$7.77	5,216
01/01/2009 to 12/31/2009	$7.77	$8.62	3,879
01/01/2010 to 12/31/2010	$8.62	$10.03	7,969
01/01/2011 to 12/31/2011	$10.03	$10.61	3,451
01/01/2012 to 12/31/2012	$10.61	$11.33	6,097
01/01/2013 to 12/31/2013	$11.33	$15.70	3,527
01/01/2014 to 04/25/2014	$15.70	$15.44	0

A 84

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Target Managed VIP Portfolio
06/30/2008 to 12/31/2008	$11.53	$7.35	43,206
01/01/2009 to 12/31/2009	$7.35	$8.10	40,828
01/01/2010 to 12/31/2010	$8.10	$9.40	33,585
01/01/2011 to 12/31/2011	$9.40	$9.02	31,473
01/01/2012 to 12/31/2012	$9.02	$9.93	15,984
01/01/2013 to 12/31/2013	$9.93	$13.15	12,449
01/01/2014 to 04/25/2014	$13.15	$13.03	0
The DOW DART 10 Portfolio
06/30/2008 to 12/31/2008	$10.01	$8.24	955
01/01/2009 to 12/31/2009	$8.24	$9.15	119
01/01/2010 to 12/31/2010	$9.15	$10.42	332
01/01/2011 to 12/31/2011	$10.42	$10.94	37
01/01/2012 to 12/31/2012	$10.94	$11.81	32
01/01/2013 to 12/31/2013	$11.81	$15.07	82
01/01/2014 to 04/25/2014	$15.07	$14.79	0
The DOW Target Dividend Portfolio
06/30/2008 to 12/31/2008	$7.96	$6.39	38,235
01/01/2009 to 12/31/2009	$6.39	$7.11	30,620
01/01/2010 to 12/31/2010	$7.11	$8.07	28,804
01/01/2011 to 12/31/2011	$8.07	$8.34	35,484
01/01/2012 to 12/31/2012	$8.34	$8.59	13,377
01/01/2013 to 12/31/2013	$8.59	$10.73	9,778
01/01/2014 to 04/25/2014	$10.73	$11.07	0
Value Line Target 25 Portfolio
06/30/2008 to 12/31/2008	$9.89	$4.53	0
01/01/2009 to 12/31/2009	$4.53	$4.73	0
01/01/2010 to 12/31/2010	$4.73	$6.01	0
01/01/2011 to 12/31/2011	$6.01	$4.42	0
01/01/2012 to 12/31/2012	$4.42	$5.23	0
01/01/2013 to 12/31/2013	$5.23	$6.69	0
01/01/2014 to 04/25/2014	$6.69	$7.13	0
Wells Fargo Advantage VT Equity Income
06/30/2008 to 12/31/2008	$11.70	$8.56	4,102
01/01/2009 to 12/31/2009	$8.56	$9.75	2,734
01/01/2010 to 07/16/2010	$9.75	$9.33	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.49	$13.84	3,301
01/01/2011 to 12/31/2011	$13.84	$11.77	2,313
01/01/2012 to 12/31/2012	$11.77	$13.04	1,842
01/01/2013 to 12/31/2013	$13.04	$15.25	740
01/01/2014 to 12/31/2014	$15.25	$14.08	595
01/01/2015 to 12/31/2015	$14.08	$14.04	528
01/01/2016 to 12/31/2016	$14.04	$14.14	0
Wells Fargo VT Intrinsic Value Fund - Class 2
07/16/2010* to 12/31/2010	$9.33	$10.82	2,574
01/01/2011 to 12/31/2011	$10.82	$10.33	2,608
01/01/2012 to 12/31/2012	$10.33	$12.03	2,604
01/01/2013 to 12/31/2013	$12.03	$15.28	2,861
01/01/2014 to 12/31/2014	$15.28	$16.44	22
01/01/2015 to 12/31/2015	$16.44	$15.94	19
01/01/2016 to 04/29/2016	$15.94	$15.92	0

A 85

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.55	$14.51	15,512
01/01/2011 to 12/31/2011	$14.51	$13.39	12,341
01/01/2012 to 12/31/2012	$13.39	$15.77	14,988
01/01/2013 to 12/31/2013	$15.77	$21.56	13,040
01/01/2014 to 12/31/2014	$21.56	$21.88	12,907
01/01/2015 to 12/31/2015	$21.88	$21.68	2,014
01/01/2016 to 12/31/2016	$21.68	$21.30	1,763
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59	$12.20	5,133
01/01/2011 to 12/31/2011	$12.20	$11.38	2,244
01/01/2012 to 12/31/2012	$11.38	$11.99	1,265
01/01/2013 to 12/31/2013	$11.99	$17.61	1,394
01/01/2014 to 12/31/2014	$17.61	$16.88	1,100
01/01/2015 to 12/31/2015	$16.88	$16.02	1,055
01/01/2016 to 12/31/2016	$16.02	$16.89	751
*Denotes the start date of these sub-accounts

A 86

ADVANCED SERIES XTRA CREDIT EIGHTSM ("XT8")
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With GMWB and HDV or HD GRO, GRO Plus 2008 and Combo 5% Roll-UP/HAV or Lifetime Five and EBP II or Lifetime Five and HAV or Highest Daily LT5 and EBP II or Highest Daily LT5 and HAV or HD GRO, GRO Plus 2008, EBPII and HAV OR HD GRO 60 bps and HAV OR GRO Plus 2008 60 bps and HAV (2.60%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.50	$7.70	65,805
01/01/2009 to 12/31/2009	$7.70	$9.32	68,058
01/01/2010 to 12/31/2010	$9.32	$10.16	52,394
01/01/2011 to 12/31/2011	$10.16	$9.64	46,603
01/01/2012 to 12/31/2012	$9.64	$10.57	45,787
01/01/2013 to 12/31/2013	$10.57	$11.32	32,719
01/01/2014 to 12/31/2014	$11.32	$11.44	31,309
01/01/2015 to 12/31/2015	$11.44	$10.79	23,441
01/01/2016 to 12/31/2016	$10.79	$11.17	21,243
AST Advanced Strategies Portfolio
06/30/2008 to 12/31/2008	$10.51	$7.71	46,482
01/01/2009 to 12/31/2009	$7.71	$9.48	73,416
01/01/2010 to 12/31/2010	$9.48	$10.50	45,698
01/01/2011 to 12/31/2011	$10.50	$10.24	41,101
01/01/2012 to 12/31/2012	$10.24	$11.33	19,746
01/01/2013 to 12/31/2013	$11.33	$12.87	8,857
01/01/2014 to 12/31/2014	$12.87	$13.30	13,310
01/01/2015 to 12/31/2015	$13.30	$13.06	9,479
01/01/2016 to 12/31/2016	$13.06	$13.62	5,050
AST American Century Income & Growth Portfolio
06/30/2008 to 12/31/2008	$9.86	$7.21	0
01/01/2009 to 12/31/2009	$7.21	$8.28	13,356
01/01/2010 to 12/31/2010	$8.28	$9.18	12,246
01/01/2011 to 12/31/2011	$9.18	$9.26	10,136
01/01/2012 to 05/04/2012	$9.26	$10.03	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$10.00	$11.56	0
01/01/2014 to 12/31/2014	$11.56	$12.74	0
01/01/2015 to 12/31/2015	$12.74	$12.63	0
01/01/2016 to 12/31/2016	$12.63	$13.61	0
AST Balanced Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.55	$7.96	157,625
01/01/2009 to 12/31/2009	$7.96	$9.56	148,734
01/01/2010 to 12/31/2010	$9.56	$10.46	111,834
01/01/2011 to 12/31/2011	$10.46	$10.06	100,473
01/01/2012 to 12/31/2012	$10.06	$11.02	100,679
01/01/2013 to 12/31/2013	$11.02	$12.63	94,962
01/01/2014 to 12/31/2014	$12.63	$13.10	91,039
01/01/2015 to 12/31/2015	$13.10	$12.82	77,535
01/01/2016 to 12/31/2016	$12.82	$13.28	69,862
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$10.00	$9.11	8,701
01/01/2012 to 12/31/2012	$9.11	$9.93	14,730
01/01/2013 to 12/31/2013	$9.93	$10.72	12,495
01/01/2014 to 12/31/2014	$10.72	$10.95	9,283
01/01/2015 to 12/31/2015	$10.95	$10.34	10,018
01/01/2016 to 12/31/2016	$10.34	$10.78	7,393

A 87

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$10.00	$10.43	0
01/01/2014 to 12/31/2014	$10.43	$10.52	0
01/01/2015 to 12/31/2015	$10.52	$10.28	0
01/01/2016 to 12/31/2016	$10.28	$10.65	0
AST BlackRock Low Duration Bond Portfolio
06/30/2008 to 12/31/2008	$10.62	$10.34	49,868
01/01/2009 to 12/31/2009	$10.34	$11.10	167,258
01/01/2010 to 12/31/2010	$11.10	$11.23	1,664
01/01/2011 to 12/31/2011	$11.23	$11.18	1,658
01/01/2012 to 12/31/2012	$11.18	$11.40	1,577
01/01/2013 to 12/31/2013	$11.40	$10.87	630
01/01/2014 to 12/31/2014	$10.87	$10.57	657
01/01/2015 to 12/31/2015	$10.57	$10.35	241
01/01/2016 to 12/31/2016	$10.35	$10.24	233
AST BlackRock/Loomis Sayles Bond Portfolio
06/30/2008 to 12/31/2008	$10.73	$10.22	46,623
01/01/2009 to 12/31/2009	$10.22	$11.60	37,289
01/01/2010 to 12/31/2010	$11.60	$12.17	25,667
01/01/2011 to 12/31/2011	$12.17	$12.23	23,137
01/01/2012 to 12/31/2012	$12.23	$13.02	24,638
01/01/2013 to 12/31/2013	$13.02	$12.45	16,372
01/01/2014 to 12/31/2014	$12.45	$12.64	23,622
01/01/2015 to 12/31/2015	$12.64	$12.05	16,295
01/01/2016 to 12/31/2016	$12.05	$12.23	3,603
AST Bond Portfolio 2015
06/30/2008 to 12/31/2008	$10.04	$11.65	206,480
01/01/2009 to 12/31/2009	$11.65	$11.31	215,216
01/01/2010 to 12/31/2010	$11.31	$12.05	137,467
01/01/2011 to 12/31/2011	$12.05	$12.48	132,243
01/01/2012 to 12/31/2012	$12.48	$12.53	126,225
01/01/2013 to 12/31/2013	$12.53	$12.16	105,845
01/01/2014 to 12/31/2014	$12.16	$11.83	83,362
01/01/2015 to 12/31/2015	$11.83	$11.49	0
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$10.00	$9.30	53,486
01/01/2010 to 12/31/2010	$9.30	$10.02	42,201
01/01/2011 to 12/31/2011	$10.02	$10.70	57,568
01/01/2012 to 12/31/2012	$10.70	$10.85	7,971
01/01/2013 to 12/31/2013	$10.85	$10.50	5,389
01/01/2014 to 12/31/2014	$10.50	$10.27	5,557
01/01/2015 to 12/31/2015	$10.27	$9.98	100,476
01/01/2016 to 12/31/2016	$9.98	$9.77	0
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$10.00	$10.68	108,840
01/01/2011 to 12/31/2011	$10.68	$11.58	78,548
01/01/2012 to 12/31/2012	$11.58	$11.86	38,997
01/01/2013 to 12/31/2013	$11.86	$11.31	8,561
01/01/2014 to 12/31/2014	$11.31	$11.18	6,547
01/01/2015 to 12/31/2015	$11.18	$10.90	8,716
01/01/2016 to 12/31/2016	$10.90	$10.75	96,493

A 88

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2018
06/30/2008 to 12/31/2008	$10.06	$12.48	39,538
01/01/2009 to 12/31/2009	$12.48	$11.42	90,467
01/01/2010 to 12/31/2010	$11.42	$12.36	66,204
01/01/2011 to 12/31/2011	$12.36	$13.68	30,954
01/01/2012 to 12/31/2012	$13.68	$14.08	11,776
01/01/2013 to 12/31/2013	$14.08	$13.29	2,376
01/01/2014 to 12/31/2014	$13.29	$13.29	2,371
01/01/2015 to 12/31/2015	$13.29	$13.04	2,366
01/01/2016 to 12/31/2016	$13.04	$12.91	2,362
AST Bond Portfolio 2019
06/30/2008 to 12/31/2008	$10.08	$12.55	5,428
01/01/2009 to 12/31/2009	$12.55	$11.28	29,487
01/01/2010 to 12/31/2010	$11.28	$12.23	13,077
01/01/2011 to 12/31/2011	$12.23	$13.82	8,076
01/01/2012 to 12/31/2012	$13.82	$14.25	51,974
01/01/2013 to 12/31/2013	$14.25	$13.21	48,694
01/01/2014 to 12/31/2014	$13.21	$13.41	40,872
01/01/2015 to 12/31/2015	$13.41	$13.21	50,048
01/01/2016 to 12/31/2016	$13.21	$13.05	45,641
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$10.00	$8.72	0
01/01/2010 to 12/31/2010	$8.72	$9.50	126,793
01/01/2011 to 12/31/2011	$9.50	$10.98	29,729
01/01/2012 to 12/31/2012	$10.98	$11.37	3,135
01/01/2013 to 12/31/2013	$11.37	$10.35	66,633
01/01/2014 to 12/31/2014	$10.35	$10.70	48,228
01/01/2015 to 12/31/2015	$10.70	$10.58	42,720
01/01/2016 to 12/31/2016	$10.58	$10.51	41,596
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$10.00	$10.92	34,608
01/01/2011 to 12/31/2011	$10.92	$12.79	82,674
01/01/2012 to 12/31/2012	$12.79	$13.31	32,292
01/01/2013 to 12/31/2013	$13.31	$12.05	10,826
01/01/2014 to 12/31/2014	$12.05	$12.64	21,053
01/01/2015 to 12/31/2015	$12.64	$12.53	23,056
01/01/2016 to 12/31/2016	$12.53	$12.46	22,486
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$10.00	$11.92	75,766
01/01/2012 to 12/31/2012	$11.92	$12.29	117,699
01/01/2013 to 12/31/2013	$12.29	$10.81	9,066
01/01/2014 to 12/31/2014	$10.81	$11.62	1,620
01/01/2015 to 12/31/2015	$11.62	$11.55	2,066
01/01/2016 to 12/31/2016	$11.55	$11.46	2,112
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$10.00	$10.31	38,730
01/01/2013 to 12/31/2013	$10.31	$9.02	235,679
01/01/2014 to 12/31/2014	$9.02	$9.90	140,302
01/01/2015 to 12/31/2015	$9.90	$9.90	36,239
01/01/2016 to 12/31/2016	$9.90	$9.83	33,127
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$10.00	$8.68	83,093
01/01/2014 to 12/31/2014	$8.68	$9.69	68,927
01/01/2015 to 12/31/2015	$9.69	$9.70	10,325
01/01/2016 to 12/31/2016	$9.70	$9.63	0

A 89

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$10.00	$11.21	16,540
01/01/2015 to 12/31/2015	$11.21	$11.14	164,746
01/01/2016 to 12/31/2016	$11.14	$11.12	10,108
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$10.00	$9.86	39,835
01/01/2016 to 12/31/2016	$9.86	$9.80	176,284
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$10.00	$9.80	70,732
AST Capital Growth Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.55	$7.50	258,438
01/01/2009 to 12/31/2009	$7.50	$9.15	169,320
01/01/2010 to 12/31/2010	$9.15	$10.11	140,900
01/01/2011 to 12/31/2011	$10.11	$9.61	118,744
01/01/2012 to 12/31/2012	$9.61	$10.64	81,230
01/01/2013 to 12/31/2013	$10.64	$12.71	123,907
01/01/2014 to 12/31/2014	$12.71	$13.25	116,508
01/01/2015 to 12/31/2015	$13.25	$12.97	99,322
01/01/2016 to 12/31/2016	$12.97	$13.50	83,246
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$10.00	$11.57	0
01/01/2014 to 12/31/2014	$11.57	$12.80	0
01/01/2015 to 12/31/2015	$12.80	$12.02	0
01/01/2016 to 12/31/2016	$12.02	$13.45	0
AST Cohen & Steers Realty Portfolio
06/30/2008 to 12/31/2008	$11.87	$7.83	14,578
01/01/2009 to 12/31/2009	$7.83	$10.06	1,516
01/01/2010 to 12/31/2010	$10.06	$12.61	1,087
01/01/2011 to 12/31/2011	$12.61	$13.10	770
01/01/2012 to 12/31/2012	$13.10	$14.71	809
01/01/2013 to 12/31/2013	$14.71	$14.78	85
01/01/2014 to 12/31/2014	$14.78	$18.85	60
01/01/2015 to 12/31/2015	$18.85	$19.24	37
01/01/2016 to 12/31/2016	$19.24	$19.65	40
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$10.00	$9.63	0
01/01/2014 to 12/31/2014	$9.63	$9.85	0
01/01/2015 to 12/31/2015	$9.85	$9.59	0
01/01/2016 to 12/31/2016	$9.59	$9.77	25,553
AST FI Pyramis® Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$9.02	$7.08	3,294
01/01/2009 to 12/31/2009	$7.08	$8.36	4,208
01/01/2010 to 12/31/2010	$8.36	$9.23	6,498
01/01/2011 to 12/31/2011	$9.23	$8.77	7,000
01/01/2012 to 12/31/2012	$8.77	$9.70	7,072
01/01/2013 to 12/31/2013	$9.70	$11.27	8,501
01/01/2014 to 12/31/2014	$11.27	$11.60	8,888
01/01/2015 to 10/16/2015	$11.60	$11.49	0
A 90

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST FI Pyramis® Quantitative Portfolio
06/30/2008 to 12/31/2008	$9.67	$7.08	52,619
01/01/2009 to 12/31/2009	$7.08	$8.54	32,556
01/01/2010 to 12/31/2010	$8.54	$9.52	23,301
01/01/2011 to 12/31/2011	$9.52	$9.13	17,394
01/01/2012 to 12/31/2012	$9.13	$9.84	17,211
01/01/2013 to 12/31/2013	$9.84	$11.00	16,023
01/01/2014 to 12/31/2014	$11.00	$11.05	15,986
01/01/2015 to 12/31/2015	$11.05	$10.87	14,493
01/01/2016 to 12/31/2016	$10.87	$11.04	10,460
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$10.00	$7.44	7,405
01/01/2009 to 11/13/2009	$7.44	$8.25	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$10.00	$10.68	53,323
01/01/2013 to 12/31/2013	$10.68	$12.95	37,667
01/01/2014 to 12/31/2014	$12.95	$13.01	42,209
01/01/2015 to 10/16/2015	$13.01	$12.37	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$10.00	$10.75	3,912
01/01/2014 to 12/31/2014	$10.75	$10.73	6,226
01/01/2015 to 10/16/2015	$10.73	$10.17	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17	$6.09	1,891
01/01/2009 to 12/31/2009	$6.09	$8.01	1,260
01/01/2010 to 12/31/2010	$8.01	$9.38	1,062
01/01/2011 to 12/31/2011	$9.38	$8.67	764
01/01/2012 to 12/31/2012	$8.67	$10.71	658
01/01/2013 to 12/31/2013	$10.71	$10.89	30
01/01/2014 to 12/31/2014	$10.89	$12.08	0
01/01/2015 to 12/31/2015	$12.08	$11.76	0
01/01/2016 to 12/31/2016	$11.76	$11.55	0
AST Goldman Sachs Concentrated Growth Portfolio
06/30/2008 to 12/31/2008	$11.82	$7.39	3,903
01/01/2009 to 12/31/2009	$7.39	$10.75	2,250
01/01/2010 to 12/31/2010	$10.75	$11.54	1,028
01/01/2011 to 12/31/2011	$11.54	$10.80	1,201
01/01/2012 to 12/31/2012	$10.80	$12.60	1,479
01/01/2013 to 12/31/2013	$12.60	$15.92	1,454
01/01/2014 to 02/07/2014	$15.92	$15.64	0
AST Goldman Sachs Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$9.78	$6.88	2,685
01/01/2009 to 12/31/2009	$6.88	$7.99	9,354
01/01/2010 to 12/31/2010	$7.99	$8.78	7,741
01/01/2011 to 12/31/2011	$8.78	$8.08	19,783
01/01/2012 to 12/31/2012	$8.08	$9.42	12,859
01/01/2013 to 12/31/2013	$9.42	$12.25	13,120
01/01/2014 to 12/31/2014	$12.25	$13.50	12,179
01/01/2015 to 12/31/2015	$13.50	$12.54	9,727
01/01/2016 to 12/31/2016	$12.54	$13.63	695

A 91

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$11.92	$7.28	838
01/01/2009 to 12/31/2009	$7.28	$11.14	352
01/01/2010 to 12/31/2010	$11.14	$13.00	826
01/01/2011 to 12/31/2011	$13.00	$12.29	221
01/01/2012 to 12/31/2012	$12.29	$14.32	250
01/01/2013 to 12/31/2013	$14.32	$18.43	284
01/01/2014 to 12/31/2014	$18.43	$20.02	296
01/01/2015 to 12/31/2015	$20.02	$18.39	452
01/01/2016 to 12/31/2016	$18.39	$18.21	364
AST Goldman Sachs Multi-Asset Portfolio
06/30/2008 to 12/31/2008	$9.41	$7.50	18,380
01/01/2009 to 12/31/2009	$7.50	$9.01	19,705
01/01/2010 to 12/31/2010	$9.01	$9.80	11,064
01/01/2011 to 12/31/2011	$9.80	$9.49	9,513
01/01/2012 to 12/31/2012	$9.49	$10.18	9,484
01/01/2013 to 12/31/2013	$10.18	$10.89	7,688
01/01/2014 to 12/31/2014	$10.89	$11.04	8,309
01/01/2015 to 12/31/2015	$11.04	$10.65	8,158
01/01/2016 to 12/31/2016	$10.65	$10.92	7,722
AST Goldman Sachs Small-Cap Value Portfolio
06/30/2008 to 12/31/2008	$10.25	$7.90	13,509
01/01/2009 to 12/31/2009	$7.90	$9.76	9,563
01/01/2010 to 12/31/2010	$9.76	$12.05	1,374
01/01/2011 to 12/31/2011	$12.05	$11.89	1,483
01/01/2012 to 12/31/2012	$11.89	$13.39	1,530
01/01/2013 to 12/31/2013	$13.39	$18.11	561
01/01/2014 to 12/31/2014	$18.11	$18.91	596
01/01/2015 to 12/31/2015	$18.91	$17.40	312
01/01/2016 to 12/31/2016	$17.40	$21.07	245
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
06/30/2008 to 12/31/2008	$10.44	$10.41	195,019
01/01/2009 to 12/31/2009	$10.41	$10.17	122,070
01/01/2010 to 12/31/2010	$10.17	$9.91	12,010
01/01/2011 to 12/31/2011	$9.91	$9.65	25,798
01/01/2012 to 12/31/2012	$9.65	$9.40	25,211
01/01/2013 to 12/31/2013	$9.40	$9.16	2,679
01/01/2014 to 12/31/2014	$9.16	$8.92	7,760
01/01/2015 to 12/31/2015	$8.92	$8.69	5,806
01/01/2016 to 12/31/2016	$8.69	$8.46	3,375
AST High Yield Portfolio
06/30/2008 to 12/31/2008	$10.17	$7.61	427
01/01/2009 to 12/31/2009	$7.61	$10.05	3,942
01/01/2010 to 12/31/2010	$10.05	$11.11	1,520
01/01/2011 to 12/31/2011	$11.11	$11.16	1,230
01/01/2012 to 12/31/2012	$11.16	$12.38	1,549
01/01/2013 to 12/31/2013	$12.38	$12.92	1,062
01/01/2014 to 12/31/2014	$12.92	$12.91	1,354
01/01/2015 to 12/31/2015	$12.91	$12.12	605
01/01/2016 to 12/31/2016	$12.12	$13.63	409

A 92

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$9.41	$6.51	2,177
01/01/2009 to 12/31/2009	$6.51	$7.57	51
01/01/2010 to 12/31/2010	$7.57	$8.34	91
01/01/2011 to 12/31/2011	$8.34	$7.79	55
01/01/2012 to 12/31/2012	$7.79	$8.86	0
01/01/2013 to 12/31/2013	$8.86	$12.07	1,543
01/01/2014 to 12/31/2014	$12.07	$13.38	1,281
01/01/2015 to 12/31/2015	$13.38	$12.01	490
01/01/2016 to 12/31/2016	$12.01	$14.02	430
AST International Growth Portfolio
06/30/2008 to 12/31/2008	$13.29	$7.41	1,600
01/01/2009 to 12/31/2009	$7.41	$9.77	2,752
01/01/2010 to 12/31/2010	$9.77	$10.90	405
01/01/2011 to 12/31/2011	$10.90	$9.24	150
01/01/2012 to 12/31/2012	$9.24	$10.83	186
01/01/2013 to 12/31/2013	$10.83	$12.56	290
01/01/2014 to 12/31/2014	$12.56	$11.56	292
01/01/2015 to 12/31/2015	$11.56	$11.62	189
01/01/2016 to 12/31/2016	$11.62	$10.89	139
AST International Value Portfolio
06/30/2008 to 12/31/2008	$12.89	$8.25	676
01/01/2009 to 12/31/2009	$8.25	$10.49	1,940
01/01/2010 to 12/31/2010	$10.49	$11.35	1,149
01/01/2011 to 12/31/2011	$11.35	$9.67	1,084
01/01/2012 to 12/31/2012	$9.67	$10.98	1,021
01/01/2013 to 12/31/2013	$10.98	$12.78	331
01/01/2014 to 12/31/2014	$12.78	$11.61	827
01/01/2015 to 12/31/2015	$11.61	$11.40	632
01/01/2016 to 12/31/2016	$11.40	$11.17	342
AST Investment Grade Bond Portfolio
06/30/2008 to 12/31/2008	$10.01	$10.89	0
01/01/2009 to 12/31/2009	$10.89	$11.80	0
01/01/2010 to 12/31/2010	$11.80	$12.74	0
01/01/2011 to 12/31/2011	$12.74	$13.95	0
01/01/2012 to 12/31/2012	$13.95	$14.86	0
01/01/2013 to 12/31/2013	$14.86	$14.02	0
01/01/2014 to 12/31/2014	$14.02	$14.57	0
01/01/2015 to 12/31/2015	$14.57	$14.36	0
01/01/2016 to 12/31/2016	$14.36	$14.57	0
AST J.P. Morgan Global Thematic Portfolio
06/30/2008 to 12/31/2008	$9.12	$6.87	32,247
01/01/2009 to 12/31/2009	$6.87	$8.47	21,672
01/01/2010 to 12/31/2010	$8.47	$9.39	21,895
01/01/2011 to 12/31/2011	$9.39	$9.10	19,870
01/01/2012 to 12/31/2012	$9.10	$10.07	7,475
01/01/2013 to 12/31/2013	$10.07	$11.40	8,086
01/01/2014 to 12/31/2014	$11.40	$11.81	6,004
01/01/2015 to 12/31/2015	$11.81	$11.38	2,753
01/01/2016 to 12/31/2016	$11.38	$11.67	2,345
AST J.P. Morgan International Equity Portfolio
06/30/2008 to 12/31/2008	$11.96	$7.69	142
01/01/2009 to 12/31/2009	$7.69	$10.18	60
01/01/2010 to 12/31/2010	$10.18	$10.63	211
01/01/2011 to 12/31/2011	$10.63	$9.40	152
01/01/2012 to 12/31/2012	$9.40	$11.17	196
01/01/2013 to 12/31/2013	$11.17	$12.55	208
01/01/2014 to 12/31/2014	$12.55	$11.44	185
01/01/2015 to 12/31/2015	$11.44	$10.83	124
01/01/2016 to 12/31/2016	$10.83	$10.76	139

A 93

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
06/30/2008 to 12/31/2008	$11.25	$9.09	81,669
01/01/2009 to 12/31/2009	$9.09	$10.80	77,790
01/01/2010 to 12/31/2010	$10.80	$11.29	50,133
01/01/2011 to 12/31/2011	$11.29	$11.02	43,438
01/01/2012 to 12/31/2012	$11.02	$11.89	40,800
01/01/2013 to 12/31/2013	$11.89	$12.86	27,442
01/01/2014 to 12/31/2014	$12.86	$13.20	28,946
01/01/2015 to 12/31/2015	$13.20	$12.84	18,851
01/01/2016 to 12/31/2016	$12.84	$12.98	13,839
AST Loomis Sayles Large-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$10.84	$6.94	2,548
01/01/2009 to 12/31/2009	$6.94	$8.77	9,810
01/01/2010 to 12/31/2010	$8.77	$10.23	6,541
01/01/2011 to 12/31/2011	$10.23	$9.88	4,812
01/01/2012 to 12/31/2012	$9.88	$10.80	4,805
01/01/2013 to 12/31/2013	$10.80	$14.37	3,945
01/01/2014 to 12/31/2014	$14.37	$15.48	5,196
01/01/2015 to 12/31/2015	$15.48	$16.59	3,992
01/01/2016 to 12/31/2016	$16.59	$17.06	993
AST Lord Abbett Core Fixed Income Portfolio
06/30/2008 to 12/31/2008	$10.63	$8.15	128
01/01/2009 to 12/31/2009	$8.15	$10.69	59
01/01/2010 to 12/31/2010	$10.69	$11.81	189
01/01/2011 to 12/31/2011	$11.81	$12.67	116
01/01/2012 to 12/31/2012	$12.67	$13.07	165
01/01/2013 to 12/31/2013	$13.07	$12.48	1,549
01/01/2014 to 12/31/2014	$12.48	$12.93	1,371
01/01/2015 to 12/31/2015	$12.93	$12.52	821
01/01/2016 to 12/31/2016	$12.52	$12.51	695
AST MFS Global Equity Portfolio
06/30/2008 to 12/31/2008	$11.95	$8.62	186
01/01/2009 to 12/31/2009	$8.62	$11.04	2,133
01/01/2010 to 12/31/2010	$11.04	$12.05	1,565
01/01/2011 to 12/31/2011	$12.05	$11.37	1,527
01/01/2012 to 12/31/2012	$11.37	$13.63	1,451
01/01/2013 to 12/31/2013	$13.63	$16.94	272
01/01/2014 to 12/31/2014	$16.94	$17.10	381
01/01/2015 to 12/31/2015	$17.10	$16.41	207
01/01/2016 to 12/31/2016	$16.41	$17.13	142
AST MFS Growth Portfolio
06/30/2008 to 12/31/2008	$11.78	$7.93	0
01/01/2009 to 12/31/2009	$7.93	$9.60	11,690
01/01/2010 to 12/31/2010	$9.60	$10.55	10,531
01/01/2011 to 12/31/2011	$10.55	$10.21	8,789
01/01/2012 to 12/31/2012	$10.21	$11.64	8,260
01/01/2013 to 12/31/2013	$11.64	$15.51	6,420
01/01/2014 to 12/31/2014	$15.51	$16.42	5,819
01/01/2015 to 12/31/2015	$16.42	$17.15	5,253
01/01/2016 to 12/31/2016	$17.15	$17.02	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$10.00	$10.16	0
01/01/2013 to 12/31/2013	$10.16	$13.31	0
01/01/2014 to 12/31/2014	$13.31	$14.29	0
01/01/2015 to 12/31/2015	$14.29	$13.82	0
01/01/2016 to 12/31/2016	$13.82	$15.27	0

A 94

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.03	$10.05	0
01/01/2012 to 12/31/2012	$10.05	$10.27	17
01/01/2013 to 12/31/2013	$10.27	$9.72	449
01/01/2014 to 12/31/2014	$9.72	$9.95	412
01/01/2015 to 10/16/2015	$9.95	$9.85	0
AST Neuberger Berman Mid-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$12.99	$8.23	2,895
01/01/2009 to 12/31/2009	$8.23	$10.40	1,262
01/01/2010 to 12/31/2010	$10.40	$13.04	406
01/01/2011 to 12/31/2011	$13.04	$12.91	951
01/01/2012 to 12/31/2012	$12.91	$14.13	799
01/01/2013 to 12/31/2013	$14.13	$18.25	493
01/01/2014 to 12/31/2014	$18.25	$19.19	514
01/01/2015 to 10/16/2015	$19.19	$19.53	0
AST Neuberger Berman Small-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$10.81	$6.95	0
01/01/2009 to 12/31/2009	$6.95	$8.29	0
01/01/2010 to 12/31/2010	$8.29	$9.72	575
01/01/2011 to 04/29/2011	$9.72	$10.86	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
06/30/2008 to 12/31/2008	$10.76	$6.58	171
01/01/2009 to 12/31/2009	$6.58	$9.02	1,926
01/01/2010 to 12/31/2010	$9.02	$10.84	5,126
01/01/2011 to 12/31/2011	$10.84	$10.30	1,230
01/01/2012 to 12/31/2012	$10.30	$11.75	1,377
01/01/2013 to 12/31/2013	$11.75	$16.25	538
01/01/2014 to 12/31/2014	$16.25	$18.08	466
01/01/2015 to 12/31/2015	$18.08	$16.62	209
01/01/2016 to 12/31/2016	$16.62	$19.14	195
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$10.00	$10.26	9,521
01/01/2013 to 12/31/2013	$10.26	$11.88	8,482
01/01/2014 to 12/31/2014	$11.88	$12.16	7,715
01/01/2015 to 12/31/2015	$12.16	$11.70	6,901
01/01/2016 to 12/31/2016	$11.70	$11.89	7,475
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10	$5.55	0
01/01/2009 to 12/31/2009	$5.55	$9.00	5,104
01/01/2010 to 12/31/2010	$9.00	$10.72	1,690
01/01/2011 to 12/31/2011	$10.72	$8.32	1,352
01/01/2012 to 12/31/2012	$8.32	$9.56	1,289
01/01/2013 to 12/31/2013	$9.56	$9.33	64
01/01/2014 to 12/31/2014	$9.33	$8.66	75
01/01/2015 to 12/31/2015	$8.66	$7.03	28
01/01/2016 to 12/31/2016	$7.03	$7.69	27
AST Preservation Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.57	$8.76	212,163
01/01/2009 to 12/31/2009	$8.76	$10.24	246,656
01/01/2010 to 12/31/2010	$10.24	$11.03	201,065
01/01/2011 to 12/31/2011	$11.03	$10.85	203,285
01/01/2012 to 12/31/2012	$10.85	$11.66	188,003
01/01/2013 to 12/31/2013	$11.66	$12.40	139,625
01/01/2014 to 12/31/2014	$12.40	$12.78	149,631
01/01/2015 to 12/31/2015	$12.78	$12.47	128,582
01/01/2016 to 12/31/2016	$12.47	$12.81	113,680

A 95

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02	$10.05	0
01/01/2012 to 12/31/2012	$10.05	$10.49	0
01/01/2013 to 12/31/2013	$10.49	$9.98	0
01/01/2014 to 12/31/2014	$9.98	$10.31	0
01/01/2015 to 12/31/2015	$10.31	$10.01	0
01/01/2016 to 12/31/2016	$10.01	$10.16	0
AST Prudential Growth Allocation Portfolio
06/30/2008 to 12/31/2008	$10.15	$6.52	78,978
01/01/2009 to 12/31/2009	$6.52	$8.00	126,180
01/01/2010 to 12/31/2010	$8.00	$9.27	95,788
01/01/2011 to 12/31/2011	$9.27	$8.47	83,804
01/01/2012 to 12/31/2012	$8.47	$9.31	77,872
01/01/2013 to 12/31/2013	$9.31	$10.62	58,705
01/01/2014 to 12/31/2014	$10.62	$11.29	66,593
01/01/2015 to 12/31/2015	$11.29	$10.93	100,055
01/01/2016 to 12/31/2016	$10.93	$11.72	91,828
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$10.00	$11.60	0
01/01/2014 to 12/31/2014	$11.60	$13.02	0
01/01/2015 to 12/31/2015	$13.02	$12.88	0
01/01/2016 to 12/31/2016	$12.88	$13.91	0
AST QMA US Equity Alpha Portfolio
06/30/2008 to 12/31/2008	$9.89	$6.72	0
01/01/2009 to 12/31/2009	$6.72	$7.97	0
01/01/2010 to 12/31/2010	$7.97	$8.93	0
01/01/2011 to 12/31/2011	$8.93	$9.00	0
01/01/2012 to 12/31/2012	$9.00	$10.41	0
01/01/2013 to 12/31/2013	$10.41	$13.43	0
01/01/2014 to 12/31/2014	$13.43	$15.33	0
01/01/2015 to 12/31/2015	$15.33	$15.39	0
01/01/2016 to 12/31/2016	$15.39	$17.22	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$10.00	$8.84	0
01/01/2012 to 12/31/2012	$8.84	$9.74	0
01/01/2013 to 12/31/2013	$9.74	$11.62	0
01/01/2014 to 12/31/2014	$11.62	$12.05	0
01/01/2015 to 12/31/2015	$12.05	$11.76	0
01/01/2016 to 12/31/2016	$11.76	$12.17	0
AST RCM World Trends Portfolio
06/30/2008 to 12/31/2008	$9.29	$7.08	61,969
01/01/2009 to 12/31/2009	$7.08	$8.50	91,904
01/01/2010 to 12/31/2010	$8.50	$9.27	51,483
01/01/2011 to 12/31/2011	$9.27	$8.86	41,606
01/01/2012 to 12/31/2012	$8.86	$9.52	38,888
01/01/2013 to 12/31/2013	$9.52	$10.43	27,076
01/01/2014 to 12/31/2014	$10.43	$10.68	26,276
01/01/2015 to 12/31/2015	$10.68	$10.38	28,141
01/01/2016 to 12/31/2016	$10.38	$10.60	22,923

A 96

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Schroders Global Tactical Portfolio
06/30/2008 to 12/31/2008	$10.28	$7.25	16,806
01/01/2009 to 12/31/2009	$7.25	$8.96	9,779
01/01/2010 to 12/31/2010	$8.96	$9.98	9,843
01/01/2011 to 12/31/2011	$9.98	$9.49	6,926
01/01/2012 to 12/31/2012	$9.49	$10.71	4,694
01/01/2013 to 12/31/2013	$10.71	$12.32	3,817
01/01/2014 to 12/31/2014	$12.32	$12.65	5,379
01/01/2015 to 12/31/2015	$12.65	$12.25	12,144
01/01/2016 to 12/31/2016	$12.25	$12.75	9,869
AST Schroders Multi-Asset World Strategies Portfolio
06/30/2008 to 12/31/2008	$10.79	$7.88	8,027
01/01/2009 to 12/31/2009	$7.88	$9.78	19,627
01/01/2010 to 12/31/2010	$9.78	$10.66	12,716
01/01/2011 to 12/31/2011	$10.66	$10.03	14,719
01/01/2012 to 12/31/2012	$10.03	$10.86	19,103
01/01/2013 to 12/31/2013	$10.86	$12.10	11,222
01/01/2014 to 12/31/2014	$12.10	$12.14	13,005
01/01/2015 to 10/16/2015	$12.14	$11.72	0
AST Small-Cap Growth Opportunities Portfolio
06/30/2008 to 12/31/2008	$10.61	$7.05	926
01/01/2009 to 12/31/2009	$7.05	$9.11	4,101
01/01/2010 to 12/31/2010	$9.11	$11.76	3,659
01/01/2011 to 12/31/2011	$11.76	$9.96	2,792
01/01/2012 to 12/31/2012	$9.96	$11.64	2,747
01/01/2013 to 12/31/2013	$11.64	$15.97	2,094
01/01/2014 to 12/31/2014	$15.97	$16.32	1,876
01/01/2015 to 12/31/2015	$16.32	$16.11	1,654
01/01/2016 to 12/31/2016	$16.11	$16.90	90
AST Small-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$11.10	$7.50	729
01/01/2009 to 12/31/2009	$7.50	$9.78	350
01/01/2010 to 12/31/2010	$9.78	$12.99	406
01/01/2011 to 12/31/2011	$12.99	$12.53	172
01/01/2012 to 12/31/2012	$12.53	$13.69	222
01/01/2013 to 12/31/2013	$13.69	$18.03	540
01/01/2014 to 12/31/2014	$18.03	$18.23	535
01/01/2015 to 12/31/2015	$18.23	$17.90	277
01/01/2016 to 12/31/2016	$17.90	$19.54	215
AST Small-Cap Value Portfolio
06/30/2008 to 12/31/2008	$10.32	$7.77	1,446
01/01/2009 to 12/31/2009	$7.77	$9.61	4,575
01/01/2010 to 12/31/2010	$9.61	$11.80	3,595
01/01/2011 to 12/31/2011	$11.80	$10.80	2,958
01/01/2012 to 12/31/2012	$10.80	$12.43	3,073
01/01/2013 to 12/31/2013	$12.43	$16.64	2,235
01/01/2014 to 12/31/2014	$16.64	$17.06	2,107
01/01/2015 to 12/31/2015	$17.06	$15.90	1,834
01/01/2016 to 12/31/2016	$15.90	$20.01	346

A 97

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.78	$8.41	55,303
01/01/2009 to 12/31/2009	$8.41	$10.16	50,159
01/01/2010 to 12/31/2010	$10.16	$11.04	39,599
01/01/2011 to 12/31/2011	$11.04	$10.97	34,776
01/01/2012 to 12/31/2012	$10.97	$12.13	28,490
01/01/2013 to 12/31/2013	$12.13	$13.80	24,367
01/01/2014 to 12/31/2014	$13.80	$14.23	22,415
01/01/2015 to 12/31/2015	$14.23	$13.87	25,317
01/01/2016 to 12/31/2016	$13.87	$14.53	17,442
AST T. Rowe Price Equity Income Portfolio
06/30/2008 to 12/31/2008	$9.25	$6.43	168
01/01/2009 to 12/31/2009	$6.43	$7.75	80
01/01/2010 to 12/31/2010	$7.75	$8.55	274
01/01/2011 to 12/31/2011	$8.55	$8.19	180
01/01/2012 to 12/31/2012	$8.19	$9.35	226
01/01/2013 to 12/31/2013	$9.35	$11.81	223
01/01/2014 to 12/31/2014	$11.81	$12.37	177
01/01/2015 to 10/16/2015	$12.37	$11.38	0
AST T. Rowe Price Large-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$11.68	$7.55	1,837
01/01/2009 to 12/31/2009	$7.55	$11.28	5,735
01/01/2010 to 12/31/2010	$11.28	$12.72	5,086
01/01/2011 to 12/31/2011	$12.72	$12.18	3,744
01/01/2012 to 12/31/2012	$12.18	$13.95	3,473
01/01/2013 to 12/31/2013	$13.95	$19.57	3,071
01/01/2014 to 12/31/2014	$19.57	$20.65	2,768
01/01/2015 to 12/31/2015	$20.65	$22.04	2,243
01/01/2016 to 12/31/2016	$22.04	$22.05	147
AST T. Rowe Price Natural Resources Portfolio
06/30/2008 to 12/31/2008	$20.28	$8.76	14,678
01/01/2009 to 12/31/2009	$8.76	$12.74	12,194
01/01/2010 to 12/31/2010	$12.74	$14.95	7,341
01/01/2011 to 12/31/2011	$14.95	$12.39	3,897
01/01/2012 to 12/31/2012	$12.39	$12.50	5,051
01/01/2013 to 12/31/2013	$12.50	$14.05	549
01/01/2014 to 12/31/2014	$14.05	$12.54	973
01/01/2015 to 12/31/2015	$12.54	$9.86	711
01/01/2016 to 12/31/2016	$9.86	$11.97	414
AST Templeton Global Bond Portfolio
06/30/2008 to 12/31/2008	$10.48	$9.85	8,317
01/01/2009 to 12/31/2009	$9.85	$10.75	4,871
01/01/2010 to 12/31/2010	$10.75	$11.07	1,466
01/01/2011 to 12/31/2011	$11.07	$11.23	1,319
01/01/2012 to 12/31/2012	$11.23	$11.51	1,452
01/01/2013 to 12/31/2013	$11.51	$10.79	502
01/01/2014 to 12/31/2014	$10.79	$10.57	392
01/01/2015 to 12/31/2015	$10.57	$9.82	211
01/01/2016 to 12/31/2016	$9.82	$9.98	168

A 98

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$10.60	$7.58	644
01/01/2009 to 12/31/2009	$7.58	$8.74	6,463
01/01/2010 to 12/31/2010	$8.74	$9.57	5,817
01/01/2011 to 12/31/2011	$9.57	$9.27	4,819
01/01/2012 to 12/31/2012	$9.27	$10.24	4,719
01/01/2013 to 12/31/2013	$10.24	$13.43	3,706
01/01/2014 to 12/31/2014	$13.43	$13.28	3,359
01/01/2015 to 12/31/2015	$13.28	$12.15	3,032
01/01/2016 to 12/31/2016	$12.15	$12.56	0
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
06/30/2008 to 12/31/2008	$10.56	$6.89	17,449
01/01/2009 to 12/31/2009	$6.89	$9.32	755
01/01/2010 to 12/31/2010	$9.32	$11.22	214
01/01/2011 to 12/31/2011	$11.22	$10.56	458
01/01/2012 to 12/31/2012	$10.56	$12.17	648
01/01/2013 to 12/31/2013	$12.17	$15.70	339
01/01/2014 to 12/31/2014	$15.70	$17.58	380
01/01/2015 to 12/31/2015	$17.58	$15.99	287
01/01/2016 to 12/31/2016	$15.99	$17.76	322
AST Wellington Management Hedged Equity Portfolio
06/30/2008 to 12/31/2008	$10.37	$6.75	12,663
01/01/2009 to 12/31/2009	$6.75	$8.44	8,804
01/01/2010 to 12/31/2010	$8.44	$9.42	4,362
01/01/2011 to 12/31/2011	$9.42	$8.86	10,231
01/01/2012 to 12/31/2012	$8.86	$9.58	9,608
01/01/2013 to 12/31/2013	$9.58	$11.24	3,395
01/01/2014 to 12/31/2014	$11.24	$11.56	5,049
01/01/2015 to 12/31/2015	$11.56	$11.18	3,300
01/01/2016 to 12/31/2016	$11.18	$11.60	7,000
AST Western Asset Core Plus Bond Portfolio
06/30/2008 to 12/31/2008	$10.01	$9.20	10,755
01/01/2009 to 12/31/2009	$9.20	$10.01	24,626
01/01/2010 to 12/31/2010	$10.01	$10.51	19,076
01/01/2011 to 12/31/2011	$10.51	$10.85	16,479
01/01/2012 to 12/31/2012	$10.85	$11.40	15,820
01/01/2013 to 12/31/2013	$11.40	$10.93	15,713
01/01/2014 to 12/31/2014	$10.93	$11.42	14,700
01/01/2015 to 12/31/2015	$11.42	$11.26	12,685
01/01/2016 to 12/31/2016	$11.26	$11.53	1,242
Evergreen VA Growth Fund
06/30/2008 to 12/31/2008	$11.33	$7.62	0
01/01/2009 to 12/31/2009	$7.62	$10.37	0
01/01/2010 to 07/16/2010	$10.37	$10.10	0
Evergreen VA International Equity Fund
06/30/2008 to 12/31/2008	$12.86	$8.36	0
01/01/2009 to 12/31/2009	$8.36	$9.44	2,476
01/01/2010 to 07/16/2010	$9.44	$8.92	0
Evergreen VA Omega Fund
06/30/2008 to 12/31/2008	$10.67	$8.41	103
01/01/2009 to 12/31/2009	$8.41	$11.79	251
01/01/2010 to 07/16/2010	$11.79	$10.96	0

A 99

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
First Trust Target Focus Four Portfolio
06/30/2008 to 12/31/2008	$8.40	$5.58	0
01/01/2009 to 12/31/2009	$5.58	$6.99	292
01/01/2010 to 12/31/2010	$6.99	$8.11	615
01/01/2011 to 12/31/2011	$8.11	$7.03	0
01/01/2012 to 12/31/2012	$7.03	$7.80	0
01/01/2013 to 12/31/2013	$7.80	$9.96	0
01/01/2014 to 04/25/2014	$9.96	$10.23	0
Franklin Templeton VIP Founding Funds Allocation Fund
06/30/2008 to 12/31/2008	$9.26	$6.60	131,309
01/01/2009 to 12/31/2009	$6.60	$8.36	118,381
01/01/2010 to 12/31/2010	$8.36	$8.98	70,446
01/01/2011 to 12/31/2011	$8.98	$8.60	68,819
01/01/2012 to 09/21/2012	$8.60	$9.57	0
Global Dividend Target 15 Portfolio
06/30/2008 to 12/31/2008	$13.20	$9.01	1,196
01/01/2009 to 12/31/2009	$9.01	$12.38	2,218
01/01/2010 to 12/31/2010	$12.38	$13.23	410
01/01/2011 to 12/31/2011	$13.23	$11.92	469
01/01/2012 to 12/31/2012	$11.92	$14.56	542
01/01/2013 to 12/31/2013	$14.56	$16.22	21
01/01/2014 to 04/25/2014	$16.22	$15.82	0
Invesco V.I. Capital Development Fund - Series I
04/29/2011* to 12/31/2011	$10.03	$8.12	103
01/01/2012 to 04/27/2012	$8.12	$9.17	0
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99	$9.06	587
01/01/2012 to 12/31/2012	$9.06	$10.48	486
01/01/2013 to 12/31/2013	$10.48	$13.37	0
01/01/2014 to 12/31/2014	$13.37	$14.70	0
01/01/2015 to 12/31/2015	$14.70	$14.61	0
01/01/2016 to 12/31/2016	$14.61	$16.34	0
Invesco V.I. Dynamics Fund - Series I
06/30/2008 to 12/31/2008	$11.64	$6.77	221
01/01/2009 to 12/31/2009	$6.77	$9.39	2,643
01/01/2010 to 12/31/2010	$9.39	$11.33	135
01/01/2011 to 04/29/2011	$11.33	$12.57	0
Invesco V.I. Financial Services Fund - Series I
06/30/2008 to 12/31/2008	$6.18	$3.62	3,450
01/01/2009 to 12/31/2009	$3.62	$4.49	1,978
01/01/2010 to 12/31/2010	$4.49	$4.82	1,651
01/01/2011 to 04/29/2011	$4.82	$5.07	0
Invesco V.I. Global Health Care Fund - Series I
06/30/2008 to 12/31/2008	$11.06	$8.60	1,326
01/01/2009 to 12/31/2009	$8.60	$10.70	3,079
01/01/2010 to 12/31/2010	$10.70	$10.97	771
01/01/2011 to 12/31/2011	$10.97	$11.11	532
01/01/2012 to 12/31/2012	$11.11	$13.08	409
01/01/2013 to 12/31/2013	$13.08	$17.90	0
01/01/2014 to 12/31/2014	$17.90	$20.87	0
01/01/2015 to 12/31/2015	$20.87	$20.97	0
01/01/2016 to 12/31/2016	$20.97	$18.08	0

A 100

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.05	$9.70	0
01/01/2013 to 12/31/2013	$9.70	$12.95	0
01/01/2014 to 12/31/2014	$12.95	$13.62	0
01/01/2015 to 12/31/2015	$13.62	$13.43	0
01/01/2016 to 12/31/2016	$13.43	$13.18	0
Invesco V.I. Technology Fund - Series I
06/30/2008 to 12/31/2008	$10.41	$6.49	0
01/01/2009 to 12/31/2009	$6.49	$9.95	0
01/01/2010 to 12/31/2010	$9.95	$11.75	0
01/01/2011 to 12/31/2011	$11.75	$10.87	0
01/01/2012 to 12/31/2012	$10.87	$11.78	0
01/01/2013 to 12/31/2013	$11.78	$14.36	0
01/01/2014 to 12/31/2014	$14.36	$15.53	0
01/01/2015 to 12/31/2015	$15.53	$16.16	0
01/01/2016 to 12/31/2016	$16.16	$15.62	0
NASDAQ Target 15 Portfolio
06/30/2008 to 12/31/2008	$10.80	$6.48	0
01/01/2009 to 12/31/2009	$6.48	$7.39	0
01/01/2010 to 12/31/2010	$7.39	$9.38	0
01/01/2011 to 12/31/2011	$9.38	$9.26	0
01/01/2012 to 12/31/2012	$9.26	$10.19	0
01/01/2013 to 12/31/2013	$10.19	$14.76	0
01/01/2014 to 04/25/2014	$14.76	$14.67	0
NVIT Developing Markets Fund
06/30/2008 to 12/31/2008	$19.13	$9.00	1,371
01/01/2009 to 12/31/2009	$9.00	$14.22	355
01/01/2010 to 12/31/2010	$14.22	$16.08	743
01/01/2011 to 12/31/2011	$16.08	$12.15	945
01/01/2012 to 12/31/2012	$12.15	$13.82	1,098
01/01/2013 to 12/31/2013	$13.82	$13.47	187
01/01/2014 to 12/31/2014	$13.47	$12.35	378
01/01/2015 to 12/31/2015	$12.35	$10.07	276
01/01/2016 to 08/05/2016	$10.07	$10.97	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.13	$9.69	153
Prudential SP International Growth Portfolio
06/30/2008 to 12/31/2008	$13.40	$7.45	0
01/01/2009 to 12/31/2009	$7.45	$9.95	0
01/01/2010 to 12/31/2010	$9.95	$11.05	0
01/01/2011 to 12/31/2011	$11.05	$9.16	0
01/01/2012 to 12/31/2012	$9.16	$10.92	0
01/01/2013 to 12/31/2013	$10.92	$12.64	0
01/01/2014 to 12/31/2014	$12.64	$11.61	0
01/01/2015 to 12/31/2015	$11.61	$11.69	0
01/01/2016 to 12/31/2016	$11.69	$10.98	0
S&P Target 24 Portfolio
06/30/2008 to 12/31/2008	$9.20	$7.51	0
01/01/2009 to 12/31/2009	$7.51	$8.32	2,776
01/01/2010 to 12/31/2010	$8.32	$9.66	0
01/01/2011 to 12/31/2011	$9.66	$10.22	0
01/01/2012 to 12/31/2012	$10.22	$10.89	0
01/01/2013 to 12/31/2013	$10.89	$15.08	0
01/01/2014 to 04/25/2014	$15.08	$14.84	0

A 101

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Target Managed VIP Portfolio
06/30/2008 to 12/31/2008	$10.23	$6.51	0
01/01/2009 to 12/31/2009	$6.51	$7.17	54
01/01/2010 to 12/31/2010	$7.17	$8.32	89
01/01/2011 to 12/31/2011	$8.32	$7.97	53
01/01/2012 to 12/31/2012	$7.97	$8.77	0
01/01/2013 to 12/31/2013	$8.77	$11.60	0
01/01/2014 to 04/25/2014	$11.60	$11.49	0
The DOW DART 10 Portfolio
06/30/2008 to 12/31/2008	$9.71	$7.98	0
01/01/2009 to 12/31/2009	$7.98	$8.86	0
01/01/2010 to 12/31/2010	$8.86	$10.08	0
01/01/2011 to 12/31/2011	$10.08	$10.57	0
01/01/2012 to 12/31/2012	$10.57	$11.40	0
01/01/2013 to 12/31/2013	$11.40	$14.53	0
01/01/2014 to 04/25/2014	$14.53	$14.26	0
The DOW Target Dividend Portfolio
06/30/2008 to 12/31/2008	$7.94	$6.36	222
01/01/2009 to 12/31/2009	$6.36	$7.07	9,951
01/01/2010 to 12/31/2010	$7.07	$8.03	4,371
01/01/2011 to 12/31/2011	$8.03	$8.29	3,575
01/01/2012 to 12/31/2012	$8.29	$8.52	3,705
01/01/2013 to 12/31/2013	$8.52	$10.64	1,065
01/01/2014 to 04/25/2014	$10.64	$10.97	0
Value Line Target 25 Portfolio
06/30/2008 to 12/31/2008	$12.36	$5.66	0
01/01/2009 to 12/31/2009	$5.66	$5.90	0
01/01/2010 to 12/31/2010	$5.90	$7.50	0
01/01/2011 to 12/31/2011	$7.50	$5.50	0
01/01/2012 to 12/31/2012	$5.50	$6.50	0
01/01/2013 to 12/31/2013	$6.50	$8.32	0
01/01/2014 to 04/25/2014	$8.32	$8.85	0
Wells Fargo Advantage VT Equity Income
06/30/2008 to 12/31/2008	$9.90	$7.24	0
01/01/2009 to 12/31/2009	$7.24	$8.24	0
01/01/2010 to 07/16/2010	$8.24	$7.87	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$8.93	$10.75	0
01/01/2011 to 12/31/2011	$10.75	$9.13	0
01/01/2012 to 12/31/2012	$9.13	$10.11	0
01/01/2013 to 12/31/2013	$10.11	$11.81	0
01/01/2014 to 12/31/2014	$11.81	$10.89	0
01/01/2015 to 12/31/2015	$10.89	$10.85	0
01/01/2016 to 12/31/2016	$10.85	$10.92	0
Wells Fargo VT Intrinsic Value Fund - Class 2
07/16/2010* to 12/31/2010	$7.87	$9.13	67
01/01/2011 to 12/31/2011	$9.13	$8.71	100
01/01/2012 to 12/31/2012	$8.71	$10.13	111
01/01/2013 to 12/31/2013	$10.13	$12.86	24
01/01/2014 to 12/31/2014	$12.86	$13.81	60
01/01/2015 to 12/31/2015	$13.81	$13.38	39
01/01/2016 to 04/29/2016	$13.38	$13.36	0

A 102

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.96	$13.76	177
01/01/2011 to 12/31/2011	$13.76	$12.68	168
01/01/2012 to 12/31/2012	$12.68	$14.92	209
01/01/2013 to 12/31/2013	$14.92	$20.37	17
01/01/2014 to 12/31/2014	$20.37	$20.65	44
01/01/2015 to 12/31/2015	$20.65	$20.44	28
01/01/2016 to 12/31/2016	$20.44	$20.06	15
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59	$12.19	0
01/01/2011 to 12/31/2011	$12.19	$11.36	0
01/01/2012 to 12/31/2012	$11.36	$11.96	0
01/01/2013 to 12/31/2013	$11.96	$17.54	0
01/01/2014 to 12/31/2014	$17.54	$16.80	0
01/01/2015 to 12/31/2015	$16.80	$15.93	0
01/01/2016 to 12/31/2016	$15.93	$16.78	0
*Denotes the start date of these sub-accounts

A 103

ADVANCED SERIES XTRA CREDIT EIGHTSM ("XT8")
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Lifetime Five and HDV or Lifetime Five and Combo 5% Roll-UP/HAV or Highest Daily LT5 and Highest Daily LT5 and Combo 5% Roll-UP/HAV OR HD GRO 60 bps and Combo DB OR HD GRO 60 bps, EBP and HAV OR GRO Plus 2008 60 bps and Combo DB OR GRO Plus 2008 60 bps, EBP and HAV (2.85%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.00	$7.32	40,353
01/01/2009 to 12/31/2009	$7.32	$8.84	64,398
01/01/2010 to 12/31/2010	$8.84	$9.62	61,672
01/01/2011 to 12/31/2011	$9.62	$9.10	50,866
01/01/2012 to 12/31/2012	$9.10	$9.95	49,044
01/01/2013 to 12/31/2013	$9.95	$10.63	45,838
01/01/2014 to 12/31/2014	$10.63	$10.72	26,827
01/01/2015 to 12/31/2015	$10.72	$10.08	22,921
01/01/2016 to 12/31/2016	$10.08	$10.41	23,241
AST Advanced Strategies Portfolio
06/30/2008 to 12/31/2008	$10.00	$7.33	39,700
01/01/2009 to 12/31/2009	$7.33	$8.99	24,535
01/01/2010 to 12/31/2010	$8.99	$9.93	20,248
01/01/2011 to 12/31/2011	$9.93	$9.66	17,428
01/01/2012 to 12/31/2012	$9.66	$10.66	14,677
01/01/2013 to 12/31/2013	$10.66	$12.07	14,492
01/01/2014 to 12/31/2014	$12.07	$12.44	11,175
01/01/2015 to 12/31/2015	$12.44	$12.19	14,398
01/01/2016 to 12/31/2016	$12.19	$12.68	11,456
AST American Century Income & Growth Portfolio
06/30/2008 to 12/31/2008	$10.03	$7.33	0
01/01/2009 to 12/31/2009	$7.33	$8.39	0
01/01/2010 to 12/31/2010	$8.39	$9.28	0
01/01/2011 to 12/31/2011	$9.28	$9.33	197
01/01/2012 to 05/04/2012	$9.33	$10.10	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$10.00	$11.54	0
01/01/2014 to 12/31/2014	$11.54	$12.69	0
01/01/2015 to 12/31/2015	$12.69	$12.54	0
01/01/2016 to 12/31/2016	$12.54	$13.49	0
AST Balanced Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.00	$7.54	48,464
01/01/2009 to 12/31/2009	$7.54	$9.03	58,154
01/01/2010 to 12/31/2010	$9.03	$9.85	50,373
01/01/2011 to 12/31/2011	$9.85	$9.45	45,556
01/01/2012 to 12/31/2012	$9.45	$10.33	38,415
01/01/2013 to 12/31/2013	$10.33	$11.81	37,407
01/01/2014 to 12/31/2014	$11.81	$12.22	35,110
01/01/2015 to 12/31/2015	$12.22	$11.93	34,748
01/01/2016 to 12/31/2016	$11.93	$12.32	28,738
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$10.00	$9.09	0
01/01/2012 to 12/31/2012	$9.09	$9.88	0
01/01/2013 to 12/31/2013	$9.88	$10.64	0
01/01/2014 to 12/31/2014	$10.64	$10.85	0
01/01/2015 to 12/31/2015	$10.85	$10.22	1,792
01/01/2016 to 12/31/2016	$10.22	$10.62	1,526

A 104

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$10.00	$10.41	0
01/01/2014 to 12/31/2014	$10.41	$10.48	6,334
01/01/2015 to 12/31/2015	$10.48	$10.21	0
01/01/2016 to 12/31/2016	$10.21	$10.55	0
AST BlackRock Low Duration Bond Portfolio
06/30/2008 to 12/31/2008	$9.99	$9.71	0
01/01/2009 to 12/31/2009	$9.71	$10.40	0
01/01/2010 to 12/31/2010	$10.40	$10.50	0
01/01/2011 to 12/31/2011	$10.50	$10.43	0
01/01/2012 to 12/31/2012	$10.43	$10.60	0
01/01/2013 to 12/31/2013	$10.60	$10.08	0
01/01/2014 to 12/31/2014	$10.08	$9.78	0
01/01/2015 to 12/31/2015	$9.78	$9.55	0
01/01/2016 to 12/31/2016	$9.55	$9.43	0
AST BlackRock/Loomis Sayles Bond Portfolio
06/30/2008 to 12/31/2008	$9.99	$9.50	0
01/01/2009 to 12/31/2009	$9.50	$10.76	0
01/01/2010 to 12/31/2010	$10.76	$11.26	0
01/01/2011 to 12/31/2011	$11.26	$11.28	326
01/01/2012 to 12/31/2012	$11.28	$11.98	163
01/01/2013 to 12/31/2013	$11.98	$11.43	1,156
01/01/2014 to 12/31/2014	$11.43	$11.57	1,137
01/01/2015 to 12/31/2015	$11.57	$11.00	0
01/01/2016 to 12/31/2016	$11.00	$11.14	636
AST Bond Portfolio 2015
06/30/2008 to 12/31/2008	$10.04	$11.64	0
01/01/2009 to 12/31/2009	$11.64	$11.26	0
01/01/2010 to 12/31/2010	$11.26	$11.97	0
01/01/2011 to 12/31/2011	$11.97	$12.37	0
01/01/2012 to 12/31/2012	$12.37	$12.38	0
01/01/2013 to 12/31/2013	$12.38	$11.99	0
01/01/2014 to 12/31/2014	$11.99	$11.63	0
01/01/2015 to 12/31/2015	$11.63	$11.27	0
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$10.00	$9.28	0
01/01/2010 to 12/31/2010	$9.28	$9.97	0
01/01/2011 to 12/31/2011	$9.97	$10.62	0
01/01/2012 to 12/31/2012	$10.62	$10.74	0
01/01/2013 to 12/31/2013	$10.74	$10.37	0
01/01/2014 to 12/31/2014	$10.37	$10.12	0
01/01/2015 to 12/31/2015	$10.12	$9.81	0
01/01/2016 to 12/31/2016	$9.81	$9.57	0
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$10.00	$10.65	0
01/01/2011 to 12/31/2011	$10.65	$11.53	0
01/01/2012 to 12/31/2012	$11.53	$11.77	0
01/01/2013 to 12/31/2013	$11.77	$11.20	0
01/01/2014 to 12/31/2014	$11.20	$11.04	0
01/01/2015 to 12/31/2015	$11.04	$10.74	0
01/01/2016 to 12/31/2016	$10.74	$10.55	0

A 105

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2018
06/30/2008 to 12/31/2008	$10.06	$12.46	0
01/01/2009 to 12/31/2009	$12.46	$11.37	0
01/01/2010 to 12/31/2010	$11.37	$12.28	0
01/01/2011 to 12/31/2011	$12.28	$13.56	7,464
01/01/2012 to 12/31/2012	$13.56	$13.92	9,078
01/01/2013 to 12/31/2013	$13.92	$13.10	7,168
01/01/2014 to 12/31/2014	$13.10	$13.06	7,462
01/01/2015 to 12/31/2015	$13.06	$12.80	7,654
01/01/2016 to 12/31/2016	$12.80	$12.63	7,649
AST Bond Portfolio 2019
06/30/2008 to 12/31/2008	$10.08	$12.53	0
01/01/2009 to 12/31/2009	$12.53	$11.24	0
01/01/2010 to 12/31/2010	$11.24	$12.16	0
01/01/2011 to 12/31/2011	$12.16	$13.70	0
01/01/2012 to 12/31/2012	$13.70	$14.09	1,756
01/01/2013 to 12/31/2013	$14.09	$13.02	3,683
01/01/2014 to 12/31/2014	$13.02	$13.19	3,682
01/01/2015 to 12/31/2015	$13.19	$12.95	5,292
01/01/2016 to 12/31/2016	$12.95	$12.77	6,030
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$10.00	$8.69	0
01/01/2010 to 12/31/2010	$8.69	$9.45	4,231
01/01/2011 to 12/31/2011	$9.45	$10.89	9,980
01/01/2012 to 12/31/2012	$10.89	$11.25	0
01/01/2013 to 12/31/2013	$11.25	$10.22	0
01/01/2014 to 12/31/2014	$10.22	$10.54	0
01/01/2015 to 12/31/2015	$10.54	$10.39	715
01/01/2016 to 12/31/2016	$10.39	$10.30	917
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$10.00	$10.89	0
01/01/2011 to 12/31/2011	$10.89	$12.73	0
01/01/2012 to 12/31/2012	$12.73	$13.21	0
01/01/2013 to 12/31/2013	$13.21	$11.93	0
01/01/2014 to 12/31/2014	$11.93	$12.48	0
01/01/2015 to 12/31/2015	$12.48	$12.34	0
01/01/2016 to 12/31/2016	$12.34	$12.24	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$10.00	$11.89	0
01/01/2012 to 12/31/2012	$11.89	$12.23	7,015
01/01/2013 to 12/31/2013	$12.23	$10.72	0
01/01/2014 to 12/31/2014	$10.72	$11.50	0
01/01/2015 to 12/31/2015	$11.50	$11.40	0
01/01/2016 to 12/31/2016	$11.40	$11.28	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$10.00	$10.29	0
01/01/2013 to 12/31/2013	$10.29	$8.97	13,011
01/01/2014 to 12/31/2014	$8.97	$9.82	7,794
01/01/2015 to 12/31/2015	$9.82	$9.80	0
01/01/2016 to 12/31/2016	$9.80	$9.70	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$10.00	$8.66	0
01/01/2014 to 12/31/2014	$8.66	$9.64	421
01/01/2015 to 12/31/2015	$9.64	$9.63	228
01/01/2016 to 12/31/2016	$9.63	$9.53	0

A 106

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$10.00	$11.18	0
01/01/2015 to 12/31/2015	$11.18	$11.08	2,622
01/01/2016 to 12/31/2016	$11.08	$11.03	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$10.00	$9.83	0
01/01/2016 to 12/31/2016	$9.83	$9.75	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$10.00	$9.77	0
AST Capital Growth Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.00	$7.10	121,700
01/01/2009 to 12/31/2009	$7.10	$8.64	127,352
01/01/2010 to 12/31/2010	$8.64	$9.52	117,091
01/01/2011 to 12/31/2011	$9.52	$9.02	35,520
01/01/2012 to 12/31/2012	$9.02	$9.97	39,342
01/01/2013 to 12/31/2013	$9.97	$11.88	111,734
01/01/2014 to 12/31/2014	$11.88	$12.35	124,856
01/01/2015 to 12/31/2015	$12.35	$12.06	122,390
01/01/2016 to 12/31/2016	$12.06	$12.52	109,996
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$10.00	$11.54	0
01/01/2014 to 12/31/2014	$11.54	$12.74	0
01/01/2015 to 12/31/2015	$12.74	$11.93	0
01/01/2016 to 12/31/2016	$11.93	$13.32	0
AST Cohen & Steers Realty Portfolio
06/30/2008 to 12/31/2008	$10.02	$6.60	1,599
01/01/2009 to 12/31/2009	$6.60	$8.46	4,763
01/01/2010 to 12/31/2010	$8.46	$10.57	518
01/01/2011 to 12/31/2011	$10.57	$10.95	0
01/01/2012 to 12/31/2012	$10.95	$12.27	0
01/01/2013 to 12/31/2013	$12.27	$12.29	0
01/01/2014 to 12/31/2014	$12.29	$15.63	0
01/01/2015 to 12/31/2015	$15.63	$15.92	0
01/01/2016 to 12/31/2016	$15.92	$16.21	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$10.00	$9.61	0
01/01/2014 to 12/31/2014	$9.61	$9.81	1,892
01/01/2015 to 12/31/2015	$9.81	$9.52	47,498
01/01/2016 to 12/31/2016	$9.52	$9.67	470
AST FI Pyramis® Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$9.99	$7.83	24,994
01/01/2009 to 12/31/2009	$7.83	$9.23	6,230
01/01/2010 to 12/31/2010	$9.23	$10.16	6,250
01/01/2011 to 12/31/2011	$10.16	$9.62	6,116
01/01/2012 to 12/31/2012	$9.62	$10.62	6,218
01/01/2013 to 12/31/2013	$10.62	$12.31	6,059
01/01/2014 to 12/31/2014	$12.31	$12.64	5,940
01/01/2015 to 10/16/2015	$12.64	$12.49	0

A 107

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST FI Pyramis® Quantitative Portfolio
06/30/2008 to 12/31/2008	$9.96	$7.29	11,006
01/01/2009 to 12/31/2009	$7.29	$8.77	38,264
01/01/2010 to 12/31/2010	$8.77	$9.74	36,799
01/01/2011 to 12/31/2011	$9.74	$9.32	36,624
01/01/2012 to 12/31/2012	$9.32	$10.02	27,731
01/01/2013 to 12/31/2013	$10.02	$11.17	26,668
01/01/2014 to 12/31/2014	$11.17	$11.20	23,200
01/01/2015 to 12/31/2015	$11.20	$10.98	26,876
01/01/2016 to 12/31/2016	$10.98	$11.13	21,608
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$10.00	$7.43	19,030
01/01/2009 to 11/13/2009	$7.43	$8.22	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$10.00	$10.66	18,037
01/01/2013 to 12/31/2013	$10.66	$12.89	19,801
01/01/2014 to 12/31/2014	$12.89	$12.92	17,803
01/01/2015 to 10/16/2015	$12.92	$12.26	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$10.00	$10.73	0
01/01/2014 to 12/31/2014	$10.73	$10.69	0
01/01/2015 to 10/16/2015	$10.69	$10.10	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17	$6.08	0
01/01/2009 to 12/31/2009	$6.08	$7.98	0
01/01/2010 to 12/31/2010	$7.98	$9.32	0
01/01/2011 to 12/31/2011	$9.32	$8.60	0
01/01/2012 to 12/31/2012	$8.60	$10.59	0
01/01/2013 to 12/31/2013	$10.59	$10.74	0
01/01/2014 to 12/31/2014	$10.74	$11.88	0
01/01/2015 to 12/31/2015	$11.88	$11.53	0
01/01/2016 to 12/31/2016	$11.53	$11.30	0
AST Goldman Sachs Concentrated Growth Portfolio
06/30/2008 to 12/31/2008	$9.97	$6.23	0
01/01/2009 to 12/31/2009	$6.23	$9.04	0
01/01/2010 to 12/31/2010	$9.04	$9.68	0
01/01/2011 to 12/31/2011	$9.68	$9.03	0
01/01/2012 to 12/31/2012	$9.03	$10.51	0
01/01/2013 to 12/31/2013	$10.51	$13.25	0
01/01/2014 to 02/07/2014	$13.25	$13.02	0
AST Goldman Sachs Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$9.97	$7.01	3,174
01/01/2009 to 12/31/2009	$7.01	$8.11	10,092
01/01/2010 to 12/31/2010	$8.11	$8.90	1,213
01/01/2011 to 12/31/2011	$8.90	$8.17	0
01/01/2012 to 12/31/2012	$8.17	$9.50	0
01/01/2013 to 12/31/2013	$9.50	$12.32	12,771
01/01/2014 to 12/31/2014	$12.32	$13.54	12,696
01/01/2015 to 12/31/2015	$13.54	$12.55	12,203
01/01/2016 to 12/31/2016	$12.55	$13.60	14,789

A 108

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$9.95	$6.07	0
01/01/2009 to 12/31/2009	$6.07	$9.27	0
01/01/2010 to 12/31/2010	$9.27	$10.79	0
01/01/2011 to 12/31/2011	$10.79	$10.17	178
01/01/2012 to 12/31/2012	$10.17	$11.81	0
01/01/2013 to 12/31/2013	$11.81	$15.17	0
01/01/2014 to 12/31/2014	$15.17	$16.44	0
01/01/2015 to 12/31/2015	$16.44	$15.06	0
01/01/2016 to 12/31/2016	$15.06	$14.88	0
AST Goldman Sachs Multi-Asset Portfolio
06/30/2008 to 12/31/2008	$9.99	$7.95	21,122
01/01/2009 to 12/31/2009	$7.95	$9.53	18,454
01/01/2010 to 12/31/2010	$9.53	$10.33	14,905
01/01/2011 to 12/31/2011	$10.33	$9.98	12,459
01/01/2012 to 12/31/2012	$9.98	$10.68	5,761
01/01/2013 to 12/31/2013	$10.68	$11.40	7,286
01/01/2014 to 12/31/2014	$11.40	$11.52	3,776
01/01/2015 to 12/31/2015	$11.52	$11.09	4,951
01/01/2016 to 12/31/2016	$11.09	$11.34	4,323
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03	$7.60	0
01/01/2009 to 12/31/2009	$7.60	$9.36	0
01/01/2010 to 12/31/2010	$9.36	$11.53	0
01/01/2011 to 12/31/2011	$11.53	$11.35	0
01/01/2012 to 12/31/2012	$11.35	$12.75	0
01/01/2013 to 12/31/2013	$12.75	$17.20	0
01/01/2014 to 12/31/2014	$17.20	$17.91	0
01/01/2015 to 12/31/2015	$17.91	$16.45	0
01/01/2016 to 12/31/2016	$16.45	$19.86	0
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
06/30/2008 to 12/31/2008	$10.00	$9.96	0
01/01/2009 to 12/31/2009	$9.96	$9.70	0
01/01/2010 to 12/31/2010	$9.70	$9.42	0
01/01/2011 to 12/31/2011	$9.42	$9.16	0
01/01/2012 to 12/31/2012	$9.16	$8.90	0
01/01/2013 to 12/31/2013	$8.90	$8.64	0
01/01/2014 to 12/31/2014	$8.64	$8.40	0
01/01/2015 to 12/31/2015	$8.40	$8.16	0
01/01/2016 to 12/31/2016	$8.16	$7.92	0
AST High Yield Portfolio
06/30/2008 to 12/31/2008	$10.00	$7.47	0
01/01/2009 to 12/31/2009	$7.47	$9.84	0
01/01/2010 to 12/31/2010	$9.84	$10.85	0
01/01/2011 to 12/31/2011	$10.85	$10.87	0
01/01/2012 to 12/31/2012	$10.87	$12.03	41
01/01/2013 to 12/31/2013	$12.03	$12.53	539
01/01/2014 to 12/31/2014	$12.53	$12.48	518
01/01/2015 to 12/31/2015	$12.48	$11.69	0
01/01/2016 to 12/31/2016	$11.69	$13.11	0

A 109

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$10.00	$6.90	3,128
01/01/2009 to 12/31/2009	$6.90	$8.01	10,240
01/01/2010 to 12/31/2010	$8.01	$8.81	1,229
01/01/2011 to 12/31/2011	$8.81	$8.20	0
01/01/2012 to 12/31/2012	$8.20	$9.31	0
01/01/2013 to 12/31/2013	$9.31	$12.65	0
01/01/2014 to 12/31/2014	$12.65	$13.98	0
01/01/2015 to 12/31/2015	$13.98	$12.52	0
01/01/2016 to 12/31/2016	$12.52	$14.58	0
AST International Growth Portfolio
06/30/2008 to 12/31/2008	$10.00	$5.57	1,409
01/01/2009 to 12/31/2009	$5.57	$7.32	4,107
01/01/2010 to 12/31/2010	$7.32	$8.14	474
01/01/2011 to 12/31/2011	$8.14	$6.89	0
01/01/2012 to 12/31/2012	$6.89	$8.06	0
01/01/2013 to 12/31/2013	$8.06	$9.32	0
01/01/2014 to 12/31/2014	$9.32	$8.55	0
01/01/2015 to 12/31/2015	$8.55	$8.57	0
01/01/2016 to 12/31/2016	$8.57	$8.01	0
AST International Value Portfolio
06/30/2008 to 12/31/2008	$10.01	$6.40	1,206
01/01/2009 to 12/31/2009	$6.40	$8.11	3,598
01/01/2010 to 12/31/2010	$8.11	$8.75	421
01/01/2011 to 12/31/2011	$8.75	$7.44	0
01/01/2012 to 12/31/2012	$7.44	$8.43	0
01/01/2013 to 12/31/2013	$8.43	$9.79	0
01/01/2014 to 12/31/2014	$9.79	$8.87	0
01/01/2015 to 12/31/2015	$8.87	$8.69	0
01/01/2016 to 12/31/2016	$8.69	$8.49	0
AST Investment Grade Bond Portfolio
06/30/2008 to 12/31/2008	$10.01	$10.87	0
01/01/2009 to 12/31/2009	$10.87	$11.75	0
01/01/2010 to 12/31/2010	$11.75	$12.65	0
01/01/2011 to 12/31/2011	$12.65	$13.82	0
01/01/2012 to 12/31/2012	$13.82	$14.69	0
01/01/2013 to 12/31/2013	$14.69	$13.82	0
01/01/2014 to 12/31/2014	$13.82	$14.33	0
01/01/2015 to 12/31/2015	$14.33	$14.08	0
01/01/2016 to 12/31/2016	$14.08	$14.26	0
AST J.P. Morgan Global Thematic Portfolio
06/30/2008 to 12/31/2008	$9.98	$7.51	25,174
01/01/2009 to 12/31/2009	$7.51	$9.24	23,891
01/01/2010 to 12/31/2010	$9.24	$10.21	30,041
01/01/2011 to 12/31/2011	$10.21	$9.87	27,151
01/01/2012 to 12/31/2012	$9.87	$10.89	26,923
01/01/2013 to 12/31/2013	$10.89	$12.30	15,153
01/01/2014 to 12/31/2014	$12.30	$12.71	14,492
01/01/2015 to 12/31/2015	$12.71	$12.22	13,831
01/01/2016 to 12/31/2016	$12.22	$12.49	13,093

A 110

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
06/30/2008 to 12/31/2008	$10.03	$6.44	0
01/01/2009 to 12/31/2009	$6.44	$8.50	0
01/01/2010 to 12/31/2010	$8.50	$8.85	0
01/01/2011 to 12/31/2011	$8.85	$7.81	0
01/01/2012 to 12/31/2012	$7.81	$9.25	0
01/01/2013 to 12/31/2013	$9.25	$10.37	0
01/01/2014 to 12/31/2014	$10.37	$9.43	0
01/01/2015 to 12/31/2015	$9.43	$8.91	0
01/01/2016 to 12/31/2016	$8.91	$8.82	0
AST J.P. Morgan Strategic Opportunities Portfolio
06/30/2008 to 12/31/2008	$10.04	$8.10	11,874
01/01/2009 to 12/31/2009	$8.10	$9.60	6,551
01/01/2010 to 12/31/2010	$9.60	$10.01	5,391
01/01/2011 to 12/31/2011	$10.01	$9.75	9,166
01/01/2012 to 12/31/2012	$9.75	$10.49	7,736
01/01/2013 to 12/31/2013	$10.49	$11.31	7,181
01/01/2014 to 12/31/2014	$11.31	$11.59	5,209
01/01/2015 to 12/31/2015	$11.59	$11.24	5,127
01/01/2016 to 12/31/2016	$11.24	$11.34	5,131
AST Loomis Sayles Large-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$10.02	$6.41	3,515
01/01/2009 to 12/31/2009	$6.41	$8.08	11,206
01/01/2010 to 12/31/2010	$8.08	$9.40	1,333
01/01/2011 to 12/31/2011	$9.40	$9.05	198
01/01/2012 to 12/31/2012	$9.05	$9.87	0
01/01/2013 to 12/31/2013	$9.87	$13.10	539
01/01/2014 to 12/31/2014	$13.10	$14.07	472
01/01/2015 to 12/31/2015	$14.07	$15.05	0
01/01/2016 to 12/31/2016	$15.05	$15.43	0
AST Lord Abbett Core Fixed Income Portfolio
06/30/2008 to 12/31/2008	$10.00	$7.66	0
01/01/2009 to 12/31/2009	$7.66	$10.02	0
01/01/2010 to 12/31/2010	$10.02	$11.04	0
01/01/2011 to 12/31/2011	$11.04	$11.81	0
01/01/2012 to 12/31/2012	$11.81	$12.16	0
01/01/2013 to 12/31/2013	$12.16	$11.57	0
01/01/2014 to 12/31/2014	$11.57	$11.96	0
01/01/2015 to 12/31/2015	$11.96	$11.55	0
01/01/2016 to 12/31/2016	$11.55	$11.52	616
AST MFS Global Equity Portfolio
06/30/2008 to 12/31/2008	$10.01	$7.21	0
01/01/2009 to 12/31/2009	$7.21	$9.21	0
01/01/2010 to 12/31/2010	$9.21	$10.03	0
01/01/2011 to 12/31/2011	$10.03	$9.43	0
01/01/2012 to 12/31/2012	$9.43	$11.28	0
01/01/2013 to 12/31/2013	$11.28	$13.99	0
01/01/2014 to 12/31/2014	$13.99	$14.08	0
01/01/2015 to 12/31/2015	$14.08	$13.48	0
01/01/2016 to 12/31/2016	$13.48	$14.03	0

A 111

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Growth Portfolio
06/30/2008 to 12/31/2008	$9.99	$6.71	0
01/01/2009 to 12/31/2009	$6.71	$8.11	0
01/01/2010 to 12/31/2010	$8.11	$8.88	0
01/01/2011 to 12/31/2011	$8.88	$8.58	0
01/01/2012 to 12/31/2012	$8.58	$9.76	204
01/01/2013 to 12/31/2013	$9.76	$12.96	545
01/01/2014 to 12/31/2014	$12.96	$13.69	487
01/01/2015 to 12/31/2015	$13.69	$14.26	0
01/01/2016 to 12/31/2016	$14.26	$14.12	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$10.00	$10.15	0
01/01/2013 to 12/31/2013	$10.15	$13.26	0
01/01/2014 to 12/31/2014	$13.26	$14.20	0
01/01/2015 to 12/31/2015	$14.20	$13.70	0
01/01/2016 to 12/31/2016	$13.70	$15.10	0
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.03	$10.05	0
01/01/2012 to 12/31/2012	$10.05	$10.24	0
01/01/2013 to 12/31/2013	$10.24	$9.66	0
01/01/2014 to 12/31/2014	$9.66	$9.87	0
01/01/2015 to 10/16/2015	$9.87	$9.75	0
AST Neuberger Berman Mid-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$9.92	$6.28	0
01/01/2009 to 12/31/2009	$6.28	$7.91	0
01/01/2010 to 12/31/2010	$7.91	$9.89	0
01/01/2011 to 12/31/2011	$9.89	$9.77	0
01/01/2012 to 12/31/2012	$9.77	$10.67	139
01/01/2013 to 12/31/2013	$10.67	$13.75	761
01/01/2014 to 12/31/2014	$13.75	$14.41	706
01/01/2015 to 10/16/2015	$14.41	$14.64	0
AST Neuberger Berman Small-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$9.89	$6.35	0
01/01/2009 to 12/31/2009	$6.35	$7.56	0
01/01/2010 to 12/31/2010	$7.56	$8.83	0
01/01/2011 to 04/29/2011	$8.83	$9.87	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
06/30/2008 to 12/31/2008	$9.99	$6.10	0
01/01/2009 to 12/31/2009	$6.10	$8.34	0
01/01/2010 to 12/31/2010	$8.34	$10.00	0
01/01/2011 to 12/31/2011	$10.00	$9.48	0
01/01/2012 to 12/31/2012	$9.48	$10.78	93
01/01/2013 to 12/31/2013	$10.78	$14.87	696
01/01/2014 to 12/31/2014	$14.87	$16.51	610
01/01/2015 to 12/31/2015	$16.51	$15.13	0
01/01/2016 to 12/31/2016	$15.13	$17.39	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$10.00	$10.24	145
01/01/2013 to 12/31/2013	$10.24	$11.83	0
01/01/2014 to 12/31/2014	$11.83	$12.08	0
01/01/2015 to 12/31/2015	$12.08	$11.59	0
01/01/2016 to 12/31/2016	$11.59	$11.75	0

A 112

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10	$5.54	0
01/01/2009 to 12/31/2009	$5.54	$8.97	0
01/01/2010 to 12/31/2010	$8.97	$10.65	0
01/01/2011 to 12/31/2011	$10.65	$8.25	104
01/01/2012 to 12/31/2012	$8.25	$9.45	0
01/01/2013 to 12/31/2013	$9.45	$9.20	0
01/01/2014 to 12/31/2014	$9.20	$8.52	0
01/01/2015 to 12/31/2015	$8.52	$6.89	0
01/01/2016 to 12/31/2016	$6.89	$7.53	0
AST Preservation Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$9.99	$8.26	187,167
01/01/2009 to 12/31/2009	$8.26	$9.64	54,103
01/01/2010 to 12/31/2010	$9.64	$10.35	39,609
01/01/2011 to 12/31/2011	$10.35	$10.16	111,031
01/01/2012 to 12/31/2012	$10.16	$10.89	105,826
01/01/2013 to 12/31/2013	$10.89	$11.56	13,849
01/01/2014 to 12/31/2014	$11.56	$11.88	12,052
01/01/2015 to 12/31/2015	$11.88	$11.55	6,241
01/01/2016 to 12/31/2016	$11.55	$11.85	17,434
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02	$10.05	0
01/01/2012 to 12/31/2012	$10.05	$10.46	0
01/01/2013 to 12/31/2013	$10.46	$9.92	0
01/01/2014 to 12/31/2014	$9.92	$10.23	0
01/01/2015 to 12/31/2015	$10.23	$9.91	0
01/01/2016 to 12/31/2016	$9.91	$10.03	707
AST Prudential Growth Allocation Portfolio
06/30/2008 to 12/31/2008	$9.97	$6.39	186,460
01/01/2009 to 12/31/2009	$6.39	$7.83	116,776
01/01/2010 to 12/31/2010	$7.83	$9.05	103,661
01/01/2011 to 12/31/2011	$9.05	$8.25	91,896
01/01/2012 to 12/31/2012	$8.25	$9.04	98,251
01/01/2013 to 12/31/2013	$9.04	$10.28	103,725
01/01/2014 to 12/31/2014	$10.28	$10.91	101,292
01/01/2015 to 12/31/2015	$10.91	$10.53	77,495
01/01/2016 to 12/31/2016	$10.53	$11.27	75,725
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$10.00	$11.58	0
01/01/2014 to 12/31/2014	$11.58	$12.96	0
01/01/2015 to 12/31/2015	$12.96	$12.79	0
01/01/2016 to 12/31/2016	$12.79	$13.77	0
AST QMA US Equity Alpha Portfolio
06/30/2008 to 12/31/2008	$10.01	$6.79	0
01/01/2009 to 12/31/2009	$6.79	$8.03	0
01/01/2010 to 12/31/2010	$8.03	$8.98	0
01/01/2011 to 12/31/2011	$8.98	$9.02	0
01/01/2012 to 12/31/2012	$9.02	$10.41	0
01/01/2013 to 12/31/2013	$10.41	$13.40	0
01/01/2014 to 12/31/2014	$13.40	$15.26	0
01/01/2015 to 12/31/2015	$15.26	$15.28	0
01/01/2016 to 12/31/2016	$15.28	$17.05	0

A 113

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$10.00	$8.83	0
01/01/2012 to 12/31/2012	$8.83	$9.70	0
01/01/2013 to 12/31/2013	$9.70	$11.54	0
01/01/2014 to 12/31/2014	$11.54	$11.94	0
01/01/2015 to 12/31/2015	$11.94	$11.62	0
01/01/2016 to 12/31/2016	$11.62	$12.00	0
AST RCM World Trends Portfolio
06/30/2008 to 12/31/2008	$10.00	$7.61	9,095
01/01/2009 to 12/31/2009	$7.61	$9.12	6,521
01/01/2010 to 12/31/2010	$9.12	$9.91	4,902
01/01/2011 to 12/31/2011	$9.91	$9.46	1,898
01/01/2012 to 12/31/2012	$9.46	$10.13	3,412
01/01/2013 to 12/31/2013	$10.13	$11.07	3,042
01/01/2014 to 12/31/2014	$11.07	$11.30	3,040
01/01/2015 to 12/31/2015	$11.30	$10.96	6,962
01/01/2016 to 12/31/2016	$10.96	$11.17	2,558
AST Schroders Global Tactical Portfolio
06/30/2008 to 12/31/2008	$10.00	$7.04	34,354
01/01/2009 to 12/31/2009	$7.04	$8.68	60,656
01/01/2010 to 12/31/2010	$8.68	$9.64	57,639
01/01/2011 to 12/31/2011	$9.64	$9.15	56,261
01/01/2012 to 12/31/2012	$9.15	$10.30	52,249
01/01/2013 to 12/31/2013	$10.30	$11.81	53,608
01/01/2014 to 12/31/2014	$11.81	$12.10	51,531
01/01/2015 to 12/31/2015	$12.10	$11.69	53,514
01/01/2016 to 12/31/2016	$11.69	$12.13	37,651
AST Schroders Multi-Asset World Strategies Portfolio
06/30/2008 to 12/31/2008	$10.01	$7.31	44,525
01/01/2009 to 12/31/2009	$7.31	$9.05	41,687
01/01/2010 to 12/31/2010	$9.05	$9.83	27,339
01/01/2011 to 12/31/2011	$9.83	$9.23	27,388
01/01/2012 to 12/31/2012	$9.23	$9.96	3,760
01/01/2013 to 12/31/2013	$9.96	$11.07	3,844
01/01/2014 to 12/31/2014	$11.07	$11.08	3,916
01/01/2015 to 10/16/2015	$11.08	$10.68	0
AST Small-Cap Growth Opportunities Portfolio
06/30/2008 to 12/31/2008	$9.88	$6.56	731
01/01/2009 to 12/31/2009	$6.56	$8.45	2,125
01/01/2010 to 12/31/2010	$8.45	$10.89	245
01/01/2011 to 12/31/2011	$10.89	$9.19	97
01/01/2012 to 12/31/2012	$9.19	$10.72	0
01/01/2013 to 12/31/2013	$10.72	$14.67	0
01/01/2014 to 12/31/2014	$14.67	$14.95	0
01/01/2015 to 12/31/2015	$14.95	$14.72	0
01/01/2016 to 12/31/2016	$14.72	$15.40	0
AST Small-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$9.91	$6.69	710
01/01/2009 to 12/31/2009	$6.69	$8.70	2,159
01/01/2010 to 12/31/2010	$8.70	$11.53	245
01/01/2011 to 12/31/2011	$11.53	$11.09	80
01/01/2012 to 12/31/2012	$11.09	$12.09	83
01/01/2013 to 12/31/2013	$12.09	$15.87	441
01/01/2014 to 12/31/2014	$15.87	$16.01	429
01/01/2015 to 12/31/2015	$16.01	$15.68	0
01/01/2016 to 12/31/2016	$15.68	$17.07	0

A 114

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Small-Cap Value Portfolio
06/30/2008 to 12/31/2008	$9.89	$7.44	1,276
01/01/2009 to 12/31/2009	$7.44	$9.18	3,970
01/01/2010 to 12/31/2010	$9.18	$11.24	461
01/01/2011 to 12/31/2011	$11.24	$10.27	0
01/01/2012 to 12/31/2012	$10.27	$11.78	0
01/01/2013 to 12/31/2013	$11.78	$15.73	0
01/01/2014 to 12/31/2014	$15.73	$16.09	0
01/01/2015 to 12/31/2015	$16.09	$14.95	0
01/01/2016 to 12/31/2016	$14.95	$18.77	0
AST T. Rowe Price Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.00	$7.79	37,853
01/01/2009 to 12/31/2009	$7.79	$9.40	8,026
01/01/2010 to 12/31/2010	$9.40	$10.18	6,546
01/01/2011 to 12/31/2011	$10.18	$10.09	8,501
01/01/2012 to 12/31/2012	$10.09	$11.13	9,740
01/01/2013 to 12/31/2013	$11.13	$12.63	8,710
01/01/2014 to 12/31/2014	$12.63	$12.99	11,411
01/01/2015 to 12/31/2015	$12.99	$12.62	14,495
01/01/2016 to 12/31/2016	$12.62	$13.19	11,967
AST T. Rowe Price Equity Income Portfolio
06/30/2008 to 12/31/2008	$10.01	$6.94	0
01/01/2009 to 12/31/2009	$6.94	$8.35	0
01/01/2010 to 12/31/2010	$8.35	$9.19	0
01/01/2011 to 12/31/2011	$9.19	$8.78	105
01/01/2012 to 12/31/2012	$8.78	$10.00	0
01/01/2013 to 12/31/2013	$10.00	$12.60	0
01/01/2014 to 12/31/2014	$12.60	$13.15	0
01/01/2015 to 10/16/2015	$13.15	$12.08	0
AST T. Rowe Price Large-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$9.98	$6.44	3,632
01/01/2009 to 12/31/2009	$6.44	$9.60	10,058
01/01/2010 to 12/31/2010	$9.60	$10.80	1,140
01/01/2011 to 12/31/2011	$10.80	$10.31	0
01/01/2012 to 12/31/2012	$10.31	$11.78	0
01/01/2013 to 12/31/2013	$11.78	$16.49	0
01/01/2014 to 12/31/2014	$16.49	$17.35	0
01/01/2015 to 12/31/2015	$17.35	$18.47	0
01/01/2016 to 12/31/2016	$18.47	$18.43	1,899
AST T. Rowe Price Natural Resources Portfolio
06/30/2008 to 12/31/2008	$10.13	$4.37	0
01/01/2009 to 12/31/2009	$4.37	$6.34	0
01/01/2010 to 12/31/2010	$6.34	$7.42	0
01/01/2011 to 12/31/2011	$7.42	$6.13	139
01/01/2012 to 12/31/2012	$6.13	$6.17	79
01/01/2013 to 12/31/2013	$6.17	$6.92	0
01/01/2014 to 12/31/2014	$6.92	$6.16	0
01/01/2015 to 12/31/2015	$6.16	$4.83	0
01/01/2016 to 12/31/2016	$4.83	$5.85	0

A 115

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Templeton Global Bond Portfolio
06/30/2008 to 12/31/2008	$9.94	$9.33	0
01/01/2009 to 12/31/2009	$9.33	$10.16	0
01/01/2010 to 12/31/2010	$10.16	$10.44	0
01/01/2011 to 12/31/2011	$10.44	$10.56	0
01/01/2012 to 12/31/2012	$10.56	$10.79	0
01/01/2013 to 12/31/2013	$10.79	$10.09	0
01/01/2014 to 12/31/2014	$10.09	$9.86	0
01/01/2015 to 12/31/2015	$9.86	$9.14	0
01/01/2016 to 12/31/2016	$9.14	$9.26	0
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$10.00	$7.14	0
01/01/2009 to 12/31/2009	$7.14	$8.21	0
01/01/2010 to 12/31/2010	$8.21	$8.96	0
01/01/2011 to 12/31/2011	$8.96	$8.67	0
01/01/2012 to 12/31/2012	$8.67	$9.55	0
01/01/2013 to 12/31/2013	$9.55	$12.49	0
01/01/2014 to 12/31/2014	$12.49	$12.32	0
01/01/2015 to 12/31/2015	$12.32	$11.24	0
01/01/2016 to 12/31/2016	$11.24	$11.59	0
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
06/30/2008 to 12/31/2008	$9.99	$6.51	0
01/01/2009 to 12/31/2009	$6.51	$8.78	0
01/01/2010 to 12/31/2010	$8.78	$10.54	0
01/01/2011 to 12/31/2011	$10.54	$9.89	182
01/01/2012 to 12/31/2012	$9.89	$11.38	0
01/01/2013 to 12/31/2013	$11.38	$14.64	0
01/01/2014 to 12/31/2014	$14.64	$16.35	0
01/01/2015 to 12/31/2015	$16.35	$14.83	0
01/01/2016 to 12/31/2016	$14.83	$16.43	0
AST Wellington Management Hedged Equity Portfolio
06/30/2008 to 12/31/2008	$10.00	$6.50	0
01/01/2009 to 12/31/2009	$6.50	$8.11	20,482
01/01/2010 to 12/31/2010	$8.11	$9.03	15,223
01/01/2011 to 12/31/2011	$9.03	$8.47	7,765
01/01/2012 to 12/31/2012	$8.47	$9.13	9,783
01/01/2013 to 12/31/2013	$9.13	$10.69	4,925
01/01/2014 to 12/31/2014	$10.69	$10.96	8,630
01/01/2015 to 12/31/2015	$10.96	$10.58	13,111
01/01/2016 to 12/31/2016	$10.58	$10.95	4,497
AST Western Asset Core Plus Bond Portfolio
06/30/2008 to 12/31/2008	$10.00	$9.18	18,043
01/01/2009 to 12/31/2009	$9.18	$9.96	61,720
01/01/2010 to 12/31/2010	$9.96	$10.43	7,771
01/01/2011 to 12/31/2011	$10.43	$10.74	0
01/01/2012 to 12/31/2012	$10.74	$11.26	0
01/01/2013 to 12/31/2013	$11.26	$10.77	0
01/01/2014 to 12/31/2014	$10.77	$11.22	0
01/01/2015 to 12/31/2015	$11.22	$11.03	0
01/01/2016 to 12/31/2016	$11.03	$11.27	630
Evergreen VA Growth Fund
06/30/2008 to 12/31/2008	$9.87	$6.63	0
01/01/2009 to 12/31/2009	$6.63	$9.00	0
01/01/2010 to 07/16/2010	$9.00	$8.75	0
A 116

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Evergreen VA International Equity Fund
06/30/2008 to 12/31/2008	$10.07	$6.53	0
01/01/2009 to 12/31/2009	$6.53	$7.36	0
01/01/2010 to 07/16/2010	$7.36	$6.95	0
Evergreen VA Omega Fund
06/30/2008 to 12/31/2008	$9.94	$7.82	0
01/01/2009 to 12/31/2009	$7.82	$10.94	0
01/01/2010 to 07/16/2010	$10.94	$10.16	0
First Trust Target Focus Four Portfolio
06/30/2008 to 12/31/2008	$9.87	$6.55	0
01/01/2009 to 12/31/2009	$6.55	$8.19	0
01/01/2010 to 12/31/2010	$8.19	$9.47	0
01/01/2011 to 12/31/2011	$9.47	$8.20	0
01/01/2012 to 12/31/2012	$8.20	$9.07	0
01/01/2013 to 12/31/2013	$9.07	$11.54	0
01/01/2014 to 04/25/2014	$11.54	$11.86	0
Franklin Templeton VIP Founding Funds Allocation Fund
06/30/2008 to 12/31/2008	$10.02	$7.13	26,023
01/01/2009 to 12/31/2009	$7.13	$9.01	17,671
01/01/2010 to 12/31/2010	$9.01	$9.65	18,212
01/01/2011 to 12/31/2011	$9.65	$9.22	12,807
01/01/2012 to 09/21/2012	$9.22	$10.24	0
Global Dividend Target 15 Portfolio
06/30/2008 to 12/31/2008	$10.01	$6.82	0
01/01/2009 to 12/31/2009	$6.82	$9.35	0
01/01/2010 to 12/31/2010	$9.35	$9.97	0
01/01/2011 to 12/31/2011	$9.97	$8.96	0
01/01/2012 to 12/31/2012	$8.96	$10.91	0
01/01/2013 to 12/31/2013	$10.91	$12.12	0
01/01/2014 to 04/25/2014	$12.12	$11.81	0
Invesco V.I. Capital Development Fund - Series I
04/29/2011* to 12/31/2011	$10.03	$8.10	0
01/01/2012 to 04/27/2012	$8.10	$9.15	0
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99	$9.05	0
01/01/2012 to 12/31/2012	$9.05	$10.43	0
01/01/2013 to 12/31/2013	$10.43	$13.28	0
01/01/2014 to 12/31/2014	$13.28	$14.56	0
01/01/2015 to 12/31/2015	$14.56	$14.44	0
01/01/2016 to 12/31/2016	$14.44	$16.10	0
Invesco V.I. Dynamics Fund - Series I
06/30/2008 to 12/31/2008	$9.98	$5.79	0
01/01/2009 to 12/31/2009	$5.79	$8.02	0
01/01/2010 to 12/31/2010	$8.02	$9.64	0
01/01/2011 to 04/29/2011	$9.64	$10.70	0
Invesco V.I. Financial Services Fund - Series I
06/30/2008 to 12/31/2008	$9.71	$5.68	0
01/01/2009 to 12/31/2009	$5.68	$7.03	0
01/01/2010 to 12/31/2010	$7.03	$7.53	0
01/01/2011 to 04/29/2011	$7.53	$7.91	0

A 117

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco V.I. Global Health Care Fund - Series I
06/30/2008 to 12/31/2008	$10.07	$7.82	0
01/01/2009 to 12/31/2009	$7.82	$9.69	0
01/01/2010 to 12/31/2010	$9.69	$9.92	0
01/01/2011 to 12/31/2011	$9.92	$10.02	0
01/01/2012 to 12/31/2012	$10.02	$11.76	0
01/01/2013 to 12/31/2013	$11.76	$16.06	0
01/01/2014 to 12/31/2014	$16.06	$18.67	0
01/01/2015 to 12/31/2015	$18.67	$18.71	0
01/01/2016 to 12/31/2016	$18.71	$16.10	0
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.05	$9.68	0
01/01/2013 to 12/31/2013	$9.68	$12.89	0
01/01/2014 to 12/31/2014	$12.89	$13.53	0
01/01/2015 to 12/31/2015	$13.53	$13.30	0
01/01/2016 to 12/31/2016	$13.30	$13.02	0
Invesco V.I. Technology Fund - Series I
06/30/2008 to 12/31/2008	$9.92	$6.18	0
01/01/2009 to 12/31/2009	$6.18	$9.45	0
01/01/2010 to 12/31/2010	$9.45	$11.14	0
01/01/2011 to 12/31/2011	$11.14	$10.27	0
01/01/2012 to 12/31/2012	$10.27	$11.11	0
01/01/2013 to 12/31/2013	$11.11	$13.50	0
01/01/2014 to 12/31/2014	$13.50	$14.57	0
01/01/2015 to 12/31/2015	$14.57	$15.12	0
01/01/2016 to 12/31/2016	$15.12	$14.58	0
NASDAQ Target 15 Portfolio
06/30/2008 to 12/31/2008	$9.89	$5.93	0
01/01/2009 to 12/31/2009	$5.93	$6.74	0
01/01/2010 to 12/31/2010	$6.74	$8.53	0
01/01/2011 to 12/31/2011	$8.53	$8.40	0
01/01/2012 to 12/31/2012	$8.40	$9.22	0
01/01/2013 to 12/31/2013	$9.22	$13.33	0
01/01/2014 to 04/25/2014	$13.33	$13.23	0
NVIT Developing Markets Fund
06/30/2008 to 12/31/2008	$10.04	$4.72	0
01/01/2009 to 12/31/2009	$4.72	$7.43	0
01/01/2010 to 12/31/2010	$7.43	$8.39	0
01/01/2011 to 12/31/2011	$8.39	$6.32	0
01/01/2012 to 12/31/2012	$6.32	$7.17	0
01/01/2013 to 12/31/2013	$7.17	$6.97	0
01/01/2014 to 12/31/2014	$6.97	$6.38	0
01/01/2015 to 12/31/2015	$6.38	$5.18	0
01/01/2016 to 08/05/2016	$5.18	$5.64	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.13	$9.68	0
S&P Target 24 Portfolio
06/30/2008 to 12/31/2008	$9.94	$8.10	0
01/01/2009 to 12/31/2009	$8.10	$8.95	0
01/01/2010 to 12/31/2010	$8.95	$10.37	0
01/01/2011 to 12/31/2011	$10.37	$10.94	0
01/01/2012 to 12/31/2012	$10.94	$11.63	0
01/01/2013 to 12/31/2013	$11.63	$16.07	0
01/01/2014 to 04/25/2014	$16.07	$15.79	0

A 118

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Target Managed VIP Portfolio
06/30/2008 to 12/31/2008	$9.97	$6.34	0
01/01/2009 to 12/31/2009	$6.34	$6.96	0
01/01/2010 to 12/31/2010	$6.96	$8.06	0
01/01/2011 to 12/31/2011	$8.06	$7.70	0
01/01/2012 to 12/31/2012	$7.70	$8.45	0
01/01/2013 to 12/31/2013	$8.45	$11.15	0
01/01/2014 to 04/25/2014	$11.15	$11.03	0
The DOW DART 10 Portfolio
06/30/2008 to 12/31/2008	$9.94	$8.17	0
01/01/2009 to 12/31/2009	$8.17	$9.04	0
01/01/2010 to 12/31/2010	$9.04	$10.25	0
01/01/2011 to 12/31/2011	$10.25	$10.73	0
01/01/2012 to 12/31/2012	$10.73	$11.54	0
01/01/2013 to 12/31/2013	$11.54	$14.67	0
01/01/2014 to 04/25/2014	$14.67	$14.39	0
The DOW Target Dividend Portfolio
06/30/2008 to 12/31/2008	$9.78	$7.83	0
01/01/2009 to 12/31/2009	$7.83	$8.68	0
01/01/2010 to 12/31/2010	$8.68	$9.83	0
01/01/2011 to 12/31/2011	$9.83	$10.12	0
01/01/2012 to 12/31/2012	$10.12	$10.38	0
01/01/2013 to 12/31/2013	$10.38	$12.92	0
01/01/2014 to 04/25/2014	$12.92	$13.31	0
Value Line Target 25 Portfolio
06/30/2008 to 12/31/2008	$9.89	$4.52	0
01/01/2009 to 12/31/2009	$4.52	$4.70	0
01/01/2010 to 12/31/2010	$4.70	$5.96	0
01/01/2011 to 12/31/2011	$5.96	$4.36	0
01/01/2012 to 12/31/2012	$4.36	$5.14	0
01/01/2013 to 12/31/2013	$5.14	$6.56	0
01/01/2014 to 04/25/2014	$6.56	$6.98	0
Wells Fargo Advantage VT Equity Income
06/30/2008 to 12/31/2008	$10.04	$7.33	0
01/01/2009 to 12/31/2009	$7.33	$8.32	0
01/01/2010 to 07/16/2010	$8.32	$7.94	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$6.95	$8.36	0
01/01/2011 to 12/31/2011	$8.36	$7.08	0
01/01/2012 to 12/31/2012	$7.08	$7.82	0
01/01/2013 to 12/31/2013	$7.82	$9.12	0
01/01/2014 to 12/31/2014	$9.12	$8.39	0
01/01/2015 to 12/31/2015	$8.39	$8.34	0
01/01/2016 to 12/31/2016	$8.34	$8.36	0
Wells Fargo VT Intrinsic Value Fund - Class 2
07/16/2010* to 12/31/2010	$7.94	$9.20	0
01/01/2011 to 12/31/2011	$9.20	$8.75	0
01/01/2012 to 12/31/2012	$8.75	$10.15	0
01/01/2013 to 12/31/2013	$10.15	$12.85	0
01/01/2014 to 12/31/2014	$12.85	$13.77	0
01/01/2015 to 12/31/2015	$13.77	$13.31	0
01/01/2016 to 04/29/2016	$13.31	$13.27	0

A 119

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.16	$12.74	0
01/01/2011 to 12/31/2011	$12.74	$11.71	0
01/01/2012 to 12/31/2012	$11.71	$13.74	0
01/01/2013 to 12/31/2013	$13.74	$18.72	0
01/01/2014 to 12/31/2014	$18.72	$18.93	0
01/01/2015 to 12/31/2015	$18.93	$18.68	0
01/01/2016 to 12/31/2016	$18.68	$18.29	0
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59	$12.18	0
01/01/2011 to 12/31/2011	$12.18	$11.32	0
01/01/2012 to 12/31/2012	$11.32	$11.89	0
01/01/2013 to 12/31/2013	$11.89	$17.39	0
01/01/2014 to 12/31/2014	$17.39	$16.61	0
01/01/2015 to 12/31/2015	$16.61	$15.71	0
01/01/2016 to 12/31/2016	$15.71	$16.50	0
*Denotes the start date of these sub-accounts

A 120

ADVANCED SERIES XTRA CREDIT EIGHTSM ("XT8")
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement Service Charge

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.95	$8.09	371,911
01/01/2009 to 12/31/2009	$8.09	$9.96	250,364
01/01/2010 to 12/31/2010	$9.96	$11.04	243,717
01/01/2011 to 12/31/2011	$11.04	$10.64	237,622
01/01/2012 to 12/31/2012	$10.64	$11.86	240,813
01/01/2013 to 12/31/2013	$11.86	$12.91	234,834
01/01/2014 to 12/31/2014	$12.91	$13.27	327,654
01/01/2015 to 12/31/2015	$13.27	$12.71	309,303
01/01/2016 to 12/31/2016	$12.71	$13.38	368,452
AST Advanced Strategies Portfolio
06/30/2008 to 12/31/2008	$10.91	$8.07	252,802
01/01/2009 to 12/31/2009	$8.07	$10.09	239,014
01/01/2010 to 12/31/2010	$10.09	$11.35	184,259
01/01/2011 to 12/31/2011	$11.35	$11.25	191,948
01/01/2012 to 12/31/2012	$11.25	$12.66	256,281
01/01/2013 to 12/31/2013	$12.66	$14.61	239,800
01/01/2014 to 12/31/2014	$14.61	$15.35	259,478
01/01/2015 to 12/31/2015	$15.35	$15.31	288,381
01/01/2016 to 12/31/2016	$15.31	$16.24	347,500
AST American Century Income & Growth Portfolio
06/30/2008 to 12/31/2008	$15.35	$11.33	154,997
01/01/2009 to 12/31/2009	$11.33	$13.21	198,496
01/01/2010 to 12/31/2010	$13.21	$14.89	169,315
01/01/2011 to 12/31/2011	$14.89	$15.27	162,593
01/01/2012 to 05/04/2012	$15.27	$16.63	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$10.00	$11.69	0
01/01/2014 to 12/31/2014	$11.69	$13.10	3,297
01/01/2015 to 12/31/2015	$13.10	$13.19	1,188
01/01/2016 to 12/31/2016	$13.19	$14.46	3,834
AST Balanced Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$11.00	$8.37	237,851
01/01/2009 to 12/31/2009	$8.37	$10.22	257,542
01/01/2010 to 12/31/2010	$10.22	$11.36	323,653
01/01/2011 to 12/31/2011	$11.36	$11.11	402,312
01/01/2012 to 12/31/2012	$11.11	$12.37	420,485
01/01/2013 to 12/31/2013	$12.37	$14.41	443,366
01/01/2014 to 12/31/2014	$14.41	$15.19	671,511
01/01/2015 to 12/31/2015	$15.19	$15.11	761,478
01/01/2016 to 12/31/2016	$15.11	$15.91	861,509
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$10.00	$9.21	608
01/01/2012 to 12/31/2012	$9.21	$10.20	601
01/01/2013 to 12/31/2013	$10.20	$11.19	5,235
01/01/2014 to 12/31/2014	$11.19	$11.62	13,261
01/01/2015 to 12/31/2015	$11.62	$11.16	16,473
01/01/2016 to 12/31/2016	$11.16	$11.82	21,698

A 121

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$10.00	$10.55	0
01/01/2014 to 12/31/2014	$10.55	$10.82	695
01/01/2015 to 12/31/2015	$10.82	$10.74	4,511
01/01/2016 to 12/31/2016	$10.74	$11.30	9,377
AST BlackRock Low Duration Bond Portfolio
06/30/2008 to 12/31/2008	$16.94	$16.63	417,181
01/01/2009 to 12/31/2009	$16.63	$18.15	376,120
01/01/2010 to 12/31/2010	$18.15	$18.67	283,949
01/01/2011 to 12/31/2011	$18.67	$18.90	241,831
01/01/2012 to 12/31/2012	$18.90	$19.58	267,544
01/01/2013 to 12/31/2013	$19.58	$18.97	254,029
01/01/2014 to 12/31/2014	$18.97	$18.76	315,321
01/01/2015 to 12/31/2015	$18.76	$18.66	344,136
01/01/2016 to 12/31/2016	$18.66	$18.78	348,563
AST BlackRock/Loomis Sayles Bond Portfolio
06/30/2008 to 12/31/2008	$20.64	$19.82	673,230
01/01/2009 to 12/31/2009	$19.82	$22.86	695,034
01/01/2010 to 12/31/2010	$22.86	$24.38	586,949
01/01/2011 to 12/31/2011	$24.38	$24.90	532,204
01/01/2012 to 12/31/2012	$24.90	$26.95	554,965
01/01/2013 to 12/31/2013	$26.95	$26.19	425,830
01/01/2014 to 12/31/2014	$26.19	$27.03	366,814
01/01/2015 to 12/31/2015	$27.03	$26.19	347,903
01/01/2016 to 12/31/2016	$26.19	$27.03	309,655
AST Bond Portfolio 2015
06/30/2008 to 12/31/2008	$9.73	$11.38	161,639
01/01/2009 to 12/31/2009	$11.38	$11.23	140,596
01/01/2010 to 12/31/2010	$11.23	$12.16	82,764
01/01/2011 to 12/31/2011	$12.16	$12.81	90,616
01/01/2012 to 12/31/2012	$12.81	$13.06	53,184
01/01/2013 to 12/31/2013	$13.06	$12.89	60,588
01/01/2014 to 12/31/2014	$12.89	$12.74	63,451
01/01/2015 to 12/31/2015	$12.74	$12.58	0
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$10.00	$9.45	981
01/01/2010 to 12/31/2010	$9.45	$10.35	1,607
01/01/2011 to 12/31/2011	$10.35	$11.23	5,489
01/01/2012 to 12/31/2012	$11.23	$11.58	5,649
01/01/2013 to 12/31/2013	$11.58	$11.39	1,513
01/01/2014 to 12/31/2014	$11.39	$11.33	0
01/01/2015 to 12/31/2015	$11.33	$11.19	23,531
01/01/2016 to 12/31/2016	$11.19	$11.13	0
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$10.00	$10.85	0
01/01/2011 to 12/31/2011	$10.85	$11.97	1,453
01/01/2012 to 12/31/2012	$11.97	$12.45	2,044
01/01/2013 to 12/31/2013	$12.45	$12.08	3
01/01/2014 to 12/31/2014	$12.08	$12.13	0
01/01/2015 to 12/31/2015	$12.13	$12.02	8,777
01/01/2016 to 12/31/2016	$12.02	$12.04	204,506

A 122

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2018
06/30/2008 to 12/31/2008	$9.70	$12.13	11,683
01/01/2009 to 12/31/2009	$12.13	$11.28	9,475
01/01/2010 to 12/31/2010	$11.28	$12.41	0
01/01/2011 to 12/31/2011	$12.41	$13.96	2,627
01/01/2012 to 12/31/2012	$13.96	$14.61	4,673
01/01/2013 to 12/31/2013	$14.61	$14.01	23,692
01/01/2014 to 12/31/2014	$14.01	$14.24	12,082
01/01/2015 to 12/31/2015	$14.24	$14.21	14,482
01/01/2016 to 12/31/2016	$14.21	$14.29	41,234
AST Bond Portfolio 2019
06/30/2008 to 12/31/2008	$9.72	$12.20	9,569
01/01/2009 to 12/31/2009	$12.20	$11.14	0
01/01/2010 to 12/31/2010	$11.14	$12.29	4,945
01/01/2011 to 12/31/2011	$12.29	$14.11	0
01/01/2012 to 12/31/2012	$14.11	$14.78	12,165
01/01/2013 to 12/31/2013	$14.78	$13.93	22,233
01/01/2014 to 12/31/2014	$13.93	$14.38	20,528
01/01/2015 to 12/31/2015	$14.38	$14.39	58,258
01/01/2016 to 12/31/2016	$14.39	$14.45	182,661
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$10.00	$8.86	0
01/01/2010 to 12/31/2010	$8.86	$9.81	1,268
01/01/2011 to 12/31/2011	$9.81	$11.53	0
01/01/2012 to 12/31/2012	$11.53	$12.13	768
01/01/2013 to 12/31/2013	$12.13	$11.23	169,824
01/01/2014 to 12/31/2014	$11.23	$11.80	176,463
01/01/2015 to 12/31/2015	$11.80	$11.86	202,920
01/01/2016 to 12/31/2016	$11.86	$11.97	343,163
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$10.00	$11.10	2,981
01/01/2011 to 12/31/2011	$11.10	$13.22	6,222
01/01/2012 to 12/31/2012	$13.22	$13.97	0
01/01/2013 to 12/31/2013	$13.97	$12.87	0
01/01/2014 to 12/31/2014	$12.87	$13.72	5,617
01/01/2015 to 12/31/2015	$13.72	$13.82	15,005
01/01/2016 to 12/31/2016	$13.82	$13.96	94,416
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$10.00	$12.12	3,562
01/01/2012 to 12/31/2012	$12.12	$12.70	19,197
01/01/2013 to 12/31/2013	$12.70	$11.35	1,129
01/01/2014 to 12/31/2014	$11.35	$12.40	15,823
01/01/2015 to 12/31/2015	$12.40	$12.53	20,638
01/01/2016 to 12/31/2016	$12.53	$12.63	47,236
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$10.00	$10.48	10,462
01/01/2013 to 12/31/2013	$10.48	$9.32	119,441
01/01/2014 to 12/31/2014	$9.32	$10.39	49,103
01/01/2015 to 12/31/2015	$10.39	$10.57	9,401
01/01/2016 to 12/31/2016	$10.57	$10.66	206,280
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$10.00	$8.82	84,645
01/01/2014 to 12/31/2014	$8.82	$10.01	89,238
01/01/2015 to 12/31/2015	$10.01	$10.19	12,269
01/01/2016 to 12/31/2016	$10.19	$10.28	30,750

A 123

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$10.00	$11.39	50,736
01/01/2015 to 12/31/2015	$11.39	$11.51	164,266
01/01/2016 to 12/31/2016	$11.51	$11.67	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$10.00	$10.02	51,230
01/01/2016 to 12/31/2016	$10.02	$10.12	1,049,011
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$10.00	$9.96	877,396
AST Capital Growth Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$11.00	$7.88	495,503
01/01/2009 to 12/31/2009	$7.88	$9.78	462,021
01/01/2010 to 12/31/2010	$9.78	$10.98	364,312
01/01/2011 to 12/31/2011	$10.98	$10.61	310,209
01/01/2012 to 12/31/2012	$10.61	$11.94	351,268
01/01/2013 to 12/31/2013	$11.94	$14.50	365,259
01/01/2014 to 12/31/2014	$14.50	$15.36	564,051
01/01/2015 to 12/31/2015	$15.36	$15.29	481,642
01/01/2016 to 12/31/2016	$15.29	$16.17	644,566
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$10.00	$11.73	0
01/01/2014 to 12/31/2014	$11.73	$13.19	4,206
01/01/2015 to 12/31/2015	$13.19	$12.59	8,092
01/01/2016 to 12/31/2016	$12.59	$14.32	9,174
AST Cohen & Steers Realty Portfolio
06/30/2008 to 12/31/2008	$23.85	$15.86	111,995
01/01/2009 to 12/31/2009	$15.86	$20.71	96,981
01/01/2010 to 12/31/2010	$20.71	$26.39	88,762
01/01/2011 to 12/31/2011	$26.39	$27.85	75,280
01/01/2012 to 12/31/2012	$27.85	$31.80	92,654
01/01/2013 to 12/31/2013	$31.80	$32.47	76,651
01/01/2014 to 12/31/2014	$32.47	$42.08	61,673
01/01/2015 to 12/31/2015	$42.08	$43.68	60,999
01/01/2016 to 12/31/2016	$43.68	$45.33	57,772
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$10.00	$9.73	0
01/01/2014 to 12/31/2014	$9.73	$10.13	6,010
01/01/2015 to 12/31/2015	$10.13	$10.02	13,581
01/01/2016 to 12/31/2016	$10.02	$10.37	9,661
AST FI Pyramis® Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$9.11	$7.21	70
01/01/2009 to 12/31/2009	$7.21	$8.66	0
01/01/2010 to 12/31/2010	$8.66	$9.71	3,036
01/01/2011 to 12/31/2011	$9.71	$9.38	15,195
01/01/2012 to 12/31/2012	$9.38	$10.55	30,124
01/01/2013 to 12/31/2013	$10.55	$12.45	41,727
01/01/2014 to 12/31/2014	$12.45	$13.03	73,791
01/01/2015 to 10/16/2015	$13.03	$13.07	0

A 124

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST FI Pyramis® Quantitative Portfolio
06/30/2008 to 12/31/2008	$10.03	$7.41	176,530
01/01/2009 to 12/31/2009	$7.41	$9.09	152,714
01/01/2010 to 12/31/2010	$9.09	$10.29	126,118
01/01/2011 to 12/31/2011	$10.29	$10.03	140,161
01/01/2012 to 12/31/2012	$10.03	$10.99	144,585
01/01/2013 to 12/31/2013	$10.99	$12.49	139,523
01/01/2014 to 12/31/2014	$12.49	$12.75	179,552
01/01/2015 to 12/31/2015	$12.75	$12.75	188,133
01/01/2016 to 12/31/2016	$12.75	$13.16	267,279
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$10.00	$7.50	0
01/01/2009 to 11/13/2009	$7.50	$8.43	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$10.00	$10.80	64,500
01/01/2013 to 12/31/2013	$10.80	$13.30	73,749
01/01/2014 to 12/31/2014	$13.30	$13.59	65,032
01/01/2015 to 10/16/2015	$13.59	$13.09	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$10.00	$10.87	5,822
01/01/2014 to 12/31/2014	$10.87	$11.03	19,006
01/01/2015 to 10/16/2015	$11.03	$10.59	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.18	$6.13	192
01/01/2009 to 12/31/2009	$6.13	$8.20	3,269
01/01/2010 to 12/31/2010	$8.20	$9.76	8,104
01/01/2011 to 12/31/2011	$9.76	$9.18	10,323
01/01/2012 to 12/31/2012	$9.18	$11.52	14,435
01/01/2013 to 12/31/2013	$11.52	$11.90	14,755
01/01/2014 to 12/31/2014	$11.90	$13.42	25,783
01/01/2015 to 12/31/2015	$13.42	$13.27	17,624
01/01/2016 to 12/31/2016	$13.27	$13.26	20,239
AST Goldman Sachs Concentrated Growth Portfolio
06/30/2008 to 12/31/2008	$25.03	$15.77	306,283
01/01/2009 to 12/31/2009	$15.77	$23.33	257,290
01/01/2010 to 12/31/2010	$23.33	$25.47	222,209
01/01/2011 to 12/31/2011	$25.47	$24.22	190,087
01/01/2012 to 12/31/2012	$24.22	$28.72	164,258
01/01/2013 to 12/31/2013	$28.72	$36.89	145,284
01/01/2014 to 02/07/2014	$36.89	$36.31	0
AST Goldman Sachs Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$24.76	$17.56	379,447
01/01/2009 to 12/31/2009	$17.56	$20.72	266,028
01/01/2010 to 12/31/2010	$20.72	$23.16	214,419
01/01/2011 to 12/31/2011	$23.16	$21.66	193,150
01/01/2012 to 12/31/2012	$21.66	$25.66	182,309
01/01/2013 to 12/31/2013	$25.66	$33.93	177,804
01/01/2014 to 12/31/2014	$33.93	$38.00	225,380
01/01/2015 to 12/31/2015	$38.00	$35.88	307,497
01/01/2016 to 12/31/2016	$35.88	$39.63	267,928

A 125

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$5.17	$3.18	295,139
01/01/2009 to 12/31/2009	$3.18	$4.95	301,894
01/01/2010 to 12/31/2010	$4.95	$5.87	288,663
01/01/2011 to 12/31/2011	$5.87	$5.64	242,754
01/01/2012 to 12/31/2012	$5.64	$6.68	295,653
01/01/2013 to 12/31/2013	$6.68	$8.74	280,627
01/01/2014 to 12/31/2014	$8.74	$9.65	303,027
01/01/2015 to 12/31/2015	$9.65	$9.01	805,485
01/01/2016 to 12/31/2016	$9.01	$9.07	723,416
AST Goldman Sachs Multi-Asset Portfolio
06/30/2008 to 12/31/2008	$9.51	$7.64	29,480
01/01/2009 to 12/31/2009	$7.64	$9.33	30,718
01/01/2010 to 12/31/2010	$9.33	$10.31	47,765
01/01/2011 to 12/31/2011	$10.31	$10.15	47,893
01/01/2012 to 12/31/2012	$10.15	$11.07	53,335
01/01/2013 to 12/31/2013	$11.07	$12.03	54,982
01/01/2014 to 12/31/2014	$12.03	$12.40	91,758
01/01/2015 to 12/31/2015	$12.40	$12.16	81,240
01/01/2016 to 12/31/2016	$12.16	$12.67	83,630
AST Goldman Sachs Small-Cap Value Portfolio
06/30/2008 to 12/31/2008	$24.65	$19.15	100,029
01/01/2009 to 12/31/2009	$19.15	$24.05	96,518
01/01/2010 to 12/31/2010	$24.05	$30.18	78,409
01/01/2011 to 12/31/2011	$30.18	$30.27	68,981
01/01/2012 to 12/31/2012	$30.27	$34.66	62,151
01/01/2013 to 12/31/2013	$34.66	$47.64	51,383
01/01/2014 to 12/31/2014	$47.64	$50.56	48,790
01/01/2015 to 12/31/2015	$50.56	$47.30	52,668
01/01/2016 to 12/31/2016	$47.30	$58.21	52,315
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
06/30/2008 to 12/31/2008	$14.28	$14.35	2,934,205
01/01/2009 to 12/31/2009	$14.35	$14.25	1,421,640
01/01/2010 to 12/31/2010	$14.25	$14.11	1,176,323
01/01/2011 to 12/31/2011	$14.11	$13.97	824,499
01/01/2012 to 12/31/2012	$13.97	$13.83	713,101
01/01/2013 to 12/31/2013	$13.83	$13.69	710,651
01/01/2014 to 12/31/2014	$13.69	$13.55	1,050,285
01/01/2015 to 12/31/2015	$13.55	$13.42	966,611
01/01/2016 to 12/31/2016	$13.42	$13.28	903,599
AST High Yield Portfolio
06/30/2008 to 12/31/2008	$17.87	$13.48	191,706
01/01/2009 to 12/31/2009	$13.48	$18.09	206,875
01/01/2010 to 12/31/2010	$18.09	$20.32	182,892
01/01/2011 to 12/31/2011	$20.32	$20.76	158,058
01/01/2012 to 12/31/2012	$20.76	$23.40	149,195
01/01/2013 to 12/31/2013	$23.40	$24.83	127,818
01/01/2014 to 12/31/2014	$24.83	$25.21	119,011
01/01/2015 to 12/31/2015	$25.21	$24.07	117,177
01/01/2016 to 12/31/2016	$24.07	$27.50	134,011

A 126

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$21.12	$14.72	267,385
01/01/2009 to 12/31/2009	$14.72	$17.40	205,587
01/01/2010 to 12/31/2010	$17.40	$19.50	184,694
01/01/2011 to 12/31/2011	$19.50	$18.50	150,135
01/01/2012 to 12/31/2012	$18.50	$21.40	129,302
01/01/2013 to 12/31/2013	$21.40	$29.63	125,403
01/01/2014 to 12/31/2014	$29.63	$33.37	125,702
01/01/2015 to 12/31/2015	$33.37	$30.45	110,236
01/01/2016 to 12/31/2016	$30.45	$36.14	107,925
AST International Growth Portfolio
06/30/2008 to 12/31/2008	$23.13	$13.01	552,699
01/01/2009 to 12/31/2009	$13.01	$17.42	377,357
01/01/2010 to 12/31/2010	$17.42	$19.75	307,090
01/01/2011 to 12/31/2011	$19.75	$17.03	256,898
01/01/2012 to 12/31/2012	$17.03	$20.29	244,689
01/01/2013 to 12/31/2013	$20.29	$23.91	227,893
01/01/2014 to 12/31/2014	$23.91	$22.37	244,156
01/01/2015 to 12/31/2015	$22.37	$22.84	237,935
01/01/2016 to 12/31/2016	$22.84	$21.76	216,608
AST International Value Portfolio
06/30/2008 to 12/31/2008	$20.55	$13.26	126,470
01/01/2009 to 12/31/2009	$13.26	$17.13	165,528
01/01/2010 to 12/31/2010	$17.13	$18.84	155,007
01/01/2011 to 12/31/2011	$18.84	$16.31	132,978
01/01/2012 to 12/31/2012	$16.31	$18.84	69,926
01/01/2013 to 12/31/2013	$18.84	$22.29	59,140
01/01/2014 to 12/31/2014	$22.29	$20.59	60,486
01/01/2015 to 12/31/2015	$20.59	$20.55	55,206
01/01/2016 to 12/31/2016	$20.55	$20.46	51,372
AST J.P. Morgan Global Thematic Portfolio
06/30/2008 to 12/31/2008	$9.21	$7.00	10,506
01/01/2009 to 12/31/2009	$7.00	$8.77	51,936
01/01/2010 to 12/31/2010	$8.77	$9.89	69,518
01/01/2011 to 12/31/2011	$9.89	$9.73	61,897
01/01/2012 to 12/31/2012	$9.73	$10.94	23,928
01/01/2013 to 12/31/2013	$10.94	$12.60	42,546
01/01/2014 to 12/31/2014	$12.60	$13.26	51,500
01/01/2015 to 12/31/2015	$13.26	$12.99	80,123
01/01/2016 to 12/31/2016	$12.99	$13.54	78,683
AST J.P. Morgan International Equity Portfolio
06/30/2008 to 12/31/2008	$23.35	$15.14	128,075
01/01/2009 to 12/31/2009	$15.14	$20.37	111,338
01/01/2010 to 12/31/2010	$20.37	$21.61	99,329
01/01/2011 to 12/31/2011	$21.61	$19.43	88,820
01/01/2012 to 12/31/2012	$19.43	$23.46	106,686
01/01/2013 to 12/31/2013	$23.46	$26.79	85,086
01/01/2014 to 12/31/2014	$26.79	$24.83	91,810
01/01/2015 to 12/31/2015	$24.83	$23.90	105,108
01/01/2016 to 12/31/2016	$23.90	$24.11	100,615

A 127

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
06/30/2008 to 12/31/2008	$20.93	$17.06	109,736
01/01/2009 to 12/31/2009	$17.06	$20.61	89,471
01/01/2010 to 12/31/2010	$20.61	$21.89	83,097
01/01/2011 to 12/31/2011	$21.89	$21.72	94,146
01/01/2012 to 12/31/2012	$21.72	$23.81	101,774
01/01/2013 to 12/31/2013	$23.81	$26.18	113,447
01/01/2014 to 12/31/2014	$26.18	$27.33	111,693
01/01/2015 to 12/31/2015	$27.33	$27.00	113,673
01/01/2016 to 12/31/2016	$27.00	$27.76	118,334
AST Loomis Sayles Large-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$19.26	$12.43	710,826
01/01/2009 to 12/31/2009	$12.43	$15.97	454,565
01/01/2010 to 12/31/2010	$15.97	$18.93	364,357
01/01/2011 to 12/31/2011	$18.93	$18.57	314,477
01/01/2012 to 12/31/2012	$18.57	$20.64	298,859
01/01/2013 to 12/31/2013	$20.64	$27.92	283,764
01/01/2014 to 12/31/2014	$27.92	$30.57	483,667
01/01/2015 to 12/31/2015	$30.57	$33.31	453,208
01/01/2016 to 12/31/2016	$33.31	$34.82	409,226
AST Lord Abbett Core Fixed Income Portfolio
06/30/2008 to 12/31/2008	$14.42	$11.16	140,679
01/01/2009 to 12/31/2009	$11.16	$14.87	152,690
01/01/2010 to 12/31/2010	$14.87	$16.69	119,402
01/01/2011 to 12/31/2011	$16.69	$18.20	95,056
01/01/2012 to 12/31/2012	$18.20	$19.09	125,238
01/01/2013 to 12/31/2013	$19.09	$18.52	176,423
01/01/2014 to 12/31/2014	$18.52	$19.51	186,315
01/01/2015 to 12/31/2015	$19.51	$19.20	238,289
01/01/2016 to 12/31/2016	$19.20	$19.50	267,817
AST MFS Global Equity Portfolio
06/30/2008 to 12/31/2008	$14.75	$10.73	185,745
01/01/2009 to 12/31/2009	$10.73	$13.96	141,465
01/01/2010 to 12/31/2010	$13.96	$15.49	128,001
01/01/2011 to 12/31/2011	$15.49	$14.86	129,617
01/01/2012 to 12/31/2012	$14.86	$18.10	130,547
01/01/2013 to 12/31/2013	$18.10	$22.87	118,400
01/01/2014 to 12/31/2014	$22.87	$23.46	130,400
01/01/2015 to 12/31/2015	$23.46	$22.89	137,627
01/01/2016 to 12/31/2016	$22.89	$24.27	113,301
AST MFS Growth Portfolio
06/30/2008 to 12/31/2008	$9.28	$6.30	283,991
01/01/2009 to 12/31/2009	$6.30	$7.75	357,512
01/01/2010 to 12/31/2010	$7.75	$8.65	303,538
01/01/2011 to 12/31/2011	$8.65	$8.52	270,926
01/01/2012 to 12/31/2012	$8.52	$9.87	195,704
01/01/2013 to 12/31/2013	$9.87	$13.36	147,093
01/01/2014 to 12/31/2014	$13.36	$14.38	157,123
01/01/2015 to 12/31/2015	$14.38	$15.26	169,019
01/01/2016 to 12/31/2016	$15.26	$15.40	177,915

A 128

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$10.00	$10.22	0
01/01/2013 to 12/31/2013	$10.22	$13.61	0
01/01/2014 to 12/31/2014	$13.61	$14.85	640
01/01/2015 to 12/31/2015	$14.85	$14.60	1,244
01/01/2016 to 12/31/2016	$14.60	$16.39	8,357
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.03	$10.08	0
01/01/2012 to 12/31/2012	$10.08	$10.47	0
01/01/2013 to 12/31/2013	$10.47	$10.07	0
01/01/2014 to 12/31/2014	$10.07	$10.48	13,907
01/01/2015 to 10/16/2015	$10.48	$10.51	0
AST Neuberger Berman Mid-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$26.13	$16.69	258,551
01/01/2009 to 12/31/2009	$16.69	$21.45	202,478
01/01/2010 to 12/31/2010	$21.45	$27.32	181,262
01/01/2011 to 12/31/2011	$27.32	$27.50	154,240
01/01/2012 to 12/31/2012	$27.50	$30.60	127,169
01/01/2013 to 12/31/2013	$30.60	$40.17	109,479
01/01/2014 to 12/31/2014	$40.17	$42.93	105,092
01/01/2015 to 10/16/2015	$42.93	$44.25	0
AST Neuberger Berman Small-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$10.79	$6.99	185,040
01/01/2009 to 12/31/2009	$6.99	$8.48	130,897
01/01/2010 to 12/31/2010	$8.48	$10.10	108,496
01/01/2011 to 04/29/2011	$10.10	$11.35	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
06/30/2008 to 12/31/2008	$33.25	$20.51	269,632
01/01/2009 to 12/31/2009	$20.51	$28.55	181,892
01/01/2010 to 12/31/2010	$28.55	$34.89	147,445
01/01/2011 to 12/31/2011	$34.89	$33.69	125,064
01/01/2012 to 12/31/2012	$33.69	$39.06	118,486
01/01/2013 to 12/31/2013	$39.06	$54.91	108,908
01/01/2014 to 12/31/2014	$54.91	$62.11	125,689
01/01/2015 to 12/31/2015	$62.11	$58.02	124,582
01/01/2016 to 12/31/2016	$58.02	$67.92	111,615
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$10.00	$10.37	163,468
01/01/2013 to 12/31/2013	$10.37	$12.21	196,043
01/01/2014 to 12/31/2014	$12.21	$12.71	234,433
01/01/2015 to 12/31/2015	$12.71	$12.42	185,975
01/01/2016 to 12/31/2016	$12.42	$12.83	170,794
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10	$5.59	354
01/01/2009 to 12/31/2009	$5.59	$9.22	21,493
01/01/2010 to 12/31/2010	$9.22	$11.16	57,487
01/01/2011 to 12/31/2011	$11.16	$8.81	55,390
01/01/2012 to 12/31/2012	$8.81	$10.28	54,656
01/01/2013 to 12/31/2013	$10.28	$10.20	49,534
01/01/2014 to 12/31/2014	$10.20	$9.63	56,193
01/01/2015 to 12/31/2015	$9.63	$7.94	49,051
01/01/2016 to 12/31/2016	$7.94	$8.83	69,585

A 129

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$11.02	$9.21	152,701
01/01/2009 to 12/31/2009	$9.21	$10.94	182,513
01/01/2010 to 12/31/2010	$10.94	$11.98	203,990
01/01/2011 to 12/31/2011	$11.98	$11.98	173,004
01/01/2012 to 12/31/2012	$11.98	$13.09	274,996
01/01/2013 to 12/31/2013	$13.09	$14.15	348,267
01/01/2014 to 12/31/2014	$14.15	$14.82	425,734
01/01/2015 to 12/31/2015	$14.82	$14.69	503,132
01/01/2016 to 12/31/2016	$14.69	$15.35	578,618
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02	$10.08	0
01/01/2012 to 12/31/2012	$10.08	$10.69	0
01/01/2013 to 12/31/2013	$10.69	$10.34	0
01/01/2014 to 12/31/2014	$10.34	$10.86	296
01/01/2015 to 12/31/2015	$10.86	$10.72	22,626
01/01/2016 to 12/31/2016	$10.72	$11.06	26,811
AST Prudential Growth Allocation Portfolio
06/30/2008 to 12/31/2008	$10.53	$6.82	145,715
01/01/2009 to 12/31/2009	$6.82	$8.51	130,430
01/01/2010 to 12/31/2010	$8.51	$10.02	119,611
01/01/2011 to 12/31/2011	$10.02	$9.31	121,090
01/01/2012 to 12/31/2012	$9.31	$10.40	69,098
01/01/2013 to 12/31/2013	$10.40	$12.05	57,048
01/01/2014 to 12/31/2014	$12.05	$13.03	91,309
01/01/2015 to 12/31/2015	$13.03	$12.82	236,779
01/01/2016 to 12/31/2016	$12.82	$13.98	294,371
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$10.00	$11.73	0
01/01/2014 to 12/31/2014	$11.73	$13.38	0
01/01/2015 to 12/31/2015	$13.38	$13.45	0
01/01/2016 to 12/31/2016	$13.45	$14.76	0
AST QMA US Equity Alpha Portfolio
06/30/2008 to 12/31/2008	$13.49	$9.23	222,439
01/01/2009 to 12/31/2009	$9.23	$11.14	165,516
01/01/2010 to 12/31/2010	$11.14	$12.68	148,208
01/01/2011 to 12/31/2011	$12.68	$12.99	123,296
01/01/2012 to 12/31/2012	$12.99	$15.28	121,362
01/01/2013 to 12/31/2013	$15.28	$20.03	108,667
01/01/2014 to 12/31/2014	$20.03	$23.24	131,331
01/01/2015 to 12/31/2015	$23.24	$23.72	133,482
01/01/2016 to 12/31/2016	$23.72	$26.97	132,429
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$10.00	$8.94	0
01/01/2012 to 12/31/2012	$8.94	$10.01	5,703
01/01/2013 to 12/31/2013	$10.01	$12.14	7,780
01/01/2014 to 12/31/2014	$12.14	$12.79	37,229
01/01/2015 to 12/31/2015	$12.79	$12.69	42,256
01/01/2016 to 12/31/2016	$12.69	$13.35	60,495
A 130

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST RCM World Trends Portfolio
06/30/2008 to 12/31/2008	$9.38	$7.21	13,812
01/01/2009 to 12/31/2009	$7.21	$8.80	41,533
01/01/2010 to 12/31/2010	$8.80	$9.75	52,644
01/01/2011 to 12/31/2011	$9.75	$9.48	111,110
01/01/2012 to 12/31/2012	$9.48	$10.35	139,141
01/01/2013 to 12/31/2013	$10.35	$11.52	120,205
01/01/2014 to 12/31/2014	$11.52	$11.99	133,536
01/01/2015 to 12/31/2015	$11.99	$11.85	136,474
01/01/2016 to 12/31/2016	$11.85	$12.30	181,299
AST Schroders Global Tactical Portfolio
06/30/2008 to 12/31/2008	$10.38	$7.39	7,390
01/01/2009 to 12/31/2009	$7.39	$9.28	19,879
01/01/2010 to 12/31/2010	$9.28	$10.50	19,915
01/01/2011 to 12/31/2011	$10.50	$10.15	22,151
01/01/2012 to 12/31/2012	$10.15	$11.64	32,123
01/01/2013 to 12/31/2013	$11.64	$13.61	87,038
01/01/2014 to 12/31/2014	$13.61	$14.20	124,620
01/01/2015 to 12/31/2015	$14.20	$13.99	198,077
01/01/2016 to 12/31/2016	$13.99	$14.79	246,808
AST Schroders Multi-Asset World Strategies Portfolio
06/30/2008 to 12/31/2008	$17.76	$13.09	38,831
01/01/2009 to 12/31/2009	$13.09	$16.52	56,078
01/01/2010 to 12/31/2010	$16.52	$18.28	55,356
01/01/2011 to 12/31/2011	$18.28	$17.49	63,882
01/01/2012 to 12/31/2012	$17.49	$19.24	63,454
01/01/2013 to 12/31/2013	$19.24	$21.79	58,385
01/01/2014 to 12/31/2014	$21.79	$22.23	64,967
01/01/2015 to 10/16/2015	$22.23	$21.73	0
AST Small-Cap Growth Opportunities Portfolio
06/30/2008 to 12/31/2008	$11.27	$7.55	125,578
01/01/2009 to 12/31/2009	$7.55	$9.92	89,622
01/01/2010 to 12/31/2010	$9.92	$13.01	81,914
01/01/2011 to 12/31/2011	$13.01	$11.19	137,269
01/01/2012 to 12/31/2012	$11.19	$13.30	130,099
01/01/2013 to 12/31/2013	$13.30	$18.55	126,485
01/01/2014 to 12/31/2014	$18.55	$19.27	145,335
01/01/2015 to 12/31/2015	$19.27	$19.33	147,432
01/01/2016 to 12/31/2016	$19.33	$20.61	128,119
AST Small-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$17.11	$11.66	196,511
01/01/2009 to 12/31/2009	$11.66	$15.45	165,746
01/01/2010 to 12/31/2010	$15.45	$20.87	138,847
01/01/2011 to 12/31/2011	$20.87	$20.46	118,573
01/01/2012 to 12/31/2012	$20.46	$22.72	122,406
01/01/2013 to 12/31/2013	$22.72	$30.40	97,212
01/01/2014 to 12/31/2014	$30.40	$31.25	88,416
01/01/2015 to 12/31/2015	$31.25	$31.18	88,541
01/01/2016 to 12/31/2016	$31.18	$34.59	87,562

A 131

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Small-Cap Value Portfolio
06/30/2008 to 12/31/2008	$21.46	$16.30	265,536
01/01/2009 to 12/31/2009	$16.30	$20.49	179,703
01/01/2010 to 12/31/2010	$20.49	$25.56	142,958
01/01/2011 to 12/31/2011	$25.56	$23.79	125,180
01/01/2012 to 12/31/2012	$23.79	$27.83	104,650
01/01/2013 to 12/31/2013	$27.83	$37.86	104,841
01/01/2014 to 12/31/2014	$37.86	$39.45	128,407
01/01/2015 to 12/31/2015	$39.45	$37.37	128,308
01/01/2016 to 12/31/2016	$37.37	$47.81	112,783
AST T. Rowe Price Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$23.92	$18.81	170,365
01/01/2009 to 12/31/2009	$18.81	$23.12	143,983
01/01/2010 to 12/31/2010	$23.12	$25.53	132,162
01/01/2011 to 12/31/2011	$25.53	$25.78	105,184
01/01/2012 to 12/31/2012	$25.78	$28.96	159,208
01/01/2013 to 12/31/2013	$28.96	$33.50	197,834
01/01/2014 to 12/31/2014	$33.50	$35.11	243,904
01/01/2015 to 12/31/2015	$35.11	$34.78	273,978
01/01/2016 to 12/31/2016	$34.78	$37.03	341,435
AST T. Rowe Price Equity Income Portfolio
06/30/2008 to 12/31/2008	$12.20	$8.54	201,923
01/01/2009 to 12/31/2009	$8.54	$10.47	124,152
01/01/2010 to 12/31/2010	$10.47	$11.74	109,186
01/01/2011 to 12/31/2011	$11.74	$11.43	78,033
01/01/2012 to 12/31/2012	$11.43	$13.27	174,018
01/01/2013 to 12/31/2013	$13.27	$17.03	99,497
01/01/2014 to 12/31/2014	$17.03	$18.12	123,842
01/01/2015 to 10/16/2015	$18.12	$16.89	0
AST T. Rowe Price Large-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$15.27	$9.96	118,069
01/01/2009 to 12/31/2009	$9.96	$15.12	139,111
01/01/2010 to 12/31/2010	$15.12	$17.33	91,822
01/01/2011 to 12/31/2011	$17.33	$16.87	92,278
01/01/2012 to 12/31/2012	$16.87	$19.63	117,823
01/01/2013 to 12/31/2013	$19.63	$28.00	106,243
01/01/2014 to 12/31/2014	$28.00	$30.03	124,055
01/01/2015 to 12/31/2015	$30.03	$32.58	159,880
01/01/2016 to 12/31/2016	$32.58	$33.12	155,469
AST T. Rowe Price Natural Resources Portfolio
06/30/2008 to 12/31/2008	$76.74	$33.42	67,882
01/01/2009 to 12/31/2009	$33.42	$49.42	59,018
01/01/2010 to 12/31/2010	$49.42	$58.93	51,233
01/01/2011 to 12/31/2011	$58.93	$49.64	45,841
01/01/2012 to 12/31/2012	$49.64	$50.92	40,026
01/01/2013 to 12/31/2013	$50.92	$58.16	34,744
01/01/2014 to 12/31/2014	$58.16	$52.77	34,309
01/01/2015 to 12/31/2015	$52.77	$42.18	39,346
01/01/2016 to 12/31/2016	$42.18	$52.04	36,992

A 132

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Templeton Global Bond Portfolio
06/30/2008 to 12/31/2008	$16.62	$15.75	157,502
01/01/2009 to 12/31/2009	$15.75	$17.49	152,843
01/01/2010 to 12/31/2010	$17.49	$18.30	130,474
01/01/2011 to 12/31/2011	$18.30	$18.87	127,285
01/01/2012 to 12/31/2012	$18.87	$19.66	130,910
01/01/2013 to 12/31/2013	$19.66	$18.73	127,379
01/01/2014 to 12/31/2014	$18.73	$18.65	144,106
01/01/2015 to 12/31/2015	$18.65	$17.61	142,199
01/01/2016 to 12/31/2016	$17.61	$18.19	118,128
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$12.71	$9.17	175,827
01/01/2009 to 12/31/2009	$9.17	$10.73	110,665
01/01/2010 to 12/31/2010	$10.73	$11.95	84,321
01/01/2011 to 12/31/2011	$11.95	$11.77	70,324
01/01/2012 to 12/31/2012	$11.77	$13.21	70,906
01/01/2013 to 12/31/2013	$13.21	$17.61	70,433
01/01/2014 to 12/31/2014	$17.61	$17.71	71,306
01/01/2015 to 12/31/2015	$17.71	$16.47	68,125
01/01/2016 to 12/31/2016	$16.47	$17.30	58,433
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
06/30/2008 to 12/31/2008	$13.15	$8.65	81,270
01/01/2009 to 12/31/2009	$8.65	$11.89	67,540
01/01/2010 to 12/31/2010	$11.89	$14.55	63,900
01/01/2011 to 12/31/2011	$14.55	$13.91	39,508
01/01/2012 to 12/31/2012	$13.91	$16.30	57,927
01/01/2013 to 12/31/2013	$16.30	$21.37	35,635
01/01/2014 to 12/31/2014	$21.37	$24.32	39,075
01/01/2015 to 12/31/2015	$24.32	$22.49	34,907
01/01/2016 to 12/31/2016	$22.49	$25.38	42,814
AST Wellington Management Hedged Equity Portfolio
06/30/2008 to 12/31/2008	$10.81	$7.09	126,503
01/01/2009 to 12/31/2009	$7.09	$9.02	66,395
01/01/2010 to 12/31/2010	$9.02	$10.24	85,069
01/01/2011 to 12/31/2011	$10.24	$9.78	56,049
01/01/2012 to 12/31/2012	$9.78	$10.75	53,655
01/01/2013 to 12/31/2013	$10.75	$12.83	94,298
01/01/2014 to 12/31/2014	$12.83	$13.40	148,953
01/01/2015 to 12/31/2015	$13.40	$13.18	134,144
01/01/2016 to 12/31/2016	$13.18	$13.90	167,653
AST Western Asset Core Plus Bond Portfolio
06/30/2008 to 12/31/2008	$10.11	$9.37	57,790
01/01/2009 to 12/31/2009	$9.37	$10.36	14,693
01/01/2010 to 12/31/2010	$10.36	$11.05	13,807
01/01/2011 to 12/31/2011	$11.05	$11.60	26,245
01/01/2012 to 12/31/2012	$11.60	$12.39	38,757
01/01/2013 to 12/31/2013	$12.39	$12.08	28,282
01/01/2014 to 12/31/2014	$12.08	$12.82	64,295
01/01/2015 to 12/31/2015	$12.82	$12.85	107,742
01/01/2016 to 12/31/2016	$12.85	$13.38	119,515
Evergreen VA Growth Fund
06/30/2008 to 12/31/2008	$11.94	$8.09	20,816
01/01/2009 to 12/31/2009	$8.09	$11.20	16,013
01/01/2010 to 07/16/2010	$11.20	$11.01	0

A 133

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Evergreen VA International Equity Fund
06/30/2008 to 12/31/2008	$17.39	$11.40	35,866
01/01/2009 to 12/31/2009	$11.40	$13.08	27,089
01/01/2010 to 07/16/2010	$13.08	$12.47	0
Evergreen VA Omega Fund
06/30/2008 to 12/31/2008	$10.68	$8.49	6,360
01/01/2009 to 12/31/2009	$8.49	$12.10	13,022
01/01/2010 to 07/16/2010	$12.10	$11.34	0
First Trust Target Focus Four Portfolio
06/30/2008 to 12/31/2008	$4.40	$2.94	172,446
01/01/2009 to 12/31/2009	$2.94	$3.75	134,779
01/01/2010 to 12/31/2010	$3.75	$4.42	108,376
01/01/2011 to 12/31/2011	$4.42	$3.90	111,046
01/01/2012 to 12/31/2012	$3.90	$4.39	96,808
01/01/2013 to 12/31/2013	$4.39	$5.70	91,130
01/01/2014 to 04/25/2014	$5.70	$5.89	0
Franklin Templeton VIP Founding Funds Allocation Fund
06/30/2008 to 12/31/2008	$9.29	$6.67	4,104
01/01/2009 to 12/31/2009	$6.67	$8.59	14,124
01/01/2010 to 12/31/2010	$8.59	$9.38	39,395
01/01/2011 to 12/31/2011	$9.38	$9.13	36,737
01/01/2012 to 09/21/2012	$9.13	$10.28	0
Global Dividend Target 15 Portfolio
06/30/2008 to 12/31/2008	$18.15	$12.49	179,528
01/01/2009 to 12/31/2009	$12.49	$17.45	141,853
01/01/2010 to 12/31/2010	$17.45	$18.95	97,424
01/01/2011 to 12/31/2011	$18.95	$17.36	83,403
01/01/2012 to 12/31/2012	$17.36	$21.54	59,162
01/01/2013 to 12/31/2013	$21.54	$24.38	47,178
01/01/2014 to 04/25/2014	$24.38	$23.91	0
Invesco V.I. Capital Development Fund - Series I
04/29/2011* to 12/31/2011	$10.03	$8.21	20,926
01/01/2012 to 04/27/2012	$8.21	$9.32	0
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99	$9.16	13,364
01/01/2012 to 12/31/2012	$9.16	$10.77	13,248
01/01/2013 to 12/31/2013	$10.77	$13.97	16,703
01/01/2014 to 12/31/2014	$13.97	$15.60	28,655
01/01/2015 to 12/31/2015	$15.60	$15.77	27,145
01/01/2016 to 12/31/2016	$15.77	$17.92	30,582
Invesco V.I. Dynamics Fund - Series I
06/30/2008 to 12/31/2008	$11.48	$6.73	49,434
01/01/2009 to 12/31/2009	$6.73	$9.49	40,967
01/01/2010 to 12/31/2010	$9.49	$11.63	27,915
01/01/2011 to 04/29/2011	$11.63	$12.98	0
Invesco V.I. Financial Services Fund - Series I
06/30/2008 to 12/31/2008	$9.26	$5.47	25,681
01/01/2009 to 12/31/2009	$5.47	$6.90	21,361
01/01/2010 to 12/31/2010	$6.90	$7.54	18,522
01/01/2011 to 04/29/2011	$7.54	$7.97	0

A 134

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco V.I. Global Health Care Fund - Series I
06/30/2008 to 12/31/2008	$14.24	$11.16	60,121
01/01/2009 to 12/31/2009	$11.16	$14.11	46,892
01/01/2010 to 12/31/2010	$14.11	$14.71	37,771
01/01/2011 to 12/31/2011	$14.71	$15.14	38,010
01/01/2012 to 12/31/2012	$15.14	$18.12	35,501
01/01/2013 to 12/31/2013	$18.12	$25.20	27,781
01/01/2014 to 12/31/2014	$25.20	$29.86	52,855
01/01/2015 to 12/31/2015	$29.86	$30.50	52,553
01/01/2016 to 12/31/2016	$30.50	$26.73	48,961
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.05	$9.81	18,004
01/01/2013 to 12/31/2013	$9.81	$13.31	13,731
01/01/2014 to 12/31/2014	$13.31	$14.23	12,329
01/01/2015 to 12/31/2015	$14.23	$14.26	11,841
01/01/2016 to 12/31/2016	$14.26	$14.22	12,003
Invesco V.I. Technology Fund - Series I
06/30/2008 to 12/31/2008	$5.43	$3.42	103,841
01/01/2009 to 12/31/2009	$3.42	$5.32	89,494
01/01/2010 to 12/31/2010	$5.32	$6.39	78,382
01/01/2011 to 12/31/2011	$6.39	$6.01	77,691
01/01/2012 to 12/31/2012	$6.01	$6.62	66,384
01/01/2013 to 12/31/2013	$6.62	$8.20	49,072
01/01/2014 to 12/31/2014	$8.20	$9.02	44,162
01/01/2015 to 12/31/2015	$9.02	$9.54	40,762
01/01/2016 to 12/31/2016	$9.54	$9.37	38,485
NASDAQ Target 15 Portfolio
06/30/2008 to 12/31/2008	$9.15	$5.54	191,981
01/01/2009 to 12/31/2009	$5.54	$6.41	148,221
01/01/2010 to 12/31/2010	$6.41	$8.28	101,388
01/01/2011 to 12/31/2011	$8.28	$8.30	89,189
01/01/2012 to 12/31/2012	$8.30	$9.29	73,816
01/01/2013 to 12/31/2013	$9.29	$13.68	63,092
01/01/2014 to 04/25/2014	$13.68	$13.66	0
NVIT Developing Markets Fund
06/30/2008 to 12/31/2008	$24.18	$11.46	146,892
01/01/2009 to 12/31/2009	$11.46	$18.41	118,600
01/01/2010 to 12/31/2010	$18.41	$21.17	92,641
01/01/2011 to 12/31/2011	$21.17	$16.26	83,337
01/01/2012 to 12/31/2012	$16.26	$18.80	68,128
01/01/2013 to 12/31/2013	$18.80	$18.62	62,189
01/01/2014 to 12/31/2014	$18.62	$17.36	58,613
01/01/2015 to 12/31/2015	$17.36	$14.38	65,635
01/01/2016 to 08/05/2016	$14.38	$15.81	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.13	$9.76	95,337
Prudential SP International Growth Portfolio
06/30/2008 to 12/31/2008	$15.10	$8.47	16,132
01/01/2009 to 12/31/2009	$8.47	$11.50	10,405
01/01/2010 to 12/31/2010	$11.50	$12.98	9,609
01/01/2011 to 12/31/2011	$12.98	$10.93	7,634
01/01/2012 to 12/31/2012	$10.93	$13.25	6,903
01/01/2013 to 12/31/2013	$13.25	$15.59	6,999
01/01/2014 to 12/31/2014	$15.59	$14.55	7,756
01/01/2015 to 12/31/2015	$14.55	$14.89	3,919
01/01/2016 to 12/31/2016	$14.89	$14.21	2,549

A 135

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
S&P Target 24 Portfolio
06/30/2008 to 12/31/2008	$7.72	$6.35	187,951
01/01/2009 to 12/31/2009	$6.35	$7.15	148,864
01/01/2010 to 12/31/2010	$7.15	$8.45	106,461
01/01/2011 to 12/31/2011	$8.45	$9.08	88,572
01/01/2012 to 12/31/2012	$9.08	$9.84	72,873
01/01/2013 to 12/31/2013	$9.84	$13.85	64,094
01/01/2014 to 04/25/2014	$13.85	$13.69	0
Target Managed VIP Portfolio
06/30/2008 to 12/31/2008	$10.05	$6.45	466,784
01/01/2009 to 12/31/2009	$6.45	$7.22	347,401
01/01/2010 to 12/31/2010	$7.22	$8.51	261,237
01/01/2011 to 12/31/2011	$8.51	$8.28	230,583
01/01/2012 to 12/31/2012	$8.28	$9.27	188,112
01/01/2013 to 12/31/2013	$9.27	$12.46	182,335
01/01/2014 to 04/25/2014	$12.46	$12.41	0
The DOW DART 10 Portfolio
06/30/2008 to 12/31/2008	$8.35	$6.92	166,189
01/01/2009 to 12/31/2009	$6.92	$7.81	136,502
01/01/2010 to 12/31/2010	$7.81	$9.03	85,983
01/01/2011 to 12/31/2011	$9.03	$9.63	68,896
01/01/2012 to 12/31/2012	$9.63	$10.56	55,573
01/01/2013 to 12/31/2013	$10.56	$13.67	49,971
01/01/2014 to 04/25/2014	$13.67	$13.49	0
The DOW Target Dividend Portfolio
06/30/2008 to 12/31/2008	$8.36	$6.76	102,732
01/01/2009 to 12/31/2009	$6.76	$7.63	85,040
01/01/2010 to 12/31/2010	$7.63	$8.80	49,111
01/01/2011 to 12/31/2011	$8.80	$9.24	44,187
01/01/2012 to 12/31/2012	$9.24	$9.66	34,369
01/01/2013 to 12/31/2013	$9.66	$12.25	26,719
01/01/2014 to 04/25/2014	$12.25	$12.70	0
Value Line Target 25 Portfolio
06/30/2008 to 12/31/2008	$5.27	$2.43	763,974
01/01/2009 to 12/31/2009	$2.43	$2.58	559,076
01/01/2010 to 12/31/2010	$2.58	$3.33	370,909
01/01/2011 to 12/31/2011	$3.33	$2.48	315,747
01/01/2012 to 12/31/2012	$2.48	$2.98	221,098
01/01/2013 to 12/31/2013	$2.98	$3.88	190,247
01/01/2014 to 04/25/2014	$3.88	$4.15	0
Wells Fargo Advantage VT Equity Income
06/30/2008 to 12/31/2008	$18.62	$13.72	5,737
01/01/2009 to 12/31/2009	$13.72	$15.87	4,939
01/01/2010 to 07/16/2010	$15.87	$15.31	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.49	$15.14	24,499
01/01/2011 to 12/31/2011	$15.14	$13.07	29,906
01/01/2012 to 12/31/2012	$13.07	$14.71	29,228
01/01/2013 to 12/31/2013	$14.71	$17.47	30,007
01/01/2014 to 12/31/2014	$17.47	$16.38	24,619
01/01/2015 to 12/31/2015	$16.38	$16.59	24,849
01/01/2016 to 12/31/2016	$16.59	$16.96	26,081

A 136

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Wells Fargo VT Intrinsic Value Fund - Class 2
07/16/2010* to 12/31/2010	$15.31	$17.89	5,573
01/01/2011 to 12/31/2011	$17.89	$17.33	3,437
01/01/2012 to 12/31/2012	$17.33	$20.49	3,617
01/01/2013 to 12/31/2013	$20.49	$26.44	3,404
01/01/2014 to 12/31/2014	$26.44	$28.87	3,181
01/01/2015 to 12/31/2015	$28.87	$28.43	4,818
01/01/2016 to 04/29/2016	$28.43	$28.53	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.34	$14.34	6,844
01/01/2011 to 12/31/2011	$14.34	$13.44	14,852
01/01/2012 to 12/31/2012	$13.44	$16.07	10,531
01/01/2013 to 12/31/2013	$16.07	$22.30	9,762
01/01/2014 to 12/31/2014	$22.30	$22.98	17,102
01/01/2015 to 12/31/2015	$22.98	$23.12	12,954
01/01/2016 to 12/31/2016	$23.12	$23.07	12,271
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59	$12.29	11,217
01/01/2011 to 12/31/2011	$12.29	$11.63	9,036
01/01/2012 to 12/31/2012	$11.63	$12.45	6,706
01/01/2013 to 12/31/2013	$12.45	$18.56	5,797
01/01/2014 to 12/31/2014	$18.56	$18.07	6,221
01/01/2015 to 12/31/2015	$18.07	$17.42	7,082
01/01/2016 to 12/31/2016	$17.42	$18.64	6,894
*Denotes the start date of these sub-accounts

A 137

Optimum XTRA
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With EBP II or HAV (2.00%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.660	$7.840	9,400,328
01/01/2009 to 12/31/2009	$7.840	$9.560	11,572,243
01/01/2010 to 12/31/2010	$9.560	$10.490	9,571,229
01/01/2011 to 12/31/2011	$10.490	$10.000	7,458,449
01/01/2012 to 12/31/2012	$10.000	$11.040	6,592,715
01/01/2013 to 12/31/2013	$11.040	$11.890	4,018,651
01/01/2014 to 12/31/2014	$11.890	$12.100	2,611,367
01/01/2015 to 12/31/2015	$12.100	$11.480	1,475,038
01/01/2016 to 12/31/2016	$11.480	$11.960	987,794
AST American Century Income & Growth Portfolio
06/30/2008 to 12/31/2008	$13.790	$10.130	432,558
01/01/2009 to 12/31/2009	$10.130	$11.690	495,878
01/01/2010 to 12/31/2010	$11.690	$13.040	325,918
01/01/2011 to 12/31/2011	$13.040	$13.230	289,460
01/01/2012 to 05/04/2012	$13.230	$14.360	0
AST Balanced Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.710	$8.110	5,528,245
01/01/2009 to 12/31/2009	$8.110	$9.800	8,798,728
01/01/2010 to 12/31/2010	$9.800	$10.790	7,024,050
01/01/2011 to 12/31/2011	$10.790	$10.440	5,182,858
01/01/2012 to 12/31/2012	$10.440	$11.510	5,035,393
01/01/2013 to 12/31/2013	$11.510	$13.270	3,262,170
01/01/2014 to 12/31/2014	$13.270	$13.860	3,023,580
01/01/2015 to 12/31/2015	$13.860	$13.640	2,076,357
01/01/2016 to 12/31/2016	$13.640	$14.210	1,450,831
AST BlackRock Low Duration Bond Portfolio
06/30/2008 to 12/31/2008	$10.990	$10.730	3,023,480
01/01/2009 to 12/31/2009	$10.730	$11.590	3,232,705
01/01/2010 to 12/31/2010	$11.590	$11.800	2,405,356
01/01/2011 to 12/31/2011	$11.800	$11.830	1,638,831
01/01/2012 to 12/31/2012	$11.830	$12.130	1,373,988
01/01/2013 to 12/31/2013	$12.130	$11.630	1,058,431
01/01/2014 to 12/31/2014	$11.630	$11.390	675,849
01/01/2015 to 12/31/2015	$11.390	$11.210	402,011
01/01/2016 to 12/31/2016	$11.210	$11.170	326,027
AST BlackRock/Loomis Sayles Bond Portfolio
06/30/2008 to 12/31/2008	$11.730	$11.210	2,546,124
01/01/2009 to 12/31/2009	$11.210	$12.800	3,707,147
01/01/2010 to 12/31/2010	$12.800	$13.510	3,188,128
01/01/2011 to 12/31/2011	$13.510	$13.660	2,557,267
01/01/2012 to 12/31/2012	$13.660	$14.640	2,510,555
01/01/2013 to 12/31/2013	$14.640	$14.080	1,426,831
01/01/2014 to 12/31/2014	$14.080	$14.380	956,377
01/01/2015 to 12/31/2015	$14.380	$13.800	628,255
01/01/2016 to 12/31/2016	$13.800	$14.090	564,139

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2015
06/30/2008 to 12/31/2008	$9.690	$11.280	12,905,774
01/01/2009 to 12/31/2009	$11.280	$11.010	11,423,965
01/01/2010 to 12/31/2010	$11.010	$11.800	7,372,701
01/01/2011 to 12/31/2011	$11.800	$12.310	5,770,635
01/01/2012 to 12/31/2012	$12.310	$12.420	4,016,057
01/01/2013 to 12/31/2013	$12.420	$12.140	1,984,193
01/01/2014 to 12/31/2014	$12.140	$11.880	1,658,549
01/01/2015 to 12/31/2015	$11.880	$11.610	0
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$10.000	$9.360	1,335,590
01/01/2010 to 12/31/2010	$9.360	$10.140	972,743
01/01/2011 to 12/31/2011	$10.140	$10.900	747,805
01/01/2012 to 12/31/2012	$10.900	$11.120	351,286
01/01/2013 to 12/31/2013	$11.120	$10.830	158,875
01/01/2014 to 12/31/2014	$10.830	$10.660	123,038
01/01/2015 to 12/31/2015	$10.660	$10.420	1,666,488
01/01/2016 to 12/31/2016	$10.420	$10.260	0
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$10.000	$10.740	4,566,891
01/01/2011 to 12/31/2011	$10.740	$11.730	2,577,818
01/01/2012 to 12/31/2012	$11.730	$12.080	1,131,486
01/01/2013 to 12/31/2013	$12.080	$11.600	198,554
01/01/2014 to 12/31/2014	$11.600	$11.530	83,718
01/01/2015 to 12/31/2015	$11.530	$11.310	75,558
01/01/2016 to 12/31/2016	$11.310	$11.220	1,173,463
AST Bond Portfolio 2018
06/30/2008 to 12/31/2008	$9.660	$12.010	7,376,393
01/01/2009 to 12/31/2009	$12.010	$11.060	7,133,884
01/01/2010 to 12/31/2010	$11.060	$12.050	4,327,344
01/01/2011 to 12/31/2011	$12.050	$13.410	6,924,813
01/01/2012 to 12/31/2012	$13.410	$13.900	3,795,635
01/01/2013 to 12/31/2013	$13.900	$13.190	1,425,957
01/01/2014 to 12/31/2014	$13.190	$13.270	1,181,537
01/01/2015 to 12/31/2015	$13.270	$13.110	1,033,755
01/01/2016 to 12/31/2016	$13.110	$13.060	907,969
AST Bond Portfolio 2019
06/30/2008 to 12/31/2008	$9.680	$12.080	5,692,971
01/01/2009 to 12/31/2009	$12.080	$10.930	5,213,380
01/01/2010 to 12/31/2010	$10.930	$11.930	3,978,286
01/01/2011 to 12/31/2011	$11.930	$13.550	2,040,163
01/01/2012 to 12/31/2012	$13.550	$14.060	3,068,671
01/01/2013 to 12/31/2013	$14.060	$13.110	1,918,350
01/01/2014 to 12/31/2014	$13.110	$13.400	1,315,184
01/01/2015 to 12/31/2015	$13.400	$13.270	1,173,555
01/01/2016 to 12/31/2016	$13.270	$13.200	1,053,395
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$10.000	$8.770	239,205
01/01/2010 to 12/31/2010	$8.770	$9.610	3,501,577
01/01/2011 to 12/31/2011	$9.610	$11.180	747,648
01/01/2012 to 12/31/2012	$11.180	$11.650	52,737
01/01/2013 to 12/31/2013	$11.650	$10.670	4,576,643
01/01/2014 to 12/31/2014	$10.670	$11.100	2,846,478
01/01/2015 to 12/31/2015	$11.100	$11.050	2,440,037
01/01/2016 to 12/31/2016	$11.050	$11.040	2,073,767

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$10.000	$10.990	6,025,992
01/01/2011 to 12/31/2011	$10.990	$12.950	3,151,015
01/01/2012 to 12/31/2012	$12.950	$13.560	495,656
01/01/2013 to 12/31/2013	$13.560	$12.350	178
01/01/2014 to 12/31/2014	$12.350	$13.040	681,896
01/01/2015 to 12/31/2015	$13.040	$13.000	667,698
01/01/2016 to 12/31/2016	$13.000	$13.000	544,327
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$10.000	$12.000	5,394,026
01/01/2012 to 12/31/2012	$12.000	$12.440	5,525,461
01/01/2013 to 12/31/2013	$12.440	$11.010	143,428
01/01/2014 to 12/31/2014	$11.010	$11.900	105,004
01/01/2015 to 12/31/2015	$11.900	$11.910	500,607
01/01/2016 to 12/31/2016	$11.910	$11.890	367,715
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$10.000	$10.380	3,495,509
01/01/2013 to 12/31/2013	$10.380	$9.130	9,061,699
01/01/2014 to 12/31/2014	$9.130	$10.080	3,171,548
01/01/2015 to 12/31/2015	$10.080	$10.150	804,213
01/01/2016 to 12/31/2016	$10.150	$10.130	868,254
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$10.000	$8.730	5,845,538
01/01/2014 to 12/31/2014	$8.730	$9.810	2,864,169
01/01/2015 to 12/31/2015	$9.810	$9.880	330,756
01/01/2016 to 12/31/2016	$9.880	$9.870	262,695
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$10.000	$11.280	1,452,253
01/01/2015 to 12/31/2015	$11.280	$11.280	5,711,311
01/01/2016 to 12/31/2016	$11.280	$11.320	9,803
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$10.000	$9.920	1,301,671
01/01/2016 to 12/31/2016	$9.920	$9.920	3,159,041
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$10.000	$9.860	5,814,038
AST Capital Growth Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.720	$7.640	11,747,755
01/01/2009 to 12/31/2009	$7.640	$9.380	14,510,164
01/01/2010 to 12/31/2010	$9.380	$10.430	11,072,168
01/01/2011 to 12/31/2011	$10.430	$9.970	8,565,131
01/01/2012 to 12/31/2012	$9.970	$11.110	8,015,346
01/01/2013 to 12/31/2013	$11.110	$13.360	5,728,326
01/01/2014 to 12/31/2014	$13.360	$14.010	4,070,987
01/01/2015 to 12/31/2015	$14.010	$13.800	2,526,243
01/01/2016 to 12/31/2016	$13.800	$14.450	1,665,378
AST Cohen & Steers Realty Portfolio
06/30/2008 to 12/31/2008	$21.400	$14.160	171,371
01/01/2009 to 12/31/2009	$14.160	$18.300	243,592
01/01/2010 to 12/31/2010	$18.300	$23.080	180,347
01/01/2011 to 12/31/2011	$23.080	$24.110	145,127
01/01/2012 to 12/31/2012	$24.110	$27.260	130,983
01/01/2013 to 12/31/2013	$27.260	$27.550	85,849
01/01/2014 to 12/31/2014	$27.550	$35.350	73,511
01/01/2015 to 12/31/2015	$35.350	$36.320	45,847
01/01/2016 to 12/31/2016	$36.320	$37.310	34,819

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$13.900	$9.810	2,137,291
01/01/2009 to 12/31/2009	$9.810	$11.460	1,934,817
01/01/2010 to 12/31/2010	$11.460	$12.670	1,584,756
01/01/2011 to 12/31/2011	$12.670	$11.730	1,058,554
01/01/2012 to 12/31/2012	$11.730	$13.760	808,644
01/01/2013 to 12/31/2013	$13.760	$18.010	620,213
01/01/2014 to 12/31/2014	$18.010	$19.970	355,650
01/01/2015 to 12/31/2015	$19.970	$18.660	278,124
01/01/2016 to 12/31/2016	$18.660	$20.400	216,152
AST Goldman Sachs Mid-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$17.200	$10.540	395,201
01/01/2009 to 12/31/2009	$10.540	$16.220	468,843
01/01/2010 to 12/31/2010	$16.220	$19.050	361,092
01/01/2011 to 12/31/2011	$19.050	$18.110	221,077
01/01/2012 to 12/31/2012	$18.110	$21.230	193,150
01/01/2013 to 12/31/2013	$21.230	$27.500	156,741
01/01/2014 to 12/31/2014	$27.500	$30.060	119,283
01/01/2015 to 12/31/2015	$30.060	$27.780	128,180
01/01/2016 to 12/31/2016	$27.780	$27.680	99,441
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
06/30/2008 to 12/31/2008	$10.370	$10.370	11,771,343
01/01/2009 to 12/31/2009	$10.370	$10.190	5,146,624
01/01/2010 to 12/31/2010	$10.190	$9.990	2,539,883
01/01/2011 to 12/31/2011	$9.990	$9.790	2,629,487
01/01/2012 to 12/31/2012	$9.790	$9.600	1,832,190
01/01/2013 to 12/31/2013	$9.600	$9.400	1,233,947
01/01/2014 to 12/31/2014	$9.400	$9.220	1,006,675
01/01/2015 to 12/31/2015	$9.220	$9.030	754,207
01/01/2016 to 12/31/2016	$9.030	$8.850	462,011
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$12.540	$8.690	546,388
01/01/2009 to 12/31/2009	$8.690	$10.170	452,623
01/01/2010 to 12/31/2010	$10.170	$11.280	440,901
01/01/2011 to 12/31/2011	$11.280	$10.590	327,994
01/01/2012 to 12/31/2012	$10.590	$12.130	291,061
01/01/2013 to 12/31/2013	$12.130	$16.630	230,382
01/01/2014 to 12/31/2014	$16.630	$18.540	169,096
01/01/2015 to 12/31/2015	$18.540	$16.740	83,789
01/01/2016 to 12/31/2016	$16.740	$19.670	58,686
AST International Growth Portfolio
06/30/2008 to 12/31/2008	$20.910	$11.700	1,091,501
01/01/2009 to 12/31/2009	$11.700	$15.510	976,313
01/01/2010 to 12/31/2010	$15.510	$17.410	770,326
01/01/2011 to 12/31/2011	$17.410	$14.850	539,693
01/01/2012 to 12/31/2012	$14.850	$17.520	418,206
01/01/2013 to 12/31/2013	$17.520	$20.440	328,105
01/01/2014 to 12/31/2014	$20.440	$18.930	233,042
01/01/2015 to 12/31/2015	$18.930	$19.130	145,776
01/01/2016 to 12/31/2016	$19.130	$18.040	115,051
AST International Value Portfolio
06/30/2008 to 12/31/2008	$20.930	$13.440	281,138
01/01/2009 to 12/31/2009	$13.440	$17.180	292,566
01/01/2010 to 12/31/2010	$17.180	$18.710	242,130
01/01/2011 to 12/31/2011	$18.710	$16.030	186,332
01/01/2012 to 12/31/2012	$16.030	$18.330	167,981
01/01/2013 to 12/31/2013	$18.330	$21.460	133,132
01/01/2014 to 12/31/2014	$21.460	$19.620	98,999
01/01/2015 to 12/31/2015	$19.620	$19.390	66,690
01/01/2016 to 12/31/2016	$19.390	$19.110	55,806

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Investment Grade Bond Portfolio
06/30/2008 to 12/31/2008	$10.010	$10.920	1,344,244
01/01/2009 to 12/31/2009	$10.920	$11.910	336,597
01/01/2010 to 12/31/2010	$11.910	$12.930	179,010
01/01/2011 to 12/31/2011	$12.930	$14.250	1,155,408
01/01/2012 to 12/31/2012	$14.250	$15.280	598,595
01/01/2013 to 12/31/2013	$15.280	$14.500	316,572
01/01/2014 to 12/31/2014	$14.500	$15.170	273,729
01/01/2015 to 12/31/2015	$15.170	$15.040	574,855
01/01/2016 to 12/31/2016	$15.040	$15.360	696,802
AST J.P. Morgan International Equity Portfolio
06/30/2008 to 12/31/2008	$18.280	$11.790	450,183
01/01/2009 to 12/31/2009	$11.790	$15.700	399,618
01/01/2010 to 12/31/2010	$15.700	$16.490	308,762
01/01/2011 to 12/31/2011	$16.490	$14.680	235,341
01/01/2012 to 12/31/2012	$14.680	$17.540	195,028
01/01/2013 to 12/31/2013	$17.540	$19.830	136,441
01/01/2014 to 12/31/2014	$19.830	$18.200	109,366
01/01/2015 to 12/31/2015	$18.200	$17.340	89,703
01/01/2016 to 12/31/2016	$17.340	$17.320	60,293
AST Loomis Sayles Large-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$14.840	$9.530	2,645,237
01/01/2009 to 12/31/2009	$9.530	$12.120	2,318,468
01/01/2010 to 12/31/2010	$12.120	$14.220	1,843,523
01/01/2011 to 12/31/2011	$14.220	$13.810	1,221,768
01/01/2012 to 12/31/2012	$13.810	$15.190	967,575
01/01/2013 to 12/31/2013	$15.190	$20.340	679,266
01/01/2014 to 12/31/2014	$20.340	$22.040	506,667
01/01/2015 to 12/31/2015	$22.040	$23.780	306,319
01/01/2016 to 12/31/2016	$23.780	$24.600	220,963
AST Lord Abbett Core Fixed Income Portfolio
06/30/2008 to 12/31/2008	$13.580	$10.450	916,727
01/01/2009 to 12/31/2009	$10.450	$13.790	905,623
01/01/2010 to 12/31/2010	$13.790	$15.330	647,711
01/01/2011 to 12/31/2011	$15.330	$16.550	486,011
01/01/2012 to 12/31/2012	$16.550	$17.180	404,728
01/01/2013 to 12/31/2013	$17.180	$16.500	306,658
01/01/2014 to 12/31/2014	$16.500	$17.200	240,161
01/01/2015 to 12/31/2015	$17.200	$16.760	185,550
01/01/2016 to 12/31/2016	$16.760	$16.850	116,747
AST MFS Growth Portfolio
06/30/2008 to 12/31/2008	$14.440	$9.750	381,401
01/01/2009 to 12/31/2009	$9.750	$11.880	476,807
01/01/2010 to 12/31/2010	$11.880	$13.130	349,620
01/01/2011 to 12/31/2011	$13.130	$12.790	256,619
01/01/2012 to 12/31/2012	$12.790	$14.680	253,826
01/01/2013 to 12/31/2013	$14.680	$19.660	165,851
01/01/2014 to 12/31/2014	$19.660	$20.950	126,187
01/01/2015 to 12/31/2015	$20.950	$22.010	91,963
01/01/2016 to 12/31/2016	$22.010	$21.990	63,374
AST Neuberger Berman Mid-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$18.050	$11.470	217,294
01/01/2009 to 12/31/2009	$11.470	$14.590	237,239
01/01/2010 to 12/31/2010	$14.590	$18.400	222,681
01/01/2011 to 12/31/2011	$18.400	$18.340	164,934
01/01/2012 to 12/31/2012	$18.340	$20.200	121,447
01/01/2013 to 12/31/2013	$20.200	$26.250	86,682
01/01/2014 to 12/31/2014	$26.250	$27.770	74,349
01/01/2015 to 10/16/2015	$27.770	$28.390	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Neuberger Berman Small-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$15.900	$10.250	51,866
01/01/2009 to 12/31/2009	$10.250	$12.310	56,130
01/01/2010 to 12/31/2010	$12.310	$14.510	50,066
01/01/2011 to 04/29/2011	$14.510	$16.260	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
06/30/2008 to 12/31/2008	$17.830	$10.940	649,182
01/01/2009 to 12/31/2009	$10.940	$15.080	559,513
01/01/2010 to 12/31/2010	$15.080	$18.240	452,422
01/01/2011 to 12/31/2011	$18.240	$17.430	306,085
01/01/2012 to 12/31/2012	$17.430	$20.010	244,921
01/01/2013 to 12/31/2013	$20.010	$27.850	194,682
01/01/2014 to 12/31/2014	$27.850	$31.180	122,116
01/01/2015 to 12/31/2015	$31.180	$28.830	79,029
01/01/2016 to 12/31/2016	$28.830	$33.410	64,964
AST Preservation Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.740	$8.920	5,838,176
01/01/2009 to 12/31/2009	$8.920	$10.500	7,871,784
01/01/2010 to 12/31/2010	$10.500	$11.380	6,131,743
01/01/2011 to 12/31/2011	$11.380	$11.260	5,324,940
01/01/2012 to 12/31/2012	$11.260	$12.180	4,942,223
01/01/2013 to 12/31/2013	$12.180	$13.040	3,342,228
01/01/2014 to 12/31/2014	$13.040	$13.510	2,596,719
01/01/2015 to 12/31/2015	$13.510	$13.260	1,434,107
01/01/2016 to 12/31/2016	$13.260	$13.720	900,925
AST Small-Cap Growth Opportunities Portfolio
06/30/2008 to 12/31/2008	$21.000	$14.000	419,386
01/01/2009 to 12/31/2009	$14.000	$18.200	379,572
01/01/2010 to 12/31/2010	$18.200	$23.640	289,027
01/01/2011 to 12/31/2011	$23.640	$20.130	229,446
01/01/2012 to 12/31/2012	$20.130	$23.680	178,399
01/01/2013 to 12/31/2013	$23.680	$32.680	125,872
01/01/2014 to 12/31/2014	$32.680	$33.610	87,600
01/01/2015 to 12/31/2015	$33.610	$33.380	54,663
01/01/2016 to 12/31/2016	$33.380	$35.230	40,708
AST Small-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$13.330	$9.030	254,074
01/01/2009 to 12/31/2009	$9.030	$11.850	247,591
01/01/2010 to 12/31/2010	$11.850	$15.840	277,723
01/01/2011 to 12/31/2011	$15.840	$15.370	121,709
01/01/2012 to 12/31/2012	$15.370	$16.900	82,745
01/01/2013 to 12/31/2013	$16.900	$22.390	87,713
01/01/2014 to 12/31/2014	$22.390	$22.780	75,036
01/01/2015 to 12/31/2015	$22.780	$22.500	52,445
01/01/2016 to 12/31/2016	$22.500	$24.710	36,168
AST Small-Cap Value Portfolio
06/30/2008 to 12/31/2008	$15.870	$11.990	987,703
01/01/2009 to 12/31/2009	$11.990	$14.920	848,941
01/01/2010 to 12/31/2010	$14.920	$18.430	606,356
01/01/2011 to 12/31/2011	$18.430	$16.980	406,275
01/01/2012 to 12/31/2012	$16.980	$19.660	305,529
01/01/2013 to 12/31/2013	$19.660	$26.470	245,931
01/01/2014 to 12/31/2014	$26.470	$27.310	151,655
01/01/2015 to 12/31/2015	$27.310	$25.610	105,780
01/01/2016 to 12/31/2016	$25.610	$32.430	75,128

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST T. Rowe Price Equity Income Portfolio
06/30/2008 to 12/31/2008	$13.440	$9.360	354,139
01/01/2009 to 12/31/2009	$9.360	$11.360	348,461
01/01/2010 to 12/31/2010	$11.360	$12.610	297,828
01/01/2011 to 12/31/2011	$12.610	$12.150	247,265
01/01/2012 to 12/31/2012	$12.150	$13.970	272,127
01/01/2013 to 12/31/2013	$13.970	$17.750	190,565
01/01/2014 to 12/31/2014	$17.750	$18.690	102,123
01/01/2015 to 10/16/2015	$18.690	$17.280	0
AST T. Rowe Price Large-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$13.200	$8.560	829,518
01/01/2009 to 12/31/2009	$8.560	$12.870	803,341
01/01/2010 to 12/31/2010	$12.870	$14.610	682,794
01/01/2011 to 12/31/2011	$14.610	$14.070	500,066
01/01/2012 to 12/31/2012	$14.070	$16.210	434,920
01/01/2013 to 12/31/2013	$16.210	$22.890	359,256
01/01/2014 to 12/31/2014	$22.890	$24.300	248,872
01/01/2015 to 12/31/2015	$24.300	$26.100	171,520
01/01/2016 to 12/31/2016	$26.100	$26.270	107,192
AST Templeton Global Bond Portfolio
06/30/2008 to 12/31/2008	$12.900	$12.160	694,965
01/01/2009 to 12/31/2009	$12.160	$13.360	671,737
01/01/2010 to 12/31/2010	$13.360	$13.850	570,160
01/01/2011 to 12/31/2011	$13.850	$14.130	482,840
01/01/2012 to 12/31/2012	$14.130	$14.570	400,966
01/01/2013 to 12/31/2013	$14.570	$13.740	286,204
01/01/2014 to 12/31/2014	$13.740	$13.540	184,636
01/01/2015 to 12/31/2015	$13.540	$12.660	118,849
01/01/2016 to 12/31/2016	$12.660	$12.950	89,930
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$15.550	$11.160	374,851
01/01/2009 to 12/31/2009	$11.160	$12.930	346,113
01/01/2010 to 12/31/2010	$12.930	$14.250	297,287
01/01/2011 to 12/31/2011	$14.250	$13.900	215,671
01/01/2012 to 12/31/2012	$13.900	$15.450	198,126
01/01/2013 to 12/31/2013	$15.450	$20.380	115,677
01/01/2014 to 12/31/2014	$20.380	$20.280	90,845
01/01/2015 to 12/31/2015	$20.280	$18.670	58,811
01/01/2016 to 12/31/2016	$18.670	$19.420	44,606
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
06/30/2008 to 12/31/2008	$16.310	$10.670	157,691
01/01/2009 to 12/31/2009	$10.670	$14.520	148,090
01/01/2010 to 12/31/2010	$14.520	$17.590	115,520
01/01/2011 to 12/31/2011	$17.590	$16.650	81,600
01/01/2012 to 12/31/2012	$16.650	$19.320	75,966
01/01/2013 to 12/31/2013	$19.320	$25.070	51,347
01/01/2014 to 12/31/2014	$25.070	$28.240	49,307
01/01/2015 to 12/31/2015	$28.240	$25.850	28,942
01/01/2016 to 12/31/2016	$25.850	$28.880	23,135
AST Western Asset Core Plus Bond Portfolio
06/30/2008 to 12/31/2008	$10.040	$9.270	788,143
01/01/2009 to 12/31/2009	$9.270	$10.140	753,947
01/01/2010 to 12/31/2010	$10.140	$10.710	651,819
01/01/2011 to 12/31/2011	$10.710	$11.130	602,850
01/01/2012 to 12/31/2012	$11.130	$11.760	540,991
01/01/2013 to 12/31/2013	$11.760	$11.350	435,041
01/01/2014 to 12/31/2014	$11.350	$11.930	406,212
01/01/2015 to 12/31/2015	$11.930	$11.830	293,232
01/01/2016 to 12/31/2016	$11.830	$12.190	207,172

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Evergreen VA International Equity Fund
06/30/2008 to 12/31/2008	$16.600	$10.820	146,290
01/01/2009 to 12/31/2009	$10.820	$12.300	139,726
01/01/2010 to 07/16/2010	$12.300	$11.660	0
Evergreen VA Omega Fund
06/30/2008 to 12/31/2008	$14.510	$11.470	26,469
01/01/2009 to 12/31/2009	$11.470	$16.180	38,725
01/01/2010 to 07/16/2010	$16.180	$15.090	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.680	$14.090	111,815
01/01/2011 to 12/31/2011	$14.090	$12.050	75,328
01/01/2012 to 12/31/2012	$12.050	$13.420	70,838
01/01/2013 to 12/31/2013	$13.420	$15.770	51,146
01/01/2014 to 12/31/2014	$15.770	$14.640	40,672
01/01/2015 to 12/31/2015	$14.640	$14.680	31,807
01/01/2016 to 12/31/2016	$14.680	$14.850	22,851
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$15.090	$19.000	20,242
01/01/2011 to 12/31/2011	$19.000	$17.620	29,311
01/01/2012 to 12/31/2012	$17.620	$20.850	26,757
01/01/2013 to 12/31/2013	$20.850	$28.660	31,903
01/01/2014 to 12/31/2014	$28.660	$29.230	16,822
01/01/2015 to 12/31/2015	$29.230	$29.110	5,063
01/01/2016 to 12/31/2016	$29.110	$28.750	3,104
*Denotes the start date of these sub-accounts

Optimum XTRA
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO or GRO Plus 2008 or GMWB (2.10%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.640	$7.820	2,026,858
01/01/2009 to 12/31/2009	$7.820	$9.520	1,746,844
01/01/2010 to 12/31/2010	$9.520	$10.430	1,717,994
01/01/2011 to 12/31/2011	$10.430	$9.940	1,611,057
01/01/2012 to 12/31/2012	$9.940	$10.960	1,395,787
01/01/2013 to 12/31/2013	$10.960	$11.800	1,055,516
01/01/2014 to 12/31/2014	$11.800	$11.990	521,985
01/01/2015 to 12/31/2015	$11.990	$11.360	128,810
01/01/2016 to 12/31/2016	$11.360	$11.830	40,939
AST American Century Income & Growth Portfolio
06/30/2008 to 12/31/2008	$11.750	$8.620	30,696
01/01/2009 to 12/31/2009	$8.620	$9.940	29,847
01/01/2010 to 12/31/2010	$9.940	$11.080	24,289
01/01/2011 to 12/31/2011	$11.080	$11.240	55,242
01/01/2012 to 05/04/2012	$11.240	$12.190	0
AST Balanced Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.690	$8.090	1,399,307
01/01/2009 to 12/31/2009	$8.090	$9.760	1,396,454
01/01/2010 to 12/31/2010	$9.760	$10.730	921,029
01/01/2011 to 12/31/2011	$10.730	$10.380	832,449
01/01/2012 to 12/31/2012	$10.380	$11.430	796,907
01/01/2013 to 12/31/2013	$11.430	$13.160	466,584
01/01/2014 to 12/31/2014	$13.160	$13.730	394,862
01/01/2015 to 12/31/2015	$13.730	$13.500	212,897
01/01/2016 to 12/31/2016	$13.500	$14.050	128,706
AST BlackRock Low Duration Bond Portfolio
06/30/2008 to 12/31/2008	$10.730	$10.480	236,700
01/01/2009 to 12/31/2009	$10.480	$11.300	333,427
01/01/2010 to 12/31/2010	$11.300	$11.500	201,244
01/01/2011 to 12/31/2011	$11.500	$11.510	162,891
01/01/2012 to 12/31/2012	$11.510	$11.800	118,513
01/01/2013 to 12/31/2013	$11.800	$11.300	30,014
01/01/2014 to 12/31/2014	$11.300	$11.050	17,752
01/01/2015 to 12/31/2015	$11.050	$10.870	5,158
01/01/2016 to 12/31/2016	$10.870	$10.820	3,987
AST BlackRock/Loomis Sayles Bond Portfolio
06/30/2008 to 12/31/2008	$11.230	$10.720	338,941
01/01/2009 to 12/31/2009	$10.720	$12.230	394,877
01/01/2010 to 12/31/2010	$12.230	$12.900	263,993
01/01/2011 to 12/31/2011	$12.900	$13.030	304,428
01/01/2012 to 12/31/2012	$13.030	$13.940	286,552
01/01/2013 to 12/31/2013	$13.940	$13.400	162,102
01/01/2014 to 12/31/2014	$13.400	$13.670	105,706
01/01/2015 to 12/31/2015	$13.670	$13.100	35,941
01/01/2016 to 12/31/2016	$13.100	$13.370	28,927

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2015
06/30/2008 to 12/31/2008	$9.680	$11.270	826,382
01/01/2009 to 12/31/2009	$11.270	$10.990	749,314
01/01/2010 to 12/31/2010	$10.990	$11.770	572,660
01/01/2011 to 12/31/2011	$11.770	$12.260	538,830
01/01/2012 to 12/31/2012	$12.260	$12.360	397,533
01/01/2013 to 12/31/2013	$12.360	$12.060	305,134
01/01/2014 to 12/31/2014	$12.060	$11.800	254,471
01/01/2015 to 12/31/2015	$11.800	$11.510	0
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$10.000	$9.350	306,516
01/01/2010 to 12/31/2010	$9.350	$10.120	162,870
01/01/2011 to 12/31/2011	$10.120	$10.860	148,123
01/01/2012 to 12/31/2012	$10.860	$11.080	51,041
01/01/2013 to 12/31/2013	$11.080	$10.770	30,580
01/01/2014 to 12/31/2014	$10.770	$10.590	33,628
01/01/2015 to 12/31/2015	$10.590	$10.350	248,244
01/01/2016 to 12/31/2016	$10.350	$10.180	2,561
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$10.000	$10.730	824,620
01/01/2011 to 12/31/2011	$10.730	$11.700	500,514
01/01/2012 to 12/31/2012	$11.700	$12.040	194,531
01/01/2013 to 12/31/2013	$12.040	$11.550	16,521
01/01/2014 to 12/31/2014	$11.550	$11.470	13,182
01/01/2015 to 12/31/2015	$11.470	$11.250	15,973
01/01/2016 to 12/31/2016	$11.250	$11.140	186,258
AST Bond Portfolio 2018
06/30/2008 to 12/31/2008	$9.650	$12.000	506,041
01/01/2009 to 12/31/2009	$12.000	$11.040	799,547
01/01/2010 to 12/31/2010	$11.040	$12.010	542,067
01/01/2011 to 12/31/2011	$12.010	$13.360	748,102
01/01/2012 to 12/31/2012	$13.360	$13.830	528,905
01/01/2013 to 12/31/2013	$13.830	$13.110	326,677
01/01/2014 to 12/31/2014	$13.110	$13.180	240,394
01/01/2015 to 12/31/2015	$13.180	$13.010	102,638
01/01/2016 to 12/31/2016	$13.010	$12.940	95,082
AST Bond Portfolio 2019
06/30/2008 to 12/31/2008	$9.670	$12.070	160,720
01/01/2009 to 12/31/2009	$12.070	$10.910	378,790
01/01/2010 to 12/31/2010	$10.910	$11.890	235,797
01/01/2011 to 12/31/2011	$11.890	$13.500	117,856
01/01/2012 to 12/31/2012	$13.500	$13.990	286,663
01/01/2013 to 12/31/2013	$13.990	$13.030	274,966
01/01/2014 to 12/31/2014	$13.030	$13.310	219,928
01/01/2015 to 12/31/2015	$13.310	$13.170	228,504
01/01/2016 to 12/31/2016	$13.170	$13.080	151,074
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$10.000	$8.760	7,244
01/01/2010 to 12/31/2010	$8.760	$9.590	1,468,470
01/01/2011 to 12/31/2011	$9.590	$11.150	297,401
01/01/2012 to 12/31/2012	$11.150	$11.600	37,243
01/01/2013 to 12/31/2013	$11.600	$10.620	530,463
01/01/2014 to 12/31/2014	$10.620	$11.040	359,161
01/01/2015 to 12/31/2015	$11.040	$10.970	356,759
01/01/2016 to 12/31/2016	$10.970	$10.950	243,374

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$10.000	$10.970	1,158,302
01/01/2011 to 12/31/2011	$10.970	$12.930	841,527
01/01/2012 to 12/31/2012	$12.930	$13.510	152,818
01/01/2013 to 12/31/2013	$13.510	$12.300	0
01/01/2014 to 12/31/2014	$12.300	$12.970	53,591
01/01/2015 to 12/31/2015	$12.970	$12.920	48,210
01/01/2016 to 12/31/2016	$12.920	$12.910	42,621
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$10.000	$11.980	1,012,143
01/01/2012 to 12/31/2012	$11.980	$12.420	1,414,862
01/01/2013 to 12/31/2013	$12.420	$10.970	189,912
01/01/2014 to 12/31/2014	$10.970	$11.860	150,137
01/01/2015 to 12/31/2015	$11.860	$11.850	151,605
01/01/2016 to 12/31/2016	$11.850	$11.810	118,033
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$10.000	$10.370	450,455
01/01/2013 to 12/31/2013	$10.370	$9.110	2,327,486
01/01/2014 to 12/31/2014	$9.110	$10.050	856,957
01/01/2015 to 12/31/2015	$10.050	$10.100	161,400
01/01/2016 to 12/31/2016	$10.100	$10.080	168,476
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$10.000	$8.720	1,122,019
01/01/2014 to 12/31/2014	$8.720	$9.790	888,471
01/01/2015 to 12/31/2015	$9.790	$9.850	151,250
01/01/2016 to 12/31/2016	$9.850	$9.830	145,245
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$10.000	$11.270	263,827
01/01/2015 to 12/31/2015	$11.270	$11.250	1,245,145
01/01/2016 to 12/31/2016	$11.250	$11.290	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$10.000	$9.910	493,037
01/01/2016 to 12/31/2016	$9.910	$9.900	1,109,285
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$10.000	$9.850	1,065,059
AST Capital Growth Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.690	$7.620	3,719,626
01/01/2009 to 12/31/2009	$7.620	$9.350	3,832,960
01/01/2010 to 12/31/2010	$9.350	$10.370	3,342,022
01/01/2011 to 12/31/2011	$10.370	$9.910	2,940,742
01/01/2012 to 12/31/2012	$9.910	$11.030	2,495,771
01/01/2013 to 12/31/2013	$11.030	$13.250	1,837,443
01/01/2014 to 12/31/2014	$13.250	$13.880	904,879
01/01/2015 to 12/31/2015	$13.880	$13.660	352,795
01/01/2016 to 12/31/2016	$13.660	$14.290	93,409
AST Cohen & Steers Realty Portfolio
06/30/2008 to 12/31/2008	$16.040	$10.610	22,662
01/01/2009 to 12/31/2009	$10.610	$13.700	12,766
01/01/2010 to 12/31/2010	$13.700	$17.260	18,979
01/01/2011 to 12/31/2011	$17.260	$18.010	9,521
01/01/2012 to 12/31/2012	$18.010	$20.340	14,467
01/01/2013 to 12/31/2013	$20.340	$20.540	7,957
01/01/2014 to 12/31/2014	$20.540	$26.320	5,676
01/01/2015 to 12/31/2015	$26.320	$27.020	2,395
01/01/2016 to 12/31/2016	$27.020	$27.720	912

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$11.530	$8.130	303,603
01/01/2009 to 12/31/2009	$8.130	$9.490	284,330
01/01/2010 to 12/31/2010	$9.490	$10.490	261,782
01/01/2011 to 12/31/2011	$10.490	$9.700	231,127
01/01/2012 to 12/31/2012	$9.700	$11.360	165,511
01/01/2013 to 12/31/2013	$11.360	$14.860	23,234
01/01/2014 to 12/31/2014	$14.860	$16.450	24,011
01/01/2015 to 12/31/2015	$16.450	$15.360	14,840
01/01/2016 to 12/31/2016	$15.360	$16.780	5,758
AST Goldman Sachs Mid-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$14.130	$8.650	47,484
01/01/2009 to 12/31/2009	$8.650	$13.300	52,461
01/01/2010 to 12/31/2010	$13.300	$15.610	49,066
01/01/2011 to 12/31/2011	$15.610	$14.830	45,390
01/01/2012 to 12/31/2012	$14.830	$17.360	36,456
01/01/2013 to 12/31/2013	$17.360	$22.470	17,625
01/01/2014 to 12/31/2014	$22.470	$24.530	15,650
01/01/2015 to 12/31/2015	$24.530	$22.650	12,354
01/01/2016 to 12/31/2016	$22.650	$22.540	6,768
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
06/30/2008 to 12/31/2008	$10.440	$10.440	1,342,066
01/01/2009 to 12/31/2009	$10.440	$10.250	644,748
01/01/2010 to 12/31/2010	$10.250	$10.030	305,923
01/01/2011 to 12/31/2011	$10.030	$9.830	258,571
01/01/2012 to 12/31/2012	$9.830	$9.620	264,530
01/01/2013 to 12/31/2013	$9.620	$9.420	93,440
01/01/2014 to 12/31/2014	$9.420	$9.220	27,348
01/01/2015 to 12/31/2015	$9.220	$9.030	17,727
01/01/2016 to 12/31/2016	$9.030	$8.840	37,893
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$11.200	$7.760	107,697
01/01/2009 to 12/31/2009	$7.760	$9.080	86,316
01/01/2010 to 12/31/2010	$9.080	$10.060	88,789
01/01/2011 to 12/31/2011	$10.060	$9.430	69,174
01/01/2012 to 12/31/2012	$9.430	$10.790	69,790
01/01/2013 to 12/31/2013	$10.790	$14.780	54,593
01/01/2014 to 12/31/2014	$14.780	$16.460	48,676
01/01/2015 to 12/31/2015	$16.460	$14.850	16,263
01/01/2016 to 12/31/2016	$14.850	$17.430	3,193
AST International Growth Portfolio
06/30/2008 to 12/31/2008	$16.460	$9.210	149,395
01/01/2009 to 12/31/2009	$9.210	$12.190	149,271
01/01/2010 to 12/31/2010	$12.190	$13.670	131,631
01/01/2011 to 12/31/2011	$13.670	$11.650	121,092
01/01/2012 to 12/31/2012	$11.650	$13.730	85,192
01/01/2013 to 12/31/2013	$13.730	$16.000	22,942
01/01/2014 to 12/31/2014	$16.000	$14.800	18,459
01/01/2015 to 12/31/2015	$14.800	$14.950	7,411
01/01/2016 to 12/31/2016	$14.950	$14.080	4,224

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST International Value Portfolio
06/30/2008 to 12/31/2008	$17.470	$11.210	42,818
01/01/2009 to 12/31/2009	$11.210	$14.330	34,336
01/01/2010 to 12/31/2010	$14.330	$15.580	28,297
01/01/2011 to 12/31/2011	$15.580	$13.340	25,285
01/01/2012 to 12/31/2012	$13.340	$15.240	26,108
01/01/2013 to 12/31/2013	$15.240	$17.820	18,585
01/01/2014 to 12/31/2014	$17.820	$16.280	15,748
01/01/2015 to 12/31/2015	$16.280	$16.060	5,988
01/01/2016 to 12/31/2016	$16.060	$15.820	2,675
AST Investment Grade Bond Portfolio
06/30/2008 to 12/31/2008	$10.010	$10.910	0
01/01/2009 to 12/31/2009	$10.910	$11.890	0
01/01/2010 to 12/31/2010	$11.890	$12.900	0
01/01/2011 to 12/31/2011	$12.900	$14.200	0
01/01/2012 to 12/31/2012	$14.200	$15.210	0
01/01/2013 to 12/31/2013	$15.210	$14.420	0
01/01/2014 to 12/31/2014	$14.420	$15.060	0
01/01/2015 to 12/31/2015	$15.060	$14.920	0
01/01/2016 to 12/31/2016	$14.920	$15.220	0
AST J.P. Morgan International Equity Portfolio
06/30/2008 to 12/31/2008	$15.430	$9.950	31,277
01/01/2009 to 12/31/2009	$9.950	$13.230	14,262
01/01/2010 to 12/31/2010	$13.230	$13.880	9,084
01/01/2011 to 12/31/2011	$13.880	$12.350	13,713
01/01/2012 to 12/31/2012	$12.350	$14.740	11,642
01/01/2013 to 12/31/2013	$14.740	$16.650	1,744
01/01/2014 to 12/31/2014	$16.650	$15.260	1,840
01/01/2015 to 12/31/2015	$15.260	$14.520	2,736
01/01/2016 to 12/31/2016	$14.520	$14.490	2,796
AST Loomis Sayles Large-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$12.390	$7.950	366,476
01/01/2009 to 12/31/2009	$7.950	$10.100	332,996
01/01/2010 to 12/31/2010	$10.100	$11.840	281,480
01/01/2011 to 12/31/2011	$11.840	$11.490	241,628
01/01/2012 to 12/31/2012	$11.490	$12.630	179,431
01/01/2013 to 12/31/2013	$12.630	$16.890	49,199
01/01/2014 to 12/31/2014	$16.890	$18.280	44,361
01/01/2015 to 12/31/2015	$18.280	$19.700	15,449
01/01/2016 to 12/31/2016	$19.700	$20.360	5,217
AST Lord Abbett Core Fixed Income Portfolio
06/30/2008 to 12/31/2008	$11.810	$9.080	59,432
01/01/2009 to 12/31/2009	$9.080	$11.970	89,697
01/01/2010 to 12/31/2010	$11.970	$13.290	57,059
01/01/2011 to 12/31/2011	$13.290	$14.340	43,721
01/01/2012 to 12/31/2012	$14.340	$14.870	27,902
01/01/2013 to 12/31/2013	$14.870	$14.260	4,782
01/01/2014 to 12/31/2014	$14.260	$14.860	4,737
01/01/2015 to 12/31/2015	$14.860	$14.460	4,840
01/01/2016 to 12/31/2016	$14.460	$14.530	3,896

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Growth Portfolio
06/30/2008 to 12/31/2008	$12.870	$8.680	27,492
01/01/2009 to 12/31/2009	$8.680	$10.570	23,783
01/01/2010 to 12/31/2010	$10.570	$11.670	18,671
01/01/2011 to 12/31/2011	$11.670	$11.360	18,058
01/01/2012 to 12/31/2012	$11.360	$13.020	16,921
01/01/2013 to 12/31/2013	$13.020	$17.420	8,629
01/01/2014 to 12/31/2014	$17.420	$18.540	10,658
01/01/2015 to 12/31/2015	$18.540	$19.460	5,603
01/01/2016 to 12/31/2016	$19.460	$19.420	1,432
AST Neuberger Berman Mid-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$15.290	$9.710	31,135
01/01/2009 to 12/31/2009	$9.710	$12.340	16,706
01/01/2010 to 12/31/2010	$12.340	$15.540	22,054
01/01/2011 to 12/31/2011	$15.540	$15.470	15,369
01/01/2012 to 12/31/2012	$15.470	$17.020	11,580
01/01/2013 to 12/31/2013	$17.020	$22.100	8,084
01/01/2014 to 12/31/2014	$22.100	$23.360	6,584
01/01/2015 to 10/16/2015	$23.360	$23.860	0
AST Neuberger Berman Small-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$11.660	$7.510	15,762
01/01/2009 to 12/31/2009	$7.510	$9.010	12,662
01/01/2010 to 12/31/2010	$9.010	$10.610	14,914
01/01/2011 to 04/29/2011	$10.610	$11.890	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
06/30/2008 to 12/31/2008	$14.440	$8.860	62,723
01/01/2009 to 12/31/2009	$8.860	$12.190	57,565
01/01/2010 to 12/31/2010	$12.190	$14.730	59,399
01/01/2011 to 12/31/2011	$14.730	$14.070	39,680
01/01/2012 to 12/31/2012	$14.070	$16.130	37,807
01/01/2013 to 12/31/2013	$16.130	$22.430	10,047
01/01/2014 to 12/31/2014	$22.430	$25.080	6,373
01/01/2015 to 12/31/2015	$25.080	$23.170	3,523
01/01/2016 to 12/31/2016	$23.170	$26.820	2,676
AST Preservation Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.710	$8.900	1,387,683
01/01/2009 to 12/31/2009	$8.900	$10.460	1,694,166
01/01/2010 to 12/31/2010	$10.460	$11.320	1,190,107
01/01/2011 to 12/31/2011	$11.320	$11.190	1,035,239
01/01/2012 to 12/31/2012	$11.190	$12.090	970,169
01/01/2013 to 12/31/2013	$12.090	$12.930	542,230
01/01/2014 to 12/31/2014	$12.930	$13.390	392,757
01/01/2015 to 12/31/2015	$13.390	$13.130	193,363
01/01/2016 to 12/31/2016	$13.130	$13.560	90,020
AST Small-Cap Growth Opportunities Portfolio
06/30/2008 to 12/31/2008	$13.450	$8.960	68,386
01/01/2009 to 12/31/2009	$8.960	$11.640	66,296
01/01/2010 to 12/31/2010	$11.640	$15.110	51,046
01/01/2011 to 12/31/2011	$15.110	$12.850	53,009
01/01/2012 to 12/31/2012	$12.850	$15.110	40,152
01/01/2013 to 12/31/2013	$15.110	$20.820	12,689
01/01/2014 to 12/31/2014	$20.820	$21.390	12,776
01/01/2015 to 12/31/2015	$21.390	$21.220	6,350
01/01/2016 to 12/31/2016	$21.220	$22.380	2,416

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Small-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$10.120	$6.850	28,498
01/01/2009 to 12/31/2009	$6.850	$8.980	31,926
01/01/2010 to 12/31/2010	$8.980	$12.000	35,544
01/01/2011 to 12/31/2011	$12.000	$11.630	38,469
01/01/2012 to 12/31/2012	$11.630	$12.770	36,443
01/01/2013 to 12/31/2013	$12.770	$16.900	20,397
01/01/2014 to 12/31/2014	$16.900	$17.180	17,311
01/01/2015 to 12/31/2015	$17.180	$16.950	5,294
01/01/2016 to 12/31/2016	$16.950	$18.600	2,394
AST Small-Cap Value Portfolio
06/30/2008 to 12/31/2008	$12.570	$9.490	101,244
01/01/2009 to 12/31/2009	$9.490	$11.800	80,252
01/01/2010 to 12/31/2010	$11.800	$14.560	68,232
01/01/2011 to 12/31/2011	$14.560	$13.400	58,191
01/01/2012 to 12/31/2012	$13.400	$15.500	50,276
01/01/2013 to 12/31/2013	$15.500	$20.850	20,189
01/01/2014 to 12/31/2014	$20.850	$21.490	14,968
01/01/2015 to 12/31/2015	$21.490	$20.130	5,331
01/01/2016 to 12/31/2016	$20.130	$25.470	2,838
AST T. Rowe Price Equity Income Portfolio
06/30/2008 to 12/31/2008	$11.280	$7.860	69,054
01/01/2009 to 12/31/2009	$7.860	$9.520	61,684
01/01/2010 to 12/31/2010	$9.520	$10.560	55,741
01/01/2011 to 12/31/2011	$10.560	$10.170	45,969
01/01/2012 to 12/31/2012	$10.170	$11.670	46,661
01/01/2013 to 12/31/2013	$11.670	$14.820	36,039
01/01/2014 to 12/31/2014	$14.820	$15.590	24,202
01/01/2015 to 10/16/2015	$15.590	$14.400	0
AST T. Rowe Price Large-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$11.910	$7.720	150,031
01/01/2009 to 12/31/2009	$7.720	$11.590	123,660
01/01/2010 to 12/31/2010	$11.590	$13.140	99,546
01/01/2011 to 12/31/2011	$13.140	$12.650	85,531
01/01/2012 to 12/31/2012	$12.650	$14.560	79,086
01/01/2013 to 12/31/2013	$14.560	$20.530	52,287
01/01/2014 to 12/31/2014	$20.530	$21.780	50,638
01/01/2015 to 12/31/2015	$21.780	$23.360	18,218
01/01/2016 to 12/31/2016	$23.360	$23.490	6,327
AST Templeton Global Bond Portfolio
06/30/2008 to 12/31/2008	$11.640	$10.970	62,683
01/01/2009 to 12/31/2009	$10.970	$12.040	74,058
01/01/2010 to 12/31/2010	$12.040	$12.460	60,518
01/01/2011 to 12/31/2011	$12.460	$12.700	49,111
01/01/2012 to 12/31/2012	$12.700	$13.090	40,834
01/01/2013 to 12/31/2013	$13.090	$12.330	3,385
01/01/2014 to 12/31/2014	$12.330	$12.140	4,192
01/01/2015 to 12/31/2015	$12.140	$11.340	3,680
01/01/2016 to 12/31/2016	$11.340	$11.580	2,694
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$13.320	$9.550	30,596
01/01/2009 to 12/31/2009	$9.550	$11.060	30,943
01/01/2010 to 12/31/2010	$11.060	$12.170	16,444
01/01/2011 to 12/31/2011	$12.170	$11.860	17,128
01/01/2012 to 12/31/2012	$11.860	$13.160	15,787
01/01/2013 to 12/31/2013	$13.160	$17.350	6,753
01/01/2014 to 12/31/2014	$17.350	$17.250	8,130
01/01/2015 to 12/31/2015	$17.250	$15.860	4,649
01/01/2016 to 12/31/2016	$15.860	$16.480	2,051

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
06/30/2008 to 12/31/2008	$13.090	$8.560	28,505
01/01/2009 to 12/31/2009	$8.560	$11.640	15,964
01/01/2010 to 12/31/2010	$11.640	$14.080	16,202
01/01/2011 to 12/31/2011	$14.080	$13.310	11,146
01/01/2012 to 12/31/2012	$13.310	$15.430	8,468
01/01/2013 to 12/31/2013	$15.430	$20.010	3,878
01/01/2014 to 12/31/2014	$20.010	$22.520	4,603
01/01/2015 to 12/31/2015	$22.520	$20.590	2,549
01/01/2016 to 12/31/2016	$20.590	$22.980	1,197
AST Western Asset Core Plus Bond Portfolio
06/30/2008 to 12/31/2008	$10.040	$9.260	164,058
01/01/2009 to 12/31/2009	$9.260	$10.120	149,997
01/01/2010 to 12/31/2010	$10.120	$10.670	96,819
01/01/2011 to 12/31/2011	$10.670	$11.080	75,584
01/01/2012 to 12/31/2012	$11.080	$11.700	71,309
01/01/2013 to 12/31/2013	$11.700	$11.280	75,086
01/01/2014 to 12/31/2014	$11.280	$11.840	57,146
01/01/2015 to 12/31/2015	$11.840	$11.740	43,630
01/01/2016 to 12/31/2016	$11.740	$12.080	7,498
Evergreen VA International Equity Fund
06/30/2008 to 12/31/2008	$16.520	$10.770	14,859
01/01/2009 to 12/31/2009	$10.770	$12.220	6,479
01/01/2010 to 07/16/2010	$12.220	$11.580	0
Evergreen VA Omega Fund
06/30/2008 to 12/31/2008	$11.450	$9.040	182
01/01/2009 to 12/31/2009	$9.040	$12.750	5,641
01/01/2010 to 07/16/2010	$12.750	$11.880	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.600	$13.990	4,650
01/01/2011 to 12/31/2011	$13.990	$11.950	5,298
01/01/2012 to 12/31/2012	$11.950	$13.300	2,504
01/01/2013 to 12/31/2013	$13.300	$15.610	1,565
01/01/2014 to 12/31/2014	$15.610	$14.470	2,161
01/01/2015 to 12/31/2015	$14.470	$14.500	1,607
01/01/2016 to 12/31/2016	$14.500	$14.650	1,485
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.880	$14.950	3,585
01/01/2011 to 12/31/2011	$14.950	$13.850	2,342
01/01/2012 to 12/31/2012	$13.850	$16.370	3,084
01/01/2013 to 12/31/2013	$16.370	$22.480	1,009
01/01/2014 to 12/31/2014	$22.480	$22.900	1,101
01/01/2015 to 12/31/2015	$22.900	$22.790	585
01/01/2016 to 12/31/2016	$22.790	$22.480	207
*Denotes the start date of these sub-accounts

Optimum XTRA
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HDV or Combo 5% Roll-UP/HAV or EBP II and HAV (2.25%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.59	$7.78	75,453,329
01/01/2009 to 12/31/2009	$7.78	$9.46	74,798,204
01/01/2010 to 12/31/2010	$9.46	$10.35	72,644,706
01/01/2011 to 12/31/2011	$10.35	$9.85	61,319,650
01/01/2012 to 12/31/2012	$9.85	$10.84	57,128,002
01/01/2013 to 12/31/2013	$10.84	$11.65	50,094,174
01/01/2014 to 12/31/2014	$11.65	$11.82	43,460,769
01/01/2015 to 12/31/2015	$11.82	$11.19	35,546,064
01/01/2016 to 12/31/2016	$11.19	$11.63	24,834,197
AST American Century Income & Growth Portfolio
06/30/2008 to 12/31/2008	$8.97	$6.58	771,578
01/01/2009 to 12/31/2009	$6.58	$7.57	1,273,959
01/01/2010 to 12/31/2010	$7.57	$8.43	1,430,682
01/01/2011 to 12/31/2011	$8.43	$8.53	1,430,887
01/01/2012 to 05/04/2012	$8.53	$9.25	0
AST Balanced Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.64	$8.05	25,276,368
01/01/2009 to 12/31/2009	$8.05	$9.70	31,686,971
01/01/2010 to 12/31/2010	$9.70	$10.65	36,176,891
01/01/2011 to 12/31/2011	$10.65	$10.28	28,001,755
01/01/2012 to 12/31/2012	$10.28	$11.31	27,966,738
01/01/2013 to 12/31/2013	$11.31	$13.00	25,877,571
01/01/2014 to 12/31/2014	$13.00	$13.54	22,829,372
01/01/2015 to 12/31/2015	$13.54	$13.30	18,611,099
01/01/2016 to 12/31/2016	$13.30	$13.82	14,235,835
AST BlackRock Low Duration Bond Portfolio
06/30/2008 to 12/31/2008	$12.39	$12.09	6,660,709
01/01/2009 to 12/31/2009	$12.09	$13.02	7,445,388
01/01/2010 to 12/31/2010	$13.02	$13.23	7,123,302
01/01/2011 to 12/31/2011	$13.23	$13.22	5,625,465
01/01/2012 to 12/31/2012	$13.22	$13.53	5,727,313
01/01/2013 to 12/31/2013	$13.53	$12.94	5,935,675
01/01/2014 to 12/31/2014	$12.94	$12.63	5,489,212
01/01/2015 to 12/31/2015	$12.63	$12.41	3,496,883
01/01/2016 to 12/31/2016	$12.41	$12.33	2,971,950
AST BlackRock/Loomis Sayles Bond Portfolio
06/30/2008 to 12/31/2008	$14.10	$13.45	6,994,579
01/01/2009 to 12/31/2009	$13.45	$15.32	10,035,432
01/01/2010 to 12/31/2010	$15.32	$16.13	11,515,430
01/01/2011 to 12/31/2011	$16.13	$16.27	8,611,634
01/01/2012 to 12/31/2012	$16.27	$17.39	8,501,917
01/01/2013 to 12/31/2013	$17.39	$16.68	7,966,223
01/01/2014 to 12/31/2014	$16.68	$17.00	6,878,242
01/01/2015 to 12/31/2015	$17.00	$16.27	5,589,579
01/01/2016 to 12/31/2016	$16.27	$16.57	4,424,913

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2015
06/30/2008 to 12/31/2008	$9.68	$11.25	1,472,001
01/01/2009 to 12/31/2009	$11.25	$10.96	1,375,798
01/01/2010 to 12/31/2010	$10.96	$11.71	1,085,813
01/01/2011 to 12/31/2011	$11.71	$12.18	1,057,536
01/01/2012 to 12/31/2012	$12.18	$12.27	878,447
01/01/2013 to 12/31/2013	$12.27	$11.95	424,824
01/01/2014 to 12/31/2014	$11.95	$11.67	356,612
01/01/2015 to 12/31/2015	$11.67	$11.37	0
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$10.00	$9.34	301,692
01/01/2010 to 12/31/2010	$9.34	$10.09	1,956,001
01/01/2011 to 12/31/2011	$10.09	$10.81	5,687,758
01/01/2012 to 12/31/2012	$10.81	$11.01	2,714,415
01/01/2013 to 12/31/2013	$11.01	$10.69	806,728
01/01/2014 to 12/31/2014	$10.69	$10.50	427,276
01/01/2015 to 12/31/2015	$10.50	$10.24	801,336
01/01/2016 to 12/31/2016	$10.24	$10.05	2,105
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$10.00	$10.71	5,765,075
01/01/2011 to 12/31/2011	$10.71	$11.67	16,283,905
01/01/2012 to 12/31/2012	$11.67	$11.99	8,777,912
01/01/2013 to 12/31/2013	$11.99	$11.48	2,697,907
01/01/2014 to 12/31/2014	$11.48	$11.38	1,375,230
01/01/2015 to 12/31/2015	$11.38	$11.14	1,386,039
01/01/2016 to 12/31/2016	$11.14	$11.02	1,708,045
AST Bond Portfolio 2018
06/30/2008 to 12/31/2008	$9.65	$11.98	794,529
01/01/2009 to 12/31/2009	$11.98	$11.01	648,900
01/01/2010 to 12/31/2010	$11.01	$11.96	380,587
01/01/2011 to 12/31/2011	$11.96	$13.28	18,091,824
01/01/2012 to 12/31/2012	$13.28	$13.72	11,790,403
01/01/2013 to 12/31/2013	$13.72	$12.99	4,617,331
01/01/2014 to 12/31/2014	$12.99	$13.04	2,404,974
01/01/2015 to 12/31/2015	$13.04	$12.85	1,756,047
01/01/2016 to 12/31/2016	$12.85	$12.76	1,278,943
AST Bond Portfolio 2019
06/30/2008 to 12/31/2008	$9.67	$12.05	945,503
01/01/2009 to 12/31/2009	$12.05	$10.87	975,406
01/01/2010 to 12/31/2010	$10.87	$11.84	825,635
01/01/2011 to 12/31/2011	$11.84	$13.42	493,191
01/01/2012 to 12/31/2012	$13.42	$13.88	5,116,240
01/01/2013 to 12/31/2013	$13.88	$12.92	2,901,825
01/01/2014 to 12/31/2014	$12.92	$13.16	1,609,704
01/01/2015 to 12/31/2015	$13.16	$13.01	1,377,772
01/01/2016 to 12/31/2016	$13.01	$12.90	1,126,796
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$10.00	$8.75	23,608
01/01/2010 to 12/31/2010	$8.75	$9.56	1,680,903
01/01/2011 to 12/31/2011	$9.56	$11.10	404,480
01/01/2012 to 12/31/2012	$11.10	$11.53	92,420
01/01/2013 to 12/31/2013	$11.53	$10.54	7,694,304
01/01/2014 to 12/31/2014	$10.54	$10.93	4,819,894
01/01/2015 to 12/31/2015	$10.93	$10.85	4,640,460
01/01/2016 to 12/31/2016	$10.85	$10.82	3,592,183

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$10.00	$10.96	1,406,400
01/01/2011 to 12/31/2011	$10.96	$12.89	16,469,682
01/01/2012 to 12/31/2012	$12.89	$13.45	7,323,210
01/01/2013 to 12/31/2013	$13.45	$12.23	927,728
01/01/2014 to 12/31/2014	$12.23	$12.87	6,633,381
01/01/2015 to 12/31/2015	$12.87	$12.81	6,833,648
01/01/2016 to 12/31/2016	$12.81	$12.77	4,695,140
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$10.00	$11.97	6,285,340
01/01/2012 to 12/31/2012	$11.97	$12.38	9,408,401
01/01/2013 to 12/31/2013	$12.38	$10.92	1,386,073
01/01/2014 to 12/31/2014	$10.92	$11.78	837,634
01/01/2015 to 12/31/2015	$11.78	$11.76	5,222,668
01/01/2016 to 12/31/2016	$11.76	$11.71	4,736,074
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$10.00	$10.35	3,237,048
01/01/2013 to 12/31/2013	$10.35	$9.09	14,801,913
01/01/2014 to 12/31/2014	$9.09	$10.00	4,961,244
01/01/2015 to 12/31/2015	$10.00	$10.04	1,040,932
01/01/2016 to 12/31/2016	$10.04	$10.00	1,912,486
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$10.00	$8.71	6,630,745
01/01/2014 to 12/31/2014	$8.71	$9.76	5,457,145
01/01/2015 to 12/31/2015	$9.76	$9.81	234,639
01/01/2016 to 12/31/2016	$9.81	$9.77	46,803
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$10.00	$11.25	2,355,714
01/01/2015 to 12/31/2015	$11.25	$11.22	11,698,029
01/01/2016 to 12/31/2016	$11.22	$11.24	1,095,110
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$10.00	$9.89	2,690,626
01/01/2016 to 12/31/2016	$9.89	$9.87	8,150,607
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$10.00	$9.83	7,237,779
AST Capital Growth Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.65	$7.58	101,095,109
01/01/2009 to 12/31/2009	$7.58	$9.29	102,077,908
01/01/2010 to 12/31/2010	$9.29	$10.29	101,267,042
01/01/2011 to 12/31/2011	$10.29	$9.82	83,369,592
01/01/2012 to 12/31/2012	$9.82	$10.91	79,395,120
01/01/2013 to 12/31/2013	$10.91	$13.09	79,105,525
01/01/2014 to 12/31/2014	$13.09	$13.69	73,075,410
01/01/2015 to 12/31/2015	$13.69	$13.45	61,297,367
01/01/2016 to 12/31/2016	$13.45	$14.05	44,563,530
AST Cohen & Steers Realty Portfolio
06/30/2008 to 12/31/2008	$15.92	$10.52	126,275
01/01/2009 to 12/31/2009	$10.52	$13.57	335,750
01/01/2010 to 12/31/2010	$13.57	$17.07	391,589
01/01/2011 to 12/31/2011	$17.07	$17.79	219,652
01/01/2012 to 12/31/2012	$17.79	$20.05	251,456
01/01/2013 to 12/31/2013	$20.05	$20.22	222,435
01/01/2014 to 12/31/2014	$20.22	$25.87	175,435
01/01/2015 to 12/31/2015	$25.87	$26.51	137,109
01/01/2016 to 12/31/2016	$26.51	$27.17	93,066

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$10.64	$7.50	14,888,690
01/01/2009 to 12/31/2009	$7.50	$8.74	14,472,445
01/01/2010 to 12/31/2010	$8.74	$9.64	13,447,482
01/01/2011 to 12/31/2011	$9.64	$8.90	11,688,804
01/01/2012 to 12/31/2012	$8.90	$10.41	10,262,995
01/01/2013 to 12/31/2013	$10.41	$13.60	8,689,937
01/01/2014 to 12/31/2014	$13.60	$15.03	7,139,424
01/01/2015 to 12/31/2015	$15.03	$14.02	6,343,609
01/01/2016 to 12/31/2016	$14.02	$15.28	5,194,687
AST Goldman Sachs Mid-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$4.98	$3.05	4,668,204
01/01/2009 to 12/31/2009	$3.05	$4.68	4,863,161
01/01/2010 to 12/31/2010	$4.68	$5.48	5,034,524
01/01/2011 to 12/31/2011	$5.48	$5.19	3,140,160
01/01/2012 to 12/31/2012	$5.19	$6.07	3,004,326
01/01/2013 to 12/31/2013	$6.07	$7.85	2,696,246
01/01/2014 to 12/31/2014	$7.85	$8.56	2,236,250
01/01/2015 to 12/31/2015	$8.56	$7.89	3,649,291
01/01/2016 to 12/31/2016	$7.89	$7.84	2,612,615
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
06/30/2008 to 12/31/2008	$10.54	$10.53	2,377,836
01/01/2009 to 12/31/2009	$10.53	$10.32	3,829,439
01/01/2010 to 12/31/2010	$10.32	$10.09	3,509,980
01/01/2011 to 12/31/2011	$10.09	$9.86	2,513,603
01/01/2012 to 12/31/2012	$9.86	$9.64	1,652,100
01/01/2013 to 12/31/2013	$9.64	$9.43	856,838
01/01/2014 to 12/31/2014	$9.43	$9.21	693,229
01/01/2015 to 12/31/2015	$9.21	$9.01	369,983
01/01/2016 to 12/31/2016	$9.01	$8.80	286,582
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$9.23	$6.39	6,057,693
01/01/2009 to 12/31/2009	$6.39	$7.46	5,641,907
01/01/2010 to 12/31/2010	$7.46	$8.25	5,357,208
01/01/2011 to 12/31/2011	$8.25	$7.73	4,506,463
01/01/2012 to 12/31/2012	$7.73	$8.83	4,545,454
01/01/2013 to 12/31/2013	$8.83	$12.07	4,488,390
01/01/2014 to 12/31/2014	$12.07	$13.42	3,896,707
01/01/2015 to 12/31/2015	$13.42	$12.09	2,887,412
01/01/2016 to 12/31/2016	$12.09	$14.17	2,310,484
AST International Growth Portfolio
06/30/2008 to 12/31/2008	$21.47	$12.00	5,724,854
01/01/2009 to 12/31/2009	$12.00	$15.87	5,162,536
01/01/2010 to 12/31/2010	$15.87	$17.76	5,317,631
01/01/2011 to 12/31/2011	$17.76	$15.12	4,477,136
01/01/2012 to 12/31/2012	$15.12	$17.79	3,891,676
01/01/2013 to 12/31/2013	$17.79	$20.70	3,800,682
01/01/2014 to 12/31/2014	$20.70	$19.12	3,578,372
01/01/2015 to 12/31/2015	$19.12	$19.28	2,103,579
01/01/2016 to 12/31/2016	$19.28	$18.13	1,890,366

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST International Value Portfolio
06/30/2008 to 12/31/2008	$9.10	$5.84	2,755,958
01/01/2009 to 12/31/2009	$5.84	$7.44	2,910,615
01/01/2010 to 12/31/2010	$7.44	$8.08	2,881,182
01/01/2011 to 12/31/2011	$8.08	$6.91	2,224,758
01/01/2012 to 12/31/2012	$6.91	$7.88	2,382,592
01/01/2013 to 12/31/2013	$7.88	$9.20	2,248,809
01/01/2014 to 12/31/2014	$9.20	$8.39	2,071,047
01/01/2015 to 12/31/2015	$8.39	$8.27	1,892,132
01/01/2016 to 12/31/2016	$8.27	$8.13	1,531,420
AST Investment Grade Bond Portfolio
06/30/2008 to 12/31/2008	$10.01	$10.91	1,214,623
01/01/2009 to 12/31/2009	$10.91	$11.86	315,474
01/01/2010 to 12/31/2010	$11.86	$12.85	158,509
01/01/2011 to 12/31/2011	$12.85	$14.13	1,389,924
01/01/2012 to 12/31/2012	$14.13	$15.11	740,615
01/01/2013 to 12/31/2013	$15.11	$14.30	401,220
01/01/2014 to 12/31/2014	$14.30	$14.92	369,385
01/01/2015 to 12/31/2015	$14.92	$14.75	868,724
01/01/2016 to 12/31/2016	$14.75	$15.03	1,012,916
AST J.P. Morgan International Equity Portfolio
06/30/2008 to 12/31/2008	$9.75	$6.28	975,043
01/01/2009 to 12/31/2009	$6.28	$8.34	1,395,597
01/01/2010 to 12/31/2010	$8.34	$8.74	1,243,521
01/01/2011 to 12/31/2011	$8.74	$7.76	828,367
01/01/2012 to 12/31/2012	$7.76	$9.25	957,141
01/01/2013 to 12/31/2013	$9.25	$10.43	725,002
01/01/2014 to 12/31/2014	$10.43	$9.54	635,427
01/01/2015 to 12/31/2015	$9.54	$9.07	411,043
01/01/2016 to 12/31/2016	$9.07	$9.04	317,096
AST Loomis Sayles Large-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$9.74	$6.25	21,934,912
01/01/2009 to 12/31/2009	$6.25	$7.92	19,929,998
01/01/2010 to 12/31/2010	$7.92	$9.28	19,072,610
01/01/2011 to 12/31/2011	$9.28	$8.99	15,345,638
01/01/2012 to 12/31/2012	$8.99	$9.86	13,995,736
01/01/2013 to 12/31/2013	$9.86	$13.17	11,607,162
01/01/2014 to 12/31/2014	$13.17	$14.23	10,090,656
01/01/2015 to 12/31/2015	$14.23	$15.31	6,066,819
01/01/2016 to 12/31/2016	$15.31	$15.81	5,091,448
AST Lord Abbett Core Fixed Income Portfolio
06/30/2008 to 12/31/2008	$13.08	$10.05	3,023,716
01/01/2009 to 12/31/2009	$10.05	$13.23	2,831,230
01/01/2010 to 12/31/2010	$13.23	$14.66	2,484,757
01/01/2011 to 12/31/2011	$14.66	$15.79	2,014,193
01/01/2012 to 12/31/2012	$15.79	$16.35	1,924,443
01/01/2013 to 12/31/2013	$16.35	$15.66	1,980,114
01/01/2014 to 12/31/2014	$15.66	$16.29	1,664,389
01/01/2015 to 12/31/2015	$16.29	$15.83	975,665
01/01/2016 to 12/31/2016	$15.83	$15.88	882,863

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Growth Portfolio
06/30/2008 to 12/31/2008	$7.77	$5.24	2,384,441
01/01/2009 to 12/31/2009	$5.24	$6.37	2,663,189
01/01/2010 to 12/31/2010	$6.37	$7.02	2,436,368
01/01/2011 to 12/31/2011	$7.02	$6.82	2,244,120
01/01/2012 to 12/31/2012	$6.82	$7.81	2,554,207
01/01/2013 to 12/31/2013	$7.81	$10.44	1,927,045
01/01/2014 to 12/31/2014	$10.44	$11.09	1,693,296
01/01/2015 to 12/31/2015	$11.09	$11.62	1,101,246
01/01/2016 to 12/31/2016	$11.62	$11.58	890,600
AST Neuberger Berman Mid-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$8.81	$5.59	501,805
01/01/2009 to 12/31/2009	$5.59	$7.09	649,456
01/01/2010 to 12/31/2010	$7.09	$8.92	978,075
01/01/2011 to 12/31/2011	$8.92	$8.87	702,733
01/01/2012 to 12/31/2012	$8.87	$9.74	851,665
01/01/2013 to 12/31/2013	$9.74	$12.63	1,608,579
01/01/2014 to 12/31/2014	$12.63	$13.32	1,792,573
01/01/2015 to 10/16/2015	$13.32	$13.60	0
AST Neuberger Berman Small-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$7.40	$4.76	121,677
01/01/2009 to 12/31/2009	$4.76	$5.71	232,172
01/01/2010 to 12/31/2010	$5.71	$6.71	304,468
01/01/2011 to 04/29/2011	$6.71	$7.51	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
06/30/2008 to 12/31/2008	$17.61	$10.79	2,188,696
01/01/2009 to 12/31/2009	$10.79	$14.84	2,033,956
01/01/2010 to 12/31/2010	$14.84	$17.90	1,807,620
01/01/2011 to 12/31/2011	$17.90	$17.07	1,391,570
01/01/2012 to 12/31/2012	$17.07	$19.54	1,265,150
01/01/2013 to 12/31/2013	$19.54	$27.12	1,148,147
01/01/2014 to 12/31/2014	$27.12	$30.29	907,394
01/01/2015 to 12/31/2015	$30.29	$27.94	510,649
01/01/2016 to 12/31/2016	$27.94	$32.29	436,919
AST Preservation Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.67	$8.85	31,839,577
01/01/2009 to 12/31/2009	$8.85	$10.39	39,603,313
01/01/2010 to 12/31/2010	$10.39	$11.23	43,592,221
01/01/2011 to 12/31/2011	$11.23	$11.09	40,512,789
01/01/2012 to 12/31/2012	$11.09	$11.96	38,896,095
01/01/2013 to 12/31/2013	$11.96	$12.77	28,415,848
01/01/2014 to 12/31/2014	$12.77	$13.20	24,934,568
01/01/2015 to 12/31/2015	$13.20	$12.92	20,064,346
01/01/2016 to 12/31/2016	$12.92	$13.33	14,853,519
AST Small-Cap Growth Opportunities Portfolio
06/30/2008 to 12/31/2008	$10.22	$6.80	4,202,964
01/01/2009 to 12/31/2009	$6.80	$8.82	3,992,101
01/01/2010 to 12/31/2010	$8.82	$11.43	4,161,419
01/01/2011 to 12/31/2011	$11.43	$9.71	3,304,315
01/01/2012 to 12/31/2012	$9.71	$11.39	2,853,534
01/01/2013 to 12/31/2013	$11.39	$15.68	2,397,251
01/01/2014 to 12/31/2014	$15.68	$16.09	2,091,369
01/01/2015 to 12/31/2015	$16.09	$15.94	1,240,688
01/01/2016 to 12/31/2016	$15.94	$16.78	1,026,785

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Small-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$16.43	$11.12	634,820
01/01/2009 to 12/31/2009	$11.12	$14.55	668,952
01/01/2010 to 12/31/2010	$14.55	$19.41	917,014
01/01/2011 to 12/31/2011	$19.41	$18.79	589,865
01/01/2012 to 12/31/2012	$18.79	$20.60	573,869
01/01/2013 to 12/31/2013	$20.60	$27.22	508,770
01/01/2014 to 12/31/2014	$27.22	$27.62	407,639
01/01/2015 to 12/31/2015	$27.62	$27.21	315,024
01/01/2016 to 12/31/2016	$27.21	$29.81	239,743
AST Small-Cap Value Portfolio
06/30/2008 to 12/31/2008	$16.31	$12.31	3,408,854
01/01/2009 to 12/31/2009	$12.31	$15.28	3,254,555
01/01/2010 to 12/31/2010	$15.28	$18.82	3,434,943
01/01/2011 to 12/31/2011	$18.82	$17.29	2,484,653
01/01/2012 to 12/31/2012	$17.29	$19.98	2,219,180
01/01/2013 to 12/31/2013	$19.98	$26.83	1,906,166
01/01/2014 to 12/31/2014	$26.83	$27.61	1,632,713
01/01/2015 to 12/31/2015	$27.61	$25.82	1,085,073
01/01/2016 to 12/31/2016	$25.82	$32.61	822,067
AST T. Rowe Price Equity Income Portfolio
06/30/2008 to 12/31/2008	$11.13	$7.75	4,124,590
01/01/2009 to 12/31/2009	$7.75	$9.38	3,819,071
01/01/2010 to 12/31/2010	$9.38	$10.38	3,742,939
01/01/2011 to 12/31/2011	$10.38	$9.98	3,116,748
01/01/2012 to 12/31/2012	$9.98	$11.44	3,429,042
01/01/2013 to 12/31/2013	$11.44	$14.50	3,074,463
01/01/2014 to 12/31/2014	$14.50	$15.23	2,661,058
01/01/2015 to 10/16/2015	$15.23	$14.05	0
AST T. Rowe Price Large-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$6.59	$4.27	9,138,560
01/01/2009 to 12/31/2009	$4.27	$6.40	9,157,180
01/01/2010 to 12/31/2010	$6.40	$7.24	8,869,616
01/01/2011 to 12/31/2011	$7.24	$6.96	6,383,742
01/01/2012 to 12/31/2012	$6.96	$8.00	5,841,181
01/01/2013 to 12/31/2013	$8.00	$11.27	6,683,387
01/01/2014 to 12/31/2014	$11.27	$11.93	6,037,079
01/01/2015 to 12/31/2015	$11.93	$12.78	4,752,130
01/01/2016 to 12/31/2016	$12.78	$12.83	3,508,170
AST Templeton Global Bond Portfolio
06/30/2008 to 12/31/2008	$14.80	$13.93	1,722,092
01/01/2009 to 12/31/2009	$13.93	$15.27	2,184,589
01/01/2010 to 12/31/2010	$15.27	$15.78	2,318,146
01/01/2011 to 12/31/2011	$15.78	$16.06	1,633,647
01/01/2012 to 12/31/2012	$16.06	$16.52	1,630,360
01/01/2013 to 12/31/2013	$16.52	$15.54	1,781,434
01/01/2014 to 12/31/2014	$15.54	$15.28	1,590,303
01/01/2015 to 12/31/2015	$15.28	$14.25	874,427
01/01/2016 to 12/31/2016	$14.25	$14.53	771,150

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$11.53	$8.26	357,327
01/01/2009 to 12/31/2009	$8.26	$9.55	955,597
01/01/2010 to 12/31/2010	$9.55	$10.50	2,241,213
01/01/2011 to 12/31/2011	$10.50	$10.21	930,254
01/01/2012 to 12/31/2012	$10.21	$11.32	944,041
01/01/2013 to 12/31/2013	$11.32	$14.89	723,861
01/01/2014 to 12/31/2014	$14.89	$14.78	586,897
01/01/2015 to 12/31/2015	$14.78	$13.57	434,041
01/01/2016 to 12/31/2016	$13.57	$14.08	328,297
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
06/30/2008 to 12/31/2008	$11.92	$7.79	332,297
01/01/2009 to 12/31/2009	$7.79	$10.58	511,219
01/01/2010 to 12/31/2010	$10.58	$12.78	1,099,827
01/01/2011 to 12/31/2011	$12.78	$12.06	585,815
01/01/2012 to 12/31/2012	$12.06	$13.96	602,157
01/01/2013 to 12/31/2013	$13.96	$18.07	542,756
01/01/2014 to 12/31/2014	$18.07	$20.31	399,163
01/01/2015 to 12/31/2015	$20.31	$18.54	197,101
01/01/2016 to 12/31/2016	$18.54	$20.66	179,917
AST Western Asset Core Plus Bond Portfolio
06/30/2008 to 12/31/2008	$10.03	$9.24	3,325,125
01/01/2009 to 12/31/2009	$9.24	$10.08	3,504,626
01/01/2010 to 12/31/2010	$10.08	$10.62	5,328,912
01/01/2011 to 12/31/2011	$10.62	$11.01	3,326,989
01/01/2012 to 12/31/2012	$11.01	$11.61	3,229,309
01/01/2013 to 12/31/2013	$11.61	$11.18	4,743,456
01/01/2014 to 12/31/2014	$11.18	$11.71	4,701,504
01/01/2015 to 12/31/2015	$11.71	$11.59	3,770,755
01/01/2016 to 12/31/2016	$11.59	$11.91	2,853,434
Evergreen VA International Equity Fund
06/30/2008 to 12/31/2008	$16.71	$10.88	68,654
01/01/2009 to 12/31/2009	$10.88	$12.33	94,271
01/01/2010 to 07/16/2010	$12.33	$11.68	0
Evergreen VA Omega Fund
06/30/2008 to 12/31/2008	$9.75	$7.70	24,749
01/01/2009 to 12/31/2009	$7.70	$10.83	50,099
01/01/2010 to 07/16/2010	$10.83	$10.09	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.69	$14.10	42,309
01/01/2011 to 12/31/2011	$14.10	$12.02	16,879
01/01/2012 to 12/31/2012	$12.02	$13.35	17,702
01/01/2013 to 12/31/2013	$13.35	$15.65	12,515
01/01/2014 to 12/31/2014	$15.65	$14.49	5,838
01/01/2015 to 12/31/2015	$14.49	$14.49	3,089
01/01/2016 to 12/31/2016	$14.49	$14.63	1,928
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.09	$12.69	26,995
01/01/2011 to 12/31/2011	$12.69	$11.74	37,288
01/01/2012 to 12/31/2012	$11.74	$13.85	17,376
01/01/2013 to 12/31/2013	$13.85	$18.99	12,261
01/01/2014 to 12/31/2014	$18.99	$19.32	13,143
01/01/2015 to 12/31/2015	$19.32	$19.19	7,981
01/01/2016 to 12/31/2016	$19.19	$18.90	2,727
*Denotes the start date of these sub-accounts

Optimum XTRA
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Lifetime Five or Highest Daily Lifetime Five or HD GRO, GRO Plus 2008 and EBP II or GMWB and EBP II or GMWB and HAV or HD GRO , GRO Plus 2008 and HAV OR HD GRO 60 bps OR GRO Plus 2008 60 bps (2.35%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.57	$7.76	1,833,767
01/01/2009 to 12/31/2009	$7.76	$9.42	1,754,353
01/01/2010 to 12/31/2010	$9.42	$10.30	1,672,915
01/01/2011 to 12/31/2011	$10.30	$9.79	1,419,829
01/01/2012 to 12/31/2012	$9.79	$10.76	1,363,156
01/01/2013 to 12/31/2013	$10.76	$11.55	1,135,421
01/01/2014 to 12/31/2014	$11.55	$11.71	408,224
01/01/2015 to 12/31/2015	$11.71	$11.07	161,748
01/01/2016 to 12/31/2016	$11.07	$11.50	133,802
AST American Century Income & Growth Portfolio
06/30/2008 to 12/31/2008	$9.94	$7.29	47,683
01/01/2009 to 12/31/2009	$7.29	$8.38	63,043
01/01/2010 to 12/31/2010	$8.38	$9.31	59,677
01/01/2011 to 12/31/2011	$9.31	$9.42	99,301
01/01/2012 to 05/04/2012	$9.42	$10.21	0
AST Balanced Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.62	$8.02	1,031,078
01/01/2009 to 12/31/2009	$8.02	$9.66	1,211,155
01/01/2010 to 12/31/2010	$9.66	$10.59	1,128,800
01/01/2011 to 12/31/2011	$10.59	$10.22	1,006,466
01/01/2012 to 12/31/2012	$10.22	$11.22	1,055,922
01/01/2013 to 12/31/2013	$11.22	$12.90	889,175
01/01/2014 to 12/31/2014	$12.90	$13.41	749,965
01/01/2015 to 12/31/2015	$13.41	$13.16	537,427
01/01/2016 to 12/31/2016	$13.16	$13.66	409,473
AST BlackRock Low Duration Bond Portfolio
06/30/2008 to 12/31/2008	$10.71	$10.44	243,437
01/01/2009 to 12/31/2009	$10.44	$11.23	281,736
01/01/2010 to 12/31/2010	$11.23	$11.40	231,038
01/01/2011 to 12/31/2011	$11.40	$11.38	206,551
01/01/2012 to 12/31/2012	$11.38	$11.63	204,144
01/01/2013 to 12/31/2013	$11.63	$11.11	41,672
01/01/2014 to 12/31/2014	$11.11	$10.84	20,374
01/01/2015 to 12/31/2015	$10.84	$10.64	711
01/01/2016 to 12/31/2016	$10.64	$10.56	3,670
AST BlackRock/Loomis Sayles Bond Portfolio
06/30/2008 to 12/31/2008	$10.82	$10.32	363,898
01/01/2009 to 12/31/2009	$10.32	$11.74	584,525
01/01/2010 to 12/31/2010	$11.74	$12.35	573,212
01/01/2011 to 12/31/2011	$12.35	$12.44	605,075
01/01/2012 to 12/31/2012	$12.44	$13.28	487,599
01/01/2013 to 12/31/2013	$13.28	$12.73	377,479
01/01/2014 to 12/31/2014	$12.73	$12.96	273,587
01/01/2015 to 12/31/2015	$12.96	$12.39	43,931
01/01/2016 to 12/31/2016	$12.39	$12.61	46,115

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2015
06/30/2008 to 12/31/2008	$9.67	$11.24	73,879
01/01/2009 to 12/31/2009	$11.24	$10.93	83,848
01/01/2010 to 12/31/2010	$10.93	$11.68	44,503
01/01/2011 to 12/31/2011	$11.68	$12.13	33,197
01/01/2012 to 12/31/2012	$12.13	$12.21	22,053
01/01/2013 to 12/31/2013	$12.21	$11.88	7,471
01/01/2014 to 12/31/2014	$11.88	$11.59	4,881
01/01/2015 to 12/31/2015	$11.59	$11.28	0
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$10.00	$9.33	15,146
01/01/2010 to 12/31/2010	$9.33	$10.07	33,608
01/01/2011 to 12/31/2011	$10.07	$10.78	136,596
01/01/2012 to 12/31/2012	$10.78	$10.97	54,809
01/01/2013 to 12/31/2013	$10.97	$10.63	5,862
01/01/2014 to 12/31/2014	$10.63	$10.43	3,375
01/01/2015 to 12/31/2015	$10.43	$10.16	13,699
01/01/2016 to 12/31/2016	$10.16	$9.97	0
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$10.00	$10.70	248,740
01/01/2011 to 12/31/2011	$10.70	$11.64	394,728
01/01/2012 to 12/31/2012	$11.64	$11.95	276,361
01/01/2013 to 12/31/2013	$11.95	$11.43	123,207
01/01/2014 to 12/31/2014	$11.43	$11.32	99,755
01/01/2015 to 12/31/2015	$11.32	$11.07	110,945
01/01/2016 to 12/31/2016	$11.07	$10.94	94,230
AST Bond Portfolio 2018
06/30/2008 to 12/31/2008	$10.06	$12.49	103,181
01/01/2009 to 12/31/2009	$12.49	$11.46	98,995
01/01/2010 to 12/31/2010	$11.46	$12.44	67,820
01/01/2011 to 12/31/2011	$12.44	$13.80	332,554
01/01/2012 to 12/31/2012	$13.80	$14.25	310,068
01/01/2013 to 12/31/2013	$14.25	$13.47	248,564
01/01/2014 to 12/31/2014	$13.47	$13.51	215,877
01/01/2015 to 12/31/2015	$13.51	$13.30	216,523
01/01/2016 to 12/31/2016	$13.30	$13.20	206,439
AST Bond Portfolio 2019
06/30/2008 to 12/31/2008	$10.08	$12.56	11,666
01/01/2009 to 12/31/2009	$12.56	$11.32	33,306
01/01/2010 to 12/31/2010	$11.32	$12.31	40,947
01/01/2011 to 12/31/2011	$12.31	$13.95	4,588
01/01/2012 to 12/31/2012	$13.95	$14.42	85,728
01/01/2013 to 12/31/2013	$14.42	$13.40	47,954
01/01/2014 to 12/31/2014	$13.40	$13.64	21,818
01/01/2015 to 12/31/2015	$13.64	$13.46	25,474
01/01/2016 to 12/31/2016	$13.46	$13.34	26,848
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$10.00	$8.74	12,609
01/01/2010 to 12/31/2010	$8.74	$9.55	159,883
01/01/2011 to 12/31/2011	$9.55	$11.06	17,114
01/01/2012 to 12/31/2012	$11.06	$11.48	582
01/01/2013 to 12/31/2013	$11.48	$10.48	237,451
01/01/2014 to 12/31/2014	$10.48	$10.87	85,105
01/01/2015 to 12/31/2015	$10.87	$10.77	107,556
01/01/2016 to 12/31/2016	$10.77	$10.73	97,049

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$10.00	$10.95	167,616
01/01/2011 to 12/31/2011	$10.95	$12.86	544,749
01/01/2012 to 12/31/2012	$12.86	$13.41	71,013
01/01/2013 to 12/31/2013	$13.41	$12.18	18,794
01/01/2014 to 12/31/2014	$12.18	$12.81	108,864
01/01/2015 to 12/31/2015	$12.81	$12.73	68,354
01/01/2016 to 12/31/2016	$12.73	$12.68	71,396
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$10.00	$11.95	210,502
01/01/2012 to 12/31/2012	$11.95	$12.35	480,505
01/01/2013 to 12/31/2013	$12.35	$10.89	133,950
01/01/2014 to 12/31/2014	$10.89	$11.74	84,267
01/01/2015 to 12/31/2015	$11.74	$11.70	131,314
01/01/2016 to 12/31/2016	$11.70	$11.63	137,447
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$10.00	$10.34	216,854
01/01/2013 to 12/31/2013	$10.34	$9.07	798,569
01/01/2014 to 12/31/2014	$9.07	$9.97	78,964
01/01/2015 to 12/31/2015	$9.97	$10.00	12,591
01/01/2016 to 12/31/2016	$10.00	$9.95	2,844
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$10.00	$8.70	184,335
01/01/2014 to 12/31/2014	$8.70	$9.74	194,620
01/01/2015 to 12/31/2015	$9.74	$9.78	8,542
01/01/2016 to 12/31/2016	$9.78	$9.73	4,031
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$10.00	$11.24	89,028
01/01/2015 to 12/31/2015	$11.24	$11.19	347,872
01/01/2016 to 12/31/2016	$11.19	$11.20	100,502
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$10.00	$9.88	253,962
01/01/2016 to 12/31/2016	$9.88	$9.85	232,087
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$10.00	$9.82	501,618
AST Capital Growth Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.62	$7.56	3,585,836
01/01/2009 to 12/31/2009	$7.56	$9.25	3,615,050
01/01/2010 to 12/31/2010	$9.25	$10.24	3,318,055
01/01/2011 to 12/31/2011	$10.24	$9.76	2,982,427
01/01/2012 to 12/31/2012	$9.76	$10.83	2,718,892
01/01/2013 to 12/31/2013	$10.83	$12.98	2,420,551
01/01/2014 to 12/31/2014	$12.98	$13.56	1,561,942
01/01/2015 to 12/31/2015	$13.56	$13.31	815,628
01/01/2016 to 12/31/2016	$13.31	$13.89	666,581
AST Cohen & Steers Realty Portfolio
06/30/2008 to 12/31/2008	$11.97	$7.91	4,834
01/01/2009 to 12/31/2009	$7.91	$10.19	34,036
01/01/2010 to 12/31/2010	$10.19	$12.80	53,001
01/01/2011 to 12/31/2011	$12.80	$13.33	32,781
01/01/2012 to 12/31/2012	$13.33	$15.01	30,956
01/01/2013 to 12/31/2013	$15.01	$15.12	3,890
01/01/2014 to 12/31/2014	$15.12	$19.33	7,735
01/01/2015 to 12/31/2015	$19.33	$19.79	4,877
01/01/2016 to 12/31/2016	$19.79	$20.25	2,683

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$9.86	$6.95	503,014
01/01/2009 to 12/31/2009	$6.95	$8.09	501,327
01/01/2010 to 12/31/2010	$8.09	$8.91	482,472
01/01/2011 to 12/31/2011	$8.91	$8.22	480,887
01/01/2012 to 12/31/2012	$8.22	$9.61	443,730
01/01/2013 to 12/31/2013	$9.61	$12.53	92,480
01/01/2014 to 12/31/2014	$12.53	$13.84	59,111
01/01/2015 to 12/31/2015	$13.84	$12.89	46,338
01/01/2016 to 12/31/2016	$12.89	$14.05	31,905
AST Goldman Sachs Mid-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$12.03	$7.35	85,001
01/01/2009 to 12/31/2009	$7.35	$11.28	87,967
01/01/2010 to 12/31/2010	$11.28	$13.20	73,569
01/01/2011 to 12/31/2011	$13.20	$12.50	89,324
01/01/2012 to 12/31/2012	$12.50	$14.61	110,449
01/01/2013 to 12/31/2013	$14.61	$18.85	34,210
01/01/2014 to 12/31/2014	$18.85	$20.53	11,987
01/01/2015 to 12/31/2015	$20.53	$18.91	19,651
01/01/2016 to 12/31/2016	$18.91	$18.77	11,083
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
06/30/2008 to 12/31/2008	$10.53	$10.52	143,022
01/01/2009 to 12/31/2009	$10.52	$10.29	270,651
01/01/2010 to 12/31/2010	$10.29	$10.05	118,303
01/01/2011 to 12/31/2011	$10.05	$9.82	123,498
01/01/2012 to 12/31/2012	$9.82	$9.59	108,113
01/01/2013 to 12/31/2013	$9.59	$9.36	92,874
01/01/2014 to 12/31/2014	$9.36	$9.14	83,716
01/01/2015 to 12/31/2015	$9.14	$8.93	71,860
01/01/2016 to 12/31/2016	$8.93	$8.72	63,982
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$9.49	$6.57	282,100
01/01/2009 to 12/31/2009	$6.57	$7.66	252,500
01/01/2010 to 12/31/2010	$7.66	$8.47	236,519
01/01/2011 to 12/31/2011	$8.47	$7.92	185,189
01/01/2012 to 12/31/2012	$7.92	$9.04	184,775
01/01/2013 to 12/31/2013	$9.04	$12.35	180,707
01/01/2014 to 12/31/2014	$12.35	$13.72	101,622
01/01/2015 to 12/31/2015	$13.72	$12.35	14,650
01/01/2016 to 12/31/2016	$12.35	$14.45	17,791
AST International Growth Portfolio
06/30/2008 to 12/31/2008	$13.40	$7.49	339,291
01/01/2009 to 12/31/2009	$7.49	$9.89	353,756
01/01/2010 to 12/31/2010	$9.89	$11.06	357,084
01/01/2011 to 12/31/2011	$11.06	$9.40	301,408
01/01/2012 to 12/31/2012	$9.40	$11.05	286,029
01/01/2013 to 12/31/2013	$11.05	$12.85	100,820
01/01/2014 to 12/31/2014	$12.85	$11.86	62,558
01/01/2015 to 12/31/2015	$11.86	$11.94	9,574
01/01/2016 to 12/31/2016	$11.94	$11.22	8,339

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST International Value Portfolio
06/30/2008 to 12/31/2008	$13.00	$8.33	113,927
01/01/2009 to 12/31/2009	$8.33	$10.62	102,503
01/01/2010 to 12/31/2010	$10.62	$11.52	105,211
01/01/2011 to 12/31/2011	$11.52	$9.84	92,403
01/01/2012 to 12/31/2012	$9.84	$11.21	102,146
01/01/2013 to 12/31/2013	$11.21	$13.07	82,513
01/01/2014 to 12/31/2014	$13.07	$11.91	33,812
01/01/2015 to 12/31/2015	$11.91	$11.72	9,535
01/01/2016 to 12/31/2016	$11.72	$11.52	8,298
AST Investment Grade Bond Portfolio
06/30/2008 to 12/31/2008	$10.01	$10.90	0
01/01/2009 to 12/31/2009	$10.90	$11.85	0
01/01/2010 to 12/31/2010	$11.85	$12.82	0
01/01/2011 to 12/31/2011	$12.82	$14.08	0
01/01/2012 to 12/31/2012	$14.08	$15.04	0
01/01/2013 to 12/31/2013	$15.04	$14.22	0
01/01/2014 to 12/31/2014	$14.22	$14.82	0
01/01/2015 to 12/31/2015	$14.82	$14.64	0
01/01/2016 to 12/31/2016	$14.64	$14.90	0
AST J.P. Morgan International Equity Portfolio
06/30/2008 to 12/31/2008	$12.06	$7.77	25,699
01/01/2009 to 12/31/2009	$7.77	$10.31	60,112
01/01/2010 to 12/31/2010	$10.31	$10.79	47,801
01/01/2011 to 12/31/2011	$10.79	$9.57	37,010
01/01/2012 to 12/31/2012	$9.57	$11.39	37,421
01/01/2013 to 12/31/2013	$11.39	$12.83	11,747
01/01/2014 to 12/31/2014	$12.83	$11.73	6,209
01/01/2015 to 12/31/2015	$11.73	$11.14	12,063
01/01/2016 to 12/31/2016	$11.14	$11.09	567
AST Loomis Sayles Large-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$10.94	$7.01	731,541
01/01/2009 to 12/31/2009	$7.01	$8.88	718,290
01/01/2010 to 12/31/2010	$8.88	$10.39	655,807
01/01/2011 to 12/31/2011	$10.39	$10.05	540,071
01/01/2012 to 12/31/2012	$10.05	$11.02	509,444
01/01/2013 to 12/31/2013	$11.02	$14.70	175,305
01/01/2014 to 12/31/2014	$14.70	$15.87	78,691
01/01/2015 to 12/31/2015	$15.87	$17.06	23,151
01/01/2016 to 12/31/2016	$17.06	$17.59	25,050
AST Lord Abbett Core Fixed Income Portfolio
06/30/2008 to 12/31/2008	$10.72	$8.23	100,064
01/01/2009 to 12/31/2009	$8.23	$10.82	108,323
01/01/2010 to 12/31/2010	$10.82	$11.98	81,584
01/01/2011 to 12/31/2011	$11.98	$12.89	69,208
01/01/2012 to 12/31/2012	$12.89	$13.34	68,050
01/01/2013 to 12/31/2013	$13.34	$12.76	24,081
01/01/2014 to 12/31/2014	$12.76	$13.26	5,710
01/01/2015 to 12/31/2015	$13.26	$12.87	4,622
01/01/2016 to 12/31/2016	$12.87	$12.90	3,798

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Growth Portfolio
06/30/2008 to 12/31/2008	$11.88	$8.01	80,355
01/01/2009 to 12/31/2009	$8.01	$9.72	92,638
01/01/2010 to 12/31/2010	$9.72	$10.70	86,969
01/01/2011 to 12/31/2011	$10.70	$10.39	111,179
01/01/2012 to 12/31/2012	$10.39	$11.88	162,103
01/01/2013 to 12/31/2013	$11.88	$15.86	78,589
01/01/2014 to 12/31/2014	$15.86	$16.84	51,186
01/01/2015 to 12/31/2015	$16.84	$17.63	23,144
01/01/2016 to 12/31/2016	$17.63	$17.54	13,155
AST Neuberger Berman Mid-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$13.10	$8.31	6,554
01/01/2009 to 12/31/2009	$8.31	$10.53	5,504
01/01/2010 to 12/31/2010	$10.53	$13.23	5,881
01/01/2011 to 12/31/2011	$13.23	$13.14	3,809
01/01/2012 to 12/31/2012	$13.14	$14.42	13,732
01/01/2013 to 12/31/2013	$14.42	$18.67	10,434
01/01/2014 to 12/31/2014	$18.67	$19.68	9,176
01/01/2015 to 10/16/2015	$19.68	$20.07	0
AST Neuberger Berman Small-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$10.90	$7.02	3,031
01/01/2009 to 12/31/2009	$7.02	$8.40	3,187
01/01/2010 to 12/31/2010	$8.40	$9.86	2,350
01/01/2011 to 04/29/2011	$9.86	$11.03	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
06/30/2008 to 12/31/2008	$10.85	$6.65	99,662
01/01/2009 to 12/31/2009	$6.65	$9.13	101,178
01/01/2010 to 12/31/2010	$9.13	$11.00	113,459
01/01/2011 to 12/31/2011	$11.00	$10.48	78,585
01/01/2012 to 12/31/2012	$10.48	$11.98	79,911
01/01/2013 to 12/31/2013	$11.98	$16.62	22,418
01/01/2014 to 12/31/2014	$16.62	$18.54	14,761
01/01/2015 to 12/31/2015	$18.54	$17.08	3,350
01/01/2016 to 12/31/2016	$17.08	$19.73	2,996
AST Preservation Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.64	$8.83	1,873,756
01/01/2009 to 12/31/2009	$8.83	$10.35	1,676,258
01/01/2010 to 12/31/2010	$10.35	$11.17	1,322,949
01/01/2011 to 12/31/2011	$11.17	$11.02	1,558,108
01/01/2012 to 12/31/2012	$11.02	$11.88	1,408,706
01/01/2013 to 12/31/2013	$11.88	$12.66	907,739
01/01/2014 to 12/31/2014	$12.66	$13.08	635,823
01/01/2015 to 12/31/2015	$13.08	$12.79	411,128
01/01/2016 to 12/31/2016	$12.79	$13.18	343,713
AST Small-Cap Growth Opportunities Portfolio
06/30/2008 to 12/31/2008	$10.70	$7.12	154,292
01/01/2009 to 12/31/2009	$7.12	$9.22	197,564
01/01/2010 to 12/31/2010	$9.22	$11.94	163,532
01/01/2011 to 12/31/2011	$11.94	$10.13	139,273
01/01/2012 to 12/31/2012	$10.13	$11.88	141,403
01/01/2013 to 12/31/2013	$11.88	$16.33	57,536
01/01/2014 to 12/31/2014	$16.33	$16.74	31,781
01/01/2015 to 12/31/2015	$16.74	$16.56	8,640
01/01/2016 to 12/31/2016	$16.56	$17.42	10,976

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Small-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$11.19	$7.57	46,585
01/01/2009 to 12/31/2009	$7.57	$9.90	53,476
01/01/2010 to 12/31/2010	$9.90	$13.19	74,209
01/01/2011 to 12/31/2011	$13.19	$12.75	34,677
01/01/2012 to 12/31/2012	$12.75	$13.97	27,900
01/01/2013 to 12/31/2013	$13.97	$18.44	34,557
01/01/2014 to 12/31/2014	$18.44	$18.70	19,151
01/01/2015 to 12/31/2015	$18.70	$18.40	8,846
01/01/2016 to 12/31/2016	$18.40	$20.14	4,451
AST Small-Cap Value Portfolio
06/30/2008 to 12/31/2008	$10.41	$7.85	198,079
01/01/2009 to 12/31/2009	$7.85	$9.73	220,227
01/01/2010 to 12/31/2010	$9.73	$11.97	205,882
01/01/2011 to 12/31/2011	$11.97	$10.99	170,842
01/01/2012 to 12/31/2012	$10.99	$12.69	158,555
01/01/2013 to 12/31/2013	$12.69	$17.02	65,430
01/01/2014 to 12/31/2014	$17.02	$17.50	46,586
01/01/2015 to 12/31/2015	$17.50	$16.35	13,025
01/01/2016 to 12/31/2016	$16.35	$20.63	8,244
AST T. Rowe Price Equity Income Portfolio
06/30/2008 to 12/31/2008	$9.33	$6.49	263,166
01/01/2009 to 12/31/2009	$6.49	$7.85	240,344
01/01/2010 to 12/31/2010	$7.85	$8.68	223,493
01/01/2011 to 12/31/2011	$8.68	$8.33	168,201
01/01/2012 to 12/31/2012	$8.33	$9.54	206,439
01/01/2013 to 12/31/2013	$9.54	$12.08	178,156
01/01/2014 to 12/31/2014	$12.08	$12.68	75,412
01/01/2015 to 10/16/2015	$12.68	$11.69	0
AST T. Rowe Price Large-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$11.78	$7.62	291,048
01/01/2009 to 12/31/2009	$7.62	$11.42	308,179
01/01/2010 to 12/31/2010	$11.42	$12.91	288,916
01/01/2011 to 12/31/2011	$12.91	$12.40	221,048
01/01/2012 to 12/31/2012	$12.40	$14.23	195,144
01/01/2013 to 12/31/2013	$14.23	$20.02	179,710
01/01/2014 to 12/31/2014	$20.02	$21.18	77,982
01/01/2015 to 12/31/2015	$21.18	$22.66	34,686
01/01/2016 to 12/31/2016	$22.66	$22.73	16,424
AST Templeton Global Bond Portfolio
06/30/2008 to 12/31/2008	$10.57	$9.94	88,108
01/01/2009 to 12/31/2009	$9.94	$10.89	120,389
01/01/2010 to 12/31/2010	$10.89	$11.24	105,948
01/01/2011 to 12/31/2011	$11.24	$11.43	84,604
01/01/2012 to 12/31/2012	$11.43	$11.74	89,486
01/01/2013 to 12/31/2013	$11.74	$11.04	4,955
01/01/2014 to 12/31/2014	$11.04	$10.84	3,898
01/01/2015 to 12/31/2015	$10.84	$10.09	1,830
01/01/2016 to 12/31/2016	$10.09	$10.29	1,789

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$10.69	$7.66	24,873
01/01/2009 to 12/31/2009	$7.66	$8.84	68,646
01/01/2010 to 12/31/2010	$8.84	$9.71	68,766
01/01/2011 to 12/31/2011	$9.71	$9.44	57,567
01/01/2012 to 12/31/2012	$9.44	$10.45	66,361
01/01/2013 to 12/31/2013	$10.45	$13.74	39,489
01/01/2014 to 12/31/2014	$13.74	$13.62	17,120
01/01/2015 to 12/31/2015	$13.62	$12.50	9,152
01/01/2016 to 12/31/2016	$12.50	$12.95	8,609
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
06/30/2008 to 12/31/2008	$10.65	$6.96	30,027
01/01/2009 to 12/31/2009	$6.96	$9.44	8,975
01/01/2010 to 12/31/2010	$9.44	$11.39	27,296
01/01/2011 to 12/31/2011	$11.39	$10.74	31,753
01/01/2012 to 12/31/2012	$10.74	$12.42	47,715
01/01/2013 to 12/31/2013	$12.42	$16.06	45,268
01/01/2014 to 12/31/2014	$16.06	$18.03	25,824
01/01/2015 to 12/31/2015	$18.03	$16.44	1,957
01/01/2016 to 12/31/2016	$16.44	$18.30	1,588
AST Western Asset Core Plus Bond Portfolio
06/30/2008 to 12/31/2008	$10.02	$9.23	100,964
01/01/2009 to 12/31/2009	$9.23	$10.06	142,410
01/01/2010 to 12/31/2010	$10.06	$10.59	134,991
01/01/2011 to 12/31/2011	$10.59	$10.96	101,814
01/01/2012 to 12/31/2012	$10.96	$11.55	106,538
01/01/2013 to 12/31/2013	$11.55	$11.11	106,173
01/01/2014 to 12/31/2014	$11.11	$11.63	145,274
01/01/2015 to 12/31/2015	$11.63	$11.49	96,684
01/01/2016 to 12/31/2016	$11.49	$11.80	54,185
Evergreen VA International Equity Fund
06/30/2008 to 12/31/2008	$12.97	$8.44	38
01/01/2009 to 12/31/2009	$8.44	$9.56	1,320
01/01/2010 to 07/16/2010	$9.56	$9.04	0
Evergreen VA Omega Fund
06/30/2008 to 12/31/2008	$10.76	$8.49	1,419
01/01/2009 to 12/31/2009	$8.49	$11.94	4,591
01/01/2010 to 07/16/2010	$11.94	$11.11	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$9.05	$10.91	439
01/01/2011 to 12/31/2011	$10.91	$9.29	0
01/01/2012 to 12/31/2012	$9.29	$10.31	0
01/01/2013 to 12/31/2013	$10.31	$12.08	0
01/01/2014 to 12/31/2014	$12.08	$11.17	0
01/01/2015 to 12/31/2015	$11.17	$11.16	0
01/01/2016 to 12/31/2016	$11.16	$11.25	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.11	$13.96	2,254
01/01/2011 to 12/31/2011	$13.96	$12.91	1,404
01/01/2012 to 12/31/2012	$12.91	$15.22	1,044
01/01/2013 to 12/31/2013	$15.22	$20.84	331
01/01/2014 to 12/31/2014	$20.84	$21.18	378
01/01/2015 to 12/31/2015	$21.18	$21.02	224
01/01/2016 to 12/31/2016	$21.02	$20.68	112
*Denotes the start date of these sub-accounts

Optimum XTRA
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Spousal Lifetime Five (2.50%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.52	$7.72	9,794,274
01/01/2009 to 12/31/2009	$7.72	$9.36	9,176,774
01/01/2010 to 12/31/2010	$9.36	$10.22	9,120,739
01/01/2011 to 12/31/2011	$10.22	$9.70	8,340,337
01/01/2012 to 12/31/2012	$9.70	$10.64	7,854,561
01/01/2013 to 12/31/2013	$10.64	$11.41	6,845,548
01/01/2014 to 12/31/2014	$11.41	$11.55	6,075,373
01/01/2015 to 12/31/2015	$11.55	$10.90	4,857,888
01/01/2016 to 12/31/2016	$10.90	$11.30	3,297,580
AST American Century Income & Growth Portfolio
06/30/2008 to 12/31/2008	$11.53	$8.44	13,191
01/01/2009 to 12/31/2009	$8.44	$9.69	46,726
01/01/2010 to 12/31/2010	$9.69	$10.76	84,696
01/01/2011 to 12/31/2011	$10.76	$10.87	74,554
01/01/2012 to 05/04/2012	$10.87	$11.77	0
AST Balanced Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.57	$7.98	4,321,571
01/01/2009 to 12/31/2009	$7.98	$9.60	4,400,120
01/01/2010 to 12/31/2010	$9.60	$10.51	4,724,825
01/01/2011 to 12/31/2011	$10.51	$10.12	4,223,929
01/01/2012 to 12/31/2012	$10.12	$11.10	4,042,723
01/01/2013 to 12/31/2013	$11.10	$12.74	4,062,273
01/01/2014 to 12/31/2014	$12.74	$13.23	3,984,593
01/01/2015 to 12/31/2015	$13.23	$12.96	3,491,769
01/01/2016 to 12/31/2016	$12.96	$13.43	3,107,463
AST BlackRock Low Duration Bond Portfolio
06/30/2008 to 12/31/2008	$10.53	$10.25	925,839
01/01/2009 to 12/31/2009	$10.25	$11.02	933,753
01/01/2010 to 12/31/2010	$11.02	$11.16	827,745
01/01/2011 to 12/31/2011	$11.16	$11.13	670,827
01/01/2012 to 12/31/2012	$11.13	$11.36	603,657
01/01/2013 to 12/31/2013	$11.36	$10.84	605,138
01/01/2014 to 12/31/2014	$10.84	$10.55	503,829
01/01/2015 to 12/31/2015	$10.55	$10.34	341,455
01/01/2016 to 12/31/2016	$10.34	$10.25	285,098
AST BlackRock/Loomis Sayles Bond Portfolio
06/30/2008 to 12/31/2008	$11.01	$10.49	1,079,087
01/01/2009 to 12/31/2009	$10.49	$11.92	1,076,268
01/01/2010 to 12/31/2010	$11.92	$12.52	1,380,066
01/01/2011 to 12/31/2011	$12.52	$12.60	915,620
01/01/2012 to 12/31/2012	$12.60	$13.43	1,036,977
01/01/2013 to 12/31/2013	$13.43	$12.85	923,481
01/01/2014 to 12/31/2014	$12.85	$13.06	633,059
01/01/2015 to 12/31/2015	$13.06	$12.46	488,166
01/01/2016 to 12/31/2016	$12.46	$12.67	379,885

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2015
06/30/2008 to 12/31/2008	$9.66	$11.22	656,950
01/01/2009 to 12/31/2009	$11.22	$10.90	730,606
01/01/2010 to 12/31/2010	$10.90	$11.63	523,261
01/01/2011 to 12/31/2011	$11.63	$12.06	473,027
01/01/2012 to 12/31/2012	$12.06	$12.11	273,008
01/01/2013 to 12/31/2013	$12.11	$11.77	190,138
01/01/2014 to 12/31/2014	$11.77	$11.47	133,719
01/01/2015 to 12/31/2015	$11.47	$11.14	0
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$10.00	$9.31	93,200
01/01/2010 to 12/31/2010	$9.31	$10.04	113,300
01/01/2011 to 12/31/2011	$10.04	$10.73	207,529
01/01/2012 to 12/31/2012	$10.73	$10.90	84,845
01/01/2013 to 12/31/2013	$10.90	$10.55	7,926
01/01/2014 to 12/31/2014	$10.55	$10.34	5,782
01/01/2015 to 12/31/2015	$10.34	$10.06	112,334
01/01/2016 to 12/31/2016	$10.06	$9.85	0
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$10.00	$10.69	409,544
01/01/2011 to 12/31/2011	$10.69	$11.61	1,362,227
01/01/2012 to 12/31/2012	$11.61	$11.90	1,076,135
01/01/2013 to 12/31/2013	$11.90	$11.36	517,797
01/01/2014 to 12/31/2014	$11.36	$11.23	301,352
01/01/2015 to 12/31/2015	$11.23	$10.97	323,576
01/01/2016 to 12/31/2016	$10.97	$10.82	379,468
AST Bond Portfolio 2018
06/30/2008 to 12/31/2008	$9.63	$11.96	616,319
01/01/2009 to 12/31/2009	$11.96	$10.95	702,534
01/01/2010 to 12/31/2010	$10.95	$11.87	463,157
01/01/2011 to 12/31/2011	$11.87	$13.15	1,874,973
01/01/2012 to 12/31/2012	$13.15	$13.55	1,622,917
01/01/2013 to 12/31/2013	$13.55	$12.80	671,718
01/01/2014 to 12/31/2014	$12.80	$12.81	406,548
01/01/2015 to 12/31/2015	$12.81	$12.59	380,943
01/01/2016 to 12/31/2016	$12.59	$12.47	264,011
AST Bond Portfolio 2019
06/30/2008 to 12/31/2008	$9.65	$12.02	407,383
01/01/2009 to 12/31/2009	$12.02	$10.82	397,542
01/01/2010 to 12/31/2010	$10.82	$11.75	376,845
01/01/2011 to 12/31/2011	$11.75	$13.28	299,580
01/01/2012 to 12/31/2012	$13.28	$13.71	475,183
01/01/2013 to 12/31/2013	$13.71	$12.72	406,952
01/01/2014 to 12/31/2014	$12.72	$12.93	315,676
01/01/2015 to 12/31/2015	$12.93	$12.74	287,286
01/01/2016 to 12/31/2016	$12.74	$12.61	240,686
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$10.00	$8.73	26,973
01/01/2010 to 12/31/2010	$8.73	$9.52	158,180
01/01/2011 to 12/31/2011	$9.52	$11.01	30,219
01/01/2012 to 12/31/2012	$11.01	$11.41	7,531
01/01/2013 to 12/31/2013	$11.41	$10.40	429,048
01/01/2014 to 12/31/2014	$10.40	$10.77	471,947
01/01/2015 to 12/31/2015	$10.77	$10.66	447,499
01/01/2016 to 12/31/2016	$10.66	$10.60	382,197

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$10.00	$10.93	234,930
01/01/2011 to 12/31/2011	$10.93	$12.82	1,098,426
01/01/2012 to 12/31/2012	$12.82	$13.35	611,783
01/01/2013 to 12/31/2013	$13.35	$12.10	189,608
01/01/2014 to 12/31/2014	$12.10	$12.71	694,421
01/01/2015 to 12/31/2015	$12.71	$12.61	820,264
01/01/2016 to 12/31/2016	$12.61	$12.55	683,270
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$10.00	$11.94	643,997
01/01/2012 to 12/31/2012	$11.94	$12.32	881,024
01/01/2013 to 12/31/2013	$12.32	$10.84	241,518
01/01/2014 to 12/31/2014	$10.84	$11.66	78,185
01/01/2015 to 12/31/2015	$11.66	$11.61	474,504
01/01/2016 to 12/31/2016	$11.61	$11.53	603,871
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$10.00	$10.32	299,031
01/01/2013 to 12/31/2013	$10.32	$9.04	930,232
01/01/2014 to 12/31/2014	$9.04	$9.93	336,533
01/01/2015 to 12/31/2015	$9.93	$9.94	63,712
01/01/2016 to 12/31/2016	$9.94	$9.88	130,843
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$10.00	$8.69	342,440
01/01/2014 to 12/31/2014	$8.69	$9.71	285,326
01/01/2015 to 12/31/2015	$9.71	$9.73	35,102
01/01/2016 to 12/31/2016	$9.73	$9.67	7,225
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$10.00	$11.22	261,879
01/01/2015 to 12/31/2015	$11.22	$11.16	911,980
01/01/2016 to 12/31/2016	$11.16	$11.15	109,043
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$10.00	$9.87	117,325
01/01/2016 to 12/31/2016	$9.87	$9.82	340,391
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$10.00	$9.81	573,657
AST Capital Growth Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.58	$7.52	16,392,108
01/01/2009 to 12/31/2009	$7.52	$9.19	15,447,384
01/01/2010 to 12/31/2010	$9.19	$10.16	15,150,836
01/01/2011 to 12/31/2011	$10.16	$9.67	13,177,505
01/01/2012 to 12/31/2012	$9.67	$10.72	12,380,743
01/01/2013 to 12/31/2013	$10.72	$12.82	13,086,088
01/01/2014 to 12/31/2014	$12.82	$13.37	11,821,337
01/01/2015 to 12/31/2015	$13.37	$13.11	10,120,803
01/01/2016 to 12/31/2016	$13.11	$13.66	7,289,513
AST Cohen & Steers Realty Portfolio
06/30/2008 to 12/31/2008	$15.73	$10.38	35,655
01/01/2009 to 12/31/2009	$10.38	$13.36	36,560
01/01/2010 to 12/31/2010	$13.36	$16.76	147,356
01/01/2011 to 12/31/2011	$16.76	$17.42	77,620
01/01/2012 to 12/31/2012	$17.42	$19.59	65,451
01/01/2013 to 12/31/2013	$19.59	$19.70	40,140
01/01/2014 to 12/31/2014	$19.70	$25.14	39,700
01/01/2015 to 12/31/2015	$25.14	$25.70	24,216
01/01/2016 to 12/31/2016	$25.70	$26.26	17,311

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$11.31	$7.96	1,454,713
01/01/2009 to 12/31/2009	$7.96	$9.25	1,405,920
01/01/2010 to 12/31/2010	$9.25	$10.18	1,247,404
01/01/2011 to 12/31/2011	$10.18	$9.38	1,058,858
01/01/2012 to 12/31/2012	$9.38	$10.94	924,888
01/01/2013 to 12/31/2013	$10.94	$14.25	758,281
01/01/2014 to 12/31/2014	$14.25	$15.72	620,689
01/01/2015 to 12/31/2015	$15.72	$14.61	536,940
01/01/2016 to 12/31/2016	$14.61	$15.89	434,272
AST Goldman Sachs Mid-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$13.86	$8.47	183,064
01/01/2009 to 12/31/2009	$8.47	$12.97	150,660
01/01/2010 to 12/31/2010	$12.97	$15.15	182,054
01/01/2011 to 12/31/2011	$15.15	$14.34	122,494
01/01/2012 to 12/31/2012	$14.34	$16.72	103,332
01/01/2013 to 12/31/2013	$16.72	$21.55	85,780
01/01/2014 to 12/31/2014	$21.55	$23.43	76,240
01/01/2015 to 12/31/2015	$23.43	$21.55	61,270
01/01/2016 to 12/31/2016	$21.55	$21.35	51,692
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
06/30/2008 to 12/31/2008	$10.24	$10.22	1,415,779
01/01/2009 to 12/31/2009	$10.22	$9.99	1,054,612
01/01/2010 to 12/31/2010	$9.99	$9.74	306,725
01/01/2011 to 12/31/2011	$9.74	$9.50	349,258
01/01/2012 to 12/31/2012	$9.50	$9.26	230,945
01/01/2013 to 12/31/2013	$9.26	$9.03	205,641
01/01/2014 to 12/31/2014	$9.03	$8.81	452,177
01/01/2015 to 12/31/2015	$8.81	$8.59	84,307
01/01/2016 to 12/31/2016	$8.59	$8.37	29,775
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$10.99	$7.60	548,258
01/01/2009 to 12/31/2009	$7.60	$8.85	472,453
01/01/2010 to 12/31/2010	$8.85	$9.76	410,002
01/01/2011 to 12/31/2011	$9.76	$9.12	338,670
01/01/2012 to 12/31/2012	$9.12	$10.39	315,714
01/01/2013 to 12/31/2013	$10.39	$14.17	307,235
01/01/2014 to 12/31/2014	$14.17	$15.72	277,792
01/01/2015 to 12/31/2015	$15.72	$14.13	216,279
01/01/2016 to 12/31/2016	$14.13	$16.51	164,113
AST International Growth Portfolio
06/30/2008 to 12/31/2008	$16.14	$9.01	833,518
01/01/2009 to 12/31/2009	$9.01	$11.89	703,197
01/01/2010 to 12/31/2010	$11.89	$13.27	620,533
01/01/2011 to 12/31/2011	$13.27	$11.27	575,086
01/01/2012 to 12/31/2012	$11.27	$13.22	499,560
01/01/2013 to 12/31/2013	$13.22	$15.35	464,471
01/01/2014 to 12/31/2014	$15.35	$14.14	441,244
01/01/2015 to 12/31/2015	$14.14	$14.22	273,722
01/01/2016 to 12/31/2016	$14.22	$13.34	247,507

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST International Value Portfolio
06/30/2008 to 12/31/2008	$17.14	$10.98	182,276
01/01/2009 to 12/31/2009	$10.98	$13.97	149,754
01/01/2010 to 12/31/2010	$13.97	$15.13	125,806
01/01/2011 to 12/31/2011	$15.13	$12.90	105,132
01/01/2012 to 12/31/2012	$12.90	$14.67	105,231
01/01/2013 to 12/31/2013	$14.67	$17.09	101,303
01/01/2014 to 12/31/2014	$17.09	$15.55	92,555
01/01/2015 to 12/31/2015	$15.55	$15.28	95,136
01/01/2016 to 12/31/2016	$15.28	$14.99	75,255
AST Investment Grade Bond Portfolio
06/30/2008 to 12/31/2008	$10.01	$10.89	0
01/01/2009 to 12/31/2009	$10.89	$11.82	0
01/01/2010 to 12/31/2010	$11.82	$12.77	0
01/01/2011 to 12/31/2011	$12.77	$14.00	0
01/01/2012 to 12/31/2012	$14.00	$14.93	0
01/01/2013 to 12/31/2013	$14.93	$14.10	0
01/01/2014 to 12/31/2014	$14.10	$14.67	0
01/01/2015 to 12/31/2015	$14.67	$14.47	0
01/01/2016 to 12/31/2016	$14.47	$14.70	0
AST J.P. Morgan International Equity Portfolio
06/30/2008 to 12/31/2008	$15.14	$9.74	79,562
01/01/2009 to 12/31/2009	$9.74	$12.90	122,994
01/01/2010 to 12/31/2010	$12.90	$13.48	76,401
01/01/2011 to 12/31/2011	$13.48	$11.94	46,934
01/01/2012 to 12/31/2012	$11.94	$14.19	42,000
01/01/2013 to 12/31/2013	$14.19	$15.96	32,720
01/01/2014 to 12/31/2014	$15.96	$14.57	27,228
01/01/2015 to 12/31/2015	$14.57	$13.81	17,179
01/01/2016 to 12/31/2016	$13.81	$13.73	15,464
AST Loomis Sayles Large-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$12.15	$7.78	1,923,113
01/01/2009 to 12/31/2009	$7.78	$9.85	1,708,321
01/01/2010 to 12/31/2010	$9.85	$11.50	1,431,391
01/01/2011 to 12/31/2011	$11.50	$11.11	1,187,254
01/01/2012 to 12/31/2012	$11.11	$12.16	1,061,600
01/01/2013 to 12/31/2013	$12.16	$16.19	876,247
01/01/2014 to 12/31/2014	$16.19	$17.46	739,074
01/01/2015 to 12/31/2015	$17.46	$18.74	455,961
01/01/2016 to 12/31/2016	$18.74	$19.29	377,476
AST Lord Abbett Core Fixed Income Portfolio
06/30/2008 to 12/31/2008	$11.59	$8.89	353,757
01/01/2009 to 12/31/2009	$8.89	$11.67	366,511
01/01/2010 to 12/31/2010	$11.67	$12.91	283,670
01/01/2011 to 12/31/2011	$12.91	$13.86	228,888
01/01/2012 to 12/31/2012	$13.86	$14.32	234,277
01/01/2013 to 12/31/2013	$14.32	$13.68	182,664
01/01/2014 to 12/31/2014	$13.68	$14.19	141,559
01/01/2015 to 12/31/2015	$14.19	$13.76	106,032
01/01/2016 to 12/31/2016	$13.76	$13.76	89,900

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Growth Portfolio
06/30/2008 to 12/31/2008	$12.62	$8.50	146,312
01/01/2009 to 12/31/2009	$8.50	$10.30	156,138
01/01/2010 to 12/31/2010	$10.30	$11.33	151,020
01/01/2011 to 12/31/2011	$11.33	$10.98	104,267
01/01/2012 to 12/31/2012	$10.98	$12.54	118,503
01/01/2013 to 12/31/2013	$12.54	$16.71	94,277
01/01/2014 to 12/31/2014	$16.71	$17.71	72,758
01/01/2015 to 12/31/2015	$17.71	$18.51	48,136
01/01/2016 to 12/31/2016	$18.51	$18.40	39,046
AST Neuberger Berman Mid-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$14.99	$9.50	40,390
01/01/2009 to 12/31/2009	$9.50	$12.03	39,719
01/01/2010 to 12/31/2010	$12.03	$15.09	64,701
01/01/2011 to 12/31/2011	$15.09	$14.96	48,470
01/01/2012 to 12/31/2012	$14.96	$16.39	44,817
01/01/2013 to 12/31/2013	$16.39	$21.20	28,048
01/01/2014 to 12/31/2014	$21.20	$22.31	22,792
01/01/2015 to 10/16/2015	$22.31	$22.72	0
AST Neuberger Berman Small-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$11.44	$7.35	9,096
01/01/2009 to 12/31/2009	$7.35	$8.79	7,049
01/01/2010 to 12/31/2010	$8.79	$10.30	10,882
01/01/2011 to 04/29/2011	$10.30	$11.52	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
06/30/2008 to 12/31/2008	$14.16	$8.67	309,446
01/01/2009 to 12/31/2009	$8.67	$11.89	263,430
01/01/2010 to 12/31/2010	$11.89	$14.31	277,336
01/01/2011 to 12/31/2011	$14.31	$13.60	200,064
01/01/2012 to 12/31/2012	$13.60	$15.53	172,471
01/01/2013 to 12/31/2013	$15.53	$21.51	129,123
01/01/2014 to 12/31/2014	$21.51	$23.96	107,082
01/01/2015 to 12/31/2015	$23.96	$22.04	60,441
01/01/2016 to 12/31/2016	$22.04	$25.41	49,289
AST Preservation Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.60	$8.79	4,342,819
01/01/2009 to 12/31/2009	$8.79	$10.28	5,422,757
01/01/2010 to 12/31/2010	$10.28	$11.08	5,386,866
01/01/2011 to 12/31/2011	$11.08	$10.92	5,146,697
01/01/2012 to 12/31/2012	$10.92	$11.75	4,956,059
01/01/2013 to 12/31/2013	$11.75	$12.51	3,875,385
01/01/2014 to 12/31/2014	$12.51	$12.90	3,449,605
01/01/2015 to 12/31/2015	$12.90	$12.60	2,927,412
01/01/2016 to 12/31/2016	$12.60	$12.96	2,141,943
AST Small-Cap Growth Opportunities Portfolio
06/30/2008 to 12/31/2008	$13.20	$8.77	349,875
01/01/2009 to 12/31/2009	$8.77	$11.35	309,404
01/01/2010 to 12/31/2010	$11.35	$14.67	247,426
01/01/2011 to 12/31/2011	$14.67	$12.43	239,050
01/01/2012 to 12/31/2012	$12.43	$14.55	204,434
01/01/2013 to 12/31/2013	$14.55	$19.97	164,672
01/01/2014 to 12/31/2014	$19.97	$20.43	145,744
01/01/2015 to 12/31/2015	$20.43	$20.19	89,487
01/01/2016 to 12/31/2016	$20.19	$21.20	73,224

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Small-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$9.92	$6.71	110,050
01/01/2009 to 12/31/2009	$6.71	$8.76	102,751
01/01/2010 to 12/31/2010	$8.76	$11.65	106,941
01/01/2011 to 12/31/2011	$11.65	$11.25	86,129
01/01/2012 to 12/31/2012	$11.25	$12.30	82,482
01/01/2013 to 12/31/2013	$12.30	$16.21	71,600
01/01/2014 to 12/31/2014	$16.21	$16.41	62,681
01/01/2015 to 12/31/2015	$16.41	$16.12	51,467
01/01/2016 to 12/31/2016	$16.12	$17.62	37,983
AST Small-Cap Value Portfolio
06/30/2008 to 12/31/2008	$12.33	$9.29	476,508
01/01/2009 to 12/31/2009	$9.29	$11.51	430,710
01/01/2010 to 12/31/2010	$11.51	$14.14	403,813
01/01/2011 to 12/31/2011	$14.14	$12.96	319,318
01/01/2012 to 12/31/2012	$12.96	$14.93	278,068
01/01/2013 to 12/31/2013	$14.93	$20.00	220,333
01/01/2014 to 12/31/2014	$20.00	$20.53	189,518
01/01/2015 to 12/31/2015	$20.53	$19.15	129,234
01/01/2016 to 12/31/2016	$19.15	$24.13	100,128
AST T. Rowe Price Equity Income Portfolio
06/30/2008 to 12/31/2008	$11.07	$7.69	498,738
01/01/2009 to 12/31/2009	$7.69	$9.29	395,365
01/01/2010 to 12/31/2010	$9.29	$10.25	326,522
01/01/2011 to 12/31/2011	$10.25	$9.83	255,868
01/01/2012 to 12/31/2012	$9.83	$11.24	257,924
01/01/2013 to 12/31/2013	$11.24	$14.21	239,975
01/01/2014 to 12/31/2014	$14.21	$14.89	225,547
01/01/2015 to 10/16/2015	$14.89	$13.71	0
AST T. Rowe Price Large-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$11.68	$7.56	518,624
01/01/2009 to 12/31/2009	$7.56	$11.30	474,948
01/01/2010 to 12/31/2010	$11.30	$12.76	399,298
01/01/2011 to 12/31/2011	$12.76	$12.23	296,030
01/01/2012 to 12/31/2012	$12.23	$14.02	250,348
01/01/2013 to 12/31/2013	$14.02	$19.69	242,400
01/01/2014 to 12/31/2014	$19.69	$20.80	219,824
01/01/2015 to 12/31/2015	$20.80	$22.22	171,953
01/01/2016 to 12/31/2016	$22.22	$22.25	129,744
AST Templeton Global Bond Portfolio
06/30/2008 to 12/31/2008	$11.42	$10.74	267,335
01/01/2009 to 12/31/2009	$10.74	$11.74	308,610
01/01/2010 to 12/31/2010	$11.74	$12.10	283,695
01/01/2011 to 12/31/2011	$12.10	$12.28	212,551
01/01/2012 to 12/31/2012	$12.28	$12.60	202,920
01/01/2013 to 12/31/2013	$12.60	$11.83	216,338
01/01/2014 to 12/31/2014	$11.83	$11.60	201,603
01/01/2015 to 12/31/2015	$11.60	$10.78	105,883
01/01/2016 to 12/31/2016	$10.78	$10.97	95,592

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$13.06	$9.35	36,417
01/01/2009 to 12/31/2009	$9.35	$10.78	41,463
01/01/2010 to 12/31/2010	$10.78	$11.82	59,090
01/01/2011 to 12/31/2011	$11.82	$11.47	41,624
01/01/2012 to 12/31/2012	$11.47	$12.68	43,114
01/01/2013 to 12/31/2013	$12.68	$16.64	23,319
01/01/2014 to 12/31/2014	$16.64	$16.48	18,722
01/01/2015 to 12/31/2015	$16.48	$15.09	17,049
01/01/2016 to 12/31/2016	$15.09	$15.62	15,798
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
06/30/2008 to 12/31/2008	$12.84	$8.38	34,218
01/01/2009 to 12/31/2009	$8.38	$11.35	33,244
01/01/2010 to 12/31/2010	$11.35	$13.67	61,093
01/01/2011 to 12/31/2011	$13.67	$12.87	43,836
01/01/2012 to 12/31/2012	$12.87	$14.86	41,702
01/01/2013 to 12/31/2013	$14.86	$19.19	28,902
01/01/2014 to 12/31/2014	$19.19	$21.51	24,678
01/01/2015 to 12/31/2015	$21.51	$19.58	17,690
01/01/2016 to 12/31/2016	$19.58	$21.77	14,363
AST Western Asset Core Plus Bond Portfolio
06/30/2008 to 12/31/2008	$10.01	$9.21	293,361
01/01/2009 to 12/31/2009	$9.21	$10.03	318,217
01/01/2010 to 12/31/2010	$10.03	$10.54	312,892
01/01/2011 to 12/31/2011	$10.54	$10.90	279,482
01/01/2012 to 12/31/2012	$10.90	$11.46	277,219
01/01/2013 to 12/31/2013	$11.46	$11.00	265,521
01/01/2014 to 12/31/2014	$11.00	$11.50	244,009
01/01/2015 to 12/31/2015	$11.50	$11.35	201,019
01/01/2016 to 12/31/2016	$11.35	$11.64	183,339
Evergreen VA International Equity Fund
06/30/2008 to 12/31/2008	$16.51	$10.74	4,960
01/01/2009 to 12/31/2009	$10.74	$12.14	4,499
01/01/2010 to 07/16/2010	$12.14	$11.47	0
Evergreen VA Omega Fund
06/30/2008 to 12/31/2008	$11.23	$8.85	1,407
01/01/2009 to 12/31/2009	$8.85	$12.43	5,090
01/01/2010 to 07/16/2010	$12.43	$11.55	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.49	$13.84	3,301
01/01/2011 to 12/31/2011	$13.84	$11.77	2,313
01/01/2012 to 12/31/2012	$11.77	$13.04	1,842
01/01/2013 to 12/31/2013	$13.04	$15.25	740
01/01/2014 to 12/31/2014	$15.25	$14.08	595
01/01/2015 to 12/31/2015	$14.08	$14.04	528
01/01/2016 to 12/31/2016	$14.04	$14.14	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.55	$14.51	15,512
01/01/2011 to 12/31/2011	$14.51	$13.39	12,341
01/01/2012 to 12/31/2012	$13.39	$15.77	14,988
01/01/2013 to 12/31/2013	$15.77	$21.56	13,040
01/01/2014 to 12/31/2014	$21.56	$21.88	12,907
01/01/2015 to 12/31/2015	$21.88	$21.68	2,014
01/01/2016 to 12/31/2016	$21.68	$21.30	1,763
*Denotes the start date of these sub-accounts

Optimum XTRA
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With GMWB and HDV or HD GRO, GRO Plus 2008 and Combo 5% Roll-UP/HAV or Lifetime Five and EBP II or Lifetime Five and HAV or Highest Daily LT5 and EBP II or Highest Daily LT5 and HAV or HD GRO, GRO Plus 2008, EBPII and HAV OR HD GRO 60 bps and HAV OR GRO Plus 2008 60 bps and HAV (2.60%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.50	$7.70	65,805
01/01/2009 to 12/31/2009	$7.70	$9.32	68,058
01/01/2010 to 12/31/2010	$9.32	$10.16	52,394
01/01/2011 to 12/31/2011	$10.16	$9.64	46,603
01/01/2012 to 12/31/2012	$9.64	$10.57	45,787
01/01/2013 to 12/31/2013	$10.57	$11.32	32,719
01/01/2014 to 12/31/2014	$11.32	$11.44	31,309
01/01/2015 to 12/31/2015	$11.44	$10.79	23,441
01/01/2016 to 12/31/2016	$10.79	$11.17	21,243
AST American Century Income & Growth Portfolio
06/30/2008 to 12/31/2008	$9.86	$7.21	0
01/01/2009 to 12/31/2009	$7.21	$8.28	13,356
01/01/2010 to 12/31/2010	$8.28	$9.18	12,246
01/01/2011 to 12/31/2011	$9.18	$9.26	10,136
01/01/2012 to 05/04/2012	$9.26	$10.03	0
AST Balanced Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.55	$7.96	157,625
01/01/2009 to 12/31/2009	$7.96	$9.56	148,734
01/01/2010 to 12/31/2010	$9.56	$10.46	111,834
01/01/2011 to 12/31/2011	$10.46	$10.06	100,473
01/01/2012 to 12/31/2012	$10.06	$11.02	100,679
01/01/2013 to 12/31/2013	$11.02	$12.63	94,962
01/01/2014 to 12/31/2014	$12.63	$13.10	91,039
01/01/2015 to 12/31/2015	$13.10	$12.82	77,535
01/01/2016 to 12/31/2016	$12.82	$13.28	69,862
AST BlackRock Low Duration Bond Portfolio
06/30/2008 to 12/31/2008	$10.62	$10.34	49,868
01/01/2009 to 12/31/2009	$10.34	$11.10	167,258
01/01/2010 to 12/31/2010	$11.10	$11.23	1,664
01/01/2011 to 12/31/2011	$11.23	$11.18	1,658
01/01/2012 to 12/31/2012	$11.18	$11.40	1,577
01/01/2013 to 12/31/2013	$11.40	$10.87	630
01/01/2014 to 12/31/2014	$10.87	$10.57	657
01/01/2015 to 12/31/2015	$10.57	$10.35	241
01/01/2016 to 12/31/2016	$10.35	$10.24	233
AST BlackRock/Loomis Sayles Bond Portfolio
06/30/2008 to 12/31/2008	$10.73	$10.22	46,623
01/01/2009 to 12/31/2009	$10.22	$11.60	37,289
01/01/2010 to 12/31/2010	$11.60	$12.17	25,667
01/01/2011 to 12/31/2011	$12.17	$12.23	23,137
01/01/2012 to 12/31/2012	$12.23	$13.02	24,638
01/01/2013 to 12/31/2013	$13.02	$12.45	16,372
01/01/2014 to 12/31/2014	$12.45	$12.64	23,622
01/01/2015 to 12/31/2015	$12.64	$12.05	16,295
01/01/2016 to 12/31/2016	$12.05	$12.23	3,603

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2015
06/30/2008 to 12/31/2008	$10.04	$11.65	206,480
01/01/2009 to 12/31/2009	$11.65	$11.31	215,216
01/01/2010 to 12/31/2010	$11.31	$12.05	137,467
01/01/2011 to 12/31/2011	$12.05	$12.48	132,243
01/01/2012 to 12/31/2012	$12.48	$12.53	126,225
01/01/2013 to 12/31/2013	$12.53	$12.16	105,845
01/01/2014 to 12/31/2014	$12.16	$11.83	83,362
01/01/2015 to 12/31/2015	$11.83	$11.49	0
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$10.00	$9.30	53,486
01/01/2010 to 12/31/2010	$9.30	$10.02	42,201
01/01/2011 to 12/31/2011	$10.02	$10.70	57,568
01/01/2012 to 12/31/2012	$10.70	$10.85	7,971
01/01/2013 to 12/31/2013	$10.85	$10.50	5,389
01/01/2014 to 12/31/2014	$10.50	$10.27	5,557
01/01/2015 to 12/31/2015	$10.27	$9.98	100,476
01/01/2016 to 12/31/2016	$9.98	$9.77	0
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$10.00	$10.68	108,840
01/01/2011 to 12/31/2011	$10.68	$11.58	78,548
01/01/2012 to 12/31/2012	$11.58	$11.86	38,997
01/01/2013 to 12/31/2013	$11.86	$11.31	8,561
01/01/2014 to 12/31/2014	$11.31	$11.18	6,547
01/01/2015 to 12/31/2015	$11.18	$10.90	8,716
01/01/2016 to 12/31/2016	$10.90	$10.75	96,493
AST Bond Portfolio 2018
06/30/2008 to 12/31/2008	$10.06	$12.48	39,538
01/01/2009 to 12/31/2009	$12.48	$11.42	90,467
01/01/2010 to 12/31/2010	$11.42	$12.36	66,204
01/01/2011 to 12/31/2011	$12.36	$13.68	30,954
01/01/2012 to 12/31/2012	$13.68	$14.08	11,776
01/01/2013 to 12/31/2013	$14.08	$13.29	2,376
01/01/2014 to 12/31/2014	$13.29	$13.29	2,371
01/01/2015 to 12/31/2015	$13.29	$13.04	2,366
01/01/2016 to 12/31/2016	$13.04	$12.91	2,362
AST Bond Portfolio 2019
06/30/2008 to 12/31/2008	$10.08	$12.55	5,428
01/01/2009 to 12/31/2009	$12.55	$11.28	29,487
01/01/2010 to 12/31/2010	$11.28	$12.23	13,077
01/01/2011 to 12/31/2011	$12.23	$13.82	8,076
01/01/2012 to 12/31/2012	$13.82	$14.25	51,974
01/01/2013 to 12/31/2013	$14.25	$13.21	48,694
01/01/2014 to 12/31/2014	$13.21	$13.41	40,872
01/01/2015 to 12/31/2015	$13.41	$13.21	50,048
01/01/2016 to 12/31/2016	$13.21	$13.05	45,641
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$10.00	$8.72	0
01/01/2010 to 12/31/2010	$8.72	$9.50	126,793
01/01/2011 to 12/31/2011	$9.50	$10.98	29,729
01/01/2012 to 12/31/2012	$10.98	$11.37	3,135
01/01/2013 to 12/31/2013	$11.37	$10.35	66,633
01/01/2014 to 12/31/2014	$10.35	$10.70	48,228
01/01/2015 to 12/31/2015	$10.70	$10.58	42,720
01/01/2016 to 12/31/2016	$10.58	$10.51	41,596

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$10.00	$10.92	34,608
01/01/2011 to 12/31/2011	$10.92	$12.79	82,674
01/01/2012 to 12/31/2012	$12.79	$13.31	32,292
01/01/2013 to 12/31/2013	$13.31	$12.05	10,826
01/01/2014 to 12/31/2014	$12.05	$12.64	21,053
01/01/2015 to 12/31/2015	$12.64	$12.53	23,056
01/01/2016 to 12/31/2016	$12.53	$12.46	22,486
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$10.00	$11.92	75,766
01/01/2012 to 12/31/2012	$11.92	$12.29	117,699
01/01/2013 to 12/31/2013	$12.29	$10.81	9,066
01/01/2014 to 12/31/2014	$10.81	$11.62	1,620
01/01/2015 to 12/31/2015	$11.62	$11.55	2,066
01/01/2016 to 12/31/2016	$11.55	$11.46	2,112
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$10.00	$10.31	38,730
01/01/2013 to 12/31/2013	$10.31	$9.02	235,679
01/01/2014 to 12/31/2014	$9.02	$9.90	140,302
01/01/2015 to 12/31/2015	$9.90	$9.90	36,239
01/01/2016 to 12/31/2016	$9.90	$9.83	33,127
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$10.00	$8.68	83,093
01/01/2014 to 12/31/2014	$8.68	$9.69	68,927
01/01/2015 to 12/31/2015	$9.69	$9.70	10,325
01/01/2016 to 12/31/2016	$9.70	$9.63	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$10.00	$11.21	16,540
01/01/2015 to 12/31/2015	$11.21	$11.14	164,746
01/01/2016 to 12/31/2016	$11.14	$11.12	10,108
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$10.00	$9.86	39,835
01/01/2016 to 12/31/2016	$9.86	$9.80	176,284
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$10.00	$9.80	70,732
AST Capital Growth Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.55	$7.50	258,438
01/01/2009 to 12/31/2009	$7.50	$9.15	169,320
01/01/2010 to 12/31/2010	$9.15	$10.11	140,900
01/01/2011 to 12/31/2011	$10.11	$9.61	118,744
01/01/2012 to 12/31/2012	$9.61	$10.64	81,230
01/01/2013 to 12/31/2013	$10.64	$12.71	123,907
01/01/2014 to 12/31/2014	$12.71	$13.25	116,508
01/01/2015 to 12/31/2015	$13.25	$12.97	99,322
01/01/2016 to 12/31/2016	$12.97	$13.50	83,246
AST Cohen & Steers Realty Portfolio
06/30/2008 to 12/31/2008	$11.87	$7.83	14,578
01/01/2009 to 12/31/2009	$7.83	$10.06	1,516
01/01/2010 to 12/31/2010	$10.06	$12.61	1,087
01/01/2011 to 12/31/2011	$12.61	$13.10	770
01/01/2012 to 12/31/2012	$13.10	$14.71	809
01/01/2013 to 12/31/2013	$14.71	$14.78	85
01/01/2014 to 12/31/2014	$14.78	$18.85	60
01/01/2015 to 12/31/2015	$18.85	$19.24	37
01/01/2016 to 12/31/2016	$19.24	$19.65	40

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$9.78	$6.88	2,685
01/01/2009 to 12/31/2009	$6.88	$7.99	9,354
01/01/2010 to 12/31/2010	$7.99	$8.78	7,741
01/01/2011 to 12/31/2011	$8.78	$8.08	19,783
01/01/2012 to 12/31/2012	$8.08	$9.42	12,859
01/01/2013 to 12/31/2013	$9.42	$12.25	13,120
01/01/2014 to 12/31/2014	$12.25	$13.50	12,179
01/01/2015 to 12/31/2015	$13.50	$12.54	9,727
01/01/2016 to 12/31/2016	$12.54	$13.63	695
AST Goldman Sachs Mid-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$11.92	$7.28	838
01/01/2009 to 12/31/2009	$7.28	$11.14	352
01/01/2010 to 12/31/2010	$11.14	$13.00	826
01/01/2011 to 12/31/2011	$13.00	$12.29	221
01/01/2012 to 12/31/2012	$12.29	$14.32	250
01/01/2013 to 12/31/2013	$14.32	$18.43	284
01/01/2014 to 12/31/2014	$18.43	$20.02	296
01/01/2015 to 12/31/2015	$20.02	$18.39	452
01/01/2016 to 12/31/2016	$18.39	$18.21	364
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
06/30/2008 to 12/31/2008	$10.44	$10.41	195,019
01/01/2009 to 12/31/2009	$10.41	$10.17	122,070
01/01/2010 to 12/31/2010	$10.17	$9.91	12,010
01/01/2011 to 12/31/2011	$9.91	$9.65	25,798
01/01/2012 to 12/31/2012	$9.65	$9.40	25,211
01/01/2013 to 12/31/2013	$9.40	$9.16	2,679
01/01/2014 to 12/31/2014	$9.16	$8.92	7,760
01/01/2015 to 12/31/2015	$8.92	$8.69	5,806
01/01/2016 to 12/31/2016	$8.69	$8.46	3,375
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$9.41	$6.51	2,177
01/01/2009 to 12/31/2009	$6.51	$7.57	51
01/01/2010 to 12/31/2010	$7.57	$8.34	91
01/01/2011 to 12/31/2011	$8.34	$7.79	55
01/01/2012 to 12/31/2012	$7.79	$8.86	0
01/01/2013 to 12/31/2013	$8.86	$12.07	1,543
01/01/2014 to 12/31/2014	$12.07	$13.38	1,281
01/01/2015 to 12/31/2015	$13.38	$12.01	490
01/01/2016 to 12/31/2016	$12.01	$14.02	430
AST International Growth Portfolio
06/30/2008 to 12/31/2008	$13.29	$7.41	1,600
01/01/2009 to 12/31/2009	$7.41	$9.77	2,752
01/01/2010 to 12/31/2010	$9.77	$10.90	405
01/01/2011 to 12/31/2011	$10.90	$9.24	150
01/01/2012 to 12/31/2012	$9.24	$10.83	186
01/01/2013 to 12/31/2013	$10.83	$12.56	290
01/01/2014 to 12/31/2014	$12.56	$11.56	292
01/01/2015 to 12/31/2015	$11.56	$11.62	189
01/01/2016 to 12/31/2016	$11.62	$10.89	139

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST International Value Portfolio
06/30/2008 to 12/31/2008	$12.89	$8.25	676
01/01/2009 to 12/31/2009	$8.25	$10.49	1,940
01/01/2010 to 12/31/2010	$10.49	$11.35	1,149
01/01/2011 to 12/31/2011	$11.35	$9.67	1,084
01/01/2012 to 12/31/2012	$9.67	$10.98	1,021
01/01/2013 to 12/31/2013	$10.98	$12.78	331
01/01/2014 to 12/31/2014	$12.78	$11.61	827
01/01/2015 to 12/31/2015	$11.61	$11.40	632
01/01/2016 to 12/31/2016	$11.40	$11.17	342
AST Investment Grade Bond Portfolio
06/30/2008 to 12/31/2008	$10.01	$10.89	0
01/01/2009 to 12/31/2009	$10.89	$11.80	0
01/01/2010 to 12/31/2010	$11.80	$12.74	0
01/01/2011 to 12/31/2011	$12.74	$13.95	0
01/01/2012 to 12/31/2012	$13.95	$14.86	0
01/01/2013 to 12/31/2013	$14.86	$14.02	0
01/01/2014 to 12/31/2014	$14.02	$14.57	0
01/01/2015 to 12/31/2015	$14.57	$14.36	0
01/01/2016 to 12/31/2016	$14.36	$14.57	0
AST J.P. Morgan International Equity Portfolio
06/30/2008 to 12/31/2008	$11.96	$7.69	142
01/01/2009 to 12/31/2009	$7.69	$10.18	60
01/01/2010 to 12/31/2010	$10.18	$10.63	211
01/01/2011 to 12/31/2011	$10.63	$9.40	152
01/01/2012 to 12/31/2012	$9.40	$11.17	196
01/01/2013 to 12/31/2013	$11.17	$12.55	208
01/01/2014 to 12/31/2014	$12.55	$11.44	185
01/01/2015 to 12/31/2015	$11.44	$10.83	124
01/01/2016 to 12/31/2016	$10.83	$10.76	139
AST Loomis Sayles Large-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$10.84	$6.94	2,548
01/01/2009 to 12/31/2009	$6.94	$8.77	9,810
01/01/2010 to 12/31/2010	$8.77	$10.23	6,541
01/01/2011 to 12/31/2011	$10.23	$9.88	4,812
01/01/2012 to 12/31/2012	$9.88	$10.80	4,805
01/01/2013 to 12/31/2013	$10.80	$14.37	3,945
01/01/2014 to 12/31/2014	$14.37	$15.48	5,196
01/01/2015 to 12/31/2015	$15.48	$16.59	3,992
01/01/2016 to 12/31/2016	$16.59	$17.06	993
AST Lord Abbett Core Fixed Income Portfolio
06/30/2008 to 12/31/2008	$10.63	$8.15	128
01/01/2009 to 12/31/2009	$8.15	$10.69	59
01/01/2010 to 12/31/2010	$10.69	$11.81	189
01/01/2011 to 12/31/2011	$11.81	$12.67	116
01/01/2012 to 12/31/2012	$12.67	$13.07	165
01/01/2013 to 12/31/2013	$13.07	$12.48	1,549
01/01/2014 to 12/31/2014	$12.48	$12.93	1,371
01/01/2015 to 12/31/2015	$12.93	$12.52	821
01/01/2016 to 12/31/2016	$12.52	$12.51	695

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Growth Portfolio
06/30/2008 to 12/31/2008	$11.78	$7.93	0
01/01/2009 to 12/31/2009	$7.93	$9.60	11,690
01/01/2010 to 12/31/2010	$9.60	$10.55	10,531
01/01/2011 to 12/31/2011	$10.55	$10.21	8,789
01/01/2012 to 12/31/2012	$10.21	$11.64	8,260
01/01/2013 to 12/31/2013	$11.64	$15.51	6,420
01/01/2014 to 12/31/2014	$15.51	$16.42	5,819
01/01/2015 to 12/31/2015	$16.42	$17.15	5,253
01/01/2016 to 12/31/2016	$17.15	$17.02	0
AST Neuberger Berman Mid-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$12.99	$8.23	2,895
01/01/2009 to 12/31/2009	$8.23	$10.40	1,262
01/01/2010 to 12/31/2010	$10.40	$13.04	406
01/01/2011 to 12/31/2011	$13.04	$12.91	951
01/01/2012 to 12/31/2012	$12.91	$14.13	799
01/01/2013 to 12/31/2013	$14.13	$18.25	493
01/01/2014 to 12/31/2014	$18.25	$19.19	514
01/01/2015 to 10/16/2015	$19.19	$19.53	0
AST Neuberger Berman Small-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$10.81	$6.95	0
01/01/2009 to 12/31/2009	$6.95	$8.29	0
01/01/2010 to 12/31/2010	$8.29	$9.72	575
01/01/2011 to 04/29/2011	$9.72	$10.86	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
06/30/2008 to 12/31/2008	$10.76	$6.58	171
01/01/2009 to 12/31/2009	$6.58	$9.02	1,926
01/01/2010 to 12/31/2010	$9.02	$10.84	5,126
01/01/2011 to 12/31/2011	$10.84	$10.30	1,230
01/01/2012 to 12/31/2012	$10.30	$11.75	1,377
01/01/2013 to 12/31/2013	$11.75	$16.25	538
01/01/2014 to 12/31/2014	$16.25	$18.08	466
01/01/2015 to 12/31/2015	$18.08	$16.62	209
01/01/2016 to 12/31/2016	$16.62	$19.14	195
AST Preservation Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.57	$8.76	212,163
01/01/2009 to 12/31/2009	$8.76	$10.24	246,656
01/01/2010 to 12/31/2010	$10.24	$11.03	201,065
01/01/2011 to 12/31/2011	$11.03	$10.85	203,285
01/01/2012 to 12/31/2012	$10.85	$11.66	188,003
01/01/2013 to 12/31/2013	$11.66	$12.40	139,625
01/01/2014 to 12/31/2014	$12.40	$12.78	149,631
01/01/2015 to 12/31/2015	$12.78	$12.47	128,582
01/01/2016 to 12/31/2016	$12.47	$12.81	113,680
AST Small-Cap Growth Opportunities Portfolio
06/30/2008 to 12/31/2008	$10.61	$7.05	926
01/01/2009 to 12/31/2009	$7.05	$9.11	4,101
01/01/2010 to 12/31/2010	$9.11	$11.76	3,659
01/01/2011 to 12/31/2011	$11.76	$9.96	2,792
01/01/2012 to 12/31/2012	$9.96	$11.64	2,747
01/01/2013 to 12/31/2013	$11.64	$15.97	2,094
01/01/2014 to 12/31/2014	$15.97	$16.32	1,876
01/01/2015 to 12/31/2015	$16.32	$16.11	1,654
01/01/2016 to 12/31/2016	$16.11	$16.90	90

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Small-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$11.10	$7.50	729
01/01/2009 to 12/31/2009	$7.50	$9.78	350
01/01/2010 to 12/31/2010	$9.78	$12.99	406
01/01/2011 to 12/31/2011	$12.99	$12.53	172
01/01/2012 to 12/31/2012	$12.53	$13.69	222
01/01/2013 to 12/31/2013	$13.69	$18.03	540
01/01/2014 to 12/31/2014	$18.03	$18.23	535
01/01/2015 to 12/31/2015	$18.23	$17.90	277
01/01/2016 to 12/31/2016	$17.90	$19.54	215
AST Small-Cap Value Portfolio
06/30/2008 to 12/31/2008	$10.32	$7.77	1,446
01/01/2009 to 12/31/2009	$7.77	$9.61	4,575
01/01/2010 to 12/31/2010	$9.61	$11.80	3,595
01/01/2011 to 12/31/2011	$11.80	$10.80	2,958
01/01/2012 to 12/31/2012	$10.80	$12.43	3,073
01/01/2013 to 12/31/2013	$12.43	$16.64	2,235
01/01/2014 to 12/31/2014	$16.64	$17.06	2,107
01/01/2015 to 12/31/2015	$17.06	$15.90	1,834
01/01/2016 to 12/31/2016	$15.90	$20.01	346
AST T. Rowe Price Equity Income Portfolio
06/30/2008 to 12/31/2008	$9.25	$6.43	168
01/01/2009 to 12/31/2009	$6.43	$7.75	80
01/01/2010 to 12/31/2010	$7.75	$8.55	274
01/01/2011 to 12/31/2011	$8.55	$8.19	180
01/01/2012 to 12/31/2012	$8.19	$9.35	226
01/01/2013 to 12/31/2013	$9.35	$11.81	223
01/01/2014 to 12/31/2014	$11.81	$12.37	177
01/01/2015 to 10/16/2015	$12.37	$11.38	0
AST T. Rowe Price Large-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$11.68	$7.55	1,837
01/01/2009 to 12/31/2009	$7.55	$11.28	5,735
01/01/2010 to 12/31/2010	$11.28	$12.72	5,086
01/01/2011 to 12/31/2011	$12.72	$12.18	3,744
01/01/2012 to 12/31/2012	$12.18	$13.95	3,473
01/01/2013 to 12/31/2013	$13.95	$19.57	3,071
01/01/2014 to 12/31/2014	$19.57	$20.65	2,768
01/01/2015 to 12/31/2015	$20.65	$22.04	2,243
01/01/2016 to 12/31/2016	$22.04	$22.05	147
AST Templeton Global Bond Portfolio
06/30/2008 to 12/31/2008	$10.48	$9.85	8,317
01/01/2009 to 12/31/2009	$9.85	$10.75	4,871
01/01/2010 to 12/31/2010	$10.75	$11.07	1,466
01/01/2011 to 12/31/2011	$11.07	$11.23	1,319
01/01/2012 to 12/31/2012	$11.23	$11.51	1,452
01/01/2013 to 12/31/2013	$11.51	$10.79	502
01/01/2014 to 12/31/2014	$10.79	$10.57	392
01/01/2015 to 12/31/2015	$10.57	$9.82	211
01/01/2016 to 12/31/2016	$9.82	$9.98	168

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$10.60	$7.58	644
01/01/2009 to 12/31/2009	$7.58	$8.74	6,463
01/01/2010 to 12/31/2010	$8.74	$9.57	5,817
01/01/2011 to 12/31/2011	$9.57	$9.27	4,819
01/01/2012 to 12/31/2012	$9.27	$10.24	4,719
01/01/2013 to 12/31/2013	$10.24	$13.43	3,706
01/01/2014 to 12/31/2014	$13.43	$13.28	3,359
01/01/2015 to 12/31/2015	$13.28	$12.15	3,032
01/01/2016 to 12/31/2016	$12.15	$12.56	0
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
06/30/2008 to 12/31/2008	$10.56	$6.89	17,449
01/01/2009 to 12/31/2009	$6.89	$9.32	755
01/01/2010 to 12/31/2010	$9.32	$11.22	214
01/01/2011 to 12/31/2011	$11.22	$10.56	458
01/01/2012 to 12/31/2012	$10.56	$12.17	648
01/01/2013 to 12/31/2013	$12.17	$15.70	339
01/01/2014 to 12/31/2014	$15.70	$17.58	380
01/01/2015 to 12/31/2015	$17.58	$15.99	287
01/01/2016 to 12/31/2016	$15.99	$17.76	322
AST Western Asset Core Plus Bond Portfolio
06/30/2008 to 12/31/2008	$10.01	$9.20	10,755
01/01/2009 to 12/31/2009	$9.20	$10.01	24,626
01/01/2010 to 12/31/2010	$10.01	$10.51	19,076
01/01/2011 to 12/31/2011	$10.51	$10.85	16,479
01/01/2012 to 12/31/2012	$10.85	$11.40	15,820
01/01/2013 to 12/31/2013	$11.40	$10.93	15,713
01/01/2014 to 12/31/2014	$10.93	$11.42	14,700
01/01/2015 to 12/31/2015	$11.42	$11.26	12,685
01/01/2016 to 12/31/2016	$11.26	$11.53	1,242
Evergreen VA International Equity Fund
06/30/2008 to 12/31/2008	$12.86	$8.36	0
01/01/2009 to 12/31/2009	$8.36	$9.44	2,476
01/01/2010 to 07/16/2010	$9.44	$8.92	0
Evergreen VA Omega Fund
06/30/2008 to 12/31/2008	$10.67	$8.41	103
01/01/2009 to 12/31/2009	$8.41	$11.79	251
01/01/2010 to 07/16/2010	$11.79	$10.96	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$8.93	$10.75	0
01/01/2011 to 12/31/2011	$10.75	$9.13	0
01/01/2012 to 12/31/2012	$9.13	$10.11	0
01/01/2013 to 12/31/2013	$10.11	$11.81	0
01/01/2014 to 12/31/2014	$11.81	$10.89	0
01/01/2015 to 12/31/2015	$10.89	$10.85	0
01/01/2016 to 12/31/2016	$10.85	$10.92	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.96	$13.76	177
01/01/2011 to 12/31/2011	$13.76	$12.68	168
01/01/2012 to 12/31/2012	$12.68	$14.92	209
01/01/2013 to 12/31/2013	$14.92	$20.37	17
01/01/2014 to 12/31/2014	$20.37	$20.65	44
01/01/2015 to 12/31/2015	$20.65	$20.44	28
01/01/2016 to 12/31/2016	$20.44	$20.06	15
*Denotes the start date of these sub-accounts

Optimum XTRA
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Lifetime Five and HDV or Lifetime Five and Combo 5% Roll-UP/HAV or Highest Daily LT5 and Highest Daily LT5 and Combo 5% Roll-UP/HAV OR HD GRO 60 bps and Combo DB OR HD GRO 60 bps, EBP and HAV OR GRO Plus 2008 60 bps and Combo DB OR GRO Plus 2008 60 bps, EBP and HAV (2.85%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.00	$7.32	40,353
01/01/2009 to 12/31/2009	$7.32	$8.84	64,398
01/01/2010 to 12/31/2010	$8.84	$9.62	61,672
01/01/2011 to 12/31/2011	$9.62	$9.10	50,866
01/01/2012 to 12/31/2012	$9.10	$9.95	49,044
01/01/2013 to 12/31/2013	$9.95	$10.63	45,838
01/01/2014 to 12/31/2014	$10.63	$10.72	26,827
01/01/2015 to 12/31/2015	$10.72	$10.08	22,921
01/01/2016 to 12/31/2016	$10.08	$10.41	23,241
AST American Century Income & Growth Portfolio
06/30/2008 to 12/31/2008	$10.03	$7.33	0
01/01/2009 to 12/31/2009	$7.33	$8.39	0
01/01/2010 to 12/31/2010	$8.39	$9.28	0
01/01/2011 to 12/31/2011	$9.28	$9.33	197
01/01/2012 to 05/04/2012	$9.33	$10.10	0
AST Balanced Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.00	$7.54	48,464
01/01/2009 to 12/31/2009	$7.54	$9.03	58,154
01/01/2010 to 12/31/2010	$9.03	$9.85	50,373
01/01/2011 to 12/31/2011	$9.85	$9.45	45,556
01/01/2012 to 12/31/2012	$9.45	$10.33	38,415
01/01/2013 to 12/31/2013	$10.33	$11.81	37,407
01/01/2014 to 12/31/2014	$11.81	$12.22	35,110
01/01/2015 to 12/31/2015	$12.22	$11.93	34,748
01/01/2016 to 12/31/2016	$11.93	$12.32	28,738
AST BlackRock Low Duration Bond Portfolio
06/30/2008 to 12/31/2008	$9.99	$9.71	0
01/01/2009 to 12/31/2009	$9.71	$10.40	0
01/01/2010 to 12/31/2010	$10.40	$10.50	0
01/01/2011 to 12/31/2011	$10.50	$10.43	0
01/01/2012 to 12/31/2012	$10.43	$10.60	0
01/01/2013 to 12/31/2013	$10.60	$10.08	0
01/01/2014 to 12/31/2014	$10.08	$9.78	0
01/01/2015 to 12/31/2015	$9.78	$9.55	0
01/01/2016 to 12/31/2016	$9.55	$9.43	0
AST BlackRock/Loomis Sayles Bond Portfolio
06/30/2008 to 12/31/2008	$9.99	$9.50	0
01/01/2009 to 12/31/2009	$9.50	$10.76	0
01/01/2010 to 12/31/2010	$10.76	$11.26	0
01/01/2011 to 12/31/2011	$11.26	$11.28	326
01/01/2012 to 12/31/2012	$11.28	$11.98	163
01/01/2013 to 12/31/2013	$11.98	$11.43	1,156
01/01/2014 to 12/31/2014	$11.43	$11.57	1,137
01/01/2015 to 12/31/2015	$11.57	$11.00	0
01/01/2016 to 12/31/2016	$11.00	$11.14	636

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2015
06/30/2008 to 12/31/2008	$10.04	$11.64	0
01/01/2009 to 12/31/2009	$11.64	$11.26	0
01/01/2010 to 12/31/2010	$11.26	$11.97	0
01/01/2011 to 12/31/2011	$11.97	$12.37	0
01/01/2012 to 12/31/2012	$12.37	$12.38	0
01/01/2013 to 12/31/2013	$12.38	$11.99	0
01/01/2014 to 12/31/2014	$11.99	$11.63	0
01/01/2015 to 12/31/2015	$11.63	$11.27	0
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$10.00	$9.28	0
01/01/2010 to 12/31/2010	$9.28	$9.97	0
01/01/2011 to 12/31/2011	$9.97	$10.62	0
01/01/2012 to 12/31/2012	$10.62	$10.74	0
01/01/2013 to 12/31/2013	$10.74	$10.37	0
01/01/2014 to 12/31/2014	$10.37	$10.12	0
01/01/2015 to 12/31/2015	$10.12	$9.81	0
01/01/2016 to 12/31/2016	$9.81	$9.57	0
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$10.00	$10.65	0
01/01/2011 to 12/31/2011	$10.65	$11.53	0
01/01/2012 to 12/31/2012	$11.53	$11.77	0
01/01/2013 to 12/31/2013	$11.77	$11.20	0
01/01/2014 to 12/31/2014	$11.20	$11.04	0
01/01/2015 to 12/31/2015	$11.04	$10.74	0
01/01/2016 to 12/31/2016	$10.74	$10.55	0
AST Bond Portfolio 2018
06/30/2008 to 12/31/2008	$10.06	$12.46	0
01/01/2009 to 12/31/2009	$12.46	$11.37	0
01/01/2010 to 12/31/2010	$11.37	$12.28	0
01/01/2011 to 12/31/2011	$12.28	$13.56	7,464
01/01/2012 to 12/31/2012	$13.56	$13.92	9,078
01/01/2013 to 12/31/2013	$13.92	$13.10	7,168
01/01/2014 to 12/31/2014	$13.10	$13.06	7,462
01/01/2015 to 12/31/2015	$13.06	$12.80	7,654
01/01/2016 to 12/31/2016	$12.80	$12.63	7,649
AST Bond Portfolio 2019
06/30/2008 to 12/31/2008	$10.08	$12.53	0
01/01/2009 to 12/31/2009	$12.53	$11.24	0
01/01/2010 to 12/31/2010	$11.24	$12.16	0
01/01/2011 to 12/31/2011	$12.16	$13.70	0
01/01/2012 to 12/31/2012	$13.70	$14.09	1,756
01/01/2013 to 12/31/2013	$14.09	$13.02	3,683
01/01/2014 to 12/31/2014	$13.02	$13.19	3,682
01/01/2015 to 12/31/2015	$13.19	$12.95	5,292
01/01/2016 to 12/31/2016	$12.95	$12.77	6,030
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$10.00	$8.69	0
01/01/2010 to 12/31/2010	$8.69	$9.45	4,231
01/01/2011 to 12/31/2011	$9.45	$10.89	9,980
01/01/2012 to 12/31/2012	$10.89	$11.25	0
01/01/2013 to 12/31/2013	$11.25	$10.22	0
01/01/2014 to 12/31/2014	$10.22	$10.54	0
01/01/2015 to 12/31/2015	$10.54	$10.39	715
01/01/2016 to 12/31/2016	$10.39	$10.30	917

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$10.00	$10.89	0
01/01/2011 to 12/31/2011	$10.89	$12.73	0
01/01/2012 to 12/31/2012	$12.73	$13.21	0
01/01/2013 to 12/31/2013	$13.21	$11.93	0
01/01/2014 to 12/31/2014	$11.93	$12.48	0
01/01/2015 to 12/31/2015	$12.48	$12.34	0
01/01/2016 to 12/31/2016	$12.34	$12.24	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$10.00	$11.89	0
01/01/2012 to 12/31/2012	$11.89	$12.23	7,015
01/01/2013 to 12/31/2013	$12.23	$10.72	0
01/01/2014 to 12/31/2014	$10.72	$11.50	0
01/01/2015 to 12/31/2015	$11.50	$11.40	0
01/01/2016 to 12/31/2016	$11.40	$11.28	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$10.00	$10.29	0
01/01/2013 to 12/31/2013	$10.29	$8.97	13,011
01/01/2014 to 12/31/2014	$8.97	$9.82	7,794
01/01/2015 to 12/31/2015	$9.82	$9.80	0
01/01/2016 to 12/31/2016	$9.80	$9.70	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$10.00	$8.66	0
01/01/2014 to 12/31/2014	$8.66	$9.64	421
01/01/2015 to 12/31/2015	$9.64	$9.63	228
01/01/2016 to 12/31/2016	$9.63	$9.53	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$10.00	$11.18	0
01/01/2015 to 12/31/2015	$11.18	$11.08	2,622
01/01/2016 to 12/31/2016	$11.08	$11.03	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$10.00	$9.83	0
01/01/2016 to 12/31/2016	$9.83	$9.75	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$10.00	$9.77	0
AST Capital Growth Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.00	$7.10	121,700
01/01/2009 to 12/31/2009	$7.10	$8.64	127,352
01/01/2010 to 12/31/2010	$8.64	$9.52	117,091
01/01/2011 to 12/31/2011	$9.52	$9.02	35,520
01/01/2012 to 12/31/2012	$9.02	$9.97	39,342
01/01/2013 to 12/31/2013	$9.97	$11.88	111,734
01/01/2014 to 12/31/2014	$11.88	$12.35	124,856
01/01/2015 to 12/31/2015	$12.35	$12.06	122,390
01/01/2016 to 12/31/2016	$12.06	$12.52	109,996
AST Cohen & Steers Realty Portfolio
06/30/2008 to 12/31/2008	$10.02	$6.60	1,599
01/01/2009 to 12/31/2009	$6.60	$8.46	4,763
01/01/2010 to 12/31/2010	$8.46	$10.57	518
01/01/2011 to 12/31/2011	$10.57	$10.95	0
01/01/2012 to 12/31/2012	$10.95	$12.27	0
01/01/2013 to 12/31/2013	$12.27	$12.29	0
01/01/2014 to 12/31/2014	$12.29	$15.63	0
01/01/2015 to 12/31/2015	$15.63	$15.92	0
01/01/2016 to 12/31/2016	$15.92	$16.21	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$9.97	$7.01	3,174
01/01/2009 to 12/31/2009	$7.01	$8.11	10,092
01/01/2010 to 12/31/2010	$8.11	$8.90	1,213
01/01/2011 to 12/31/2011	$8.90	$8.17	0
01/01/2012 to 12/31/2012	$8.17	$9.50	0
01/01/2013 to 12/31/2013	$9.50	$12.32	12,771
01/01/2014 to 12/31/2014	$12.32	$13.54	12,696
01/01/2015 to 12/31/2015	$13.54	$12.55	12,203
01/01/2016 to 12/31/2016	$12.55	$13.60	14,789
AST Goldman Sachs Mid-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$9.95	$6.07	0
01/01/2009 to 12/31/2009	$6.07	$9.27	0
01/01/2010 to 12/31/2010	$9.27	$10.79	0
01/01/2011 to 12/31/2011	$10.79	$10.17	178
01/01/2012 to 12/31/2012	$10.17	$11.81	0
01/01/2013 to 12/31/2013	$11.81	$15.17	0
01/01/2014 to 12/31/2014	$15.17	$16.44	0
01/01/2015 to 12/31/2015	$16.44	$15.06	0
01/01/2016 to 12/31/2016	$15.06	$14.88	0
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
06/30/2008 to 12/31/2008	$10.00	$9.96	0
01/01/2009 to 12/31/2009	$9.96	$9.70	0
01/01/2010 to 12/31/2010	$9.70	$9.42	0
01/01/2011 to 12/31/2011	$9.42	$9.16	0
01/01/2012 to 12/31/2012	$9.16	$8.90	0
01/01/2013 to 12/31/2013	$8.90	$8.64	0
01/01/2014 to 12/31/2014	$8.64	$8.40	0
01/01/2015 to 12/31/2015	$8.40	$8.16	0
01/01/2016 to 12/31/2016	$8.16	$7.92	0
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$10.00	$6.90	3,128
01/01/2009 to 12/31/2009	$6.90	$8.01	10,240
01/01/2010 to 12/31/2010	$8.01	$8.81	1,229
01/01/2011 to 12/31/2011	$8.81	$8.20	0
01/01/2012 to 12/31/2012	$8.20	$9.31	0
01/01/2013 to 12/31/2013	$9.31	$12.65	0
01/01/2014 to 12/31/2014	$12.65	$13.98	0
01/01/2015 to 12/31/2015	$13.98	$12.52	0
01/01/2016 to 12/31/2016	$12.52	$14.58	0
AST International Growth Portfolio
06/30/2008 to 12/31/2008	$10.00	$5.57	1,409
01/01/2009 to 12/31/2009	$5.57	$7.32	4,107
01/01/2010 to 12/31/2010	$7.32	$8.14	474
01/01/2011 to 12/31/2011	$8.14	$6.89	0
01/01/2012 to 12/31/2012	$6.89	$8.06	0
01/01/2013 to 12/31/2013	$8.06	$9.32	0
01/01/2014 to 12/31/2014	$9.32	$8.55	0
01/01/2015 to 12/31/2015	$8.55	$8.57	0
01/01/2016 to 12/31/2016	$8.57	$8.01	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST International Value Portfolio
06/30/2008 to 12/31/2008	$10.01	$6.40	1,206
01/01/2009 to 12/31/2009	$6.40	$8.11	3,598
01/01/2010 to 12/31/2010	$8.11	$8.75	421
01/01/2011 to 12/31/2011	$8.75	$7.44	0
01/01/2012 to 12/31/2012	$7.44	$8.43	0
01/01/2013 to 12/31/2013	$8.43	$9.79	0
01/01/2014 to 12/31/2014	$9.79	$8.87	0
01/01/2015 to 12/31/2015	$8.87	$8.69	0
01/01/2016 to 12/31/2016	$8.69	$8.49	0
AST Investment Grade Bond Portfolio
06/30/2008 to 12/31/2008	$10.01	$10.87	0
01/01/2009 to 12/31/2009	$10.87	$11.75	0
01/01/2010 to 12/31/2010	$11.75	$12.65	0
01/01/2011 to 12/31/2011	$12.65	$13.82	0
01/01/2012 to 12/31/2012	$13.82	$14.69	0
01/01/2013 to 12/31/2013	$14.69	$13.82	0
01/01/2014 to 12/31/2014	$13.82	$14.33	0
01/01/2015 to 12/31/2015	$14.33	$14.08	0
01/01/2016 to 12/31/2016	$14.08	$14.26	0
AST J.P. Morgan International Equity Portfolio
06/30/2008 to 12/31/2008	$10.03	$6.44	0
01/01/2009 to 12/31/2009	$6.44	$8.50	0
01/01/2010 to 12/31/2010	$8.50	$8.85	0
01/01/2011 to 12/31/2011	$8.85	$7.81	0
01/01/2012 to 12/31/2012	$7.81	$9.25	0
01/01/2013 to 12/31/2013	$9.25	$10.37	0
01/01/2014 to 12/31/2014	$10.37	$9.43	0
01/01/2015 to 12/31/2015	$9.43	$8.91	0
01/01/2016 to 12/31/2016	$8.91	$8.82	0
AST Loomis Sayles Large-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$10.02	$6.41	3,515
01/01/2009 to 12/31/2009	$6.41	$8.08	11,206
01/01/2010 to 12/31/2010	$8.08	$9.40	1,333
01/01/2011 to 12/31/2011	$9.40	$9.05	198
01/01/2012 to 12/31/2012	$9.05	$9.87	0
01/01/2013 to 12/31/2013	$9.87	$13.10	539
01/01/2014 to 12/31/2014	$13.10	$14.07	472
01/01/2015 to 12/31/2015	$14.07	$15.05	0
01/01/2016 to 12/31/2016	$15.05	$15.43	0
AST Lord Abbett Core Fixed Income Portfolio
06/30/2008 to 12/31/2008	$10.00	$7.66	0
01/01/2009 to 12/31/2009	$7.66	$10.02	0
01/01/2010 to 12/31/2010	$10.02	$11.04	0
01/01/2011 to 12/31/2011	$11.04	$11.81	0
01/01/2012 to 12/31/2012	$11.81	$12.16	0
01/01/2013 to 12/31/2013	$12.16	$11.57	0
01/01/2014 to 12/31/2014	$11.57	$11.96	0
01/01/2015 to 12/31/2015	$11.96	$11.55	0
01/01/2016 to 12/31/2016	$11.55	$11.52	616

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Growth Portfolio
06/30/2008 to 12/31/2008	$9.99	$6.71	0
01/01/2009 to 12/31/2009	$6.71	$8.11	0
01/01/2010 to 12/31/2010	$8.11	$8.88	0
01/01/2011 to 12/31/2011	$8.88	$8.58	0
01/01/2012 to 12/31/2012	$8.58	$9.76	204
01/01/2013 to 12/31/2013	$9.76	$12.96	545
01/01/2014 to 12/31/2014	$12.96	$13.69	487
01/01/2015 to 12/31/2015	$13.69	$14.26	0
01/01/2016 to 12/31/2016	$14.26	$14.12	0
AST Neuberger Berman Mid-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$9.92	$6.28	0
01/01/2009 to 12/31/2009	$6.28	$7.91	0
01/01/2010 to 12/31/2010	$7.91	$9.89	0
01/01/2011 to 12/31/2011	$9.89	$9.77	0
01/01/2012 to 12/31/2012	$9.77	$10.67	139
01/01/2013 to 12/31/2013	$10.67	$13.75	761
01/01/2014 to 12/31/2014	$13.75	$14.41	706
01/01/2015 to 10/16/2015	$14.41	$14.64	0
AST Neuberger Berman Small-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$9.89	$6.35	0
01/01/2009 to 12/31/2009	$6.35	$7.56	0
01/01/2010 to 12/31/2010	$7.56	$8.83	0
01/01/2011 to 04/29/2011	$8.83	$9.87	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
06/30/2008 to 12/31/2008	$9.99	$6.10	0
01/01/2009 to 12/31/2009	$6.10	$8.34	0
01/01/2010 to 12/31/2010	$8.34	$10.00	0
01/01/2011 to 12/31/2011	$10.00	$9.48	0
01/01/2012 to 12/31/2012	$9.48	$10.78	93
01/01/2013 to 12/31/2013	$10.78	$14.87	696
01/01/2014 to 12/31/2014	$14.87	$16.51	610
01/01/2015 to 12/31/2015	$16.51	$15.13	0
01/01/2016 to 12/31/2016	$15.13	$17.39	0
AST Preservation Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$9.99	$8.26	187,167
01/01/2009 to 12/31/2009	$8.26	$9.64	54,103
01/01/2010 to 12/31/2010	$9.64	$10.35	39,609
01/01/2011 to 12/31/2011	$10.35	$10.16	111,031
01/01/2012 to 12/31/2012	$10.16	$10.89	105,826
01/01/2013 to 12/31/2013	$10.89	$11.56	13,849
01/01/2014 to 12/31/2014	$11.56	$11.88	12,052
01/01/2015 to 12/31/2015	$11.88	$11.55	6,241
01/01/2016 to 12/31/2016	$11.55	$11.85	17,434
AST Small-Cap Growth Opportunities Portfolio
06/30/2008 to 12/31/2008	$9.88	$6.56	731
01/01/2009 to 12/31/2009	$6.56	$8.45	2,125
01/01/2010 to 12/31/2010	$8.45	$10.89	245
01/01/2011 to 12/31/2011	$10.89	$9.19	97
01/01/2012 to 12/31/2012	$9.19	$10.72	0
01/01/2013 to 12/31/2013	$10.72	$14.67	0
01/01/2014 to 12/31/2014	$14.67	$14.95	0
01/01/2015 to 12/31/2015	$14.95	$14.72	0
01/01/2016 to 12/31/2016	$14.72	$15.40	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Small-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$9.91	$6.69	710
01/01/2009 to 12/31/2009	$6.69	$8.70	2,159
01/01/2010 to 12/31/2010	$8.70	$11.53	245
01/01/2011 to 12/31/2011	$11.53	$11.09	80
01/01/2012 to 12/31/2012	$11.09	$12.09	83
01/01/2013 to 12/31/2013	$12.09	$15.87	441
01/01/2014 to 12/31/2014	$15.87	$16.01	429
01/01/2015 to 12/31/2015	$16.01	$15.68	0
01/01/2016 to 12/31/2016	$15.68	$17.07	0
AST Small-Cap Value Portfolio
06/30/2008 to 12/31/2008	$9.89	$7.44	1,276
01/01/2009 to 12/31/2009	$7.44	$9.18	3,970
01/01/2010 to 12/31/2010	$9.18	$11.24	461
01/01/2011 to 12/31/2011	$11.24	$10.27	0
01/01/2012 to 12/31/2012	$10.27	$11.78	0
01/01/2013 to 12/31/2013	$11.78	$15.73	0
01/01/2014 to 12/31/2014	$15.73	$16.09	0
01/01/2015 to 12/31/2015	$16.09	$14.95	0
01/01/2016 to 12/31/2016	$14.95	$18.77	0
AST T. Rowe Price Equity Income Portfolio
06/30/2008 to 12/31/2008	$10.01	$6.94	0
01/01/2009 to 12/31/2009	$6.94	$8.35	0
01/01/2010 to 12/31/2010	$8.35	$9.19	0
01/01/2011 to 12/31/2011	$9.19	$8.78	105
01/01/2012 to 12/31/2012	$8.78	$10.00	0
01/01/2013 to 12/31/2013	$10.00	$12.60	0
01/01/2014 to 12/31/2014	$12.60	$13.15	0
01/01/2015 to 10/16/2015	$13.15	$12.08	0
AST T. Rowe Price Large-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$9.98	$6.44	3,632
01/01/2009 to 12/31/2009	$6.44	$9.60	10,058
01/01/2010 to 12/31/2010	$9.60	$10.80	1,140
01/01/2011 to 12/31/2011	$10.80	$10.31	0
01/01/2012 to 12/31/2012	$10.31	$11.78	0
01/01/2013 to 12/31/2013	$11.78	$16.49	0
01/01/2014 to 12/31/2014	$16.49	$17.35	0
01/01/2015 to 12/31/2015	$17.35	$18.47	0
01/01/2016 to 12/31/2016	$18.47	$18.43	1,899
AST Templeton Global Bond Portfolio
06/30/2008 to 12/31/2008	$9.94	$9.33	0
01/01/2009 to 12/31/2009	$9.33	$10.16	0
01/01/2010 to 12/31/2010	$10.16	$10.44	0
01/01/2011 to 12/31/2011	$10.44	$10.56	0
01/01/2012 to 12/31/2012	$10.56	$10.79	0
01/01/2013 to 12/31/2013	$10.79	$10.09	0
01/01/2014 to 12/31/2014	$10.09	$9.86	0
01/01/2015 to 12/31/2015	$9.86	$9.14	0
01/01/2016 to 12/31/2016	$9.14	$9.26	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$10.00	$7.14	0
01/01/2009 to 12/31/2009	$7.14	$8.21	0
01/01/2010 to 12/31/2010	$8.21	$8.96	0
01/01/2011 to 12/31/2011	$8.96	$8.67	0
01/01/2012 to 12/31/2012	$8.67	$9.55	0
01/01/2013 to 12/31/2013	$9.55	$12.49	0
01/01/2014 to 12/31/2014	$12.49	$12.32	0
01/01/2015 to 12/31/2015	$12.32	$11.24	0
01/01/2016 to 12/31/2016	$11.24	$11.59	0
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
06/30/2008 to 12/31/2008	$9.99	$6.51	0
01/01/2009 to 12/31/2009	$6.51	$8.78	0
01/01/2010 to 12/31/2010	$8.78	$10.54	0
01/01/2011 to 12/31/2011	$10.54	$9.89	182
01/01/2012 to 12/31/2012	$9.89	$11.38	0
01/01/2013 to 12/31/2013	$11.38	$14.64	0
01/01/2014 to 12/31/2014	$14.64	$16.35	0
01/01/2015 to 12/31/2015	$16.35	$14.83	0
01/01/2016 to 12/31/2016	$14.83	$16.43	0
AST Western Asset Core Plus Bond Portfolio
06/30/2008 to 12/31/2008	$10.00	$9.18	18,043
01/01/2009 to 12/31/2009	$9.18	$9.96	61,720
01/01/2010 to 12/31/2010	$9.96	$10.43	7,771
01/01/2011 to 12/31/2011	$10.43	$10.74	0
01/01/2012 to 12/31/2012	$10.74	$11.26	0
01/01/2013 to 12/31/2013	$11.26	$10.77	0
01/01/2014 to 12/31/2014	$10.77	$11.22	0
01/01/2015 to 12/31/2015	$11.22	$11.03	0
01/01/2016 to 12/31/2016	$11.03	$11.27	630
Evergreen VA International Equity Fund
06/30/2008 to 12/31/2008	$10.07	$6.53	0
01/01/2009 to 12/31/2009	$6.53	$7.36	0
01/01/2010 to 07/16/2010	$7.36	$6.95	0
Evergreen VA Omega Fund
06/30/2008 to 12/31/2008	$9.94	$7.82	0
01/01/2009 to 12/31/2009	$7.82	$10.94	0
01/01/2010 to 07/16/2010	$10.94	$10.16	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$6.95	$8.36	0
01/01/2011 to 12/31/2011	$8.36	$7.08	0
01/01/2012 to 12/31/2012	$7.08	$7.82	0
01/01/2013 to 12/31/2013	$7.82	$9.12	0
01/01/2014 to 12/31/2014	$9.12	$8.39	0
01/01/2015 to 12/31/2015	$8.39	$8.34	0
01/01/2016 to 12/31/2016	$8.34	$8.36	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.16	$12.74	0
01/01/2011 to 12/31/2011	$12.74	$11.71	0
01/01/2012 to 12/31/2012	$11.71	$13.74	0
01/01/2013 to 12/31/2013	$13.74	$18.72	0
01/01/2014 to 12/31/2014	$18.72	$18.93	0
01/01/2015 to 12/31/2015	$18.93	$18.68	0
01/01/2016 to 12/31/2016	$18.68	$18.29	0
*Denotes the start date of these sub-accounts

Optimum XTRA
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement Service Charge

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$10.95	$8.09	371,911
01/01/2009 to 12/31/2009	$8.09	$9.96	250,364
01/01/2010 to 12/31/2010	$9.96	$11.04	243,717
01/01/2011 to 12/31/2011	$11.04	$10.64	237,622
01/01/2012 to 12/31/2012	$10.64	$11.86	240,813
01/01/2013 to 12/31/2013	$11.86	$12.91	234,834
01/01/2014 to 12/31/2014	$12.91	$13.27	327,654
01/01/2015 to 12/31/2015	$13.27	$12.71	309,303
01/01/2016 to 12/31/2016	$12.71	$13.38	368,452
AST American Century Income & Growth Portfolio
06/30/2008 to 12/31/2008	$15.35	$11.33	154,997
01/01/2009 to 12/31/2009	$11.33	$13.21	198,496
01/01/2010 to 12/31/2010	$13.21	$14.89	169,315
01/01/2011 to 12/31/2011	$14.89	$15.27	162,593
01/01/2012 to 05/04/2012	$15.27	$16.63	0
AST Balanced Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$11.00	$8.37	237,851
01/01/2009 to 12/31/2009	$8.37	$10.22	257,542
01/01/2010 to 12/31/2010	$10.22	$11.36	323,653
01/01/2011 to 12/31/2011	$11.36	$11.11	402,312
01/01/2012 to 12/31/2012	$11.11	$12.37	420,485
01/01/2013 to 12/31/2013	$12.37	$14.41	443,366
01/01/2014 to 12/31/2014	$14.41	$15.19	671,511
01/01/2015 to 12/31/2015	$15.19	$15.11	761,478
01/01/2016 to 12/31/2016	$15.11	$15.91	861,509
AST BlackRock Low Duration Bond Portfolio
06/30/2008 to 12/31/2008	$16.94	$16.63	417,181
01/01/2009 to 12/31/2009	$16.63	$18.15	376,120
01/01/2010 to 12/31/2010	$18.15	$18.67	283,949
01/01/2011 to 12/31/2011	$18.67	$18.90	241,831
01/01/2012 to 12/31/2012	$18.90	$19.58	267,544
01/01/2013 to 12/31/2013	$19.58	$18.97	254,029
01/01/2014 to 12/31/2014	$18.97	$18.76	315,321
01/01/2015 to 12/31/2015	$18.76	$18.66	344,136
01/01/2016 to 12/31/2016	$18.66	$18.78	348,563
AST BlackRock/Loomis Sayles Bond Portfolio
06/30/2008 to 12/31/2008	$20.64	$19.82	673,230
01/01/2009 to 12/31/2009	$19.82	$22.86	695,034
01/01/2010 to 12/31/2010	$22.86	$24.38	586,949
01/01/2011 to 12/31/2011	$24.38	$24.90	532,204
01/01/2012 to 12/31/2012	$24.90	$26.95	554,965
01/01/2013 to 12/31/2013	$26.95	$26.19	425,830
01/01/2014 to 12/31/2014	$26.19	$27.03	366,814
01/01/2015 to 12/31/2015	$27.03	$26.19	347,903
01/01/2016 to 12/31/2016	$26.19	$27.03	309,655

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2015
06/30/2008 to 12/31/2008	$9.73	$11.38	161,639
01/01/2009 to 12/31/2009	$11.38	$11.23	140,596
01/01/2010 to 12/31/2010	$11.23	$12.16	82,764
01/01/2011 to 12/31/2011	$12.16	$12.81	90,616
01/01/2012 to 12/31/2012	$12.81	$13.06	53,184
01/01/2013 to 12/31/2013	$13.06	$12.89	60,588
01/01/2014 to 12/31/2014	$12.89	$12.74	63,451
01/01/2015 to 12/31/2015	$12.74	$12.58	0
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$10.00	$9.45	981
01/01/2010 to 12/31/2010	$9.45	$10.35	1,607
01/01/2011 to 12/31/2011	$10.35	$11.23	5,489
01/01/2012 to 12/31/2012	$11.23	$11.58	5,649
01/01/2013 to 12/31/2013	$11.58	$11.39	1,513
01/01/2014 to 12/31/2014	$11.39	$11.33	0
01/01/2015 to 12/31/2015	$11.33	$11.19	23,531
01/01/2016 to 12/31/2016	$11.19	$11.13	0
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$10.00	$10.85	0
01/01/2011 to 12/31/2011	$10.85	$11.97	1,453
01/01/2012 to 12/31/2012	$11.97	$12.45	2,044
01/01/2013 to 12/31/2013	$12.45	$12.08	3
01/01/2014 to 12/31/2014	$12.08	$12.13	0
01/01/2015 to 12/31/2015	$12.13	$12.02	8,777
01/01/2016 to 12/31/2016	$12.02	$12.04	204,506
AST Bond Portfolio 2018
06/30/2008 to 12/31/2008	$9.70	$12.13	11,683
01/01/2009 to 12/31/2009	$12.13	$11.28	9,475
01/01/2010 to 12/31/2010	$11.28	$12.41	0
01/01/2011 to 12/31/2011	$12.41	$13.96	2,627
01/01/2012 to 12/31/2012	$13.96	$14.61	4,673
01/01/2013 to 12/31/2013	$14.61	$14.01	23,692
01/01/2014 to 12/31/2014	$14.01	$14.24	12,082
01/01/2015 to 12/31/2015	$14.24	$14.21	14,482
01/01/2016 to 12/31/2016	$14.21	$14.29	41,234
AST Bond Portfolio 2019
06/30/2008 to 12/31/2008	$9.72	$12.20	9,569
01/01/2009 to 12/31/2009	$12.20	$11.14	0
01/01/2010 to 12/31/2010	$11.14	$12.29	4,945
01/01/2011 to 12/31/2011	$12.29	$14.11	0
01/01/2012 to 12/31/2012	$14.11	$14.78	12,165
01/01/2013 to 12/31/2013	$14.78	$13.93	22,233
01/01/2014 to 12/31/2014	$13.93	$14.38	20,528
01/01/2015 to 12/31/2015	$14.38	$14.39	58,258
01/01/2016 to 12/31/2016	$14.39	$14.45	182,661
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$10.00	$8.86	0
01/01/2010 to 12/31/2010	$8.86	$9.81	1,268
01/01/2011 to 12/31/2011	$9.81	$11.53	0
01/01/2012 to 12/31/2012	$11.53	$12.13	768
01/01/2013 to 12/31/2013	$12.13	$11.23	169,824
01/01/2014 to 12/31/2014	$11.23	$11.80	176,463
01/01/2015 to 12/31/2015	$11.80	$11.86	202,920
01/01/2016 to 12/31/2016	$11.86	$11.97	343,163

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$10.00	$11.10	2,981
01/01/2011 to 12/31/2011	$11.10	$13.22	6,222
01/01/2012 to 12/31/2012	$13.22	$13.97	0
01/01/2013 to 12/31/2013	$13.97	$12.87	0
01/01/2014 to 12/31/2014	$12.87	$13.72	5,617
01/01/2015 to 12/31/2015	$13.72	$13.82	15,005
01/01/2016 to 12/31/2016	$13.82	$13.96	94,416
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$10.00	$12.12	3,562
01/01/2012 to 12/31/2012	$12.12	$12.70	19,197
01/01/2013 to 12/31/2013	$12.70	$11.35	1,129
01/01/2014 to 12/31/2014	$11.35	$12.40	15,823
01/01/2015 to 12/31/2015	$12.40	$12.53	20,638
01/01/2016 to 12/31/2016	$12.53	$12.63	47,236
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$10.00	$10.48	10,462
01/01/2013 to 12/31/2013	$10.48	$9.32	119,441
01/01/2014 to 12/31/2014	$9.32	$10.39	49,103
01/01/2015 to 12/31/2015	$10.39	$10.57	9,401
01/01/2016 to 12/31/2016	$10.57	$10.66	206,280
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$10.00	$8.82	84,645
01/01/2014 to 12/31/2014	$8.82	$10.01	89,238
01/01/2015 to 12/31/2015	$10.01	$10.19	12,269
01/01/2016 to 12/31/2016	$10.19	$10.28	30,750
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$10.00	$11.39	50,736
01/01/2015 to 12/31/2015	$11.39	$11.51	164,266
01/01/2016 to 12/31/2016	$11.51	$11.67	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$10.00	$10.02	51,230
01/01/2016 to 12/31/2016	$10.02	$10.12	1,049,011
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$10.00	$9.96	877,396
AST Capital Growth Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$11.00	$7.88	495,503
01/01/2009 to 12/31/2009	$7.88	$9.78	462,021
01/01/2010 to 12/31/2010	$9.78	$10.98	364,312
01/01/2011 to 12/31/2011	$10.98	$10.61	310,209
01/01/2012 to 12/31/2012	$10.61	$11.94	351,268
01/01/2013 to 12/31/2013	$11.94	$14.50	365,259
01/01/2014 to 12/31/2014	$14.50	$15.36	564,051
01/01/2015 to 12/31/2015	$15.36	$15.29	481,642
01/01/2016 to 12/31/2016	$15.29	$16.17	644,566
AST Cohen & Steers Realty Portfolio
06/30/2008 to 12/31/2008	$23.85	$15.86	111,995
01/01/2009 to 12/31/2009	$15.86	$20.71	96,981
01/01/2010 to 12/31/2010	$20.71	$26.39	88,762
01/01/2011 to 12/31/2011	$26.39	$27.85	75,280
01/01/2012 to 12/31/2012	$27.85	$31.80	92,654
01/01/2013 to 12/31/2013	$31.80	$32.47	76,651
01/01/2014 to 12/31/2014	$32.47	$42.08	61,673
01/01/2015 to 12/31/2015	$42.08	$43.68	60,999
01/01/2016 to 12/31/2016	$43.68	$45.33	57,772

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$24.76	$17.56	379,447
01/01/2009 to 12/31/2009	$17.56	$20.72	266,028
01/01/2010 to 12/31/2010	$20.72	$23.16	214,419
01/01/2011 to 12/31/2011	$23.16	$21.66	193,150
01/01/2012 to 12/31/2012	$21.66	$25.66	182,309
01/01/2013 to 12/31/2013	$25.66	$33.93	177,804
01/01/2014 to 12/31/2014	$33.93	$38.00	225,380
01/01/2015 to 12/31/2015	$38.00	$35.88	307,497
01/01/2016 to 12/31/2016	$35.88	$39.63	267,928
AST Goldman Sachs Mid-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$5.17	$3.18	295,139
01/01/2009 to 12/31/2009	$3.18	$4.95	301,894
01/01/2010 to 12/31/2010	$4.95	$5.87	288,663
01/01/2011 to 12/31/2011	$5.87	$5.64	242,754
01/01/2012 to 12/31/2012	$5.64	$6.68	295,653
01/01/2013 to 12/31/2013	$6.68	$8.74	280,627
01/01/2014 to 12/31/2014	$8.74	$9.65	303,027
01/01/2015 to 12/31/2015	$9.65	$9.01	805,485
01/01/2016 to 12/31/2016	$9.01	$9.07	723,416
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
06/30/2008 to 12/31/2008	$14.28	$14.35	2,934,205
01/01/2009 to 12/31/2009	$14.35	$14.25	1,421,640
01/01/2010 to 12/31/2010	$14.25	$14.11	1,176,323
01/01/2011 to 12/31/2011	$14.11	$13.97	824,499
01/01/2012 to 12/31/2012	$13.97	$13.83	713,101
01/01/2013 to 12/31/2013	$13.83	$13.69	710,651
01/01/2014 to 12/31/2014	$13.69	$13.55	1,050,285
01/01/2015 to 12/31/2015	$13.55	$13.42	966,611
01/01/2016 to 12/31/2016	$13.42	$13.28	903,599
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$21.12	$14.72	267,385
01/01/2009 to 12/31/2009	$14.72	$17.40	205,587
01/01/2010 to 12/31/2010	$17.40	$19.50	184,694
01/01/2011 to 12/31/2011	$19.50	$18.50	150,135
01/01/2012 to 12/31/2012	$18.50	$21.40	129,302
01/01/2013 to 12/31/2013	$21.40	$29.63	125,403
01/01/2014 to 12/31/2014	$29.63	$33.37	125,702
01/01/2015 to 12/31/2015	$33.37	$30.45	110,236
01/01/2016 to 12/31/2016	$30.45	$36.14	107,925
AST International Growth Portfolio
06/30/2008 to 12/31/2008	$23.13	$13.01	552,699
01/01/2009 to 12/31/2009	$13.01	$17.42	377,357
01/01/2010 to 12/31/2010	$17.42	$19.75	307,090
01/01/2011 to 12/31/2011	$19.75	$17.03	256,898
01/01/2012 to 12/31/2012	$17.03	$20.29	244,689
01/01/2013 to 12/31/2013	$20.29	$23.91	227,893
01/01/2014 to 12/31/2014	$23.91	$22.37	244,156
01/01/2015 to 12/31/2015	$22.37	$22.84	237,935
01/01/2016 to 12/31/2016	$22.84	$21.76	216,608

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST International Value Portfolio
06/30/2008 to 12/31/2008	$20.55	$13.26	126,470
01/01/2009 to 12/31/2009	$13.26	$17.13	165,528
01/01/2010 to 12/31/2010	$17.13	$18.84	155,007
01/01/2011 to 12/31/2011	$18.84	$16.31	132,978
01/01/2012 to 12/31/2012	$16.31	$18.84	69,926
01/01/2013 to 12/31/2013	$18.84	$22.29	59,140
01/01/2014 to 12/31/2014	$22.29	$20.59	60,486
01/01/2015 to 12/31/2015	$20.59	$20.55	55,206
01/01/2016 to 12/31/2016	$20.55	$20.46	51,372
AST J.P. Morgan International Equity Portfolio
06/30/2008 to 12/31/2008	$23.35	$15.14	128,075
01/01/2009 to 12/31/2009	$15.14	$20.37	111,338
01/01/2010 to 12/31/2010	$20.37	$21.61	99,329
01/01/2011 to 12/31/2011	$21.61	$19.43	88,820
01/01/2012 to 12/31/2012	$19.43	$23.46	106,686
01/01/2013 to 12/31/2013	$23.46	$26.79	85,086
01/01/2014 to 12/31/2014	$26.79	$24.83	91,810
01/01/2015 to 12/31/2015	$24.83	$23.90	105,108
01/01/2016 to 12/31/2016	$23.90	$24.11	100,615
AST Loomis Sayles Large-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$19.26	$12.43	710,826
01/01/2009 to 12/31/2009	$12.43	$15.97	454,565
01/01/2010 to 12/31/2010	$15.97	$18.93	364,357
01/01/2011 to 12/31/2011	$18.93	$18.57	314,477
01/01/2012 to 12/31/2012	$18.57	$20.64	298,859
01/01/2013 to 12/31/2013	$20.64	$27.92	283,764
01/01/2014 to 12/31/2014	$27.92	$30.57	483,667
01/01/2015 to 12/31/2015	$30.57	$33.31	453,208
01/01/2016 to 12/31/2016	$33.31	$34.82	409,226
AST Lord Abbett Core Fixed Income Portfolio
06/30/2008 to 12/31/2008	$14.42	$11.16	140,679
01/01/2009 to 12/31/2009	$11.16	$14.87	152,690
01/01/2010 to 12/31/2010	$14.87	$16.69	119,402
01/01/2011 to 12/31/2011	$16.69	$18.20	95,056
01/01/2012 to 12/31/2012	$18.20	$19.09	125,238
01/01/2013 to 12/31/2013	$19.09	$18.52	176,423
01/01/2014 to 12/31/2014	$18.52	$19.51	186,315
01/01/2015 to 12/31/2015	$19.51	$19.20	238,289
01/01/2016 to 12/31/2016	$19.20	$19.50	267,817
AST MFS Growth Portfolio
06/30/2008 to 12/31/2008	$9.28	$6.30	283,991
01/01/2009 to 12/31/2009	$6.30	$7.75	357,512
01/01/2010 to 12/31/2010	$7.75	$8.65	303,538
01/01/2011 to 12/31/2011	$8.65	$8.52	270,926
01/01/2012 to 12/31/2012	$8.52	$9.87	195,704
01/01/2013 to 12/31/2013	$9.87	$13.36	147,093
01/01/2014 to 12/31/2014	$13.36	$14.38	157,123
01/01/2015 to 12/31/2015	$14.38	$15.26	169,019
01/01/2016 to 12/31/2016	$15.26	$15.40	177,915

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Neuberger Berman Mid-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$26.13	$16.69	258,551
01/01/2009 to 12/31/2009	$16.69	$21.45	202,478
01/01/2010 to 12/31/2010	$21.45	$27.32	181,262
01/01/2011 to 12/31/2011	$27.32	$27.50	154,240
01/01/2012 to 12/31/2012	$27.50	$30.60	127,169
01/01/2013 to 12/31/2013	$30.60	$40.17	109,479
01/01/2014 to 12/31/2014	$40.17	$42.93	105,092
01/01/2015 to 10/16/2015	$42.93	$44.25	0
AST Neuberger Berman Small-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$10.79	$6.99	185,040
01/01/2009 to 12/31/2009	$6.99	$8.48	130,897
01/01/2010 to 12/31/2010	$8.48	$10.10	108,496
01/01/2011 to 04/29/2011	$10.10	$11.35	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
06/30/2008 to 12/31/2008	$33.25	$20.51	269,632
01/01/2009 to 12/31/2009	$20.51	$28.55	181,892
01/01/2010 to 12/31/2010	$28.55	$34.89	147,445
01/01/2011 to 12/31/2011	$34.89	$33.69	125,064
01/01/2012 to 12/31/2012	$33.69	$39.06	118,486
01/01/2013 to 12/31/2013	$39.06	$54.91	108,908
01/01/2014 to 12/31/2014	$54.91	$62.11	125,689
01/01/2015 to 12/31/2015	$62.11	$58.02	124,582
01/01/2016 to 12/31/2016	$58.02	$67.92	111,615
AST Preservation Asset Allocation Portfolio
06/30/2008 to 12/31/2008	$11.02	$9.21	152,701
01/01/2009 to 12/31/2009	$9.21	$10.94	182,513
01/01/2010 to 12/31/2010	$10.94	$11.98	203,990
01/01/2011 to 12/31/2011	$11.98	$11.98	173,004
01/01/2012 to 12/31/2012	$11.98	$13.09	274,996
01/01/2013 to 12/31/2013	$13.09	$14.15	348,267
01/01/2014 to 12/31/2014	$14.15	$14.82	425,734
01/01/2015 to 12/31/2015	$14.82	$14.69	503,132
01/01/2016 to 12/31/2016	$14.69	$15.35	578,618
AST Small-Cap Growth Opportunities Portfolio
06/30/2008 to 12/31/2008	$11.27	$7.55	125,578
01/01/2009 to 12/31/2009	$7.55	$9.92	89,622
01/01/2010 to 12/31/2010	$9.92	$13.01	81,914
01/01/2011 to 12/31/2011	$13.01	$11.19	137,269
01/01/2012 to 12/31/2012	$11.19	$13.30	130,099
01/01/2013 to 12/31/2013	$13.30	$18.55	126,485
01/01/2014 to 12/31/2014	$18.55	$19.27	145,335
01/01/2015 to 12/31/2015	$19.27	$19.33	147,432
01/01/2016 to 12/31/2016	$19.33	$20.61	128,119
AST Small-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$17.11	$11.66	196,511
01/01/2009 to 12/31/2009	$11.66	$15.45	165,746
01/01/2010 to 12/31/2010	$15.45	$20.87	138,847
01/01/2011 to 12/31/2011	$20.87	$20.46	118,573
01/01/2012 to 12/31/2012	$20.46	$22.72	122,406
01/01/2013 to 12/31/2013	$22.72	$30.40	97,212
01/01/2014 to 12/31/2014	$30.40	$31.25	88,416
01/01/2015 to 12/31/2015	$31.25	$31.18	88,541
01/01/2016 to 12/31/2016	$31.18	$34.59	87,562

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Small-Cap Value Portfolio
06/30/2008 to 12/31/2008	$21.46	$16.30	265,536
01/01/2009 to 12/31/2009	$16.30	$20.49	179,703
01/01/2010 to 12/31/2010	$20.49	$25.56	142,958
01/01/2011 to 12/31/2011	$25.56	$23.79	125,180
01/01/2012 to 12/31/2012	$23.79	$27.83	104,650
01/01/2013 to 12/31/2013	$27.83	$37.86	104,841
01/01/2014 to 12/31/2014	$37.86	$39.45	128,407
01/01/2015 to 12/31/2015	$39.45	$37.37	128,308
01/01/2016 to 12/31/2016	$37.37	$47.81	112,783
AST T. Rowe Price Equity Income Portfolio
06/30/2008 to 12/31/2008	$12.20	$8.54	201,923
01/01/2009 to 12/31/2009	$8.54	$10.47	124,152
01/01/2010 to 12/31/2010	$10.47	$11.74	109,186
01/01/2011 to 12/31/2011	$11.74	$11.43	78,033
01/01/2012 to 12/31/2012	$11.43	$13.27	174,018
01/01/2013 to 12/31/2013	$13.27	$17.03	99,497
01/01/2014 to 12/31/2014	$17.03	$18.12	123,842
01/01/2015 to 10/16/2015	$18.12	$16.89	0
AST T. Rowe Price Large-Cap Growth Portfolio
06/30/2008 to 12/31/2008	$15.27	$9.96	118,069
01/01/2009 to 12/31/2009	$9.96	$15.12	139,111
01/01/2010 to 12/31/2010	$15.12	$17.33	91,822
01/01/2011 to 12/31/2011	$17.33	$16.87	92,278
01/01/2012 to 12/31/2012	$16.87	$19.63	117,823
01/01/2013 to 12/31/2013	$19.63	$28.00	106,243
01/01/2014 to 12/31/2014	$28.00	$30.03	124,055
01/01/2015 to 12/31/2015	$30.03	$32.58	159,880
01/01/2016 to 12/31/2016	$32.58	$33.12	155,469
AST Templeton Global Bond Portfolio
06/30/2008 to 12/31/2008	$16.62	$15.75	157,502
01/01/2009 to 12/31/2009	$15.75	$17.49	152,843
01/01/2010 to 12/31/2010	$17.49	$18.30	130,474
01/01/2011 to 12/31/2011	$18.30	$18.87	127,285
01/01/2012 to 12/31/2012	$18.87	$19.66	130,910
01/01/2013 to 12/31/2013	$19.66	$18.73	127,379
01/01/2014 to 12/31/2014	$18.73	$18.65	144,106
01/01/2015 to 12/31/2015	$18.65	$17.61	142,199
01/01/2016 to 12/31/2016	$17.61	$18.19	118,128
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
06/30/2008 to 12/31/2008	$12.71	$9.17	175,827
01/01/2009 to 12/31/2009	$9.17	$10.73	110,665
01/01/2010 to 12/31/2010	$10.73	$11.95	84,321
01/01/2011 to 12/31/2011	$11.95	$11.77	70,324
01/01/2012 to 12/31/2012	$11.77	$13.21	70,906
01/01/2013 to 12/31/2013	$13.21	$17.61	70,433
01/01/2014 to 12/31/2014	$17.61	$17.71	71,306
01/01/2015 to 12/31/2015	$17.71	$16.47	68,125
01/01/2016 to 12/31/2016	$16.47	$17.30	58,433

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
06/30/2008 to 12/31/2008	$13.15	$8.65	81,270
01/01/2009 to 12/31/2009	$8.65	$11.89	67,540
01/01/2010 to 12/31/2010	$11.89	$14.55	63,900
01/01/2011 to 12/31/2011	$14.55	$13.91	39,508
01/01/2012 to 12/31/2012	$13.91	$16.30	57,927
01/01/2013 to 12/31/2013	$16.30	$21.37	35,635
01/01/2014 to 12/31/2014	$21.37	$24.32	39,075
01/01/2015 to 12/31/2015	$24.32	$22.49	34,907
01/01/2016 to 12/31/2016	$22.49	$25.38	42,814
AST Western Asset Core Plus Bond Portfolio
06/30/2008 to 12/31/2008	$10.11	$9.37	57,790
01/01/2009 to 12/31/2009	$9.37	$10.36	14,693
01/01/2010 to 12/31/2010	$10.36	$11.05	13,807
01/01/2011 to 12/31/2011	$11.05	$11.60	26,245
01/01/2012 to 12/31/2012	$11.60	$12.39	38,757
01/01/2013 to 12/31/2013	$12.39	$12.08	28,282
01/01/2014 to 12/31/2014	$12.08	$12.82	64,295
01/01/2015 to 12/31/2015	$12.82	$12.85	107,742
01/01/2016 to 12/31/2016	$12.85	$13.38	119,515
Evergreen VA International Equity Fund
06/30/2008 to 12/31/2008	$17.39	$11.40	35,866
01/01/2009 to 12/31/2009	$11.40	$13.08	27,089
01/01/2010 to 07/16/2010	$13.08	$12.47	0
Evergreen VA Omega Fund
06/30/2008 to 12/31/2008	$10.68	$8.49	6,360
01/01/2009 to 12/31/2009	$8.49	$12.10	13,022
01/01/2010 to 07/16/2010	$12.10	$11.34	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.49	$15.14	24,499
01/01/2011 to 12/31/2011	$15.14	$13.07	29,906
01/01/2012 to 12/31/2012	$13.07	$14.71	29,228
01/01/2013 to 12/31/2013	$14.71	$17.47	30,007
01/01/2014 to 12/31/2014	$17.47	$16.38	24,619
01/01/2015 to 12/31/2015	$16.38	$16.59	24,849
01/01/2016 to 12/31/2016	$16.59	$16.96	26,081
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.34	$14.34	6,844
01/01/2011 to 12/31/2011	$14.34	$13.44	14,852
01/01/2012 to 12/31/2012	$13.44	$16.07	10,531
01/01/2013 to 12/31/2013	$16.07	$22.30	9,762
01/01/2014 to 12/31/2014	$22.30	$22.98	17,102
01/01/2015 to 12/31/2015	$22.98	$23.12	12,954
01/01/2016 to 12/31/2016	$23.12	$23.07	12,271
*Denotes the start date of these sub-accounts

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
ASSETS
Investment in the portfolios, at fair value	$704,432,413	$496,240,849	$583,213,757	$158,081,934	$845,590,866
Net Assets	$704,432,413	$496,240,849	$583,213,757	$158,081,934	$845,590,866

NET ASSETS, representing:
Accumulation units	$704,432,413	$496,240,849	$583,213,757	$158,081,934	$845,590,866
	$704,432,413	$496,240,849	$583,213,757	$158,081,934	$845,590,866

Units outstanding	30,848,696	23,078,342	53,815,701	3,928,320	51,381,773

Portfolio shares held	24,874,026	19,746,950	583,213,757	14,516,247	49,594,772
Portfolio net asset value per share	$28.32	$25.13	$1.00	$10.89	$17.05
Investment in portfolio shares, at cost	$502,085,291	$374,246,386	$583,213,757	$129,103,981	$681,983,742

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	10,847,563	8,312,863	9,109,177	2,431,672	15,067,348

NET INVESTMENT INCOME (LOSS)	(10,847,563)	(8,312,863)	(9,109,177)	(2,431,672)	(15,067,348)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	68,770,304	80,624,594	—	16,356,712	54,499,772
Net change in unrealized gain (loss) on investments	4,270,884	(74,661,705)	—	(10,276,515)	(24,266,474)
NET GAIN (LOSS) ON INVESTMENTS	73,041,188	5,962,889	—	6,080,197	30,233,298

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$62,193,625	$(2,349,974)	$(9,109,177)	$3,648,525	$15,165,950

The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Value Equity Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$82,219,103	$212,196,345	$225,039,697	$83,454,690	$289,355,484
Net Assets	$82,219,103	$212,196,345	$225,039,697	$83,454,690	$289,355,484

NET ASSETS, representing:
Accumulation units	$82,219,103	$212,196,345	$225,039,697	$83,454,690	$289,355,484
	$82,219,103	$212,196,345	$225,039,697	$83,454,690	$289,355,484

Units outstanding	4,705,195	9,501,246	9,808,230	3,333,367	7,880,112

Portfolio shares held	6,329,415	22,646,355	14,490,644	3,836,997	10,845,408
Portfolio net asset value per share	$12.99	$9.37	$15.53	$21.75	$26.68
Investment in portfolio shares, at cost	$66,906,825	$192,990,482	$154,643,055	$68,324,689	$164,685,240

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Value Equity Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	1,305,978	2,955,301	3,416,665	1,255,926	3,957,965
NET INVESTMENT INCOME (LOSS)	(1,305,978)	(2,955,301)	(3,416,665)	(1,255,926)	(3,957,965)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,640,514	1,491,374	24,867,692	9,773,181	26,863,686
Net change in unrealized gain (loss) on investments	(1,533,414)	28,102,516	(10,087,067)	155,933	40,064,803
NET GAIN (LOSS) ON INVESTMENTS	4,107,100	29,593,890	14,780,625	9,929,114	66,928,489

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,801,122	$26,638,589	$11,363,960	$8,673,188	$62,970,524

The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$437,211,527	$208,347,615	$270,243,798	$285,071,977	$888,257,347
Net Assets	$437,211,527	$208,347,615	$270,243,798	$285,071,977	$888,257,347

NET ASSETS, representing:
Accumulation units	$437,211,527	$208,347,615	$270,243,798	$285,071,977	$888,257,347
	$437,211,527	$208,347,615	$270,243,798	$285,071,977	$888,257,347

Units outstanding	35,196,250	5,050,711	12,782,200	16,080,235	35,249,915

Portfolio shares held	58,923,386	9,841,645	10,827,075	23,309,238	23,686,863
Portfolio net asset value per share	$7.42	$21.17	$24.96	$12.23	$37.50
Investment in portfolio shares, at cost	$429,114,783	$152,890,136	$184,765,863	$273,510,506	$590,552,309

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	7,032,400	2,903,910	3,991,143	4,641,064	13,940,050

NET INVESTMENT INCOME (LOSS)	(7,032,400)	(2,903,910)	(3,991,143)	(4,641,064)	(13,940,050)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	34,740,799	22,619,854	20,929,129	6,995,300	88,869,024
Net change in unrealized gain (loss) on investments	(32,160,928)	17,815,198	22,745,345	1,036,171	(41,417,284)
NET GAIN (LOSS) ON INVESTMENTS	2,579,871	40,435,052	43,674,474	8,031,471	47,451,740

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(4,452,529)	$37,531,142	$39,683,331	$3,390,407	$33,511,690

The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$199,925,521	$374,923,461	$143,791,622	$347,993,883	$1,214,177,841
Net Assets	$199,925,521	$374,923,461	$143,791,622	$347,993,883	$1,214,177,841

NET ASSETS, representing:
Accumulation units	$199,925,521	$374,923,461	$143,791,622	$347,993,883	$1,214,177,841
	$199,925,521	$374,923,461	$143,791,622	$347,993,883	$1,214,177,841

Units outstanding	12,479,006	8,643,865	5,459,012	24,854,155	70,181,102

Portfolio shares held	11,021,253	12,220,452	4,003,108	32,953,966	92,898,075
Portfolio net asset value per share	$18.14	$30.68	$35.92	$10.56	$13.07
Investment in portfolio shares, at cost	$127,921,826	$222,936,635	$117,888,597	$346,594,906	$1,134,453,751

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	3,233,372	5,046,509	2,119,590	5,660,654	20,424,381

NET INVESTMENT INCOME (LOSS)	(3,233,372)	(5,046,509)	(2,119,590)	(5,660,654)	(20,424,381)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	22,860,085	34,776,374	13,254,713	(768,757)	18,666,234
Net change in unrealized gain (loss) on investments	(19,799,414)	21,653,251	758,780	6,924,172	35,566,797
NET GAIN (LOSS) ON INVESTMENTS	3,060,671	56,429,625	14,013,493	6,155,415	54,233,031

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(172,701)	$51,383,116	$11,893,903	$494,761	$33,808,650

The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$178,788,114	$146,743,080	$2,484,301,477	$116,299,393	$212,926,276
Net Assets	$178,788,114	$146,743,080	$2,484,301,477	$116,299,393	$212,926,276

NET ASSETS, representing:
Accumulation units	$178,788,114	$146,743,080	$2,484,301,477	$116,299,393	$212,926,276
	$178,788,114	$146,743,080	$2,484,301,477	$116,299,393	$212,926,276

Units outstanding	7,871,267	5,285,835	121,957,514	7,932,431	8,903,020

Portfolio shares held	7,154,386	7,001,101	97,884,219	6,699,274	12,850,107
Portfolio net asset value per share	$24.99	$20.96	$25.38	$17.36	$16.57
Investment in portfolio shares, at cost	$129,903,386	$139,420,758	$1,960,245,240	$103,736,788	$192,489,195

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	2,395,710	2,146,705	41,027,268	1,940,121	3,565,848

NET INVESTMENT INCOME (LOSS)	(2,395,710)	(2,146,705)	(41,027,268)	(1,940,121)	(3,565,848)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	18,963,793	(4,200,821)	120,914,625	1,288,351	25,357,312
Net change in unrealized gain (loss) on investments	2,703,114	32,813,029	49,336,718	(1,530,467)	(12,392,293)
NET GAIN (LOSS) ON INVESTMENTS	21,666,907	28,612,208	170,251,343	(242,116)	12,965,019

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$19,271,197	$26,465,503	$129,224,075	$(2,182,237)	$9,399,171

The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$149,957,251	$146,207,718	$310,842,426	$369,268,033	$4,366,612,652
Net Assets	$149,957,251	$146,207,718	$310,842,426	$369,268,033	$4,366,612,652

NET ASSETS, representing:
Accumulation units	$149,957,251	$146,207,718	$310,842,426	$369,268,033	$4,366,612,652
	$149,957,251	$146,207,718	$310,842,426	$369,268,033	$4,366,612,652

Units outstanding	8,193,919	9,497,243	16,103,157	28,129,997	290,610,583

Portfolio shares held	6,311,332	13,562,868	23,477,525	27,577,896	271,218,177
Portfolio net asset value per share	$23.76	$10.78	$13.24	$13.39	$16.10
Investment in portfolio shares, at cost	$142,032,488	$147,287,258	$275,239,695	$331,142,096	$3,114,279,821

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	2,320,894	2,241,183	5,013,578	6,246,304	77,582,685

NET INVESTMENT INCOME (LOSS)	(2,320,894)	(2,241,183)	(5,013,578)	(6,246,304)	(77,582,685)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6,038,027	(3,769,950)	15,534,859	22,147,316	247,669,633
Net change in unrealized gain (loss) on investments	(4,453,587)	9,709,651	(29,392,379)	(1,465,861)	22,547,319
NET GAIN (LOSS) ON INVESTMENTS	1,584,440	5,939,701	(13,857,520)	20,681,455	270,216,952

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(736,454)	$3,698,518	$(18,871,098)	$14,435,151	$192,634,267
The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio
ASSETS
Investment in the portfolios, at fair value	$2,038,309,543	$2,610,816,667	$1,852,755,272	$1,526,445,793	$775,397,314
Net Assets	$2,038,309,543	$2,610,816,667	$1,852,755,272	$1,526,445,793	$775,397,314

NET ASSETS, representing:
Accumulation units	$2,038,309,543	$2,610,816,667	$1,852,755,272	$1,526,445,793	$775,397,314
	$2,038,309,543	$2,610,816,667	$1,852,755,272	$1,526,445,793	$775,397,314

Units outstanding	164,069,162	175,198,498	129,994,592	107,424,563	65,645,594

Portfolio shares held	151,772,862	166,294,055	125,952,092	97,411,984	61,393,295
Portfolio net asset value per share	$13.43	$15.70	$14.71	$15.67	$12.63
Investment in portfolio shares, at cost	$1,693,283,521	$1,901,227,910	$1,483,423,885	$1,414,264,381	$658,896,690

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	37,534,067	44,777,810	33,939,048	24,825,364	13,392,316

NET INVESTMENT INCOME (LOSS)	(37,534,067)	(44,777,810)	(33,939,048)	(24,825,364)	(13,392,316)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	108,273,882	119,462,164	75,050,881	97,335,252	44,756,050
Net change in unrealized gain (loss) on investments	8,058,808	34,807,240	27,753,438	(11,531,683)	(10,776,354)
NET GAIN (LOSS) ON INVESTMENTS	116,332,690	154,269,404	102,804,319	85,803,569	33,979,696

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$78,798,623	$109,491,594	$68,865,271	$60,978,205	$20,587,380

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$583,430,834	$585,982,750	$473,796,478	$909,747	$3,373,657
Net Assets	$583,430,834	$585,982,750	$473,796,478	$909,747	$3,373,657

NET ASSETS, representing:
Accumulation units	$583,430,834	$585,982,750	$473,796,478	$909,747	$3,373,657
	$583,430,834	$585,982,750	$473,796,478	$909,747	$3,373,657

Units outstanding	44,703,634	48,165,319	37,396,985	51,796	146,245

Portfolio shares held	41,913,135	46,432,864	39,319,210	99,972	237,081
Portfolio net asset value per share	$13.92	$12.62	$12.05	$9.10	$14.23
Investment in portfolio shares, at cost	$470,421,131	$497,058,454	$436,333,866	$1,077,045	$2,921,270

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$10,905	$77,894

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	9,741,971	9,933,270	8,001,657	12,274	34,932

NET INVESTMENT INCOME (LOSS)	(9,741,971)	(9,933,270)	(8,001,657)	(1,369)	42,962

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	130,607	39,278
Net realized gain (loss) on shares redeemed	39,595,149	29,837,126	13,061,333	29,278	95,276
Net change in unrealized gain (loss) on investments	(13,998,197)	(1,982,807)	10,989,620	(77,022)	(37,386)
NET GAIN (LOSS) ON INVESTMENTS	25,596,952	27,854,319	24,050,953	82,863	97,168

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$15,854,981	$17,921,049	$16,049,296	$81,494	$140,130

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	Prudential SP International Growth Portfolio (Class I)	NVIT Developing Markets Fund	ProFund VP Asia 30	ProFund VP Banks
ASSETS
Investment in the portfolios, at fair value	$388,048	$3,894,685	$—	$7,913,913	$8,514,468
Net Assets	$388,048	$3,894,685	$—	$7,913,913	$8,514,468

NET ASSETS, representing:
Accumulation units	$388,048	$3,894,685	$—	$7,913,913	$8,514,468
	$388,048	$3,894,685	$—	$7,913,913	$8,514,468

Units outstanding	12,726	286,440	—	395,595	986,991

Portfolio shares held	25,346	657,886	—	167,455	384,574
Portfolio net asset value per share	$15.31	$5.92	$—	$47.26	$22.14
Investment in portfolio shares, at cost	$315,537	$4,042,117	$—	$8,074,869	$7,561,467

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	Prudential SP International Growth Portfolio (Class I)	NVIT Developing Markets Fund	ProFund VP Asia 30	ProFund VP Banks
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	8/5/2016**	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$755,082	$103,368	$9,893

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	3,679	58,962	275,276	128,243	50,412

NET INVESTMENT INCOME (LOSS)	(3,679)	(58,962)	479,806	(24,875)	(40,519)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	74,276	—	—	—	—
Net realized gain (loss) on shares redeemed	10,100	220,397	(6,069,344)	(1,257,453)	(259,269)
Net change in unrealized gain (loss) on investments	(38,826)	(424,372)	8,659,213	1,027,047	1,024,130
NET GAIN (LOSS) ON INVESTMENTS	45,550	(203,975)	2,589,869	(230,406)	764,861

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$41,871	$(262,937)	$3,069,675	$(255,281)	$724,342

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	ProFund VP Bear	ProFund VP Biotechnology	ProFund VP Basic Materials	ProFund VP UltraBull	ProFund VP Bull
ASSETS
Investment in the portfolios, at fair value	$4,236,952	$9,700,563	$8,774,245	$7,388,641	$26,468,834
Net Assets	$4,236,952	$9,700,563	$8,774,245	$7,388,641	$26,468,834

NET ASSETS, representing:
Accumulation units	$4,236,952	$9,700,563	$8,774,245	$7,388,641	$26,468,834
	$4,236,952	$9,700,563	$8,774,245	$7,388,641	$26,468,834

Units outstanding	2,068,507	373,417	468,974	445,968	1,486,445

Portfolio shares held	105,135	168,852	154,831	548,119	607,780
Portfolio net asset value per share	$40.30	$57.45	$56.67	$13.48	$43.55
Investment in portfolio shares, at cost	$4,416,570	$10,121,396	$8,227,351	$6,795,722	$25,482,080

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Bear	ProFund VP Biotechnology	ProFund VP Basic Materials	ProFund VP UltraBull	ProFund VP Bull
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$30,267	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	93,660	154,447	104,814	103,560	354,193

NET INVESTMENT INCOME (LOSS)	(93,660)	(154,447)	(74,547)	(103,560)	(354,193)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	161,756	—	1,392,415	477,484
Net realized gain (loss) on shares redeemed	(899,864)	(3,439,082)	(409,813)	(376,032)	(235,920)
Net change in unrealized gain (loss) on investments	(21,552)	620,601	1,581,376	435,238	1,513,612
NET GAIN (LOSS) ON INVESTMENTS	(921,416)	(2,656,725)	1,171,563	1,451,621	1,755,176

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,015,076)	$(2,811,172)	$1,097,016	$1,348,061	$1,400,983

The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	ProFund VP Consumer Services	ProFund VP Consumer Goods Portfolio	ProFund VP Oil & Gas	ProFund VP Europe 30	ProFund VP Financials
ASSETS
Investment in the portfolios, at fair value	$9,291,678	$10,411,194	$19,307,976	$10,658,955	$19,362,316
Net Assets	$9,291,678	$10,411,194	$19,307,976	$10,658,955	$19,362,316

NET ASSETS, representing:
Accumulation units	$9,291,678	$10,411,194	$19,307,976	$10,658,955	$19,362,316
	$9,291,678	$10,411,194	$19,307,976	$10,658,955	$19,362,316

Units outstanding	471,170	507,579	896,888	942,163	1,687,630

Portfolio shares held	150,888	175,924	499,818	511,466	544,344
Portfolio net asset value per share	$61.58	$59.18	$38.63	$20.84	$35.57
Investment in portfolio shares, at cost	$8,915,839	$10,312,992	$18,923,260	$10,301,874	$17,418,250

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Consumer Services	ProFund VP Consumer Goods Portfolio	ProFund VP Oil & Gas	ProFund VP Europe 30	ProFund VP Financials
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$154,000	$213,497	$317,039	$45,850

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	183,878	220,206	217,810	144,787	212,208

NET INVESTMENT INCOME (LOSS)	(183,878)	(66,206)	(4,313)	172,252	(166,358)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	124,431	—	—	—	—
Net realized gain (loss) on shares redeemed	(825,604)	636,570	(3,895,611)	(1,177,853)	304,100
Net change in unrealized gain (loss) on investments	976,802	(192,378)	7,129,733	1,466,740	1,502,892
NET GAIN (LOSS) ON INVESTMENTS	275,629	444,192	3,234,122	288,887	1,806,992

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$91,751	$377,986	$3,229,809	$461,139	$1,640,634

The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	ProFund VP U.S. Government Plus	ProFund VP Health Care	ACCESS VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet
ASSETS
Investment in the portfolios, at fair value	$9,485,960	$29,357,026	$19,771,965	$11,428,504	$6,531,385
Net Assets	$9,485,960	$29,357,026	$19,771,965	$11,428,504	$6,531,385

NET ASSETS, representing:
Accumulation units	$9,485,960	$29,357,026	$19,771,965	$11,428,504	$6,531,385
	$9,485,960	$29,357,026	$19,771,965	$11,428,504	$6,531,385

Units outstanding	501,443	1,493,228	980,607	537,953	123,445

Portfolio shares held	418,252	455,925	678,982	167,377	79,787
Portfolio net asset value per share	$22.68	$64.39	$29.12	$68.28	$81.86
Investment in portfolio shares, at cost	$9,645,015	$30,656,089	$19,875,169	$10,685,680	$6,461,316

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP U.S. Government Plus	ProFund VP Health Care	ACCESS VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$609,891	$14,308	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	270,899	593,659	215,476	119,074	92,617

NET INVESTMENT INCOME (LOSS)	(270,899)	(593,659)	394,415	(104,766)	(92,617)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	436,361
Net realized gain (loss) on shares redeemed	1,070,870	2,240,853	531,487	196,571	(168,785)
Net change in unrealized gain (loss) on investments	(181,067)	(4,578,788)	359,802	839,081	(358,166)
NET GAIN (LOSS) ON INVESTMENTS	889,803	(2,337,935)	891,289	1,035,652	(90,590)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$618,904	$(2,931,594)	$1,285,704	$930,886	$(183,207)

The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	ProFund VP Japan	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals
ASSETS
Investment in the portfolios, at fair value	$5,496,927	$14,055,197	$19,651,414	$23,708,035	$4,779,288
Net Assets	$5,496,927	$14,055,197	$19,651,414	$23,708,035	$4,779,288

NET ASSETS, representing:
Accumulation units	$5,496,927	$14,055,197	$19,651,414	$23,708,035	$4,779,288
	$5,496,927	$14,055,197	$19,651,414	$23,708,035	$4,779,288

Units outstanding	463,778	1,921,865	852,422	1,001,574	315,982

Portfolio shares held	125,215	749,211	443,999	526,611	134,932
Portfolio net asset value per share	$43.90	$18.76	$44.26	$45.02	$35.42
Investment in portfolio shares, at cost	$4,924,164	$14,708,829	$19,034,733	$22,228,646	$5,107,040

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Japan	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$34,645	$54,578

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	76,704	227,814	260,804	224,249	83,182

NET INVESTMENT INCOME (LOSS)	(76,704)	(227,814)	(260,804)	(189,604)	(28,604)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	1,079,332	303,822	332,178
Net realized gain (loss) on shares redeemed	(1,246,933)	5,598,065	(633,746)	635,017	(612,279)
Net change in unrealized gain (loss) on investments	953,936	(157,572)	1,351,206	2,259,007	(171,842)
NET GAIN (LOSS) ON INVESTMENTS	(292,997)	5,440,493	1,796,792	3,197,846	(451,943)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(369,701)	$5,212,679	$1,535,988	$3,008,242	$(480,547)

The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP NASDAQ-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth
ASSETS
Investment in the portfolios, at fair value	$8,657,835	$9,305,791	$17,931,101	$2,515,112	$22,673,093
Net Assets	$8,657,835	$9,305,791	$17,931,101	$2,515,112	$22,673,093

NET ASSETS, representing:
Accumulation units	$8,657,835	$9,305,791	$17,931,101	$2,515,112	$22,673,093
	$8,657,835	$9,305,791	$17,931,101	$2,515,112	$22,673,093

Units outstanding	348,000	5,621,732	1,079,216	195,197	838,868

Portfolio shares held	133,156	175,846	544,853	64,375	598,551
Portfolio net asset value per share	$65.02	$52.92	$32.91	$39.07	$37.88
Investment in portfolio shares, at cost	$8,843,715	$9,447,579	$17,667,416	$2,336,064	$21,239,557

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP NASDAQ-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$186,415	$—	$—	$2,670	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	150,559	85,837	275,488	23,573	255,360

NET INVESTMENT INCOME (LOSS)	35,856	(85,837)	(275,488)	(20,903)	(255,360)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	724,490	—	1,084,762
Net realized gain (loss) on shares redeemed	192,392	(176,982)	(1,224,837)	265,514	(714,175)
Net change in unrealized gain (loss) on investments	(111,607)	(84,455)	511,479	150,595	2,282,141
NET GAIN (LOSS) ON INVESTMENTS	80,785	(261,437)	11,132	416,109	2,652,728

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$116,641	$(347,274)	$(264,356)	$395,206	$2,397,368

The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology
ASSETS
Investment in the portfolios, at fair value	$388,924	$1,406,535	$261,514	$18,734,120	$6,161,793
Net Assets	$388,924	$1,406,535	$261,514	$18,734,120	$6,161,793

NET ASSETS, representing:
Accumulation units	$388,924	$1,406,535	$261,514	$18,734,120	$6,161,793
	$388,924	$1,406,535	$261,514	$18,734,120	$6,161,793

Units outstanding	239,119	1,415,740	165,563	826,550	543,089

Portfolio shares held	9,682	91,991	17,273	405,237	197,937
Portfolio net asset value per share	$40.17	$15.29	$15.14	$46.23	$31.13
Investment in portfolio shares, at cost	$387,597	$1,430,339	$260,984	$16,205,444	$5,796,275

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	7,163	23,725	10,376	191,976	73,306

NET INVESTMENT INCOME (LOSS)	(7,163)	(23,725)	(10,376)	(191,976)	(73,306)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	55,085	—	—	—	—
Net realized gain (loss) on shares redeemed	(138,327)	(156,390)	(325,309)	(420,993)	410,091
Net change in unrealized gain (loss) on investments	(8,593)	(34,264)	(68)	3,669,763	212,269
NET GAIN (LOSS) ON INVESTMENTS	(91,835)	(190,654)	(325,377)	3,248,770	622,360

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(98,998)	$(214,379)	$(335,753)	$3,056,794	$549,054

The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	ProFund VP Telecommunications	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities
ASSETS
Investment in the portfolios, at fair value	$6,814,660	$22,799,598	$35,718,706	$8,739,830	$20,609,104
Net Assets	$6,814,660	$22,799,598	$35,718,706	$8,739,830	$20,609,104

NET ASSETS, representing:
Accumulation units	$6,814,660	$22,799,598	$35,718,706	$8,739,830	$20,609,104
	$6,814,660	$22,799,598	$35,718,706	$8,739,830	$20,609,104

Units outstanding	622,302	667,571	6,056,730	397,518	1,019,763

Portfolio shares held	167,108	332,307	517,662	346,681	471,820
Portfolio net asset value per share	$40.78	$68.61	$69.00	$25.21	$43.68
Investment in portfolio shares, at cost	$6,514,111	$21,835,301	$35,151,105	$7,838,020	$19,859,134

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Telecommunications	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$122,802	$—	$—	$—	$375,945

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	110,577	197,563	412,432	86,446	375,677

NET INVESTMENT INCOME (LOSS)	12,225	(197,563)	(412,432)	(86,446)	268

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	3,350,507	—	701,881
Net realized gain (loss) on shares redeemed	586,253	3,990,736	(230,784)	932,115	736,251
Net change in unrealized gain (loss) on investments	442,850	2,065,167	(1,525,403)	1,072,670	1,465,297
NET GAIN (LOSS) ON INVESTMENTS	1,029,103	6,055,903	1,594,320	2,004,785	2,903,429

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,041,328	$5,858,340	$1,181,888	$1,918,339	$2,903,697

The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Rydex VT Nova	Rydex VT NASDAQ-100	Rydex VT Inverse S&P 500 Strategy
ASSETS
Investment in the portfolios, at fair value	$17,649,781	$18,603,042	$1,280,177	$7,781,154	$20,611
Net Assets	$17,649,781	$18,603,042	$1,280,177	$7,781,154	$20,611

NET ASSETS, representing:
Accumulation units	$17,649,781	$18,603,042	$1,280,177	$7,781,154	$20,611
	$17,649,781	$18,603,042	$1,280,177	$7,781,154	$20,611

Units outstanding	955,852	1,195,293	105,514	520,851	8,169

Portfolio shares held	307,060	447,942	14,291	244,076	245
Portfolio net asset value per share	$57.48	$41.53	$89.58	$31.88	$84.21
Investment in portfolio shares, at cost	$18,194,971	$16,902,192	$518,961	$5,452,630	$45,458
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Rydex VT Nova	Rydex VT NASDAQ-100	Rydex VT Inverse S&P 500 Strategy
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$7,857	$175,544	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	260,716	224,344	17,282	115,529	398

NET INVESTMENT INCOME (LOSS)	(252,859)	(48,800)	(17,282)	(115,529)	(398)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,480,353	—	—	1,002,518	—
Net realized gain (loss) on shares redeemed	(292,547)	(68,940)	96,602	489,275	(19,881)
Net change in unrealized gain (loss) on investments	(717,925)	2,007,143	84,590	(1,029,293)	16,518
NET GAIN (LOSS) ON INVESTMENTS	469,881	1,938,203	181,192	462,500	(3,363)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$217,022	$1,889,403	$163,910	$346,971	$(3,761)

The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	Invesco V.I. Global Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)	Wells Fargo VT Index Asset Allocation Fund (Class 2)	Wells Fargo VT International Equity Portfolio (Class 2)	Wells Fargo VT Small Cap Growth Portfolio (Class 2)
ASSETS
Investment in the portfolios, at fair value	$30,112,105	$16,817,274	$20,761,133	$328,708	$1,122,725
Net Assets	$30,112,105	$16,817,274	$20,761,133	$328,708	$1,122,725

NET ASSETS, representing:
Accumulation units	$30,112,105	$16,817,274	$20,761,133	$328,708	$1,122,725
	$30,112,105	$16,817,274	$20,761,133	$328,708	$1,122,725

Units outstanding	1,227,569	1,824,078	500,177	37,675	55,229

Portfolio shares held	1,248,947	940,038	1,083,566	73,867	134,781
Portfolio net asset value per share	$24.11	$17.89	$19.16	$4.45	$8.33
Investment in portfolio shares, at cost	$39,154,244	$16,802,873	$13,772,235	$354,454	$1,079,590

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	Invesco V.I. Global Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)	Wells Fargo VT Index Asset Allocation Fund (Class 2)	Wells Fargo VT International Equity Portfolio (Class 2)	Wells Fargo VT Small Cap Growth Portfolio (Class 2)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$193,891	$9,633	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	498,416	242,178	303,843	4,665	16,446

NET INVESTMENT INCOME (LOSS)	(498,416)	(242,178)	(109,952)	4,968	(16,446)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	5,144,698	778,667	617,769	26,073	109,071
Net realized gain (loss) on shares redeemed	2,833,202	857,774	1,092,804	(19,714)	93,851
Net change in unrealized gain (loss) on investments	(13,237,970)	(1,958,913)	(316,612)	(9,414)	(129,669)
NET GAIN (LOSS) ON INVESTMENTS	(5,260,070)	(322,472)	1,393,961	(3,055)	73,253

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(5,758,486)	$(564,650)	$1,284,009	$1,913	$56,807

The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	Wells Fargo VT Total Return Bond	AST FI Pyramis Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$1,084,883,996	$3,011,851,621	$1,685,524,228	$1,903,633,418
Net Assets	$—	$1,084,883,996	$3,011,851,621	$1,685,524,228	$1,903,633,418

NET ASSETS, representing:
Accumulation units	$—	$1,084,883,996	$3,011,851,621	$1,685,524,228	$1,903,633,418
	$—	$1,084,883,996	$3,011,851,621	$1,685,524,228	$1,903,633,418

Units outstanding	—	87,946,003	227,652,293	111,128,228	123,882,307

Portfolio shares held	—	85,088,941	210,766,384	104,496,232	264,761,254
Portfolio net asset value per share	$—	$12.75	$14.29	$16.13	$7.19
Investment in portfolio shares, at cost	$—	$878,077,746	$2,610,811,133	$1,241,632,454	$1,945,221,109

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	Wells Fargo VT Total Return Bond	AST FI Pyramis Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	4/29/2016**	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$13,069	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	12,904	19,708,583	49,580,323	29,617,923	34,782,986

NET INVESTMENT INCOME (LOSS)	165	(19,708,583)	(49,580,323)	(29,617,923)	(34,782,986)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	78,757	66,255,697	197,272,021	94,251,698	148,613,437
Net change in unrealized gain (loss) on investments	(14,533)	(26,377,304)	60,290,213	13,855,634	(34,788,919)
NET GAIN (LOSS) ON INVESTMENTS	64,224	39,878,393	257,562,234	108,107,332	113,824,518

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$64,389	$20,169,810	$207,981,911	$78,489,409	$79,041,532

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Bond Portfolio 2016
ASSETS
Investment in the portfolios, at fair value	$47,158,785	$45,951,839	$33,241,263	$88,364,767	$60,168
Net Assets	$47,158,785	$45,951,839	$33,241,263	$88,364,767	$60,168

NET ASSETS, representing:
Accumulation units	$47,158,785	$45,951,839	$33,241,263	$88,364,767	$60,168
	$47,158,785	$45,951,839	$33,241,263	$88,364,767	$60,168

Units outstanding	3,645,255	3,505,674	2,551,713	10,177,020	5,946

Portfolio shares held	3,730,917	4,363,897	2,941,705	11,045,596	6,900
Portfolio net asset value per share	$12.64	$10.53	$11.30	$8.00	$8.72
Investment in portfolio shares, at cost	$45,135,966	$44,996,068	$32,194,844	$89,157,020	$60,168

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Bond Portfolio 2016
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	1,106,932	1,026,491	571,521	1,417,129	453,266

NET INVESTMENT INCOME (LOSS)	(1,106,932)	(1,026,491)	(571,521)	(1,417,129)	(453,266)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	787,410	1,627,023	1,567,105	(9,626,355)	(22,115)
Net change in unrealized gain (loss) on investments	197,526	(701,374)	(1,852,210)	18,309,232	201,125
NET GAIN (LOSS) ON INVESTMENTS	984,936	925,649	(285,105)	8,682,877	179,010

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(121,996)	$(100,842)	$(856,626)	$7,265,748	$(274,256)

The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2020	AST Boston Partners Large-Cap Value Portfolio	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2017	AST Bond Portfolio 2021
ASSETS
Investment in the portfolios, at fair value	$97,678,427	$23,338,627	$52,129,560	$52,962,874	$117,600,351
Net Assets	$97,678,427	$23,338,627	$52,129,560	$52,962,874	$117,600,351

NET ASSETS, representing:
Accumulation units	$97,678,427	$23,338,627	$52,129,560	$52,962,874	$117,600,351
	$97,678,427	$23,338,627	$52,129,560	$52,962,874	$117,600,351

Units outstanding	8,854,790	1,326,726	2,678,434	4,747,858	9,108,751

Portfolio shares held	14,406,848	1,179,910	2,280,383	4,330,570	8,076,947
Portfolio net asset value per share	$6.78	$19.78	$22.86	$12.23	$14.56
Investment in portfolio shares, at cost	$96,442,320	$20,592,878	$51,323,320	$52,742,729	$116,740,236

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2020	AST Boston Partners Large-Cap Value Portfolio	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2017	AST Bond Portfolio 2021
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	2,253,545	335,961	925,795	907,765	2,868,924

NET INVESTMENT INCOME (LOSS)	(2,253,545)	(335,961)	(925,795)	(907,765)	(2,868,924)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,761,991	(860,335)	4,735,647	377,514	4,990,862
Net change in unrealized gain (loss) on investments	(560,184)	3,380,067	(7,000,343)	18,089	(238,550)
NET GAIN (LOSS) ON INVESTMENTS	3,201,807	2,519,732	(2,264,696)	395,603	4,752,312

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$948,262	$2,183,771	$(3,190,491)	$(512,162)	$1,883,388

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	Wells Fargo VT Intrinsic Value Portfolio	Wells Fargo VT Omega Growth Portfolio (Class 2)	Wells Fargo VT Small Cap Value Portfolio	Wells Fargo VT Omega Growth Portfolio (Class 1)	Wells Fargo VT Small Cap Growth Portfolio (Class 1)
ASSETS
Investment in the portfolios, at fair value	$—	$2,045,528	$—	$14,728,336	$10,905,255
Net Assets	$—	$2,045,528	$—	$14,728,336	$10,905,255

NET ASSETS, representing:
Accumulation units	$—	$2,045,528	$—	$14,728,336	$10,905,255
	$—	$2,045,528	$—	$14,728,336	$10,905,255

Units outstanding	—	108,314	—	731,672	599,250

Portfolio shares held	—	95,675	—	663,439	1,281,464
Portfolio net asset value per share	$—	$21.38	$—	$22.20	$8.51
Investment in portfolio shares, at cost	$—	$2,298,398	$—	$17,213,302	$12,467,926

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	Wells Fargo VT Intrinsic Value Portfolio	Wells Fargo VT Omega Growth Portfolio (Class 2)	Wells Fargo VT Small Cap Value Portfolio	Wells Fargo VT Omega Growth Portfolio (Class 1)	Wells Fargo VT Small Cap Growth Portfolio (Class 1)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	4/29/2016**	12/31/2016	4/29/2016**	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$210,027	$—	$4,564	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	57,801	29,745	3,380	240,352	149,067

NET INVESTMENT INCOME (LOSS)	152,226	(29,745)	1,184	(240,352)	(149,067)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	4,691,884	116,356	—	878,743	1,030,370
Net realized gain (loss) on shares redeemed	(3,547,235)	31,147	185,234	(1,814,779)	(240,649)
Net change in unrealized gain (loss) on investments	(1,390,274)	(143,886)	(137,870)	890,021	(13,216)
NET GAIN (LOSS) ON INVESTMENTS	(245,625)	3,617	47,364	(46,015)	776,505

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(93,399)	$(26,128)	$48,548	$(286,367)	$627,438

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	Wells Fargo VT International Equity Portfolio (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$12,062,357	$104,785,902	$133,794,217	$114,370,439	$28,586,106
Net Assets	$12,062,357	$104,785,902	$133,794,217	$114,370,439	$28,586,106

NET ASSETS, representing:
Accumulation units	$12,062,357	$104,785,902	$133,794,217	$114,370,439	$28,586,106
	$12,062,357	$104,785,902	$133,794,217	$114,370,439	$28,586,106

Units outstanding	711,133	8,845,162	10,238,242	10,063,221	1,629,585

Portfolio shares held	2,735,228	7,825,684	9,468,805	9,186,381	1,083,628
Portfolio net asset value per share	$4.41	$13.39	$14.13	$12.45	$26.38
Investment in portfolio shares, at cost	$13,639,704	$105,701,128	$121,181,813	$104,986,651	$24,716,884

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	Wells Fargo VT International Equity Portfolio (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$389,575	$—	$—	$—	$369,432

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	174,221	2,403,804	1,819,157	2,051,158	391,223

NET INVESTMENT INCOME (LOSS)	215,354	(2,403,804)	(1,819,157)	(2,051,158)	(21,791)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	947,741	—	—	—	—
Net realized gain (loss) on shares redeemed	(147,712)	4,673,840	4,830,292	6,215,904	2,180,981
Net change in unrealized gain (loss) on investments	(984,688)	(1,125,761)	3,301,667	932,904	1,216,296
NET GAIN (LOSS) ON INVESTMENTS	(184,659)	3,548,079	8,131,959	7,148,808	3,397,277

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$30,695	$1,144,275	$6,312,802	$5,097,650	$3,375,486

The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$597,472	$4,226,404	$2,452,886	$4,837,026	$78,400,118
Net Assets	$597,472	$4,226,404	$2,452,886	$4,837,026	$78,400,118

NET ASSETS, representing:
Accumulation units	$597,472	$4,226,404	$2,452,886	$4,837,026	$78,400,118
	$597,472	$4,226,404	$2,452,886	$4,837,026	$78,400,118

Units outstanding	56,931	256,562	133,821	267,475	7,314,475

Portfolio shares held	57,895	323,120	99,711	196,069	6,735,405
Portfolio net asset value per share	$10.32	$13.08	$24.60	$24.67	$11.64
Investment in portfolio shares, at cost	$598,362	$2,451,196	$1,982,043	$3,616,323	$77,213,591

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$17,432	$—	$61,227	$96,106	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	6,135	44,397	36,069	66,514	1,285,531

NET INVESTMENT INCOME (LOSS)	11,297	(44,397)	25,158	29,592	(1,285,531)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	4,530	—	265,887	477,143	—
Net realized gain (loss) on shares redeemed	706	289,180	232,207	156,141	1,895,392
Net change in unrealized gain (loss) on investments	(6,075)	(249,077)	(254,233)	(179,210)	1,110,215
NET GAIN (LOSS) ON INVESTMENTS	(839)	40,103	243,861	454,074	3,005,607

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$10,458	$(4,294)	$269,019	$483,666	$1,720,076

The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	Invesco V.I. Mid Cap Growth Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$44,764,482	$163,976,345	$1,047,707	$69,129,433	$11,827,017
Net Assets	$44,764,482	$163,976,345	$1,047,707	$69,129,433	$11,827,017

NET ASSETS, representing:
Accumulation units	$44,764,482	$163,976,345	$1,047,707	$69,129,433	$11,827,017
	$44,764,482	$163,976,345	$1,047,707	$69,129,433	$11,827,017

Units outstanding	4,425,660	13,125,897	105,543	4,326,081	846,743

Portfolio shares held	3,993,263	12,347,616	100,451	4,035,577	2,418,613
Portfolio net asset value per share	$11.21	$13.28	$10.43	$17.13	$4.89
Investment in portfolio shares, at cost	$43,476,530	$135,623,008	$1,068,584	$62,791,771	$12,614,759

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	Invesco V.I. Mid Cap Growth Fund (Series I)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	685,080	2,658,795	16,998	923,522	175,349

NET INVESTMENT INCOME (LOSS)	(685,080)	(2,658,795)	(16,998)	(923,522)	(175,349)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	1,227,115
Net realized gain (loss) on shares redeemed	1,734,302	7,363,888	112,351	1,497,425	458,951
Net change in unrealized gain (loss) on investments	(2,022,085)	(1,234,842)	3,214	5,442,256	(1,736,740)
NET GAIN (LOSS) ON INVESTMENTS	(287,783)	6,129,046	115,565	6,939,681	(50,674)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(972,863)	$3,470,251	$98,567	$6,016,159	$(226,023)

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST QMA Emerging Markets Equity Portfolio	Columbia Variable Portfolio Government Money Market Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$5,203,055	$1,944,342	$57,380,553	$652,310	$904,442
Net Assets	$5,203,055	$1,944,342	$57,380,553	$652,310	$904,442

NET ASSETS, representing:
Accumulation units	$5,203,055	$1,944,342	$57,380,553	$652,310	$904,442
	$5,203,055	$1,944,342	$57,380,553	$652,310	$904,442

Units outstanding	527,178	215,403	4,095,332	80,221	93,822

Portfolio shares held	486,267	204,668	3,853,630	75,762	904,442
Portfolio net asset value per share	$10.70	$9.50	$14.89	$8.61	$1.00
Investment in portfolio shares, at cost	$5,056,692	$1,915,060	$53,101,840	$667,807	$904,442

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST QMA Emerging Markets Equity Portfolio	Columbia Variable Portfolio Government Money Market Fund (Class 1)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$97

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	151,670	22,055	655,899	6,505	9,761

NET INVESTMENT INCOME (LOSS)	(151,670)	(22,055)	(655,899)	(6,505)	(9,664)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	333,470	(181,917)	448,589	815	—
Net change in unrealized gain (loss) on investments	1,132	343,974	4,691,942	57,096	—
NET GAIN (LOSS) ON INVESTMENTS	334,602	162,057	5,140,531	57,911	—

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$182,932	$140,002	$4,484,632	$51,406	$(9,664)

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	Columbia Variable Portfolio - Income Opportunities (Class 1)	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio
ASSETS
Investment in the portfolios, at fair value	$168,775	$42,470,884	$99,043,652	$4,934,117	$3,197,714
Net Assets	$168,775	$42,470,884	$99,043,652	$4,934,117	$3,197,714

NET ASSETS, representing:
Accumulation units	$168,775	$42,470,884	$99,043,652	$4,934,117	$3,197,714
	$168,775	$42,470,884	$99,043,652	$4,934,117	$3,197,714

Units outstanding	15,076	3,852,407	9,812,027	346,586	221,489

Portfolio shares held	22,325	3,620,706	9,204,800	328,941	208,728
Portfolio net asset value per share	$7.56	$11.73	$10.76	$15.00	$15.32
Investment in portfolio shares, at cost	$196,585	$40,548,649	$95,363,212	$4,488,780	$2,990,215

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	Columbia Variable Portfolio - Income Opportunities (Class 1)	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$19,244	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	1,736	687,958	2,245,542	58,323	33,761

NET INVESTMENT INCOME (LOSS)	17,508	(687,958)	(2,245,542)	(58,323)	(33,761)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	8,029	—	—	—	—
Net realized gain (loss) on shares redeemed	(5,085)	698,916	2,118,233	89,121	10,339
Net change in unrealized gain (loss) on investments	(4,063)	1,817,109	4,078,035	347,819	204,741
NET GAIN (LOSS) ON INVESTMENTS	(1,119)	2,516,025	6,196,268	436,940	215,080

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$16,389	$1,828,067	$3,950,726	$378,617	$181,319
The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)
ASSETS
Investment in the portfolios, at fair value	$20,959,751	$193,615,530	$244,296,905	$31,342,923
Net Assets	$20,959,751	$193,615,530	$244,296,905	$31,342,923

NET ASSETS, representing:
Accumulation units	$20,959,751	$193,615,530	$244,296,905	$31,342,923
	$20,959,751	$193,615,530	$244,296,905	$31,342,923

Units outstanding	1,854,869	19,521,272	24,776,179	3,217,619

Portfolio shares held	1,742,290	18,743,033	24,283,987	3,251,341
Portfolio net asset value per share	$12.03	$10.33	$10.06	$9.64
Investment in portfolio shares, at cost	$21,023,608	$200,791,815	$256,158,613	$32,672,959

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)
	1/1/2016	1/1/2016	1/4/2016*	8/5/2016*
	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$280,205

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	3,710,101	2,227,189	1,230,654	190,890

NET INVESTMENT INCOME (LOSS)	(3,710,101)	(2,227,189)	(1,230,654)	89,315

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—
Net realized gain (loss) on shares redeemed	29,964,278	5,419,337	(3,000,397)	(88,339)
Net change in unrealized gain (loss) on investments	(4,818,402)	(8,590,806)	(11,861,708)	(1,330,037)
NET GAIN (LOSS) ON INVESTMENTS	25,145,876	(3,171,469)	(14,862,105)	(1,418,376)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$21,435,775	$(5,398,658)	$(16,092,759)	$(1,329,061)

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(10,847,563)	$(8,312,863)	$(9,109,177)	$(2,431,672)	$(15,067,348)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	68,770,304	80,624,594	—	16,356,712	54,499,772
Net change in unrealized gain (loss) on investments	4,270,884	(74,661,705)	—	(10,276,515)	(24,266,474)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	62,193,625	(2,349,974)	(9,109,177)	3,648,525	15,165,950

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,163,361	1,059,576	9,520,490	411,197	1,145,610
Annuity payments	(1,720,151)	(945,164)	(4,385,247)	(471,517)	(907,011)
Surrenders, withdrawals and death benefits	(68,902,301)	(43,030,109)	(567,622,638)	(14,555,084)	(55,892,273)
Net transfers between other subaccounts
or fixed rate option	(37,988,450)	(49,336,362)	503,074,655	(2,182,453)	(53,753,005)
Other charges	(1,922,440)	(2,801,092)	(1,659,226)	(848,132)	(6,095,724)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(108,369,981)	(95,053,151)	(61,071,966)	(17,645,989)	(115,502,403)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(46,176,356)	(97,403,125)	(70,181,143)	(13,997,464)	(100,336,453)

NET ASSETS
Beginning of period	750,608,769	593,643,974	653,394,900	172,079,398	945,927,319
End of period	$704,432,413	$496,240,849	$583,213,757	$158,081,934	$845,590,866

Beginning units	36,629,087	28,516,315	59,878,424	4,444,559	60,204,792
Units issued	9,619,042	12,257,072	148,629,355	2,132,755	14,319,506
Units redeemed	(15,399,433)	(17,695,045)	(154,692,078)	(2,648,994)	(23,142,525)
Ending units	30,848,696	23,078,342	53,815,701	3,928,320	51,381,773

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Value Equity Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(1,305,978)	$(2,955,301)	$(3,416,665)	$(1,255,926)	$(3,957,965)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,640,514	1,491,374	24,867,692	9,773,181	26,863,686
Net change in unrealized gain (loss) on investments	(1,533,414)	28,102,516	(10,087,067)	155,933	40,064,803
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,801,122	26,638,589	11,363,960	8,673,188	62,970,524

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	240,814	746,920	618,052	149,002	649,090
Annuity payments	(237,334)	(953,787)	(483,041)	(166,063)	(807,241)
Surrenders, withdrawals and death benefits	(7,938,834)	(22,941,611)	(20,118,629)	(6,805,959)	(27,921,543)
Net transfers between other subaccounts
or fixed rate option	(5,011,773)	26,274,739	(11,686,939)	(1,237,368)	(9,614,288)
Other charges	(430,564)	(777,492)	(848,997)	(446,165)	(665,265)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(13,377,691)	2,348,769	(32,519,554)	(8,506,553)	(38,359,247)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,576,569)	28,987,358	(21,155,594)	166,635	24,611,277

NET ASSETS
Beginning of period	92,795,672	183,208,987	246,195,291	83,288,055	264,744,207
End of period	$82,219,103	$212,196,345	$225,039,697	$83,454,690	$289,355,484

Beginning units	5,580,895	9,406,766	11,343,915	3,743,415	9,216,603
Units issued	1,855,875	7,878,085	3,190,797	1,821,001	2,840,452
Units redeemed	(2,731,575)	(7,783,605)	(4,726,482)	(2,231,049)	(4,176,943)
Ending units	4,705,195	9,501,246	9,808,230	3,333,367	7,880,112

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(7,032,400)	$(2,903,910)	$(3,991,143)	$(4,641,064)	$(13,940,050)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	34,740,799	22,619,854	20,929,129	6,995,300	88,869,024
Net change in unrealized gain (loss) on investments	(32,160,928)	17,815,198	22,745,345	1,036,171	(41,417,284)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,452,529)	37,531,142	39,683,331	3,390,407	33,511,690

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,184,019	604,292	357,335	807,673	2,103,044
Annuity payments	(822,715)	(459,121)	(716,764)	(955,421)	(2,596,130)
Surrenders, withdrawals and death benefits	(44,770,674)	(17,239,649)	(20,921,696)	(27,266,844)	(91,581,879)
Net transfers between other subaccounts
or fixed rate option	(23,195,509)	(3,854,321)	2,164,991	6,793,020	(20,327,742)
Other charges	(2,094,394)	(1,087,647)	(801,588)	(1,681,862)	(2,131,952)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(69,699,273)	(22,036,446)	(19,917,722)	(22,303,434)	(114,534,659)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(74,151,802)	15,494,696	19,765,609	(18,913,027)	(81,022,969)

NET ASSETS
Beginning of period	511,363,329	192,852,919	250,478,189	303,985,004	969,280,316
End of period	$437,211,527	$208,347,615	$270,243,798	$285,071,977	$888,257,347

Beginning units	40,902,305	5,760,294	14,288,463	17,421,441	40,180,315
Units issued	14,368,794	3,214,536	4,383,733	8,861,981	8,828,729
Units redeemed	(20,074,849)	(3,924,119)	(5,889,996)	(10,203,187)	(13,759,129)
Ending units	35,196,250	5,050,711	12,782,200	16,080,235	35,249,915

The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(3,233,372)	$(5,046,509)	$(2,119,590)	$(5,660,654)	$(20,424,381)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	22,860,085	34,776,374	13,254,713	(768,757)	18,666,234
Net change in unrealized gain (loss) on investments	(19,799,414)	21,653,251	758,780	6,924,172	35,566,797
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(172,701)	51,383,116	11,893,903	494,761	33,808,650

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	636,831	952,065	229,712	2,274,612	1,725,418
Annuity payments	(458,033)	(1,547,691)	(199,593)	(1,225,215)	(2,690,576)
Surrenders, withdrawals and death benefits	(17,275,191)	(31,694,867)	(12,079,384)	(45,806,936)	(103,141,609)
Net transfers between other subaccounts
or fixed rate option	(8,864,307)	3,340,130	(6,293,340)	594,470	(41,801,794)
Other charges	(789,151)	(1,211,738)	(734,106)	(789,768)	(7,964,372)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(26,749,851)	(30,162,101)	(19,076,711)	(44,952,837)	(153,872,933)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(26,922,552)	21,221,015	(7,182,808)	(44,458,076)	(120,064,283)

NET ASSETS
Beginning of period	226,848,073	353,702,446	150,974,430	392,451,959	1,334,242,124
End of period	$199,925,521	$374,923,461	$143,791,622	$347,993,883	$1,214,177,841

Beginning units	14,227,911	9,487,913	6,461,320	28,232,326	80,126,938
Units issued	3,096,571	3,850,543	3,190,544	10,359,025	26,539,931
Units redeemed	(4,845,476)	(4,694,591)	(4,192,852)	(13,737,196)	(36,485,767)
Ending units	12,479,006	8,643,865	5,459,012	24,854,155	70,181,102

The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(2,395,710)	$(2,146,705)	$(41,027,268)	$(1,940,121)	$(3,565,848)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	18,963,793	(4,200,821)	120,914,625	1,288,351	25,357,312
Net change in unrealized gain (loss) on investments	2,703,114	32,813,029	49,336,718	(1,530,467)	(12,392,293)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	19,271,197	26,465,503	129,224,075	(2,182,237)	9,399,171

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	874,933	440,155	4,721,300	135,591	1,116,434
Annuity payments	(364,177)	(372,510)	(1,602,198)	(149,037)	(395,080)
Surrenders, withdrawals and death benefits	(12,575,202)	(11,782,189)	(136,668,081)	(9,750,753)	(22,201,589)
Net transfers between other subaccounts
or fixed rate option	5,570,031	2,118,042	5,504,748	1,202,262	(12,228,814)
Other charges	(840,551)	(990,640)	(17,215,206)	(524,785)	(1,323,418)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(7,334,966)	(10,587,142)	(145,259,437)	(9,086,722)	(35,032,467)

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,936,231	15,878,361	(16,035,362)	(11,268,959)	(25,633,296)

NET ASSETS
Beginning of period	166,851,883	130,864,719	2,500,336,839	127,568,352	238,559,572
End of period	$178,788,114	$146,743,080	$2,484,301,477	$116,299,393	$212,926,276

Beginning units	8,319,160	5,864,643	132,311,841	8,815,857	10,587,014
Units issued	3,604,064	4,101,933	31,725,455	2,990,959	6,641,880
Units redeemed	(4,051,957)	(4,680,741)	(42,079,782)	(3,874,385)	(8,325,874)
Ending units	7,871,267	5,285,835	121,957,514	7,932,431	8,903,020

The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(2,320,894)	$(2,241,183)	$(5,013,578)	$(6,246,304)	$(77,582,685)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6,038,027	(3,769,950)	15,534,859	22,147,316	247,669,633
Net change in unrealized gain (loss) on investments	(4,453,587)	9,709,651	(29,392,379)	(1,465,861)	22,547,319
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(736,454)	3,698,518	(18,871,098)	14,435,151	192,634,267

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	402,900	364,992	905,805	1,182,380	7,927,540
Annuity payments	(471,995)	(373,254)	(780,951)	(310,733)	(1,999,686)
Surrenders, withdrawals and death benefits	(12,463,305)	(16,080,505)	(32,645,423)	(25,674,154)	(271,512,199)
Net transfers between other subaccounts
or fixed rate option	(7,141,755)	(996,426)	3,005,391	(16,179,496)	(105,600,743)
Other charges	(844,590)	(526,407)	(812,341)	(2,386,931)	(23,784,878)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(20,518,745)	(17,611,600)	(30,327,519)	(43,368,934)	(394,969,966)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,255,199)	(13,913,082)	(49,198,617)	(28,933,783)	(202,335,699)

NET ASSETS
Beginning of period	171,212,450	160,120,800	360,041,043	398,201,816	4,568,948,351
End of period	$149,957,251	$146,207,718	$310,842,426	$369,268,033	$4,366,612,652

Beginning units	9,608,790	10,711,445	17,711,652	32,055,156	322,340,554
Units issued	4,254,417	4,100,460	4,907,434	14,035,289	84,008,284
Units redeemed	(5,669,288)	(5,314,662)	(6,515,929)	(17,960,448)	(115,738,255)
Ending units	8,193,919	9,497,243	16,103,157	28,129,997	290,610,583

The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(37,534,067)	$(44,777,810)	$(33,939,048)	$(24,825,364)	$(13,392,316)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	108,273,882	119,462,164	75,050,881	97,335,252	44,756,050
Net change in unrealized gain (loss) on investments	8,058,808	34,807,240	27,753,438	(11,531,683)	(10,776,354)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	78,798,623	109,491,594	68,865,271	60,978,205	20,587,380

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,685,094	6,470,841	5,042,928	819,618	607,057
Annuity payments	(1,858,143)	(3,117,758)	(4,079,366)	(560,012)	(438,582)
Surrenders, withdrawals and death benefits	(141,253,819)	(170,960,477)	(164,447,287)	(75,312,616)	(48,728,925)
Net transfers between other subaccounts
or fixed rate option	(122,797,823)	(40,629,490)	(37,551,633)	(107,361,087)	(55,817,962)
Other charges	(11,828,787)	(17,906,575)	(11,371,413)	(13,169,433)	(6,884,070)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(275,053,478)	(226,143,459)	(212,406,771)	(195,583,530)	(111,262,482)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(196,254,855)	(116,651,865)	(143,541,500)	(134,605,325)	(90,675,102)

NET ASSETS
Beginning of period	2,234,564,398	2,727,468,532	1,996,296,772	1,661,051,118	866,072,416
End of period	$2,038,309,543	$2,610,816,667	$1,852,755,272	$1,526,445,793	$775,397,314

Beginning units	189,678,399	192,365,734	146,324,290	123,286,928	75,872,352
Units issued	65,336,994	34,294,125	33,145,688	41,407,639	20,716,735
Units redeemed	(90,946,231)	(51,461,361)	(49,475,386)	(57,270,004)	(30,943,493)
Ending units	164,069,162	175,198,498	129,994,592	107,424,563	65,645,594

The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(9,741,971)	$(9,933,270)	$(8,001,657)	$(1,369)	$42,962
Capital gains distributions received	—	—	—	130,607	39,278
Net realized gain (loss) on shares redeemed	39,595,149	29,837,126	13,061,333	29,278	95,276
Net change in unrealized gain (loss) on investments	(13,998,197)	(1,982,807)	10,989,620	(77,022)	(37,386)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	15,854,981	17,921,049	16,049,296	81,494	140,130

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	421,676	500,036	1,255,156	4,152	2,791
Annuity payments	(104,527)	(483,644)	(492,004)	(1,991)	(161,783)
Surrenders, withdrawals and death benefits	(25,416,177)	(33,153,418)	(43,548,517)	(67,433)	(199,859)
Net transfers between other subaccounts
or fixed rate option	(33,194,909)	(40,225,288)	30,109,573	(60,431)	(226,266)
Other charges	(5,269,228)	(5,361,179)	(3,274,195)	(3,147)	(4,217)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(63,563,165)	(78,723,493)	(15,949,987)	(128,850)	(589,334)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(47,708,184)	(60,802,444)	99,309	(47,356)	(449,204)

NET ASSETS
Beginning of period	631,139,018	646,785,194	473,697,169	957,103	3,822,861
End of period	$583,430,834	$585,982,750	$473,796,478	$909,747	$3,373,657

Beginning units	50,179,496	55,195,058	38,843,593	60,180	172,857
Units issued	13,952,818	15,748,283	24,796,548	4,387	453
Units redeemed	(19,428,680)	(22,778,022)	(26,243,156)	(12,771)	(27,065)
Ending units	44,703,634	48,165,319	37,396,985	51,796	146,245

The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	Prudential SP International Growth Portfolio (Class I)	NVIT Developing Markets Fund	ProFund VP Asia 30	ProFund VP Banks
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	8/5/2016**	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(3,679)	$(58,962)	$479,806	$(24,875)	$(40,519)
Capital gains distributions received	74,276	—	—	—	—
Net realized gain (loss) on shares redeemed	10,100	220,397	(6,069,344)	(1,257,453)	(259,269)
Net change in unrealized gain (loss) on investments	(38,826)	(424,372)	8,659,213	1,027,047	1,024,130
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	41,871	(262,937)	3,069,675	(255,281)	724,342

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	261	21,350	90,152	21,217	1,741
Annuity payments	—	2,563	(99,977)	(15,941)	(7,450)
Surrenders, withdrawals and death benefits	(24,435)	(455,467)	(2,635,449)	(1,069,060)	(633,067)
Net transfers between other subaccounts
or fixed rate option	—	(666,257)	(34,669,281)	191,920	3,363,872
Other charges	(600)	(4,371)	(27,827)	(25,071)	(2,544)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(24,774)	(1,102,182)	(37,342,382)	(896,935)	2,722,552

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,097	(1,365,119)	(34,272,707)	(1,152,216)	3,446,894

NET ASSETS
Beginning of period	370,951	5,259,804	34,272,707	9,066,129	5,067,574
End of period	$388,048	$3,894,685	$—	$7,913,913	$8,514,468

Beginning units	13,578	367,821	2,206,558	455,388	713,018
Units issued	91	75,961	329,829	573,761	1,862,242
Units redeemed	(943)	(157,342)	(2,536,387)	(633,554)	(1,588,269)
Ending units	12,726	286,440	—	395,595	986,991

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Bear	ProFund VP Biotechnology	ProFund VP Basic Materials	ProFund VP UltraBull	ProFund VP Bull
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(93,660)	$(154,447)	$(74,547)	$(103,560)	$(354,193)
Capital gains distributions received	—	161,756	—	1,392,415	477,484
Net realized gain (loss) on shares redeemed	(899,864)	(3,439,082)	(409,813)	(376,032)	(235,920)
Net change in unrealized gain (loss) on investments	(21,552)	620,601	1,581,376	435,238	1,513,612
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,015,076)	(2,811,172)	1,097,016	1,348,061	1,400,983

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	12,564	28,513	21,319	14,494	7,650
Annuity payments	(1,799)	(35,144)	(28,522)	(42,130)	(276,106)
Surrenders, withdrawals and death benefits	(842,905)	(1,933,860)	(769,460)	(1,467,436)	(5,038,428)
Net transfers between other subaccounts
or fixed rate option	458,950	(2,897,120)	2,144,726	(1,509,547)	(1,083,584)
Other charges	(5,504)	(6,760)	(7,749)	(5,028)	(32,459)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(378,694)	(4,844,371)	1,360,314	(3,009,647)	(6,422,927)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,393,770)	(7,655,543)	2,457,330	(1,661,586)	(5,021,944)

NET ASSETS
Beginning of period	5,630,722	17,356,106	6,316,915	9,050,227	31,490,778
End of period	$4,236,952	$9,700,563	$8,774,245	$7,388,641	$26,468,834

Beginning units	2,305,538	549,411	397,006	612,274	1,917,269
Units issued	10,812,855	610,486	465,255	1,694,741	7,297,788
Units redeemed	(11,049,886)	(786,480)	(393,287)	(1,861,047)	(7,728,612)
Ending units	2,068,507	373,417	468,974	445,968	1,486,445

The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Consumer Services	ProFund VP Consumer Goods Portfolio	ProFund VP Oil & Gas	ProFund VP Europe 30	ProFund VP Financials
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(183,878)	$(66,206)	$(4,313)	$172,252	$(166,358)
Capital gains distributions received	124,431	—	—	—	—
Net realized gain (loss) on shares redeemed	(825,604)	636,570	(3,895,611)	(1,177,853)	304,100
Net change in unrealized gain (loss) on investments	976,802	(192,378)	7,129,733	1,466,740	1,502,892
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	91,751	377,986	3,229,809	461,139	1,640,634

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	19,136	24,986	50,667	12,797	21,142
Annuity payments	(35,379)	(35,990)	(69,988)	(4,505)	(11,080)
Surrenders, withdrawals and death benefits	(1,395,003)	(1,555,641)	(2,086,502)	(1,323,215)	(1,394,976)
Net transfers between other subaccounts
or fixed rate option	(3,791,609)	(2,694,230)	2,286,578	1,016,063	3,250,102
Other charges	(70,903)	(60,977)	(19,773)	(21,428)	(72,513)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,273,758)	(4,321,852)	160,982	(320,288)	1,792,675

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,182,007)	(3,943,866)	3,390,791	140,851	3,433,309

NET ASSETS
Beginning of period	14,473,685	14,355,060	15,917,185	10,518,104	15,929,007
End of period	$9,291,678	$10,411,194	$19,307,976	$10,658,955	$19,362,316

Beginning units	753,354	718,030	904,768	983,922	1,581,695
Units issued	499,691	660,378	806,431	1,038,809	1,210,522
Units redeemed	(781,875)	(870,829)	(814,311)	(1,080,568)	(1,104,587)
Ending units	471,170	507,579	896,888	942,163	1,687,630

The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP U.S. Government Plus	ProFund VP Health Care	ACCESS VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(270,899)	$(593,659)	$394,415	$(104,766)	$(92,617)
Capital gains distributions received	—	—	—	—	436,361
Net realized gain (loss) on shares redeemed	1,070,870	2,240,853	531,487	196,571	(168,785)
Net change in unrealized gain (loss) on investments	(181,067)	(4,578,788)	359,802	839,081	(358,166)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	618,904	(2,931,594)	1,285,704	930,886	(183,207)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	40,361	4,185	27,640	11,998	20,077
Annuity payments	(141,743)	(14,718)	(27,657)	(22,574)	(12,729)
Surrenders, withdrawals and death benefits	(2,589,849)	(3,291,951)	(3,325,401)	(578,298)	(606,087)
Net transfers between other subaccounts
or fixed rate option	(2,978,682)	(13,721,142)	13,327,971	3,933,616	(2,570,385)
Other charges	(22,191)	(207,342)	(5,505)	(38,963)	(2,988)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,692,104)	(17,230,968)	9,997,048	3,305,779	(3,172,112)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,073,200)	(20,162,562)	11,282,752	4,236,665	(3,355,319)

NET ASSETS
Beginning of period	14,559,160	49,519,588	8,489,213	7,191,839	9,886,704
End of period	$9,485,960	$29,357,026	$19,771,965	$11,428,504	$6,531,385

Beginning units	760,494	2,359,838	462,300	391,328	194,618
Units issued	7,780,344	985,953	2,602,794	599,589	163,844
Units redeemed	(8,039,395)	(1,852,563)	(2,084,487)	(452,964)	(235,017)
Ending units	501,443	1,493,228	980,607	537,953	123,445
The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Japan	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(76,704)	$(227,814)	$(260,804)	$(189,604)	$(28,604)
Capital gains distributions received	—	—	1,079,332	303,822	332,178
Net realized gain (loss) on shares redeemed	(1,246,933)	5,598,065	(633,746)	635,017	(612,279)
Net change in unrealized gain (loss) on investments	953,936	(157,572)	1,351,206	2,259,007	(171,842)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(369,701)	5,212,679	1,535,988	3,008,242	(480,547)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,285	51,182	39,650	28,226	14,875
Annuity payments	(5,450)	(27,011)	(14,911)	(36,715)	(3,085)
Surrenders, withdrawals and death benefits	(785,501)	(1,641,928)	(2,121,403)	(1,883,386)	(1,152,857)
Net transfers between other subaccounts
or fixed rate option	(1,064,606)	305,697	(903,653)	10,592,629	(1,606,027)
Other charges	(9,513)	(23,251)	(52,963)	(38,725)	(6,412)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,854,785)	(1,335,311)	(3,053,280)	8,662,029	(2,753,506)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,224,486)	3,877,368	(1,517,292)	11,670,271	(3,234,053)

NET ASSETS
Beginning of period	7,721,413	10,177,829	21,168,706	12,037,764	8,013,341
End of period	$5,496,927	$14,055,197	$19,651,414	$23,708,035	$4,779,288

Beginning units	641,644	2,125,701	1,018,684	619,518	505,426
Units issued	576,710	10,486,362	1,098,136	1,348,209	423,991
Units redeemed	(754,576)	(10,690,198)	(1,264,398)	(966,153)	(613,435)
Ending units	463,778	1,921,865	852,422	1,001,574	315,982

The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP NASDAQ-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$35,856	$(85,837)	$(275,488)	$(20,903)	$(255,360)
Capital gains distributions received	—	—	724,490	—	1,084,762
Net realized gain (loss) on shares redeemed	192,392	(176,982)	(1,224,837)	265,514	(714,175)
Net change in unrealized gain (loss) on investments	(111,607)	(84,455)	511,479	150,595	2,282,141
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	116,641	(347,274)	(264,356)	395,206	2,397,368

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	21,277	26,641	37,943	4,626	23,512
Annuity payments	(52,942)	(13,693)	631,655	—	(12,476)
Surrenders, withdrawals and death benefits	(1,778,332)	(1,078,544)	(3,350,593)	(124,715)	(2,444,086)
Net transfers between other subaccounts
or fixed rate option	(1,249,479)	3,105,103	(7,961,541)	265,776	1,144,477
Other charges	(28,188)	(13,286)	(22,235)	(1,045)	(43,481)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,087,664)	2,026,221	(10,664,771)	144,642	(1,332,054)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,971,023)	1,678,947	(10,929,127)	539,848	1,065,314

NET ASSETS
Beginning of period	11,628,858	7,626,844	28,860,228	1,975,264	21,607,779
End of period	$8,657,835	$9,305,791	$17,931,101	$2,515,112	$22,673,093

Beginning units	493,968	4,212,771	1,741,109	196,386	950,534
Units issued	634,055	58,253,135	4,657,771	487,580	1,512,563
Units redeemed	(780,023)	(56,844,174)	(5,319,664)	(488,769)	(1,624,229)
Ending units	348,000	5,621,732	1,079,216	195,197	838,868

The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(7,163)	$(23,725)	$(10,376)	$(191,976)	$(73,306)
Capital gains distributions received	55,085	—	—	—	—
Net realized gain (loss) on shares redeemed	(138,327)	(156,390)	(325,309)	(420,993)	410,091
Net change in unrealized gain (loss) on investments	(8,593)	(34,264)	(68)	3,669,763	212,269
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(98,998)	(214,379)	(335,753)	3,056,794	549,054

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	629	4,691	34,608	22,238	8,130
Annuity payments	—	(1,627)	—	(31,216)	(14,776)
Surrenders, withdrawals and death benefits	(36,029)	(221,392)	(71,299)	(2,083,686)	(862,224)
Net transfers between other subaccounts
or fixed rate option	25,837	350,264	95,897	7,091,327	384,663
Other charges	(853)	(3,532)	(1,036)	(35,674)	(2,955)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(10,416)	128,404	58,170	4,962,989	(487,162)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(109,414)	(85,975)	(277,583)	8,019,783	61,892

NET ASSETS
Beginning of period	498,338	1,492,510	539,097	10,714,337	6,099,901
End of period	$388,924	$1,406,535	$261,514	$18,734,120	$6,161,793

Beginning units	244,670	1,354,774	271,611	608,229	598,475
Units issued	3,314,669	10,196,169	13,397,674	1,155,092	553,209
Units redeemed	(3,320,220)	(10,135,203)	(13,503,722)	(936,771)	(608,595)
Ending units	239,119	1,415,740	165,563	826,550	543,089

The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Telecommunications	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$12,225	$(197,563)	$(412,432)	$(86,446)	$268
Capital gains distributions received	—	—	3,350,507	—	701,881
Net realized gain (loss) on shares redeemed	586,253	3,990,736	(230,784)	932,115	736,251
Net change in unrealized gain (loss) on investments	442,850	2,065,167	(1,525,403)	1,072,670	1,465,297
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,041,328	5,858,340	1,181,888	1,918,339	2,903,697

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,003	185,854	61,063	12,289	34,319
Annuity payments	(1,484)	(413,939)	(109,459)	(24,291)	(145,096)
Surrenders, withdrawals and death benefits	(608,646)	(2,120,158)	(3,944,710)	(1,117,108)	(2,326,306)
Net transfers between other subaccounts
or fixed rate option	2,046,724	(178,129)	(4,529,767)	910,366	1,156,543
Other charges	(32,361)	(12,202)	(21,047)	(4,164)	(96,317)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,410,236	(2,538,574)	(8,543,920)	(222,908)	(1,376,857)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,451,564	3,319,766	(7,362,032)	1,695,431	1,526,840

NET ASSETS
Beginning of period	4,363,096	19,479,832	43,080,738	7,044,399	19,082,264
End of period	$6,814,660	$22,799,598	$35,718,706	$8,739,830	$20,609,104

Beginning units	453,110	790,075	7,828,013	439,383	1,068,510
Units issued	1,263,870	3,527,960	9,454,170	1,450,815	1,222,151
Units redeemed	(1,094,678)	(3,650,464)	(11,225,453)	(1,492,680)	(1,270,898)
Ending units	622,302	667,571	6,056,730	397,518	1,019,763

The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Rydex VT Nova	Rydex VT NASDAQ-100	Rydex VT Inverse S&P 500 Strategy
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(252,859)	$(48,800)	$(17,282)	$(115,529)	$(398)
Capital gains distributions received	1,480,353	—	—	1,002,518	—
Net realized gain (loss) on shares redeemed	(292,547)	(68,940)	96,602	489,275	(19,881)
Net change in unrealized gain (loss) on investments	(717,925)	2,007,143	84,590	(1,029,293)	16,518
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	217,022	1,889,403	163,910	346,971	(3,761)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	30,341	36,044	2,201	17,390	29
Annuity payments	(15,803)	(14,894)	—	(43,533)	—
Surrenders, withdrawals and death benefits	(2,528,125)	(1,665,358)	(162,933)	(1,115,495)	(7,537)
Net transfers between other subaccounts
or fixed rate option	(4,979,754)	3,212,658	(55,614)	(428,112)	(457)
Other charges	(49,048)	(42,661)	(1,655)	(13,743)	(47)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(7,542,389)	1,525,789	(218,001)	(1,583,493)	(8,012)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,325,367)	3,415,192	(54,091)	(1,236,522)	(11,773)

NET ASSETS
Beginning of period	24,975,148	15,187,850	1,334,268	9,017,676	32,384
End of period	$17,649,781	$18,603,042	$1,280,177	$7,781,154	$20,611

Beginning units	1,412,365	1,110,917	125,458	630,834	11,148
Units issued	1,638,070	1,282,123	602	6,915	284
Units redeemed	(2,094,583)	(1,197,747)	(20,546)	(116,898)	(3,263)
Ending units	955,852	1,195,293	105,514	520,851	8,169

The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Invesco V.I. Global Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)	Wells Fargo VT Index Asset Allocation Fund (Class 2)	Wells Fargo VT International Equity Portfolio (Class 2)	Wells Fargo VT Small Cap Growth Portfolio (Class 2)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(498,416)	$(242,178)	$(109,952)	$4,968	$(16,446)
Capital gains distributions received	5,144,698	778,667	617,769	26,073	109,071
Net realized gain (loss) on shares redeemed	2,833,202	857,774	1,092,804	(19,714)	93,851
Net change in unrealized gain (loss) on investments	(13,237,970)	(1,958,913)	(316,612)	(9,414)	(129,669)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(5,758,486)	(564,650)	1,284,009	1,913	56,807

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	115,096	72,317	30,673	2,460	4,220
Annuity payments	(214,315)	(134,668)	(287,785)	—	(6,271)
Surrenders, withdrawals and death benefits	(4,486,764)	(1,840,610)	(3,138,824)	(31,122)	(249,982)
Net transfers between other subaccounts
or fixed rate option	(6,374,512)	(1,363,288)	(316,642)	(16,834)	(65,123)
Other charges	(39,720)	(23,477)	(10,028)	(92)	(1,017)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(11,000,215)	(3,289,726)	(3,722,606)	(45,588)	(318,173)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,758,701)	(3,854,376)	(2,438,597)	(43,675)	(261,366)

NET ASSETS
Beginning of period	46,870,806	20,671,650	23,199,730	372,383	1,384,091
End of period	$30,112,105	$16,817,274	$20,761,133	$328,708	$1,122,725

Beginning units	1,698,136	2,189,262	593,272	44,441	72,383
Units issued	277,745	234,970	3,802	2,356	1,579
Units redeemed	(748,312)	(600,154)	(96,897)	(9,122)	(18,733)
Ending units	1,227,569	1,824,078	500,177	37,675	55,229

The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Wells Fargo VT Total Return Bond	AST FI Pyramis Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	4/29/2016**	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$165	$(19,708,583)	$(49,580,323)	$(29,617,923)	$(34,782,986)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	78,757	66,255,697	197,272,021	94,251,698	148,613,437
Net change in unrealized gain (loss) on investments	(14,533)	(26,377,304)	60,290,213	13,855,634	(34,788,919)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	64,389	20,169,810	207,981,911	78,489,409	79,041,532

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,095	2,233,289	1,045,584	1,836,207	1,284
Annuity payments	(10,005)	(724,782)	(685,109)	(896,835)	(864,650)
Surrenders, withdrawals and death benefits	(226,391)	(70,737,268)	(158,338,134)	(97,798,355)	(94,052,043)
Net transfers between other subaccounts
or fixed rate option	(2,657,474)	(60,782,123)	(40,087,195)	(64,021,314)	285,649,855
Other charges	(358)	(7,465,013)	(22,861,194)	(10,506,096)	(23,321,838)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,893,133)	(137,475,897)	(220,926,048)	(171,386,393)	167,412,608

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,828,744)	(117,306,087)	(12,944,137)	(92,896,984)	246,454,140

NET ASSETS
Beginning of period	2,828,744	1,202,190,083	3,024,795,758	1,778,421,212	1,657,179,278
End of period	$—	$1,084,883,996	$3,011,851,621	$1,685,524,228	$1,903,633,418

Beginning units	151,868	100,567,282	248,775,340	124,458,773	110,487,858
Units issued	3,828	29,990,391	89,946,261	31,208,651	339,074,363
Units redeemed	(155,696)	(42,611,670)	(111,069,308)	(44,539,196)	(325,679,914)
Ending units	—	87,946,003	227,652,293	111,128,228	123,882,307

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Bond Portfolio 2016
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(1,106,932)	$(1,026,491)	$(571,521)	$(1,417,129)	$(453,266)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	787,410	1,627,023	1,567,105	(9,626,355)	(22,115)
Net change in unrealized gain (loss) on investments	197,526	(701,374)	(1,852,210)	18,309,232	201,125
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(121,996)	(100,842)	(856,626)	7,265,748	(274,256)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	66,052	93,536	—
Annuity payments	(35,046)	(113,769)	(34,365)	(102,519)	—
Surrenders, withdrawals and death benefits	(9,951,348)	(6,584,433)	(2,207,686)	(5,082,786)	(2,559,477)
Net transfers between other subaccounts
or fixed rate option	(952,533)	(1,104,646)	(2,266,645)	(2,141,966)	(35,130,145)
Other charges	(24,085)	(20,222)	(300,786)	(846,089)	(25,814)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(10,963,012)	(7,823,070)	(4,743,430)	(8,079,824)	(37,715,436)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,085,008)	(7,923,912)	(5,600,056)	(814,076)	(37,989,692)

NET ASSETS
Beginning of period	58,243,793	53,875,751	38,841,319	89,178,843	38,049,860
End of period	$47,158,785	$45,951,839	$33,241,263	$88,364,767	$60,168

Beginning units	4,489,896	4,096,813	2,971,129	11,384,861	3,661,154
Units issued	592,738	1,283,528	1,660,881	8,305,466	1,327,240
Units redeemed	(1,437,379)	(1,874,667)	(2,080,297)	(9,513,307)	(4,982,448)
Ending units	3,645,255	3,505,674	2,551,713	10,177,020	5,946

The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2020	AST Boston Partners Large-Cap Value Portfolio	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2017	AST Bond Portfolio 2021
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(2,253,545)	$(335,961)	$(925,795)	$(907,765)	$(2,868,924)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,761,991	(860,335)	4,735,647	377,514	4,990,862
Net change in unrealized gain (loss) on investments	(560,184)	3,380,067	(7,000,343)	18,089	(238,550)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	948,262	2,183,771	(3,190,491)	(512,162)	1,883,388

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	38,648	81,023	—	62,014
Annuity payments	(39,242)	(25,738)	(46,427)	—	(50,448)
Surrenders, withdrawals and death benefits	(14,544,445)	(1,481,995)	(4,572,755)	(8,454,627)	(22,908,467)
Net transfers between other subaccounts
or fixed rate option	(14,127,019)	646,342	(11,414,067)	33,865,669	(23,303,363)
Other charges	(44,055)	(158,799)	(467,942)	(12,863)	(46,001)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(28,754,761)	(981,542)	(16,420,168)	25,398,179	(46,246,265)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,806,499)	1,202,229	(19,610,659)	24,886,017	(44,362,877)

NET ASSETS
Beginning of period	125,484,926	22,136,398	71,740,219	28,076,857	161,963,228
End of period	$97,678,427	$23,338,627	$52,129,560	$52,962,874	$117,600,351

Beginning units	11,369,285	1,413,389	3,588,780	2,512,806	12,539,102
Units issued	3,392,131	906,993	2,085,462	4,225,835	4,838,020
Units redeemed	(5,906,626)	(993,656)	(2,995,808)	(1,990,783)	(8,268,371)
Ending units	8,854,790	1,326,726	2,678,434	4,747,858	9,108,751

The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Wells Fargo VT Intrinsic Value Portfolio	Wells Fargo VT Omega Growth Portfolio (Class 2)	Wells Fargo VT Small Cap Value Portfolio	Wells Fargo VT Omega Growth Portfolio (Class 1)	Wells Fargo VT Small Cap Growth Portfolio (Class 1)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	4/29/2016**	12/31/2016	4/29/2016**	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$152,226	$(29,745)	$1,184	$(240,352)	$(149,067)
Capital gains distributions received	4,691,884	116,356	—	878,743	1,030,370
Net realized gain (loss) on shares redeemed	(3,547,235)	31,147	185,234	(1,814,779)	(240,649)
Net change in unrealized gain (loss) on investments	(1,390,274)	(143,886)	(137,870)	890,021	(13,216)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(93,399)	(26,128)	48,548	(286,367)	627,438

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,744	4,795	1,253	14,909	66,307
Annuity payments	(10,580)	(62,294)	—	(77,954)	(86,947)
Surrenders, withdrawals and death benefits	(367,072)	(142,236)	(17,469)	(2,366,772)	(1,035,053)
Net transfers between other subaccounts
or fixed rate option	(13,656,130)	(18,624)	(818,149)	(2,407,827)	(724,590)
Other charges	(4,217)	(1,455)	(1,003)	(18,383)	(14,005)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(14,035,255)	(219,814)	(835,368)	(4,856,027)	(1,794,288)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,128,654)	(245,942)	(786,820)	(5,142,394)	(1,166,850)

NET ASSETS
Beginning of period	14,128,654	2,291,470	786,820	19,870,730	12,072,105
End of period	$—	$2,045,528	$—	$14,728,336	$10,905,255

Beginning units	791,430	120,277	62,313	954,620	708,305
Units issued	57,469	1,771	2,897	133,019	174,452
Units redeemed	(848,899)	(13,734)	(65,210)	(355,967)	(283,507)
Ending units	—	108,314	—	731,672	599,250

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Wells Fargo VT International Equity Portfolio (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$215,354	$(2,403,804)	$(1,819,157)	$(2,051,158)	$(21,791)
Capital gains distributions received	947,741	—	—	—	—
Net realized gain (loss) on shares redeemed	(147,712)	4,673,840	4,830,292	6,215,904	2,180,981
Net change in unrealized gain (loss) on investments	(984,688)	(1,125,761)	3,301,667	932,904	1,216,296
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	30,695	1,144,275	6,312,802	5,097,650	3,375,486

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	48,890	165	2,239,100	109,666	116,164
Annuity payments	(33,593)	(24,507)	(443,364)	(49,163)	(231,781)
Surrenders, withdrawals and death benefits	(1,358,136)	(22,173,154)	(31,793,601)	(8,672,167)	(3,984,888)
Net transfers between other subaccounts
or fixed rate option	(1,872,126)	13,743,826	20,234,986	(2,917,039)	4,922,872
Other charges	(16,749)	(36,074)	(49,548)	(767,473)	(24,384)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,231,714)	(8,489,744)	(9,812,427)	(12,296,176)	797,983

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,201,019)	(7,345,469)	(3,499,625)	(7,198,526)	4,173,469

NET ASSETS
Beginning of period	15,263,376	112,131,371	137,293,842	121,568,965	24,412,637
End of period	$12,062,357	$104,785,902	$133,794,217	$114,370,439	$28,586,106

Beginning units	917,713	9,448,178	11,025,818	11,269,993	1,578,399
Units issued	169,743	10,021,745	3,761,840	5,343,086	1,175,496
Units redeemed	(376,323)	(10,624,761)	(4,549,416)	(6,549,858)	(1,124,310)
Ending units	711,133	8,845,162	10,238,242	10,063,221	1,629,585

The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$11,297	$(44,397)	$25,158	$29,592	$(1,285,531)
Capital gains distributions received	4,530	—	265,887	477,143	—
Net realized gain (loss) on shares redeemed	706	289,180	232,207	156,141	1,895,392
Net change in unrealized gain (loss) on investments	(6,075)	(249,077)	(254,233)	(179,210)	1,110,215
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	10,458	(4,294)	269,019	483,666	1,720,076

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	667	1,905	6,134	5,894	31,038
Annuity payments	(2,231)	(7,023)	—	(57,113)	(58,750)
Surrenders, withdrawals and death benefits	(37,723)	(378,605)	(257,950)	(253,992)	(7,959,443)
Net transfers between other subaccounts
or fixed rate option	(1,307)	(276,115)	(325,416)	(110,727)	24,452,617
Other charges	(596)	(4,600)	(5,619)	(2,417)	(658,544)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(41,190)	(664,438)	(582,851)	(418,355)	15,806,918

TOTAL INCREASE (DECREASE) IN NET ASSETS	(30,732)	(668,732)	(313,832)	65,311	17,526,994

NET ASSETS
Beginning of period	628,204	4,895,136	2,766,718	4,771,715	60,873,124
End of period	$597,472	$4,226,404	$2,452,886	$4,837,026	$78,400,118

Beginning units	60,865	297,837	167,466	291,997	5,836,071
Units issued	63	123	11,627	1,014	8,197,705
Units redeemed	(3,997)	(41,398)	(45,272)	(25,536)	(6,719,301)
Ending units	56,931	256,562	133,821	267,475	7,314,475

The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	Invesco V.I. Mid Cap Growth Fund (Series I)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(685,080)	$(2,658,795)	$(16,998)	$(923,522)	$(175,349)
Capital gains distributions received	—	—	—	—	1,227,115
Net realized gain (loss) on shares redeemed	1,734,302	7,363,888	112,351	1,497,425	458,951
Net change in unrealized gain (loss) on investments	(2,022,085)	(1,234,842)	3,214	5,442,256	(1,736,740)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(972,863)	3,470,251	98,567	6,016,159	(226,023)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	526	298,905	1,170	31,439	59,868
Annuity payments	—	(450,211)	—	(90,899)	(78,999)
Surrenders, withdrawals and death benefits	(5,388,475)	(12,332,414)	(228,288)	(4,853,948)	(1,475,716)
Net transfers between other subaccounts
or fixed rate option	23,531,268	(7,570,510)	321,534	24,167,735	(549,929)
Other charges	(16,030)	(876,387)	(473)	(426,866)	(16,128)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	18,127,289	(20,930,617)	93,943	18,827,461	(2,060,904)

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,154,426	(17,460,366)	192,510	24,843,620	(2,286,927)

NET ASSETS
Beginning of period	27,610,056	181,436,711	855,197	44,285,813	14,113,944
End of period	$44,764,482	$163,976,345	$1,047,707	$69,129,433	$11,827,017

Beginning units	2,739,248	14,933,180	93,932	3,100,484	1,004,856
Units issued	3,482,589	3,700,829	258,969	4,114,059	213,058
Units redeemed	(1,796,177)	(5,508,112)	(247,358)	(2,888,462)	(371,171)
Ending units	4,425,660	13,125,897	105,543	4,326,081	846,743
The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST QMA Emerging Markets Equity Portfolio	Columbia Variable Portfolio Government Money Market Fund (Class 1)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(151,670)	$(22,055)	$(655,899)	$(6,505)	$(9,664)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	333,470	(181,917)	448,589	815	—
Net change in unrealized gain (loss) on investments	1,132	343,974	4,691,942	57,096	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	182,932	140,002	4,484,632	51,406	(9,664)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	1,658	49,284	341	2,130
Annuity payments	—	—	(38,060)	—	(19,405)
Surrenders, withdrawals and death benefits	(952,017)	(243,445)	(3,012,275)	(51,871)	(625,990)
Net transfers between other subaccounts
or fixed rate option	(2,650,861)	450,695	31,010,639	385,627	553,173
Other charges	(3,332)	(645)	(314,716)	(144)	(2,140)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,606,210)	208,263	27,694,872	333,953	(92,232)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,423,278)	348,265	32,179,504	385,359	(101,896)

NET ASSETS
Beginning of period	8,626,333	1,596,077	25,201,049	266,951	1,006,338
End of period	$5,203,055	$1,944,342	$57,380,553	$652,310	$904,442

Beginning units	874,779	197,989	2,033,365	35,115	103,366
Units issued	73,522	136,582	4,178,823	174,464	70,934
Units redeemed	(421,123)	(119,168)	(2,116,856)	(129,358)	(80,478)
Ending units	527,178	215,403	4,095,332	80,221	93,822

The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Columbia Variable Portfolio - Income Opportunities (Class 1)	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$17,508	$(687,958)	$(2,245,542)	$(58,323)	$(33,761)
Capital gains distributions received	8,029	—	—	—	—
Net realized gain (loss) on shares redeemed	(5,085)	698,916	2,118,233	89,121	10,339
Net change in unrealized gain (loss) on investments	(4,063)	1,817,109	4,078,035	347,819	204,741
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	16,389	1,828,067	3,950,726	378,617	181,319

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	139	107	20,248	6,153	2,667
Annuity payments	(1,294)	—	(281,335)	—	—
Surrenders, withdrawals and death benefits	(14,979)	(3,914,701)	(22,857,819)	(322,940)	(386,960)
Net transfers between other subaccounts
or fixed rate option	(912)	8,431,152	29,207,503	1,694,365	1,369,705
Other charges	(236)	(240,260)	(658,990)	(2,392)	(1,672)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(17,282)	4,276,298	5,429,607	1,375,186	983,740

TOTAL INCREASE (DECREASE) IN NET ASSETS	(893)	6,104,365	9,380,333	1,753,803	1,165,059

NET ASSETS
Beginning of period	169,668	36,366,519	89,663,319	3,180,314	2,032,655
End of period	$168,775	$42,470,884	$99,043,652	$4,934,117	$3,197,714

Beginning units	16,645	3,456,959	9,156,684	244,824	153,593
Units issued	13	3,273,542	12,564,493	373,981	158,703
Units redeemed	(1,582)	(2,878,094)	(11,909,150)	(272,219)	(90,807)
Ending units	15,076	3,852,407	9,812,027	346,586	221,489

The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)
	1/1/2016	1/1/2016	1/4/2016*	8/5/2016*
	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(3,710,101)	$(2,227,189)	$(1,230,654)	$89,315
Capital gains distributions received	—	—	—	—
Net realized gain (loss) on shares redeemed	29,964,278	5,419,337	(3,000,397)	(88,339)
Net change in unrealized gain (loss) on investments	(4,818,402)	(8,590,806)	(11,861,708)	(1,330,037)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	21,435,775	(5,398,658)	(16,092,759)	(1,329,061)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	65,707
Annuity payments	(19,743)	—	—	(68,651)
Surrenders, withdrawals and death benefits	(23,661,904)	(13,537,454)	(7,902,691)	(1,768,703)
Net transfers between other subaccounts
or fixed rate option	(304,803,494)	127,347,968	268,297,105	34,460,063
Other charges	(69,793)	(58,207)	(4,750)	(16,432)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(328,554,934)	113,752,307	260,389,664	32,671,984

TOTAL INCREASE (DECREASE) IN NET ASSETS	(307,119,159)	108,353,649	244,296,905	31,342,923

NET ASSETS
Beginning of period	328,078,910	85,261,881	—	—
End of period	$20,959,751	$193,615,530	$244,296,905	$31,342,923

Beginning units	29,129,249	8,601,272	—	—
Units issued	5,547,350	29,645,839	30,370,672	3,947,576
Units redeemed	(32,821,730)	(18,725,839)	(5,594,493)	(729,957)
Ending units	1,854,869	19,521,272	24,776,179	3,217,619

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(10,869,100)	$(10,050,035)	$(10,026,333)	$(2,843,903)	$(18,186,880)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	67,194,725	58,234,577	—	22,283,852	53,954,734
Net change in unrealized gain (loss) on investments	(98,460,981)	(5,762,318)	—	(15,844,665)	(54,776,821)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(42,135,355)	42,422,223	(10,026,333)	3,595,285	(19,008,967)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,953,845	1,825,694	11,282,624	757,474	1,736,293
Annuity payments	(1,276,280)	(438,506)	(3,474,569)	(395,345)	(1,524,233)
Surrenders, withdrawals and death benefits	(74,586,923)	(54,151,584)	(679,680,351)	(17,947,748)	(62,203,882)
Net transfers between other subaccounts
or fixed rate option	178,044,029	19,047,286	600,216,403	(9,674,271)	(75,559,485)
Other charges	(1,557,058)	(2,910,691)	(1,596,979)	(899,248)	(6,730,226)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	103,577,613	(36,627,802)	(73,252,871)	(28,159,139)	(144,281,533)

TOTAL INCREASE (DECREASE) IN NET ASSETS	61,442,258	5,794,422	(83,279,204)	(24,563,854)	(163,290,500)

NET ASSETS
Beginning of period	689,166,511	587,849,552	736,674,104	196,643,252	1,109,217,819
End of period	$750,608,769	$593,643,974	$653,394,900	$172,079,398	$945,927,319

Beginning units	31,645,049	30,988,864	67,305,488	5,272,630	69,640,678
Units issued	20,730,387	13,794,301	189,171,257	2,580,566	7,783,237
Units redeemed	(15,746,349)	(16,266,850)	(196,598,321)	(3,408,637)	(17,219,123)
Ending units	36,629,087	28,516,315	59,878,424	4,444,559	60,204,792

The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Value Equity Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(1,780,339)	$(3,546,995)	$(4,553,679)	$(1,753,077)	$(4,635,652)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	11,017,649	6,578,525	24,468,831	15,529,478	30,910,971
Net change in unrealized gain (loss) on investments	(17,551,123)	(13,209,895)	(18,558,777)	(22,158,787)	(43,643,033)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(8,313,814)	(10,178,365)	1,356,375	(8,382,386)	(17,367,714)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	324,772	1,647,041	1,086,841	432,843	990,966
Annuity payments	(123,934)	(734,723)	(421,029)	(109,403)	(720,485)
Surrenders, withdrawals and death benefits	(10,483,099)	(30,627,434)	(25,855,465)	(9,397,317)	(30,898,293)
Net transfers between other subaccounts
or fixed rate option	(15,762,344)	(25,229,012)	(24,206,646)	(17,710,151)	(18,398,103)
Other charges	(525,121)	(854,656)	(1,013,276)	(537,105)	(659,212)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(26,569,726)	(55,798,783)	(50,409,575)	(27,321,133)	(49,685,126)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(34,883,540)	(65,977,149)	(49,053,201)	(35,703,519)	(67,052,840)

NET ASSETS
Beginning of period	127,679,212	249,186,136	295,248,492	118,991,574	331,797,047
End of period	$92,795,672	$183,208,987	$246,195,291	$83,288,055	$264,744,207

Beginning units	7,116,082	12,385,518	13,632,895	4,942,939	11,173,111
Units issued	1,777,638	8,992,329	3,238,284	1,632,565	2,695,598
Units redeemed	(3,312,825)	(11,971,081)	(5,527,264)	(2,832,089)	(4,652,106)
Ending units	5,580,895	9,406,766	11,343,915	3,743,415	9,216,603

The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(4,950,818)	$(3,684,055)	$(5,248,924)	$(4,804,960)	$(16,490,644)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	22,724,306	27,668,501	42,033,640	5,906,357	119,064,134
Net change in unrealized gain (loss) on investments	(41,063,633)	(40,527,359)	(65,035,474)	(7,855,131)	(21,465,500)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(23,290,145)	(16,542,913)	(28,250,758)	(6,753,735)	81,107,990

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,262,219	1,160,406	1,127,249	1,663,635	3,349,021
Annuity payments	(196,953)	(397,859)	(855,010)	(601,455)	(2,658,923)
Surrenders, withdrawals and death benefits	(28,420,371)	(18,830,183)	(28,620,256)	(32,777,471)	(110,829,494)
Net transfers between other subaccounts
or fixed rate option	293,236,846	(14,211,709)	(41,876,941)	31,124,866	(87,599,519)
Other charges	(1,515,123)	(1,196,471)	(944,640)	(1,485,786)	(2,229,752)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	264,366,619	(33,475,818)	(71,169,599)	(2,076,212)	(199,968,667)

TOTAL INCREASE (DECREASE) IN NET ASSETS	241,076,473	(50,018,731)	(99,420,357)	(8,829,946)	(118,860,677)

NET ASSETS
Beginning of period	270,286,856	242,871,650	349,898,546	312,814,950	1,088,140,993
End of period	$511,363,329	$192,852,919	$250,478,189	$303,985,004	$969,280,316

Beginning units	17,204,065	6,815,385	18,558,146	17,717,610	50,223,760
Units issued	34,664,282	3,420,748	3,710,496	9,356,563	8,898,865
Units redeemed	(10,966,042)	(4,475,839)	(7,980,179)	(9,652,732)	(18,942,310)
Ending units	40,902,305	5,760,294	14,288,463	17,421,441	40,180,315

The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(3,851,447)	$(6,268,934)	$(2,604,469)	$(6,862,573)	$(24,958,669)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	29,871,362	54,621,096	14,955,861	(944,641)	21,790,733
Net change in unrealized gain (loss) on investments	(13,214,027)	(76,459,391)	(13,942,353)	3,501,786	(52,319,974)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	12,805,888	(28,107,228)	(1,590,961)	(4,305,429)	(55,487,910)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,000,776	1,720,771	411,988	1,912,971	5,504,228
Annuity payments	(702,574)	(1,235,289)	(280,576)	(2,185,295)	(2,794,996)
Surrenders, withdrawals and death benefits	(20,369,273)	(41,096,904)	(14,025,661)	(55,239,161)	(125,536,889)
Net transfers between other subaccounts
or fixed rate option	(20,170,246)	(32,112,014)	5,245,751	(19,323,549)	(158,642,429)
Other charges	(847,953)	(1,309,379)	(789,877)	(849,723)	(8,967,674)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(41,089,270)	(74,032,816)	(9,438,374)	(75,684,758)	(290,437,759)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(28,283,381)	(102,140,044)	(11,029,336)	(79,990,187)	(345,925,669)

NET ASSETS
Beginning of period	255,131,454	455,842,490	162,003,766	472,442,146	1,680,167,793
End of period	$226,848,073	$353,702,446	$150,974,430	$392,451,959	$1,334,242,124

Beginning units	16,817,117	11,696,076	6,896,296	34,413,011	98,250,433
Units issued	2,862,416	3,194,563	3,485,816	12,177,526	21,073,746
Units redeemed	(5,451,622)	(5,402,726)	(3,920,792)	(18,358,211)	(39,197,241)
Ending units	14,227,911	9,487,913	6,461,320	28,232,326	80,126,938

The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(2,709,927)	$(2,708,004)	$(39,000,972)	$(2,367,755)	$(4,310,635)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	20,723,474	(5,316,315)	105,598,857	5,063,626	21,708,908
Net change in unrealized gain (loss) on investments	(15,537,500)	(30,918,586)	(108,019,414)	(4,192,695)	(26,587,307)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,476,046	(38,942,905)	(41,421,530)	(1,496,824)	(9,189,034)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	976,083	691,375	7,760,925	511,993	1,950,749
Annuity payments	(756,672)	(428,417)	(1,940,392)	(53,177)	(133,196)
Surrenders, withdrawals and death benefits	(16,805,705)	(12,748,786)	(131,245,784)	(10,453,674)	(22,548,905)
Net transfers between other subaccounts
or fixed rate option	(7,367,297)	(14,191,294)	408,976,330	2,117,002	11,872,119
Other charges	(853,233)	(1,108,285)	(14,574,850)	(576,694)	(1,365,467)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(24,806,824)	(27,785,407)	268,976,228	(8,454,550)	(10,224,699)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,330,778)	(66,728,312)	227,554,698	(9,951,374)	(19,413,733)

NET ASSETS
Beginning of period	189,182,661	197,593,031	2,272,782,141	137,519,726	257,973,305
End of period	$166,851,883	$130,864,719	$2,500,336,839	$127,568,352	$238,559,572

Beginning units	9,586,912	7,167,473	118,930,958	9,452,301	11,157,079
Units issued	3,177,107	3,817,437	42,292,569	2,924,942	8,449,744
Units redeemed	(4,444,859)	(5,120,267)	(28,911,686)	(3,561,386)	(9,019,809)
Ending units	8,319,160	5,864,643	132,311,841	8,815,857	10,587,014

The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(2,946,538)	$(2,923,111)	$(6,487,887)	$(7,519,174)	$(90,555,725)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6,616,527	(2,901,463)	24,825,158	31,277,042	234,358,393
Net change in unrealized gain (loss) on investments	(12,119,051)	(6,080,474)	(11,968,658)	(34,654,312)	(208,514,351)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(8,449,062)	(11,905,048)	6,368,613	(10,896,445)	(64,711,683)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,491,392	921,073	1,162,926	1,654,094	14,854,810
Annuity payments	(351,464)	(483,572)	(572,416)	(79,796)	(1,565,922)
Surrenders, withdrawals and death benefits	(16,902,414)	(21,082,105)	(43,524,740)	(32,643,011)	(299,047,802)
Net transfers between other subaccounts
or fixed rate option	2,250,172	(12,254,321)	(17,200,942)	(33,146,917)	(118,849,238)
Other charges	(975,214)	(613,108)	(927,142)	(2,622,311)	(24,356,327)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(14,487,528)	(33,512,034)	(61,062,312)	(66,837,941)	(428,964,479)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,936,590)	(45,417,081)	(54,693,699)	(77,734,386)	(493,676,162)

NET ASSETS
Beginning of period	194,149,040	205,537,881	414,734,742	475,936,202	5,062,624,513
End of period	$171,212,450	$160,120,800	$360,041,043	$398,201,816	$4,568,948,351

Beginning units	10,518,012	13,173,180	21,229,301	37,368,293	353,854,312
Units issued	4,123,242	4,346,580	6,209,520	13,610,132	60,311,255
Units redeemed	(5,032,464)	(6,808,315)	(9,727,169)	(18,923,269)	(91,825,013)
Ending units	9,608,790	10,711,445	17,711,652	32,055,156	322,340,554

The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(48,479,732)	$(51,049,475)	$(39,232,601)	$(18,127,384)	$(14,099,475)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	158,080,862	116,966,703	89,151,836	52,467,543	29,375,439
Net change in unrealized gain (loss) on investments	(240,034,698)	(100,392,729)	(83,355,755)	(71,890,735)	(31,404,187)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(130,433,568)	(34,475,501)	(33,436,519)	(37,550,576)	(16,128,223)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,470,741	12,593,616	5,932,006	2,816,586	2,253,468
Annuity payments	(2,045,733)	(1,305,939)	(1,838,003)	(485,584)	(440,979)
Surrenders, withdrawals and death benefits	(167,504,955)	(199,344,066)	(189,829,532)	(54,674,316)	(47,234,375)
Net transfers between other subaccounts
or fixed rate option	(357,563,402)	(87,995,265)	(97,990,308)	842,407,009	75,489,564
Other charges	(14,197,879)	(18,533,169)	(12,041,119)	(8,666,464)	(6,847,076)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(532,841,229)	(294,584,823)	(295,766,955)	781,397,231	23,220,603

TOTAL INCREASE (DECREASE) IN NET ASSETS	(663,274,797)	(329,060,324)	(329,203,474)	743,846,655	7,092,380

NET ASSETS
Beginning of period	2,897,839,195	3,056,528,856	2,325,500,246	917,204,463	858,980,036
End of period	$2,234,564,398	$2,727,468,532	$1,996,296,772	$1,661,051,118	$866,072,416

Beginning units	233,965,422	213,349,940	168,146,779	66,475,728	73,707,778
Units issued	34,221,656	25,973,030	26,429,517	79,920,785	20,324,706
Units redeemed	(78,508,679)	(46,957,236)	(48,252,006)	(23,109,585)	(18,160,132)
Ending units	189,678,399	192,365,734	146,324,290	123,286,928	75,872,352

The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(11,723,932)	$(11,852,350)	$(8,559,820)	$(7,030)	$45,776
Capital gains distributions received	—	—	—	150,989	441,908
Net realized gain (loss) on shares redeemed	32,641,406	21,385,150	7,789,710	53,469	54,131
Net change in unrealized gain (loss) on investments	(39,403,787)	(27,301,935)	(1,920,086)	(195,286)	(540,958)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(18,486,313)	(17,769,134)	(2,690,197)	2,141	857

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,628,582	2,067,277	2,107,537	4,664	4,848
Annuity payments	(87,292)	(105,392)	(156,351)	—	(16,848)
Surrenders, withdrawals and death benefits	(32,603,729)	(39,799,975)	(41,724,842)	(127,123)	(340,489)
Net transfers between other subaccounts
or fixed rate option	(42,548,707)	(53,102,985)	21,560,799	(13,048)	(158,789)
Other charges	(5,742,636)	(5,924,579)	(3,195,316)	(3,484)	(4,667)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(79,353,782)	(96,865,654)	(21,408,173)	(138,991)	(515,946)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(97,840,095)	(114,634,789)	(24,098,370)	(136,849)	(515,089)

NET ASSETS
Beginning of period	728,979,113	761,419,983	497,795,539	1,093,952	4,337,950
End of period	$631,139,018	$646,785,194	$473,697,169	$957,103	$3,822,861

Beginning units	56,420,211	63,341,349	40,755,484	68,853	196,258
Units issued	7,428,614	7,430,410	23,774,859	2,296	7,359
Units redeemed	(13,669,329)	(15,576,701)	(25,686,750)	(10,969)	(30,760)
Ending units	50,179,496	55,195,058	38,843,593	60,180	172,857

The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	Prudential SP International Growth Portfolio (Class I)	NVIT Developing Markets Fund (Class II)	ProFund VP Asia 30	ProFund VP Banks
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(3,962)	$(83,629)	$(187,435)	$(140,626)	$(55,880)
Capital gains distributions received	20,056	—	—	670,171	—
Net realized gain (loss) on shares redeemed	9,851	475,589	(767,805)	(1,102,750)	107,322
Net change in unrealized gain (loss) on investments	(15,680)	(356,760)	(6,808,037)	(849,163)	(377,816)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	10,264	35,200	(7,763,277)	(1,422,369)	(326,375)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	265	26,081	454,485	53,752	87,462
Annuity payments	—	(12,312)	(2,363)	(33,608)	(19,036)
Surrenders, withdrawals and death benefits	(4,458)	(770,144)	(5,137,470)	(1,236,851)	(601,326)
Net transfers between other subaccounts
or fixed rate option	(14,023)	434,150	(234,317)	(585,659)	1,311,593
Other charges	(634)	(5,564)	(49,762)	(27,102)	(3,864)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(18,850)	(327,789)	(4,969,426)	(1,829,468)	774,829

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,586)	(292,589)	(12,732,704)	(3,251,837)	448,454

NET ASSETS
Beginning of period	379,537	5,552,393	47,005,411	12,317,966	4,619,120
End of period	$370,951	$5,259,804	$34,272,707	$9,066,129	$5,067,574

Beginning units	14,280	397,464	2,460,786	549,072	639,173
Units issued	10	192,319	738,054	742,366	2,377,875
Units redeemed	(712)	(221,962)	(992,282)	(836,050)	(2,304,030)
Ending units	13,578	367,821	2,206,558	455,388	713,018

The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP Bear	ProFund VP Biotechnology	ProFund VP Basic Materials	ProFund VP UltraBull	ProFund VP Bull
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(82,735)	$(292,628)	$(76,724)	$(145,267)	$(566,455)
Capital gains distributions received	—	800,406	—	1,518,134	548,564
Net realized gain (loss) on shares redeemed	(430,881)	1,406,970	(416,106)	(164,250)	1,323,788
Net change in unrealized gain (loss) on investments	130,864	(1,792,589)	(885,139)	(1,340,831)	(1,630,661)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(382,751)	122,159	(1,377,968)	(132,216)	(324,765)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	14,413	83,934	43,866	63,448	63,217
Annuity payments	(10,610)	(27,566)	(27,159)	(143,497)	19,415
Surrenders, withdrawals and death benefits	(592,502)	(2,227,969)	(763,757)	(1,269,389)	(6,068,950)
Net transfers between other subaccounts
or fixed rate option	643,965	(3,295,423)	(1,294,908)	(1,880,254)	(18,612,133)
Other charges	(5,885)	(10,391)	(8,285)	(6,252)	(44,622)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	49,382	(5,477,415)	(2,050,243)	(3,235,942)	(24,643,073)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(333,369)	(5,355,256)	(3,428,212)	(3,368,158)	(24,967,839)

NET ASSETS
Beginning of period	5,964,091	22,711,362	9,745,127	12,418,385	56,458,616
End of period	$5,630,722	$17,356,106	$6,316,915	$9,050,227	$31,490,778

Beginning units	2,385,698	723,709	522,248	808,588	3,407,628
Units issued	16,810,531	916,803	376,293	2,603,075	11,409,180
Units redeemed	(16,890,691)	(1,091,101)	(501,535)	(2,799,389)	(12,899,539)
Ending units	2,305,538	549,411	397,006	612,274	1,917,269
The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP Consumer Services	ProFund VP Consumer Goods Portfolio	ProFund VP Oil & Gas	ProFund VP Europe 30	ProFund VP Financials
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(209,082)	$(83,742)	$(158,345)	$551,085	$(208,904)
Capital gains distributions received	1,711,329	—	1,910,444	—	—
Net realized gain (loss) on shares redeemed	474,116	1,123,099	(4,343,866)	(2,203,416)	1,723,218
Net change in unrealized gain (loss) on investments	(1,705,175)	(687,574)	(3,223,016)	(12,732)	(2,353,004)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	271,188	351,783	(5,814,783)	(1,665,063)	(838,690)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	48,335	42,129	75,552	58,658	91,777
Annuity payments	(5,524)	(3,468)	(20,236)	23,879	(1,972)
Surrenders, withdrawals and death benefits	(2,813,784)	(1,439,169)	(3,184,442)	(1,720,255)	(1,927,992)
Net transfers between other subaccounts
or fixed rate option	5,888,395	(1,243,359)	(1,082,309)	1,159,540	(1,804,629)
Other charges	(60,674)	(56,569)	(23,744)	(22,784)	(79,253)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,056,747	(2,700,437)	(4,235,178)	(500,962)	(3,722,070)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,327,936	(2,348,653)	(10,049,961)	(2,166,025)	(4,560,760)

NET ASSETS
Beginning of period	11,145,749	16,703,713	25,967,146	12,684,129	20,489,767
End of period	$14,473,685	$14,355,060	$15,917,185	$10,518,104	$15,929,007

Beginning units	605,758	863,098	1,124,458	1,052,151	1,954,124
Units issued	1,160,237	937,041	888,914	2,039,547	1,160,649
Units redeemed	(1,012,641)	(1,082,109)	(1,108,604)	(2,107,776)	(1,533,078)
Ending units	753,354	718,030	904,768	983,922	1,581,695

The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP U.S. Government Plus	ProFund VP Health Care	ACCESS VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(220,547)	$(934,609)	$281,506	$(139,778)	$(98,629)
Capital gains distributions received	—	—	218,898	—	672,719
Net realized gain (loss) on shares redeemed	1,218,009	7,794,068	(350,558)	504,206	211,890
Net change in unrealized gain (loss) on investments	(892,069)	(5,796,880)	(460,355)	(903,582)	302,333
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	105,393	1,062,579	(310,510)	(539,154)	1,088,314

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	27,415	163,600	17,068	36,455	20,767
Annuity payments	32,322	(20,878)	(18,706)	(3,478)	(1,278)
Surrenders, withdrawals and death benefits	(2,508,335)	(9,451,548)	(1,716,215)	(1,033,246)	(887,628)
Net transfers between other subaccounts
or fixed rate option	(799,569)	5,799,947	(1,406,327)	(3,359,435)	4,391,098
Other charges	(21,329)	(269,725)	(3,956)	(46,865)	(3,628)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,269,496)	(3,778,603)	(3,128,136)	(4,406,568)	3,519,332

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,164,103)	(2,716,024)	(3,438,646)	(4,945,722)	4,607,645

NET ASSETS
Beginning of period	17,723,263	52,235,612	11,927,859	12,137,561	5,279,059
End of period	$14,559,160	$49,519,588	$8,489,213	$7,191,839	$9,886,704

Beginning units	863,670	2,579,441	645,923	629,230	123,537
Units issued	8,063,089	2,386,500	2,084,214	317,148	242,517
Units redeemed	(8,166,265)	(2,606,103)	(2,267,837)	(555,050)	(171,436)
Ending units	760,494	2,359,838	462,300	391,328	194,618

The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP Japan	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(152,297)	$(177,865)	$(357,518)	$(214,152)	$(101,670)
Capital gains distributions received	—	—	4,039,257	801,578	271,762
Net realized gain (loss) on shares redeemed	1,008,558	(6,391,173)	(3,105,551)	(1,046,061)	763,925
Net change in unrealized gain (loss) on investments	(727,447)	2,187,431	(1,309,461)	(1,163,386)	(642,007)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	128,815	(4,381,606)	(733,273)	(1,622,021)	292,010

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	45,833	63,601	52,573	37,196	50,974
Annuity payments	4,795	(41,954)	26,838	16,191	11,319
Surrenders, withdrawals and death benefits	(1,410,936)	(1,853,451)	(3,032,478)	(1,988,319)	(1,311,361)
Net transfers between other subaccounts
or fixed rate option	1,574,563	630,927	1,820,396	(1,661,667)	(1,902,014)
Other charges	(13,239)	(20,848)	(48,531)	(42,159)	(9,342)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	201,016	(1,221,725)	(1,181,201)	(3,638,758)	(3,160,424)

TOTAL INCREASE (DECREASE) IN NET ASSETS	329,831	(5,603,331)	(1,914,474)	(5,260,778)	(2,868,415)

NET ASSETS
Beginning of period	7,391,582	15,781,160	23,083,180	17,298,542	10,881,756
End of period	$7,721,413	$10,177,829	$21,168,706	$12,037,764	$8,013,341

Beginning units	641,077	2,216,874	1,099,320	801,898	716,987
Units issued	1,506,373	9,620,872	2,527,597	1,370,025	718,991
Units redeemed	(1,505,806)	(9,712,045)	(2,608,233)	(1,552,405)	(930,552)
Ending units	641,644	2,125,701	1,018,684	619,518	505,426

The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP NASDAQ-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(113,085)	$(141,167)	$(376,479)	$(15,065)	$(382,129)
Capital gains distributions received	—	—	3,185,457	65,150	3,747,819
Net realized gain (loss) on shares redeemed	1,365,084	(1,213,452)	(185,352)	(225,138)	(2,043,737)
Net change in unrealized gain (loss) on investments	(1,361,496)	660,206	(908,486)	(98,442)	(1,841,455)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(109,497)	(694,413)	1,715,140	(273,495)	(519,502)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	53,204	59,732	47,560	9,753	46,197
Annuity payments	13,085	(7,389)	(948,656)	(2,237)	17,145
Surrenders, withdrawals and death benefits	(2,630,741)	(1,428,156)	(3,810,736)	(315,496)	(3,082,730)
Net transfers between other subaccounts
or fixed rate option	(2,065,207)	(2,771,350)	909,948	(845,810)	2,119,267
Other charges	(30,963)	(15,041)	(24,685)	(1,046)	(47,494)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,660,622)	(4,162,203)	(3,826,569)	(1,154,836)	(947,616)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,770,119)	(4,856,616)	(2,111,428)	(1,428,331)	(1,467,117)

NET ASSETS
Beginning of period	16,398,977	12,483,460	30,971,656	3,403,595	23,074,896
End of period	$11,628,858	$7,626,844	$28,860,228	$1,975,264	$21,607,779

Beginning units	690,524	6,709,721	1,970,614	327,800	1,014,937
Units issued	937,625	36,132,547	11,198,068	985,868	2,561,460
Units redeemed	(1,134,181)	(38,629,497)	(11,427,573)	(1,117,282)	(2,625,863)
Ending units	493,968	4,212,771	1,741,109	196,386	950,534

The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(5,241)	$(22,337)	$(11,623)	$(233,527)	$(76,961)
Capital gains distributions received	—	—	—	1,377,362	—
Net realized gain (loss) on shares redeemed	(26,497)	(523,506)	(13,007)	(1,315,163)	422,751
Net change in unrealized gain (loss) on investments	24,965	84,452	21,620	(1,657,294)	(382,248)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(6,773)	(461,391)	(3,011)	(1,828,623)	(36,458)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,792	3,881	2,327	36,074	9,187
Annuity payments	(239)	(1,210)	(223)	2,725	—
Surrenders, withdrawals and death benefits	(45,055)	(125,073)	(32,926)	(1,699,813)	(602,965)
Net transfers between other subaccounts
or fixed rate option	22,761	1,014,163	(113,672)	438,638	480,646
Other charges	(704)	(3,280)	(1,004)	(34,955)	(2,900)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(21,445)	888,482	(145,498)	(1,257,331)	(116,032)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(28,218)	427,092	(148,508)	(3,085,954)	(152,490)

NET ASSETS
Beginning of period	526,556	1,065,418	687,605	13,800,291	6,252,391
End of period	$498,338	$1,492,510	$539,097	$10,714,337	$6,099,901

Beginning units	248,877	831,968	338,776	702,203	592,092
Units issued	2,534,583	16,033,181	14,329,156	1,070,999	506,229
Units redeemed	(2,538,790)	(15,510,375)	(14,396,321)	(1,164,973)	(499,846)
Ending units	244,670	1,354,774	271,611	608,229	598,475

The accompanying notes are an integral part of these financial statements.
A71

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP Telecommunications	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$11,227	$(247,590)	$(520,955)	$(132,223)	$167,636
Capital gains distributions received	—	2,923,807	5,588,947	317,179	125,095
Net realized gain (loss) on shares redeemed	(63,311)	(3,477,733)	1,864,874	(670,388)	1,841,880
Net change in unrealized gain (loss) on investments	56,471	(1,245,170)	(1,610,229)	(657,554)	(4,793,019)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,388	(2,046,686)	5,322,638	(1,142,987)	(2,658,407)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	31,165	73,258	136,153	159,781	75,076
Annuity payments	—	(10,060)	(3,480)	(12,762)	23,450
Surrenders, withdrawals and death benefits	(1,389,782)	(1,786,145)	(3,977,089)	(951,330)	(3,405,000)
Net transfers between other subaccounts
or fixed rate option	(589,007)	(259,255)	(470,820)	(1,468,584)	(8,387,963)
Other charges	(25,715)	(14,229)	(25,446)	(5,715)	(86,739)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,973,338)	(1,996,432)	(4,340,682)	(2,278,610)	(11,781,176)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,968,950)	(4,043,118)	981,956	(3,421,597)	(14,439,584)

NET ASSETS
Beginning of period	6,332,046	23,522,950	42,098,782	10,465,996	33,521,848
End of period	$4,363,096	$19,479,832	$43,080,738	$7,044,399	$19,082,264

Beginning units	627,384	845,480	8,526,695	560,642	1,719,667
Units issued	476,701	3,990,466	14,792,413	2,046,512	1,490,903
Units redeemed	(650,975)	(4,045,871)	(15,491,095)	(2,167,771)	(2,142,060)
Ending units	453,110	790,075	7,828,013	439,383	1,068,510

The accompanying notes are an integral part of these financial statements.
A72

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Rydex VT Nova	Rydex VT NASDAQ-100	Rydex VT Inverse S&P 500 Strategy
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(380,899)	$(72,025)	$(21,192)	$(131,404)	$(483)
Capital gains distributions received	—	—	—	607,001	—
Net realized gain (loss) on shares redeemed	2,605,994	1,081,489	195,362	530,178	(10,806)
Net change in unrealized gain (loss) on investments	(1,859,545)	(1,995,705)	(211,965)	(389,875)	9,198
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	365,550	(986,240)	(37,795)	615,901	(2,092)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	69,134	48,966	2,240	30,894	30
Annuity payments	20,960	(11,388)	(916)	(12,875)	—
Surrenders, withdrawals and death benefits	(4,238,282)	(1,916,166)	(289,595)	(1,172,732)	(6,052)
Net transfers between other subaccounts
or fixed rate option	(8,821,883)	(9,997,339)	(83,621)	(322,217)	1,537
Other charges	(47,789)	(56,649)	(2,051)	(15,137)	(51)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(13,017,859)	(11,932,576)	(373,942)	(1,492,067)	(4,536)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,652,309)	(12,918,816)	(411,737)	(876,167)	(6,628)

NET ASSETS
Beginning of period	37,627,457	28,106,666	1,746,005	9,893,842	39,012
End of period	$24,975,148	$15,187,850	$1,334,268	$9,017,676	$32,384

Beginning units	2,195,905	1,950,164	158,866	737,998	12,658
Units issued	2,032,631	1,075,050	1,732	6,076	638
Units redeemed	(2,816,171)	(1,914,297)	(35,140)	(113,240)	(2,148)
Ending units	1,412,365	1,110,917	125,458	630,834	11,148

The accompanying notes are an integral part of these financial statements.
A73

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Invesco V.I. Global Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)	Wells Fargo VT Index Asset Allocation Fund (Class 2)	Wells Fargo VT International Equity Portfolio (Class 2)	Wells Fargo VT Small Cap Growth Portfolio (Class 2)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(807,341)	$(292,509)	$(99,928)	$10,009	$(22,739)
Capital gains distributions received	4,967,020	2,074,638	—	—	198,540
Net realized gain (loss) on shares redeemed	8,227,400	1,230,322	1,446,297	37,507	111,728
Net change in unrealized gain (loss) on investments	(12,224,159)	(1,931,006)	(1,364,912)	(27,879)	(338,036)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	162,921	1,081,445	(18,544)	19,636	(50,507)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	309,395	106,922	24,990	361	16,933
Annuity payments	(73,463)	(21,735)	(682,733)	—	(8,184)
Surrenders, withdrawals and death benefits	(5,531,863)	(2,297,425)	(2,725,504)	(173,312)	(215,308)
Net transfers between other subaccounts
or fixed rate option	(323,437)	563,443	(1,069,359)	15,952	22,255
Other charges	(52,621)	(26,250)	(18,917)	(118)	(1,163)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,671,989)	(1,675,045)	(4,471,522)	(157,117)	(185,468)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,509,068)	(593,600)	(4,490,066)	(137,481)	(235,975)

NET ASSETS
Beginning of period	52,379,874	21,265,250	27,689,796	509,864	1,620,066
End of period	$46,870,806	$20,671,650	$23,199,730	$372,383	$1,384,091

Beginning units	1,946,086	2,382,012	706,761	61,078	81,125
Units issued	847,332	315,114	8,900	5,167	4,504
Units redeemed	(1,095,282)	(507,864)	(122,389)	(21,804)	(13,246)
Ending units	1,698,136	2,189,262	593,272	44,441	72,383

The accompanying notes are an integral part of these financial statements.
A74

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Wells Fargo VT Total Return Bond (Class 2)	AST FI Pyramis Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(4,077)	$(23,616,536)	$(43,148,201)	$(35,119,052)	$(15,281,077)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	54,721	51,487,444	143,195,038	105,688,838	23,568,034
Net change in unrealized gain (loss) on investments	(86,731)	(37,087,797)	(171,227,534)	(89,877,661)	(12,877,592)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(36,088)	(9,216,890)	(71,180,697)	(19,307,875)	(4,590,635)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,198	3,508,526	5,505,725	4,602,935	10,755
Annuity payments	(24,633)	(690,821)	(543,416)	(894,163)	(156,778)
Surrenders, withdrawals and death benefits	(336,905)	(86,496,904)	(138,908,383)	(121,269,712)	(50,723,414)
Net transfers between other subaccounts
or fixed rate option	(181,607)	(61,756,087)	954,144,542	(97,790,342)	1,089,093,032
Other charges	(1,311)	(8,152,870)	(16,800,770)	(11,152,512)	(9,626,548)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(538,258)	(153,588,157)	803,397,698	(226,503,794)	1,028,597,048

TOTAL INCREASE (DECREASE) IN NET ASSETS	(574,346)	(162,805,047)	732,217,001	(245,811,669)	1,024,006,413

NET ASSETS
Beginning of period	3,403,090	1,364,995,130	2,292,578,757	2,024,232,881	633,172,865
End of period	$2,828,744	$1,202,190,083	$3,024,795,758	$1,778,421,212	$1,657,179,278

Beginning units	180,279	113,449,262	185,765,255	140,665,631	41,948,706
Units issued	6,821	17,635,256	130,878,427	19,519,481	177,597,885
Units redeemed	(35,232)	(30,517,236)	(67,868,342)	(35,726,339)	(109,058,733)
Ending units	151,868	100,567,282	248,775,340	124,458,773	110,487,858

The accompanying notes are an integral part of these financial statements.
A75

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Bond Portfolio 2016
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(1,313,352)	$(1,106,404)	$(744,680)	$(1,872,598)	$(489,521)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	359,046	1,564,230	2,932,112	(3,543,982)	86,071
Net change in unrealized gain (loss) on investments	291,890	(861,184)	(3,382,107)	(17,432,881)	(264,494)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(662,416)	(403,358)	(1,194,675)	(22,849,461)	(667,944)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	433	3,460	122,653	377,904	—
Annuity payments	(778,720)	—	(7,822)	(23,143)	—
Surrenders, withdrawals and death benefits	(8,229,627)	(7,187,544)	(2,854,296)	(6,500,177)	(5,214,449)
Net transfers between other subaccounts
or fixed rate option	(5,312,855)	2,402,532	(4,176,125)	(9,263,997)	34,306,035
Other charges	(27,695)	(22,418)	(357,687)	(997,367)	(7,053)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(14,348,464)	(4,803,970)	(7,273,276)	(16,406,779)	29,084,534

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,010,879)	(5,207,328)	(8,467,951)	(39,256,241)	28,416,590

NET ASSETS
Beginning of period	73,254,672	59,083,079	47,309,270	128,435,084	9,633,270
End of period	$58,243,793	$53,875,751	$38,841,319	$89,178,843	$38,049,860

Beginning units	5,596,118	4,464,881	3,551,291	13,467,401	908,054
Units issued	1,609,054	2,282,091	1,588,024	6,793,333	4,180,735
Units redeemed	(2,715,276)	(2,650,159)	(2,168,186)	(8,875,873)	(1,427,635)
Ending units	4,489,896	4,096,813	2,971,129	11,384,861	3,661,154

The accompanying notes are an integral part of these financial statements.
A76

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Bond Portfolio 2020	AST Boston Partners Large-Cap Value Portfolio	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2017	AST Bond Portfolio 2021
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(2,428,632)	$(434,840)	$(924,416)	$(565,878)	$(3,032,985)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,416,868	3,629,760	4,944,052	301,552	5,235,701
Net change in unrealized gain (loss) on investments	(3,158,530)	(4,920,458)	(366,735)	(264,093)	(2,051,995)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(170,294)	(1,725,538)	3,652,900	(528,419)	150,722

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,233	114,213	171,099	165	—
Annuity payments	—	(2,380)	(2,065)	—	—
Surrenders, withdrawals and death benefits	(14,424,416)	(3,345,836)	(4,057,772)	(3,963,918)	(17,796,714)
Net transfers between other subaccounts
or fixed rate option	6,209,799	(4,141,926)	27,817,395	5,597,566	25,681,630
Other charges	(44,770)	(176,266)	(441,150)	(10,137)	(44,094)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(8,253,154)	(7,552,195)	23,487,507	1,623,676	7,840,821

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,423,448)	(9,277,733)	27,140,407	1,095,257	7,991,543

NET ASSETS
Beginning of period	133,908,374	31,414,131	44,599,812	26,981,600	153,971,685
End of period	$125,484,926	$22,136,398	$71,740,219	$28,076,857	$161,963,228

Beginning units	12,075,160	1,881,196	2,432,317	2,367,527	11,893,215
Units issued	8,997,021	708,309	3,335,407	1,473,845	13,380,341
Units redeemed	(9,702,896)	(1,176,116)	(2,178,944)	(1,328,566)	(12,734,454)
Ending units	11,369,285	1,413,389	3,588,780	2,512,806	12,539,102

The accompanying notes are an integral part of these financial statements.
A77

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Wells Fargo VT Intrinsic Value Portfolio (Class 2)	Wells Fargo VT Omega Growth Portfolio (Class 2)	Wells Fargo VT Small Cap Value Portfolio (Class 1)	Wells Fargo VT Omega Growth Portfolio (Class 1)	Wells Fargo VT Small Cap Growth Portfolio (Class 1)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(92,131)	$(36,166)	$(7,807)	$(326,016)	$(204,559)
Capital gains distributions received	2,233,175	430,067	—	3,640,961	1,787,951
Net realized gain (loss) on shares redeemed	1,363,826	121,440	53,451	395,044	744,163
Net change in unrealized gain (loss) on investments	(3,787,142)	(507,943)	(159,361)	(3,689,632)	(2,959,961)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(282,272)	7,398	(113,717)	20,356	(632,406)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	69,287	5,185	5,169	127,690	54,017
Annuity payments	(69,652)	(5,724)	(1,326)	(33,737)	(17,044)
Surrenders, withdrawals and death benefits	(2,091,333)	(393,185)	(136,805)	(2,206,441)	(1,670,626)
Net transfers between other subaccounts
or fixed rate option	(86,394)	(25,545)	(8,675)	(1,928,601)	(222,837)
Other charges	(17,414)	(1,323)	(2,846)	(21,662)	(14,265)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,195,505)	(420,593)	(144,484)	(4,062,752)	(1,870,755)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,477,778)	(413,195)	(258,201)	(4,042,397)	(2,503,161)

NET ASSETS
Beginning of period	16,606,432	2,704,665	1,045,021	23,913,126	14,575,266
End of period	$14,128,654	$2,291,470	$786,820	$19,870,730	$12,072,105

Beginning units	921,573	141,818	73,161	1,137,310	822,754
Units issued	170,599	1,697	3,758	194,947	287,236
Units redeemed	(300,742)	(23,238)	(14,606)	(377,637)	(401,685)
Ending units	791,430	120,277	62,313	954,620	708,305

The accompanying notes are an integral part of these financial statements.
A78

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Wells Fargo VT International Equity Portfolio (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$473,274	$(1,320,776)	$(1,794,550)	$(2,329,328)	$38,335
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(415,372)	1,443,411	1,815,866	5,980,746	2,257,244
Net change in unrealized gain (loss) on investments	8,156	(700,076)	(2,056,522)	(10,197,205)	(2,149,179)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	66,057	(577,440)	(2,035,205)	(6,545,787)	146,400

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	149,274	7,388	2,476,129	193,104	95,869
Annuity payments	(49,485)	(14,772)	(93,899)	(167,918)	(115,576)
Surrenders, withdrawals and death benefits	(2,239,885)	(9,992,196)	(11,774,559)	(9,816,926)	(3,637,512)
Net transfers between other subaccounts
or fixed rate option	1,981,497	102,470,005	41,453,607	(4,187,335)	1,042,051
Other charges	(19,039)	(18,706)	(42,163)	(819,655)	(20,123)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(177,639)	92,451,719	32,019,115	(14,798,731)	(2,635,292)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(111,582)	91,874,279	29,983,910	(21,344,517)	(2,488,892)

NET ASSETS
Beginning of period	15,374,958	20,257,092	107,309,932	142,913,482	26,901,529
End of period	$15,263,376	$112,131,371	$137,293,842	$121,568,965	$24,412,637

Beginning units	936,065	1,709,052	8,527,848	12,640,907	1,753,596
Units issued	452,785	14,772,282	4,930,087	4,851,616	671,391
Units redeemed	(471,137)	(7,033,156)	(2,432,117)	(6,222,530)	(846,588)
Ending units	917,713	9,448,178	11,025,818	11,269,993	1,578,399
The accompanying notes are an integral part of these financial statements.
A79

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$13,883	$(50,997)	$(30,348)	$(72,005)	$(988,306)
Capital gains distributions received	1,612	—	310,302	573,417	—
Net realized gain (loss) on shares redeemed	2,492	218,467	138,070	514,483	1,096,766
Net change in unrealized gain (loss) on investments	(14,874)	225,395	(538,924)	(1,227,821)	(1,435,997)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,114	392,865	(120,900)	(211,926)	(1,327,537)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	774	4,583	21,339	7,237	170,057
Annuity payments	(24,578)	(54,584)	(28,502)	(85,552)	—
Surrenders, withdrawals and death benefits	(30,239)	(362,309)	(213,952)	(837,986)	(6,806,462)
Net transfers between other subaccounts
or fixed rate option	(55,657)	(54,965)	(35,521)	(270,617)	19,174,429
Other charges	(656)	(5,068)	(6,328)	(2,304)	(468,833)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(110,357)	(472,344)	(262,964)	(1,189,222)	12,069,192

TOTAL INCREASE (DECREASE) IN NET ASSETS	(107,243)	(79,479)	(383,863)	(1,401,148)	10,741,654

NET ASSETS
Beginning of period	735,447	4,974,615	3,150,581	6,172,863	50,131,470
End of period	$628,204	$4,895,136	$2,766,718	$4,771,715	$60,873,124

Beginning units	71,487	326,979	182,677	360,961	4,725,863
Units issued	75	3,244	6,002	1,491	6,263,949
Units redeemed	(10,697)	(32,386)	(21,213)	(70,455)	(5,153,741)
Ending units	60,865	297,837	167,466	291,997	5,836,071

The accompanying notes are an integral part of these financial statements.
A80

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	Invesco V.I. Mid Cap Growth Fund (Series I)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(1,171,109)	$(3,227,133)	$(12,901)	$(463,205)	$(209,000)
Capital gains distributions received	—	—	—	—	1,086,262
Net realized gain (loss) on shares redeemed	13,587,510	8,163,969	(65,295)	1,307,615	1,097,523
Net change in unrealized gain (loss) on investments	(11,516,813)	(10,619,977)	39,205	(1,828,839)	(1,952,076)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	899,589	(5,683,141)	(38,991)	(984,429)	22,708

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	501,772	913	46,026	67,922
Annuity payments	—	(516,315)	—	—	(16,304)
Surrenders, withdrawals and death benefits	(6,455,237)	(15,606,601)	(133,266)	(1,758,134)	(1,850,792)
Net transfers between other subaccounts
or fixed rate option	(102,401,934)	(5,602,022)	(47,020)	23,269,383	1,058,293
Other charges	(21,749)	(972,835)	(243)	(197,259)	(16,368)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(108,878,920)	(22,196,001)	(179,616)	21,360,015	(757,249)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(107,979,331)	(27,879,143)	(218,608)	20,375,586	(734,541)

NET ASSETS
Beginning of period	135,589,387	209,315,854	1,073,805	23,910,227	14,848,485
End of period	$27,610,056	$181,436,711	$855,197	$44,285,813	$14,113,944

Beginning units	13,498,938	16,747,917	113,162	1,633,634	1,055,224
Units issued	588,481	3,298,111	193,406	2,702,378	327,063
Units redeemed	(11,348,171)	(5,112,848)	(212,636)	(1,235,528)	(377,431)
Ending units	2,739,248	14,933,180	93,932	3,100,484	1,004,856

The accompanying notes are an integral part of these financial statements.
A81

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST QMA Emerging Markets Equity Portfolio	Columbia Variable Portfolio Government Money Market (Class 1)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(879,117)	$(23,258)	$(468,712)	$(4,610)	$(10,916)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	13,914,510	(127,241)	1,452,984	(16,654)	—
Net change in unrealized gain (loss) on investments	(11,847,746)	(180,051)	(2,565,308)	(52,482)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,187,647	(330,551)	(1,581,036)	(73,746)	(10,916)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,946	1,595	46,319	640	2,481
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(4,407,384)	(229,238)	(2,691,870)	(121,992)	(599,259)
Net transfers between other subaccounts
or fixed rate option	(130,541,033)	16,802	1,726,002	205,006	569,224
Other charges	(21,431)	(376)	(206,350)	(115)	(2,349)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(134,962,902)	(211,217)	(1,125,898)	83,539	(29,904)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(133,775,255)	(541,768)	(2,706,934)	9,793	(40,820)

NET ASSETS
Beginning of period	142,401,588	2,137,845	27,907,983	257,158	1,047,158
End of period	$8,626,333	$1,596,077	$25,201,049	$266,951	$1,006,338

Beginning units	14,538,739	219,993	2,138,948	27,765	106,486
Units issued	2,449,600	175,969	1,983,491	56,656	62,442
Units redeemed	(16,113,560)	(197,973)	(2,089,074)	(49,306)	(65,562)
Ending units	874,779	197,989	2,033,365	35,115	103,366

The accompanying notes are an integral part of these financial statements.
A82

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Columbia Variable Portfolio - Income Opportunities (Class 1)	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$14,133	$(626,659)	$(1,374,788)	$(52,324)	$(36,716)
Capital gains distributions received	1,525	—	—	—	—
Net realized gain (loss) on shares redeemed	(1,323)	1,097,048	1,427,328	163,641	132,999
Net change in unrealized gain (loss) on investments	(17,319)	(1,313,327)	(1,472,974)	(102,361)	(117,616)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,984)	(842,937)	(1,420,435)	8,957	(21,332)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	138	82,541	57,193	875	9,167
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(20,360)	(4,889,524)	(16,378,456)	(500,366)	(620,800)
Net transfers between other subaccounts
or fixed rate option	21,045	13,306,833	50,792,964	549,713	397,345
Other charges	(228)	(178,769)	(371,715)	(2,012)	(1,567)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	594	8,321,080	34,099,986	48,209	(215,855)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,390)	7,478,143	32,679,551	57,166	(237,187)

NET ASSETS
Beginning of period	172,058	28,888,376	56,983,768	3,123,148	2,269,842
End of period	$169,668	$36,366,519	$89,663,319	$3,180,314	$2,032,655

Beginning units	16,544	2,709,516	5,704,613	241,079	171,527
Units issued	2,027	3,243,572	12,260,441	210,497	179,557
Units redeemed	(1,926)	(2,496,129)	(8,808,370)	(206,752)	(197,491)
Ending units	16,645	3,456,959	9,156,684	244,824	153,593

The accompanying notes are an integral part of these financial statements.
A83

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST Bond Portfolio 2026
	1/1/2015	1/2/2015*
	to	to
	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(5,218,797)	$(1,110,741)
Capital gains distributions received	—	—
Net realized gain (loss) on shares redeemed	5,844,813	649,186
Net change in unrealized gain (loss) on investments	2,223,848	1,414,521
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,849,864	952,966

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	125,862	36,004
Annuity payments	(206,670)	—
Surrenders, withdrawals and death benefits	(31,709,378)	(5,997,229)
Net transfers between other subaccounts
or fixed rate option	284,254,234	90,273,689
Other charges	(110,165)	(3,548)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	252,353,883	84,308,915

TOTAL INCREASE (DECREASE) IN NET ASSETS	255,203,747	85,261,881

NET ASSETS
Beginning of period	72,875,163	—
End of period	$328,078,910	$85,261,881

Beginning units	6,462,727	—
Units issued	55,555,797	15,899,747
Units redeemed	(32,889,275)	(7,298,475)
Ending units	29,129,249	8,601,272

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A84

NOTES TO FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
DECEMBER 31, 2016

Note 1:	General
Prudential Annuities Life Assurance Corporation Variable Account B (“the Account”) was established under the laws of the State of Connecticut on November 25, 1987 to fund variable annuities issued by Prudential Annuities Life Assurance Corporation (“Prudential Annuities”). Prudential Annuities is an indirect wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Prudential Annuities. The assets of the Account will not be charged with any liabilities arising out of any other business Prudential Annuities may conduct. However, the Account’s obligations, including insurance benefits related to the annuities, are the obligations of Prudential Annuities.
On August 30, 2013, Prudential Annuities received approval from the Arizona and Connecticut Departments of Insurance to redomesticate Prudential Annuities from Connecticut to Arizona effective August 31, 2013. As a result of the redomestication, Prudential Annuities is now an Arizona insurance company and its principal insurance regulatory authority is the Arizona Department of Insurance. The Account is now operated in accordance with the laws of Arizona. There was no impact to the operation of the Account.
The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is used as a funding vehicle for several flexible premium deferred individual variable annuity contracts, as well as two immediate individual variable annuities issued by Prudential Annuities (individually, the “Contract” and collectively, the “Contracts”). The following is a list of each Contract funded through the Account.

LifeVest Personal Security Annuity (“PSA”)	Advanced Series XTra Credit Premier (“XTra Credit
Alliance Capital Navigator (“ACN”)	Premier”)
Advanced Series Advisor Plan (“ASAP”)	Emerald Choice
Advanced Series Advisor Plan II (“ASAP II”)	Imperium
Harvester Variable Annuity (“Harvester Variable	Advanced Series XTra Credit FOUR (“XTtra Credit FOUR”)
Annuity”)	Advanced Series XTra Credit FOUR Premier (“XTra Credit
Advanced Series Advisor Plan II Premier (“ASAP II	FOUR Premier”)
Premier”)	Advanced Series XTra Credit SIX (“XTra Credit SIX”)
Advanced Series Advisor Plan III (“ASAP III”)	Advanced Series XTra Credit EIGHT (“XTra Credit EIGHT”)
Advanced Series Apex (“Apex”)	Advanced Series Protector (“AS Protector”)
Wells Fargo Stagecoach Apex	Wells Fargo Stagecoach Variable Annuity (“Stagecoach”)
Advanced Series Apex II (“Apex II”)	Wells Fargo Stagecoach Variable Annuity Plus (“Stagecoach
Advanced Series LifeVest (“ASL”)	VA+”)
Wells Fargo Stagecoach Variable Annuity Flex (“Stagecoach	Advanced Series Advisors Choice (“Choice”)
Flex”)	Advanced Series Advisors Choice 2000 (“Choice 2000”)
Advanced Series LifeVest Premier (“ASL Premier”)	Advanced Series Impact (“AS Impact”)
Advanced Series LifeVest II (“ASL II”)	Defined Investments Annuity
Advanced Series LifeVest II Premier ("ASL II Premier")	Galaxy Variable Annuity III (“Galaxy III”)
Advanced Series XTra Credit (“XTra Credit”)	Advanced Series Advisors Income Annuity (“ASAIA”)
Stagecoach Apex II	Advanced Series Variable Immediate Annuity (“ASVIA”)
Stagecoach ASAP III	Advanced Series Optimum ("Optimum")
Stagecoach XTra Credit SIX	Advanced Series Optimum Plus ("Optimum Plus")
Wells Fargo Stagecoach Extra Credit Variable	Advanced Series Optimum Four ("Optimum Four")
Annuity (“Stagecoach Extra Credit”)	Advanced Series Optimum XTra ("Optimum Xtra")
Harvester XTra Credit (“Harvester XTra Credit”)	Advanced Series Cornerstone ("AS Cornerstone")

The Contracts may be used as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Roth IRA or Tax Sheltered Annuity (or 403(b)) or as an investment vehicle for “non-qualified” investments. When a Contract is purchased as a “qualified” investment, it does not provide any tax advantages in addition to the preferential treatment already available under the Internal Revenue Code.
The Contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by Contract.
The corresponding subaccount names are as follows:

A85

Note 1:	General (Continued)

AST Goldman Sachs Large-Cap Value Portfolio	ProFund VP Real Estate
AST T. Rowe Price Large-Cap Growth Portfolio	ProFund VP Rising Rates Opportunity
AST Government Money Market Portfolio (formerly AST	ProFund VP NASDAQ-100
Money Market Portfolio)	ProFund VP Semiconductor
AST Cohen & Steers Realty Portfolio	ProFund VP Small-Cap Growth
AST J.P. Morgan Strategic Opportunities Portfolio	ProFund VP Short Mid-Cap
AST Value Equity Portfolio (formerly AST Herndon	ProFund VP Short NASDAQ-100
Large-Cap Value Portfolio)	ProFund VP Short Small-Cap
AST High Yield Portfolio	ProFund VP Small-Cap Value
AST Small-Cap Growth Opportunities Portfolio	ProFund VP Technology
AST WEDGE Capital Mid-Cap Value Portfolio (formerly AST	ProFund VP Telecommunications
Mid-Cap Value Portfolio)	ProFund VP UltraMid-Cap
AST Small-Cap Value Portfolio	ProFund VP UltraNASDAQ-100
AST Goldman Sachs Mid-Cap Growth Portfolio	ProFund VP UltraSmall-Cap
AST Goldman Sachs Small-Cap Value Portfolio	ProFund VP Utilities
AST Hotchkis & Wiley Large-Cap Value Portfolio (formerly	ProFund VP Large-Cap Growth
AST Large-Cap Value Portfolio)	ProFund VP Large-Cap Value
AST Lord Abbett Core Fixed Income Portfolio	Rydex VT Nova
AST Loomis Sayles Large-Cap Growth Portfolio	Rydex VT NASDAQ-100
AST MFS Growth Portfolio	Rydex VT Inverse S&P 500 Strategy
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	Invesco V.I. Global Health Care Fund (Series I)
AST Small-Cap Growth Portfolio	Invesco V.I. Technology Fund (Series I)
AST BlackRock Low Duration Bond Portfolio	Wells Fargo VT Index Asset Allocation Fund (Class 2)
AST BlackRock/Loomis Sayles Bond Portfolio	Wells Fargo VT International Equity Portfolio (Class 2)
AST QMA US Equity Alpha Portfolio	Wells Fargo VT Small Cap Growth Portfolio (Class 2)
AST T. Rowe Price Natural Resources Portfolio	Wells Fargo VT Total Return Bond*
AST T. Rowe Price Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio
AST International Value Portfolio	AST Prudential Growth Allocation Portfolio
AST MFS Global Equity Portfolio	AST Advanced Strategies Portfolio
AST J.P. Morgan International Equity Portfolio	AST Investment Grade Bond Portfolio
AST Templeton Global Bond Portfolio	AST Bond Portfolio 2018
AST International Growth Portfolio	AST Bond Portfolio 2019
AST Wellington Management Hedged Equity Portfolio	AST Global Real Estate Portfolio
AST Capital Growth Asset Allocation Portfolio	AST Parametric Emerging Markets Equity Portfolio
AST Academic Strategies Asset Allocation Portfolio	AST Bond Portfolio 2016
AST Balanced Asset Allocation Portfolio	AST Bond Portfolio 2020
AST Preservation Asset Allocation Portfolio	AST Boston Partners Large-Cap Value Portfolio
AST Schroders Global Tactical Portfolio	AST Jennison Large-Cap Growth Portfolio
AST RCM World Trends Portfolio	AST Bond Portfolio 2017
AST J.P. Morgan Global Thematic Portfolio	AST Bond Portfolio 2021
AST Goldman Sachs Multi-Asset Portfolio	Wells Fargo VT Intrinsic Value Portfolio*
AST Western Asset Core Plus Bond Portfolio	Wells Fargo VT Omega Growth Portfolio (Class 2)
Davis Value Portfolio	Wells Fargo VT Small Cap Value Portfolio*
Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	Wells Fargo VT Omega Growth Portfolio (Class 1)
Columbia Variable Portfolio - Small Company Growth	Wells Fargo VT Small Cap Growth Portfolio (Class 1)
Fund (Class 1)	Wells Fargo VT International Equity Portfolio (Class 1)
Prudential SP International Growth Portfolio (Class I)	AST Bond Portfolio 2022
NVIT Developing Markets Fund*	AST Quantitative Modeling Portfolio
ProFund VP Asia 30	AST BlackRock Global Strategies Portfolio
ProFund VP Banks	Invesco V.I. Diversified Dividend Fund (Series I)
ProFund VP Bear	Columbia Variable Portfolio - U.S. Government Mortgage Fund
ProFund VP Biotechnology	(Class 1)
ProFund VP Basic Materials	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
ProFund VP UltraBull	Wells Fargo VT Opportunity Fund (Class 1)
ProFund VP Bull	Wells Fargo VT Opportunity Fund (Class 2)
ProFund VP Consumer Services	AST Prudential Core Bond Portfolio
ProFund VP Consumer Goods Portfolio	AST Bond Portfolio 2023
ProFund VP Oil & Gas	AST New Discovery Asset Allocation Portfolio
ProFund VP Europe 30	AST Western Asset Emerging Markets Debt Portfolio
ProFund VP Financials	AST MFS Large-Cap Value Portfolio
ProFund VP U.S. Government Plus	Invesco V.I. Mid Cap Growth Fund (Series I)
ProFund VP Health Care	AST Bond Portfolio 2024
ACCESS VP High Yield Fund	AST AQR Emerging Markets Equity Portfolio
ProFund VP Industrials	AST ClearBridge Dividend Growth Portfolio
ProFund VP Internet	AST QMA Emerging Markets Equity Portfolio
ProFund VP Japan	Columbia Variable Portfolio Government Money Market Fund
ProFund VP Precious Metals	(Class 1) (formerly Columbia Variable Portfolio-Cash
ProFund VP Mid-Cap Growth	Management Fund)
ProFund VP Mid-Cap Value	Columbia Variable Portfolio - Income Opportunities (Class 1)
ProFund VP Pharmaceuticals	AST BlackRock iShares ETF Portfolio

A86

Note 1:	General (Continued)

AST Defensive Asset Allocation Portfolio	AST Bond Portfolio 2026
AST AQR Large-Cap Portfolio	AST Bond Portfolio 2027
AST QMA Large-Cap Portfolio	NVIT Emerging Markets Fund (Class D)
AST Bond Portfolio 2025
__________

* Subaccount was no longer available for investment as of December 31, 2016.

The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2016 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
April 29, 2016	Wells Fargo VT Intrinsic Value Portfolio Share	AST Government Money Market Portfolio
April 29, 2016	Wells Fargo VT Small Cap Value Portfolio Share	AST Government Money Market Portfolio
April 29, 2016	Wells Fargo VT Total Return Bond	AST Government Money Market Portfolio
August 5, 2016	NVIT Developing Markets Fund	NVIT Emerging Markets Fund (Class D)
The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential Annuities. Each subaccount of the Account indirectly bears exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

Note 2:	Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. Subsequent events have been evaluated through the date these financial statements were issued.
Investments-The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized gains (losses) on investments in the Statements of Operations of the applicable subaccount.
Security Transactions-Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the first in, first out method of the investment sold.
Dividend Income and Distributions Received-Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:	Fair Value of Assets
Fair Value Measurements-Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1-Fair value is based on unadjusted quoted prices in active markets that the Account can access.
Level 2-Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share

A87

Note 3:	Fair Value of Assets (Continued)

of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3-Fair value is based on at least one or more significant unobservable inputs for the investment.

As of December 31, 2016, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open end mutual funds registered with the Securities and Exchange Commission, were considered Level 2.

Transfers between Fair Value Levels

During the period ended December 31, 2016, there were no transfers between fair value levels.

Note 4:	Taxes
Prudential Annuities is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential Annuities management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:	Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2016 were as follows:

	Purchases	Sales
AST Goldman Sachs Large-Cap Value Portfolio	$64,232,653	$183,450,198
AST T. Rowe Price Large-Cap Growth Portfolio	126,288,410	229,654,424
AST Government Money Market Portfolio	540,607,755	610,788,898
AST Cohen & Steers Realty Portfolio	41,799,531	61,877,193
AST J.P. Morgan Strategic Opportunities Portfolio	143,023,165	273,592,916
AST Value Equity Portfolio	17,639,132	32,322,801
AST High Yield Portfolio	123,962,315	124,568,847
AST Small-Cap Growth Opportunities Portfolio	32,860,902	68,797,122
AST WEDGE Capital Mid-Cap Value Portfolio	28,049,790	37,812,270
AST Small-Cap Value Portfolio	36,155,478	78,472,690
AST Goldman Sachs Mid-Cap Growth Portfolio	96,099,854	172,831,527
AST Goldman Sachs Small-Cap Value Portfolio	59,788,572	84,728,928
AST Hotchkis & Wiley Large-Cap Value Portfolio	47,482,135	71,391,000
AST Lord Abbett Core Fixed Income Portfolio	83,354,695	110,299,193
AST Loomis Sayles Large-Cap Growth Portfolio	73,436,248	201,910,957
AST MFS Growth Portfolio	28,568,042	58,551,265
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	60,442,347	95,650,957
AST Small-Cap Growth Portfolio	41,202,336	62,398,638
AST BlackRock Low Duration Bond Portfolio	57,570,000	108,183,491
AST BlackRock/Loomis Sayles Bond Portfolio	207,466,655	381,763,968
AST QMA US Equity Alpha Portfolio	47,121,630	56,852,306
AST T. Rowe Price Natural Resources Portfolio	54,996,034	67,729,880
AST T. Rowe Price Asset Allocation Portfolio	361,872,620	548,159,325
AST International Value Portfolio	27,503,238	38,530,081
AST MFS Global Equity Portfolio	76,425,508	115,023,822
AST J.P. Morgan International Equity Portfolio	37,921,509	60,761,148
AST Templeton Global Bond Portfolio	28,154,134	48,006,917
AST International Growth Portfolio	44,452,551	79,793,649
AST Wellington Management Hedged Equity Portfolio	109,179,944	158,795,181
AST Capital Growth Asset Allocation Portfolio	679,814,385	1,152,367,034
AST Academic Strategies Asset Allocation Portfolio	486,961,769	799,549,315

A88

Note 5:	Purchases and Sales of Investments (Continued)

	Purchases	Sales
AST Balanced Asset Allocation Portfolio	$267,882,134	$538,803,403
AST Preservation Asset Allocation Portfolio	232,198,589	478,544,409
AST Schroders Global Tactical Portfolio	344,156,401	564,565,294
AST RCM World Trends Portfolio	143,699,834	268,354,631
AST J.P. Morgan Global Thematic Portfolio	119,194,855	192,499,991
AST Goldman Sachs Multi-Asset Portfolio	115,254,051	203,910,815
AST Western Asset Core Plus Bond Portfolio	160,530,999	184,482,644
Davis Value Portfolio	7,733	148,855
Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	7,551	631,816
Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	2,401	30,854
Prudential SP International Growth Portfolio (Class I)	599,468	1,760,612
NVIT Developing Markets Fund	3,330,895	40,948,554
ProFund VP Asia 30	9,921,089	10,946,267
ProFund VP Banks	11,715,310	9,043,169
ProFund VP Bear	18,289,727	18,762,080
ProFund VP Biotechnology	13,797,631	18,796,450
ProFund VP Basic Materials	6,554,666	5,299,167
ProFund VP UltraBull	24,353,149	27,466,356
ProFund VP Bull	107,249,451	114,026,570
ProFund VP Consumer Services	6,906,910	12,364,546
ProFund VP Consumer Goods Portfolio	9,937,353	14,479,410
ProFund VP Oil & Gas	11,521,547	11,578,376
ProFund VP Europe 30	9,643,644	10,108,717
ProFund VP Financials	9,951,266	8,370,799
ProFund VP U.S. Government Plus	143,601,012	149,564,014
ProFund VP Health Care	11,861,548	29,686,175
ACCESS VP High Yield Fund	41,500,335	31,718,764
ProFund VP Industrials	10,051,609	6,864,903
ProFund VP Internet	6,463,460	9,728,190
ProFund VP Japan	5,318,451	7,249,940
ProFund VP Precious Metals	80,318,614	81,881,739
ProFund VP Mid-Cap Growth	20,855,274	24,169,359
ProFund VP Mid-Cap Value	26,195,811	17,758,030
ProFund VP Pharmaceuticals	5,409,923	8,246,610
ProFund VP Real Estate	12,732,842	15,971,066
ProFund VP Rising Rates Opportunity	79,911,486	77,971,103
ProFund VP NASDAQ-100	66,527,194	77,467,452
ProFund VP Semiconductor	4,945,491	4,824,422
ProFund VP Small-Cap Growth	32,491,860	34,079,275
ProFund VP Short Mid-Cap	5,474,311	5,491,892
ProFund VP Short NASDAQ-100	10,464,079	10,359,400
ProFund VP Short Small-Cap	21,716,323	21,668,529
ProFund VP Small-Cap Value	19,811,286	15,040,273
ProFund VP Technology	5,697,625	6,258,094
ProFund VP Telecommunications	10,634,353	9,334,694
ProFund VP UltraMid-Cap	86,808,359	89,544,497
ProFund VP UltraNASDAQ-100	81,265,989	90,222,342
ProFund VP UltraSmall-Cap	22,416,028	22,725,383
ProFund VP Utilities	16,727,383	18,479,917
ProFund VP Large-Cap Growth	25,519,391	33,322,496
ProFund VP Large-Cap Value	16,538,719	15,237,273
Rydex VT Nova	14,735	250,018
Rydex VT NASDAQ-100	51,703	1,750,724
Rydex VT Inverse S&P 500 Strategy	722	9,132
Invesco V.I. Global Health Care Fund (Series I)	4,352,228	15,850,861
Invesco V.I. Technology Fund (Series I)	1,755,055	5,286,957
Wells Fargo VT Index Asset Allocation Fund (Class 2)	35,952	4,062,402

A89

Note 5:	Purchases and Sales of Investments (Continued)

	Purchases	Sales
Wells Fargo VT International Equity Portfolio (Class 2)	$23,733	$73,986
Wells Fargo VT Small Cap Growth Portfolio (Class 2)	12,504	347,122
Wells Fargo VT Total Return Bond	67,423	2,973,460
AST FI Pyramis Quantitative Portfolio	221,822,491	379,006,971
AST Prudential Growth Allocation Portfolio	723,396,402	993,902,773
AST Advanced Strategies Portfolio	264,018,212	465,022,528
AST Investment Grade Bond Portfolio	4,542,571,180	4,409,941,558
AST Bond Portfolio 2018	6,706,887	18,776,831
AST Bond Portfolio 2019	15,432,634	24,282,195
AST Global Real Estate Portfolio	14,818,961	20,133,912
AST Parametric Emerging Markets Equity Portfolio	44,798,325	54,295,278
AST Bond Portfolio 2016	9,169,209	47,337,911
AST Bond Portfolio 2020	32,089,036	63,097,341
AST Boston Partners Large-Cap Value Portfolio	11,223,172	12,540,675
AST Jennison Large-Cap Growth Portfolio	24,794,271	42,140,235
AST Bond Portfolio 2017	42,350,798	17,860,385
AST Bond Portfolio 2021	48,912,486	98,027,675
Wells Fargo VT Intrinsic Value Portfolio	725,061	14,818,116
Wells Fargo VT Omega Growth Portfolio (Class 2)	9,022	258,580
Wells Fargo VT Small Cap Value Portfolio	2,620	841,368
Wells Fargo VT Omega Growth Portfolio (Class 1)	2,526,557	7,622,937
Wells Fargo VT Small Cap Growth Portfolio (Class 1)	2,099,072	4,042,427
Wells Fargo VT International Equity Portfolio (Class 1)	1,719,787	5,125,722
AST Bond Portfolio 2022	99,999,803	110,893,350
AST Quantitative Modeling Portfolio	34,354,990	45,986,575
AST BlackRock Global Strategies Portfolio	39,760,997	54,108,330
Invesco V.I. Diversified Dividend Fund (Series I)	14,428,538	14,021,778
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	385	47,710
Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	592	709,427
Wells Fargo VT Opportunity Fund (Class 1)	125,968	744,888
Wells Fargo VT Opportunity Fund (Class 2)	2,276	487,145
AST Prudential Core Bond Portfolio	58,061,787	43,540,401
AST Bond Portfolio 2023	33,498,497	16,056,289
AST New Discovery Asset Allocation Portfolio	28,074,626	51,664,039
AST Western Asset Emerging Markets Debt Portfolio	2,485,565	2,408,620
AST MFS Large-Cap Value Portfolio	44,465,252	26,561,314
Invesco V.I. Mid Cap Growth Fund (Series I)	2,134,327	4,370,579
AST Bond Portfolio 2024	703,269	4,461,149
AST AQR Emerging Markets Equity Portfolio	1,189,379	1,003,172
AST ClearBridge Dividend Growth Portfolio	45,083,483	18,044,509
AST QMA Emerging Markets Equity Portfolio	1,400,175	1,072,727
Columbia Variable Portfolio Government Money Market Fund (Class 1)	474,038	576,032
Columbia Variable Portfolio - Income Opportunities (Class 1)	61	19,078
AST BlackRock iShares ETF Portfolio	29,025,349	25,437,010
AST Defensive Asset Allocation Portfolio	99,660,744	96,476,679
AST AQR Large-Cap Portfolio	4,679,029	3,362,165
AST QMA Large-Cap Portfolio	1,959,781	1,009,803
AST Bond Portfolio 2025	40,140,780	372,405,815
AST Bond Portfolio 2026	221,486,038	109,960,920
AST Bond Portfolio 2027	309,875,200	50,716,189
NVIT Emerging Markets Fund (Class D)	38,442,335	5,961,242

Note 6:	Related Party Transactions
The Account has extensive transactions and relationships with Prudential Annuities and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates

A90

Note 6:	Related Party Transactions (Continued)

perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.
The Prudential Series Fund has entered into a management agreement with Prudential Investments LLC (“PI”), and the Advanced Series Trust has entered into a management agreement with PI and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervises the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers entered into subadvisory agreements with several subadvisers, including PGIM, Inc., Jennison Associates LLC, and Quantitative Management Associates, LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.
The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.
The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.
Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.
Certain charges and fees for the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential Annuities and its affiliates. Prudential Annuities and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential Annuities and its affiliates.
See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement agreements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.
In 2016, Prudential Financial self-reported to the Securities and Exchange Commission and notified other regulators that in some cases Prudential Financial failed to maximize securities lending income for certain Portfolios of The Prudential Series Fund and the Advanced Series Trust due to a longstanding restriction benefiting Prudential Financial. In June 2016, Prudential Financial paid each of the affected Portfolios an amount of loss estimated by an independent consultant retained by the respective Boards of Trustees. The payment remains subject to regulatory review and Prudential Financial is cooperating with regulators in their review of this matter.

A91

Note 7:	Financial Highlights

Prudential Annuities sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
The following table was developed by determining which products offered by Prudential Annuities and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum Contract charges offered by Prudential Annuities as contract owners may not have selected all available and applicable Contract options.

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Goldman Sachs Large-Cap Value Portfolio
December 31, 2016	30,849	$13.38124	to	$48.20624	$704,432	0.00%	0.65%	to	3.05%	8.15%	to	10.82%
December 31, 2015	36,629	$12.33496	to	$43.80310	$750,609	0.00%	0.65%	to	3.05%	-7.53%	to	-5.24%
December 31, 2014	31,645	$13.29843	to	$46.57737	$689,167	0.00%	0.65%	to	3.05%	9.68%	to	12.40%
December 31, 2013	37,349	$12.08707	to	$41.75519	$716,558	0.00%	0.65%	to	3.05%	29.47%	to	32.67%
December 31, 2012	42,847	$9.30695	to	$31.71129	$614,004	1.16%	0.65%	to	3.05%	16.01%	to	18.89%

	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2016	23,078	$12.83050	to	$35.52458	$496,241	0.00%	0.65%	to	3.05%	-0.43%	to	2.03%
December 31, 2015	28,516	$12.78026	to	$34.81718	$593,644	0.00%	0.65%	to	3.05%	6.24%	to	8.87%
December 31, 2014	30,989	$11.93099	to	$31.98018	$587,850	0.00%	0.65%	to	3.05%	5.04%	to	7.64%
December 31, 2013	33,289	$11.26548	to	$29.71001	$592,866	0.00%	0.65%	to	3.05%	39.64%	to	43.09%
December 31, 2012	30,668	$8.00177	to	$20.76320	$389,449	0.00%	0.65%	to	3.05%	13.99%	to	16.82%

	AST Government Money Market Portfolio
December 31, 2016	53,816	$7.89524	to	$14.81638	$583,214	0.00%	0.65%	to	3.05%	-3.04%	to	-0.65%
December 31, 2015	59,878	$8.14297	to	$14.91290	$653,395	0.00%	0.65%	to	3.05%	-3.05%	to	-0.65%
December 31, 2014	67,305	$8.39917	to	$15.01092	$736,674	0.00%	0.65%	to	3.05%	-3.05%	to	-0.65%
December 31, 2013	73,054	$8.66333	to	$15.10943	$791,598	0.00%	0.65%	to	3.05%	-3.05%	to	-0.65%
December 31, 2012	96,861	$8.93594	to	$15.20802	$1,048,385	0.01%	0.65%	to	3.05%	-3.05%	to	-0.64%

	AST Cohen & Steers Realty Portfolio
December 31, 2016	3,928	$19.29379	to	$48.46744	$158,082	0.00%	0.65%	to	3.05%	1.63%	to	4.13%
December 31, 2015	4,445	$18.92641	to	$46.54348	$172,079	0.00%	0.65%	to	3.05%	1.65%	to	4.16%
December 31, 2014	5,273	$18.56231	to	$44.69065	$196,643	0.00%	0.65%	to	3.05%	26.92%	to	30.06%
December 31, 2013	5,542	$14.57979	to	$34.56960	$159,581	0.00%	0.65%	to	3.05%	-0.01%	to	2.46%
December 31, 2012	6,084	$14.53663	to	$33.94359	$171,392	1.39%	0.65%	to	3.05%	11.82%	to	14.60%

	AST J.P. Morgan Strategic Opportunities Portfolio
December 31, 2016	51,382	$11.33648	to	$31.31259	$845,591	0.00%	0.65%	to	3.05%	0.68%	to	3.16%
December 31, 2015	60,205	$11.23693	to	$30.35229	$945,927	0.00%	0.65%	to	3.05%	-3.23%	to	-0.83%
December 31, 2014	69,641	$11.58766	to	$30.60670	$1,109,218	0.00%	0.65%	to	3.05%	2.23%	to	4.76%
December 31, 2013	78,019	$11.31123	to	$29.21518	$1,196,353	0.00%	0.65%	to	3.05%	7.65%	to	10.31%
December 31, 2012	86,515	$10.48611	to	$26.48459	$1,212,902	1.50%	0.65%	to	3.05%	7.34%	to	10.00%

	AST Value Equity Portfolio
December 31, 2016	4,705	$12.33812	to	$22.73534	$82,219	0.00%	0.65%	to	3.05%	2.90%	to	5.44%
December 31, 2015	5,581	$11.95365	to	$21.61669	$92,796	0.00%	0.65%	to	3.05%	-8.93%	to	-6.67%
December 31, 2014	7,116	$13.08521	to	$23.22103	$127,679	0.00%	0.65%	to	3.05%	-1.54%	to	0.90%
December 31, 2013	8,256	$12.48646	to	$23.07231	$148,095	0.00%	0.65%	to	3.05%	30.52%	to	33.75%
December 31, 2012	9,571	$10.11918	to	$17.29342	$129,268	1.12%	0.65%	to	3.05%	9.94%	to	12.66%

	AST High Yield Portfolio
December 31, 2016	9,501	$13.38261	to	$30.55351	$212,196	0.00%	0.65%	to	3.05%	11.89%	to	14.65%
December 31, 2015	9,407	$11.69288	to	$26.65008	$183,209	0.00%	0.65%	to	3.05%	-6.50%	to	-4.19%
December 31, 2014	12,386	$12.48064	to	$27.81549	$249,186	0.00%	0.65%	to	3.05%	-0.57%	to	1.89%
December 31, 2013	19,537	$12.52635	to	$27.29926	$393,331	0.00%	0.65%	to	3.05%	3.91%	to	6.48%
December 31, 2012	23,729	$12.02995	to	$25.63707	$446,376	4.89%	0.65%	to	3.05%	10.40%	to	13.13%

A92

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Small-Cap Growth Opportunities Portfolio
December 31, 2016	9,808	$16.59396	to	$41.24410	$225,040	0.00%	0.65%	to	3.05%	4.42%	to	7.00%
December 31, 2015	11,344	$15.84237	to	$38.64298	$246,195	0.00%	0.65%	to	3.05%	-1.76%	to	0.68%
December 31, 2014	13,633	$16.07579	to	$38.48022	$295,248	0.00%	0.65%	to	3.05%	1.74%	to	4.26%
December 31, 2013	15,357	$15.68297	to	$37.00144	$323,756	0.00%	0.65%	to	3.05%	36.52%	to	39.90%
December 31, 2012	17,495	$10.72052	to	$26.51602	$264,700	0.00%	0.65%	to	3.05%	16.41%	to	19.29%

	AST WEDGE Capital Mid-Cap Value Portfolio
December 31, 2016	3,333	$17.43906	to	$33.80820	$83,455	0.00%	0.65%	to	3.05%	10.53%	to	13.25%
December 31, 2015	3,743	$15.72952	to	$29.92642	$83,288	0.00%	0.65%	to	3.05%	-9.46%	to	-7.22%
December 31, 2014	4,943	$17.31881	to	$32.33505	$118,992	0.00%	0.65%	to	3.05%	11.46%	to	14.22%
December 31, 2013	5,480	$15.48977	to	$28.38035	$116,162	0.00%	0.65%	to	3.05%	28.38%	to	31.55%
December 31, 2012	6,109	$11.37731	to	$21.62753	$99,274	0.46%	0.65%	to	3.05%	14.79%	to	17.64%

	AST Small-Cap Value Portfolio
December 31, 2016	7,880	$19.65171	to	$51.23806	$289,355	0.00%	0.65%	to	3.05%	25.27%	to	28.36%
December 31, 2015	9,217	$15.63889	to	$39.91627	$264,744	0.00%	0.65%	to	3.05%	-7.23%	to	-4.93%
December 31, 2014	11,173	$16.80545	to	$41.98705	$331,797	0.00%	0.65%	to	3.05%	2.06%	to	4.58%
December 31, 2013	13,096	$16.41575	to	$40.14664	$370,911	0.00%	0.65%	to	3.05%	33.21%	to	36.51%
December 31, 2012	14,752	$12.28493	to	$29.40995	$304,317	0.46%	0.65%	to	3.05%	14.55%	to	17.39%

	AST Goldman Sachs Mid-Cap Growth Portfolio
December 31, 2016	35,196	$7.83794	to	$32.40164	$437,212	0.00%	0.65%	to	3.05%	-1.45%	to	0.98%
December 31, 2015	40,902	$7.88820	to	$32.16636	$511,363	0.00%	0.65%	to	3.05%	-8.56%	to	-6.30%
December 31, 2014	17,204	$8.55616	to	$34.41507	$270,287	0.00%	0.65%	to	3.05%	8.13%	to	10.80%
December 31, 2013	19,607	$7.84834	to	$31.13825	$286,931	0.00%	0.65%	to	3.05%	28.16%	to	31.33%
December 31, 2012	19,534	$6.07370	to	$23.76942	$217,543	0.00%	0.65%	to	3.05%	15.96%	to	18.84%

	AST Goldman Sachs Small-Cap Value Portfolio
December 31, 2016	5,051	$20.69331	to	$62.24760	$208,348	0.00%	0.65%	to	3.05%	20.53%	to	23.50%
December 31, 2015	5,760	$17.11571	to	$50.40109	$192,853	0.00%	0.65%	to	3.05%	-8.38%	to	-6.11%
December 31, 2014	6,815	$18.62287	to	$53.68012	$242,872	0.00%	0.65%	to	3.05%	3.93%	to	6.50%
December 31, 2013	6,989	$17.86358	to	$50.40332	$237,752	0.00%	0.65%	to	3.05%	34.58%	to	37.91%
December 31, 2012	6,307	$13.23238	to	$36.54808	$160,398	0.51%	0.65%	to	3.05%	12.16%	to	14.94%

	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2016	12,782	$13.76921	to	$41.02324	$270,244	0.00%	0.65%	to	3.05%	16.24%	to	19.11%
December 31, 2015	14,288	$11.80925	to	$34.44205	$250,478	0.00%	0.65%	to	3.05%	-10.65%	to	-8.43%
December 31, 2014	18,558	$13.17567	to	$37.61471	$349,899	0.00%	0.65%	to	3.05%	10.28%	to	13.01%
December 31, 2013	19,347	$11.91079	to	$33.28529	$326,159	0.00%	0.65%	to	3.05%	35.60%	to	38.95%
December 31, 2012	18,083	$8.75680	to	$23.95472	$225,816	3.28%	0.65%	to	3.05%	13.32%	to	16.13%

	AST Lord Abbett Core Fixed Income Portfolio
December 31, 2016	16,080	$11.51798	to	$20.64983	$285,072	0.00%	0.65%	to	3.05%	-0.52%	to	1.94%
December 31, 2015	17,421	$12.31383	to	$20.25767	$303,985	0.00%	0.65%	to	3.05%	-3.62%	to	-1.23%
December 31, 2014	17,718	$12.73641	to	$20.50998	$312,815	0.00%	0.65%	to	3.05%	3.14%	to	5.70%
December 31, 2013	18,063	$12.30996	to	$19.40444	$302,619	0.00%	0.65%	to	3.05%	-4.99%	to	-2.64%
December 31, 2012	20,917	$12.91655	to	$19.93011	$361,599	1.15%	0.65%	to	3.05%	2.69%	to	5.24%

	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2016	35,250	$15.80565	to	$37.23259	$888,257	0.00%	0.65%	to	3.05%	2.36%	to	4.89%
December 31, 2015	40,180	$15.04512	to	$35.49674	$969,280	0.00%	0.65%	to	3.05%	6.71%	to	9.36%
December 31, 2014	50,224	$14.06936	to	$32.45986	$1,088,141	0.00%	0.65%	to	3.05%	7.22%	to	9.87%
December 31, 2013	46,097	$13.09529	to	$29.54365	$867,986	0.00%	0.65%	to	3.05%	32.45%	to	35.72%
December 31, 2012	54,818	$9.85996	to	$21.76758	$759,466	0.42%	0.65%	to	3.05%	8.84%	to	11.54%

	AST MFS Growth Portfolio
December 31, 2016	12,479	$11.58066	to	$25.73743	$199,926	0.00%	0.65%	to	3.05%	-1.19%	to	1.25%
December 31, 2015	14,228	$11.62447	to	$25.48373	$226,848	0.00%	0.65%	to	3.05%	3.96%	to	6.53%
December 31, 2014	16,817	$11.09036	to	$23.98155	$255,131	0.00%	0.65%	to	3.05%	5.39%	to	8.00%
December 31, 2013	18,805	$10.43665	to	$22.26046	$266,959	0.00%	0.65%	to	3.05%	32.54%	to	35.82%
December 31, 2012	20,868	$7.81006	to	$16.43129	$218,354	0.00%	0.65%	to	3.05%	13.51%	to	16.32%
A93

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
December 31, 2016	8,644	$18.79252	to	$71.98029	$374,923	0.00%	0.65%	to	3.05%	14.63%	to	17.46%
December 31, 2015	9,488	$15.13466	to	$61.27996	$353,702	0.00%	0.65%	to	3.05%	-8.52%	to	-6.25%
December 31, 2014	11,696	$16.50935	to	$65.36528	$455,842	0.00%	0.65%	to	3.05%	10.77%	to	13.51%
December 31, 2013	13,190	$14.87402	to	$57.58674	$453,513	0.00%	0.65%	to	3.05%	37.68%	to	41.08%
December 31, 2012	13,358	$10.78115	to	$40.81741	$331,538	1.06%	0.65%	to	3.05%	13.55%	to	16.37%

	AST Small-Cap Growth Portfolio
December 31, 2016	5,459	$17.62031	to	$42.78718	$143,792	0.00%	0.65%	to	3.05%	8.67%	to	11.35%
December 31, 2015	6,461	$15.67700	to	$38.42630	$150,974	0.00%	0.65%	to	3.05%	-2.29%	to	0.13%
December 31, 2014	6,896	$16.01114	to	$38.37610	$162,004	0.00%	0.65%	to	3.05%	0.65%	to	3.14%
December 31, 2013	8,471	$15.87466	to	$37.20616	$192,230	0.00%	0.65%	to	3.05%	31.05%	to	34.29%
December 31, 2012	7,448	$12.08818	to	$27.70495	$131,511	0.00%	0.65%	to	3.05%	8.75%	to	11.45%

	AST BlackRock Low Duration Bond Portfolio
December 31, 2016	24,854	$9.30721	to	$20.16033	$347,994	0.00%	0.65%	to	3.05%	-1.46%	to	0.98%
December 31, 2015	28,232	$9.44474	to	$19.96538	$392,452	0.00%	0.65%	to	3.05%	-2.58%	to	-0.17%
December 31, 2014	34,413	$9.69502	to	$19.99945	$472,442	0.00%	0.65%	to	3.05%	-3.14%	to	-0.75%
December 31, 2013	42,059	$10.00959	to	$20.14971	$578,095	0.00%	0.65%	to	3.05%	-5.16%	to	-2.81%
December 31, 2012	47,792	$10.55386	to	$20.73224	$672,855	1.25%	0.65%	to	3.05%	1.50%	to	4.01%

	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2016	70,181	$11.14342	to	$29.51247	$1,214,178	0.00%	0.65%	to	3.05%	1.06%	to	3.55%
December 31, 2015	80,127	$11.00429	to	$28.50038	$1,334,242	0.00%	0.65%	to	3.05%	-5.09%	to	-2.74%
December 31, 2014	98,250	$11.57101	to	$29.30456	$1,680,168	0.00%	0.65%	to	3.05%	1.05%	to	3.55%
December 31, 2013	118,806	$11.42690	to	$28.29890	$1,968,656	0.00%	0.65%	to	3.05%	-4.83%	to	-2.48%
December 31, 2012	138,677	$11.98224	to	$29.01718	$2,363,958	2.64%	0.65%	to	3.05%	5.98%	to	8.61%

	AST QMA US Equity Alpha Portfolio
December 31, 2016	7,871	$15.08002	to	$31.12312	$178,788	0.00%	0.65%	to	3.05%	11.35%	to	14.10%
December 31, 2015	8,319	$13.43217	to	$27.38696	$166,852	0.00%	0.65%	to	3.05%	-0.06%	to	2.41%
December 31, 2014	9,587	$13.33084	to	$26.85079	$189,183	0.00%	0.65%	to	3.05%	13.64%	to	16.45%
December 31, 2013	8,839	$11.63492	to	$23.15073	$152,204	0.00%	0.65%	to	3.05%	28.39%	to	31.57%
December 31, 2012	9,787	$8.98801	to	$17.66725	$128,439	0.80%	0.65%	to	3.05%	15.17%	to	18.03%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2016	5,286	$11.75716	to	$55.87055	$146,743	0.00%	0.65%	to	3.05%	20.82%	to	23.81%
December 31, 2015	5,865	$9.70090	to	$45.12754	$130,865	0.00%	0.65%	to	3.05%	-21.72%	to	-19.78%
December 31, 2014	7,167	$12.35399	to	$56.25253	$197,593	0.00%	0.65%	to	3.05%	-11.16%	to	-8.96%
December 31, 2013	7,867	$6.91863	to	$61.78578	$238,899	0.00%	0.65%	to	3.05%	11.86%	to	14.63%
December 31, 2012	9,550	$6.17225	to	$53.89981	$254,000	0.42%	0.65%	to	3.05%	0.45%	to	2.94%

	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2016	121,958	$13.19111	to	$42.37872	$2,484,301	0.00%	0.65%	to	3.05%	4.27%	to	6.85%
December 31, 2015	132,312	$12.62466	to	$39.66363	$2,500,337	0.00%	0.65%	to	3.05%	-3.01%	to	-0.61%
December 31, 2014	118,931	$12.98955	to	$39.90630	$2,272,782	0.00%	0.65%	to	3.05%	2.65%	to	5.19%
December 31, 2013	125,028	$12.62814	to	$37.93685	$2,282,503	0.00%	0.65%	to	3.05%	13.27%	to	16.07%
December 31, 2012	120,272	$11.12570	to	$32.68345	$1,911,349	1.28%	0.65%	to	3.05%	10.03%	to	12.76%

	AST International Value Portfolio
December 31, 2016	7,932	$8.13215	to	$22.37309	$116,299	0.00%	0.65%	to	3.05%	-2.48%	to	-0.07%
December 31, 2015	8,816	$8.27087	to	$22.44558	$127,568	0.00%	0.65%	to	3.05%	-2.26%	to	0.16%
December 31, 2014	9,452	$8.39265	to	$22.46576	$137,520	0.00%	0.65%	to	3.05%	-9.55%	to	-7.31%
December 31, 2013	10,200	$9.20275	to	$24.29855	$162,555	0.00%	0.65%	to	3.05%	15.82%	to	18.69%
December 31, 2012	10,513	$7.88041	to	$20.52383	$142,343	2.44%	0.65%	to	3.05%	13.11%	to	15.92%

	AST MFS Global Equity Portfolio
December 31, 2016	8,903	$16.81672	to	$31.02844	$212,926	0.00%	0.65%	to	3.05%	3.85%	to	6.42%
December 31, 2015	10,587	$16.14300	to	$29.23083	$238,560	0.00%	0.65%	to	3.05%	-4.47%	to	-2.11%
December 31, 2014	11,157	$16.84634	to	$29.93493	$257,973	0.00%	0.65%	to	3.05%	0.47%	to	2.96%
December 31, 2013	10,878	$16.71585	to	$29.14854	$247,774	0.00%	0.65%	to	3.05%	23.74%	to	26.80%
December 31, 2012	8,585	$13.46685	to	$23.04503	$157,918	1.10%	0.65%	to	3.05%	19.32%	to	22.28%

A94

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST J.P. Morgan International Equity Portfolio
December 31, 2016	8,194	$9.03541	to	$37.02219	$149,957	0.00%	0.65%	to	3.05%	-1.17%	to	1.27%
December 31, 2015	9,609	$9.06778	to	$36.83514	$171,212	0.00%	0.65%	to	3.05%	-5.76%	to	-3.43%
December 31, 2014	10,518	$9.54332	to	$38.43226	$194,149	0.00%	0.65%	to	3.05%	-9.22%	to	-6.97%
December 31, 2013	11,340	$10.42676	to	$41.62765	$227,979	0.00%	0.65%	to	3.05%	11.84%	to	14.61%
December 31, 2012	11,583	$9.24639	to	$36.59713	$206,758	1.82%	0.65%	to	3.05%	18.18%	to	21.12%

	AST Templeton Global Bond Portfolio
December 31, 2016	9,497	$9.80071	to	$19.36935	$146,208	0.00%	0.65%	to	3.05%	1.18%	to	3.68%
December 31, 2015	10,711	$9.65638	to	$18.68194	$160,121	0.00%	0.65%	to	3.05%	-7.53%	to	-5.24%
December 31, 2014	13,173	$10.41024	to	$19.71444	$205,538	0.00%	0.65%	to	3.05%	-2.51%	to	-0.10%
December 31, 2013	15,013	$10.64538	to	$19.73350	$234,911	0.00%	0.65%	to	3.05%	-6.69%	to	-4.38%
December 31, 2012	16,122	$11.37326	to	$20.63724	$264,564	2.52%	0.65%	to	3.05%	2.01%	to	4.54%

	AST International Growth Portfolio
December 31, 2016	16,103	$10.68990	to	$23.31893	$310,842	0.00%	0.65%	to	3.05%	-6.71%	to	-4.40%
December 31, 2015	17,712	$11.42312	to	$24.39293	$360,041	0.00%	0.65%	to	3.05%	0.00%	to	2.48%
December 31, 2014	21,229	$11.38769	to	$23.80315	$414,735	0.00%	0.65%	to	3.05%	-8.41%	to	-6.14%
December 31, 2013	22,847	$12.39448	to	$25.35990	$477,721	0.00%	0.65%	to	3.05%	15.43%	to	18.28%
December 31, 2012	24,203	$10.70484	to	$21.44012	$426,787	1.14%	0.65%	to	3.05%	16.69%	to	19.58%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2016	28,130	$10.94983	to	$19.73596	$369,268	0.00%	0.65%	to	3.05%	3.28%	to	5.83%
December 31, 2015	32,055	$10.57989	to	$18.72335	$398,202	0.00%	0.65%	to	3.05%	-3.66%	to	-1.28%
December 31, 2014	37,368	$10.95962	to	$19.04250	$475,936	0.00%	0.65%	to	3.05%	2.29%	to	4.82%
December 31, 2013	38,068	$10.69255	to	$18.24052	$467,374	0.00%	0.65%	to	3.05%	16.83%	to	19.72%
December 31, 2012	25,556	$9.13349	to	$15.29759	$263,881	0.27%	0.65%	to	3.05%	7.62%	to	10.29%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2016	290,611	$12.51627	to	$20.42029	$4,366,613	0.00%	0.65%	to	3.05%	3.59%	to	6.14%
December 31, 2015	322,341	$12.05816	to	$19.31617	$4,568,948	0.00%	0.65%	to	3.05%	-2.53%	to	-0.12%
December 31, 2014	353,854	$12.34597	to	$19.41746	$5,062,625	0.00%	0.65%	to	3.05%	3.73%	to	6.30%
December 31, 2013	371,724	$11.87730	to	$18.34056	$5,051,182	0.00%	0.65%	to	3.05%	18.94%	to	21.88%
December 31, 2012	355,694	$9.96540	to	$15.10845	$4,005,044	0.85%	0.65%	to	3.05%	10.25%	to	12.98%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2016	164,069	$10.41356	to	$16.47028	$2,038,310	0.00%	0.65%	to	3.05%	3.10%	to	5.64%
December 31, 2015	189,678	$10.07970	to	$15.65299	$2,234,564	0.00%	0.65%	to	3.05%	-6.17%	to	-3.85%
December 31, 2014	233,965	$10.72051	to	$16.34519	$2,897,839	0.00%	0.65%	to	3.05%	0.65%	to	3.14%
December 31, 2013	268,594	$10.62911	to	$15.91091	$3,259,449	0.00%	0.65%	to	3.05%	6.62%	to	9.26%
December 31, 2012	296,047	$9.94859	to	$14.62138	$3,322,480	1.01%	0.65%	to	3.05%	9.13%	to	11.83%

	AST Balanced Asset Allocation Portfolio
December 31, 2016	175,198	$12.31643	to	$18.80985	$2,610,817	0.00%	0.65%	to	3.05%	3.06%	to	5.61%
December 31, 2015	192,366	$11.92582	to	$17.88289	$2,727,469	0.00%	0.65%	to	3.05%	-2.59%	to	-0.18%
December 31, 2014	213,350	$12.21761	to	$17.98703	$3,056,529	0.00%	0.65%	to	3.05%	3.27%	to	5.83%
December 31, 2013	230,218	$11.80605	to	$17.06501	$3,148,148	0.00%	0.65%	to	3.05%	14.06%	to	16.88%
December 31, 2012	241,017	$10.32937	to	$14.65914	$2,847,167	0.95%	0.65%	to	3.05%	9.04%	to	11.74%

	AST Preservation Asset Allocation Portfolio
December 31, 2016	129,995	$11.84524	to	$16.33444	$1,852,755	0.00%	0.65%	to	3.05%	2.32%	to	4.84%
December 31, 2015	146,324	$11.55350	to	$15.64315	$1,996,297	0.00%	0.65%	to	3.05%	-2.91%	to	-0.51%
December 31, 2014	168,147	$11.87539	to	$15.78649	$2,325,500	0.00%	0.65%	to	3.05%	2.55%	to	5.09%
December 31, 2013	189,791	$11.55638	to	$15.08292	$2,524,817	0.00%	0.65%	to	3.05%	5.88%	to	8.50%
December 31, 2012	235,652	$10.89197	to	$13.95724	$2,916,724	1.12%	0.65%	to	3.05%	7.00%	to	9.66%

	AST Schroders Global Tactical Portfolio
December 31, 2016	107,425	$12.13071	to	$19.74769	$1,526,446	0.00%	0.65%	to	3.05%	3.57%	to	6.12%
December 31, 2015	123,287	$11.68872	to	$18.68299	$1,661,051	0.00%	0.65%	to	3.05%	-3.58%	to	-1.19%
December 31, 2014	66,476	$12.14642	to	$19.06143	$917,204	0.00%	0.65%	to	3.05%	2.63%	to	5.17%
December 31, 2013	71,793	$11.81048	to	$18.19704	$951,082	0.00%	0.65%	to	3.05%	14.46%	to	17.29%
December 31, 2012	63,914	$10.29724	to	$15.57696	$729,941	0.47%	0.65%	to	3.05%	12.36%	to	15.15%

A95

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST RCM World Trends Portfolio
December 31, 2016	65,646	$10.21054	to	$16.73681	$775,397	0.00%	0.65%	to	3.05%	1.63%	to	4.13%
December 31, 2015	75,872	$10.04204	to	$15.70721	$866,072	0.00%	0.65%	to	3.05%	-3.21%	to	-0.81%
December 31, 2014	73,708	$10.36984	to	$15.87298	$858,980	0.00%	0.65%	to	3.05%	1.93%	to	4.46%
December 31, 2013	81,060	$10.16792	to	$15.33485	$913,351	0.00%	0.65%	to	3.05%	9.01%	to	11.71%
December 31, 2012	88,988	$9.32258	to	$13.85308	$906,641	0.55%	0.65%	to	3.05%	6.91%	to	9.57%

	AST J.P. Morgan Global Thematic Portfolio
December 31, 2016	44,704	$11.50336	to	$18.96069	$583,431	0.00%	0.65%	to	3.05%	2.02%	to	4.53%
December 31, 2015	50,179	$11.24142	to	$18.21145	$631,139	0.00%	0.65%	to	3.05%	-4.07%	to	-1.69%
December 31, 2014	56,420	$11.68169	to	$18.59947	$728,979	0.00%	0.65%	to	3.05%	3.12%	to	5.67%
December 31, 2013	61,737	$11.29324	to	$17.67205	$762,093	0.00%	0.65%	to	3.05%	12.74%	to	15.53%
December 31, 2012	60,748	$9.98650	to	$15.35890	$656,213	0.47%	0.65%	to	3.05%	10.11%	to	12.85%

	AST Goldman Sachs Multi-Asset Portfolio
December 31, 2016	48,165	$10.76901	to	$16.16280	$585,983	0.00%	0.65%	to	3.05%	2.05%	to	4.57%
December 31, 2015	55,195	$10.51987	to	$15.51837	$646,785	0.00%	0.65%	to	3.05%	-3.93%	to	-1.55%
December 31, 2014	63,341	$10.91660	to	$15.82692	$761,420	0.00%	0.65%	to	3.05%	0.87%	to	3.37%
December 31, 2013	70,368	$10.78921	to	$15.37361	$826,552	0.00%	0.65%	to	3.05%	6.47%	to	9.11%
December 31, 2012	79,468	$10.10208	to	$14.14738	$863,292	0.58%	0.65%	to	3.05%	6.77%	to	9.41%

	AST Western Asset Core Plus Bond Portfolio
December 31, 2016	37,397	$11.27216	to	$13.94045	$473,796	0.00%	0.65%	to	3.05%	1.95%	to	4.47%
December 31, 2015	38,844	$11.11757	to	$13.39817	$473,697	0.00%	0.65%	to	3.05%	-1.85%	to	0.58%
December 31, 2014	40,755	$11.29230	to	$13.37491	$497,796	0.00%	0.65%	to	3.05%	3.93%	to	6.50%
December 31, 2013	37,184	$10.83196	to	$12.60936	$430,242	0.00%	0.65%	to	3.05%	-4.50%	to	-2.13%
December 31, 2012	35,788	$11.30708	to	$12.93619	$428,318	3.36%	0.65%	to	3.05%	4.56%	to	7.15%

	Davis Value Portfolio
December 31, 2016	52	$17.50335	to	$23.44799	$910	1.25%	1.40%	to	1.65%	10.04%	to	10.32%
December 31, 2015	60	$15.86600	to	$21.30848	$957	0.74%	1.40%	to	1.65%	-0.08%	to	0.17%
December 31, 2014	69	$15.83857	to	$21.32579	$1,094	0.87%	1.40%	to	1.65%	4.31%	to	4.57%
December 31, 2013	79	$15.14573	to	$20.44490	$1,205	0.80%	1.40%	to	1.65%	31.23%	to	31.56%
December 31, 2012	99	$11.51236	to	$15.57973	$1,139	1.55%	1.40%	to	1.65%	11.21%	to	11.49%

	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)
December 31, 2016	146	$23.06850	to	$23.06850	$3,374	2.24%	1.00%	to	1.00%	4.31%	to	4.31%
December 31, 2015	173	$22.11574	to	$22.11574	$3,823	2.11%	1.00%	to	1.00%	0.06%	to	0.06%
December 31, 2014	196	$22.10327	to	$22.10327	$4,338	2.46%	1.00%	to	1.00%	8.95%	to	8.95%
December 31, 2013	228	$20.28826	to	$20.28826	$4,631	2.42%	1.00%	to	1.00%	16.99%	to	16.99%
December 31, 2012	278	$17.34227	to	$17.34227	$4,822	2.17%	1.00%	to	1.00%	11.90%	to	11.90%

	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
December 31, 2016	13	$30.49372	to	$30.49372	$388	0.00%	1.00%	to	1.00%	11.62%	to	11.62%
December 31, 2015	14	$27.31956	to	$27.31956	$371	0.00%	1.00%	to	1.00%	2.79%	to	2.79%
December 31, 2014	14	$26.57882	to	$26.57882	$380	0.00%	1.00%	to	1.00%	-5.59%	to	-5.59%
December 31, 2013	15	$28.15297	to	$28.15297	$427	0.11%	1.00%	to	1.00%	39.07%	to	39.07%
December 31, 2012	19	$20.24437	to	$20.24437	$381	0.00%	1.00%	to	1.00%	10.88%	to	10.88%

	Prudential SP International Growth Portfolio (Class I)
December 31, 2016	286	$10.78105	to	$15.38433	$3,895	0.00%	0.65%	to	2.75%	-6.23%	to	-4.21%
December 31, 2015	368	$11.49708	to	$16.28906	$5,260	0.00%	0.65%	to	2.75%	0.52%	to	2.70%
December 31, 2014	397	$11.43711	to	$16.08832	$5,552	0.00%	0.65%	to	2.75%	-8.31%	to	-6.33%
December 31, 2013	498	$12.47344	to	$17.42066	$7,436	0.00%	0.65%	to	2.75%	15.60%	to	18.10%
December 31, 2012	651	$10.79007	to	$14.96204	$8,260	0.60%	0.65%	to	2.75%	19.02%	to	21.60%

	NVIT Developing Markets Fund (expired August 5, 2016)
December 31, 2016	—	$10.77428	to	$26.80891	$—	2.31%	0.65%	to	3.05%	8.62%	to	10.21%
December 31, 2015	2,207	$9.90107	to	$24.36127	$34,273	1.00%	0.65%	to	3.05%	-18.87%	to	-16.86%
December 31, 2014	2,461	$12.16678	to	$29.37659	$47,005	0.83%	0.65%	to	3.05%	-8.72%	to	-6.46%
December 31, 2013	3,034	$13.28794	to	$31.48428	$62,989	0.90%	0.65%	to	3.05%	-3.02%	to	-0.62%
December 31, 2012	3,751	$13.65931	to	$31.75987	$78,997	0.10%	0.65%	to	3.05%	13.21%	to	16.02%

A96

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Asia 30
December 31, 2016	396	$11.64423	to	$26.38394	$7,914	1.16%	0.65%	to	2.50%	-1.87%	to	-0.01%
December 31, 2015	455	$11.85992	to	$26.45357	$9,066	0.30%	0.65%	to	2.50%	-11.65%	to	-9.97%
December 31, 2014	549	$13.41646	to	$29.45663	$12,318	0.07%	0.65%	to	2.50%	-4.03%	to	-2.21%
December 31, 2013	845	$13.97265	to	$30.19771	$19,519	0.06%	0.65%	to	2.50%	12.10%	to	14.22%
December 31, 2012	1,129	$12.45832	to	$26.50384	$22,804	0.00%	0.65%	to	2.50%	12.58%	to	14.72%

	ProFund VP Banks
December 31, 2016	987	$6.94298	to	$20.07233	$8,514	0.27%	0.65%	to	2.50%	20.16%	to	22.43%
December 31, 2015	713	$5.77821	to	$16.69667	$5,068	0.21%	0.65%	to	2.50%	-2.92%	to	-1.08%
December 31, 2014	639	$5.23735	to	$17.19057	$4,619	0.09%	0.65%	to	2.75%	7.34%	to	9.66%
December 31, 2013	766	$4.87907	to	$15.96563	$5,019	0.41%	0.65%	to	2.75%	29.79%	to	32.59%
December 31, 2012	1,296	$3.75923	to	$12.26356	$6,430	0.00%	0.65%	to	2.75%	29.73%	to	32.54%

	ProFund VP Bear
December 31, 2016	2,069	$1.46857	to	$2.59463	$4,237	0.00%	0.65%	to	2.50%	-15.22%	to	-13.62%
December 31, 2015	2,306	$1.73048	to	$3.00362	$5,631	0.00%	0.65%	to	2.50%	-7.30%	to	-5.54%
December 31, 2014	2,386	$1.86494	to	$3.17983	$5,964	0.00%	0.65%	to	2.50%	-16.39%	to	-14.81%
December 31, 2013	2,674	$2.22828	to	$3.73245	$7,919	0.00%	0.65%	to	3.05%	-28.79%	to	-27.03%
December 31, 2012	2,506	$3.10838	to	$5.11497	$9,947	0.00%	0.65%	to	3.05%	-19.15%	to	-17.14%

	ProFund VP Biotechnology
December 31, 2016	373	$23.29908	to	$47.90477	$9,701	0.00%	0.65%	to	1.65%	-16.87%	to	-16.03%
December 31, 2015	549	$27.95618	to	$57.19074	$17,356	0.00%	0.65%	to	1.65%	1.60%	to	2.63%
December 31, 2014	724	$27.44729	to	$55.86612	$22,711	0.00%	0.65%	to	1.90%	27.26%	to	28.88%
December 31, 2013	815	$21.45816	to	$43.45558	$20,141	0.00%	0.65%	to	1.90%	65.22%	to	67.32%
December 31, 2012	717	$12.92186	to	$23.49701	$10,864	0.00%	0.65%	to	1.90%	38.03%	to	39.79%

	ProFund VP Basic Materials
December 31, 2016	469	$12.20194	to	$23.38054	$8,774	0.41%	0.65%	to	2.65%	15.36%	to	17.72%
December 31, 2015	397	$10.57730	to	$19.91067	$6,317	0.59%	0.65%	to	2.65%	-16.21%	to	-14.48%
December 31, 2014	522	$12.62291	to	$23.34110	$9,745	0.60%	0.65%	to	2.65%	-1.01%	to	1.03%
December 31, 2013	792	$12.63704	to	$23.16241	$14,816	0.93%	0.65%	to	3.05%	14.82%	to	17.66%
December 31, 2012	863	$10.97190	to	$19.73517	$13,665	0.29%	0.65%	to	2.75%	5.50%	to	7.78%

	ProFund VP UltraBull
December 31, 2016	446	$14.86314	to	$32.62957	$7,389	0.00%	0.65%	to	1.90%	16.35%	to	17.83%
December 31, 2015	612	$12.70956	to	$27.76142	$9,050	0.00%	0.65%	to	1.90%	-4.73%	to	-3.51%
December 31, 2014	809	$13.27270	to	$28.84527	$12,418	0.00%	0.65%	to	1.90%	20.90%	to	22.44%
December 31, 2013	1,004	$10.92279	to	$23.61862	$12,630	0.00%	0.65%	to	1.90%	64.86%	to	66.96%
December 31, 2012	1,021	$6.59191	to	$14.18214	$8,024	0.00%	0.65%	to	1.90%	26.46%	to	28.08%

	ProFund VP Bull
December 31, 2016	1,486	$15.70215	to	$22.29843	$26,469	0.00%	0.65%	to	2.50%	6.93%	to	8.95%
December 31, 2015	1,917	$14.68494	to	$20.65788	$31,491	0.00%	0.65%	to	2.50%	-2.95%	to	-1.11%
December 31, 2014	3,408	$15.13075	to	$21.18734	$56,459	0.00%	0.65%	to	3.05%	8.07%	to	10.74%
December 31, 2013	3,062	$12.31174	to	$19.40528	$45,975	0.00%	0.65%	to	3.05%	25.80%	to	28.91%
December 31, 2012	3,404	$9.75656	to	$15.26808	$39,465	0.00%	0.65%	to	3.05%	10.41%	to	13.15%

	ProFund VP Consumer Services
December 31, 2016	471	$17.63030	to	$29.93346	$9,292	0.00%	0.65%	to	2.75%	1.33%	to	3.51%
December 31, 2015	753	$17.39919	to	$29.15262	$14,474	0.00%	0.65%	to	2.75%	1.81%	to	4.01%
December 31, 2014	606	$17.08982	to	$28.25646	$11,146	0.00%	0.65%	to	3.05%	9.03%	to	11.73%
December 31, 2013	1,185	$15.62598	to	$25.49530	$19,826	0.25%	0.65%	to	3.05%	35.61%	to	38.96%
December 31, 2012	889	$11.48757	to	$18.49608	$10,840	0.00%	0.65%	to	3.05%	18.37%	to	21.30%

	ProFund VP Consumer Goods Portfolio
December 31, 2016	508	$16.46151	to	$25.84075	$10,411	1.05%	0.65%	to	2.75%	0.70%	to	2.87%
December 31, 2015	718	$16.34648	to	$25.18252	$14,355	0.94%	0.65%	to	2.75%	1.30%	to	3.49%
December 31, 2014	863	$16.13683	to	$24.39556	$16,704	0.57%	0.65%	to	3.05%	6.87%	to	9.51%
December 31, 2013	894	$15.05350	to	$22.33301	$15,923	0.88%	0.65%	to	2.75%	24.92%	to	27.62%
December 31, 2012	803	$12.05038	to	$17.54415	$11,414	0.95%	0.65%	to	2.75%	7.80%	to	10.14%
A97

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Oil & Gas
December 31, 2016	897	$12.36771	to	$28.12397	$19,308	1.33%	0.65%	to	3.05%	20.41%	to	23.38%
December 31, 2015	905	$10.22954	to	$22.85208	$15,917	0.70%	0.65%	to	2.65%	-25.41%	to	-23.87%
December 31, 2014	1,124	$13.71351	to	$30.09315	$25,967	0.42%	0.65%	to	3.05%	-13.59%	to	-11.45%
December 31, 2013	1,284	$15.66246	to	$34.06864	$33,901	0.43%	0.65%	to	3.05%	20.29%	to	23.26%
December 31, 2012	1,631	$12.98066	to	$27.70826	$35,105	0.12%	0.65%	to	3.05%	-0.25%	to	2.23%

	ProFund VP Europe 30
December 31, 2016	942	$8.52583	to	$17.02714	$10,659	3.05%	0.65%	to	2.50%	5.12%	to	7.11%
December 31, 2015	984	$8.00810	to	$15.93683	$10,518	5.30%	0.65%	to	2.50%	-13.11%	to	-11.46%
December 31, 2014	1,052	$9.09933	to	$18.04423	$12,684	1.42%	0.65%	to	2.75%	-11.16%	to	-9.24%
December 31, 2013	1,747	$10.08662	to	$19.93155	$23,469	1.36%	0.65%	to	2.75%	18.29%	to	20.84%
December 31, 2012	1,696	$8.39741	to	$16.53513	$18,717	2.84%	0.65%	to	2.75%	13.38%	to	15.84%

	ProFund VP Financials
December 31, 2016	1,688	$8.46361	to	$23.58776	$19,362	0.34%	0.65%	to	2.75%	12.16%	to	14.57%
December 31, 2015	1,582	$7.54613	to	$20.75438	$15,929	0.33%	0.65%	to	2.75%	-4.20%	to	-2.13%
December 31, 2014	1,954	$7.87728	to	$21.37923	$20,490	0.20%	0.65%	to	3.05%	9.47%	to	12.18%
December 31, 2013	2,514	$7.17338	to	$19.21216	$23,561	0.36%	0.65%	to	3.05%	28.05%	to	31.22%
December 31, 2012	2,235	$5.58464	to	$14.98123	$16,277	0.13%	0.65%	to	3.05%	20.92%	to	23.92%

	ProFund VP U.S. Government Plus
December 31, 2016	501	$12.36694	to	$21.43494	$9,486	0.00%	0.65%	to	2.65%	-2.94%	to	-0.95%
December 31, 2015	760	$12.71579	to	$21.64137	$14,559	0.00%	0.65%	to	2.65%	-8.14%	to	-6.25%
December 31, 2014	864	$13.81464	to	$23.08528	$17,723	0.18%	0.65%	to	2.75%	32.64%	to	35.50%
December 31, 2013	923	$10.38293	to	$17.03654	$13,973	0.20%	0.65%	to	2.75%	-21.34%	to	-19.64%
December 31, 2012	1,423	$13.15892	to	$21.19966	$26,886	0.00%	0.65%	to	2.75%	-1.81%	to	0.32%

	ProFund VP Health Care
December 31, 2016	1,493	$17.53623	to	$27.69802	$29,357	0.00%	0.65%	to	2.65%	-6.59%	to	-4.68%
December 31, 2015	2,360	$18.53580	to	$29.17354	$49,520	0.00%	0.65%	to	3.05%	1.82%	to	4.34%
December 31, 2014	2,579	$17.89983	to	$28.07299	$52,236	0.08%	0.65%	to	3.05%	19.93%	to	22.89%
December 31, 2013	2,348	$14.67591	to	$22.50584	$38,341	0.35%	0.65%	to	2.75%	35.92%	to	38.85%
December 31, 2012	2,027	$10.65001	to	$16.58498	$24,163	0.38%	0.65%	to	2.75%	14.17%	to	16.64%

	ACCESS VP High Yield Fund
December 31, 2016	981	$18.40354	to	$21.33287	$19,772	3.38%	0.65%	to	1.90%	6.94%	to	8.29%
December 31, 2015	462	$17.21001	to	$19.69911	$8,489	3.71%	0.65%	to	1.90%	-1.75%	to	-0.50%
December 31, 2014	646	$17.51633	to	$19.79748	$11,928	3.81%	0.65%	to	1.90%	0.39%	to	1.67%
December 31, 2013	1,155	$17.44748	to	$19.47151	$21,085	2.62%	0.65%	to	1.90%	7.93%	to	9.30%
December 31, 2012	1,584	$16.16581	to	$17.81424	$26,571	4.12%	0.65%	to	1.90%	11.95%	to	13.38%

	ProFund VP Industrials
December 31, 2016	538	$16.12915	to	$28.78344	$11,429	0.18%	0.65%	to	2.65%	14.44%	to	16.78%
December 31, 2015	391	$13.93821	to	$24.70873	$7,192	0.11%	0.65%	to	2.75%	-6.08%	to	-4.05%
December 31, 2014	629	$14.83996	to	$25.81617	$12,138	0.24%	0.65%	to	2.75%	2.67%	to	4.89%
December 31, 2013	886	$14.45347	to	$24.67438	$16,378	0.42%	0.65%	to	2.75%	34.39%	to	37.29%
December 31, 2012	681	$10.75494	to	$18.01769	$9,293	0.34%	0.65%	to	2.75%	12.61%	to	15.05%

	ProFund VP Internet
December 31, 2016	123	$50.52169	to	$62.69345	$6,531	0.00%	0.65%	to	1.65%	3.79%	to	4.84%
December 31, 2015	195	$48.67555	to	$59.94676	$9,887	0.00%	0.65%	to	1.90%	18.07%	to	19.57%
December 31, 2014	124	$41.12237	to	$50.26138	$5,279	0.00%	0.65%	to	1.90%	-0.80%	to	0.46%
December 31, 2013	240	$41.34854	to	$50.15518	$10,188	0.00%	0.65%	to	1.90%	48.83%	to	50.72%
December 31, 2012	203	$27.71190	to	$33.36005	$5,733	0.00%	0.65%	to	1.90%	17.48%	to	18.98%

	ProFund VP Japan
December 31, 2016	464	$10.70132	to	$17.26105	$5,497	0.00%	0.65%	to	2.50%	-2.09%	to	-0.24%
December 31, 2015	642	$10.92977	to	$17.34588	$7,721	0.00%	0.65%	to	2.50%	3.16%	to	5.12%
December 31, 2014	641	$10.68867	to	$16.54245	$7,392	0.00%	0.65%	to	2.50%	0.65%	to	2.56%
December 31, 2013	1,157	$9.68864	to	$16.17098	$13,024	0.00%	0.65%	to	2.75%	44.16%	to	47.27%
December 31, 2012	1,032	$6.72060	to	$11.00789	$7,983	0.00%	0.65%	to	2.75%	19.56%	to	22.15%

A98

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Precious Metals
December 31, 2016	1,922	$5.20267	to	$8.82559	$14,055	0.00%	0.65%	to	2.50%	51.93%	to	54.81%
December 31, 2015	2,126	$3.42257	to	$5.71537	$10,178	0.00%	0.65%	to	2.50%	-34.53%	to	-33.29%
December 31, 2014	2,217	$4.99374	to	$8.58893	$15,781	0.00%	0.65%	to	2.75%	-25.96%	to	-24.36%
December 31, 2013	2,771	$6.74500	to	$11.38383	$25,863	0.00%	0.65%	to	2.75%	-39.65%	to	-38.35%
December 31, 2012	3,517	$11.17737	to	$18.51153	$53,301	0.00%	0.65%	to	2.75%	-16.90%	to	-15.10%

	ProFund VP Mid-Cap Growth
December 31, 2016	852	$17.77114	to	$30.29668	$19,651	0.00%	0.65%	to	2.65%	9.89%	to	12.14%
December 31, 2015	1,019	$16.17135	to	$27.08396	$21,169	0.00%	0.65%	to	2.65%	-2.37%	to	-0.37%
December 31, 2014	1,099	$16.56468	to	$27.25269	$23,083	0.00%	0.65%	to	2.65%	3.09%	to	5.20%
December 31, 2013	1,576	$15.92425	to	$25.97017	$31,497	0.00%	0.65%	to	3.05%	26.55%	to	29.68%
December 31, 2012	1,815	$12.54492	to	$20.07739	$28,057	0.00%	0.65%	to	3.05%	11.86%	to	14.63%

	ProFund VP Mid-Cap Value
December 31, 2016	1,002	$20.70702	to	$32.23156	$23,708	0.22%	0.65%	to	2.50%	21.24%	to	23.53%
December 31, 2015	620	$17.07915	to	$26.15693	$12,038	0.14%	0.65%	to	2.50%	-10.52%	to	-8.82%
December 31, 2014	802	$19.08698	to	$28.75973	$17,299	0.12%	0.65%	to	2.50%	7.43%	to	9.47%
December 31, 2013	1,339	$14.31905	to	$26.33828	$26,369	0.37%	0.65%	to	2.75%	28.53%	to	31.30%
December 31, 2012	1,520	$11.14090	to	$20.11028	$22,992	0.15%	0.65%	to	2.75%	13.35%	to	15.81%

	ProFund VP Pharmaceuticals
December 31, 2016	316	$13.91791	to	$23.35221	$4,779	0.93%	0.65%	to	2.65%	-6.28%	to	-4.36%
December 31, 2015	505	$14.69965	to	$24.76427	$8,013	0.51%	0.65%	to	2.65%	1.67%	to	3.76%
December 31, 2014	717	$14.31041	to	$24.20698	$10,882	0.86%	0.65%	to	2.65%	16.20%	to	18.58%
December 31, 2013	616	$12.19047	to	$20.70499	$7,906	1.94%	0.65%	to	2.65%	28.14%	to	30.77%
December 31, 2012	713	$9.41676	to	$16.05920	$7,029	1.34%	0.65%	to	2.65%	8.88%	to	11.13%

	ProFund VP Real Estate
December 31, 2016	348	$13.39091	to	$28.89304	$8,658	1.73%	0.65%	to	2.75%	2.83%	to	5.04%
December 31, 2015	494	$13.02286	to	$27.50732	$11,629	0.61%	0.65%	to	2.75%	-2.43%	to	-0.33%
December 31, 2014	691	$13.34780	to	$27.59787	$16,399	1.64%	0.65%	to	3.05%	21.21%	to	24.20%
December 31, 2013	690	$10.97849	to	$22.21991	$13,090	1.28%	0.65%	to	3.05%	-2.96%	to	-0.56%
December 31, 2012	869	$11.27854	to	$22.34453	$16,660	2.35%	0.65%	to	3.05%	13.59%	to	16.41%

	ProFund VP Rising Rates Opportunity
December 31, 2016	5,622	$1.58459	to	$3.27714	$9,306	0.00%	0.65%	to	3.05%	-8.04%	to	-5.77%
December 31, 2015	4,213	$1.69877	to	$3.52761	$7,627	0.00%	0.65%	to	2.65%	-4.19%	to	-2.23%
December 31, 2014	6,710	$1.75517	to	$3.65949	$12,483	0.00%	0.65%	to	3.05%	-32.39%	to	-30.71%
December 31, 2013	6,725	$2.55893	to	$5.35722	$18,221	0.00%	0.65%	to	3.05%	12.93%	to	15.72%
December 31, 2012	3,764	$2.23383	to	$4.69566	$9,052	0.00%	0.65%	to	3.05%	-9.78%	to	-7.54%

	ProFund VP NASDAQ-100
December 31, 2016	1,079	$12.28132	to	$35.40221	$17,931	0.00%	0.65%	to	2.50%	2.63%	to	4.57%
December 31, 2015	1,741	$11.83336	to	$33.93907	$28,860	0.00%	0.65%	to	2.50%	4.77%	to	6.76%
December 31, 2014	1,971	$11.16877	to	$31.87144	$30,972	0.00%	0.65%	to	2.50%	14.08%	to	16.25%
December 31, 2013	2,274	$9.68106	to	$27.48656	$30,452	0.00%	0.65%	to	2.50%	30.92%	to	33.40%
December 31, 2012	2,193	$7.31221	to	$20.65639	$22,815	0.00%	0.65%	to	2.50%	13.32%	to	15.47%

	ProFund VP Semiconductor
December 31, 2016	195	$12.01791	to	$19.46880	$2,515	0.14%	0.65%	to	1.90%	25.29%	to	26.88%
December 31, 2015	196	$9.56793	to	$15.53923	$1,975	0.69%	0.65%	to	1.90%	-4.72%	to	-3.51%
December 31, 2014	328	$10.01645	to	$16.30916	$3,404	0.14%	0.65%	to	1.90%	31.97%	to	33.66%
December 31, 2013	143	$7.57041	to	$12.35786	$1,120	0.57%	0.65%	to	1.90%	30.94%	to	32.61%
December 31, 2012	176	$5.76682	to	$9.83468	$1,045	0.33%	0.65%	to	1.90%	-5.99%	to	-4.79%

	ProFund VP Small-Cap Growth
December 31, 2016	839	$18.17672	to	$35.57142	$22,673	0.00%	0.65%	to	2.75%	16.94%	to	19.45%
December 31, 2015	951	$15.54402	to	$29.85326	$21,608	0.00%	0.65%	to	2.75%	-1.61%	to	0.52%
December 31, 2014	1,015	$15.79831	to	$29.77513	$23,075	0.00%	0.65%	to	3.05%	-0.94%	to	1.51%
December 31, 2013	1,972	$15.89961	to	$29.40650	$44,117	0.00%	0.65%	to	3.05%	36.15%	to	39.51%
December 31, 2012	1,306	$11.64237	to	$21.13125	$20,944	0.00%	0.65%	to	3.05%	9.04%	to	11.75%

A99

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Short Mid-Cap
December 31, 2016	239	$1.57065	to	$1.77543	$389	0.00%	0.65%	to	1.65%	-21.50%	to	-20.71%
December 31, 2015	245	$2.00094	to	$2.23913	$498	0.00%	0.65%	to	1.65%	-3.33%	to	-2.35%
December 31, 2014	249	$2.06984	to	$2.29291	$527	0.00%	0.65%	to	1.65%	-13.89%	to	-13.01%
December 31, 2013	173	$2.40360	to	$2.63579	$423	0.00%	0.65%	to	1.65%	-28.89%	to	-28.17%
December 31, 2012	298	$3.38019	to	$3.66941	$1,043	0.00%	0.65%	to	1.65%	-20.29%	to	-19.48%

	ProFund VP Short NASDAQ-100
December 31, 2016	1,416	$0.81551	to	$1.56672	$1,407	0.00%	0.65%	to	2.40%	-12.21%	to	-10.64%
December 31, 2015	1,355	$0.92896	to	$1.77832	$1,493	0.00%	0.65%	to	2.40%	-15.13%	to	-13.60%
December 31, 2014	832	$1.09461	to	$2.08785	$1,065	0.00%	0.65%	to	2.45%	-21.36%	to	-19.91%
December 31, 2013	998	$1.39116	to	$2.64409	$1,635	0.00%	0.65%	to	2.45%	-31.13%	to	-29.86%
December 31, 2012	1,644	$2.01909	to	$3.82383	$3,831	0.00%	0.65%	to	2.50%	-20.83%	to	-19.32%

	ProFund VP Short Small-Cap
December 31, 2016	166	$1.49096	to	$1.68537	$262	0.00%	0.65%	to	1.65%	-22.88%	to	-22.10%
December 31, 2015	272	$1.93339	to	$2.16357	$539	0.00%	0.65%	to	1.65%	-2.46%	to	-1.47%
December 31, 2014	339	$1.98216	to	$2.19578	$688	0.00%	0.65%	to	1.65%	-10.73%	to	-9.82%
December 31, 2013	244	$2.16944	to	$2.43499	$549	0.00%	0.65%	to	1.90%	-32.56%	to	-31.70%
December 31, 2012	779	$3.21681	to	$3.56496	$2,657	0.00%	0.65%	to	1.90%	-20.51%	to	-19.49%

	ProFund VP Small-Cap Value
December 31, 2016	827	$16.15442	to	$32.05015	$18,734	0.00%	0.65%	to	2.75%	25.25%	to	27.94%
December 31, 2015	608	$12.89824	to	$25.11391	$10,714	0.00%	0.65%	to	2.75%	-10.80%	to	-8.87%
December 31, 2014	702	$14.46006	to	$27.62906	$13,800	0.00%	0.65%	to	2.75%	2.90%	to	5.13%
December 31, 2013	1,227	$14.05201	to	$26.34809	$23,255	0.22%	0.65%	to	3.05%	33.48%	to	36.78%
December 31, 2012	1,279	$10.49501	to	$19.31173	$17,613	0.00%	0.65%	to	3.05%	12.61%	to	15.40%

	ProFund VP Technology
December 31, 2016	543	$9.50323	to	$27.44195	$6,162	0.00%	0.65%	to	1.90%	10.21%	to	11.61%
December 31, 2015	598	$8.57888	to	$24.64815	$6,100	0.00%	0.65%	to	1.90%	0.46%	to	1.74%
December 31, 2014	592	$8.49662	to	$22.56441	$6,252	0.00%	0.65%	to	1.90%	15.87%	to	17.35%
December 31, 2013	596	$7.29569	to	$20.75015	$5,374	0.00%	0.65%	to	1.90%	22.82%	to	24.38%
December 31, 2012	816	$5.91023	to	$15.72774	$6,099	0.00%	0.65%	to	1.90%	8.21%	to	9.59%

	ProFund VP Telecommunications
December 31, 2016	622	$7.72698	to	$19.15019	$6,815	1.64%	0.65%	to	2.75%	18.32%	to	20.87%
December 31, 2015	453	$6.44143	to	$15.88385	$4,363	1.78%	0.65%	to	2.75%	-1.27%	to	0.86%
December 31, 2014	627	$6.43497	to	$15.78788	$6,332	3.61%	0.65%	to	3.05%	-2.50%	to	-0.09%
December 31, 2013	696	$6.48963	to	$16.08519	$7,143	3.34%	0.65%	to	3.05%	8.65%	to	11.34%
December 31, 2012	1,024	$5.87296	to	$14.58634	$9,765	2.70%	0.65%	to	3.05%	12.96%	to	15.76%

	ProFund VP UltraMid-Cap
December 31, 2016	668	$30.91353	to	$59.47392	$22,800	0.00%	0.65%	to	2.50%	34.47%	to	37.02%
December 31, 2015	790	$22.79049	to	$43.51556	$19,480	0.00%	0.65%	to	2.50%	-11.42%	to	-9.74%
December 31, 2014	845	$25.50653	to	$48.71411	$23,523	0.00%	0.65%	to	2.50%	12.46%	to	14.59%
December 31, 2013	821	$22.48468	to	$42.30267	$21,008	0.00%	0.65%	to	2.50%	66.35%	to	69.50%
December 31, 2012	1,147	$13.39974	to	$25.80111	$17,481	0.00%	0.65%	to	2.50%	29.17%	to	31.63%

	ProFund VP UltraNASDAQ-100
December 31, 2016	6,057	$3.10325	to	$73.80962	$35,719	0.00%	0.65%	to	1.65%	6.84%	to	7.92%
December 31, 2015	7,828	$2.89293	to	$68.56635	$43,081	0.00%	0.65%	to	1.65%	11.73%	to	12.86%
December 31, 2014	8,527	$2.57880	to	$60.90415	$42,099	0.00%	0.65%	to	1.90%	33.26%	to	34.96%
December 31, 2013	9,661	$1.92242	to	$45.24276	$36,426	0.00%	0.65%	to	1.90%	75.65%	to	77.88%
December 31, 2012	9,648	$1.08727	to	$25.49858	$20,012	0.00%	0.65%	to	1.90%	31.21%	to	32.88%

	ProFund VP UltraSmall-Cap
December 31, 2016	398	$19.59741	to	$44.18455	$8,740	0.00%	0.65%	to	1.90%	36.95%	to	38.69%
December 31, 2015	439	$14.23782	to	$31.93952	$7,044	0.00%	0.65%	to	1.90%	-14.63%	to	-13.54%
December 31, 2014	561	$16.59306	to	$37.03490	$10,466	0.00%	0.65%	to	1.90%	3.38%	to	4.69%
December 31, 2013	745	$15.96970	to	$35.46351	$13,363	0.00%	0.65%	to	1.90%	83.12%	to	85.45%
December 31, 2012	882	$8.67698	to	$19.17159	$8,671	0.00%	0.65%	to	1.90%	27.05%	to	28.67%

A100

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Utilities
December 31, 2016	1,020	$15.86563	to	$31.55984	$20,609	1.50%	0.65%	to	2.75%	11.92%	to	14.33%
December 31, 2015	1,069	$14.17574	to	$27.67390	$19,082	2.22%	0.65%	to	2.75%	-8.98%	to	-7.01%
December 31, 2014	1,720	$15.57374	to	$29.83533	$33,522	1.70%	0.65%	to	3.05%	22.05%	to	25.07%
December 31, 2013	1,484	$12.72111	to	$23.91587	$23,563	2.86%	0.65%	to	3.05%	9.86%	to	12.58%
December 31, 2012	1,647	$11.54386	to	$21.29761	$23,443	2.48%	0.65%	to	3.05%	-2.92%	to	-0.51%

	ProFund VP Large-Cap Growth
December 31, 2016	956	$15.38399	to	$25.01449	$17,650	0.04%	0.65%	to	2.65%	2.24%	to	4.33%
December 31, 2015	1,412	$15.04705	to	$24.07211	$24,975	0.00%	0.65%	to	2.65%	1.01%	to	3.08%
December 31, 2014	2,196	$14.89691	to	$23.44671	$37,627	0.10%	0.65%	to	2.65%	9.94%	to	12.19%
December 31, 2013	1,897	$13.42825	to	$20.98293	$29,303	0.33%	0.65%	to	2.75%	27.07%	to	29.82%
December 31, 2012	1,861	$10.56723	to	$16.22893	$22,220	0.09%	0.65%	to	2.75%	9.61%	to	11.98%

	ProFund VP Large-Cap Value
December 31, 2016	1,195	$13.06061	to	$23.37223	$18,603	1.12%	0.65%	to	2.65%	12.38%	to	14.68%
December 31, 2015	1,111	$11.62181	to	$19.72491	$15,188	1.07%	0.65%	to	2.65%	-7.26%	to	-5.35%
December 31, 2014	1,950	$12.53158	to	$22.39165	$28,107	0.62%	0.65%	to	2.65%	7.55%	to	9.76%
December 31, 2013	1,195	$11.54696	to	$20.48367	$15,875	0.99%	0.65%	to	3.05%	25.93%	to	29.05%
December 31, 2012	1,829	$9.14091	to	$15.93700	$18,800	0.83%	0.65%	to	3.05%	11.89%	to	14.67%

	Rydex VT Nova
December 31, 2016	106	$12.10483	to	$13.83867	$1,280	0.00%	0.65%	to	1.40%	14.11%	to	14.97%
December 31, 2015	125	$10.60842	to	$12.03660	$1,334	0.00%	0.65%	to	1.40%	-2.11%	to	-1.36%
December 31, 2014	159	$10.83692	to	$12.20300	$1,746	0.09%	0.65%	to	1.40%	16.93%	to	17.82%
December 31, 2013	187	$9.26815	to	$10.35776	$1,750	0.10%	0.65%	to	1.40%	46.90%	to	48.02%
December 31, 2012	224	$6.30896	to	$6.99741	$1,425	0.00%	0.65%	to	1.40%	20.53%	to	21.45%

	Rydex VT NASDAQ-100
December 31, 2016	521	$14.92172	to	$33.63177	$7,781	0.00%	0.65%	to	1.65%	4.24%	to	5.29%
December 31, 2015	631	$14.27893	to	$32.26457	$9,018	0.00%	0.65%	to	1.65%	6.46%	to	7.54%
December 31, 2014	738	$9.20732	to	$30.30805	$9,894	0.00%	0.65%	to	1.65%	15.51%	to	16.68%
December 31, 2013	843	$7.93890	to	$26.23872	$9,758	0.00%	0.65%	to	1.65%	32.40%	to	33.74%
December 31, 2012	983	$5.97189	to	$19.81775	$8,572	0.00%	0.65%	to	1.65%	14.84%	to	16.01%

	Rydex VT Inverse S&P 500 Strategy
December 31, 2016	8	$2.51665	to	$2.70326	$21	0.00%	1.00%	to	1.40%	-13.22%	to	-12.86%
December 31, 2015	11	$2.89994	to	$3.10231	$32	0.00%	1.00%	to	1.40%	-5.77%	to	-5.39%
December 31, 2014	13	$2.09535	to	$3.27904	$39	0.00%	1.00%	to	1.65%	-15.87%	to	-15.31%
December 31, 2013	13	$2.49053	to	$3.87189	$47	0.00%	1.00%	to	1.65%	-27.73%	to	-27.25%
December 31, 2012	20	$3.44615	to	$5.32237	$100	0.00%	1.00%	to	1.65%	-18.35%	to	-17.81%

	Invesco V.I. Global Health Care Fund (Series I)
December 31, 2016	1,228	$17.75778	to	$28.40589	$30,112	0.00%	0.65%	to	3.05%	-14.16%	to	-12.04%
December 31, 2015	1,698	$20.62230	to	$32.29234	$46,871	0.00%	0.65%	to	3.05%	0.02%	to	2.49%
December 31, 2014	1,946	$20.55531	to	$31.50696	$52,380	0.00%	0.65%	to	3.05%	16.02%	to	18.89%
December 31, 2013	1,950	$17.66225	to	$26.50075	$44,462	0.70%	0.65%	to	3.05%	36.26%	to	39.63%
December 31, 2012	1,977	$12.92230	to	$18.97945	$32,463	0.00%	0.65%	to	3.05%	17.20%	to	20.11%

	Invesco V.I. Technology Fund (Series I)
December 31, 2016	1,824	$5.72442	to	$21.83439	$16,817	0.00%	0.65%	to	1.90%	-2.64%	to	-1.40%
December 31, 2015	2,189	$5.84090	to	$22.42560	$20,672	0.00%	0.65%	to	1.90%	4.79%	to	6.12%
December 31, 2014	2,382	$5.53758	to	$21.40148	$21,265	0.00%	0.65%	to	1.90%	8.94%	to	10.33%
December 31, 2013	2,674	$5.04966	to	$19.64487	$21,779	0.00%	0.65%	to	1.90%	22.77%	to	24.33%
December 31, 2012	3,100	$4.08609	to	$16.00172	$20,463	0.00%	0.65%	to	1.90%	9.16%	to	10.56%

	Wells Fargo VT Index Asset Allocation Fund (Class 2)
December 31, 2016	500	$18.90965	to	$41.57352	$20,761	0.90%	1.40%	to	2.00%	5.52%	to	6.17%
December 31, 2015	593	$17.91992	to	$39.15838	$23,200	1.02%	1.40%	to	2.00%	-0.78%	to	-0.17%
December 31, 2014	707	$17.87129	to	$39.22449	$27,690	1.52%	1.25%	to	2.25%	0.00%	to	16.41%
December 31, 2013	803	$15.48609	to	$33.69652	$26,977	1.63%	1.40%	to	2.25%	16.94%	to	17.96%
December 31, 2012	910	$13.24278	to	$28.56693	$25,939	1.44%	1.40%	to	2.25%	10.49%	to	11.45%
A101

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Wells Fargo VT International Equity Portfolio (Class 2)
December 31, 2016	38	$8.51924	to	$14.42989	$329	2.92%	1.40%	to	1.90%	1.34%	to	1.85%
December 31, 2015	44	$8.36415	to	$14.20315	$372	3.62%	1.40%	to	1.90%	-0.13%	to	0.38%
December 31, 2014	61	$8.33290	to	$14.18592	$510	2.70%	1.40%	to	2.15%	-7.39%	to	-6.68%
December 31, 2013	72	$8.92926	to	$15.23993	$642	2.09%	1.40%	to	2.15%	16.95%	to	17.85%
December 31, 2012	83	$7.57687	to	$12.96464	$633	1.34%	1.40%	to	2.15%	11.04%	to	11.89%

	Wells Fargo VT Small Cap Growth Portfolio (Class 2)
December 31, 2016	55	$20.28129	to	$33.35373	$1,123	0.00%	1.40%	to	1.65%	5.97%	to	6.24%
December 31, 2015	72	$19.08952	to	$31.47356	$1,384	0.00%	1.40%	to	1.65%	-4.49%	to	-4.24%
December 31, 2014	81	$19.93529	to	$32.95146	$1,620	0.00%	1.40%	to	1.65%	-3.50%	to	-3.25%
December 31, 2013	96	$20.60536	to	$34.14555	$1,980	0.00%	1.40%	to	1.90%	47.38%	to	48.13%
December 31, 2012	110	$13.91046	to	$23.10986	$1,544	0.00%	1.40%	to	1.90%	5.82%	to	6.36%

	Wells Fargo VT Total Return Bond (expired April 29, 2016)
December 31, 2016	—	$13.32805	to	$19.12837	$—	0.47%	1.25%	to	2.25%	2.00%	to	2.34%
December 31, 2015	152	$14.76856	to	$18.70077	$2,829	1.28%	1.25%	to	1.65%	-1.52%	to	-1.12%
December 31, 2014	180	$13.35000	to	$18.94075	$3,403	1.36%	1.25%	to	2.25%	3.21%	to	4.27%
December 31, 2013	205	$12.93456	to	$18.19316	$3,733	1.24%	1.40%	to	2.25%	-4.63%	to	-3.80%
December 31, 2012	264	$13.56222	to	$18.91162	$4,988	1.45%	1.40%	to	2.25%	3.71%	to	4.61%

	AST FI Pyramis Quantitative Portfolio
December 31, 2016	87,946	$10.55831	to	$17.86294	$1,084,884	0.00%	0.65%	to	3.05%	1.08%	to	3.58%
December 31, 2015	100,567	$10.43994	to	$17.31566	$1,202,190	0.00%	0.65%	to	3.05%	-2.09%	to	0.33%
December 31, 2014	113,449	$10.65721	to	$17.32775	$1,364,995	0.00%	0.65%	to	3.05%	0.01%	to	2.48%
December 31, 2013	129,733	$10.65116	to	$16.97657	$1,537,832	0.00%	0.65%	to	3.05%	11.26%	to	14.01%
December 31, 2012	138,334	$9.56815	to	$14.95001	$1,453,040	1.98%	0.65%	to	3.05%	7.25%	to	9.92%

	AST Prudential Growth Allocation Portfolio
December 31, 2016	227,652	$11.26665	to	$20.03813	$3,011,852	0.00%	0.65%	to	3.05%	6.74%	to	9.38%
December 31, 2015	248,775	$10.53307	to	$18.39372	$3,024,796	0.00%	0.65%	to	3.05%	-3.64%	to	-1.26%
December 31, 2014	185,765	$10.90898	to	$18.70350	$2,292,579	0.00%	0.65%	to	3.05%	5.87%	to	8.49%
December 31, 2013	192,674	$10.28211	to	$17.30987	$2,213,547	0.00%	0.65%	to	3.05%	13.46%	to	16.27%
December 31, 2012	201,472	$9.04492	to	$14.94838	$2,010,957	1.37%	0.65%	to	3.05%	9.47%	to	12.19%

	AST Advanced Strategies Portfolio
December 31, 2016	111,128	$12.68113	to	$20.05511	$1,685,524	0.00%	0.65%	to	3.05%	3.85%	to	6.41%
December 31, 2015	124,459	$12.18612	to	$18.92286	$1,778,421	0.00%	0.65%	to	3.05%	-2.27%	to	0.15%
December 31, 2014	140,666	$12.44374	to	$18.97129	$2,024,233	0.00%	0.65%	to	3.05%	2.87%	to	5.42%
December 31, 2013	151,296	$12.07140	to	$18.06896	$2,087,639	0.00%	0.65%	to	3.05%	13.00%	to	15.80%
December 31, 2012	153,034	$10.66044	to	$15.66679	$1,842,575	1.37%	0.65%	to	3.05%	10.18%	to	12.91%

	AST Investment Grade Bond Portfolio
December 31, 2016	123,882	$13.50474	to	$16.99707	$1,903,633	0.00%	0.65%	to	2.45%	1.66%	to	3.53%
December 31, 2015	110,488	$13.28462	to	$16.41795	$1,657,179	0.00%	0.65%	to	2.45%	-1.31%	to	0.52%
December 31, 2014	41,949	$13.46048	to	$16.33371	$633,173	0.00%	0.65%	to	2.45%	4.11%	to	6.04%
December 31, 2013	45,339	$12.92850	to	$15.40398	$652,505	0.00%	0.65%	to	2.45%	-5.55%	to	-3.81%
December 31, 2012	141,377	$13.68874	to	$16.01440	$2,141,323	1.27%	0.65%	to	2.45%	6.72%	to	8.69%

	AST Bond Portfolio 2018
December 31, 2016	3,645	$10.52111	to	$14.29454	$47,159	0.00%	1.00%	to	3.05%	-1.48%	to	0.59%
December 31, 2015	4,490	$10.67946	to	$14.21013	$58,244	0.00%	1.00%	to	3.05%	-2.27%	to	-0.20%
December 31, 2014	5,596	$10.92698	to	$14.23827	$73,255	0.00%	1.00%	to	3.05%	-0.47%	to	1.64%
December 31, 2013	9,502	$10.97843	to	$14.00904	$123,363	0.00%	1.00%	to	3.05%	-6.10%	to	-4.11%
December 31, 2012	23,639	$11.69126	to	$14.64582	$324,341	0.49%	1.00%	to	3.05%	2.49%	to	4.66%

	AST Bond Portfolio 2019
December 31, 2016	3,506	$10.65201	to	$14.44768	$45,952	0.00%	1.00%	to	3.05%	-1.64%	to	0.43%
December 31, 2015	4,097	$10.82962	to	$14.38526	$53,876	0.00%	1.00%	to	3.05%	-2.01%	to	0.06%
December 31, 2014	4,465	$11.05193	to	$14.37659	$59,083	0.00%	1.00%	to	3.05%	1.08%	to	3.22%
December 31, 2013	7,280	$10.93330	to	$13.92798	$94,194	0.00%	1.00%	to	3.05%	-7.73%	to	-5.78%
December 31, 2012	11,940	$11.84987	to	$14.81902	$166,500	0.91%	1.00%	to	3.05%	2.62%	to	4.80%

A102

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Global Real Estate Portfolio
December 31, 2016	2,552	$11.50305	to	$22.60430	$33,241	0.00%	0.65%	to	3.05%	-2.17%	to	0.24%
December 31, 2015	2,971	$11.62091	to	$22.64119	$38,841	0.00%	0.65%	to	3.05%	-3.14%	to	-0.74%
December 31, 2014	3,551	$11.96023	to	$22.90195	$47,309	0.00%	0.65%	to	3.05%	10.45%	to	13.18%
December 31, 2013	3,762	$10.79529	to	$20.31631	$44,915	0.00%	0.65%	to	3.05%	1.16%	to	3.67%
December 31, 2012	3,715	$10.63809	to	$19.67649	$43,049	1.44%	0.65%	to	3.05%	22.93%	to	25.98%

	AST Parametric Emerging Markets Equity Portfolio
December 31, 2016	10,177	$7.59154	to	$14.21965	$88,365	0.00%	0.65%	to	3.05%	8.94%	to	11.63%
December 31, 2015	11,385	$6.94698	to	$12.78938	$89,179	0.00%	0.65%	to	3.05%	-19.27%	to	-17.27%
December 31, 2014	13,467	$8.57855	to	$15.52124	$128,435	0.00%	0.65%	to	3.05%	-7.59%	to	-5.30%
December 31, 2013	14,305	$9.25458	to	$16.45656	$145,298	0.00%	0.65%	to	3.05%	-2.83%	to	-0.43%
December 31, 2012	13,403	$9.45164	to	$16.59416	$137,728	1.11%	0.65%	to	3.05%	14.33%	to	17.16%

	AST Bond Portfolio 2016
December 31, 2016	6	$9.70433	to	$11.12872	$60	0.00%	1.00%	to	3.05%	-2.60%	to	-0.55%
December 31, 2015	3,661	$9.96294	to	$11.18973	$38,050	0.00%	1.00%	to	3.05%	-3.27%	to	-1.23%
December 31, 2014	908	$10.27330	to	$11.15760	$9,633	0.00%	1.00%	to	3.05%	-2.60%	to	-0.54%
December 31, 2013	1,397	$10.49912	to	$11.38997	$15,027	0.00%	1.00%	to	3.05%	-3.72%	to	-1.68%
December 31, 2012	4,458	$10.85405	to	$11.58470	$49,328	0.36%	1.00%	to	3.05%	0.98%	to	3.12%

	AST Bond Portfolio 2020
December 31, 2016	8,855	$10.29637	to	$11.97262	$97,678	0.00%	1.00%	to	3.05%	-1.15%	to	0.94%
December 31, 2015	11,369	$10.39432	to	$11.86134	$125,485	0.00%	1.00%	to	3.05%	-1.57%	to	0.51%
December 31, 2014	12,075	$10.70203	to	$11.80106	$133,908	0.00%	1.00%	to	3.05%	2.92%	to	5.10%
December 31, 2013	19,043	$10.35016	to	$11.22861	$203,082	0.00%	1.00%	to	3.05%	-9.37%	to	-7.45%
December 31, 2012	250	$11.25102	to	$12.13249	$2,912	1.74%	1.00%	to	3.05%	3.07%	to	5.26%

	AST Boston Partners Large-Cap Value Portfolio
December 31, 2016	1,327	$15.75125	to	$18.75085	$23,339	0.00%	0.65%	to	3.05%	10.28%	to	13.01%
December 31, 2015	1,413	$14.28243	to	$16.59267	$22,136	0.00%	0.65%	to	3.05%	-7.67%	to	-5.38%
December 31, 2014	1,881	$15.46894	to	$17.53683	$31,414	0.00%	0.65%	to	3.05%	6.90%	to	9.55%
December 31, 2013	1,854	$14.47015	to	$16.00819	$28,483	0.00%	0.65%	to	3.05%	27.42%	to	30.57%
December 31, 2012	1,483	$11.35602	to	$12.25980	$17,595	0.48%	0.65%	to	3.05%	9.77%	to	12.50%

	AST Jennison Large-Cap Growth Portfolio
December 31, 2016	2,678	$17.39269	to	$20.70363	$52,130	0.00%	0.65%	to	3.05%	-4.46%	to	-2.10%
December 31, 2015	3,589	$18.20501	to	$21.14871	$71,740	0.00%	0.65%	to	3.05%	7.26%	to	9.91%
December 31, 2014	2,432	$16.97273	to	$19.24099	$44,600	0.00%	0.65%	to	3.05%	6.16%	to	8.79%
December 31, 2013	2,184	$15.98715	to	$17.68598	$37,119	0.00%	0.65%	to	3.05%	32.33%	to	35.61%
December 31, 2012	1,968	$12.08098	to	$13.04213	$24,865	0.00%	0.65%	to	3.05%	11.67%	to	14.44%

	AST Bond Portfolio 2017
December 31, 2016	4,748	$10.40263	to	$12.04281	$52,963	0.00%	1.00%	to	3.05%	-1.92%	to	0.15%
December 31, 2015	2,513	$10.60619	to	$12.02471	$28,077	0.00%	1.00%	to	3.05%	-2.89%	to	-0.84%
December 31, 2014	2,368	$10.92179	to	$11.97367	$26,982	0.00%	1.00%	to	3.05%	-1.66%	to	0.42%
December 31, 2013	4,394	$11.10668	to	$12.07586	$50,461	0.00%	1.00%	to	3.05%	-5.05%	to	-3.04%
December 31, 2012	14,408	$11.69682	to	$12.45405	$173,061	0.51%	1.00%	to	3.05%	1.91%	to	4.07%

	AST Bond Portfolio 2021
December 31, 2016	9,109	$12.05982	to	$13.96071	$117,600	0.00%	1.00%	to	3.05%	-1.07%	to	1.01%
December 31, 2015	12,539	$12.19038	to	$13.82063	$161,963	0.00%	1.00%	to	3.05%	-1.32%	to	0.77%
December 31, 2014	11,893	$12.35365	to	$13.71561	$153,972	0.00%	1.00%	to	3.05%	4.40%	to	6.60%
December 31, 2013	1,729	$11.83332	to	$12.73650	$21,180	0.00%	1.25%	to	3.05%	-9.84%	to	-8.16%
December 31, 2012	11,983	$13.12442	to	$13.97410	$161,533	0.71%	1.00%	to	3.05%	3.53%	to	5.73%

	Wells Fargo VT Intrinsic Value Portfolio (expired April 29, 2016)
December 31, 2016	—	$13.28046	to	$30.13320	$—	1.72%	0.65%	to	3.05%	-0.35%	to	0.45%
December 31, 2015	791	$13.30892	to	$29.99696	$14,129	0.86%	0.65%	to	3.05%	-3.56%	to	-1.17%
December 31, 2014	922	$13.74321	to	$30.35229	$16,606	0.77%	0.65%	to	3.05%	6.95%	to	9.59%
December 31, 2013	1,104	$12.79763	to	$27.69524	$18,205	1.04%	0.65%	to	3.05%	26.33%	to	29.46%
December 31, 2012	1,180	$10.08864	to	$21.39358	$15,109	1.33%	0.65%	to	3.05%	15.82%	to	18.69%

A103

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Wells Fargo VT Omega Growth Portfolio (Class 2)
December 31, 2016	108	$18.17129	to	$18.90197	$2,046	0.00%	1.40%	to	2.00%	-1.49%	to	-0.88%
December 31, 2015	120	$18.44549	to	$19.07071	$2,291	0.00%	1.40%	to	2.00%	-0.68%	to	-0.07%
December 31, 2014	142	$18.57238	to	$19.08493	$2,705	0.00%	1.40%	to	2.00%	1.79%	to	2.41%
December 31, 2013	191	$18.24638	to	$18.63577	$3,550	0.13%	1.40%	to	2.00%	37.09%	to	37.92%
December 31, 2012	217	$13.31019	to	$13.51167	$2,925	0.00%	1.40%	to	2.00%	17.98%	to	18.70%

	Wells Fargo VT Small Cap Value Portfolio (expired April 29, 2016)
December 31, 2016	—	$13.12057	to	$13.51245	$—	0.63%	1.40%	to	1.90%	6.82%	to	7.00%
December 31, 2015	62	$12.45462	to	$12.62845	$787	0.56%	1.40%	to	1.65%	-11.82%	to	-11.60%
December 31, 2014	73	$13.96531	to	$14.28555	$1,045	0.63%	1.40%	to	1.90%	2.64%	to	3.17%
December 31, 2013	90	$13.60565	to	$13.84698	$1,240	0.93%	1.40%	to	1.90%	12.85%	to	13.42%
December 31, 2012	97	$12.05687	to	$12.20861	$1,190	1.15%	1.40%	to	1.90%	12.16%	to	12.73%

	Wells Fargo VT Omega Growth Portfolio (Class 1)
December 31, 2016	732	$16.07593	to	$33.65547	$14,728	0.00%	0.65%	to	2.75%	-2.00%	to	0.11%
December 31, 2015	955	$16.17955	to	$33.70191	$19,871	0.00%	0.65%	to	2.75%	-1.17%	to	0.96%
December 31, 2014	1,137	$16.14756	to	$33.46548	$23,913	0.00%	0.65%	to	2.75%	1.23%	to	3.41%
December 31, 2013	1,401	$15.73369	to	$32.44321	$28,919	0.40%	0.65%	to	2.75%	36.36%	to	39.31%
December 31, 2012	1,653	$11.38028	to	$23.34812	$24,608	0.00%	0.65%	to	2.75%	17.43%	to	19.97%

	Wells Fargo VT Small Cap Growth Portfolio (Class 1)
December 31, 2016	599	$16.88875	to	$19.06896	$10,905	0.00%	0.65%	to	2.50%	5.41%	to	7.40%
December 31, 2015	708	$16.02220	to	$17.75472	$12,072	0.00%	0.65%	to	2.50%	-5.07%	to	-3.27%
December 31, 2014	823	$16.68557	to	$18.35443	$14,575	0.00%	0.65%	to	2.75%	-4.38%	to	-2.31%
December 31, 2013	1,039	$17.44975	to	$18.78899	$18,950	0.00%	0.65%	to	2.75%	46.42%	to	49.58%
December 31, 2012	1,068	$11.91770	to	$12.56149	$13,139	0.00%	0.65%	to	2.75%	5.13%	to	7.41%

	Wells Fargo VT International Equity Portfolio (Class 1)
December 31, 2016	711	$10.72024	to	$18.40319	$12,062	3.10%	0.65%	to	2.75%	0.42%	to	2.58%
December 31, 2015	918	$10.67510	to	$18.16735	$15,263	4.28%	0.65%	to	2.75%	-0.52%	to	1.63%
December 31, 2014	936	$10.73069	to	$18.10364	$15,375	2.97%	0.65%	to	2.75%	-7.90%	to	-5.92%
December 31, 2013	1,152	$11.65175	to	$19.48720	$20,288	2.27%	0.65%	to	2.75%	16.64%	to	19.16%
December 31, 2012	1,410	$9.98939	to	$16.56227	$20,976	1.60%	0.65%	to	2.75%	10.55%	to	12.94%

	AST Bond Portfolio 2022
December 31, 2016	8,845	$11.14290	to	$12.63249	$104,786	0.00%	1.00%	to	3.05%	-1.27%	to	0.81%
December 31, 2015	9,448	$11.28653	to	$12.53097	$112,131	0.00%	1.00%	to	3.05%	-1.02%	to	1.08%
December 31, 2014	1,709	$11.40245	to	$12.39765	$20,257	0.00%	1.00%	to	3.05%	7.00%	to	9.27%
December 31, 2013	2,923	$10.65620	to	$11.34626	$32,049	0.00%	1.00%	to	3.05%	-12.50%	to	-10.65%
December 31, 2012	24,062	$12.17835	to	$12.69832	$298,808	0.03%	1.00%	to	3.05%	2.61%	to	4.79%

	AST Quantitative Modeling Portfolio
December 31, 2016	10,238	$12.06855	to	$13.62285	$133,794	0.00%	0.65%	to	2.75%	3.41%	to	5.63%
December 31, 2015	11,026	$11.67109	to	$12.89666	$137,294	0.00%	0.65%	to	2.75%	-2.60%	to	-0.50%
December 31, 2014	8,528	$11.98312	to	$12.96155	$107,310	0.00%	0.65%	to	2.75%	3.57%	to	5.81%
December 31, 2013	5,962	$11.56990	to	$12.24997	$71,399	0.00%	0.65%	to	2.75%	19.03%	to	21.60%
December 31, 2012	1,077	$9.71986	to	$10.07382	$10,665	0.04%	0.65%	to	2.75%	10.04%	to	12.42%

	AST BlackRock Global Strategies Portfolio
December 31, 2016	10,063	$10.49795	to	$12.05951	$114,370	0.00%	0.65%	to	3.05%	3.71%	to	6.27%
December 31, 2015	11,270	$10.12275	to	$11.34851	$121,569	0.00%	0.65%	to	3.05%	-5.96%	to	-3.63%
December 31, 2014	12,641	$10.76426	to	$11.77602	$142,913	0.00%	0.65%	to	3.05%	1.70%	to	4.21%
December 31, 2013	13,016	$10.58473	to	$11.29992	$142,642	0.00%	0.65%	to	3.05%	7.47%	to	10.13%
December 31, 2012	10,251	$9.84874	to	$10.26034	$103,152	0.46%	0.65%	to	3.05%	8.48%	to	11.17%

	Invesco V.I. Diversified Dividend Fund (Series I)
December 31, 2016	1,630	$15.91708	to	$18.28497	$28,586	1.32%	0.65%	to	3.05%	11.32%	to	14.07%
December 31, 2015	1,578	$14.29827	to	$16.02985	$24,413	1.59%	0.65%	to	3.05%	-1.05%	to	1.40%
December 31, 2014	1,754	$14.44944	to	$15.80810	$26,902	1.64%	0.65%	to	3.05%	9.39%	to	12.09%
December 31, 2013	1,866	$13.20940	to	$14.10256	$25,709	2.56%	0.65%	to	3.05%	27.04%	to	30.18%
December 31, 2012	1,555	$10.39765	to	$10.83280	$16,595	2.17%	0.65%	to	3.05%	15.10%	to	17.95%

A104

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)
December 31, 2016	57	$10.49472	to	$10.49472	$597	2.85%	1.00%	to	1.00%	1.68%	to	1.68%
December 31, 2015	61	$10.32125	to	$10.32125	$628	3.01%	1.00%	to	1.00%	0.32%	to	0.32%
December 31, 2014	71	$10.28790	to	$10.28790	$735	1.89%	1.00%	to	1.00%	4.86%	to	4.86%
December 31, 2013	77	$9.81132	to	$9.81132	$755	0.74%	1.00%	to	1.00%	-2.81%	to	-2.81%
December 31, 2012	104	$10.09513	to	$10.09513	$1,051	1.10%	1.00%	to	1.00%	0.67%	to	0.67%

	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
December 31, 2016	257	$16.47321	to	$16.47321	$4,226	0.00%	1.00%	to	1.00%	0.23%	to	0.23%
December 31, 2015	298	$16.43563	to	$16.43563	$4,895	0.00%	1.00%	to	1.00%	8.03%	to	8.03%
December 31, 2014	327	$15.07343	to	$15.21388	$4,975	0.00%	1.00%	to	1.25%	12.75%	to	13.03%
December 31, 2013	372	$13.36900	to	$13.45954	$5,013	0.00%	1.00%	to	1.25%	28.81%	to	29.14%
December 31, 2012	428	$10.37878	to	$10.42277	$4,459	0.00%	1.00%	to	1.25%	18.77%	to	19.07%

	Wells Fargo VT Opportunity Fund (Class 1)
December 31, 2016	134	$18.08317	to	$18.33063	$2,453	2.39%	1.40%	to	1.65%	10.67%	to	10.95%
December 31, 2015	167	$16.33984	to	$16.52151	$2,767	0.40%	1.40%	to	1.65%	-4.45%	to	-4.21%
December 31, 2014	183	$17.10098	to	$17.24717	$3,151	0.30%	1.40%	to	1.65%	8.87%	to	9.15%
December 31, 2013	221	$15.70707	to	$15.80111	$3,497	0.44%	1.40%	to	1.65%	28.83%	to	29.16%
December 31, 2012	257	$12.19196	to	$12.23385	$3,145	0.56%	1.40%	to	1.65%	13.89%	to	14.18%

	Wells Fargo VT Opportunity Fund (Class 2)
December 31, 2016	267	$18.08406	to	$18.08406	$4,837	2.03%	1.40%	to	1.40%	10.66%	to	10.66%
December 31, 2015	292	$16.34168	to	$16.34168	$4,772	0.13%	1.40%	to	1.40%	-4.44%	to	-4.44%
December 31, 2014	361	$17.10117	to	$17.10117	$6,173	0.06%	1.40%	to	1.40%	8.88%	to	8.88%
December 31, 2013	413	$15.61336	to	$15.70674	$6,489	0.20%	1.40%	to	1.65%	28.52%	to	28.85%
December 31, 2012	512	$12.08988	to	$12.19003	$6,241	0.09%	1.40%	to	2.00%	13.21%	to	13.90%

	AST Prudential Core Bond Portfolio
December 31, 2016	7,314	$9.92413	to	$11.26197	$78,400	0.00%	0.65%	to	3.05%	1.04%	to	3.53%
December 31, 2015	5,836	$9.82217	to	$10.87776	$60,873	0.00%	0.65%	to	3.05%	-3.31%	to	-0.92%
December 31, 2014	4,726	$10.15840	to	$10.97842	$50,131	0.00%	0.65%	to	3.05%	2.83%	to	5.37%
December 31, 2013	2,645	$9.87920	to	$10.41874	$26,946	0.00%	0.65%	to	3.05%	-5.29%	to	-2.95%
December 31, 2012	3,099	$10.43128	to	$10.73524	$32,871	0.22%	0.65%	to	3.05%	3.84%	to	6.41%

	AST Bond Portfolio 2023 (available January 3, 2012)
December 31, 2016	4,426	$9.60176	to	$10.66054	$44,764	0.00%	1.00%	to	3.05%	-1.19%	to	0.89%
December 31, 2015	2,739	$9.71746	to	$10.56624	$27,610	0.00%	1.00%	to	3.05%	-0.42%	to	1.68%
December 31, 2014	13,499	$9.75885	to	$10.39161	$135,589	0.00%	1.00%	to	3.05%	9.18%	to	11.49%
December 31, 2013	38,571	$8.93791	to	$9.32044	$351,591	0.00%	1.00%	to	3.05%	-12.94%	to	-11.10%
December 31, 2012	10,249	$10.26629	to	$10.48379	$106,291	0.00%	1.00%	to	3.05%	2.66%	to	4.84%

	AST New Discovery Asset Allocation Portfolio (available April 30, 2012)
December 31, 2016	13,126	$11.63565	to	$13.04467	$163,976	0.00%	0.65%	to	3.05%	1.15%	to	3.64%
December 31, 2015	14,933	$11.50362	to	$12.58598	$181,437	0.00%	0.65%	to	3.05%	-4.25%	to	-1.88%
December 31, 2014	16,748	$12.01464	to	$12.82758	$209,316	0.00%	0.65%	to	3.05%	1.93%	to	4.45%
December 31, 2013	19,341	$11.78687	to	$12.28049	$233,646	0.00%	0.65%	to	3.05%	15.29%	to	18.14%
December 31, 2012	18,367	$10.22384	to	$10.39473	$189,664	1.26%	0.65%	to	3.05%	2.26%	to	3.95%

	AST Western Asset Emerging Markets Debt Portfolio (available August 20, 2012)
December 31, 2016	106	$9.65562	to	$10.13715	$1,048	0.00%	0.65%	to	1.75%	8.67%	to	9.89%
December 31, 2015	94	$8.88492	to	$9.22504	$855	0.00%	0.65%	to	1.75%	-4.78%	to	-3.71%
December 31, 2014	113	$9.33099	to	$9.58076	$1,074	0.00%	0.65%	to	1.75%	-0.42%	to	0.70%
December 31, 2013	88	$9.35071	to	$9.51458	$829	0.00%	0.65%	to	1.90%	-9.88%	to	-8.73%
December 31, 2012	135	$10.38171	to	$10.42474	$1,403	0.00%	0.65%	to	1.75%	3.83%	to	4.25%

	AST MFS Large-Cap Value Portfolio (available August 20, 2012)
December 31, 2016	4,326	$14.96277	to	$16.64891	$69,129	0.00%	0.65%	to	3.05%	9.99%	to	12.71%
December 31, 2015	3,100	$13.74561	to	$14.77167	$44,286	0.00%	0.65%	to	2.75%	-3.45%	to	-1.37%
December 31, 2014	1,634	$14.23729	to	$14.97664	$23,910	0.00%	0.65%	to	2.75%	7.19%	to	9.50%
December 31, 2013	1,340	$13.28266	to	$13.67722	$18,078	0.00%	0.65%	to	2.75%	30.81%	to	33.63%
December 31, 2012	85	$10.16395	to	$10.23520	$867	0.00%	0.65%	to	2.50%	1.66%	to	2.36%

A105

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Invesco V.I. Mid Cap Growth Fund (Series I) (available April 27, 2012)
December 31, 2016	847	$12.89801	to	$14.46110	$11,827	0.00%	0.65%	to	3.05%	-2.31%	to	0.10%
December 31, 2015	1,005	$13.20293	to	$14.44624	$14,114	0.00%	0.65%	to	3.05%	-1.88%	to	0.55%
December 31, 2014	1,055	$13.45608	to	$14.36743	$14,848	0.00%	0.65%	to	3.05%	4.74%	to	7.33%
December 31, 2013	1,531	$12.84698	to	$13.38563	$20,223	0.38%	0.65%	to	3.05%	32.84%	to	36.12%
December 31, 2012	1,265	$9.67111	to	$9.83336	$12,370	0.00%	0.65%	to	3.05%	-3.77%	to	-2.16%

	AST Bond Portfolio 2024 (available January 2, 2013)
December 31, 2016	527	$9.45386	to	$10.27881	$5,203	0.00%	1.00%	to	3.05%	-1.19%	to	0.89%
December 31, 2015	875	$9.56811	to	$10.18824	$8,626	0.00%	1.00%	to	3.05%	-0.30%	to	1.81%
December 31, 2014	14,539	$9.59655	to	$10.00685	$142,402	0.00%	1.00%	to	3.05%	11.10%	to	13.45%
December 31, 2013	21,445	$8.63809	to	$8.82085	$187,158	0.00%	1.00%	to	3.05%	-13.62%	to	-11.79%

	AST AQR Emerging Markets Equity Portfolio (available February 25, 2013)
December 31, 2016	215	$8.87524	to	$9.26433	$1,944	0.00%	0.65%	to	1.75%	11.39%	to	12.63%
December 31, 2015	198	$7.93315	to	$8.22532	$1,596	0.00%	0.65%	to	1.90%	-17.13%	to	-16.07%
December 31, 2014	220	$9.57322	to	$9.80073	$2,138	0.00%	0.65%	to	1.90%	-4.97%	to	-3.76%
December 31, 2013	122	$10.07351	to	$10.18312	$1,236	0.00%	0.65%	to	1.90%	0.75%	to	1.84%

	AST ClearBridge Dividend Growth Portfolio (available February 25, 2013)
December 31, 2016	4,095	$13.21562	to	$14.52061	$57,381	0.00%	0.65%	to	3.05%	11.40%	to	14.15%
December 31, 2015	2,033	$11.86328	to	$12.72095	$25,201	0.00%	0.65%	to	3.05%	-6.51%	to	-4.20%
December 31, 2014	2,139	$12.68979	to	$13.27839	$27,908	0.00%	0.65%	to	3.05%	10.14%	to	12.87%
December 31, 2013	639	$11.55149	to	$11.76419	$7,448	0.00%	0.65%	to	2.75%	15.54%	to	17.65%

	AST QMA Emerging Markets Equity Portfolio (available February 25, 2013)
December 31, 2016	80	$8.04374	to	$8.39628	$652	0.00%	0.65%	to	1.75%	7.09%	to	8.28%
December 31, 2015	35	$7.51144	to	$7.75424	$267	0.00%	0.65%	to	1.75%	-18.30%	to	-17.38%
December 31, 2014	28	$9.19385	to	$9.38581	$257	0.00%	0.65%	to	1.75%	-4.17%	to	-3.10%
December 31, 2013	27	$9.57313	to	$9.68591	$260	0.00%	0.65%	to	2.00%	-4.25%	to	-3.14%

	Columbia Variable Portfolio Government Money Market Fund (Class 1) (available April 26, 2013)
December 31, 2016	94	$9.55052	to	$9.64034	$904	0.01%	1.00%	to	1.25%	-1.24%	to	-0.98%
December 31, 2015	103	$9.67060	to	$9.73580	$1,006	0.01%	1.00%	to	1.25%	-1.23%	to	-1.00%
December 31, 2014	106	$9.79147	to	$9.83380	$1,047	0.01%	1.00%	to	1.25%	-1.25%	to	-0.99%
December 31, 2013	131	$9.93230	to	$9.93230	$1,296	0.01%	1.00%	to	1.00%	-0.67%	to	-0.67%

	Columbia Variable Portfolio - Income Opportunities (Class 1) (available April 26, 2013)
December 31, 2016	15	$11.19473	to	$11.19473	$169	11.11%	1.00%	to	1.00%	9.82%	to	9.82%
December 31, 2015	17	$10.19331	to	$10.19331	$170	9.00%	1.00%	to	1.00%	-1.99%	to	-1.99%
December 31, 2014	17	$10.39993	to	$10.39993	$172	0.00%	1.00%	to	1.00%	2.98%	to	2.98%
December 31, 2013	17	$10.09916	to	$10.09916	$172	6.44%	1.00%	to	1.00%	0.78%	to	0.78%

	AST BlackRock iShares ETF Portfolio (available April 29, 2013)
December 31, 2016	3,852	$10.46669	to	$11.45207	$42,471	0.00%	0.65%	to	3.05%	3.11%	to	5.66%
December 31, 2015	3,457	$10.15079	to	$10.83889	$36,367	0.00%	0.65%	to	3.05%	-2.79%	to	-0.38%
December 31, 2014	2,710	$10.44168	to	$10.88010	$28,888	0.00%	0.65%	to	3.05%	0.42%	to	2.91%
December 31, 2013	1,937	$10.39803	to	$10.57289	$20,314	0.00%	0.65%	to	3.05%	4.01%	to	5.73%

	AST Defensive Asset Allocation Portfolio (available April 29, 2013)
December 31, 2016	9,812	$9.60115	to	$10.50505	$99,044	0.00%	0.65%	to	3.05%	1.39%	to	3.89%
December 31, 2015	9,157	$9.46967	to	$10.11174	$89,663	0.00%	0.65%	to	3.05%	-3.14%	to	-0.75%
December 31, 2014	5,705	$9.81094	to	$10.18769	$56,984	0.00%	0.65%	to	2.85%	2.11%	to	4.42%
December 31, 2013	4,299	$9.61528	to	$9.75653	$41,599	0.00%	0.65%	to	2.75%	-3.83%	to	-2.43%

	AST AQR Large-Cap Portfolio (available April 29, 2013)
December 31, 2016	347	$13.66614	to	$14.64438	$4,934	0.00%	0.65%	to	2.50%	7.94%	to	9.98%
December 31, 2015	245	$12.66052	to	$13.31510	$3,180	0.00%	0.65%	to	2.50%	-0.82%	to	1.07%
December 31, 2014	241	$12.77579	to	$13.17469	$3,123	0.00%	0.65%	to	2.45%	10.40%	to	12.43%
December 31, 2013	112	$11.58881	to	$11.71778	$1,301	0.00%	0.65%	to	2.25%	15.91%	to	17.18%

A106

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST QMA Large-Cap Portfolio (available April 29, 2013)
December 31, 2016	221	$13.87907	to	$14.95673	$3,198	0.00%	0.65%	to	2.65%	7.93%	to	10.14%
December 31, 2015	154	$12.93078	to	$13.58030	$2,033	0.00%	0.65%	to	2.45%	-0.94%	to	0.88%
December 31, 2014	172	$13.05407	to	$13.46149	$2,270	0.00%	0.65%	to	2.45%	12.42%	to	14.49%
December 31, 2013	11	$11.62827	to	$11.75760	$132	0.00%	0.65%	to	2.25%	16.30%	to	17.58%

	AST Bond Portfolio 2025 (available January 2, 2014)
December 31, 2016	1,855	$10.96374	to	$11.67304	$20,960	0.00%	1.00%	to	3.05%	-0.65%	to	1.45%
December 31, 2015	29,129	$11.03498	to	$11.50639	$328,079	0.00%	1.00%	to	3.05%	-1.11%	to	0.98%
December 31, 2014	6,463	$11.15903	to	$11.39492	$72,875	0.00%	1.00%	to	3.05%	11.59%	to	13.95%

	AST Bond Portfolio 2026 (available January 2, 2015)
December 31, 2016	19,521	$9.71032	to	$10.12464	$193,616	0.00%	1.00%	to	3.05%	-1.03%	to	1.06%
December 31, 2015	8,601	$9.81132	to	$10.01876	$85,262	0.00%	1.00%	to	3.05%	-1.89%	to	0.19%

	AST Bond Portfolio 2027 (available January 4, 2016)
December 31, 2016	24,776	$9.75403	to	$9.95964	$244,297	0.00%	1.00%	to	3.05%	-2.46%	to	-0.40%

	NVIT Emerging Markets Fund (Class D) (available August 5, 2016)
December 31, 2016	3,218	$9.67324	to	$9.76934	$31,343	0.82%	0.65%	to	3.05%	-4.47%	to	-3.53%
__________

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized Contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total return for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total return for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2016 or from the effective date of the subaccount through the end of the reporting period.

Charges and Expenses
The following represents the various charges and expenses of the Account which are paid to Prudential Annuities.
Each Contract funded through the Account is subject to specific fees and charges, some of which are deducted as an asset-based charge by the Account, while others are deducted either annually or at the time that certain transactions are made.
Insurance Charge-The insurance charge is the combination of the mortality and expense risk charge and the administrative charge. The insurance charge is expressed as an annual charge; however the daily equivalent is deducted on a daily basis from the net assets of each subaccount.

A107

Note 7:	Financial Highlights (Continued)

The following insurance charge levels apply to each annuity Contract, as listed.

Insurance Charge	Annuity Product Name
0.65%	Choice, Choice 2000, ASAP III, XTra Credit SIX, Stagecoach ASAP III, Stagecoach Xtra Credit SIX, Optimum, Optimum Plus
1.00%	AS Impact, Defined Investments Annuity, Galaxy III
1.15%	AS Cornerstone
1.25%	ASAIA, ASVIA
1.40%
PSA, ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex, ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester XTra Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector, Stagecoach Variable Annuity, Stagecoach VA+, Emerald Choice, Imperium

1.65%	Apex II, ASL II, ASL II Premier, Stagecoach, APEX II, Optimum Four
1.75%	Optimum XTra, Xtra Credit EIGHT
2.25%	ASAIA w/ Guarantee

Distribution Charge-The distribution charge is deducted by the Account on certain Contracts. The distribution charge is intended to compensate Prudential Annuities for a portion of the acquisition expenses under the annuity, including promotion and distribution of the annuity. The distribution charge is expressed as an annual charge; however the daily equivalent is deducted on a daily basis from the net assets of each subaccount. The charge is deducted for the number of years indicated below and then no longer applies.

Charge	Annuity Product Name	Name Period Deducted
0.60%	ASAP III, Stagecoach ASAP III, Optimum Annuity	Years 1-8 only
1.00%	XTra Credit SIX, Stagecoach XTra Credit SIX, Optimum Plus Annuity	Years 1-10 only

Annual Maintenance Fee-An annual maintenance fee of up to $35 is deducted at the end of each annuity year and upon surrender of the annuity. The annual maintenance fee on certain Contracts may be less than $35, may be zero or, under certain circumstances, may be waived based on the account value of the annuity on the anniversary date when the charge is deducted.
Transfer Fees-Transfer fees are charged at a rate of $10 for each transfer after the 20th in each annuity year, as set forth in the respective prospectuses.
Contingent Deferred Sales Charges-Contingent deferred sales charges from 0% to 9% may apply to certain withdrawals from the annuities and upon surrender of the annuity. When applicable, contingent deferred sales charges will apply for a maximum number of years depending on the type of Contract. The maximum number of years may be based on the number of years since each purchase payment is applied or from the issue date of the annuity. Certain annuities do not deduct a contingent deferred sales charge upon surrender or withdrawal. Please refer to the prospectus for the Contract for a complete description of the contingent deferred sales charge, as well as for any exceptions to the provision that may apply to certain withdrawals during each annuity year.
Premium Taxes-Some states and municipalities impose premium taxes, which currently range up to 3.5% on variable immediate annuity contracts.
Optional Benefit Charges-Prior to November 18, 2002, Prudential Annuities offered certain optional benefits as riders to the various Contracts where the annual charge to purchase the rider was deducted from the annuity on an annual basis in arrears. Charges on these benefits will continue to be deducted in the same manner. Effective as of November 18, 2002, Prudential Annuities offers riders for optional benefits whose annual charge is deducted on a daily basis from the net assets of each subaccount. The daily charge for the optional benefits is deducted in the same manner as the insurance charge and the distribution charge (if applicable).
Currently, Prudential Annuities offers two optional benefits for new election on existing Contracts: Guaranteed Return Option PlusSM II (“GRO Plus II”), Highest Daily Guaranteed Return Option II (“HD GRO II”). Currently, the charges for GRO Plus I and HD GRO II is 0.6% per year.

A108

Note 7:	Financial Highlights (Continued)

The Contracts also include optional benefits that are no longer available for new sales, as follows:
Guaranteed Return Option PlusSM (“GRO Plus”), Guaranteed Return Option 2008 (“GRO Plus 2008”), Highest Daily Guaranteed Return Option (“HD GRO”) Guaranteed Minimum Withdrawal Benefit (“GMWB”), Guaranteed Minimum Income Benefit (“GMIB”), Lifetime Five Income Benefit (“LT5”), Enhanced Beneficiary Protection Death Benefit (“EBP”), Highest Daily Value Death Benefit (“HDV”), Highest Daily Lifetime Seven (“HD7”), Highest Daily Lifetime Seven with Beneficiary Income Option (“HD7 with BIO”), Highest Daily Lifetime Seven with Lifetime Income Accelerator (“HD7 with LIA”), Spousal Highest Daily Lifetime.
Seven (“SHD7”), Spousal Highest Daily Lifetime Seven with Beneficiary Income Option (“SHD7 with BIO”), Highest Daily Lifetime Seven Plus (“HD7 Plus”), Highest Daily Lifetime Seven Plus with Beneficiary Income Option (“HD7 Plus with BIO”), Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator (“HD7 Plus with LIA”), Spousal Highest Daily Lifetime Seven Plus (“SHD7 Plus”), and Spousal Highest Daily Lifetime Seven Plus with Beneficiary Income Option (“SHD7 Plus with BIO”), Highest Daily Lifetime Six Plus (“HD6 Plus”), Spousal Highest Daily Lifetime Six Plus (“SHD6 Plus”), Highest Daily Lifetime Six Plus with Lifetime Income Accelerator (“HD6 Plus with LIA”), Highest Anniversary Value Death Benefit (“HAV”), Combination 5% Roll-Up and HAV Death Benefit (“Combo 5%”), and optional death benefits were only available for election at time of Contract issue.
The charge for GRO Plus and EBP is 0.25% per year, respectively, the charge for GMWB is 0.35% per year, and the charge for HDV is 0.5% per year, the charge for LT5 is 0.60% per year and the charge for GMIB is 0.50% per year of the protected income value. The charge for GRO Plus 2008 and HD GRO if purchased prior to 5/1/2009 is 0.35% and if purchased 5/1/2009 or later, is 0.6%. The charge for HD7, HD7 with BIO, HD7 with LIA, SHD7 and SHD7 with BIO is a percentage of the protected withdrawal value that is deducted pro rata from the subaccounts on a quarterly basis. The charge for HD7 Plus, HD7 Plus with BIO, HD7 Plus with LIA, SHD7 Plus and SHD7 Plus with BIO, HD6 Plus, SHD6 Plus, and HD6 Plus with LIA is assessed against the greater of the account value or the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis. The charge for HAV is 0.4% per year, and Combo 5% is 0.8% per year. Certain Contracts may not be eligible to elect all or any optional benefits.

Accumulation Unit Values
Accumulation Unit Values (or “AUVs”) are calculated for each subaccount on each valuation day. Each subaccount may have several different AUVs based on each combination of the insurance charge, distribution charge and each available optional benefit.

Asset-Based Charge Level	Description of When Applicable
0.65%	Choice, Choice 2000 – No Optional Benefits
This asset-based charge level was formerly applicable to annuity contracts funded through the Account (Class 2 subaccounts)
0.90%	Choice, Choice 2000 – One 0.25% Optional Benefit
1.00%	AS Impact, Defined Investments Annuity, Galaxy III – No Optional Benefits
Choice 2000 with GMWB, Choice 2000 with HD GRO
Choice 2000 with GRO Plus 2008
This asset-based charge level was formerly applicable to annuity contracts funded through the Account (Class 3 subaccounts)
1.05%	Choice 2000 with HAV
1.15%	Choice with HAV
Choice 2000 – One 0.50% Optional Benefit; or Two 0.25% Optional Benefits
AS Cornerstone – No Optional Benefits
1.25%	ASAP III, Stagecoach ASAP III, Optimum – No Optional Benefits
AS Impact, Defined Investments Annuity, Galaxy III – One 0.25% Optional Benefit
Choice 2000 – with LT5; or with GMWB and either HAV or EBP
ASAIA, ASVIA, Choice 2000 with HD GRO and HAV
Choice 2000 with GRO Plus 2008 and HAV
Choice 2000 with HD GRO

A109

Note 7:	Financial Highlights (Continued)

Asset-Based Charge Level	Description of When Applicable
Choice 2000 with GRO Plus 2008
Choice 2000 with HD5
Choice 2000 with EBP and HD GRO
Choice 2000 with EBP and GRO Plus 2008
This asset-based charge level was formerly applicable to annuity contracts funded through the Account (Class 7 subaccounts)
1.40%	PSA, ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach
Apex, ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit,
Harvester XTra Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier
AS Protector, Stagecoach Variable Annuity, Stagecoach VA+ – No Optional Benefits
Choice – Three 0.25% Optional Benefits Choice 2000 – with Combo 5% and GRO Plus;
or with Three 0.25% Optional Benefits AS Cornerstone with EBP II or HAV
This asset-based charge level was formerly applicable to annuity contracts funded through the Account (Class 1 subaccounts)
1.45%	Choice 2000 with GMDB Annual Step Up or 5% Roll Up with HAV
1.50%	ASAP III, Stagecoach ASAP III, Optimum – One 0.25% Optional Benefit
AS Impact, Defined Investments Annuity – Two 0.25% Optional Benefits
Choice 2000 – with GMWB, HAV, and EBP; or with GMWB and either Combo 5% or HDV; or
with LT5 and either HAV or EBP
AS Cornerstone with HD GRO
AS Cornerstone with GRO Plus 2008
AS Cornerstone with GMWB
Choice 2000 with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
Choice 2000 with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
Choice 2000 with HAV, EBP and HD GRO
Choice 2000 with HD GRO and HAV
Choice 2000 with GRO Plus 2008 and HAV
1.55%	AS Cornerstone with HAV
1.60%	ASAP III, Stagecoach ASAP III, Optimum – with GMWB, ASAP III with HD GRO
ASAP III with GRO Plus 2008
Optimum with HD GRO
Optimum with GRO Plus 2008
1.65%	Apex II, ASL II, ASL II Premier, Stagecoach Apex II, Optimum Four, XTra Credit SIX
Stagecoach XTra Credit SIX, Optimum Plus – No Optional Benefits
ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex
ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester
XTra Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector
Stagecoach Variable Annuity, Stagecoach VA+ – One 0.25% Optional Benefit
ASAP III with HAV
Optimum with HAV
Choice 2000 with HD GRO and HAV
Choice 2000 with GRO Plus 2008 and HAV
AS Cornerstone with HDV
AS Cornerstone with GMDB Annual Step Up or 5% Roll Up
AS Cornerstone with EBP II and HAV
This asset-based charge level was formerly applicable to annuity contracts funded through the Account (Class 9 subaccounts)
1.75%	XTra Credit EIGHT and Optimum XTra – No Optional Benefits
ASAP III, Stagecoach ASAP III, Optimum – One 0.50% Optional Benefit; or Two 0.25%
Optional Benefits
Defined Investments Annuity – Three 0.25% Optional Benefits
Choice 2000 – with LT5, HAV and EBP; or with GMWB, HDV and EBP; or with LT5 and either

A110

Note 7:	Financial Highlights (Continued)

Asset-Based Charge Level	Description of When Applicable
Combo 5% or HDV
AS Cornerstone with LT5 or HD5
AS Cornerstone with HD GRO and EBP II
AS Cornerstone with GRO Plus 2008 and EBP II
AS Cornerstone with GMWB and EBP II
AS Cornerstone with GMWB and HAV
AS Cornerstone with HD GRO
AS Cornerstone with GRO Plus 2008
Choice 2000 with HD GRO and GMDB Annual Step Up or 5% Roll Up
Choice 2000 with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
Choice 2000 with HD GRO and EBP and HAV
Choice 2000 with GRO Plus 2008 and EBP and HAV
1.85%	ASAP III, Stagecoach ASAP III, Optimum – with LT5; or with GMWB and either HAV or EBP
ASAP III with HD GRO and HAV, ASAP III with GRO Plus 2008 and HAV
ASAP III with HD GRO
ASAP III with GRO Plus 2008
ASAP III with EBP and HD GRO or GRO Plus 2008
ASAP III with HD5
Optimum with HD GRO and HAV
Optimum with GRO Plus 2008 and HAV
Optimum with HD GRO
Optimum with GRO Plus 2008
Optimum with EBP and HD GRO or GRO Plus 2008
Optimum with HD5
1.90%	ASL II, ASL II Premier, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX
Stagecoach XTra Credit SIX, Optimum Plus – One 0.25% Optional Benefit
ASAP II, Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra Credit, Stagecoach Extra Credit
XTra Credit FOUR, Stagecoach VA+, Stagecoach Variable Annuity – Two 0.25% Optional Benefits
AS Cornerstone with SLT5
1.95%	AS Cornerstone with GMDB Annual Step Up or 5% Roll Up with HAV
2.00%	ASAP III, Stagecoach ASAP III, Optimum – with Combo 5% and GRO Plus; or with Three 0.25%
Optional Benefits
ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX
Optimum Plus – with GMWB
Choice 2000 – with LT5, HDV and EBP
ASL II with HD GRO, ASL II with GRO Plus 2008, XTra Credit SIX with HD GRO
XTra Credit SIX with GRO Plus 2008, Apex II with HD GRO, Apex II with GRO Plus 2008
Optimum Four with HD GRO
Optimum Four with GRO Plus 2008
Optimum Plus with HD GRO
Optimum Plus with GRO Plus 2008
XTra Credit EIGHT with EBP II or HAV
Optimum XTra with EBP II or HAV
AS Cornerstone with GMWB and HDV
AS Cornerstone with GMWB and GMDB Annual Step Up or 5% Roll Up
AS Cornerstone with HD GRO and GMDB Annual Step Up or 5% Roll Up
AS Cornerstone with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
AS Cornerstone with LT5 and EBP II
AS Cornerstone with HD5 and EBP II
AS Cornerstone with HD GRO and EBP and HAV
AS Cornerstone with HD GRO and HAV
AS Cornerstone with GRO Plus 2008 and HAV

A111

Note 7:	Financial Highlights (Continued)

Asset-Based Charge Level	Description of When Applicable
2.05%	ASL II with HAV
Apex II with HAV
XTra Credit SIX with HAV
Optimum Four with HAV
Optimum Plus with HAV
ASAP III with GMDB Annual Step Up or 5% Roll Up with HAV
Optimum with GMDB Annual Step Up or 5% Roll Up with HAV
Choice 2000 with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
Choice 2000 with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
2.10%	ASAP III, Stagecoach ASAP III, Optimum – with GMWB, HAV and EBP; or with GMWB and either
Combo 5% or HDV; or with LT5 and either HAV or EBP
ASAP III with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
ASAP III with HD GRO and HAV and EBP
ASAP III with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
Optimum with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
Optimum with HD GRO and HAV and EBP
Optimum with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
XTra Credit EIGHT with HD GRO, XTra Credit EIGHT with GRO Plus 2008
XTra Credit EIGHT with GMWB
Optimum XTra with HD GRO
Optimum XTra with GRO Plus 2008
Optimum XTra with GMWB
ASAP III with HD GRO and HAV
ASAP III with GRO Plus 2008 and HAV
Optimum with HD GRO and HAV
Optimum with GRO Plus 2008 and HAV
2.15%	ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
Optimum Plus – One 0.50% Optional Benefit; or Two 0.25% Optional Benefits
ASAP II, Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra Credit, Stagecoach Extra Credit
XTra Credit FOUR, Stagecoach VA+, Stagecoach Variable Annuity – Three 0.25% Optional
Benefits
AS Cornerstone with HD GRO and HAV
AS Cornerstone with GRO Plus 2008 and HAV
2.25%	ASAP II - with HAV, EBP and GMWB
ASL II, ASL II Premier, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra
Credit SIX, Optimum Plus - with LT5; or with GMWB and either HAV or EBP
ASAIA w/ Guarantee
ASL II with HD GRO and HAV, ASL II with GRO Plus 2008 and HAV, XTra Credit SIX with HD GRO and HAV
XTra Credit SIX with GRO Plus 2008 and HAV, Apex II with HD GRO and HAV, Apex II with GRO Plus
2008 and HAV
AS Cornerstone with HD GRO and EBP and HAV
AS Cornerstone with GRO Plus 2008 and EBP and HAV
AS Cornerstone with HD GRO and GMDB Annual Step Up or 5% Roll Up
AS Cornerstone with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up ASAP
III with HD GRO and HAV
ASAP III with GRO Plus 2008 and HAV
Optimum with HD GRO and HAV
Optimum with GRO Plus 2008 and HAV ASL II with HD
GRO
ASL II with GRO Plus 2008
XTra Credit SIX with HD GRO

A112

Note 7:	Financial Highlights (Continued)

Asset-Based Charge Level	Description of When Applicable
XTra Credit SIX with GRO Plus 2008
Optimum Four with HD GRO
Optimum Four with GRO Plus 2008
Optimum Plus with HD GRO
Optimum Plus with GRO Plus 2008 Apex II with HD GRO
Apex II with GRO Plus 2008
Apex II with EBP and HD GRO or GRO Plus 2008
ASL II with EBP and HD GRO or GRO Plus 2008
XTra Credit SIX with EBP and HD GRO or GRO Plus 2008
Optimum Four with EBP and HD GRO or GRO Plus 2008
Optimum Plus with EBP and HD GRO or GRO Plus 2008
XTra Credit EIGHT with HDV
XTra Credit EIGHT with GMDB Annual Step Up or 5% Roll Up with HAV
XTra Credit EIGHT with EBP II and HAV
*This asset-based charge level was formerly applicable to annuity contracts funded through the
Account (Class 8 subaccounts)
Optimum XTra with HDV
Optimum XTra with GMDB Annual Step Up or 5% Roll Up with HAV
Optimum XTra with EBP II and HAV
AS Cornerstone with LT5 and GMDB Annual Step Up or 5% Roll Up
AS Cornerstone with HD 5 and GMDB Annual Step Up or 5% Roll Up
AS Cornerstone with LT5 and HDV
AS Cornerstone with HD5 and HDV
AS Cornerstone with LT5 and EBP II and HAV
AS Cornerstone with HD5 and EBP II and HAV
2.35%	ASAP III, Stagecoach ASAP III, Optimum – with GMWB, HDV and EBP; or with LT5, HAV and
EBP; or with LT5 and either Combo 5% or HDV
XTra Credit EIGHT with HD GRO and HAV, XTra Credit EIGHT with GRO Plus 2008 and HAV
ASAP III with HD GRO and GMDB Annual Step Up or 5% Roll Up
ASAP III with HD GRO and EBP and HAV
ASAP III with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
ASAP III with GRO Plus 2008 and EBP and HAV
Optimum with HD GRO and GMDB Annual Step Up or 5% Roll Up
Optimum with HD GRO and EBP and HAV
Optimum with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
Optimum with GRO Plus 2008 and EBP and HAV
XTra Credit EIGHT with HD GRO
XTra Credit EIGHT with GRO Plus 2008
XTra Credit EIGHT with LT5 or HD5
XTra Credit EIGHT with HD GRO and EBP II
XTra Credit EIGHT with GRO PLUS 2008 and EBP II
XTra Credit EIGHT with GMWB and EBP II
Optimum XTra with HD GRO and HAV
Optimum XTra with GRO Plus 2008 and HAV
Optimum XTra with HD GRO
Optimum XTra with GRO Plus 2008
Optimum XTra with LT5 or HD5
Optimum XTra with HD GRO and EBP II
Optimum XTra with GRO PLUS 2008 and EBP II
Optimum XTra with GMWB and EBP II
2.40%	ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
Optimum Plus – with Combo 5% and GRO Plus; or with Three 0.25% Optional Benefits.

A113

Note 7:	Financial Highlights (Continued)

Asset-Based Charge Level	Description of When Applicable
Apex II with HDV and GRO Plus
Apex II with HD GRO with DB
ASL II with HDV and GRO Plus
ASL II with HD GRO with DB
XTra Credit SIX with HDV and GRO Plus
XTra Credit SIX with HD GRO with DB
Optimum Four with HDV and GRO Plus
Optimum Four with HD GRO with DB
Optimum Plus with HDV and GRO Plus
Optimum Plus with HD GRO with DB
2.45%	ASL II with GMDB Annual Step Up or 5% Roll Up with HAV
Apex II with GMDB Annual Step Up or 5% Roll Up with HAV
XTra Credit SIX with GMDB Annual Step Up or 5% Roll Up with HAV
Optimum Four with GMDB Annual Step Up or 5% Roll Up with HAV
Optimum Plus with GMDB Annual Step Up or 5% Roll Up with HAV
2.50%	ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
Optimum Plus – with GMWB, HAV and EBP; or with GMWB and either Combo 5% or HDV; or
with LT5 and either HAV or EBP, ASL II with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
ASL II with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
ASL II with HD GRO and EBP and HAV
ASL II with GRO Plus 2008 and EBP and HAV
XTra Credit SIX with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
XTra Credit SIX with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
Optimum Four with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
Optimum Four with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
Optimum Plus with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
Optimum Plus with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
XTra Credit SIX with HD GRO and EBP and HAV
XTra Credit SIX with GRO Plus 2008 and EBP and HAV
Optimum Four with HD GRO and EBP and HAV
Optimum Four with GRO Plus 2008 and EBP and HAV
Optimum Plus with HD GRO and EBP and HAV
Optimum Plus with GRO Plus 2008 and EBP and HAV
Apex II with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
Apex II with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
Apex II with HD GRO and EBP and HAV
Apex II with GRO Plus 2008 and EBP and HAV
AS Cornerstone with HD GRO and EBP and GMDB Annual Step Up or 5% Roll Up
AS Cornerstone with GRO Plus 2008 and EBP and GMDB Annual Step Up or 5% Roll Up
ASL II with HD GRO and HAV
ASL II with GRO Plus 2008 and HAV
XTra Credit SIX with HD GRO and HAV
XTra Credit SIX with GRO Plus 2008 and HAV
Optimum Four with HD GRO and HAV
Optimum Four with GRO Plus 2008 and HAV
Optimum Plus with HD GRO and HAV
Optimum Plus with GRO Plus 2008 and HAV
Apex II with HD GRO and HAV
Apex II with GRO Plus 2008 and HAV
XTra Credit EIGHT with SLT5
Optimum Xtra with SLT5

A114

Note 7:	Financial Highlights (Continued)

Asset-Based Charge Level	Description of When Applicable
2.55%	AS Cornerstone with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
AS Cornerstone with and GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
2.60%	ASAP III, Stagecoach ASAP III, Optimum – with LT5, HDV and EBP
XTra Credit EIGHT with GMWB and HDV
XTra Credit EIGHT with LT5 and EBP II
XTra Credit EIGHT with LT5 and HAV
XTra Credit EIGHT with HDLT5 and EBP II
XTra Credit EIGHT with HDLT5 and HAV
XTra Credit EIGHT with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
XTra Credit EIGHT with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
XTra Credit EIGHT with HD GRO and EBP and HAV
XTra Credit EIGHT with GRO Plus 2008 and EBP and HAV
XTra Credit EIGHT with HD GRO and HAV
XTra Credit EIGHT with GRO Plus 2008 and HAV
XTra Credit EIGHT with EBP II and HAV
Optimum XTra with GMWB and HDV
Optimum XTra with LT5 and EBP II
Optimum XTra with LT5 and HAV
Optimum XTra with HDLT5 and EBP II
Optimum XTra with HDLT5 and HAV
Optimum XTra with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
Optimum XTra with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
Optimum XTra with HD GRO and EBP and HAV
Optimum XTra with GRO Plus 2008 and EBP and HAV
Optimum XTra with HD GRO and HAV
Optimum XTra with GRO Plus 2008 and HAV
Optimum XTra with EBP II and HAV
2.65%	AS Apex II, Advanced Series LifeVest II, Stagecoach APEX II, Stagecoach Xtra Credit Six
AS Xtra Credit Six
ASL II with HD GRO and HAV
ASL II with GRO Plus 2008 and HAV
XTra Credit SIX with HD GRO and HAV
XTra Credit SIX with GRO Plus 2008 and HAV
Apex II with HD GRO and HAV
Apex II with GRO Plus 2008 and HAV
Optimum Four with HD GRO and HAV
Optimum Four with GRO Plus 2008 and HAV
Optimum Plus with HD GRO and HAV
Optimum Plus with GRO Plus 2008 and HAV
ASAP III with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
ASAP III with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
Optimum with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
Optimum with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
2.75%	ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
Optimum Plus – with GMWB, HDV and EBP; or with LT5, HAV and EBP; or with LT5 and either
Combo 5% or HDV.
ASL II with HD GRO and GMDB Annual Step Up or 5% Roll Up
ASL II with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
ASL II with HD GRO and EBP and HAV
ASL II with GRO Plus 2008 and EBP and HAV
XTra Credit SIX with HD GRO and GMDB Annual Step Up or 5% Roll Up
XTra Credit SIX with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up

A115

Note 7:	Financial Highlights (Continued)

Asset-Based Charge Level	Description of When Applicable
XTra Credit SIX with HD GRO and EBP and HAV
XTra Credit SIX with GRO Plus 2008 and EBP and HAV
Optimum Four with HD GRO and GMDB Annual Step Up or 5% Roll Up
Optimum Four with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
Optimum Four with HD GRO and EBP and HAV
Optimum Four with GRO Plus 2008 and EBP and HAV
Optimum Plus with HD GRO and GMDB Annual Step Up or 5% Roll Up
Optimum Plus with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
Optimum Plus with HD GRO and EBP and HAV
Optimum Plus with GRO Plus 2008 and EBP and HAV
Apex II with HD GRO and GMDB Annual Step Up or 5% Roll Up
Apex II with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
Apex II with HD GRO and EBP and HAV
Apex II with GRO Plus 2008 and EBP and HAV
2.85%	XTra Credit EIGHT with LT5 and HDV
XTra Credit EIGHT with LT5 and GMDB Annual Step Up or 5% Roll Up with HAV
XTra Credit EIGHT with HDLT5 and GMDB Annual Step Up or 5% Roll Up with HAV
XTra Credit EIGHT with HD GRO and GMDB Annual Step Up or 5% Roll Up
XTra Credit EIGHT with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
XTra Credit EIGHT with HD GRO and EBP and HAV
XTra Credit EIGHT with GRO Plus 2008 and EBP and HAV
Optimum XTra with LT5 and HDV
Optimum XTra with LT5 and GMDB Annual Step Up or 5% Roll Up with HAV
Optimum XTra with HDLT5 and GMDB Annual Step Up or 5% Roll Up with HAV
Optimum XTra with HD GRO and GMDB Annual Step Up or 5% Roll Up
Optimum XTra with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
Optimum XTra with HD GRO and EBP and HAV
Optimum XTra with GRO Plus 2008 and EBP and HAV
3.00%	ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
Optimum Plus – with LT5, HDV and EBP.
3.05%	ASL II with GMDB Annual Step Up or 5% Roll Up and HD GRO
ASL II with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
Apex II with GMDB Annual Step Up or 5% Roll Up and HD GRO
Apex II with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
XTra Credit SIX with GMDB Annual Step Up or 5% Roll Up and HD GRO
XTra Credit SIX with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
Optimum Four with GMDB Annual Step Up or 5% Roll Up and HD GRO
Optimum Four with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
Optimum Plus with GMDB Annual Step Up or 5% Roll Up and HD GRO
Optimum Plus with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
3.10%	XTra Credit EIGHT with HD GRO and EBP and GMDB Annual Step Up or 5% Roll Up
XTra Credit EIGHT with GRO Plus 2008 and EBP and GMDB Annual Step Up or 5% Roll Up
Optimum XTra T with HD GRO and EBP and GMDB Annual Step Up or 5% Roll Up
Optimum XTra with GRO Plus 2008 and EBP and GMDB Annual Step Up or 5% Roll Up

Note 8:	Other

Contract owner net payments-represent contract owner contributions under the Contracts net of applicable deductions, charges, and state premium taxes.

Annuity payments-represent periodic payments distributed under the terms of the Contract.

A116

Note 8:	Other (continued)

Surrenders, withdrawals, and death benefits-are payments to contract owners and beneficiaries made under the terms of the Contracts, and amounts that contract owners have requested to be withdrawn or paid to them.
Net transfers between other subaccounts or fixed rate option-are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account.
Other charges-are various Contract level charges as described in charges and expenses in Note 7, which are assessed through the redemptions of units.

Note 9:	Subsequent Events

Subsequent to year-end, the following subaccount expired:

Expiration Date	Portfolio

January 3, 2017	AST Bond Portfolio 2016

A117

Report of Independent Registered Public Accounting Firm

To the Contract Owners of
Prudential Annuities Life Assurance Corporation Variable Account B
and the Board of Directors of
Prudential Annuities Life Assurance Corporation

In our opinion, for each of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account B indicated in the table below, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account B as of the date indicated in the table, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Prudential Annuities Life Assurance Corporation. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinions.

AST Goldman Sachs Large-Cap Value Portfolio (1)	ProFund VP Mid-Cap Growth (1)
AST T. Rowe Price Large-Cap Growth Portfolio (1)	ProFund VP Mid-Cap Value (1)
AST Government Money Market Portfolio (formerly AST Money Market Portfolio) (1)	ProFund VP Pharmaceuticals (1)
ProFund VP Real Estate (1)
AST Cohen & Steers Realty Portfolio (1)	ProFund VP Rising Rates Opportunity (1)
AST J.P. Morgan Strategic Opportunities Portfolio (1)	ProFund VP NASDAQ-100 (1)
AST Value Equity Portfolio (formerly AST Herndon Large-Cap Value Portfolio) (1)	ProFund VP Semiconductor (1)
ProFund VP Small-Cap Growth (1)
AST High Yield Portfolio (1)	ProFund VP Short Mid-Cap (1)
AST Small-Cap Growth Opportunities Portfolio (1)	ProFund VP Short NASDAQ-100 (1)
AST WEDGE Capital Mid-Cap Value Portfolio (formerly AST Mid-Cap Value Portfolio) (1)	ProFund VP Short Small-Cap (1)
ProFund VP Small-Cap Value (1)
AST Small-Cap Value Portfolio (1)	ProFund VP Technology (1)
AST Goldman Sachs Mid-Cap Growth Portfolio (1)	ProFund VP Telecommunications (1)
AST Goldman Sachs Small-Cap Value Portfolio (1)	ProFund VP UltraMid-Cap (1)
AST Hotchkis & Wiley Large-Cap Value Portfolio (formerly AST Large-Cap Value Portfolio) (1)	ProFund VP UltraNASDAQ-100 (1)
ProFund VP UltraSmall-Cap (1)
AST Lord Abbett Core Fixed Income Portfolio (1)	ProFund VP Utilities (1)
AST Loomis Sayles Large-Cap Growth Portfolio (1)	ProFund VP Large-Cap Growth (1)
AST MFS Growth Portfolio (1)	ProFund VP Large-Cap Value (1)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio (1)	Rydex VT Nova (1)
AST Small-Cap Growth Portfolio (1)	Rydex VT NASDAQ-100 (1)
AST BlackRock Low Duration Bond Portfolio (1)	Rydex VT Inverse S&P 500 Strategy (1)
AST BlackRock/Loomis Sayles Bond Portfolio (1)	Invesco V.I. Global Health Care Fund (Series I) (1)
AST QMA US Equity Alpha Portfolio (1)	Invesco V.I. Technology Fund (Series I) (1)
AST T. Rowe Price Natural Resources Portfolio (1)	Wells Fargo VT Index Asset Allocation Fund (Class 2) (1)
AST T. Rowe Price Asset Allocation Portfolio (1)	Wells Fargo VT International Equity Portfolio (Class 2) (1)
AST International Value Portfolio (1)	Wells Fargo VT Small Cap Growth Portfolio (Class 2) (1)
AST MFS Global Equity Portfolio (1)	Wells Fargo VT Total Return Bond (3)

A118

AST J.P. Morgan International Equity Portfolio (1)	AST FI Pyramis Quantitative Portfolio (1)
AST Templeton Global Bond Portfolio (1)	AST Prudential Growth Allocation Portfolio (1)
AST International Growth Portfolio (1)	AST Advanced Strategies Portfolio (1)
AST Wellington Management Hedged Equity Portfolio (1)	AST Investment Grade Bond Portfolio (1)
AST Capital Growth Asset Allocation Portfolio (1)	AST Bond Portfolio 2018 (1)
AST Academic Strategies Asset Allocation Portfolio (1)	AST Bond Portfolio 2019 (1)
AST Balanced Asset Allocation Portfolio (1)	AST Global Real Estate Portfolio (1)
AST Preservation Asset Allocation Portfolio (1)	AST Parametric Emerging Markets Equity Portfolio (1)
AST Schroders Global Tactical Portfolio (1)	AST Bond Portfolio 2016 (1)
AST RCM World Trends Portfolio (1)	AST Bond Portfolio 2020 (1)
AST J.P. Morgan Global Thematic Portfolio (1)	AST Boston Partners Large-Cap Value Portfolio (1)
AST Goldman Sachs Multi-Asset Portfolio (1)	AST Jennison Large-Cap Growth Portfolio (1)
AST Western Asset Core Plus Bond Portfolio (1)	AST Bond Portfolio 2017 (1)
Davis Value Portfolio (1)	AST Bond Portfolio 2021 (1)
Columbia Variable Portfolio - Asset Allocation Fund (Class 1) (1)	Wells Fargo VT Intrinsic Value Portfolio (3)
Columbia Variable Portfolio - Small Company Growth Fund (Class 1) (1)	Wells Fargo VT Omega Growth Portfolio (Class 2) (1)
Prudential SP International Growth Portfolio (Class I) (1)	Wells Fargo VT Small Cap Value Portfolio (3)
NVIT Developing Markets Fund (2)	Wells Fargo VT Omega Growth Portfolio (Class 1) (1)
ProFund VP Asia 30 (1)	Wells Fargo VT Small Cap Growth Portfolio (Class 1) (1)
ProFund VP Banks (1)	Wells Fargo VT International Equity Portfolio (Class 1) (1)
ProFund VP Bear (1)	AST Bond Portfolio 2022 (1)
ProFund VP Biotechnology (1)	AST Quantitative Modeling Portfolio (1)
ProFund VP Basic Materials (1)	AST BlackRock Global Strategies Portfolio (1)
ProFund VP UltraBull (1)	Invesco V.I. Diversified Dividend Fund (Series I) (1)
ProFund VP Bull (1)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1) (1)
ProFund VP Consumer Services (1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1) (1)
ProFund VP Consumer Goods Portfolio (1)	Wells Fargo VT Opportunity Fund (Class 1) (1)
ProFund VP Oil & Gas (1)	Wells Fargo VT Opportunity Fund (Class 2) (1)
ProFund VP Europe 30 (1)	AST Prudential Core Bond Portfolio (1)
ProFund VP Financials (1)	AST Bond Portfolio 2023 (1)
ProFund VP U.S. Government Plus (1)	AST New Discovery Asset Allocation Portfolio (1)
ProFund VP Health Care (1)	AST Western Asset Emerging Markets Debt Portfolio (1)
ACCESS VP High Yield Fund (1)	AST MFS Large-Cap Value Portfolio (1)
ProFund VP Industrials (1)	Invesco V.I. Mid Cap Growth Fund (Series I) (1)
ProFund VP Internet (1)	AST Bond Portfolio 2024 (1)
ProFund VP Japan (1)	AST AQR Emerging Markets Equity Portfolio (1)
ProFund VP Precious Metals (1)	AST ClearBridge Dividend Growth Portfolio (1)
Columbia Variable Portfolio Government Money Market Fund (Class 1) (formerly Columbia Variable Portfolio-Cash Management Fund) (1)	AST QMA Emerging Markets Equity Portfolio (1)
AST QMA Large-Cap Portfolio (1)
Columbia Variable Portfolio - Income Opportunities (Class 1) (1)	AST Bond Portfolio 2025 (1)
AST BlackRock iShares ETF Portfolio (1)	AST Bond Portfolio 2026 (4)
AST Defensive Asset Allocation Portfolio (1)	AST Bond Portfolio 2027 (5)
AST AQR Large-Cap Portfolio (1)	NVIT Emerging Markets Fund (Class D) (6)
(1) Statement of net assets as of December 31, 2016, statement of operations for the year ended December 31, 2016, and statements of changes in net assets for the years ended December 31, 2016 and 2015

(2) Statement of net assets as of August 5, 2016 (date of expiration), statement of operations for the period January 1, 2016 through August 5, 2016, and statements of changes in net assets for the period January 1, 2016 through August 5, 2016, and the year ended December 31, 2015

A119

(3) Statement of net assets as of April 29, 2016 (date of expiration), statement of operations for the period January 1, 2016 through April 29, 2016, and statements of changes in net assets for the period January 1, 2016 through April 29, 2016, and the year ended December 31, 2015

(4) Statement of net assets as of December 31, 2016, statement of operations for the year ended December 31, 2016, and statements of changes in net assets for the year ended December 31, 2016 and the period January 2, 2015 (commencement of operations) through December 31, 2015

(5) Statement of net assets as of December 31, 2016, and statements of operations and of changes in net assets for the period January 4, 2016 (commencement of operations) through December 31, 2016
(6) Statement of net assets as of December 31, 2016, and statements of operations and of changes in net assets for the period August 5, 2016 (commencement of operations) through December 31, 2016

/s/ PricewaterhouseCoopers LLP
New York, New York
April 13, 2017

A120

Prudential Annuities Life Assurance Corporation

FINANCIAL STATEMENTS INDEX

Management’s Annual Report on Internal Control Over Financial Reporting
Management of Prudential Annuities Life Assurance Corporation (the “Company”) is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2016, of the Company’s internal control over financial reporting, based on the framework established in Internal Control—Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). Based on our assessment under that framework, management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2016.
Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company’s assets that could have a material effect on our financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
This Annual Report does not include an attestation report of the Company’s registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management’s report was not subject to attestation by the Company’s registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management’s report in this Annual Report.
March 23, 2017

Prudential Annuities Life Assurance Corporation

Statements of Financial Position
As of December 31, 2016 and 2015 (in thousands, except share amounts)

	December 31, 2016	December 31, 2015
ASSETS
Fixed maturities, available-for-sale, at fair value (amortized cost, 2016: $9,818,298; 2015: $2,433,626)	$9,362,763	$2,524,272
Trading account assets, at fair value	149,871	5,653
Equity securities, available-for-sale, at fair value (cost, 2016: $365; 2015: $14)	18	17
Commercial mortgage and other loans	1,231,893	438,172
Policy loans	12,719	13,054
Short-term investments	947,150	158,227
Other long-term investments	551,931	182,157
Total investments	12,256,345	3,321,552
Cash and cash equivalents	1,848,039	536
Deferred policy acquisition costs	4,344,361	749,302
Accrued investment income	86,004	22,615
Reinsurance recoverables	588,608	3,088,328
Income taxes	1,978,607	0
Value of business acquired	30,287	33,640
Deferred sales inducements	978,823	452,752
Receivables from parent and affiliates	111,703	212,696
Other assets	169,649	123,158
Separate account assets	37,429,739	39,250,159
TOTAL ASSETS	$59,822,165	$47,254,738
LIABILITIES AND EQUITY
LIABILITIES
Future policy benefits	$8,686,196	$3,578,662
Policyholders’ account balances	4,736,889	2,416,125
Payables to parent and affiliates	91,432	25,677
Cash collateral for loaned securities	23,350	10,568
Income taxes	0	274,951
Long-term debt	971,899	0
Short-term debt	28,101	1,000
Reinsurance payable	275,822	250,277
Other liabilities	489,007	100,401
Separate account liabilities	37,429,739	39,250,159
Total Liabilities	52,732,435	45,907,820
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 12)
EQUITY
Common stock, $100 par value; 25,000 shares authorized, issued and outstanding	2,500	2,500
Additional paid-in capital	8,095,436	901,422
Retained earnings/(accumulated deficit)	(693,258)	396,830
Accumulated other comprehensive income	(314,948)	46,166
Total Equity	7,089,730	1,346,918
TOTAL LIABILITIES AND EQUITY	$59,822,165	$47,254,738
See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Statements of Operations and Comprehensive Income
Years Ended December 31, 2016, 2015 and 2014 (in thousands)

	2016	2015	2014
REVENUES
Premiums	$896,839	$9,787	$34,903
Policy charges and fee income	1,755,224	740,823	806,327
Net investment income	338,370	139,430	164,011
Asset administration fees and other income	299,384	177,479	227,619
Realized investment gains (losses), net:
Other-than-temporary impairments on fixed maturity securities	(7,853)	(44)	(10)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income	1,354	24	10
Other realized investment gains (losses), net	(3,436,261)	6,072	7,368
Total realized investment gains (losses), net	(3,442,760)	6,052	7,368
Total revenues	(152,943)	1,073,571	1,240,228
BENEFITS AND EXPENSES
Policyholders’ benefits	604,057	60,461	137,135
Interest credited to policyholders’ account balances	68,889	225,555	211,058
Amortization of deferred policy acquisition costs	(179,816)	309,152	238,416
General, administrative and other expenses	1,124,508	313,471	394,248
Total benefits and expenses	1,617,638	908,639	980,857
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	(1,770,581)	164,932	259,371
Total income tax expense (benefit)	(680,493)	(8,285)	8,604
NET INCOME (LOSS)	$(1,090,088)	$173,217	$250,767
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	(20)	(54)	(63)
Net unrealized investment gains (losses):
Unrealized investment gains (losses) for the period	(469,356)	(54,279)	35,931
Reclassification adjustment for gains included in net income	(86,184)	(4,831)	(14,706)
Net unrealized investment gains (losses)	(555,540)	(59,110)	21,225
Other comprehensive income (loss), before tax:	(555,560)	(59,164)	21,162
Less: Income tax expense (benefit) related to other comprehensive income (loss)
Foreign currency translation adjustments	(7)	(19)	(23)
Net unrealized investment gains (losses)	(194,439)	(20,689)	7,430
Total	(194,446)	(20,708)	7,407
Other comprehensive income (loss), net of taxes	(361,114)	(38,456)	13,755
COMPREHENSIVE INCOME (LOSS)	$(1,451,202)	$134,761	$264,522
See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Statements of Equity
Years Ended December 31, 2016, 2015 and 2014 (in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings/ (Accumulated Deficit)	Accumulated Other Comprehensive Income	Total Equity
Balance, December 31, 2013	$2,500	$901,422	$764,846	$70,867	$1,739,635
Contributed capital		0			0
Dividend to parent			(342,000)		(342,000)
Comprehensive income:
Net income (loss)			250,767		250,767
Other comprehensive income (loss), net of tax				13,755	13,755
Total comprehensive income (loss)					264,522
Balance, December 31, 2014	2,500	901,422	673,613	84,622	1,662,157
Contributed capital		0			0
Dividend to parent			(450,000)		(450,000)
Comprehensive income:
Net income (loss)			173,217		173,217
Other comprehensive income (loss), net of tax				(38,456)	(38,456)
Total comprehensive income (loss)					134,761
Balance, December 31, 2015	2,500	901,422	396,830	46,166	1,346,918
Contributed capital		8,421,955			8,421,955
Return of capital		(1,140,000)			(1,140,000)
Dividend to parent			0		0
Assets purchased/transferred from/to affiliates		(72,179)			(72,179)
Impact of Pruco Re and PALAC merger		(15,762)			(15,762)
Comprehensive income:
Net income (loss)			(1,090,088)		(1,090,088)
Other comprehensive income (loss), net of tax				(361,114)	(361,114)
Total comprehensive income (loss)					(1,451,202)
Balance, December 31, 2016	$2,500	$8,095,436	$(693,258)	$(314,948)	$7,089,730
See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Statements of Cash Flows
Years Ended December 31, 2016, 2015 and 2014 (in thousands)

	2016	2015	2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$(1,090,088)	$173,217	$250,767
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Policy charges and fee income	(245)	907	3,491
Realized investment (gains) losses, net	3,442,760	(6,052)	(7,368)
Depreciation and amortization	10,737	37,530	1,402
Interest credited to policyholders’ account balances	68,889	225,555	211,058
Change in:
Future policy benefits	759,604	238,052	324,284
Accrued investment income	(63,389)	2,393	7,161
Net payable to/receivable from parent and affiliates	(55,984)	61,252	(26,936)
Deferred sales inducements	(1,805)	38,380	(11,515)
Deferred policy acquisition costs	(449,496)	381,480	235,612
Income taxes	(712,423)	(3,426)	(67,163)
Reinsurance recoverables	199,107	(270,868)	(273,480)
Bonus reserve	0	(38,768)	(115,700)
Derivatives, net	2,605,415	21,581	(415)
Deferred loss on reinsurance	305,464	(118,028)	0
Other, net	(54,819)	(3,508)	(1,804)
Cash flows from (used in) operating activities	4,963,727	739,697	529,394
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	4,072,242	486,648	996,083
Commercial mortgage and other loans	122,086	89,344	20,988
Trading account assets	7,489	3,765	4,900
Policy loans	1,833	1,257	753
Other long-term investments	9,587	3,764	(1,650)
Short-term investments	1,799,219	2,318,219	2,637,788
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(5,535,732)	(336,954)	(494,947)
Equity securities, available-for-sale	(351)	0	0
Commercial mortgage and other loans	(353,692)	(106,185)	(43,859)
Trading account assets	(7,810)	(3,681)	(4,312)
Policy loans	(442)	(644)	(943)
Other long-term investments	(111,838)	(3,994)	(14,691)
Short-term investments	(2,561,044)	(2,419,261)	(2,576,786)
Notes receivable from parent and affiliates, net	(4,923)	3,110	(12,524)
Derivatives, net	(6,305)	(6,528)	1,682
Other, net	(2,911)	1,070	(1,674)
Cash flows from (used in) investing activities	(2,572,592)	29,930	510,808
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash collateral for loaned securities	12,782	5,283	(42,612)
Proceeds from the issuance of debt (maturities longer than 90 days)	125,000	0	0
Repayments of debt (maturities longer than 90 days)	(268,000)	0	(200,000)
Net increase (decrease) in short-term borrowing	(1,000)	(53,354)	49,354
Drafts outstanding	5,777	(1,663)	(6,410)

Prudential Annuities Life Assurance Corporation

Distribution to parent	(1,140,000)	(450,000)	(342,000)
Contributed capital	860,573	0	0
Policyholders’ account deposits	2,116,567	1,295,546	1,375,761
Ceded policyholders’ account deposits	(23,890)	(54,027)	0
Policyholders’ account withdrawals	(2,259,445)	(1,511,470)	(1,875,118)
Ceded policyholders' account withdrawals	28,004	0	0
Cash flows from (used in) financing activities	(543,632)	(769,685)	(1,041,025)
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	1,847,503	(58)	(823)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	536	594	1,417
CASH AND CASH EQUIVALENTS, END OF YEAR	$1,848,039	$536	$594
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid/(received)	$31,931	$(4,858)	$75,745
Interest paid	$23,392	$68	$8,657

Significant Non-Cash Transactions

Cash flows from investing and financing activities for the year ended December 31, 2016 excludes certain non-cash transactions related to the Variable Annuities Recapture. See Note 1 for additional information.

See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
1.    BUSINESS AND BASIS OF PRESENTATION
Prudential Annuities Life Assurance Corporation (the “Company” or “PALAC”), with its principal offices in Shelton, Connecticut, is a wholly-owned subsidiary of Prudential Annuities, Inc. (“PAI”), which in turn is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey corporation.
The Company developed long-term savings and retirement products, which were distributed through its affiliated broker/dealer company, Prudential Annuities Distributors, Inc. (“PAD”). The Company issued variable and fixed deferred and immediate annuities for individuals and groups in the United States of America, District of Columbia and Puerto Rico. In addition, the Company has a relatively small in force block of variable life insurance policies. The Company no longer actively sells such products.
Beginning in March 2010, the Company ceased offering its variable annuity products (and where offered, the companion market value adjustment option) to new investors upon the launch of a new product line by each of Pruco Life Insurance Company ("Pruco Life") and its wholly-owned subsidiary Pruco Life Insurance Company of New Jersey ("PLNJ") (which are affiliates of the Company). These initiatives were implemented to create operational and administrative efficiencies by offering a single product line of annuity products from a more limited group of legal entities. During 2012, the Company suspended additional customer deposits for variable annuities with certain living benefit guarantees. However, subject to applicable contract provisions and administrative rules, the Company continues to accept additional customer deposits on certain in force contracts.
The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing long-term savings and retirement products, including insurance products, and individual and group annuities.
On August 31, 2013, the Company redomesticated from Connecticut to Arizona. As a result of the redomestication, the Company is now an Arizona insurance company and its principal insurance regulatory authority is the Arizona Department of Insurance. The redomestication also resulted in the Company being domiciled in the same jurisdiction as the then primary reinsurer of the Company’s living benefit guarantees, Pruco Reinsurance, Ltd. (“Pruco Re”), which enabled the Company to claim statutory reserve credit for business ceded to Pruco Re without the need for Pruco Re to collateralize its obligations under the reinsurance agreement. As of April 1, 2016, the Company no longer reinsures its living benefit guarantees to Pruco Re.

As disclosed in Note 1 to the Financial Statements included in the Company's Annual Report on Form 10-K for the year ended December 31 2015, the Company surrendered its New York license effective December 31, 2015, and reinsured the majority of its New York business to an affiliate, The Prudential Insurance Company of America (“Prudential Insurance”). The license surrender relieves the Company of the requirement to hold New York statutory reserves on its business in excess of the statutory reserves required by its domiciliary regulator, the Arizona Department of Insurance. For the small portion of New York business retained by the Company, a custodial account has been established to hold collateral assets in an amount equal to a percentage of the reserves associated with such business, as calculated in accordance with PALAC's New York Regulation 109 Plan approved by the New York Department of Financial Services.

Through March 31, 2016, the Company reinsured the majority of its variable annuity living benefit guarantees to its affiliated companies, Pruco Re and Prudential Insurance. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re and Prudential Insurance. In addition, the Company reinsured the variable annuity base contracts, along with the living benefit guarantees, from Pruco Life, excluding the PLNJ business which was reinsured to Prudential Insurance, under a coinsurance and modified coinsurance agreement. This reinsurance agreement covers new and in force business and excludes business reinsured externally. The product risks related to the reinsured business are being managed in the Company. In addition, the living benefit hedging program related to the reinsured living benefit guarantees is being managed within the Company. These series of transactions are collectively referred to as the "Variable Annuities Recapture".

The financial statement impacts of these transactions were as follows:

Affected Financial Statement Lines Only
Interim Statement of Financial Position

	Balance as of March 31, 2016	Impacts of Recapture	Impacts of Reinsurance	Total
	(in millions)
ASSETS
Total investments(1)	$3,343	$3,084	$10,624	$17,051
Cash and cash equivalents	106	11	1,024	1,141
Deferred policy acquisition costs	537	0	3,134	3,671
Reinsurance recoverables	3,776	(3,401)	320	695
Deferred sales inducements	327	0	500	827
Income tax receivable(2)	0	115	2,441	2,556
TOTAL ASSETS	46,694	(191)	18,043	64,546
LIABILITIES AND EQUITY
LIABILITIES
Policyholders' account balances	$2,422	$0	$2,387	$4,809
Future policy benefits	4,295	0	6,972	11,267
Short-term and long-term debt(3)	0	0	1,268	1,268
Other liabilities	114	0	630	744
TOTAL LIABILITIES	45,472	0	11,257	56,729
EQUITY
Additional paid-in capital(4)	901	0	8,422	9,323
Retained earnings	254	(191)	(1,600)	(1,537)
Accumulated other comprehensive income	64	0	(36)	28
TOTAL EQUITY	1,222	(191)	6,786	7,817
TOTAL LIABILITIES AND EQUITY	46,694	(191)	18,043	64,546

Significant Non-Cash Transactions
(1) The increase in total investments includes non-cash activities of $3.1 billion for assets received related to the recapture transaction with Pruco Re, $7.1 billion for assets received related to the reinsurance transaction with Pruco Life and $3.6 billion related to non-cash capital contributions from PAI.
(2) Prudential Financial contributed current tax receivables through PAI of $1.5 billion to the Company as part of the Variable Annuities Recapture.
(3) The Company incurred ceding commissions of $3.6 billion, of which $1.1 billion was in the form of reassignment of debt from Pruco Life.
(4) The increase in additional paid-in capital ("APIC") includes non-cash capital contributions from PAI of $3.6 billion in invested assets, $1.5 billion of current tax receivables and $2.5 billion funding for the ceding commission for the reinsurance transaction with Pruco Life.

Statement of Operations and Comprehensive Income (Loss)

Day 1 Impact of the Variable Annuities Recapture	Impacts of Recapture	Impacts of Reinsurance	Total Impacts
	(in millions)
REVENUES
Premiums	$0	$832	$832
Realized investment gains (losses), net	(305)	(2,561)	(2,866)
TOTAL REVENUES	(305)	(1,729)	(2,034)
BENEFITS AND EXPENSES
Policyholders' benefits	0	522	522
General, administrative and other expenses	0	310	310
TOTAL BENEFITS AND EXPENSES	0	832	832
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	(305)	(2,561)	(2,866)
Income tax expense (benefit)	(114)	(961)	(1,075)
NET INCOME (LOSS)	$(191)	$(1,600)	$(1,791)
As part of the Variable Annuities Recapture, the Company received invested assets of $3.1 billion as consideration from Pruco Re, which is equivalent to the amount of statutory reserve credit taken as of March 31, 2016, and unwound the associated reinsurance recoverable of $3.4 billion. As a result of the recapture transaction, the Company recognized a loss of $0.3 billion immediately.

For the Variable Annuities Recapture, the Company received invested assets of $7.1 billion as consideration from Pruco Life and established reserves of $9.4 billion. In addition, the Company incurred ceding commissions of $3.6 billion, of which $1.1 billion was in the form of reassignment of debt from Pruco Life. Also, the Company established deferred policy acquisition costs ("DAC") and deferred sales inducements ("DSI") balances, which were equivalent to the ceding commission incurred by the Company. For the reinsurance of the variable annuity base contracts, the Company recognized a benefit of $0.3 billion, which was deferred and will subsequently be amortized through General, administrative and other expenses. For the reinsurance of the living benefit guarantees, the Company recognized a loss of $2.6 billion immediately since the reinsurance contract is accounted for as free-standing derivative.

The Company also received a capital contribution of $8.4 billion from PAI.

As a result of the Variable Annuities Recapture, Pruco Re no longer had any material active reinsurance with affiliates. On September 30, 2016, Pruco Re was merged with and into the Company.

The following table summarizes the asset transfers related to Variable Annuities Recapture between the Company and its affiliates.

Affiliate	Period	Transaction	Security Type	Fair Value	Book Value	APIC Increase/ (Decrease)	Realized Investment Gain/(Loss), Net
				(in millions)
Pruco Re	Apr - June 2016	Purchase	Derivatives	$3,084	$3,084	$0	$0
Pruco Life	Apr - June 2016	Purchase	Fixed Maturities, Trading Account Assets, Commercial Mortgages, Derivatives, JV/LP Investments and Short-Term Investments	$6,994	$6,994	$0	$0
PAI	Apr - June 2016	Contributed Capital	Fixed Maturities, Trading Account Assets and Derivatives	$3,517	$3,517	$3,517	$0

Basis of Presentation
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The most significant estimates include those used in determining DAC and related amortization; value of business acquired ("VOBA") and its amortization; amortization of DSI; valuation of investments including derivatives and the recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; provision for income taxes and valuation of deferred tax assets; and accruals for contingent liabilities, including estimates for losses in connection with unresolved legal matters.

Revision to Prior Period Financial Statements

The Company identified errors in the presentation of certain activity related to the Variable Annuities Recapture and other affiliated reinsurance transactions that impacted several line items within our previously issued Statements of Cash Flows for the interim periods ended March 31, 2016, June 30, 2016 and September 30, 2016. Management assessed the materiality of the misstatements on prior period financial statements in accordance with SEC Staff Accounting Bulletin ("SAB") No. 99, Materiality, codified in ASC 250-10, Accounting Changes and Error Corrections ("ASC 250"), and concluded that these misstatements were not material to any prior interim periods. Accordingly, prior period amounts to be presented in subsequent quarterly 10-Q filings will be revised, as presented below:

	(UNAUDITED)
	Three Months Ended March 31, 2016
	As Previously Reported	Revision	As Revised
	(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Reinsurance recoverables	$(69,025)	$5,261	$(63,764)
Cash flows from (used in) operating activities	35,727	5,261	40,988
CASH FLOWS FROM FINANCING ACTIVITIES:
Ceded policyholders’ account deposits	0	(16,249)	(16,249)
Ceded policyholders’ account withdrawals	0	10,988	10,988
Cash flows from (used in) financing activities	(5,823)	(5,261)	(11,084)

	(UNAUDITED)
	Six Months Ended June 30, 2016
	As Previously Reported	Revision	As Revised
	(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Policy charges and fee income	$248	$(355)	$(107)
Future policy benefits	122,101	193,147	315,248
Reinsurance recoverables	(15,315)	279,718	264,403
Derivatives, net	10,192,618	(233,295)	9,959,323
Other, net	84,739	(279,768)	(195,029)
Cash flows from (used in) operating activities	10,936,664	(40,553)	10,896,111
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account deposits	637,886	497,834	1,135,720
Ceded policyholders’ account deposits	0	(19,498)	(19,498)
Policyholders’ account withdrawals	(736,708)	(454,971)	(1,191,679)
Ceded policyholders’ account withdrawals	0	17,188	17,188
Cash flows from (used in) financing activities	534,651	40,553	575,204

	(UNAUDITED)
	Nine Months Ended September 30, 2016
	As Previously Reported	Revision	As Revised
	(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Policy charges and fee income	$(803)	$920	$117
Future policy benefits	(5,224)	535,604	530,380
Net payable to/receivable from parent and affiliates	171,317	(226,317)	(55,000)
Reinsurance recoverables	(213,844)	421,353	207,509
Other, net	650,903	(791,800)	(140,897)
Cash flows from (used in) operating activities	10,149,084	(60,241)	10,088,843
CASH FLOWS FROM FINANCING ACTIVITIES:
Contributed capital	781,125	79,448	860,573
Policyholders’ account deposits	2,203,234	(678,706)	1,524,528
Ceded policyholders’ account deposits	0	(21,033)	(21,033)
Policyholders’ account withdrawals	(2,346,701)	655,334	(1,691,367)
Ceded policyholders’ account withdrawals	0	25,198	25,198
Cash flows from (used in) financing activities	508,274	60,241	568,515
Reclassifications
Certain amounts in prior periods have been reclassified to conform to the current period presentation.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

2.    SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS
Investments
The Company’s principal investments are fixed maturities, equity securities, commercial mortgage and other loans; policy loans; other long-term investments, including joint ventures (other than operating joint ventures), limited partnerships, and real estate; and short-term investments. The accounting policies related to each are as follows:
Fixed maturities, available-for-sale, at fair value are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as “available-for-sale” are carried at fair value. See Note 10 for additional information regarding the determination of fair value. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts over the contractual lives of the investments. Interest income, and amortization of premium and accretion of discount are included in “Net investment income” under the effective yield method. Additionally, prepayment premiums are also included in “Net investment income”. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of OTTI recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to "Net investment income" in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an OTTI has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Unrealized gains and losses on fixed maturities classified as “available-for-sale,” net of tax, are included in “Accumulated other comprehensive income (loss)” (“AOCI”).
Trading account assets, at fair value represents equity securities and other fixed maturity securities carried at fair value. Realized and unrealized gains and losses for these investments are reported in “Asset administration fees and other income.” Interest and dividend income from these investments is reported in “Net investment income.”
Equity securities, available-for-sale, at fair value is comprised of mutual fund shares and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, VOBA, DSI, and future policy benefits that would result from the realization of unrealized gains and losses, are included in AOCI. The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are generally recognized in “Net investment income” on the ex-dividend date.
Commercial mortgage and other loans consists of commercial mortgage loans, agricultural property loans and uncollateralized loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances.
Interest income, and the amortization of the related premiums or discounts, are included in “Net investment income” under the effective yield method. Prepayment fees are also included in "Net investment income".
Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines “past due” as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans, as well as, loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company’s assessment as to the collectability of the principal. See Note 3 for additional information about the Company’s past due loans.
The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.
The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of two categories. Loans are classified as “closely monitored” when it is determined that there is a collateral deficiency or other credit events that may lead to

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

a potential loss of principal or interest. Loans “not in good standing” are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.
Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A loan-to-value ratio less than 100% indicates an excess of collateral value over the loan amount. The debt service coverage ratio compares a property’s net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan’s current debt payments. A debt service coverage ratio greater than 1.0 times indicates an excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company’s periodic review of the commercial mortgage loan and agricultural property loan portfolios, which includes an internal appraisal of the underlying collateral value. The Company’s periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company’s commercial mortgage and agricultural loan portfolios.
The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolios considers the current credit composition of the portfolio based on an internal quality rating (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed and updated as appropriate.
The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. “Realized investment gains (losses), net” includes changes in the allowance for losses. “Realized investment gains (losses), net” also includes gains and losses on sales, certain restructurings, and foreclosures.
When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down of the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.
In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.
See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.
Policy loans are carried at unpaid principal balances. Interest income on policy loans is recognized in “Net investment income” at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.
Other long-term investments consists of the Company’s non-coupon investments in joint ventures and limited partnerships, other than operating joint ventures, as well as wholly-owned investment real estate and other investments. Joint venture and partnership interests are accounted for using the equity method of accounting, the cost method when the Company’s partnership interest is so minor (generally less than 3%) that it exercises virtually no influence over operating and financial policies, or the fair value option where elected. The Company’s income from investments in joint ventures and partnerships accounted for using the equity method or the cost method, other than the Company’s investments in operating joint ventures, is included in “Net investment income.” The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method or the cost method (including assessment for other-than-temporary impairment), the Company uses financial information provided by the investee, generally on a one to three month lag.
Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value and include certain money market

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

investments, funds managed similar to regulated money market funds, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.
Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sales of fixed maturity securities, equity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net other-than-temporary impairments recognized in earnings. Realized investment gains and losses also reflect changes in the allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See “Derivative Financial Instruments” below for additional information regarding the accounting for derivatives.
The Company’s available-for-sale securities with unrealized losses are reviewed quarterly to identify other-than-temporary impairments in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.
An other-than-temporary impairment is recognized in earnings for a debt security in an unrealized loss position when the Company either (1) has the intent to sell the debt security or (2) more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment an other-than-temporary impairment is recognized.
When an other-than-temporary impairment of a debt security has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the other-than-temporary impairment recognized in earnings is equal to the entire difference between the security’s amortized cost basis and its fair value at the impairment measurement date. For other-than-temporary impairments of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in “Other comprehensive income (loss)” (“OCI”). Unrealized gains or losses on securities for which an other-than-temporary impairment has been recognized in earnings is tracked as a separate component of AOCI.
The split between the amount of an other-than-temporary impairment recognized in other comprehensive income (loss) and the net amount recognized in earnings for debt securities is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions, based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security’s position within the capital structure of the issuer.
The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Unrealized investment gains and losses are also considered in determining certain other balances, including DAC, VOBA, DSI, certain future policy benefits and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.
Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments, funds managed similar to regulated money market funds, and other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in “Trading account assets, at fair value.” The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.
Deferred Policy Acquisition Costs
Costs that are related directly to the successful acquisition of new and renewal insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily include commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. In each reporting period, capitalized DAC is amortized to “Amortization of deferred policy acquisition costs,” net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.
DAC related to fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions. However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of the Company’s variable annuity contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities, are also included. The Company is an indirect subsidiary of Prudential Financial (an SEC registrant) and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 15. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. The effect of changes to total gross profits on unamortized DAC is reflected in the period such total gross profits are revised.
For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. For internal replacement transactions, except those that involve the addition of a nonintegrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. See Note 4 for additional information regarding DAC.
Deferred Sales Inducements
The Company offered various types of sales inducements to contractholders related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducement balances are subject to periodic recoverability testing. The Company records amortization of DSI in “Interest credited to policyholders’ account balances.” DSI for applicable products is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. See Note 7 for additional information regarding sales inducements.
Value of Business Acquired
As a result of certain acquisitions and the application of purchase accounting, the Company reports a financial asset representing VOBA. VOBA represents an adjustment to the stated value of in force insurance contract liabilities to present them at fair value, determined as of the acquisition date. VOBA balances are subject to recoverability testing, in the manner in which it was acquired. The Company has established a VOBA asset primarily for its acquisition of American Skandia Life Assurance Corporation. The Company amortizes VOBA over the anticipated life of the acquired contracts using the same methodology and assumptions used

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

to amortize DAC. The Company records amortization of VOBA in “General, administrative, and other expenses.” See Note 5 for additional information regarding VOBA.
Reinsurance recoverables and Reinsurance payables
Reinsurance recoverables and reinsurance payables include corresponding receivables and payables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 13.
Separate Account Assets and Liabilities
Separate account assets are reported at fair value and represent segregated funds that are invested for certain contractholders. “Separate account assets” are predominantly shares in Advanced Series Trust co-managed by AST Investment Services, Incorporated (“ASISI”) and Prudential Investments LLC, which utilizes various fund managers as sub-advisors. The remaining assets are shares in other mutual funds, which are managed by independent investment firms. The contractholder has the option of directing funds to a wide variety of investment options, most of which invest in mutual funds. The investment risk on the variable portion of a contract is borne by the contractholder, except to the extent of minimum guarantees by the Company, which are not separate account liabilities. See Note 7 to the Financial Statements for additional information regarding separate account arrangements with contractual guarantees. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account liabilities primarily represent the contractholders’ account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company’s results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in “Policy charges and fee income”. Asset administration fees charged to the accounts are included in “Asset administration fees and other income.”
Other Assets and Other Liabilities
“Other assets” consist primarily of accruals for asset administration fees, deferred loss on reinsurance with an affiliate and receivables resulting from sales of securities that had not yet settled at the balance sheet date. “Other assets” also consist of state insurance licenses. Licenses to do business in all states have been capitalized. Based on changes in facts and circumstances, effective September 30, 2012, the capitalized state insurance licenses were considered to have a finite life and are amortized over their useful life, which was estimated to be 8 years. Amortization is recorded through “General, administrative and other expenses.” “Other liabilities” consist primarily of accrued expenses, technical overdrafts, deferred gain on reinsurance with an affiliate, and payables resulting from purchases of securities that had not yet settled at the balance sheet date. Other liabilities may also include derivative instruments for which fair values are determined as described below under “Derivative Financial Instruments”.
Future Policy Benefits
The Company’s liability for future policy benefits is primarily comprised of liabilities for guarantee benefits related to certain long-duration life and annuity contracts, which are discussed more fully in Note 7. These reserves represent reserves for the guaranteed minimum death and optional living benefit features on the Company’s variable annuity products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 10.
The Company’s liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality. Expected mortality is generally based on Company experience, industry data, and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality, morbidity and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves do not include a provision for the risk of adverse deviation. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 7 for additional information regarding future policy benefits.
Policyholders’ Account Balances

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The Company’s liability for policyholders’ account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. These policyholders’ account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues.

Securities repurchase and resale agreements and securities loaned transactions
Securities repurchase and resale agreements and securities loaned transactions are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities repurchase agreements or securities loaned transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities and receives cash as collateral. As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities. Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company’s policy is to take possession or control of the securities either directly or through a third party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. The majority of these transactions are with large brokerage firms and large banks. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. The Company obtains collateral in an amount at least equal to 95% of the fair value of the securities sold.

Securities to be repurchased are the same, or substantially the same, as those sold. The majority of these transactions are with highly rated money market funds. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as “Net investment income”; however, for transactions used for funding purposes, the associated borrowing cost is reported as interest expense (included in “General, administrative and other expenses”).

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company’s securities loaned transactions are with large brokerage firms and large banks. Income and expenses associated with securities loaned transactions used to earn spread income are reported as “Net investment income;” however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in “General, administrative and other expenses”).
Contingent Liabilities
Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual. These items are recorded within “Other liabilities.”

Insurance Revenue and Expense Recognition
Revenues for variable deferred annuity contracts consist of charges against contractholder account values or separate accounts for mortality and expense risks, administration fees, surrender charges and an annual maintenance fee per contract. Revenues for mortality and expense risk charges and administration fees are recognized as assessed against the contractholder. Surrender charge revenue is recognized when the surrender charge is assessed against the contractholder at the time of surrender. Liabilities for the variable investment options on annuity contracts represent the account value of the contracts and are included in “Separate account liabilities.”
Revenues for variable immediate annuity and supplementary contracts with life contingencies consist of certain charges against contractholder account values including mortality and expense risks and administration fees. These charges and fees are recognized as revenue when assessed against the contractholder. Liabilities for variable immediate annuity contracts represent the account value of the contracts and are included in “Separate account liabilities.”
Revenues for fixed immediate annuity and fixed supplementary contracts with and without life contingencies consist of net investment income. In addition, revenues for fixed immediate annuity contracts with life contingencies also consist of single premium payments recognized as annuity considerations when received. Reserves for contracts without life contingencies are

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

included in “Policyholders’ account balances” while reserves for contracts with life contingencies are included in “Future policy benefits.” Assumed interest rates ranged from 0.00% to 8.25% at December 31, 2016 and 2015.
Revenues for variable life insurance contracts consist of charges against contractholder account values or separate accounts for expense charges, administration fees, cost of insurance charges and surrender charges. Certain contracts also include charges against premium to pay state premium taxes. All of these charges are recognized as revenue when assessed against the contractholder. Liabilities for variable life insurance contracts represent the account value of the contracts and are included in “Separate account liabilities.”
Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts and are discussed in further detail in Note 7. The Company also provides contracts with certain optional living benefits which are considered embedded derivatives. These contracts are discussed in further detail in Note 7.
Amounts received as payment for variable annuities and other contracts without life contingencies are reported as deposits to “Policyholders’ account balances” and/or “Separate account liabilities.” Revenues from these contracts are reflected in “Policy charges and fee income” consisting primarily of fees assessed during the period against the policyholders’ account balances for policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investments in the Company’s general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders’ account balances and amortization of DAC and DSI.
Asset Administration Fees
The Company receives asset administration fee income on contractholders’ account balances invested in the Advanced Series Trust, and the Prudential Series Fund (see Note 15), which are a portfolio of mutual fund investments related to the Company’s separate account products. In addition, the Company receives fees on contractholders’ account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.
Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter ("OTC") market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.
Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 11, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of the effective portion of cash flow hedges. Cash flows from derivatives are reported in the operating, investing, or financing activities sections in the Statements of Cash Flows based on the nature and purpose of the derivative.
Derivatives are recorded either as assets, within “Other long-term investments,” or as liabilities, within “Payables to parent and affiliates,” except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.
The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge); or (2) a derivative that does not qualify for hedge accounting.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in “Realized investment gains (losses), net.”
The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.
When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the Statements of Operations line item associated with the hedged item.
If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net.” The component of AOCI related to discontinued cash flow hedges is reclassified to the Statements of Operations line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.
When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net.” Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in “Realized investment gains (losses), net.” Gains and losses that were in AOCI pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in “Realized investment gains (losses), net.”
If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in “Realized investment gains (losses), net” without considering changes in the fair value of the economically associated assets or liabilities.
The Company is a party to financial instruments that contain derivative instruments that are “embedded” in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in “Realized investment gains (losses), net.” For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within “Trading account assets, at fair value.”
The Company sold variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company had reinsurance agreements to transfer the risks related to certain of these benefit features to affiliates, Pruco Re and Prudential Insurance through March 31, 2016. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity optional living benefit guarantees that were previously reinsured to Pruco Re and Prudential Insurance. In addition, the Company reinsured the variable annuity base contracts, along with the living benefit guarantees, from Pruco Life, excluding the PLNJ business which was reinsured to Prudential Insurance, under a coinsurance and modified coinsurance agreement. See Note 1 and 13 for additional information. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in “Future policy benefits” and “Reinsurance recoverables,” respectively. Changes in the fair value are determined using valuation models as described in Note 10, and are recorded in “Realized investment gains (losses), net.”
Short-Term and Long-Term Debt
Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within “General, administrative and other expenses” in the Company’s Statements of Operations. Interest expense may also be reported within “Net investment income” for certain activity, as prescribed by specialized industry guidance. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items the Company intends to refinance on a long-term basis in the near term. See Note 15 for additional information regarding short-term and long-term debt.
Income Taxes

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.
Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.
Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company’s tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company’s Statements of Operations. Deferred tax liabilities generally represent tax expense recognized in the Company’s financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company’s tax return but have not yet been recognized in the Company’s financial statements.
The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company’s deferred tax assets and establish a valuation allowance if necessary to reduce the Company’s deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. See Note 9 for a discussion of factors considered when evaluating the need for a valuation allowance.
U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process, the first step being recognition. The Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.
The Company’s liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (“tax attributes”), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense.
See Note 9 for additional information regarding income taxes.

Recent Accounting Pronouncements
Changes to U.S. GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification.
The Company considers the applicability and impact of all ASU. ASU listed below include those that have been adopted during the current fiscal year and/or those that have been issued but not yet adopted as of the date of this filing. ASU not listed below were assessed and determined to be either not applicable or not material.
There have been no ASU adopted during the current year ended December 31, 2016.

ASU issued but not yet adopted as of the reporting date December 31, 2016

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2014-09, Revenue from Contracts with Customers (Topic 606)
The ASU is based on the core principle that revenue is recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The standard also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, and assets recognized from the costs to obtain or fulfill a contract with a customer. Revenue recognition for insurance contracts and financial instruments are explicitly scoped out of the standard.

January 1, 2018 using one of two retrospective application methods (early adoption permitted beginning January 1, 2017).
                                           The Company plans to adopt the standard on January 1, 2018 using the modified retrospective application.

Given that insurance contracts and financial instruments are explicitly scoped out of the standard, the Company does not expect the adoption of the ASU to have a significant impact on the Company’s Financial Statements and Notes to the Financial Statements.

ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities
The ASU revises an entity’s accounting related to the classification and measurement of certain equity investments and the presentation of certain fair value changes for financial liabilities measured at fair value. The standard also amends certain disclosure requirements associated with the fair value of financial instruments.
January 1, 2018 using the modified retrospective method. The amendments are to be applied prospectively as they relate to equity investments without readily determinable fair value.
The Company’s equity investments, except for those accounted for using the equity method, will generally be carried on the Statements of Financial Position at fair value with changes in fair value reported in current earnings. The Company is continuing to assess additional impacts of the ASU on the Company’s Financial Statements and Notes to the Financial Statements.

ASU 2016-02, Leases (Topic 842)
This ASU ensures that assets and liabilities from all outstanding lease contracts are recognized on the balance sheet (with limited exception). The ASU substantially changes a Lessee’s accounting for leases and requires the recording on balance sheet of a right-of-use asset and liability to make lease payments for most leases. A Lessee will continue to recognize expense in its income statement in a manner similar to the requirements under the current lease accounting standard. For Lessors, the standard modifies classification criteria and accounting for sales-type and direct financing leases and requires a Lessor to derecognize the carrying value of the leased asset that is considered to have been transferred to a Lessee and record a lease receivable and residual asset (receivable and residual approach). The standard also eliminates the real estate specific provisions of the current standard (i.e., sale-leaseback).
		January 1, 2019 using the modified retrospective method (with early adoption permitted).	The Company is currently assessing the impact of the ASU on the Company’s Financial Statements and Notes to the Financial Statements.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-13, Financial Instruments-Credit Losses (Topic326): Measurement of Credit Losses on Financial Instruments
This ASU provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures (e.g., loans held for investment, debt securities held to maturity, reinsurance receivables, net investments in leases and loan commitments). The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The standard also modifies the current other-than-temporary impairment standard for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing standard for purchased credit deteriorated loans and debt securities.

January 1, 2020 using the modified retrospective method, however prospective application is required for purchased credit deteriorated assets previously accounted for under ASU 310-30 and for debt securities for which an other-than-temporary-impairment was recognized prior to the date of adoption. Early adoption is permitted beginning January 1, 2019.
The Company is currently assessing the impact of the ASU on the Company’s Financial Statements and Notes to the Financial Statements.
ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force)
This ASU addresses diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The standard provides clarity on the treatment of eight specifically defined types of cash inflows and outflows.
		January 1, 2018 using the retrospective method (with early adoption permitted provided that all amendments are adopted in the same period).	The Company is currently assessing the impact of the ASU on the Company’s Financial Statements and Notes to the Financial Statements.
Update 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash
In November 2016, the FASB issued this ASU to address diversity in practice from entities classifying and presenting transfers between cash and restricted cash as operating, investing, or financing activities, or as a combination of those activities in the Statement of Cash Flows. The ASU requires entities to show the changes in the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the Statement of Cash Flows. As a result, transfers between such categories will no longer be presented in the Statement of Cash Flows.
		January 1, 2018 using the retrospective method (with early adoption permitted).	The Company is currently assessing the impact of the ASU on the Company’s Financial Statements and Notes to the Financial Statements

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

3.    INVESTMENTS
Fixed Maturities and Equity Securities
The following tables provide information relating to fixed maturities and equity securities (excluding investments classified as trading) as of the dates indicated:

	December 31, 2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$4,998,652	$2,487	$536,114	$4,465,025	$0
Obligations of U.S. states and their political subdivisions	92,107	566	2,699	89,974	0
Foreign government bonds	64,352	5,404	370	69,386	0
Public utilities	448,349	13,155	10,348	451,156	0
Redeemable preferred stock	29,581	288	633	29,236	0
All other U.S. public corporate securities	1,619,814	73,819	10,153	1,683,480	(771)
All other U.S. private corporate securities	951,324	27,234	13,810	964,748	(694)
All other foreign public corporate securities	183,253	5,410	1,022	187,641	0
All other foreign private corporate securities	501,140	5,349	20,450	486,039	0
Asset-backed securities(1)	248,547	3,227	465	251,309	0
Commercial mortgage-backed securities	484,673	6,793	6,753	484,713	0
Residential mortgage-backed securities(2)	196,506	4,063	513	200,056	(5)
Total fixed maturities, available-for-sale	$9,818,298	$147,795	$603,330	$9,362,763	$(1,470)
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous & other	$351	$0	$351	$0
Mutual funds	14	4	0	18
Total equity securities, available-for-sale	$365	$4	$351	$18

(1)	Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of OTTI losses in AOCI, which were not included in earnings. Amount excludes $0.2 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$12,233	$28	$107	$12,154	$0
Obligations of U.S. states and their political subdivisions	20,116	474	378	20,212	0
Foreign government bonds	43,188	6,123	28	49,283	0
Public utilities	203,803	15,969	4,263	215,509	0
Redeemable preferred stock	0	0	0	0	0
All other U.S. public corporate securities	818,627	52,866	7,717	863,776	0
All other U.S. private corporate securities	494,640	30,996	4,407	521,229	0
All other foreign public corporate securities	132,414	3,781	608	135,587	0
All other foreign private corporate securities	219,009	2,487	15,842	205,654	0
Asset-backed securities(1)	149,196	2,786	692	151,290	(35)
Commercial mortgage-backed securities	211,429	4,963	652	215,740	0
Residential mortgage-backed securities(2)	128,971	4,886	19	133,838	(7)
Total fixed maturities, available-for-sale	$2,433,626	$125,359	$34,713	$2,524,272	$(42)
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous & other	$0	$0	$0	$0
Mutual funds	14	3	0	17
Total equity securities, available-for-sale	$14	$3	$0	$17

(1)	Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of OTTI losses in AOCI, which were not included in earnings. Amount excludes $0.1 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

The following tables show the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities and equity securities have been in a continuous unrealized loss position, at December 31 for the years indicated:

	2016
	Less than twelve months		Twelve months or more		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$4,254,477	$536,114	$0	$0	$4,254,477	$536,114
Obligations of U.S. states and their political subdivisions	73,885	2,699	0	0	73,885	2,699
Foreign government bonds	32,107	370	0	0	32,107	370
Public utilities	240,041	8,019	17,097	2,329	257,138	10,348
Redeemable preferred stock	12,948	633	0	0	12,948	633
All other U.S. public corporate securities	530,904	8,798	12,981	1,355	543,885	10,153
All other U.S. private corporate securities	453,976	13,632	12,304	178	466,280	13,810

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

All other foreign public corporate securities	89,962	1,016	9,994	6	99,956	1,022
All other foreign private corporate securities	247,111	11,661	58,214	8,789	305,325	20,450
Asset-backed securities	67,246	439	16,489	26	83,735	465
Commercial mortgage-backed securities	293,651	6,753	0	0	293,651	6,753
Residential mortgage-backed securities	68,283	513	0	0	68,283	513
Total fixed maturities, available-for-sale	$6,364,591	$590,647	$127,079	$12,683	$6,491,670	$603,330
Equity securities, available-for-sale	$0	$351	$0	$0	$0	$351

	2015
	Less than twelve months		Twelve months or more		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$8,480	$107	$0	$0	$8,480	$107
Obligations of U.S. states and their political subdivisions	6,887	378	0	0	6,887	378
Foreign government bonds	13,616	28	0	0	13,616	28
Public utilities	49,104	1,421	14,217	2,842	63,321	4,263
Redeemable preferred stock	0	0	0	0	0	0
All other U.S. public corporate securities	207,578	6,297	29,828	1,420	237,406	7,717
All other U.S. private corporate securities	84,318	4,020	3,550	387	87,868	4,407
All other foreign public corporate securities	76,573	608	0	0	76,573	608
All other foreign private corporate securities	38,047	1,972	85,341	13,870	123,388	15,842
Asset-backed securities	50,195	430	26,359	262	76,554	692
Commercial mortgage-backed securities	55,065	642	833	10	55,898	652
Residential mortgage-backed securities	2,141	19	0	0	2,141	19
Total fixed maturities, available-for-sale	$592,004	$15,922	$160,128	$18,791	$752,132	$34,713
Equity securities, available-for-sale	$0	$0	$0	$0	$0	$0

The gross unrealized losses on fixed maturity securities at December 31, 2016 and 2015, were composed of $594.9 million and $22.6 million, respectively, related to high or highest quality securities based on the National Association of Insurance Commissioners (“NAIC”) or equivalent rating and $8.4 million and $12.1 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. At December 31, 2016, the $12.7 million of gross unrealized losses of twelve months or more was concentrated in the consumer non-cyclical, finance and utility sectors of the Company’s corporate securities. At December 31, 2015, the $18.8 million of gross unrealized losses of twelve months or more was concentrated in the consumer non-cyclical, capital goods, utility and finance sectors of the Company’s corporate securities. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these securities was not warranted at either December 31, 2016 or 2015. These conclusions were based on a detailed analysis of the underlying credit and cash flows on each security. The gross unrealized losses were primarily attributable to interest rate increases. At December 31, 2016, the Company did not intend to sell these securities, and it is not more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.

At December 31, 2016, all of the gross unrealized losses on equity securities represented declines in value of greater than 20%, all of which had been in that position for less than six months. At December 31, 2015, there were no gross unrealized losses on

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

equity securities. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these equity securities was not warranted at December 31, 2016.

The amortized cost and fair value of fixed maturities by contractual maturities at December 31, 2016 were as follows:

	Available-for-Sale
	Amortized Cost	Fair Value
	(in thousands)
Due in one year or less	$354,121	$355,252
Due after one year through five years	1,196,869	1,223,226
Due after five years through ten years	1,515,758	1,536,061
Due after ten years	5,821,824	5,312,146
Asset-backed securities	248,547	251,309
Commercial mortgage-backed securities	484,673	484,713
Residential mortgage-backed securities	196,506	200,056
Total	$9,818,298	$9,362,763
Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed and residential mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.
The following table depicts the sources of fixed maturity and equity security proceeds and related investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities, for the years indicated:

	2016	2015	2014
	(in thousands)
Fixed maturities, available-for-sale
Proceeds from sales(1)	$3,577,346	$33,604	$308,458
Proceeds from maturities/repayments(1)	495,465	453,016	681,426
Gross investment gains from sales, prepayments and maturities	98,095	5,788	18,110
Gross investment losses from sales and maturities	(5,412)	(937)	(3,404)
Equity securities, available-for-sale
Proceeds from sales	$0	$0	$192
Gross investment gains from sales	0	0	1
Fixed maturity and equity security impairments
Net writedowns for other-than-temporary impairment losses on fixed maturities recognized in earnings(2)	$(6,499)	$(20)	$0
Writedowns for impairments on equity securities	0	0	0

(1)	Includes $0.6 million, $(0.0) million and $(6.2) million of non-cash related proceeds for the years ended December 31, 2016, 2015 and 2014, respectively.

(2)
Excludes the portion of OTTI recorded in OCI representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

As discussed in Note 2, a portion of certain OTTI losses on fixed maturity securities is recognized in OCI. For these securities, the net amount recognized in earnings (“credit loss impairments”) represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in OCI. The following table sets forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts:

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31,
	2016	2015
	(in thousands)
Balance, beginning of period	$86	$93
Credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(1,170)	(17)
Additional credit loss impairments recognized in the current period on securities previously impaired	0	20
Credit loss impairments recognized in the current period on securities not previously impaired	1,791	0
Increases due to the passage of time on previously recorded credit losses	25	0
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(14)	(10)
Assets transferred to parent and affiliates	607	0
Balance, end of period	$1,325	$86
Trading Account Assets
The following table sets forth the composition of “Trading account assets” as of the dates indicated:

	December 31, 2016		December 31, 2015
	Cost	Fair Value	Cost	Fair Value
	(in thousands)
Fixed maturities	$147,057	$139,513	$0	$0
Equity securities	7,551	10,358	5,618	5,653
Total trading account assets	$154,608	$149,871	$5,618	$5,653
The net change in unrealized gains (losses) from trading account assets still held at period end, recorded within “Asset administration fees and other income,” was $(4.8) million, $(0.6) million and $(0.9) million during the years ended December 31, 2016, 2015 and 2014, respectively.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Commercial Mortgage and Other Loans
The Company’s commercial mortgage and other loans were comprised as follows, as of the dates indicated:

	December 31, 2016		December 31, 2015
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and agricultural property loans by property type:
Apartments/Multi-Family	$277,296	22.5%	$136,190	31.2%
Industrial	263,705	21.4	58,621	13.5
Retail	223,252	18.1	67,358	15.5
Office	294,304	23.8	100,357	23.0
Other	87,465	7.1	18,660	4.3
Hospitality	3,925	0.3	4,963	1.1
Total commercial mortgage loans	1,149,947	93.2	386,149	88.6
Agricultural property loans	84,235	6.8	49,926	11.4
Total commercial mortgage and agricultural property loans by property type	1,234,182	100.0%	436,075	100.0%
Valuation allowance	(2,289)		(643)
Total net commercial mortgage and agricultural property loans by property type	1,231,893		435,432
Other loans:
Uncollateralized loans	0		2,740
Valuation allowance	0		0
Total net other loans	0		2,740
Total commercial mortgage and other loans	$1,231,893		$438,172

The commercial mortgage and agricultural property loans were geographically dispersed throughout the United States (with the largest concentrations in California (27%), Texas (13%) and New Jersey (6%)) and included loans secured by properties in Europe and Australia at December 31, 2016.

Activity in the allowance for credit losses for all commercial mortgage and other loans, as of the dates indicated, was as follows:

	December 31, 2016
	Commercial Mortgage Loans	Agricultural Property Loans	Other Loans	Total
	(in thousands)
Allowance for credit losses, beginning of year	$622	$21	$0	$643
Addition to (release of) allowance for losses	1,645	1	0	1,646
Charge-offs, net of recoveries	0	0	0	0
Total ending balance	$2,267	$22	$0	$2,289

	December 31, 2015
	Commercial Mortgage Loans	Agricultural Property Loans	Other Loans	Total
	(in thousands)
Allowance for credit losses, beginning of year	$455	$27	$0	$482
Addition to (release of) allowance for losses	167	(6)	0	161
Charge-offs, net of recoveries	0	0	0	0
Total ending balance	$622	$21	$0	$643

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans as of the dates indicated:

	December 31, 2016
	Commercial Mortgage Loans	Agricultural Property Loans	Uncollateralized Loans	Total
	(in thousands)
Allowance for Credit Losses:
Individually evaluated for impairment	$0	$0	$0	$0
Collectively evaluated for impairment	2,267	22	0	2,289
Loans acquired with deteriorated credit quality	0	0	0	0
Total ending balance	$2,267	$22	$0	$2,289
Recorded Investment(1):
Individually evaluated for impairment	$1,715	$0	$0	$1,715
Collectively evaluated for impairment	1,148,232	84,235	0	1,232,467
Loans acquired with deteriorated credit quality	0	0	0	0
Total ending balance	$1,149,947	$84,235	$0	$1,234,182

	December 31, 2015
	Commercial Mortgage Loans	Agricultural Property Loans	Other Loans	Total
	(in thousands)
Allowance for Credit Losses:
Individually evaluated for impairment	$0	$0	$0	$0
Collectively evaluated for impairment	622	21	0	643
Loans acquired with deteriorated credit quality	0	0	0	0
Total ending balance	$622	$21	$0	$643
Recorded Investment(1):
Individually evaluated for impairment	$0	$0	$0	$0
Collectively evaluated for impairment	386,149	49,926	2,740	438,815
Loans acquired with deteriorated credit quality	0	0	0	0
Total ending balance	$386,149	$49,926	$2,740	$438,815

(1)	Recorded investment reflects the carrying value gross of related allowance.
The following tables set forth certain key credit quality indicators for commercial mortgage and agricultural property loans, based upon the recorded investment gross of allowance for credit losses, as of the dates indicated:

	Debt Service Coverage Ratio - December 31, 2016
	> 1.2X	1.0X to <1.2X	Less than 1.0X	Total
		(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$667,051	$16,921	$4,610	$688,582
60%-69.99%	406,728	0	3,817	410,545
70%-79.99%	108,770	15,493	0	124,263
80% or greater	9,725	0	1,067	10,792
Total commercial mortgage and agricultural property loans	$1,192,274	$32,414	$9,494	$1,234,182

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Debt Service Coverage Ratio - December 31, 2015
	> 1.2X	1.0X to <1.2X	Less than 1.0X	Total
		(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$303,215	$9,073	$992	$313,280
60%-69.99%	95,977	0	0	95,977
70%-79.99%	25,401	1,417	0	26,818
80% or greater	0	0	0	0
Total commercial mortgage and agricultural property loans	$424,593	$10,490	$992	$436,075

The following tables provide an aging of past due commercial mortgage and other loans as of the dates indicated, based upon the recorded investment gross of allowance for credit losses, as well as the amount of commercial mortgage and other loans on non-accrual status as of the dates indicated:

	December 31, 2016
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status
	(in thousands)
Commercial mortgage loans	$1,149,947	$0	$0	$0	$1,149,947	$0
Agricultural property loans	84,235	0	0	0	84,235	0
Other loans	0	0	0	0	0	0
Total commercial mortgage and other loans	$1,234,182	$0	$0	$0	$1,234,182	$0

(1) There were no loans accruing interest.
	December 31, 2015
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status
	(in thousands)
Commercial mortgage loans	$386,149	$0	$0	$0	$386,149	$0
Agricultural property loans	49,926	0	0	0	49,926	0
Other loans	2,740	0	0	0	2,740	0
Total commercial mortgage and other loans	$438,815	$0	$0	$0	$438,815	$0

(1) There were no loans accruing interest.
See Note 2 for further discussion regarding non-accrual status loans.
For the years ended December 31, 2016 and 2015, there were no commercial mortgage or other loans acquired, other than those through direct origination, nor were there any commercial mortgage or other loans sold. For the year ended December 31, 2016, the Company received $580 million of commercial mortgage and other loans from related parties. See Note 1 for additional information.
The Company’s commercial mortgage and other loans may occasionally be involved in a troubled debt restructuring. As of both December 31, 2016 and 2015, the Company had no significant commitments to borrowers that have been involved in a troubled debt restructuring. As of both December 31, 2016 and 2015, there were no new troubled debt restructurings related to commercial mortgage or other loans and no payment defaults on commercial mortgage or other loans that were modified as a troubled debt restructuring within the twelve months preceding. See Note 2 for additional information relating to the accounting for troubled debt restructurings.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Other Long-Term Investments
The following table sets forth the composition of “Other long-term investments” at December 31 for the years indicated:

	2016	2015
	(in thousands)
Joint ventures and limited partnerships:
Private equity	$30,513	$22,535
Hedge funds	98,554	41,820
Real estate-related	109,043	2,535
Total joint ventures and limited partnerships	238,110	66,890
Derivatives	313,821	115,267
Total other long-term investments	$551,931	$182,157

As of both December 31, 2016 and 2015, the Company had no significant equity method investments.

Net Investment Income
The following table sets forth the net investment income by asset class for the years ended December 31:

	2016	2015	2014
	(in thousands)
Fixed maturities, available-for-sale	$249,496	$115,998	$140,114
Trading account assets	3,473	349	325
Commercial mortgage and other loans	40,258	22,696	21,802
Policy loans	444	794	739
Short-term investments	26,831	396	281
Other long-term investments	29,160	4,638	6,492
Gross investment income	349,662	144,871	169,753
Less: investment expenses	(11,292)	(5,441)	(5,742)
Net investment income	$338,370	$139,430	$164,011
The carrying value of non-income producing assets included $13 million in fixed maturities as of December 31, 2016. Non-income producing assets represent investments that had not produced income for the twelve months preceding December 31, 2016.

Realized Investment Gains (Losses), Net
Realized investment gains (losses), net, for the years ended December 31, were from the following sources:

	2016	2015	2014
	(in thousands)
Fixed maturities	$86,184	$4,831	$14,706
Equity securities	0	0	1
Commercial mortgage and other loans	(2,326)	(161)	774
Derivatives(1)	(3,526,514)	1,381	(8,113)
Other long-term investments	(648)	1	0
Short-term investments and cash equivalents	544	0	0
Realized investment gains (losses), net	$(3,442,760)	$6,052	$7,368

(1)	Includes the offset of hedged items in qualifying effective hedge relationships prior to maturity or termination.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Net Unrealized Gains (Losses) on Investments by Asset Class
The table below presents net unrealized gains (losses) on investments by asset class as of December 31 for the years indicated:

	2016	2015	2014
	(in thousands)
Fixed maturity securities on which an OTTI loss has been recognized	$(1,261)	$9	$1
Fixed maturity securities, available-for-sale - all other	(454,274)	90,637	191,339
Equity securities, available-for-sale	(347)	3	3
Affiliated notes	1,181	1,660	2,351
Derivatives designated as cash flow hedges(1)	11,745	14,847	4,839
Other investments	(619)	304	390
Net unrealized gains (losses) on investments	$(443,575)	$107,460	$198,923

(1)	See Note 11 for more information on cash flow hedges.

Securities Lending and Repurchase Agreements
In the normal course of business, the Company sells securities under agreements to repurchase and enters into securities lending transactions. As of December 31, 2016, the Company had $23.3 million of securities lending transactions recorded as "Cash collateral for loaned securities," of which $12.6 million were corporate securities and $10.7 million were foreign government bonds. The remaining contractual maturities of all securities lending transactions were overnight and continuous. As of December 31, 2015, the Company had $10.6 million of securities lending transactions recorded as "Cash collateral for loaned securities," all of which were corporate securities. The remaining contractual maturities of all securities lending transactions were overnight and continuous. As of both December 31, 2016 and 2015, the Company had no repurchase transactions.

Securities Pledged and Special Deposits
The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. As of December 31 for the years indicated in the table below, the carrying value of investments pledged to third parties and the carrying amount of the associated liabilities supported by the pledged collateral as reported in the Statements of Financial Position included the following:

	2016	2015
	(in thousands)
Collateral Pledged:
Fixed maturity securities, available-for-sale	$21,908	$10,218
Total securities pledged	$21,908	$10,218
Liabilities Supported by Pledged Collateral:
Cash collateral for loaned securities	$23,350	$10,568
Total liabilities supported by pledged collateral	$23,350	$10,568
In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral were securities purchased under agreements to resell. The fair value of this collateral was $255.0 million as of December 31, 2016, and there was no such collateral as of December 31, 2015. None of the aforementioned securities had either been sold or repledged.
As of December 31, 2016 and 2015, there were fixed maturities of $7.5 million and $8.0 million, respectively, on deposit with governmental authorities or trustees as required by certain insurance laws.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

4.    DEFERRED POLICY ACQUISITION COSTS
The balances of and changes in DAC as of and for the years ended December 31, were as follows:

	2016	2015	2014
	(in thousands)
Balance, beginning of year	$749,302	$1,114,431	$1,345,504
Capitalization of commissions, sales and issue expenses	269,679	1,535	2,804
Amortization-Impact of assumption and experience unlocking and true-ups	226,204	33,113	91,895
Amortization-All other	(46,388)	(342,265)	(330,311)
Changes in unrealized investment gains and losses	18,772	16,352	4,539
Ceded DAC upon reinsurance agreement with Prudential Insurance(1)(2)	(7,480)	(73,864)	0
Assumed DAC upon reinsurance agreement with Pruco Life(1)	3,134,272	0	0
Balance, end of year	$4,344,361	$749,302	$1,114,431

(1)	See Note 1 and Note 13 for additional information.

(2)	Represents a $7.5 million true-up in 2016 to the ceded DAC upon reinsurance agreement with Prudential Insurance in 2015.
5.    VALUE OF BUSINESS ACQUIRED
The balances of and changes in VOBA as of and for the years ended December 31, were as follows:

	2016	2015	2014

	(in thousands)
Balance, beginning of year	$33,640	$39,738	$43,500
Amortization-Impact of assumption and experience unlocking and true-ups (1)	2,372	3,412	5,412
Amortization-All other (1)	(8,176)	(10,477)	(11,181)
Interest (2)	1,939	2,436	2,615
Change in unrealized investment gains and losses	512	1,163	(608)
Ceded VOBA upon reinsurance agreement with Prudential Insurance (3)	0	(2,632)	0
Balance, end of year	$30,287	$33,640	$39,738

(1)	The weighted average remaining expected life of VOBA was approximately 5.13 years as of December 31, 2016.

(2)	The interest accrual rate for the VOBA related to the businesses acquired was 6.00%, 6.05% and 6.10% for the years ended December 31, 2016, 2015 and 2014.

(3)	See Note 1 for additional information.
The following table provides estimated future amortization, net of interest, for the periods indicated:

	2017	2018	2019	2020	2021

	(in thousands)
Estimated future VOBA amortization	$5,464	$4,728	$3,972	$3,350	$2,817

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

6.	POLICYHOLDERS’ LIABILITIES
Future Policy Benefits
Future policy benefits at December 31 were as follows:

	2016	2015

	(in thousands)
Life insurance – domestic	$964	$75
Individual and group annuities and supplementary contracts(2)	446,318	441,595
Other contract liabilities(2)	1,267,739	3,136,992
Individual and group annuities assumed upon reinsurance agreement with Pruco Life(1)	528,210	0
Other contract liabilities assumed upon reinsurance agreement with Pruco Life(1)	6,442,965	0
Total future policy benefits	$8,686,196	$3,578,662

(1)	See Note 1 for additional information.

(2)	Includes assumed reinsurance business from Pruco Life.

Life insurance liabilities include reserves for death benefits. Individual and group annuities and supplementary contract liabilities include reserves for life contingent immediate annuities and life contingent group annuities. Other contract liabilities include unearned premiums and certain other reserves for annuities and individual life products.
Future policy benefits for domestic individual non-participating traditional life insurance policies are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality, morbidity and persistency are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of the present values range from 0.0% to 0.0% for setting domestic insurance reserves.
Future policy benefits for individual and group annuities and supplementary contracts with life contingencies are generally equal to the present value of expected future payments. Assumptions as to mortality are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. The interest rates used in the determination of the present values generally range from 0.0% to 8.3%, with approximately 0.1% of the reserves based on an interest rate in excess of 8.0%.
The Company’s liability for future policy benefits are primarily liabilities for guaranteed benefits related to certain long-duration life and annuity contracts. Liabilities for guaranteed benefits with embedded derivative features are primarily in "Other contract liabilities" in the table above. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. The interest rates used in the determination of the present values range from 1.4% to 4.1%. See Note 7 for additional information regarding liabilities for guaranteed benefits related to certain long-duration contracts.

Premium deficiency reserves included in “Future policy benefits” are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves have been recorded for the individual annuity business, which consists of limited-payment, long-duration; and single premium immediate annuities with life contingencies.

Policyholders’ Account Balances
Policyholders’ account balances at December 31 for the years indicated were as follows:

	2016	2015

	(in thousands)
Interest-sensitive life contracts	$15,666	$15,832
Individual annuities(2)	1,441,126	1,337,876
Guaranteed interest accounts	893,419	1,062,417
Assumed policyholders' liabilities upon reinsurance agreement with Pruco Life(1)	2,386,678	0
Total policyholders’ account balances	$4,736,889	$2,416,125

(1)	See Note 1 for additional information.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

(2)	Includes assumed reinsurance business from Pruco Life.

Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates range from 3.5% to 6.0% for interest-sensitive life contracts. Interest crediting rates for individual annuities range from 0.0% to 6.5%. Interest crediting rates for guaranteed interest accounts range from 0.0% to 5.8%.
7.    CERTAIN LONG-DURATION CONTRACTS WITH GUARANTEES

The Company has issued variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company has also issued variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals (“return of net deposits”), (2) total deposits made to the contract less any partial withdrawals plus a minimum return (“minimum return”), or (3) the highest contract value on a specified date adjusted for any withdrawals (“contract value”). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company has issued annuity contracts with market value adjusted investment options (“MVAs”), which provide for a return of principal plus a fixed-rate of return if held to maturity, or, alternatively, a “market adjusted value” if surrendered prior to maturity or if funds are allocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company issued fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.
The assets supporting the variable portion of all variable annuities are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities.” Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in “Policy charges and fee income” and changes in liabilities for minimum guarantees are generally included in “Policyholders’ benefits” or "Realized investment gains (losses), net."
For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, timing of annuitization, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility and contractholder behavior.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The Company’s contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within “Future policy benefits.” As of December 31, 2016 and 2015, the Company had the following guarantees associated with its contracts, by product and guarantee type:

	December 31, 2016		December 31, 2015
	In the Event of Death(2)	At Annuitization/ Accumulation(1)(2)	In the Event of Death	At Annuitization/ Accumulation (1)

Variable Annuity Contracts	(in thousands)
Return of net deposits
Account value	$110,194,439	N/A	$34,305,352	N/A
Net amount at risk	$463,423	N/A	$341,707	N/A
Average attained age of contractholders	66 years	N/A	66 years	N/A
Minimum return or contract value
Account value	$24,725,084	$120,237,955	$6,976,880	$34,565,409
Net amount at risk	$3,098,018	$5,041,214	$1,194,988	$2,257,837
Average attained age of contractholders	69 years	66 years	68 years	66 years
Average period remaining until expected annuitization	N/A	0 years	N/A	0 years

(1)	Includes income and withdrawal benefits described herein.

(2)	Includes assumed reinsurance business from Pruco Life.

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31, 2016(1)	December 31, 2015

	(in thousands)
Equity funds	$77,133,820	$24,639,438
Bond funds	44,025,867	12,264,741
Money market funds	9,099,337	2,081,684
Total	$130,259,024	$38,985,863

(1)	Amounts include assumed reinsurance business from Pruco Life.

In addition to the above mentioned amounts invested in separate account investment options, $4.7 billion and $2.3 billion of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA features, were invested in general account investment options as of December 31, 2016 and 2015, respectively. The 2016 amount includes the impact of the Variable Annuities Recapture effective April 1, 2016, as described in Note 1. For the years ended December 31, 2016, 2015 and 2014, there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.

Liabilities for Guarantee Benefits
The table below summarizes the changes in general account liabilities for guarantees. The liabilities for guaranteed minimum death benefits (“GMDB”) and guaranteed minimum income benefits (“GMIB”) are included in “Future policy benefits” and the related changes in the liabilities are included in “Policyholders’ benefits.” Guaranteed minimum accumulation benefits (“GMAB”), guaranteed minimum withdrawal benefits (“GMWB”) and guaranteed minimum income and withdrawal benefits (“GMIWB”) are accounted for as embedded derivatives and are recorded at fair value. Changes in the fair value of these derivatives, including changes in the Company’s own risk of non-performance, along with any fees attributed or payments made relating to the derivative are recorded in “Realized investment gains (losses), net.” See Note 10 for additional information regarding the methodology used in determining the fair value of these embedded derivatives. The liabilities for GMAB, GMWB and GMIWB are included in “Future policy benefits.” The Company and its reinsurance affiliates maintain a portfolio of derivative investments that serve as a partial hedge of the risks associated with these products, for which the changes in fair value are also recorded in “Realized investment gains (losses), net.” This portfolio of derivative investments does not qualify for hedge accounting treatment under U.S. GAAP.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	GMDB	GMAB/GMWB/ GMIWB	GMIB	Totals
Variable Annuity	(in thousands)
Balance as of December 31, 2013	$199,870	$778,226	$11,279	$989,375
Incurred guarantee benefits(1)	81,524	2,334,185	8,506	2,424,215
Paid guarantee benefits	(25,909)	0	(724)	(26,633)
Changes in unrealized investment gains and losses	128	0	43	171
Balance as of December 31, 2014	255,613	3,112,411	19,104	3,387,128
Incurred guarantee benefits(1)	43,167	21,666	(4,616)	60,217
Paid guarantee benefits	(29,240)	0	(511)	(29,751)
Changes in unrealized investment gains and losses	(3,663)	0	(113)	(3,776)
Balance as of December 31, 2015	265,877	3,134,077	13,864	3,413,818
Incurred guarantee benefits(1)(2)	43,185	(1,979,215)	(3,683)	(1,939,713)
Paid guarantee benefits(2)	(55,604)	0	(2,209)	(57,813)
Changes in unrealized investment gains and losses(2)	(5,206)	0	(209)	(5,415)
Assumed guarantees upon reinsurance agreement with Pruco Life	389,067	6,552,471	30,130	6,971,668
Balance as of December 31, 2016	$637,319	$7,707,333	$37,893	$8,382,545

(1)
Incurred guarantee benefits include the portion of assessments established as additions to reserve as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features accounted for as derivatives.

(2)	Amounts include assumed reinsurance business from Pruco Life.
The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the death benefits in excess of the account balance. The GMIB liability associated with variable annuities is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier estimates should be revised.
The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company’s GMAB features are the guaranteed return option (“GRO”) features, which include an asset transfer feature that reduces the Company’s exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments in excess of account balance less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a “withdrawal” option or an “income” option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company’s GMIWBs) in general guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an asset transfer feature that reduces the Company’s

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.

As part of its risk management strategy, the Company limits its exposure to these risks through a combination of product design elements, such as an asset transfer feature, and affiliated reinsurance agreements. The asset transfer feature, included in the design of certain optional living benefits, transfers assets between certain variable investments selected by the annuity contractholder and, depending on the benefit feature, a fixed rate account in the general account or a bond portfolio within the separate accounts. The transfers are based on the static mathematical formula, used with the particular optional benefit, which considers a number of factors, including, but not limited to, the impact of investment performance on the contractholder total account value. In general, but not always, negative investment performance may result in transfers to a fixed-rate account in the general account or a bond portfolio within the separate accounts, and positive investment performance may result in transfers back to contractholder-selected variable investments. Other product design elements utilized for certain products to manage these risks include asset allocation restrictions and minimum issuance age requirements. For risk management purposes, the Company segregates the variable annuity living benefit features into those that include the asset transfer feature including certain GMIWB guarantees and certain GMAB guarantees that feature the GRO policyholder benefit, and those that do not include the asset transfer feature, including certain legacy GMIWB, GMWB, GMAB and GMIB guarantees. Living benefit guarantees that include the asset transfer feature also include GMDB guarantees, and as such, the GMDB risk in these guarantees also benefits from this feature.

Liabilities for guaranteed benefits for GMAB, GMWB and GMIWB features include amounts assumed from an affiliate. See Note 13 for amounts recoverable from reinsurer relating to the ceding of certain embedded derivative liabilities associated with these guaranteed benefits, which are not reflected in the tables above.

Sales Inducements
The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. DSI is included in “Deferred sales inducements” in the Company’s Statements of Financial Position. The Company offered various types of sales inducements. These inducements included: (1) a bonus whereby the policyholder’s initial account balance is increased by an amount equal to a specified percentage of the customer’s initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in DSI, reported as “Interest credited to policyholders’account balances”, are as follows:

Sales Inducements
(in thousands)
Balance as of December 31, 2013	$809,247
Capitalization	11,515
Amortization - Impact of assumption and experience unlocking and true-ups	45,417
Amortization - All other	(204,563)
Change in unrealized investment gains and losses	3,591
Balance as of December 31, 2014	665,207
Capitalization	873
Amortization - Impact of assumption and experience unlocking and true-ups	21,125
Amortization - All other	(206,263)
Change in unrealized investment gains and losses	11,063
Ceded DSI upon reinsurance agreement with Prudential Insurance(1)	(39,253)
Balance as of December 31, 2015	452,752
Capitalization	1,805
Amortization - Impact of assumption and experience unlocking and true-ups	101,424
Amortization - All other	(81,603)
Change in unrealized investment gains and losses	4,915
Assumed DSI upon reinsurance agreement with Pruco Life(1)	499,530
Balance as of December 31, 2016	$978,823

(1)	See Note 1 for additional information.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

8.    STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the State of Arizona Insurance Department. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes and certain assets on a different basis.
Statutory net income (loss) of the Company amounted to $(2,018) million, $340 million and $393 million for the years ended December 31, 2016, 2015 and 2014, respectively. Statutory surplus of the Company amounted to $5,718 million and $482 million at December 31, 2016 and 2015, respectively. For the year ended December 31, 2016, the Company's net loss from operations was $(159) million.
The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the NAIC.
The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders. The maximum dividend, which may be paid in any twelve month period without notification or approval, is limited to the lesser of 10% of statutory surplus, as of December 31 of the preceding year, or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, the Company is not permitted to pay a dividend in 2017 without prior notification.
On December 21, 2016 the Company paid an extra-ordinary dividend of $1,140 million to its parent, PAI, which was recorded as a return of capital. On December 22, 2015 and June 29, 2015, the Company paid dividends of $180 million and $270 million, respectively, to PAI. On December 19, 2014 and June 27, 2014, the Company paid dividends of $75 million and $267 million, respectively, to PAI.
9.    INCOME TAXES
The components of income tax expense (benefit) for the years ended December 31, were as follows:

	2016	2015	2014
		(in thousands)
Current tax expense (benefit):
U.S. federal	$2,524,458	$76,175	$(8,499)
State and local	0	0	0
Total	2,524,458	76,175	(8,499)
Deferred tax expense (benefit):
U.S. federal	(3,204,951)	(84,460)	17,103
State and local	0	0	0
Total	(3,204,951)	(84,460)	17,103
Total income tax expense (benefit)	(680,493)	(8,285)	8,604
Total income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	(194,446)	(20,708)	7,407
Additional paid-in capital	(9,531)	0	0
Total income tax expense (benefit)	$(884,470)	$(28,993)	$16,011
In July 2014, IRS issued guidance relating to the hedging of variable annuity guaranteed minimum benefits (“Hedging IDD”). The Hedging IDD provides an elective safe harbor tax accounting method for certain contracts which permits the current deduction of losses and the deferral of gains for hedging activities that can be applied to open years under IRS examination beginning with the earliest open year. The Company applied this tax accounting method for hedging gains and losses covered by the Hedging IDD beginning with 2013. As a result of applying such accounting method in 2014, the Company’s 2014 U.S. current tax includes a tax benefit of $59 million and a corresponding reduction of deferred tax assets.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The Company’s actual income tax expense on continuing operations for the years ended December 31, differs from the expected amount computed by applying the statutory federal income tax rate of 35% to income from operations before income taxes for the following reasons:

	2016	2015	2014

	(in thousands)
Expected federal income tax expense (benefit)	$(619,704)	$57,727	$90,780
Non-taxable investment income	(49,630)	(56,614)	(69,122)
Tax credits	(10,507)	(9,389)	(13,080)
Other	(652)	(9)	26
Total income tax expense (benefit)	$(680,493)	$(8,285)	$8,604
The dividends received deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and is the primary component of the non-taxable investment income shown in the table above, and as such, is a significant component of the difference between the Company’s effective tax rate and the federal statutory tax rate of 35%. The DRD for the current period was estimated using information from 2015 and current year results, and was adjusted to take into account the current year’s equity market performance. The actual current year DRD can vary from the estimate based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from mutual fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD. Additionally, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues related to the calculation of the DRD. For the last several years, the revenue proposals included in the Obama Administration’s budgets included a proposal that would change the method used to determine the amount of the DRD. A change in the DRD, including the possible retroactive or prospective elimination of this deduction through guidance or legislation, could increase actual tax expense and reduce the Company’s net income.
Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

	2016	2015

	(in thousands)
Deferred tax assets
Insurance reserves	$3,369,384	$156,639
Investments	418,128	0
Net unrealized loss on securities	159,362	0
Other	440	833
Deferred tax assets	3,947,314	157,472
Deferred tax liabilities
VOBA and deferred policy acquisition cost	1,506,010	247,825
Investments	0	4,467
Deferred sales inducements	342,588	158,463
Net unrealized gain on securities	0	32,414
Deferred tax liabilities	1,848,598	443,169
Net deferred tax asset (liability)	$2,098,716	$(285,697)

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The Company had no valuation allowance as of December 31, 2016 and 2015. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The Company’s income (loss) from operations before income taxes includes income (loss) from domestic operations of $(1,771) million, $165 million, and $259 million for the years ended December 31, 2016, 2015 and 2014, respectively.
The Company’s liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.
The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit). As of December 31, 2016, 2015, and 2014 the Company recognized nothing in the Statements of Operations and recognized no liabilities in the Statements of Financial Position for tax-related interest and penalties. The Company had zero unrecognized tax benefits as of December 31, 2016 and 2015. The Company does not anticipate any significant changes within the next 12 months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.
At December 31, 2016, the Company remains subject to examination in the U.S. for tax years 2009 through 2015.
The Company is participating in the IRS’s Compliance Assurance Program. Under this program, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolution programs are available to resolve the disagreements in a timely manner before the tax returns are filed.
10.    FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value Measurement – Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include certain cash equivalents, short-term investments, equity securities and derivative contracts that trade on an active exchange market.
Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company’s Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not trade in active markets because they are not publicly available), certain short-term investments, certain cash equivalents and certain OTC derivatives.
Level 3 - Fair value is based on at least one significant unobservable input for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company’s Level 3 assets and liabilities primarily include: certain fixed maturities, certain equity securities, certain short-term investments, certain cash equivalents, certain highly structured OTC derivative contracts and embedded derivatives resulting from reinsurance or certain products with guaranteed benefits.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Assets and Liabilities by Hierarchy Level – The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

	As of December 31, 2016
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S Treasury securities and obligations of U.S. government authorities and agencies	$0	$4,465,025	$0	$0	$4,465,025
Obligations of U.S. states and their political subdivisions	0	89,974	0	0	89,974
Foreign government bonds	0	69,299	87	0	69,386
U.S. corporate public securities	0	1,909,440	15,598	0	1,925,038
U.S. corporate private securities	0	997,004	124,864	0	1,121,868
Foreign corporate public securities	0	217,363	0	0	217,363
Foreign corporate private securities	0	526,504	11,527	0	538,031
Asset-backed securities(5)	0	219,574	31,735	0	251,309
Commercial mortgage-backed securities	0	484,713	0	0	484,713
Residential mortgage-backed securities	0	200,056	0	0	200,056
Subtotal	0	9,178,952	183,811	0	9,362,763
Trading account assets:
U.S Treasury securities and obligations of U.S. government authorities and agencies	0	116,184	0	0	116,184
Corporate securities	0	21,632	0	0	21,632
Asset-backed securities(5)	0	1,697	0	0	1,697
Equity securities	5,494	0	4,864	0	10,358
Subtotal	5,494	139,513	4,864	0	149,871
Equity securities, available-for-sale	0	18	0	0	18
Short-term investments	519,000	392,700	450	0	912,150
Cash equivalents	738,449	847,329	375	0	1,586,153
Other long-term investments	23,967	4,872,392	0	(4,582,540)	313,819
Reinsurance recoverables	0	0	240,091	0	240,091
Receivables from parent and affiliates	0	6,962	33,962	0	40,924
Subtotal excluding separate account assets	1,286,910	15,437,866	463,553	(4,582,540)	12,605,789
Separate account assets(2)	0	37,429,739	0	0	37,429,739
Total assets	$1,286,910	$52,867,605	$463,553	$(4,582,540)	$50,035,528
Future policy benefits(3)	$0	$0	$7,707,333	$0	$7,707,333
Payables to parent and affiliates	0	1,654,360	0	(1,654,360)	0
Other liabilities	5,051	0	0	0	5,051
Total liabilities	$5,051	$1,654,360	$7,707,333	$(1,654,360)	$7,712,384

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	As of December 31, 2015
	Level 1	Level 2	Level 3	Netting (1)	Total

	(in thousands)
Fixed maturities, available-for-sale:
U.S Treasury securities and obligations of U.S. government authorities and agencies	$0	$12,154	$0	$0	$12,154
Obligations of U.S. states and their political subdivisions	0	20,212	0	0	20,212
Foreign government bonds	0	49,283	0	0	49,283
U.S. corporate public securities	0	934,109	15,000	0	949,109
U.S. corporate private securities	0	523,298	107,777	0	631,075
Foreign corporate public securities	0	136,222	0	0	136,222
Foreign corporate private securities	0	220,818	4,531	0	225,349
Asset-backed securities(5)	0	104,797	46,493	0	151,290
Commercial mortgage-backed securities	0	215,740	0	0	215,740
Residential mortgage-backed securities	0	133,838	0	0	133,838
Subtotal	0	2,350,471	173,801	0	2,524,272
Trading account assets:
U.S Treasury securities and obligations of U.S. government authorities and agencies	0	0	0	0	0
Corporate securities	0	0	0	0	0
Asset-backed securities	0	0	0	0	0
Equity securities	5,653	0	0	0	5,653
Subtotal	5,653	0	0	0	5,653
Equity securities, available-for-sale	0	17	0	0	17
Short-term investments	157,257	520	450	0	158,227
Cash equivalents	0	0	225	0	225
Other long-term investments(4)	0	135,209	1,565	(21,508)	115,266
Reinsurance recoverables	0	0	3,012,653	0	3,012,653
Receivables from parent and affiliates	0	29,676	7,664	0	37,340
Subtotal excluding separate account assets	162,910	2,515,893	3,196,358	(21,508)	5,853,653
Separate account assets(2)	0	39,250,159	0	0	39,250,159
Total assets	$162,910	$41,766,052	$3,196,358	$(21,508)	$45,103,812
Future policy benefits(3)	$0	$0	$3,134,077	$0	$3,134,077
Payables to parent and affiliates	0	25,277	0	(25,277)	0
Total liabilities	$0	$25,277	$3,134,077	$(25,277)	$3,134,077

(1)
“Netting” amounts represent cash collateral of $2,928 million and $(3.8) million as of December 31, 2016 and 2015, respectively, and the impact of offsetting asset and liability positions held with the same counterparty, subject to master netting arrangements.

(2)
Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company’s Statements of Financial Position.

(3)
As of December 31, 2016, the net embedded derivative liability position of $7,707 million includes $1,060 million of embedded derivatives in an asset position and $8,767 million of embedded derivatives in a liability position. As of December 31, 2015, the net embedded derivative liability position of $3,134 million includes $34 million of embedded derivatives in an asset position and $3,168 million of embedded derivatives in a liability position.

(4)	Prior period amounts are presented on a basis consistent with the current period presentation, reflecting the adoption of ASU 2015-07.

(5)	Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.
Fixed Maturity Securities – The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds and default rates. If the pricing information received from third party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.
Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally developed valuation. As of December 31, 2016 and 2015 overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.
The Company conducts several specific price monitoring activities. Daily analyses identify price changes over predetermined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.
The fair value of private fixed maturities, which are comprised of investments in private placement securities, originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including observed prices and spreads for similar publicly traded or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.
Trading Account Assets – Trading account assets consist primarily of fixed maturities and equity securities whose fair values are determined consistent with similar instruments described under "Fixed Maturities" and “Equity Securities.”
Equity Securities – Equity securities consist principally of investments in common stock of publicly traded companies, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy.
Derivative Instruments – Derivatives are recorded at fair value either as assets, within “Other long-term investments,” or as liabilities, within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, NPR, liquidity and other factors. For derivative positions included within Level 3 of the fair value hierarchy, liquidity valuation adjustments are made to reflect the cost of exiting significant positions, and consider the bid-ask spread, maturity, complexity, and other specific attributes of the underlying derivative position.
The Company's exchange-traded futures include treasury and equity futures. These futures are valued using quoted prices in active markets and are classified within Level 1 in the fair value hierarchy.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company’s policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models’ key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.
The Company’s cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including Overnight Indexed Swap discount rates, obtained from external market data providers, third-party pricing vendors, and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.
Derivatives classified as Level 3 include structured products. These derivatives are valued based upon models, such as Monte Carlo simulation models and other techniques, that utilize significant unobservable inputs. Level 3 methodologies are validated through periodic comparison of the Company’s fair values to external broker-dealer values. As of December 31, 2016, there were no internally valued derivatives with the fair value classified within Level 3. As of December 31, 2015 there were $1.6 million internally valued derivatives with the fair value classified within Level 3, and all other derivatives were classified within Level 2. See Note 11 for more details on the fair value of derivative instruments by primary underlying.

Effective January 1, 2016, the Company adopted new accounting guidance (ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share or Its Equivalent (Topic 820)), which removes the requirement to categorize within the fair value hierarchy all investments measured at net asset value per share (or its equivalent) as a practical expedient. As a result of the adoption of this new guidance, certain other long-term investments are no longer classified in the fair value hierarchy. The guidance was required to be applied retrospectively, and therefore, prior period amounts have been revised to conform to the current period presentation. At December 31, 2016 and 2015, the fair values of these investments were $0.4 million and $0.6 million, respectively, which had been previously classified in Level 3 at December 31, 2015.
Cash Equivalents and Short-Term Investments – Cash equivalents and short-term investments include money market instruments and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are classified within Level 2 and Level 3. Level 2 instruments are generally fair valued based on market observable inputs. Level 3 instruments are internally valued based on internal asset manager valuations.
Separate Account Assets – Separate account assets include fixed maturity securities, treasuries, equity securities and mutual funds for which values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and “Equity Securities”.
Receivables from Parent and Affiliates – Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company’s legal entity where fair value is determined consistent with similar securities described above under “Fixed Maturity Securities” managed by affiliated asset managers.
Reinsurance Recoverables – Reinsurance recoverables carried at fair value include the reinsurance of the Company’s living benefit guarantees on certain variable annuity contracts. These guarantees are accounted for as embedded derivatives and are recorded in “Reinsurance Recoverables” or “Reinsurance Payables” when fair value is in an asset or liability position, respectively. The methods and assumptions used to estimate the fair value are consistent with those described below in “Future Policy Benefits”. The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.
Future Policy Benefits – The liability for future policy benefits is related to guarantees primarily associated with the living benefit features of certain variable annuity contracts, including GMAB, GMWB and GMIWB, accounted for as embedded derivatives. The fair values of these liabilities are calculated as the present value of future expected benefit payments to contractholders less the present value of future expected rider fees attributable to the living benefit feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management's judgment.
The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company’s market-perceived NPR, as well as actuarially determined assumptions,

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.
Capital market inputs and actual contractholders’ account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the contractholders’ account values. The Company’s discount rate assumption is based on the LIBOR swap curve, adjusted for an additional spread relative to LIBOR to reflect NPR.
Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations, and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long-term trend is observed in an interim period.
Transfers between Levels 1 and 2 – Transfers between levels are made to reflect changes in observability of inputs and market activity. Transfers into or out of any level are generally reported as the value as of the beginning of the quarter in which the transfers occur for any such assets still held at the end of the quarter. Periodically there are transfers between Level 1 and Level 2 for assets held in the Company’s Separate Account. During the years ended December 31, 2016 and 2015, there were no transfers between Level 1 and Level 2.
Level 3 Assets and Liabilities by Price Source – The tables below present the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources.

	As of December 31, 2016
	Internal(1)	External(2)	Total

	(in thousands)
Foreign government bonds	$0	$87	$87
Corporate securities(3)	136,391	15,598	151,989
Asset-backed securities(4)	0	31,735	31,735
Equity securities	1,405	3,459	4,864
Short-term investments	450	0	450
Cash equivalents	375	0	375
Other long-term investments	0	0	0
Reinsurance recoverables	240,091	0	240,091
Receivables from parent and affiliates	0	33,962	33,962
Total assets	$378,712	$84,841	$463,553
Future policy benefits	$7,707,333	$0	$7,707,333
Total liabilities	$7,707,333	$0	$7,707,333

	As of December 31, 2015
	Internal(1)	External(2)	Total

	(in thousands)
Foreign government bonds	$0	$0	$0
Corporate securities(3)	111,295	16,013	127,308
Asset-backed securities(4)	0	46,493	46,493
Equity securities	0	0	0
Short-term investments	450	0	450
Cash equivalents	225	0	225
Other long-term investments(5)	1,565	0	1,565
Reinsurance recoverables	3,012,653	0	3,012,653
Receivables from parent and affiliates	0	7,664	7,664
Total assets	$3,126,188	$70,170	$3,196,358
Future policy benefits	$3,134,077	$0	$3,134,077
Total liabilities	$3,134,077	$0	$3,134,077

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

(1)
Represents valuations reflecting both internally-derived and market inputs as well as third-party pricing information or quotes. See below for additional information related to internally-developed valuation for significant items in the above table.

(2)	Represents unadjusted prices from independent pricing-services and independent indicative broker quotes where pricing inputs are not readily available.

(3)	Includes assets classified as fixed maturities, available-for-sale.

(4)	Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(5)	Prior period amounts are presented on a basis consistent with the current period presentation, reflecting the adoption of ASU 2015-07.

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities – The tables below present quantitative information on significant internally-priced Level 3 assets and liabilities.

	As of December 31, 2016
	Fair Value	Primary Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)

	(in thousands)
Assets:
Corporate securities	$136,391	Discounted cash flow	Discount rate	3.24%	17.12%	4.71%	Decrease
		Liquidation	Liquidation Value	98.21%	98.68%	98.64%	Increase
Reinsurance recoverables	$240,091	Fair values are determined in the same manner as future policy benefits
Liabilities:
Future policy benefits(2)	$7,707,333	Discounted cash flow	Lapse rate(3)	0%	13%		Decrease
			NPR spread(4)	0.25%	1.50%		Decrease
			Utilization rate(5)	52%	96%		Increase
			Withdrawal rate	See table footnote (6) below
			Mortality rate(7)	0%	14%		Decrease
			Equity volatility curve	16%	25%		Increase

	As of December 31, 2015
	Fair Value	Primary Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)

	(in thousands)
Assets:
Corporate securities	$111,295	Discounted cash flow	Discount rate	3.71%	17.95%	4.43%	Decrease
Reinsurance recoverables	$3,012,653	Fair values are determined in the same manner as future policy benefits
Liabilities:
Future policy benefits(2)	$3,134,077	Discounted cash flow	Lapse rate(3)	0%	14%		Decrease
			NPR spread(4)	0.06%	1.76%		Decrease
			Utilization rate(5)	63%	95%		Increase
			Withdrawal rate(6)	74%	100%		Increase
			Mortality rate(7)	0%	14%		Decrease
			Equity volatility curve	17%	28%		Increase

(1)	Conversely, the impact of a decrease in input would have the opposite impact for the fair value as that presented in the table.

(2)
Future policy benefits primarily represent general account liabilities for the optional living benefit features of the Company’s variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

(3)
Lapse rates are adjusted at the contract level based on the in-the-moneyness of the living benefit, and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates are also generally assumed to be lower for the period where surrender charges apply.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

(4)
To reflect NPR, the Company incorporates an additional spread over LIBOR into the discount rate used in the valuation of individual living benefit contracts in a liability position and generally not to those in a contra-liability position. The NPR spread reflects the financial strength ratings of the Company and its affiliates, as these are insurance liabilities and senior to debt. The additional spread over LIBOR is determined by utilizing the credit spreads associated with issuing funding agreements adjusted for any illiquidity risk premium.

(5)
The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration, and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal. Range reflects the utilization rate for the vast majority of business with living benefits.

(6)
The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions vary based on the age of the contractholder, the tax status of the contract and the duration since the contractholder began lifetime withdrawals. As of December 31, 2016, the minimum withdrawal assumption rate is 78% and the maximum withdrawal assumption rate may be greater than 100%. The fair value of the liability will generally increase the closer the withdrawal rate is to 100% and decrease as the withdrawal rate moves further away from 100%.

(7)
Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 35 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%. Based on historical experience, the Company applies a set of age and duration specific mortality rate adjustments compared to standard industry tables. A mortality improvement assumption is also incorporated into the overall mortality table.

Interrelationships Between Unobservable Inputs – In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:
Corporate Securities – The rate used to discount future cash flows reflects current risk-free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.
Future Policy Benefits – The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.
Valuation Process for Fair Value Measurements Categorized within Level 3 – The Company has established an internal control infrastructure over the valuation of financial instruments that requires ongoing oversight by its various business groups. These management control functions are segregated from the trading and investing functions. For invested assets, the Company has established oversight teams, often in the form of pricing committees within each asset management group. The teams, which typically include representation from investment, accounting, operations, legal and other disciplines are responsible for overseeing and monitoring the pricing of the Company’s investments and performing periodic due diligence reviews of independent pricing services. An actuarial valuation team oversees the valuation of living benefit features of the Company’s variable annuity contracts.
The Company has also established policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of investment prices against market activity or indicators of reasonableness, analysis of portfolio returns to corresponding benchmark returns, back-testing, review of bid/ask spreads to assess activity, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. For living benefit features of the Company’s variable annuity products, the actuarial valuation unit periodically tests contract input data, and actuarial assumptions are reviewed at least annually and updated based upon emerging experience, future expectations and other data, including any observable market data. The valuation policies and guidelines are reviewed and updated as appropriate.
Within the trading and investing functions, the Company has established policies and procedures that relate to the approval of all new transaction types, transaction pricing sources and fair value hierarchy coding within the financial reporting system. For variable annuity product changes or new launches of living benefit features, the actuarial valuation unit validates input logic and new product features and agrees new input data directly to source documents.
Changes in Level 3 assets and liabilities – The following tables provide summaries of the changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2016
	Fixed Maturities Available-For-Sale
	Foreign Government Bonds	U.S. Corporate Public Securities	U.S. Corporate Private Securities	Foreign Corporate Public Securities	Foreign Corporate Private Securities	Asset- Backed Securities(5)	Commercial Mortgage-Backed Securities
	(in thousands)
Fair value, beginning of period	$0	$15,000	$107,777	$0	$4,531	$46,493	$0
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	0	0	(4,865)	0	877	(26)	0
Asset management fees and other income	0	0	0	0	0	0	0
Included in other comprehensive income (loss)	(8)	0	1,380	1	932	161	0
Net investment income	0	6	5,651	(1)	179	139	0
Purchases	0	0	14,224	0	8,647	72,939	0
Sales	0	0	(105)	0	0	(6,739)	0
Issuances	0	0	0	0	0	0	0
Settlements	0	(111)	(1,845)	0	(7,129)	(540)	0
Transfers into Level 3(1)	95	703	10,176	129	8,686	34,984	0
Transfers out of Level 3(1)	0	0	(7,529)	(129)	(5,196)	(115,676)	0
Other(3)	0	0	0	0	0	0	0
Fair Value, end of period	$87	$15,598	$124,864	$0	$11,527	$31,735	$0
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$0	$(4,917)	$0	$0	$(26)	$0
Asset management fees and other income	$0	$0	$0	$0	$0	$0	$0

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2016
	Trading Account Assets - Asset Backed Securities	Trading Account Assets - Equity Securities	Equity Securities, Available- for-Sale	Short-term Investments	Cash Equivalents
	(in thousands)
Fair value, beginning of period	$0	$0	$0	$450	$225
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	0	0	0	0	0
Asset management fees and other income	(161)	(123)	0	0	0
Included in other comprehensive income (loss)	0	0	(351)	0	0
Net investment income	0	0	0	0	0
Purchases	0	3,422	351	0	150
Sales	0	0	0	0	0
Issuances	0	0	0	0	0
Settlements	(2,634)	0	0	0	0
Transfers into Level 3(1)	0	0	0	0	0
Transfers out of Level 3(1)	0	0	0	0	0
Other(3)	2,795	1,565	0	0	0
Fair Value, end of period	$0	$4,864	$0	$450	$375
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$0	$0	$0	$0
Asset management fees and other income	$0	$(123)	$0	$0	$0

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2016
	Other Long-term Investments	Reinsurance Recoverables	Receivables from Parent and Affiliates	Future Policy Benefits
	(in thousands)
Fair value, beginning of period	$1,565	$3,012,653	$7,664	$(3,134,077)
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net(6)	0	(2,852,588)	(13)	(3,791,759)
Asset management fees and other income	0	0	0	0
Included in other comprehensive income (loss)	0	0	50	0
Net investment income	0	0	0	0
Purchases	0	70,448	34,000	0
Sales	0	0	(1,987)	0
Issuances	0	0	0	(781,497)
Settlements	0	0	0	0
Transfers into Level 3(1)	0	0	0	0
Transfers out of Level 3(1)	0	0	(2,957)	0
Other(3)	(1,565)	9,578	(2,795)	0
Fair value, end of period	$0	$240,091	$33,962	$(7,707,333)
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$59,501	$0	$(3,740,535)
Asset management fees and other income	$0	$0	$0	$0

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2015(4)
	Fixed Maturities Available-For-Sale
	Foreign Government Bonds	U.S. Corporate Public Securities	U.S. Corporate Private Securities	Foreign Corporate Public Securities	Foreign Corporate Private Securities	Asset- Backed Securities(5)	Commercial Mortgage- Backed Securities
	(in thousands)
Fair value, beginning of period	$0	$16,860	$98,544	$0	$666	$40,524	$0
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	0	0	(16)	0	62	9	0
Asset management fees and other income	0	0	0	0	0	0	0
Included in other comprehensive income (loss)	0	(23)	(2,992)	0	(24)	(170)	0
Net investment income	0	9	5,264	0	1	49	0
Purchases	0	0	6,233	0	0	20,053	1,565
Sales	0	0	(1,548)	0	0	(15,878)	0
Issuances	0	0	0	0	0	0	0
Settlements	0	(119)	(1,863)	0	(678)	(3,704)	0
Transfers into Level 3(1)	0	0	4,155	0	4,504	34,921	0
Transfers out of Level 3(1)	0	(1,727)	0	0	0	(29,311)	(1,565)
Other	0	0	0	0	0	0	0
Fair value, end of period	$0	$15,000	$107,777	$0	$4,531	$46,493	$0
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$0	$0	$0	$0	$0	$0
Asset management fees and other income	$0	$0	$0	$0	$0	$0	$0

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2015(4)
	Trading Account Assets - Asset Backed Securities	Trading Account Assets Equity Securities	Equity Securities, Available-For-Sale	Short-Term Investments	Cash Equivalents
	(in thousands)
Fair value, beginning of period	$0	$0	$0	$0	$225
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	0	0	0	0	0
Asset management fees and other income	0	0	0	0	0
Included in other comprehensive income (loss)	0	0	0	0	0
Net investment income	0	0	0	0	0
Purchases	0	0	0	450	0
Sales	0	0	0	0	0
Issuances	0	0	0	0	0
Settlements	0	0	0	0	0
Transfers into Level 3(1)	0	0	0	0	0
Transfers out of Level 3(1)	0	0	0	0	0
Other	0	0	0	0	0
Fair value, end of period	$0	$0	$0	$450	$225
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$0	$0	$0	$0
Asset management fees and other income	$0	$0	$0	$0	$0

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year ended December 31, 2015(4)
	Other Long-term Investments	Reinsurance Recoverables	Receivables from Parent and Affiliates	Future Policy Benefits
	(in thousands)
Fair value, beginning of period	$0	$2,996,154	$22,320	$(3,112,411)
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	1,405	(212,035)	0	217,101
Asset management fees and other income	0	0	0	0
Included in other comprehensive income (loss)	0	0	(264)	0
Net investment income	0	0	1	0
Purchases	160	228,534	0	0
Sales	0	0	0	0
Issuances	0	0	0	(238,767)
Settlements	0	0	0	0
Transfers into Level 3(1)	0	0	6,941	0
Transfers out of Level 3(1)	0	0	(21,334)	0
Other	0	0	0	0
Fair value, end of period	$1,565	$3,012,653	$7,664	$(3,134,077)
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$1,405	$(117,840)	$0	$119,609
Asset management fees and other income	$0	$0	$0	$0

The following tables summarize the portion of changes in fair values of Level 3 assets and liabilities included in earnings and other comprehensive income for the year ended December 31, 2014, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held as of December 31, 2014.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2014(4)
	Fixed Maturities Available-For-Sale
	Foreign Government Bonds	U.S. Corporate Public Securities	U.S. Corporate Private Securities	Foreign Corporate Public Securities	Foreign Corporate Private Securities	Asset- Backed Securities(5)	Commercial Mortgage-Backed Securities
	(in thousands)
Included in earnings:
Realized investment gains (losses), net	$0	$0	$1,423	$0	$169	$0	$0
Asset management fees and other income	$0	$0	$0	$0	$0	$0	$0
Included in other comprehensive income (loss)	$0	$(42)	$(763)	$0	$(41)	$196	$(83)
Net investment income	$0	$37	$4,953	$0	$34	$120	$0
Unrealized gains (losses) for assets still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$0	$0	$0	$0	$0	$0
Asset management fees and other income	$0	$0	$0	$0	$0	$0	$0

	Year Ended December 31, 2014(4)
	Trading Account Assets - Asset Backed Securities	Trading Account Assets - Equity Securities	Equity Securities, Available-For-Sale	Short-term Investments	Cash Equivalents
	(in thousands)
Total gains or (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	$0	$0	$0	$0	$0
Asset management fees and other income	$0	$15	$0	$0	$0
Included in other comprehensive income (loss)	$0	$0	$0	$0	$0
Net investment income	$0	$0	$0	$0	$0
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$0	$0	$0	$0
Asset management fees and other income	$0	$15	$0	$0	$0

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year ended December 31, 2014 (4)
	Other Long-term Investments	Reinsurance Recoverables	Receivables from Parent and Affiliates	Future Policy Benefits
	(in thousands)
Total gains(losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	$0	$2,013,931	$0	$(2,088,505)
Asset management fees and other income	$0	$0	$0	$0
Included in other comprehensive income (loss)	$0	$0	$(420)	$0
Net investment income	$0	$0	$0	$0
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$2,040,238	$0	$(2,115,680)
Asset management fees and other income	$0	$0	$0	$0

(1)	Transfers into or out of any level are generally reported as the value as of the beginning of the quarter in which the transfer occurs for any such assets still held at the end of the quarter.

(2)	Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

(3)	Primarily related to private warrants reclassified from derivatives to trading securities.

(4)	Prior period amounts have been reclassified to conform to current period presentation, including the adoption of ASU 2015-07.

(5)	Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(6)
Realized investment gains (losses) on Future Policy Benefits and Reinsurance Recoverables primarily represents the change in the fair value of the Company's living benefit guarantees on certain of its variable annuity contracts. Refer to Note 1 for impacts to Realized investment gains (losses) related to the Variable Annuities Recapture.

Transfers – Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company is able to validate.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Fair Value of Financial Instruments
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company’s Statements of Financial Position; however, in some cases, as described below, the carrying amount equals or approximates fair value.

	December 31, 2016
	Fair Value				Carrying Amount(1)
	Level 1	Level 2	Level 3	Total	Total

	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,235,842	$1,235,842	$1,231,893
Policy loans	0	0	12,719	12,719	12,719
Short-term investments	0	35,000	0	35,000	35,000
Cash and cash equivalents	6,886	255,000	0	261,886	261,886
Accrued investment income	0	86,004	0	86,004	86,004
Reinsurance recoverables	0	0	63,775	63,775	63,775
Receivables from parent and affiliates	0	70,779	0	70,779	70,779
Other assets	0	53,858	0	53,858	53,858
Total assets	$6,886	$500,641	$1,312,336	$1,819,863	$1,815,914
Liabilities:
Policyholders’ account balances - investment contracts	$0	$0	$247,986	$247,986	$250,493
Cash collateral for loaned securities	0	23,350	0	23,350	23,350
Short-term debt	0	28,146	0	28,146	28,101
Long-term debt	0	994,198	0	994,198	971,899
Reinsurance Payables	0	0	63,775	63,775	63,775
Payables to parent and affiliates	0	91,432	0	91,432	91,432
Other liabilities	0	189,366	0	189,366	189,366
Separate account liabilities - investment contracts	0	187	0	187	187
Total liabilities	$0	$1,326,679	$311,761	$1,638,440	$1,618,603

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	December 31, 2015(2)
	Fair Value				Carrying Amount(1)
	Level 1	Level 2	Level 3	Total	Total

	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$2,793	$448,349	$451,142	$438,172
Policy loans	0	0	13,054	13,054	13,054
Short-term investments	0	0	0	0	0
Cash and cash equivalents	311	0	0	311	311
Accrued investment income	0	22,615	0	22,615	22,615
Reinsurance recoverables	0	0	0	0	0
Receivables from parent and affiliates	0	14,868	0	14,868	14,868
Other assets	0	1,085	0	1,085	1,085
Total assets	$311	$41,361	$461,403	$503,075	$490,105
Liabilities:
Policyholders’ account balances - investment contracts	$0	$0	$102,438	$102,438	$103,003
Cash collateral for loaned securities	0	10,568	0	10,568	10,568
Short-term debt	0	1,000	0	1,000	1,000
Long-term debt	0	0	0	0	0
Reinsurance payables	0	0	0	0	0
Payables to parent and affiliates	0	25,677	0	25,677	25,677
Other liabilities	0	83,464	0	83,464	83,464
Separate account liabilities - investment contracts	0	293	0	293	293
Total liabilities	$0	$121,002	$102,438	$223,440	$224,005

(1)
Carrying values presented herein differ from those in the Company’s Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments. Financial statement captions excluded from the above table are not considered financial instruments.

(2)
Effective January 1, 2016, the Company adopted new accounting guidance (ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share or Its Equivalent (Topic 820)), which removes the requirement to categorize within the fair value hierarchy all investments measured at net asset value per share (or its equivalent) as a practical expedient. As a result of the adoption of this new guidance, certain other long-term investments are no longer classified in the fair value hierarchy. The guidance was required to be applied retrospectively, and therefore, prior period amounts have been conformed to the current period presentation. At December 31, 2016 and December 31, 2015, the fair values of these cost method investments were $3.4 million and $3.3 million, respectively, which had been previously classified in Level 3 at December 31, 2015. The carrying values of these investments were $3.1 million and $3.1 million as of December 31, 2016 and December 31, 2015, respectively.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

Commercial Mortgage and Other Loans
The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate or foreign government bond rate (for non-U.S. dollar denominated loans) plus an appropriate credit spread for loans of similar quality, average life and currency. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology. Certain commercial mortgage loans are valued incorporating other factors, including the terms of the loans, the principal exit strategies and their timing for the loans, prevailing interest rates and credit risk.
Policy Loans
Policy loans carrying value approximates fair value.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Cash and Cash Equivalents, Accrued Investment Income, Receivables from Parent and Affiliates, and Other Assets
The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash and cash equivalent instruments, accrued investment income, and other assets that meet the definition of financial instruments, including receivables such as unsettled trades and accounts receivable.
Reinsurance Recoverables and Reinsurance Payables
Reinsurance recoverables and reinsurance payables include corresponding receivables and payables associated with reinsurance arrangements between the Company and related parties. See Note 13 for additional information about the Company's reinsurance arrangements.
Policyholders’ Account Balances - Investment Contracts
Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are generally derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.
Cash Collateral for Loaned Securities
Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities. For these transactions, the carrying value of the related asset or liability approximates fair value as they equal the amount of cash collateral received or paid.
Short-Term and Long-Term Debt
The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For debt with a maturity of less than 90 days, the carrying value approximates fair value.
Other Liabilities and Payables to Parent and Affiliates
Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short-term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.
Separate Account Liabilities - Investment Contracts
Only the portion of separate account liabilities related to products that are investment contracts are reflected in the table above. Separate account liabilities are recorded at the amount credited to the contractholder, which reflects the change in fair value of the corresponding separate account assets including contractholder deposits less withdrawals and fees; therefore, carrying value approximates fair value.

11.    DERIVATIVE INSTRUMENTS
Types of Derivative Instruments and Derivative Strategies
Interest Rate Contracts
Interest rate swaps, options and futures are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it owns or anticipates acquiring or selling.
Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The Company also uses swaptions, interest rate caps and interest rate floors to manage interest rate risk. A swaption is an option to enter into a swap with a forward starting effective date. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. In an interest rate cap, the buyer receives payments at the end of each period in which the interest rate exceeds the agreed strike price. Similarly, in an interest rate floor, the buyer receives payments at the end of each period in which the interest rate is below the agreed strike price. Swaptions and interest rate caps and floors are included in interest rate options.
In exchange-traded interest rate futures transactions, the Company purchases or sells a specified number of contracts, the values of which are determined by the values of underlying referenced investments, and posts variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission's merchants who are members of a trading exchange.
Equity Contracts
Equity index options and futures are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index derivatives to hedge the effects of adverse changes in equity indices within a predetermined range.
Total return swaps are contracts whereby the Company agrees with counterparties to exchange, at specified intervals, the difference between the return on an asset (or market index) and LIBOR plus an associated funding spread based on a notional amount. The Company generally uses total return swaps to hedge the effect of adverse changes in equity indices.
Foreign Exchange Contracts
Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.
Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated. These earnings hedges do not qualify for hedge accounting.
Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

Credit Contracts
Credit derivatives are used by the Company to enhance the return on the Company’s investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company sells credit protection on a single name reference, or certain index reference, and in return receives a quarterly premium. With credit default derivatives, this premium or credit spread generally corresponds to the difference between the yield on the referenced name’s public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security or pay the referenced amount less the auction recovery rate. See "Credit Derivatives" below for a discussion of guarantees related to credit derivatives written. In addition to selling credit protection, the Company may purchase credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio.
Embedded Derivatives
The Company sold variable annuity products, which may include guaranteed benefit features that are accounted for as embedded derivatives. Related to these embedded derivatives, the Company has entered into reinsurance agreements to transfer the risk associated with certain benefit features to an affiliate, Prudential Insurance. Additionally, the Company assumed variable annuities living benefit guarantees from Pruco Life, excluding PLNJ business which was reinsured to Prudential Insurance. These reinsurance agreements are derivatives accounted for in the same manner as embedded derivatives. See Note 1 for additional information on the change to the reinsurance agreements effective April 1, 2016.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

These derivatives are carried at fair value and are marked to market through “Realized investment gains (losses), net” based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 10.
The table below provides a summary of the gross notional amount and fair value of derivatives contracts by the primary underlying, excluding embedded derivatives which are recorded with the associated host and related reinsurance recoverables. Many derivative instruments contain multiple underlyings. The fair value amounts below represent the gross fair value of derivative contracts prior to taking into account the netting effects of master netting agreements, cash collateral held with the same counterparty and non-performance risk.

	December 31, 2016			December 31, 2015
		Gross Fair Value			Gross Fair Value
Primary Underlying	Notional	Assets	Liabilities	Notional	Assets	Liabilities

	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Currency/Interest Rate
Foreign Currency Swaps	$472,701	$38,249	$(2,776)	$115,358	$15,910	$(206)
Total Qualifying Hedges	$472,701	$38,249	$(2,776)	$115,358	$15,910	$(206)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate
Interest Rate Futures	$2,474,000	$23,967	$0	$0	$0	$0
Interest Rate Swaps	81,872,695	4,439,270	(1,163,388)	1,872,750	84,817	(13,452)
Interest Rate Options	10,825,000	278,763	(135,554)	100,000	9,431	0
Interest Rate Forwards	498,311	0	(25,082)	0	0	0
Foreign Currency
Foreign Currency Forwards	1,491	6	0	2,752	23	0
Currency/Interest Rate
Foreign Currency Swaps	130,470	16,627	(635)	77,729	11,220	0
Equity
Equity Futures	1,269,044	0	(5,051)	0	0	0
Total Return Swaps	12,784,166	69,827	(281,193)	217,999	320	(3,626)
Equity Options	4,610,001	29,650	(45,732)	18,286,800	15,054	(7,993)
Total Non-Qualifying Hedges	$114,465,178	$4,858,110	$(1,656,635)	$20,558,030	$120,865	$(25,071)
Total Derivatives (1)	$114,937,879	$4,896,359	$(1,659,411)	$20,673,388	$136,775	$(25,277)

(1)	Excludes embedded derivatives and the related reinsurance recoverables which contain multiple underlyings.
The fair value of the embedded derivatives, included in "Future policy benefits," was a net liability of $7,707 million and $3,134 million as of December 31, 2016 and 2015, respectively. The fair value of the related reinsurance recoverables was an asset of $231 million and $3,013 million as of December 31, 2016 and 2015, respectively, included in "Reinsurance recoverables". See Note 13 for additional information on these reinsurance agreements.
The fair value of the embedded derivatives pertaining to the variable annuity products with a market value adjustment option assumed from Pruco Life as part of the Variable Annuities Recapture, included in "Reinsurance payables", was a net asset of $10 million as of December 31, 2016.
Offsetting Assets and Liabilities
The following table presents recognized derivative instruments (excluding embedded derivatives and associated reinsurance recoverables), and repurchase and reverse repurchase agreements, that are offset in the Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Statements of Financial Position.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	December 31, 2016
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount

	(in thousands)
Offsetting of Financial Assets:
Derivatives	$4,872,392	$(4,582,540)	$289,852	$0	$289,852
Securities purchased under agreements to resell	255,000	0	255,000	(255,000)	0
Total Assets	$5,127,392	$(4,582,540)	$544,852	$(255,000)	$289,852
Offsetting of Financial Liabilities:
Derivatives	$1,654,360	$(1,654,360)	$0	$0	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$1,654,360	$(1,654,360)	$0	$0	$0

	December 31, 2015
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount

	(in thousands)
Offsetting of Financial Assets:
Derivatives	$135,210	$(21,508)	$113,702	$(101,288)	$12,414
Offsetting of Financial Liabilities:
Derivatives	$25,277	$(25,277)	$0	$0	$0

(1)	Amounts exclude the excess of collateral received/pledged from/to the counterparty.

For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see “Credit Risk” below and Note 15. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company's accounting policies for securities repurchase and resale agreements, see Note 2 to the Financial Statements.
Cash Flow Hedges
The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, equity or embedded derivatives in any of its cash flow hedge accounting relationships.
The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2016
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$3,006	$9,648	$(3,102)
Total cash flow hedges	0	3,006	9,648	(3,102)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(2,219,894)	0	0	0
Currency	361	0	0	0
Currency/Interest Rate	11,642	0	516	0
Credit	0	0	0	0
Equity	(1,755,946)	0	0	0
Embedded Derivatives	437,323	0	0	0
Total non-qualifying hedges	(3,526,514)	0	516	0
Total	$(3,526,514)	$3,006	$10,164	$(3,102)

	Year Ended December 31, 2015
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$608	$1,116	$10,008
Total cash flow hedges	0	608	1,116	10,008
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	20,536	0	0	0
Currency	115	0	0	0
Currency/Interest Rate	8,337	0	202	0
Credit	(3)	0	0	0
Equity	(3,233)	0	0	0
Embedded Derivatives	(24,371)	0	0	0
Total non-qualifying hedges	1,381	0	202	0
Total	$1,381	$608	$1,318	$10,008

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2014
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$14	$134	$8,492
Total cash flow hedges	0	14	134	8,492
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	123,327	0	0	0
Currency	0	0	0	0
Currency/Interest Rate	5,934	0	143	0
Credit	(14)	0	0	0
Equity	(23,811)	0	0	0
Embedded Derivatives	(113,549)	0	0	0
Total non-qualifying hedges	(8,113)	0	143	0
Total	$(8,113)	$14	$277	$8,492

(1)	Amounts deferred in AOCI.

For the years ended December 31, 2016, 2015 and 2014, the ineffective portion of derivatives accounted for using hedge accounting was not material to the Company’s results of operations. Also, there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.
Presented below is a rollforward of current period cash flow hedges in “Accumulated other comprehensive income (loss)” before taxes:

(in thousands)
Balance, December 31, 2013	$(3,653)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2014	8,640
Amount reclassified into current period earnings	(148)
Balance, December 31, 2014	4,839
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2015	12,078
Amount reclassified into current period earnings	(2,070)
Balance, December 31, 2015	14,847
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2016	9,698
Amounts reclassified into current period earnings	(12,800)
Balance, December 31, 2016	$11,745
Using December 31, 2016 values, it is estimated that a pre-tax gain of approximately $5 million will be reclassified from AOCI to earnings during the subsequent twelve months ending December 31, 2017, offset by amounts pertaining to the hedged item. As of December 31, 2016, the Company did not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 19 years. Income amounts deferred in AOCI as a result of cash flow hedges are included in "Net unrealized investment gains (losses)" within OCI in the Statements of Operations and Comprehensive Income (Loss).
Credit Derivatives
The Company has no exposure from credit derivative positions where it has written or purchased credit protection as of December 31, 2016 and 2015.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by its counterparty to financial derivative transactions. The Company has credit risk exposure to an affiliate, Prudential Global Funding, LLC (“PGF”), related to its OTC derivative transactions. PGF manages credit risk with external counterparties by entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties, and by obtaining collateral, such as cash and securities, when appropriate. Additionally, limits are set on single party credit exposures which are subject to periodic management review.
Under fair value measurements, the Company incorporates the market’s perception of its own and the counterparty’s non-performance risk in determining the fair value of the portion of its OTC derivative assets and liabilities that are uncollateralized. Credit spreads are applied to the derivative fair values on a net basis by counterparty. To reflect the Company’s own credit spread a proxy based on relevant debt spreads is applied to OTC derivative net liability positions. Similarly, the Company’s counterparty’s credit spread is applied to OTC derivative net asset positions.

12.    COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS
Commitments
The Company had made commitments to fund $9 million and $5 million of commercial loans as of December 31, 2016 and 2015, respectively. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $121 million and $53 million as of December 31, 2016 and 2015, respectively.
Contingent Liabilities
On an ongoing basis, the Company’s internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.
The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see “Litigation and Regulatory Matters” below.
It is possible that the results of operations or the cash flows of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company’s financial position.
Litigation and Regulatory Matters
The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.
The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed, including matters discussed below. The Company estimates that as of December 31, 2016, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is less than $150 million. This estimate is not an indication of expected loss, if any, or the Company’s maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.
Escheatment Audit and Claims Settlement Practices Market Conduct Exam
In January 2012, a Global Resolution Agreement entered into by the Company and a third-party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third-party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File (“SSMDF”) to identify deceased insureds and contractholders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Substantially all other jurisdictions that are not signatories to the Global Resolution Agreement or the Regulatory Settlement Agreement have entered into similar agreements with the Company.
The New York Attorney General has subpoenaed the Company, along with other companies, regarding its unclaimed property procedures and may ultimately seek remediation and other relief, including damages. Additionally, the New York Office of Unclaimed Funds is conducting an audit of the Company’s compliance with New York’s unclaimed property laws.
Securities Lending Matter
In 2016, Prudential Financial self-reported to the United States Securities and Exchange Commission (“SEC"), and notified other regulators, that in some cases it failed to maximize securities lending income due to a long-standing restriction benefiting the Prudential Financial that limited the availability of loanable securities for certain separate account investments. Prudential Financial has removed the restriction and substantially implemented a remediation plan for the benefit of customers. Prudential Financial intends to complete the remediation process. The remediation plan remains subject to regulatory review and the Company is cooperating with regulators in their review of this matter.

Summary
The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company’s results of operations or cash flows in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flows for such period. In light of the unpredictability of the Company’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company’s financial position.
13.    REINSURANCE

The Company uses reinsurance as part of its risk management and capital management strategies for certain of its living benefit features and variable annuity base contracts. Through March 31, 2016, the Company reinsured its living benefit guarantees on certain variable annuity products to Pruco Re and Prudential Insurance, which are the legal entities in which the Company previously executed its living benefit hedging program. Effective April 1, 2016 the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re and Prudential Insurance, as discussed further in Note 1. In addition, the Company reinsured variable annuity base contracts, along with the living benefit guarantees, from Pruco Life, excluding the PLNJ business which was reinsured to Prudential Insurance. This reinsurance covers new and in force business and excludes business reinsured externally.

In the fourth quarter of 2015, the Company surrendered its New York license. The Company recaptured the New York living benefits previously ceded to Pruco Re, and reinsured the majority of its New York business, both the living benefit guarantees and base contracts, to Prudential Insurance. See Note 1 for additional information.

Realized investment gains and losses include the impact of reinsurance agreements, particularly reinsurance agreements involving living benefit guarantees. The Company has entered into reinsurance agreements to assume living benefit guarantees from Pruco Life, excluding PLNJ business which was reinsured to Prudential Insurance. See Note 1 for additional information on the change

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

to the reinsurance agreements effective April 1, 2016. These reinsurance agreements are derivatives and have been accounted for in the same manner as embedded derivatives and the changes in the fair value of these derivatives are recognized through "Realized investment gains (losses), net". See Note 11 for additional information related to the accounting for embedded derivatives.

Reinsurance amounts included in the Company's Statements of Financial Position as of December 31, were as follows:

	2016	2015
	(in thousands)
Reinsurance recoverables	$588,608	$3,088,328
Deferred policy acquisition costs	3,557,248	(73,864)
Deferred sales inducements	520,182	(39,253)
Value of business acquired	(2,357)	(2,632)
Other assets	112,802	0
Policyholders’ account balances	2,576,357	0
Future policy benefits	5,130,753	0
Reinsurance payables(1)	275,822	250,277
Other liabilities	335,713	0

(1)	"Reinsurance payables" includes $0.1 million and $0.2 million of unaffiliated activity as of December 31, 2016 and 2015, respectively.

The reinsurance recoverables by counterparty are broken out below:

	December 31, 2016	December 31, 2015
	(in thousands)
Prudential Insurance	$306,191	$323,363
Pruco Life	282,326	0
Pruco Re	0	2,764,927
Unaffiliated	91	38
Total reinsurance recoverables	$588,608	$3,088,328

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Reinsurance amounts, included in the Company’s Statements of Operations and Comprehensive Income for the years ended December 31, were as follows:

	2016	2015	2014
	(in thousands)
Premiums:
Direct	$39,326	$33,250	$34,903
Assumed	860,831	0	0
Ceded	(3,318)	(23,463)	0
Net premiums	896,839	9,787	34,903
Policy charges and fee income:
Direct	647,226	743,956	809,072
Assumed	1,153,752	0	0
Ceded(1)	(45,754)	(3,133)	(2,745)
Net policy charges and fee income	1,755,224	740,823	806,327
Asset administration fees and other income:
Direct	103,892	177,479	227,619
Assumed	205,221	0	0
Ceded	(9,729)	0	0
Net asset administration fees and other income	299,384	177,479	227,619
Realized investment gains (losses), net:
Direct	(3,612,578)	247,525	(1,967,588)
Assumed	(81,510)	0	0
Ceded	251,328	(241,473)	1,974,956
Realized investment gains (losses), net	(3,442,760)	6,052	7,368
Policyholders' benefits (including change in reserves):
Direct(3)	74,438	81,719	137,502
Assumed	553,280	0	0
Ceded (2)(3)	(23,661)	(21,258)	(367)
Net policyholders' benefits (including change in reserves)	604,057	60,461	137,135
Interest credited to policyholders’ account balances:
Direct	74,389	225,555	211,058
Assumed	(1,551)	0	0
Ceded	(3,949)	0	0
Net interest credited to policyholders’ account balances	68,889	225,555	211,058
Net reinsurance expense allowances, net of capitalization and amortization(3)	563,027	(6,054)	(3,874)

(1)	"Policy charges and fee income ceded" includes $(2) million, $(3) million and $(3) million of unaffiliated activity for the years ended December 31, 2016, 2015 and 2014, respectively.

(2)
"Policyholders' benefits (including change in reserves) ceded" includes $(0.3) million, $(0.1) million and $(0.4) million of unaffiliated activity for the years ended December 31, 2016, 2015 and 2014, respectively.

(3)	Prior period amounts are presented on a basis consistent with the current period presentation.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

14.    EQUITY
Accumulated Other Comprehensive Income (Loss)
The balance of and changes in each component of "Accumulated other comprehensive income (loss)” for the years ended December 31, are as follows:

	Accumulated Other Comprehensive Income (Loss)
	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)(1)	Total Accumulated Other Comprehensive Income (Loss)

	(in thousands)
Balance, December 31, 2013	$10	$70,857	$70,867
Change in other comprehensive income before reclassifications	(63)	35,931	35,868
Amounts reclassified from AOCI	0	(14,706)	(14,706)
Income tax benefit (expense)	23	(7,430)	(7,407)
Balance, December 31, 2014	(30)	84,652	84,622
Change in other comprehensive income before reclassifications	(54)	(54,279)	(54,333)
Amounts reclassified from AOCI	0	(4,831)	(4,831)
Income tax benefit (expense)	19	20,689	20,708
Balance, December 31, 2015	(65)	46,231	46,166
Change in other comprehensive income before reclassifications	(20)	(469,356)	(469,376)
Amounts reclassified from AOCI	0	(86,184)	(86,184)
Income tax benefit (expense)	7	194,439	194,446
Balance, December 31, 2016	$(78)	$(314,870)	$(314,948)

(1)	Includes cash flow hedges of $12 million, $15 million and $5 million as of December 31, 2016, 2015, and 2014, respectively.
Reclassifications out of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014

	(in thousands)
Amounts reclassified from AOCI(1)(2):
Net unrealized investment gains (losses):
Cash flow hedges - Currency/Interest rate(3)	$12,800	$2,070	$148
Net unrealized investment gains (losses) on available-for-sale securities	73,384	2,761	14,558
Total net unrealized investment gains (losses)(4)	86,184	4,831	14,706
Total reclassifications for the period	$86,184	$4,831	$14,706

(1)	All amounts are shown before tax.

(2)	Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.

(3)	See Note 11 for additional information on cash flow hedges.

(4)	See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs and future policy benefits.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Net Unrealized Investment Gains (Losses)
Net unrealized investment gains and losses on securities classified as available-for-sale and certain other long-term investments and other assets are included in the Company’s Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from “Other comprehensive income (loss)” those items that are included as part of “Net income” for a period that had been part of “Other comprehensive income (loss)” in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows:

Net Unrealized Investment Gains and Losses on Fixed Maturity Securities on which an OTTI loss has been recognized

	Net Unrealized Gains (Losses) on Investments	Deferred Policy Acquisition Costs and Other Costs	Future Policy Benefits	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)

	(in thousands)
Balance, December 31, 2013	$323	$(116)	$(14)	$(51)	$142
Net investment gains (losses) on investments arising during the period	(11)	0	0	4	(7)
Reclassification adjustment for (gains) losses included in net income	(311)	0	0	109	(202)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	116	0	(41)	75
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	14	(5)	9
Balance, December 31, 2014	1	0	0	16	17
Net investment gains (losses) on investments arising during the period	(9)	0	0	3	(6)
Reclassification adjustment for (gains) losses included in net income	17	0	0	(6)	11
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(3)	0	1	(2)
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	0	0	0
Balance, December 31, 2015	9	(3)	0	14	20
Net investment gains (losses) on investments arising during the period	378	0	0	(132)	246
Reclassification adjustment for (gains) losses included in net income	556	0	0	(195)	361
Reclassification adjustment for (gains) losses excluded from net income(1)	(2,204)	0	0	771	(1,433)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(2,130)	0	746	(1,384)
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	(522)	183	(339)
Balance, December 31, 2016	$(1,261)	$(2,133)	$(522)	$1,387	$(2,529)

(1)	Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

All Other Net Unrealized Investment Gains and Losses in AOCI

	Net Unrealized Gains (Losses) on Investments (1)	Deferred Policy Acquisition Costs and Other Costs	Future Policy Benefits	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)

	(in thousands)
Balance, December 31, 2013	$184,727	$(66,452)	$(8,187)	$(39,363)	$70,725
Net investment gains (losses) on investments arising during the period	28,590	0	0	(10,013)	18,577
Reclassification adjustment for (gains) losses included in net income	(14,395)	0	0	5,036	(9,359)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	7,407	0	(2,594)	4,813
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	(185)	64	(121)
Balance, December 31, 2014	198,922	(59,045)	(8,372)	(46,870)	84,635
Net investment gains (losses) on investments arising during the period	(86,623)	0	0	30,319	(56,304)
Reclassification adjustment for (gains) losses included in net income	(4,848)	0	0	1,697	(3,151)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	28,580	0	(10,003)	18,577
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	3,776	(1,322)	2,454
Balance, December 31, 2015	107,451	(30,465)	(4,596)	(26,179)	46,211
Net investment gains (losses) on investments arising during the period	(637,597)	0	0	223,159	(414,438)
Reclassification adjustment for (gains) losses included in net income	85,628	0	0	(29,970)	55,658
Reclassification adjustment for (gains) losses excluded from net income(2)	2,204	0	0	(771)	1,433
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(786)	0	275	(511)
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	(1,068)	374	(694)
Balance, December 31, 2016	$(442,314)	$(31,251)	$(5,664)	$166,888	$(312,341)

(1)	Includes cash flow hedges. See Note 11 for information on cash flow hedges.

(2)	Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

15.    RELATED PARTY TRANSACTIONS
The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Expense Charges and Allocations
Many of the Company’s expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.
The Company’s general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock option program was $0.1 million for each of the years ended December 31, 2016, 2015 and 2014. The expense charged to the Company for the deferred compensation program was $0.8 million, $0.6 million and $1 million for the years ended December 31, 2016, 2015 and 2014, respectively.
The Company is charged for its share of employee benefit expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during a career. The Company’s share of net expense for the pension plans was $1 million for each of the years ended December 31, 2016, 2015 and 2014.
The Company is also charged for its share of the costs associated with welfare plans issued by Prudential Insurance. These expenses include costs related to medical, dental, life insurance and disability. The Company's share of net expense for the welfare plans was $2 million, $2 million and $3 million for the years ended December 31, 2016, 2015 and 2014, respectively.
Prudential Insurance sponsors voluntary savings plans for its employee 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company's expense for its share of the voluntary savings plan was $0.5 million, $0.5 million and $0.7 million for the years ended December 31, 2016, 2015 and 2014, respectively.
The Company pays commissions and certain other fees to PAD in consideration for PAD’s marketing and underwriting of the Company’s products. Commissions and fees are paid by PAD to broker-dealers who sell the Company’s products. Commissions and fees paid by the Company to PAD were $108 million, $143 million and $177 million for the years ended December 31, 2016, 2015 and 2014, respectively.
Certain operating costs, including rental of office space, furniture, and equipment, have been charged to the Company at cost by Prudential Annuities Information Services and Technology Corporation (“PAIST”), an affiliated company. The Company signed a written service agreement with PAIST for these services executed and approved by the Connecticut Insurance Department in 1995. This agreement automatically continues in effect from year to year and may be terminated by either party upon 30 days written notice. Allocated lease expense was $4 million for each of the years ended December 31, 2016, 2015 and 2014. Sub-lease rental income, recorded as a reduction to lease expense, was $0.0 million, $0.0 million and $1 million for the years ended December 31, 2016, 2015 and 2014, respectively. Assuming that the written service agreement between PALAC and PAIST continues indefinitely, PALAC's allocated future minimum lease payments and sub-lease receipts per year and in aggregate as of December 31, 2016 are as follows:

	Lease	Sub-Lease
	(in thousands)
2017	$3,055	$0
2018	2,992	0
2019	2,742	0
2020	2,992	0
2021	2,992	0
2022 and thereafter	2,992	0
Total	$17,765	$0

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Affiliated Investment Management Expenses
In accordance with an agreement with PGIM, Inc. (“PGIM”), the Company pays investment management expenses to PGIM who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PGIM related to this agreement were $11 million, $5 million and $6 million for the years ended December 31, 2016, 2015 and 2014, respectively. These expenses are recorded as “Net investment income” in the Statements of Operations and Comprehensive Income.

Derivative Trades

In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty. See Note 11 for additional information.

Joint Ventures

The Company has made investments in joint ventures with certain subsidiaries of Prudential Financial. "Other long-term investments" includes $102 million and $45 million as of December 31, 2016 and 2015, respectively. "Net investment income" related to these ventures includes a gain of $5 million, $0.1 million and $2 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Affiliated Asset Administration Fee Income

The Company has a revenue sharing agreement with AST Investment Services, Inc. (“ASTISI”) and Prudential Investments LLC (“Prudential Investments”) whereby the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust and the Prudential Series Fund. Income received from ASTISI and Prudential Investments related to this agreement was $112 million, $173 million and $221 million for the years ended December 31, 2016, 2015 and 2014, respectively. These revenues are recorded as “Asset administration fees and other income” in the Statements of Operations and Comprehensive Income.

Affiliated Notes Receivable

Affiliated notes receivable included in "Other assets" at December 31, were as follows:

	Maturity Dates			Interest Rates			2016	2015
							(in thousands)
U.S. Dollar floating rate notes	2025	-	2026	1.36%	-	1.77%	$0	$24,203
U.S. Dollar fixed rate notes	2027	-	2028	2.31%	-	14.85%	40,925	10,423
Euro-denominated fixed rate notes			2025			2.30%	0	2,714
Total long-term notes receivable - affiliated (1)							$40,925	$37,340

(1)	All long-term notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances.

The affiliated notes receivable shown above include those classified as loans, and carried at unpaid principal balance, net of any allowance for losses and those classified as available-for-sale securities and other trading account assets carried at fair value. The Company monitors the internal and external credit ratings of these loans and loan performance. The Company also considers any guarantees made by Prudential Insurance for loans due from affiliates.

Accrued interest receivable related to these loans was $0.1 million as of both December 31, 2016 and 2015, and is included in “Other assets”. Revenues related to these loans were $0.9 million, $1 million and $1 million for the years ended December 31, 2016, 2015 and 2014, respectively, and are included in “Asset administration fees and other income”.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Affiliated Asset Transfers

The Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within "Additional paid-in capital" (“APIC”) and "Realized investment gains (losses), net", respectively. The table below shows affiliated asset trades for the years ended December 31, 2016 and 2015, excluding those related to the Variable Annuities Recapture effective April 1, 2016, as described in Note 1.

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	Additional Paid-in Capital, Net of Tax Increase/ (Decrease)	Realized Investment Gain/ (Loss), Net of Tax
				(in thousands)
Gibraltar Life Insurance Co Ltd	August 2016	Sale	Fixed Maturity	$11,559	$11,485	$0	$48
Prudential Insurance	September 2016	Sale	Fixed Maturity	$47,066	$36,639	$0	$6,777
Pruco Re	September 2016	Transfer in	Fixed Maturity	$91,586	$80,732	$(7,055)	$0
Debt Agreements
The Company is authorized to borrow funds up to $9 billion from Prudential Financial and its affiliates to meet its capital and other funding needs. During the second quarter of 2016, the Company was assigned the below debt from an affiliate as part of the Variable Annuities Recapture. See Note 1 for additional information on the reassignment as part of the Variable Annuities Recapture. The following table provides the breakout of the Company's short-term and long-term debt with affiliates:

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Affiliate	Date Issued	Amount of Notes - December 31, 2016	Amount of Notes - December 31, 2015	Interest Rate	Date of Maturity
		(in thousands)
Prudential Insurance	4/20/2016	$28,102	$0	1.89%	6/20/2017
Prudential Insurance	4/20/2016	18,734	0	2.60%	12/15/2018
Prudential Insurance	4/20/2016	25,000	0	2.60%	12/15/2018
Prudential Insurance	4/20/2016	46,835	0	2.80%	6/20/2019
Prudential Insurance	4/20/2016	18,734	0	2.80%	6/20/2019
Prudential Insurance	4/20/2016	37,468	0	3.64%	12/6/2020
Prudential Insurance	4/20/2016	93,671	0	3.64%	12/15/2020
Prudential Insurance	4/20/2016	103,038	0	3.64%	12/15/2020
Prudential Insurance	4/20/2016	93,671	0	3.47%	6/20/2021
Prudential Insurance	4/20/2016	93,671	0	4.39%	12/15/2023
Prudential Insurance	4/20/2016	28,102	0	4.39%	12/15/2023
Prudential Insurance	4/20/2016	37,468	0	3.95%	6/20/2024
Prudential Insurance	4/20/2016	93,671	0	3.95%	6/20/2024
Prudential Insurance	4/20/2016	46,835	0	3.95%	6/20/2024
Prudential Insurance	6/28/2016	30,000	0	2.08%	6/28/2019
Prudential Insurance	6/28/2016	50,000	0	3.87%	6/28/2026
Prudential Insurance	6/28/2016	25,000	0	3.49%	6/28/2026
Prudential Insurance	6/28/2016	26,000	0	2.59%	6/28/2021
Prudential Insurance	6/28/2016	25,000	0	2.08%	6/28/2019
Prudential Insurance	6/28/2016	20,000	0	2.08%	6/28/2019
Prudential Insurance	6/28/2016	25,000	0	3.49%	6/28/2026
Prudential Retirement Insurance & Annuity	6/28/2016	34,000	0	3.09%	6/28/2023
Prudential Funding	12/30/2015	0	1,000	5.05%	1/4/2016
Total Loans Payable to Affiliates		$1,000,000	$1,000

Total interest expense to the Company related to loans payable to affiliates was $53 million, $0.0 million and $0.0 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Contributed Capital and Dividends

In June of 2016, the Company received a capital contribution in the amount of $8,422 million from PAI, related to the Variable Annuities Recapture, as discussed in Note 1. For the years ended December 31, 2015 and 2014, the Company did not receive any capital contributions.

In December of 2016, there was a $1,140 million return of capital to PAI. In June and December of 2015, the Company paid dividends in the amounts of $270 million and $180 million, respectively, to Prudential Financial. In June and December of 2014, the Company paid dividends in the amounts of $75 million and $267 million, respectively, to PAI.

Reinsurance with affiliates

As discussed in Note 13, the Company participates in reinsurance transactions with certain affiliates.

16.    CONTRACT WITHDRAWAL PROVISIONS
Most of the Company’s separate account liabilities are subject to discretionary withdrawal by contractholders at market value or with market value adjustment. Separate account assets, which are carried at fair value, are adequate to pay such withdrawals, which are generally subject to surrender charges ranging from 9% to 1% for contracts held less than 10 years.
17.    QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2016 and 2015 are summarized in the table below:

	Three Months Ended
	March 31	June 30	September 30	December 31

2016	(in thousands)
Total revenues	$201,095	$(892,563)	$719,985	$(181,460)
Total benefits and expenses	429,590	1,215,062	(149,250)	122,236
Income (loss) from operations before income taxes	(228,495)	(2,107,625)	869,235	(303,696)
Net income (loss)	$(142,665)	$(1,316,230)	$569,649	$(200,842)
2015
Total revenues	$305,682	$279,135	$268,802	$219,952
Total benefits and expenses	331,751	122,886	388,581	65,421
Income (loss) from operations before income taxes	(26,069)	156,249	(119,779)	154,531
Net income (loss)	$(21,302)	$131,914	$(104,826)	$167,431

The variability in the quarterly results for 2016 was primarily due to the Variable Annuities Recapture. See Note 1 for additional information.

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Stockholder of
Prudential Annuities Life Assurance Corporation:
In our opinion, the accompanying statements of financial position and the related statements of operations and comprehensive income, of equity and of cash flows present fairly, in all material respects, the financial position of Prudential Annuities Life Assurance Corporation (an indirect, wholly-owned subsidiary of Prudential Financial, Inc.) at December 31, 2016 and 2015, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2016 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
As described in Note 15 of the financial statements, the Company has entered into extensive transactions with affiliated entities.
/S/ PRICEWATERHOUSECOOPERS LLP
New York, New York
March 23, 2017

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a) (1)
Financial Statements of the Sub-accounts of Prudential Annuities Life Assurance Corporation Variable Account B (Registrant) consisting of the Statement of Net Assets as of December 31, 2016; the Statement of Operations for the period ended December 31, 2016; the Statement of Changes in Net Assets for the periods ended December 31, 2016 and December 31, 2015, and Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement).

(2)
Financial Statements of Prudential Annuities Life Assurance Corporation (Depositor) consisting of the Statements of Financial Position as of December 31, 2016 and 2015; and the related Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 2016, 2015 and 2014; and the Notes to the Financial Statements appear in the Statement of Additional Information (Part B of the Registration Statement).

(b)	Exhibits are attached as indicated (all previously filed exhibits, as noted below, are incorporated herein by reference).

(1)
Copy of the resolution of the board of directors of Depositor authorizing the establishment of the Registrant for Separate Account B filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

(2)	Not applicable. Prudential Annuities Life Assurance Corporation maintains custody of all assets.

(3) (a)
Revised Principal Underwriting Agreement between Prudential Annuities Life Assurance Corporation and Prudential Annuities Distributors, Inc, filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 21, 2006.

(b)	Specimen Revised Dealer Agreement filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(c)
First Amendment to Principal Underwriting Agreement between Prudential Annuities Life Assurance Company ("Company"), and Prudential Annuities Distributors, Inc. ("Distributor"), filed via EDGAR with Post-Effective Amendment No. 49 to Registration Statement No. 333-96577, filed September 21, 2011.

(4) (a)
Contract # ASXT165/crt(09/01)-01 et al for XTra Credit Eight (representative of contract forms used in each state). Schedule Page #XT8/crt (6/08)-4, filed via EDGAR with Form N-4, Registration Statement No. 333-150220, filed April 11, 2008.

(b)	Copy of Highest Period Value Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to Registration Statement No. 333-96577, filed October 4, 2002.

(c)	Copy of Percentage of Growth Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to Registration Statement No. 333-96577, filed October 4, 2002.

(d)	Copy of Guaranteed Minimum Withdrawal Benefit filed via EDGAR with Post-Effective Amendment No. 2 to Registration Statement No. 333-96577, filed August 6, 2003.

(e)	Copy of Rider for Combination 5% Roll-up and Highest Anniversary Value Death Benefit filed via EDGAR with Post-Effective Amendment No. 5 to Registration Statement No. 333-96577, filed April 20, 2004.

(f)	Copy of Rider for Lifetime Five Income Benefit filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 333-96577, filed November 16, 2004.

(g)	Copy of Rider for Highest Daily Value Benefit filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 333-96577, filed November 16, 2004.

(h)	Copy of Rider for Spousal Lifetime Five Income Benefit filed via EDGAR with Post-Effective Amendment No. 10 to Registration Statement No. 333-96577, filed November 16, 2005.

(i)	Copy of Rider for Highest Daily Lifetime Five Income Benefit filed via EDGAR with Post-Effective Amendment No. 16 to Registration Statement No, 333-71654, filed October 6, 2006.

(j)	Copy of Form of rider for Guaranteed Return Option Plus 2008 filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

(k)	Copy of Form of rider for Highest Daily Guaranteed Return Option filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

(l)	Copy of rider for Highest Daily Lifetime Seven filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

(m)	Copy of rider for Highest Daily Lifetime Seven with Beneficiary Income Option filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(n)
Copy of rider for Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, filed via EDGAR with Post - Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(o)	Copy of rider for Highest Daily Lifetime Seven with Lifetime Income Accelerator, filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(p)
Copy of Schedule Page for Highest Daily Lifetime Seven with Lifetime Income Accelerator, filed via EDGAR with Pre-Effective Amendment No. 1 to Registration Statement No. 333-150220, filed June 4, 2008.

(q)	Copy of Schedule Page for Highest Daily Lifetime Seven with Beneficiary Income Option, filed via EDGAR with Pre-Effective Amendment No. 3 to Registration Statement No. 333-150220, filed June 13, 2008.

(r)	Highest Daily Lifetime 7 Plus Benefit Rider (RID-HD7 (2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(s)	Highest Daily Lifetime 7 Plus Schedule Supplement (SCH-HD7(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(t)	Highest Daily Lifetime Seven Benefit Schedule Supplement (SCH-HD7(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(u)
Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit Rider (RID-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(v)
Highest Daily Lifetime 7 Plus with Beneficiary Income Option Schedule Supplement (SCH-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(w)
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Benefit Rider (RID-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(x)
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Schedule Supplement (SCH-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(y)
Highest Daily Lifetime Seven with Beneficiary Income option Schedule supplement (SCH-HD7-DB(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(z)
Highest Daily Lifetime Seven with Lifetime Income Accelerator Schedule supplement (SCH-HD7-LIA(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(aa)	Schedule supplement Highest Daily Lifetime Five Benefit (SCH-HDLT5(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ab)	Beneficiary Annuity Endorsement (END-BENE(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ac)	Beneficiary IRA Endorsement (END-IRABEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ad)	Beneficiary Roth IRA Endorsement (END-ROTHBEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ae)	Highest Daily Lifetime 6 Plus Rider (RID-HD6-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(af)	Highest Daily Lifetime 6 Plus schedule (SCH-HD6-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ag)	Highest Daily Lifetime 6 Plus W/LIA Benefit Rider (RID-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ah)	Highest Daily Lifetime 6 Plus W/LIA Benefit Schedule (SCH-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ai)	GRO II Benefit rider (RID-GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(aj)	GRO II Benefit schedule (SCH-GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(ak)	Highest Daily GRO II Benefit rider (RID-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(al)	Highest Daily GRO II Benefit SCHEDULE (SCH-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(am)	Highest Daily GRO CAP Benefit SCHEDULE (SCH-HDGROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(an)	GRO Plus 2008 Benefit SCHEDULE (SCH-GROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(ao)	HDGRO (SCH-HDGRO-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

(ap)	HD GRO 90% Cap (SCH-HDGROCAP-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

(aq)	Amendatory Tax Endorsement, filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-150220, filed April 15, 2013.

(ar)	END-REDOM-ANN (09/13) filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-150220, filed August 30, 2013.

(5)	Application #ASVAA(3/06) for XTra Credit Eight (representative of contract applications used in each state).

6 (a)	Copy of the amended certificate of incorporation of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

(b)
Articles of Domestication of Prudential Annuities Life Assurance Corporation, effective August 31, 2013. Filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-150220, filed August 30, 2013.

(c)	Copy of the amended and restated By-Laws of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

(d)
Amended and Restated By-Laws of Prudential Annuities Life Assurance Corporation, effective August 30, 2013. Filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-150220, filed August 30, 2013.

(7)	Annuity Reinsurance Agreements between Depositor and:

(a)	Pruco Reinsurance Ltd. for GRO benefit filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577, filed April 18, 2005.

(b)	The Prudential Insurance Company of America for GMWB filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577, filed April 18, 2005.

(c)	The Prudential Insurance Company of America for Lifetime Five Withdrawal Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(d)	Pruco Reinsurance Ltd for Lifetime Five Withdrawal Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(e)	Pruco Reinsurance Ltd. for Spousal Lifetime Five Optional Living Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(f)	Pruco Reinsurance Ltd. for Highest Daily Lifetime Five Optional Living Benefit filed via EDGAR with Post-Effective Amendment No. 20 to this Registration Statement No. 333-96577, filed April 20, 2007.

(g)	Pruco Reinsurance Ltd. for Highest Daily GRO incorporated by reference to filing via EDGAR with Pre-Effective Amendment No. 1 to Registration Statement No. 333-148265, filed May 2, 2008.

(h)
Pruco Reinsurance Ltd. for Highest Daily Lifetime Seven Income Benefit and, Spousal Highest Daily Lifetime Seven Income Benefit incorporated by reference to filing via EDGAR with Pre-Effective Amendment No. 1 to Registration Statement No. 333-148265, filed May 2, 2008.

(i)	Pruco Reinsurance Ltd for GRO Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

(j)	Pruco Reinsurance Ltd for GRO Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

(k)	Pruco Reinsurance Ltd for Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

(l)	Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

(m)	Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

(n)	Pruco Reinsurance Ltd for GRO Plus filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

(o)	Pruco Reinsurance Ltd for Highest Daily Lifetime 7 Plus filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

(p)	Pruco Reinsurance Ltd for Highest Daily Lifetime 6 Plus filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

(8)	Agreements between Depositor and:

(a)	Advanced Series Trust filed via EDGAR with Post-Effective Amendment No. 4 to Registration Statement No. 33-87010, filed February 25, 1997.

(b)	First Defined Portfolio Fund LLC filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 33-86866, filed April 26, 2000.

(c)	Evergreen Variable Annuity Trust filed via EDGAR with Post-Effective Amendment No. 9 to this Registration Statement No. 33-87010, filed April 26, 2000.

(d)	INVESCO Variable Investment Funds, Inc. filed via EDGAR with Post-Effective Amendment No. 9 to this Registration Statement No. 33-87010, filed April 26, 2000.

(e)	ProFunds VP filed via EDGAR with Post-Effective Amendment No. 9 to this Registration Statement No. 33-87010, filed April 26, 2000.

(f)	Wells Fargo Variable Trust filed via EDGAR with Initial Registration to this Registration Statement No. 333-49478, filed November 7, 2000.

(g)	Prudential Series Fund, Inc. filed via EDGAR with Post-Effective Amendment No. 15 to Registration Statement No. 33-87010, filed April 26, 2001.

(h)	Revised Nationwide Variable Investment Trust filed via EDGAR with Post-Effective Amendment No. 20 to this Registration Statement No. 333-96577, filed April 20, 2007.

(i)	A I M Variable Insurance Funds filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577, filed April 18, 2005.

(j)	ProFunds VP Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(k)	Rule 22c-2 Agreement via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(l)	Notice re change of Depositor name to Prudential Annuities Life Assurance Corporation via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(m)	Franklin Templeton Variable Insurance Products Trust filed via EDGAR to Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(n)	Amendment to Fund Participation Agreement, filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-150220, filed April 15, 2013.

(9)	Opinion and Consent of Counsel filed via EDGAR with Pre-Effective No.1 to Registration Statement 333-150220, filed June 4, 2008.

(10)	Written Consent of Independent Registered Public Accounting Firm. (Filed Herewith)

(11)	Not applicable.

(12)	Not applicable.

(13)(a)	Power of Attorney for John Chieffo (Filed herewith)

(13)(b)	Power of Attorney for Lori D. Fouché (Filed herewith)

(13)(c)	Power of Attorney for Kent D. Sluyter (Filed herewith)

(13)(d)	Power of Attorney for Candace J. Woods (Filed herewith)

(13)(e)	Power of Attorney for Kenneth Y. Tanji (Filed herewith)

(13)(f)	Power of Attorney for Arthur W. Wallace (Filed herewith)
ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY, IN REGISTRANT’S VARIABLE ANNUITY BUSINESS:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Timothy S. Cronin One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President
Suzy J. Domenick 751 Broad Street Newark, New Jersey 07102-3714	Senior Vice President
Lori D. Fouché 213 Washington Street Newark, New Jersey 07102-2917	Director
John Chieffo 213 Washington Street Newark, New Jersey 07102-2917	Chief Financial Officer, Executive Vice President and Director
George M. Gannon 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Senior Vice President
Michael Long 655 Broad Street Newark, New Jersey 07102-4410	Senior Vice President
Kent D. Sluyter One Corporate Drive Shelton, Connecticut 06484-6208	President, Chief Executive Officer and Director
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President, Chief Legal Officer, and Corporate Secretary
Kenneth Y. Tanji 751 Broad Street Newark, New Jersey 07102-3714	Director and Treasurer
Arthur W. Wallace One Corporate Drive Shelton, Connecticut 06484-6208	Director, Senior Vice President and Chief Actuary
Candace J. Woods 751 Broad Street Newark, New Jersey 07102-3714	Director

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:
The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable AnnuityContract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life

Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.
The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 17, 2017, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).
ITEM 27. NUMBER OF CONTRACT OWNERS: As of October 31, 2017, there were 4,849 Qualified contract owners and 1,647 Non-Qualified contract owners.
ITEM 28. INDEMNIFICATION:
The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.
Arizona, the state of organization of Prudential Annuities Life Assurance Corporation ("Prudential Annuities"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Prudential Annuities’ By-law, Article VI, which relates to indemnification of officers and directors.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 29. PRINCIPAL UNDERWRITERSITEM 29. PRINCIPAL UNDERWRITERS:
(a) Prudential Annuities Distributors, Inc. (PAD)
PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b) Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER

James F. Mullery One Corporate Drive Shelton, Connecticut 06484-6208	President & CEO and Director
Wayne Chopus One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
John Chieffo 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Director
Dianne D. Bogoian One Corporate Drive Shelton, Connecticut 06484-6208	Director
Elizabeth Guerrera One Corporate Drive Shelton, Connecticut 06484-6208	Chief Operating Officer, Vice President and Director
Timothy S. Cronin One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President
Christopher J. Hagan 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Francine B. Boucher 751 Broad Street Newark, New Jersey 07102-3714	Chief Legal Officer, Vice President and Secretary
Elizabeth Marin 751 Broad Street Newark, New Jersey 07102-3714	Treasurer
Steven Weinreb Three Gateway Center Newark, New Jersey 07102-4061	Chief Financial Officer and Controller
Michael B. McCauley One Corporate Drive Shelton, Connecticut 06484-6208	Vice President and Chief Compliance Officer
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President
Douglas S. Morrin One Corporate Drive Shelton, Connecticut 06484-6208	Vice President
Charles H. Smith 751 Broad Street Newark, New Jersey 07102-3714	AML Officer

ITEM 29. PRINCIPAL UNDERWRITERS:
(c) Commissions received by PAD during 2016 with respect to all individual annuities issued by PALAC.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
Prudential Annuities Distributors, Inc.*	$108,318,475.79	$-0-	$-0-	$-0-
* PAD did not retain any of these commissions.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS:
Accounts and records are maintained by PALAC at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.
ITEM 31. MANAGEMENT SERVICES
None.
ITEM 32. UNDERTAKINGS

(a)
Registrant hereby undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b)
Registrant undertakes to include either (1) as part of any enrollment form or application to purchase a contract offered by the prospectus, a space that an applicant or enrollee can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)
Prudential Annuities Life Assurance Corporation (“Depositor”) hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Prudential Annuities Life Assurance Corporation.

(e)
With respect to the restrictions on withdrawals for Texas Optional Retirement Programs and Section 403(b) plans, we are relying upon: 1) a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission to the American Council of Life Insurance with respect to annuities issued under Section 403(b) of the Code, the requirements of which have been complied with by us; and 2) Rule 6c-7 under the 1940 Act with respect to annuities made available through the Texas Optional Retirement Program, the requirements of which have been complied with by us.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 13th day of December 2017.

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
REGISTRANT

BY: PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
DEPOSITOR

/s/ Kent D. Sluyter*
Kent D. Sluyter President and Chief Executive Officer

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
DEPOSITOR

/s/ Kent D. Sluyter*
Kent D. Sluyter President and Chief Executive Officer

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
/s/ Kent D. Sluyter*	Director, President and Chief Executive Officer	December 13, 2017
Kent D. Sluyter
John Chieffo*	Chief Financial Officer, Executive Vice President and Director (Principal Accounting Officer)	December 13, 2017
John Chieffo
Lori D. Fouché*	Director	December 13, 2017
Lori D. Fouché
Kenneth Y. Tanji*	Director	December 13, 2017
Kenneth Y. Tanji
Candace J. Woods*	Director	December 13, 2017
Candace J. Woods
Arthur W. Wallace*	Director	December 13, 2017
Arthur W. Wallace

By:	/s/ Douglas E. Scully
Douglas E. Scully
* Executed by Douglas E. Scully on behalf of those indicated pursuant to Power of Attorney.

EXHIBITS
(10) Written Consent of Independent Registered Public Accounting Firm.

(13)(a)	Power of Attorney for John Chieffo

(13)(b)	Power of Attorney for Lori D. Fouché

(13)(c)	Power of Attorney for Kent D. Sluyter

(13)(d)	Power of Attorney for Candace J. Woods

(13)(e)	Power of Attorney for Kenneth Y. Tanji
(13)(f)    Power of Attorney for Arthur W. Wallace